UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2015

Date of reporting period: January 31, 2015

Item 1. Reports to Stockholders.

JANUARY 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares North American Tech ETF | IGM | NYSE Arca
➢	iShares North American Tech-Multimedia Networking ETF | IGN | NYSE Arca
➢	iShares North American Tech-Software ETF | IGV | NYSE Arca
➢	iShares North American Natural Resources ETF | IGE | NYSE Arca
➢	iShares PHLX Semiconductor ETF | SOXX | NASDAQ

Fund Performance Overview

iSHARES® NORTH AMERICAN TECH ETF

Performance as of January 31, 2015

The iShares North American Tech ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the technology sector, as represented by the S&P North American Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 3.28%, net of fees, while the total return for the Index was 3.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.85%	12.89%	13.37%	12.85%	12.89%	13.37%
5 Years	15.44%	15.46%	15.97%	105.02%	105.20%	109.76%
10 Years	9.01%	9.00%	9.50%	136.87%	136.84%	147.74%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,032.80	$2.41	$1,000.00	$1,022.80	$2.40	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Software	19.38%
IT Services	17.36
Internet Software & Services	17.25
Computers & Peripherals	14.48
Semiconductors & Semiconductor Equipment	13.33
Communications Equipment	8.16
Internet & Catalog Retail	5.95
Electronic Equipment, Instruments & Components	4.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

Apple Inc.	9.17%
Microsoft Corp.	7.48
Intel Corp.	4.04
Facebook Inc. Class A	4.01
Google Inc. Class A	3.87
Google Inc. Class C	3.85
International Business Machines Corp.	3.57
Oracle Corp.	3.43
Cisco Systems Inc.	3.41
Amazon.com Inc.	3.40

TOTAL	46.23%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

Performance as of January 31, 2015

The iShares North American Tech-Multimedia Networking ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the multimedia and networking technology sectors, as represented by the S&P North American Technology Multimedia Networking IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 2.90%, net of fees, while the total return for the Index was 3.12%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.27%	5.27%	5.70%	5.27%	5.27%	5.70%
5 Years	7.55%	7.54%	7.86%	43.86%	43.86%	46.01%
10 Years	3.05%	3.06%	3.53%	35.07%	35.17%	41.43%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,029.00	$2.40	$1,000.00	$1,022.80	$2.40	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Communications Equipment	100.00%

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

Juniper Networks Inc.	9.31%
Motorola Solutions Inc.	8.63
Cisco Systems Inc.	8.55
QUALCOMM Inc.	7.59
F5 Networks Inc.	7.38
Palo Alto Networks Inc.	4.93
Brocade Communications Systems Inc.	4.58
Harris Corp.	4.41
ARRIS Group Inc.	4.33
Riverbed Technology Inc.	4.30

TOTAL	64.01%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

Performance as of January 31, 2015

The iShares North American Tech-Software ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the software sector, as represented by the S&P North American Technology Software IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 5.74%, net of fees, while the total return for the Index was 5.96%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.42%	9.44%	9.89%	9.42%	9.44%	9.89%
5 Years	15.57%	15.58%	16.06%	106.13%	106.25%	110.58%
10 Years	8.58%	8.60%	9.03%	127.84%	128.21%	137.40%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,057.40	$2.44	$1,000.00	$1,022.80	$2.40	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Application Software	57.40%
Systems Software	34.69
Home Entertainment Software	7.91

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

Oracle Corp.	8.77%
Adobe Systems Inc.	8.32
Salesforce.com Inc.	8.30
Microsoft Corp.	7.31
Intuit Inc.	6.21
Symantec Corp.	4.28
Electronic Arts Inc.	4.27
Autodesk Inc.	3.08
Red Hat Inc.	3.00
Activision Blizzard Inc.	2.59

TOTAL	56.13%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

Performance as of January 31, 2015

The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector, as represented by the S&P North American Natural Resources Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -22.56%, net of fees, while the total return for the Index was -22.42%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(9.43)%	(9.39)%	(8.99)%	(9.43)%	(9.39)%	(8.99)%
5 Years	4.35%	4.39%	4.88%	23.75%	23.95%	26.88%
10 Years	6.61%	6.60%	7.12%	89.59%	89.44%	99.02%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$774.40	$2.10	$1,000.00	$1,022.80	$2.40	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*
Oil, Gas & Consumable Fuels	67.33%
Energy Equipment & Services	16.71
Metals & Mining	8.23
Containers & Packaging	4.77
Paper & Forest Products	1.82
Construction Materials	1.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*
Exxon Mobil Corp.	7.23%
Chevron Corp.	7.21
Schlumberger Ltd.	6.16
ConocoPhillips	4.50
Kinder Morgan Inc.	4.05
Occidental Petroleum Corp.	3.60
EOG Resources Inc.	2.83
Suncor Energy Inc.	2.51
Anadarko Petroleum Corp.	2.41
Phillips 66	2.26

TOTAL	42.76%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® PHLX SEMICONDUCTOR ETF

Performance as of January 31, 2015

The iShares PHLX Semiconductor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector, as represented by the PHLX Semiconductor Sector IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 8.06%, net of fees, while the total return for the Index was 8.34%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.87%	24.91%	25.55%	24.87%	24.91%	25.55%
5 Years	16.86%	16.88%	17.33%	117.97%	118.09%	122.36%
10 Years	6.80%	6.81%	7.22%	93.07%	93.29%	100.72%

Index performance through October 14, 2010 reflects the performance of the S&P North American Technology-Semiconductors Index. Index performance beginning on October 15, 2010 reflects the performance of the PHLX Semiconductor Sector Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,080.60	$2.46	$1,000.00	$1,022.80	$2.40	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*
Semiconductors	73.15%
Semiconductor Equipment	16.54
Communications Equipment	7.22
Computer Storage & Peripherals	3.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*
Texas Instruments Inc.	8.28%
Intel Corp.	7.47
QUALCOMM Inc.	7.22
Micron Technology Inc.	6.86
Applied Materials Inc.	6.35
Avago Technologies Ltd.	4.64
NXP Semiconductors NV	4.30
Broadcom Corp. Class A	4.14
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	4.08
Skyworks Solutions Inc.	4.06

TOTAL	57.40%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2014 and held through January 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.86%

COMMUNICATIONS EQUIPMENT — 8.15%
ADTRAN Inc.	9,845	$217,673
ARRIS Group Inc.[a]	23,896	626,553
Aruba Networks Inc.[a]	19,729	327,107
Brocade Communications Systems Inc.	78,537	873,331
Ciena Corp.[a,b]	19,232	356,177
Cisco Systems Inc.	925,546	24,402,020
CommScope Holding Co. Inc.[a]	14,734	414,099
EchoStar Corp. Class Aa	7,786	406,196
F5 Networks Inc.[a]	13,384	1,493,922
Finisar Corp.[a,b]	18,198	330,112
Harris Corp.	18,916	1,269,831
Infinera Corp.a,[b]	22,808	367,665
InterDigital Inc.	6,724	336,066
Ixia[a]	10,842	109,938
JDS Uniphase Corp.[a]	42,008	510,397
Juniper Networks Inc.	69,850	1,587,691
Motorola Solutions Inc.	38,289	2,389,616
NETGEAR Inc.[a,b]	6,275	211,907
Palo Alto Networks Inc.[a,b]	12,115	1,531,215
Plantronics Inc.	7,851	359,811
Polycom Inc.[a]	24,498	325,823
QUALCOMM Inc.	300,926	18,795,838
Riverbed Technology Inc.[a]	28,140	579,121
Ubiquiti Networks Inc.	4,755	125,033
ViaSat Inc.[a]	7,855	441,608

		58,388,750

COMPUTERS & PERIPHERALS — 14.45%
3D Systems Corp.[a,b]	18,987	552,142
Apple Inc.	560,032	65,613,349
BlackBerry Ltd.[a,b]	87,275	885,841
Diebold Inc.	11,774	367,349
Electronics For Imaging Inc.[a]	8,539	330,032
EMC Corp.	368,305	9,550,149
Hewlett-Packard Co.	337,785	12,204,172
Lexmark International Inc. Class A	11,279	450,145
NCR Corp.[a]	30,593	777,062
NetApp Inc.	56,325	2,129,085
Nimble Storage Inc.[a,b]	4,464	100,127
QLogic Corp.[a]	15,567	207,975
SanDisk Corp.	39,932	3,031,238
Seagate Technology PLC	59,224	3,342,603

Security	Shares	Value
Super Micro Computer Inc.[a]	6,287	$229,916
Western Digital Corp.	39,507	3,841,266

		103,612,451
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.09%
Amphenol Corp. Class A	55,973	3,006,310
Anixter International Inc.[a]	4,932	371,675
Arrow Electronics Inc.[a]	17,584	967,823
Avnet Inc.	24,866	1,034,923
AVX Corp.	8,490	109,776
Belden Inc.	7,769	644,361
Benchmark Electronics Inc.[a]	9,621	233,117
CDW Corp./DE	21,556	738,508
Celestica Inc.[a]	28,121	314,674
Cognex Corp.[a]	15,736	578,298
Coherent Inc.[a]	4,553	281,740
Corning Inc.	232,001	5,514,664
Dolby Laboratories Inc. Class A	8,026	311,409
FEI Co.	7,480	615,006
FLIR Systems Inc.	25,562	771,972
Ingram Micro Inc. Class Aa	28,335	713,475
InvenSense Inc.[a,b]	13,382	197,652
IPG Photonics Corp.[a,b]	6,367	475,233
Itron Inc.[a]	7,156	266,275
Jabil Circuit Inc.	35,089	723,184
Keysight Technologies Inc.[a]	30,337	1,012,952
Knowles Corp.[a]	15,319	324,916
Littelfuse Inc.	4,096	404,439
Methode Electronics Inc.	6,872	248,560
National Instruments Corp.	18,241	548,689
OSI Systems Inc.[a]	3,312	231,774
Plexus Corp.[a]	6,013	227,833
Sanmina Corp.[a]	14,769	312,807
SYNNEX Corp.	5,061	375,476
TE Connectivity Ltd.	73,604	4,886,569
Tech Data Corp.[a,b]	6,966	397,759
Trimble Navigation Ltd.[a]	46,990	1,120,242
Universal Display Corp.[a,b]	7,396	235,637
Vishay Intertechnology Inc.	24,276	330,639
Zebra Technologies Corp. Class Aa	9,257	772,589

		29,300,956
INTERNET & CATALOG RETAIL — 5.94%
Amazon.com Inc.[a]	68,717	24,362,238
Expedia Inc.	17,906	1,538,663

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

January 31, 2015

Security	Shares	Value
Groupon Inc.[a]	76,507	$547,790
Lands’ End Inc.[a,b]	2,349	81,487
Netflix Inc.[a]	10,900	4,815,620
Priceline Group Inc. (The)[a]	9,476	9,565,832
Shutterfly Inc.[a]	7,045	309,064
TripAdvisor Inc.[a,b]	20,209	1,354,205

		42,574,899
INTERNET SOFTWARE & SERVICES — 17.23%
Akamai Technologies Inc.[a]	32,176	1,871,195
AOL Inc.[a]	14,129	611,079
Bankrate Inc.[a]	10,218	127,521
comScore Inc.[a]	6,168	256,342
Cornerstone OnDemand Inc.[a,b]	8,716	287,192
CoStar Group Inc.[a,b]	5,861	1,081,413
Dealertrack Technologies Inc.[a,b]	8,055	323,811
Demandware Inc.[a,b]	5,765	308,773
eBay Inc.[a]	204,622	10,844,966
Endurance International Group Holdings Inc.[a,b]	7,941	133,488
Envestnet Inc.[a]	6,198	319,011
Equinix Inc.	9,914	2,149,950
Facebook Inc. Class Aa	378,446	28,727,836
Google Inc. Class Aa	51,595	27,734,892
Google Inc. Class Ca	51,545	27,551,834
HomeAway Inc.[a]	15,857	404,195
IAC/InterActiveCorp	14,014	854,153
j2 Global Inc.	8,229	472,674
LinkedIn Corp. Class Aa,b	19,100	4,292,534
NIC Inc.	11,234	184,462
Pandora Media Inc.[a,b]	32,967	547,252
Rackspace Hosting Inc.[a]	21,533	968,124
Shutterstock Inc.[a,b]	2,823	158,907
Trulia Inc.[a]	6,226	265,726
Twitter Inc.[a]	92,944	3,488,188
VeriSign Inc.[a,b]	19,775	1,077,342
Web.com Group Inc.[a,b]	9,447	142,744
WebMD Health Corp.[a]	6,366	246,683
Yahoo! Inc.[a]	159,462	7,014,733
Yelp Inc.[a,b]	11,199	587,612
Zillow Inc. Class Aa,b	4,597	445,541

		123,480,173
IT SERVICES — 17.34%
Accenture PLC Class A	113,575	9,543,707
Acxiom Corp.[a]	13,813	251,397

Security	Shares	Value
Alliance Data Systems Corp.[a]	11,559	$3,338,586
Automatic Data Processing Inc.	87,247	7,200,495
Blackhawk Network Holdings Inc.[a,b]	2,255	75,227
Blackhawk Network Holdings Inc. Class Ba	6,826	226,009
Booz Allen Hamilton Holding Corp.	15,589	453,796
Broadridge Financial Solutions Inc.	21,753	1,043,926
CACI International Inc. Class Aa	4,308	364,414
Cardtronics Inc.[a]	8,006	269,082
CGI Group Inc. Class Aa,b	50,296	1,991,722
Cognizant Technology Solutions Corp. Class Aa	110,207	5,965,505
Computer Sciences Corp.	25,487	1,546,551
Convergys Corp.	18,356	351,701
CoreLogic Inc.[a]	16,278	540,430
DST Systems Inc.	5,319	514,347
EPAM Systems Inc.[a]	4,305	210,644
Euronet Worldwide Inc.[a]	9,044	410,507
EVERTEC Inc.	11,872	238,152
Fidelity National Information Services Inc.	51,326	3,204,282
Fiserv Inc.[a]	44,130	3,200,749
FleetCor Technologies Inc.[a]	13,828	1,942,834
Gartner Inc.[a]	15,973	1,345,246
Genpact Ltd.[a,b]	28,434	570,670
Global Payments Inc.	12,272	1,071,468
Heartland Payment Systems Inc.	6,580	327,487
iGATE Corp.[a]	6,370	225,498
International Business Machines Corp.	166,587	25,539,453
Jack Henry & Associates Inc.	14,834	910,363
Leidos Holdings Inc.	11,350	469,890
ManTech International Corp. Class A	4,177	135,878
MasterCard Inc. Class A	177,362	14,549,005
MAXIMUS Inc.	11,948	665,743
NeuStar Inc. Class Aa,b	10,366	272,522
Paychex Inc.	59,078	2,673,870
Sapient Corp.[a]	21,489	534,216
Science Applications International Corp.	7,325	357,313
Syntel Inc.[a]	5,696	246,352
TeleTech Holdings Inc.[a]	3,003	66,246
Teradata Corp.[a,b]	27,759	1,236,941
Total System Services Inc.	29,941	1,059,013
Unisys Corp.[a,b]	9,124	200,089
Vantiv Inc. Class Aa,b	27,112	932,382

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

January 31, 2015

Security	Shares	Value
VeriFone Systems Inc.[a]	20,514	$643,934
Visa Inc. Class A	88,402	22,534,554
Western Union Co.	94,822	1,611,974
WEX Inc.[a]	6,971	641,681
Xerox Corp.	193,995	2,554,914

		124,260,765
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.31%
Advanced Micro Devices Inc.[a,b]	113,827	292,535
Altera Corp.	55,049	1,812,488
Amkor Technology Inc.[a]	21,046	133,642
Analog Devices Inc.	56,292	2,933,095
Applied Materials Inc.	220,519	5,036,654
Atmel Corp.[a]	75,659	630,239
Avago Technologies Ltd.	45,770	4,708,818
Broadcom Corp. Class A	97,432	4,134,527
Cabot Microelectronics Corp.[a]	4,202	207,621
Cavium Inc.[a]	9,724	571,868
Cirrus Logic Inc.[a]	11,249	298,098
Cree Inc.[a,b]	21,513	760,700
Cypress Semiconductor Corp.[a]	27,065	398,667
Diodes Inc.[a]	6,511	172,086
Entegris Inc.[a]	25,533	331,929
Fairchild Semiconductor International Inc.[a]	21,546	330,731
First Solar Inc.[a]	13,636	577,075
Freescale Semiconductor Ltd.[a,b]	17,996	577,492
Integrated Device Technology Inc.[a,b]	26,996	493,757
Intel Corp.	875,123	28,914,064
Intersil Corp. Class A	23,445	335,498
KLA-Tencor Corp.	29,710	1,826,274
Lam Research Corp.	28,720	2,195,357
Linear Technology Corp.	43,067	1,935,431
Marvell Technology Group Ltd.	77,337	1,197,950
Maxim Integrated Products Inc.	51,295	1,697,352
Microchip Technology Inc.	36,360	1,639,836
Micron Technology Inc.[a]	194,285	5,685,751
Microsemi Corp.[a]	17,227	479,944
MKS Instruments Inc.	9,634	337,286
Monolithic Power Systems Inc.	6,533	310,252
NVIDIA Corp.	93,511	1,795,879
OmniVision Technologies Inc.[a]	10,264	277,539
ON Semiconductor Corp.[a]	79,079	791,581
PMC-Sierra Inc.[a]	36,016	318,381
Power Integrations Inc.	5,355	276,211

Security	Shares	Value
Qorvo Inc.[a]	26,455	$1,954,231
Rambus Inc.[a]	20,486	230,467
Semtech Corp.[a]	12,139	309,059
Silicon Laboratories Inc.[a]	7,151	312,928
Skyworks Solutions Inc.	34,564	2,870,540
Spansion Inc. Class Aa	11,107	393,854
SunEdison Inc.[a,b]	45,770	857,272
SunPower Corp.[a,b]	9,277	223,761
Synaptics Inc.[a,b]	6,665	511,939
Teradyne Inc.	39,166	708,905
Tessera Technologies Inc.	8,529	316,255
Texas Instruments Inc.	191,188	10,218,999
Veeco Instruments Inc.[a,b]	7,378	215,216
Xilinx Inc.	47,762	1,842,419

		95,382,453
SOFTWARE — 19.35%
ACI Worldwide Inc.[a]	20,595	380,390
Activision Blizzard Inc.	89,822	1,876,831
Adobe Systems Inc.[a]	85,756	6,014,068
Advent Software Inc.	7,981	334,005
ANSYS Inc.[a]	16,609	1,339,848
Aspen Technology Inc.[a]	16,326	577,042
Autodesk Inc.[a]	41,246	2,227,490
Barracuda Networks Inc.[a]	1,835	62,133
Blackbaud Inc.	8,447	369,218
CA Inc.	57,831	1,752,279
Cadence Design Systems Inc.[a]	53,050	954,369
CDK Global Inc.	29,129	1,315,466
Citrix Systems Inc.[a]	29,205	1,730,688
CommVault Systems Inc.[a]	7,786	339,314
Electronic Arts Inc.[a]	56,212	3,083,790
FactSet Research Systems Inc.	7,045	1,011,591
Fair Isaac Corp.	5,798	413,687
FireEye Inc.[a,b]	5,753	194,509
Fortinet Inc.[a]	25,106	750,544
Guidewire Software Inc.[a,b]	12,514	626,951
Informatica Corp.[a]	19,717	821,903
Intuit Inc.	51,677	4,486,597
Manhattan Associates Inc.[a]	13,539	604,381
Mentor Graphics Corp.	17,815	409,923
Microsoft Corp.	1,325,224	53,539,050
MicroStrategy Inc. Class Aa	1,631	263,570
NetScout Systems Inc.[a]	6,770	243,043
NetSuite Inc.[a,b]	6,376	627,590
Nuance Communications Inc.[a]	45,994	632,187

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

January 31, 2015

Security	Shares	Value
Open Text Corp.	22,022	$1,247,987
Oracle Corp.	585,500	24,526,595
Pegasystems Inc.	6,532	127,831
Progress Software Corp.[a]	8,957	224,373
Proofpoint Inc.[a,b]	6,120	306,000
PTC Inc.[a]	21,046	703,147
QLIK Technologies Inc.[a]	16,339	464,028
RealPage Inc.[a,b]	9,485	170,825
Red Hat Inc.[a,b]	33,939	2,164,969
Rovi Corp.[a]	17,089	394,927
Salesforce.com Inc.[a]	106,214	5,995,780
ServiceNow Inc.[a]	23,919	1,743,695
SolarWinds Inc.[a]	11,884	572,215
Solera Holdings Inc.	12,411	640,408
Splunk Inc.[a]	21,725	1,122,096
SS&C Technologies Holdings Inc.	12,187	674,307
Symantec Corp.	124,843	3,092,361
Synchronoss Technologies Inc.[a,b]	6,453	274,059
Synopsys Inc.[a]	28,270	1,215,327
Tableau Software Inc. Class Aa	7,226	583,572
Take-Two Interactive Software Inc.[a]	15,143	450,050
TiVo Inc.[a,b]	18,552	194,054
Tyler Technologies Inc.[a]	5,959	632,131
Ultimate Software Group Inc. (The)[a]	5,110	756,331
Verint Systems Inc.[a]	10,987	586,486
VMware Inc. Class Aa	15,548	1,198,751
Workday Inc. Class Aa	17,187	1,365,679
Zynga Inc. Class Aa,b	119,887	306,911

		138,717,352

TOTAL COMMON STOCKS (Cost: $548,891,811)		715,717,799

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.13%

MONEY MARKET FUNDS — 3.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	20,026,476	$20,026,476
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	1,204,691	1,204,691
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,169,902	1,169,902

		22,401,069

TOTAL SHORT-TERM INVESTMENTS (Cost: $22,401,069)		22,401,069

TOTAL INVESTMENTS IN SECURITIES — 102.99% (Cost: $571,292,880)		738,118,868
Other Assets, Less Liabilities — (2.99)%		(21,416,081)

NET ASSETS — 100.00%		$716,702,787

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.97%

COMMUNICATIONS EQUIPMENT — 99.97%
ADTRAN Inc.	166,258	$3,675,964
ARRIS Group Inc.[a]	375,961	9,857,697
Aruba Networks Inc.[a]	334,795	5,550,901
Brocade Communications Systems Inc.	936,728	10,416,415
Ciena Corp.[a,b]	326,166	6,040,594
Cisco Systems Inc.	737,512	19,444,504
CommScope Holding Co. Inc.[a]	252,753	7,103,623
EchoStar Corp. Class Aa	131,551	6,863,016
F5 Networks Inc.[a,b]	150,367	16,783,965
Finisar Corp.[a,b]	304,714	5,527,512
Harris Corp.	149,245	10,018,817
Infinera Corp.[a,b]	383,463	6,181,424
InterDigital Inc.	113,748	5,685,125
Ixia[a,b]	179,722	1,822,381
JDS Uniphase Corp.[a]	709,631	8,622,017
Juniper Networks Inc.	931,467	21,172,245
Motorola Solutions Inc.	314,512	19,628,694
NETGEAR Inc.[a]	105,866	3,575,095
Palo Alto Networks Inc.[a]	88,624	11,201,187
Plantronics Inc.	131,384	6,021,329
Polycom Inc.[a]	417,733	5,555,849
QUALCOMM Inc.	276,503	17,270,377
Riverbed Technology Inc.[a,b]	474,744	9,770,232
Ubiquiti Networks Inc.[b]	81,027	2,130,605
ViaSat Inc.[a,b]	131,911	7,416,036

		227,335,604

TOTAL COMMON STOCKS (Cost: $237,457,747)		227,335,604

SHORT-TERM INVESTMENTS — 13.75%

MONEY MARKET FUNDS — 13.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	29,342,551	29,342,551
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	1,765,099	1,765,099
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	165,144	165,144

		31,272,794

Value

TOTAL SHORT-TERM INVESTMENTS (Cost: $31,272,794)	$31,272,794

TOTAL INVESTMENTS IN SECURITIES — 113.72% (Cost: $268,730,541)	258,608,398
Other Assets, Less Liabilities — (13.72)%	(31,198,435)

NET ASSETS — 100.00%	$227,409,963

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.86%

APPLICATION SOFTWARE — 57.32%
ACI Worldwide Inc.[a,b]	334,510	$6,178,400
Adobe Systems Inc.[a]	1,379,288	96,729,467
Advent Software Inc.	129,394	5,415,139
ANSYS Inc.[a,b]	267,462	21,576,160
Aspen Technology Inc.[a]	263,225	9,303,688
Autodesk Inc.[a,b]	662,129	35,758,277
Blackbaud Inc.	134,717	5,888,480
Cadence Design Systems Inc.[a,b]	851,951	15,326,598
CDK Global Inc.	467,754	21,123,771
Citrix Systems Inc.[a]	468,325	27,752,940
FactSet Research Systems Inc.	112,975	16,222,080
Fair Isaac Corp.	93,430	6,666,231
Guidewire Software Inc.[a,b]	202,354	10,137,935
Informatica Corp.[a,b]	316,208	13,181,130
Intuit Inc.	830,976	72,145,336
Manhattan Associates Inc.[a,b]	217,174	9,694,647
Mentor Graphics Corp.	284,760	6,552,328
MicroStrategy Inc. Class Aa,b	26,309	4,251,534
NetScout Systems Inc.[a]	109,088	3,916,259
Nuance Communications Inc.[a,b]	738,538	10,151,205
Open Text Corp.	354,334	20,080,108
Pegasystems Inc.	104,430	2,043,695
PTC Inc.[a]	337,514	11,276,343
QLIK Technologies Inc.[a,b]	262,839	7,464,628
RealPage Inc.[a,b]	151,204	2,723,184
Salesforce.com Inc.[a]	1,709,230	96,486,033
SolarWinds Inc.[a]	191,508	9,221,110
Solera Holdings Inc.	198,537	10,244,509
Splunk Inc.[a,b]	349,022	18,026,986
SS&C Technologies Holdings Inc.	196,853	10,891,876
Synchronoss Technologies Inc.[a,b]	104,755	4,448,945
Synopsys Inc.[a]	453,477	19,494,976
TiVo Inc.[a]	298,663	3,124,015
Tyler Technologies Inc.[a]	96,140	10,198,531
Ultimate Software Group Inc. (The)[a,b]	82,567	12,220,742
Verint Systems Inc.[a]	176,291	9,410,414
Workday Inc. Class Aa,b	276,230	21,949,236

		667,276,936
HOME ENTERTAINMENT SOFTWARE — 7.90%
Activision Blizzard Inc.	1,443,847	30,169,183
Electronic Arts Inc.[a,b]	904,808	49,637,767

Security	Shares	Value

Take-Two Interactive Software Inc.[a]	244,837	$7,276,556
Zynga Inc. Class Aa,b	1,903,166	4,872,105

		91,955,611
SYSTEMS SOFTWARE — 34.64%
Barracuda Networks Inc.[a,b]	30,607	1,036,353
CA Inc.	932,206	28,245,842
CommVault Systems Inc.[a]	125,204	5,456,390
FireEye Inc.[a,b]	91,965	3,109,337
Fortinet Inc.[a,b]	403,025	12,048,432
Microsoft Corp.	2,103,228	84,970,411
NetSuite Inc.[a,b]	102,733	10,112,009
Oracle Corp.	2,434,033	101,961,642
Progress Software Corp.[a]	146,032	3,658,102
Proofpoint Inc.[a,b]	99,975	4,998,750
Red Hat Inc.[a,b]	546,543	34,863,978
Rovi Corp.[a,b]	275,678	6,370,919
ServiceNow Inc.[a,b]	384,182	28,006,868
Symantec Corp.	2,008,415	49,748,439
Tableau Software Inc. Class Aa,b	115,958	9,364,768
VMware Inc. Class Aa	250,922	19,346,086

		403,298,326

TOTAL COMMON STOCKS (Cost: $1,101,683,043)		1,162,530,873

SHORT-TERM INVESTMENTS — 8.76%

MONEY MARKET FUNDS — 8.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	94,195,347	94,195,347
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	5,666,314	5,666,314
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,063,746	2,063,746

		101,925,407

TOTAL SHORT-TERM INVESTMENTS (Cost: $101,925,407)		101,925,407

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

January 31, 2015

Value

TOTAL INVESTMENTS IN SECURITIES — 108.62% (Cost: $1,203,608,450)	$1,264,456,280
Other Assets, Less Liabilities — (8.62)%	(100,339,344)

NET ASSETS — 100.00%	$1,164,116,936

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.83%

CONSTRUCTION MATERIALS — 1.13%
Eagle Materials Inc.	62,000	$4,415,640
Martin Marietta Materials Inc.	76,329	8,223,686
Vulcan Materials Co.	162,456	11,454,773

		24,094,099

CONTAINERS & PACKAGING — 4.76%
AptarGroup Inc.	79,641	5,026,144
Avery Dennison Corp.	112,168	5,863,021
Ball Corp.	168,899	10,696,374
Bemis Co. Inc.	123,458	5,469,189
Berry Plastics Group Inc.[a]	145,367	4,916,312
Crown Holdings Inc.[a,b]	171,370	7,593,405
Graphic Packaging Holding Co.[a]	404,256	5,853,627
Greif Inc. Class A	41,870	1,599,434
MeadWestvaco Corp.	205,629	10,339,026
Owens-Illinois Inc.[a]	203,480	4,751,258
Packaging Corp. of America	121,369	9,205,839
Rock-Tenn Co. Class A	172,754	11,211,735
Sealed Air Corp.	260,463	10,548,751
Silgan Holdings Inc.	53,566	2,753,828
Sonoco Products Co.	124,946	5,522,613

		101,350,556

ENERGY EQUIPMENT & SERVICES — 16.69%
Atwood Oceanics Inc.	73,961	2,113,805
Baker Hughes Inc.	533,641	30,945,842
Bristow Group Inc.	43,503	2,423,552
Cameron International Corp.[a]	243,552	10,906,259
Core Laboratories NV	53,950	5,003,862
Diamond Offshore Drilling Inc.[b]	83,042	2,618,314
Dresser-Rand Group Inc.[a]	94,561	7,572,445
Dril-Quip Inc.[a]	48,843	3,625,616
Ensco PLC Class Ab	289,043	8,104,766
Exterran Holdings Inc.	84,530	2,291,608
FMC Technologies Inc.[a]	288,442	10,810,806
Forum Energy Technologies Inc.[a,b]	80,089	1,237,375
Frank’s International NV	41,162	673,822
Halliburton Co.	1,045,159	41,795,908
Helix Energy Solutions Group Inc.[a,b]	121,361	2,277,946
Helmerich & Payne Inc.	133,368	7,943,398
Nabors Industries Ltd.[b]	357,687	4,116,977
National Oilwell Varco Inc.	531,031	28,904,017
Nobel Corp. PLC	310,127	5,030,260

Security	Shares	Value

Oceaneering International Inc.	129,458	$6,778,421
Oil States International Inc.[a]	65,798	2,702,324
Patterson-UTI Energy Inc.	180,706	3,100,915
Precision Drilling Corp.	361,967	1,846,032
Rowan Companies PLC Class A	153,896	3,250,284
RPC Inc.	75,238	938,218
Schlumberger Ltd.	1,586,908	130,745,350
SEACOR Holdings Inc.[a,b]	21,784	1,567,359
Superior Energy Services Inc.	188,300	3,766,000
Tidewater Inc.	61,435	1,797,588
Transocean Ltd.[b]	420,072	6,847,174
Unit Corp.[a]	57,005	1,697,609
US Silica Holdings Inc.[b]	66,586	1,677,967
Weatherford International Ltd.[a]	954,543	9,860,429

		354,972,248

METALS & MINING — 8.22%
Agnico Eagle Mines Ltd.[b]	264,736	8,926,898
Alcoa Inc.	1,453,907	22,753,644
Barrick Gold Corp.	1,436,561	18,359,249
Century Aluminum Co.[a]	63,445	1,466,214
Compass Minerals International Inc.	41,502	3,627,275
Eldorado Gold Corp.	885,338	4,231,916
Franco-Nevada Corp.	192,533	11,089,901
Freeport-McMoRan Inc.	1,281,562	21,543,057
Goldcorp Inc.	1,003,416	24,112,086
Kinross Gold Corp.[a]	1,413,858	4,792,979
New Gold Inc.[a]	622,870	2,715,713
Newmont Mining Corp.	615,287	15,474,468
Pan American Silver Corp.	187,256	2,183,405
Royal Gold Inc.	80,545	5,836,291
Silver Wheaton Corp.	449,358	10,321,753
Stillwater Mining Co.[a,b]	148,407	2,028,724
Teck Resources Ltd. Class B	576,668	7,427,484
Turquoise Hill Resources Ltd.[a,b]	1,218,655	3,509,726
Yamana Gold Inc.	1,088,306	4,472,938

		174,873,721

OIL, GAS & CONSUMABLE FUELS — 67.22%
Anadarko Petroleum Corp.	624,590	51,060,232
Antero Resources Corp.[a,b]	67,624	2,343,172
Apache Corp.	464,329	29,053,066
Baytex Energy Corp.	206,918	3,236,197
Cabot Oil & Gas Corp.	509,437	13,500,080
California Resources Corp.[a]	391,723	2,005,622

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

January 31, 2015

Security	Shares	Value

Cameco Corp.	487,349	$6,832,633
Canadian Natural Resources Ltd.	1,345,770	38,946,584
Carrizo Oil & Gas Inc.[a]	52,340	2,360,534
Cenovus Energy Inc.	933,681	17,637,234
Cheniere Energy Inc.[a]	272,886	19,478,603
Chesapeake Energy Corp.	639,919	12,273,646
Chevron Corp.	1,493,607	153,139,526
Cimarex Energy Co.	107,628	11,107,210
Cobalt International Energy Inc.[a,b]	367,194	3,348,809
Concho Resources Inc.[a,b]	139,391	15,451,492
ConocoPhillips	1,518,006	95,604,018
CONSOL Energy Inc.	283,945	8,220,208
Continental Resources Inc.[a,b]	105,889	4,807,361
CVR Energy Inc.	19,516	747,853
Denbury Resources Inc.	435,428	3,004,453
Devon Energy Corp.	474,277	28,584,675
Diamondback Energy Inc.[a,b]	69,978	4,827,782
Encana Corp.	914,047	11,187,935
Energen Corp.	90,466	5,737,354
Enerplus Corp.	253,756	2,486,809
EOG Resources Inc.	675,834	60,169,501
EQT Corp.	186,879	13,911,273
Exxon Mobil Corp.	1,756,672	153,568,266
Gulfport Energy Corp.[a]	105,743	4,070,048
Hess Corp.	313,425	21,153,053
HollyFrontier Corp.	241,399	8,671,052
Kinder Morgan Inc.	2,095,426	86,017,237
Kosmos Energy Ltd.[a]	133,601	1,171,681
Laredo Petroleum Inc.[a,b]	103,124	1,011,646
Marathon Oil Corp.	832,391	22,141,601
Marathon Petroleum Corp.	345,569	31,996,234
Memorial Resource Development Corp.[a]	89,945	1,722,447
Murphy Oil Corp.	205,779	9,241,535
Newfield Exploration Co.[a]	168,800	5,026,864
Noble Energy Inc.	444,463	21,218,664
Oasis Petroleum Inc.[a,b]	125,037	1,680,497
Occidental Petroleum Corp.	956,286	76,502,880
ONEOK Inc.	256,802	11,306,992
PBF Energy Inc.	102,702	2,885,926
Peabody Energy Corp.[b]	335,473	2,089,997
Pengrowth Energy Corp.	652,566	1,748,877
Penn West Petroleum Ltd.	611,791	911,569
Phillips 66	682,623	48,002,049
Pioneer Natural Resources Co.	183,645	27,644,082

Security	Shares	Value

QEP Resources Inc.	204,881	$4,142,694
Range Resources Corp.	208,068	9,627,306
Rice Energy Inc.[a,b]	71,286	1,217,565
Rosetta Resources Inc.[a,b]	76,038	1,297,969
SandRidge Energy Inc.[a,b]	488,247	688,428
SemGroup Corp. Class A	52,758	3,552,196
SM Energy Co.	83,278	3,149,574
Southwestern Energy Co.[a,b]	467,467	11,588,507
Spectra Energy Corp.	827,553	27,673,372
Suncor Energy Inc.	1,789,923	53,357,605
Talisman Energy Inc.	1,174,547	8,832,593
Targa Resources Corp.	36,520	3,171,032
Tesoro Corp.	155,722	12,727,159
TransCanada Corp.	873,450	38,851,056
Ultra Petroleum Corp.[a,b]	189,395	2,414,786
Valero Energy Corp.	642,860	33,994,437
Western Refining Inc.	90,303	3,352,950
Whiting Petroleum Corp.[a]	205,153	6,158,693
Williams Companies Inc. (The)	829,654	36,388,624
World Fuel Services Corp.	88,710	4,344,129
WPX Energy Inc.[a,b]	250,850	2,674,061

		1,430,051,795

PAPER & FOREST PRODUCTS — 1.81%
Domtar Corp.	79,773	3,055,306
International Paper Co.	522,450	27,512,217
KapStone Paper and Packaging Corp.	104,314	3,115,859
Louisiana-Pacific Corp.[a]	176,299	2,886,015
Resolute Forest Products Inc.[a,b]	117,043	1,989,731

		38,559,128

TOTAL COMMON STOCKS (Cost: $2,397,959,075)		2,123,901,547

SHORT-TERM INVESTMENTS — 3.32%

MONEY MARKET FUNDS — 3.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	64,424,850	64,424,850
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	3,875,472	3,875,472
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,219,497	2,219,497

		70,519,819

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

January 31, 2015

Value

TOTAL SHORT-TERM INVESTMENTS (Cost: $70,519,819)	$70,519,819

TOTAL INVESTMENTS IN SECURITIES — 103.15% (Cost: $2,468,478,894)	2,194,421,366
Other Assets, Less Liabilities — (3.15)%	(66,958,943)

NET ASSETS — 100.00%	$2,127,462,423

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® PHLX SEMICONDUCTOR ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.93%

COMMUNICATIONS EQUIPMENT — 7.22%
QUALCOMM Inc.	617,191	$38,549,750

		38,549,750
COMPUTER STORAGE & PERIPHERALS — 3.09%
SanDisk Corp.	217,382	16,501,468

		16,501,468
SEMICONDUCTOR EQUIPMENT — 16.53%
Applied Materials Inc.	1,483,502	33,883,186
ASML Holding NV NYS[a]	111,874	11,628,184
KLA-Tencor Corp.	225,258	13,846,609
Lam Research Corp.	217,724	16,642,822
SunEdison Inc.[b,c]	371,325	6,954,917
Teradyne Inc.	296,680	5,369,908

		88,325,626
SEMICONDUCTORS — 73.09%
Altera Corp.	417,720	13,753,431
Analog Devices Inc.	411,674	21,450,274
ARM Holdings PLC	169,199	7,925,281
Atmel Corp.[b]	571,940	4,764,260
Avago Technologies Ltd.	240,849	24,778,545
Broadcom Corp. Class A	521,533	22,131,253
Cavium Inc.[b,c]	73,872	4,344,412
Cree Inc.[b,c]	163,683	5,787,831
Freescale Semiconductor Ltd.[b,c]	416,561	13,367,442
Intel Corp.	1,207,879	39,908,322
Linear Technology Corp.	326,678	14,680,909
Marvell Technology Group Ltd.	704,925	10,919,288
Maxim Integrated Products Inc.	387,713	12,829,423
Microchip Technology Inc.[c]	275,401	12,420,585
Micron Technology Inc.[b]	1,251,556	36,626,786
NVIDIA Corp.	744,853	14,304,902
NXP Semiconductors NVb	289,090	22,936,401
ON Semiconductor Corp.[b]	597,318	5,979,153
Skyworks Solutions Inc.	261,150	21,688,508
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	958,398	21,765,219
Texas Instruments Inc.	826,779	44,191,338
Xilinx Inc.	362,408	13,979,889

		390,533,452

TOTAL COMMON STOCKS (Cost: $552,690,618)		533,910,296

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.49%

MONEY MARKET FUNDS — 4.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d,e,f]	22,323,886	$22,323,886
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	1,342,892	1,342,892
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	349,718	349,718

		24,016,496

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,016,496)		24,016,496

TOTAL INVESTMENTS IN SECURITIES — 104.42% (Cost: $576,707,114)		557,926,792
Other Assets, Less Liabilities — (4.42)%		(23,623,846)

NET ASSETS — 100.00%		$534,302,946

NYS — New York Registered Shares

SP ADR — Sponsored American Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2015

	iShares North American Tech ETF	iShares North American Tech-Multimedia Networking ETF	iShares North American Tech-Software ETF

ASSETS
Investments, at cost:
Unaffiliated	$548,891,811	$237,457,747	$1,101,683,043
Affiliated (Note 2)	22,401,069	31,272,794	101,925,407

Total cost of investments	$571,292,880	$268,730,541	$1,203,608,450

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$715,717,799	$227,335,604	$1,162,530,873
Affiliated (Note 2)	22,401,069	31,272,794	101,925,407

Total fair value of investments	738,118,868	258,608,398	1,264,456,280
Receivables:
Dividends and interest	141,259	3,353	13,359
Capital shares sold	12,167	—	—

Total Assets	738,272,294	258,611,751	1,264,469,639

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	21,231,167	31,107,650	99,861,661
Capital shares redeemed	34,870	—	12,059
Investment advisory fees (Note 2)	303,470	94,138	478,983

Total Liabilities	21,569,507	31,201,788	100,352,703

NET ASSETS	$716,702,787	$227,409,963	$1,164,116,936

Net assets consist of:
Paid-in capital	$564,425,693	$338,661,278	$1,112,701,809
Undistributed (distributions in excess of) net investment income	45,758	44,155	(67,870)
Accumulated net realized loss	(14,594,652)	(101,173,327)	(9,364,833)
Net unrealized appreciation (depreciation)	166,825,988	(10,122,143)	60,847,830

NET ASSETS	$716,702,787	$227,409,963	$1,164,116,936

Shares outstanding[b]	7,300,000	6,500,000	13,000,000

Net asset value per share	$98.18	$34.99	$89.55

[a]	Securities on loan with values of $20,768,386, $30,416,002 and $97,206,045, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2015

	iShares North American Natural Resources ETF	iShares PHLX Semiconductor ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,397,959,075	$552,690,618
Affiliated (Note 2)	70,519,819	24,016,496

Total cost of investments	$2,468,478,894	$576,707,114

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,123,901,547	$533,910,296
Affiliated (Note 2)	70,519,819	24,016,496

Total fair value of investments	2,194,421,366	557,926,792
Cash	285,023	—
Receivables:
Dividends and interest	1,957,264	296,160

Total Assets	2,196,663,653	558,222,952

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	68,300,322	23,666,778
Capital shares redeemed	18,156	13,490
Investment advisory fees (Note 2)	882,752	239,738

Total Liabilities	69,201,230	23,920,006

NET ASSETS	$2,127,462,423	$534,302,946

Net assets consist of:
Paid-in capital	$2,629,986,620	$558,638,736
Undistributed (distributions in excess of) net investment income	(3,098,822)	9,987
Accumulated net realized loss	(225,366,101)	(5,565,455)
Net unrealized depreciation	(274,059,274)	(18,780,322)

NET ASSETS	$2,127,462,423	$534,302,946

Shares outstanding[b]	57,700,000	6,050,000

Net asset value per share	$36.87	$88.31

[a]	Securities on loan with values of $66,523,015 and $23,120,170, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2015

	iShares North American Tech ETF	iShares North American Tech-Multimedia Networking ETF	iShares North American Tech-Software ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,360,414	$1,348,622	$3,829,783
Interest — affiliated (Note 2)	17	8	22
Securities lending income — affiliated (Note 2)	100,894	26,400	219,532

Total investment income	5,461,325	1,375,030	4,049,337

EXPENSES
Investment advisory fees (Note 2)	1,784,865	625,247	2,643,423

Total expenses	1,784,865	625,247	2,643,423

Net investment income	3,676,460	749,783	1,405,914

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	610,873	332,008	(3,974,258)
In-kind redemptions — unaffiliated	25,944,239	18,868,051	42,805,783

Net realized gain	26,555,112	19,200,059	38,831,525

Net change in unrealized appreciation/depreciation	(7,262,654)	(14,426,448)	17,946,982

Net realized and unrealized gain	19,292,458	4,773,611	56,778,507

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,968,918	$5,523,394	$58,184,421

[a]	Net of foreign withholding tax of $1,179, $ — and $15,116, respectively.

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2015

	iShares North American Natural Resources ETF	iShares PHLX Semiconductor ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$24,275,731	$7,998,352	[b]
Interest — affiliated (Note 2)	63	21
Securities lending income — affiliated (Note 2)	663,669	38,956

Total investment income	24,939,463	8,037,329

EXPENSES
Investment advisory fees (Note 2)	5,317,326	1,337,456

Total expenses	5,317,326	1,337,456

Net investment income	19,622,137	6,699,873

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(35,979,926)	351,155
In-kind redemptions — unaffiliated	41,988,543	53,937,475
Foreign currency transactions	(66,186)	—

Net realized gain	5,942,431	54,288,630

Net change in unrealized appreciation/depreciation	(585,863,026)	(17,766,442)

Net realized and unrealized gain (loss)	(579,920,595)	36,522,188

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(560,298,458)	$43,222,061

[a]	Net of foreign withholding tax of $606,121 and $ —, respectively.
[b]	Includes $3,804,851 related to a special distribution from KLA-Tencor Corp.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares North American Tech ETF		iShares North American Tech-Multimedia Networking ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,676,460	$6,003,928	$749,783	$1,219,733
Net realized gain (loss)	26,555,112	29,250,942	19,200,059	(3,795,638)
Net change in unrealized appreciation/depreciation	(7,262,654)	106,605,088	(14,426,448)	29,646,455

Net increase in net assets resulting from operations	22,968,918	141,859,958	5,523,394	27,070,550

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,630,702)	(6,042,520)	(810,178)	(1,115,183)

Total distributions to shareholders	(3,630,702)	(6,042,520)	(810,178)	(1,115,183)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	39,386,924	75,493,668	24,860,509	152,661,376
Cost of shares redeemed	(58,362,675)	(80,416,091)	(126,196,647)	(82,366,458)

Net increase (decrease) in net assets from capital share transactions	(18,975,751)	(4,922,423)	(101,336,138)	70,294,918

INCREASE (DECREASE) IN NET ASSETS	362,465	130,895,015	(96,622,922)	96,250,285

NET ASSETS
Beginning of period	716,340,322	585,445,307	324,032,885	227,782,600

End of period	$716,702,787	$716,340,322	$227,409,963	$324,032,885

Undistributed net investment income included in net assets at end of period	$45,758	$—	$44,155	$104,550

SHARES ISSUED AND REDEEMED
Shares sold	400,000	850,000	700,000	4,500,000
Shares redeemed	(600,000)	(900,000)	(3,700,000)	(2,600,000)

Net increase (decrease) in shares outstanding	(200,000)	(50,000)	(3,000,000)	1,900,000

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Tech-Software ETF		iShares North American Natural Resources ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,405,914	$3,013,153	$19,622,137	$33,198,912
Net realized gain	38,831,525	141,561,773	5,942,431	78,122,598
Net change in unrealized appreciation/depreciation	17,946,982	(16,921,834)	(585,863,026)	293,704,786

Net increase (decrease) in net assets resulting from operations	58,184,421	127,653,092	(560,298,458)	405,026,296

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,473,784)	(4,316,385)	(21,141,896)	(33,343,672)

Total distributions to shareholders	(1,473,784)	(4,316,385)	(21,141,896)	(33,343,672)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	330,227,079	770,650,397	446,370,330	452,217,620
Cost of shares redeemed	(198,009,481)	(648,349,077)	(159,650,857)	(402,246,143)

Net increase in net assets from capital share transactions	132,217,598	122,301,320	286,719,473	49,971,477

INCREASE (DECREASE) IN NET ASSETS	188,928,235	245,638,027	(294,720,881)	421,654,101

NET ASSETS
Beginning of period	975,188,701	729,550,674	2,422,183,304	2,000,529,203

End of period	$1,164,116,936	$975,188,701	$2,127,462,423	$2,422,183,304

Distributions in excess of net investment income included in net assets at end of period	$(67,870)	$—	$(3,098,822)	$(1,579,063)

SHARES ISSUED AND REDEEMED
Shares sold	3,750,000	9,550,000	11,250,000	10,450,000
Shares redeemed	(2,250,000)	(8,000,000)	(3,950,000)	(9,400,000)

Net increase in shares outstanding	1,500,000	1,550,000	7,300,000	1,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares PHLX Semiconductor ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,699,873	$3,631,538
Net realized gain	54,288,630	47,748,923
Net change in unrealized appreciation/depreciation	(17,766,442)	21,035,162

Net increase in net assets resulting from operations	43,222,061	72,415,623

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,762,577)	(4,029,148)

Total distributions to shareholders	(6,762,577)	(4,029,148)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	619,116,552	773,391,762
Cost of shares redeemed	(604,591,356)	(566,286,308)

Net increase in net assets from capital share transactions	14,525,196	207,105,454

INCREASE IN NET ASSETS	50,984,680	275,491,929

NET ASSETS
Beginning of period	483,318,266	207,826,337

End of period	$534,302,946	$483,318,266

Undistributed net investment income included in net assets at end of period	$9,987	$72,691

SHARES ISSUED AND REDEEMED
Shares sold	7,150,000	10,100,000
Shares redeemed	(6,950,000)	(7,450,000)

Net increase in shares outstanding	200,000	2,650,000

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$95.51	$77.54	$65.74	$61.97	$52.01	$45.93

Income from investment operations:
Net investment income[a]	0.49	0.79	0.74	0.40	0.28	0.19
Net realized and unrealized gain[b]	2.66	17.98	11.78	3.80	9.98	6.10

Total from investment operations	3.15	18.77	12.52	4.20	10.26	6.29

Less distributions from:
Net investment income	(0.48)	(0.80)	(0.72)	(0.43)	(0.30)	(0.21)

Total distributions	(0.48)	(0.80)	(0.72)	(0.43)	(0.30)	(0.21)

Net asset value, end of period	$98.18	$95.51	$77.54	$65.74	$61.97	$52.01

Total return	3.28%[c]	24.29%	19.16%	6.80%	19.73%	13.67%

Ratios/Supplemental data:
Net assets, end of period (000s)	$716,703	$716,340	$585,445	$479,902	$415,214	$384,854
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	0.97%	0.90%	1.04%	0.64%	0.46%	0.36%
Portfolio turnover rate[e]	3%	9%	9%	9%	12%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech-Multimedia Networking ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$34.11	$29.97	$24.52	$29.06	$27.42	$24.70

Income from investment operations:
Net investment income (loss)[a]	0.10	0.14	0.33	0.15	(0.02)	0.05
Net realized and unrealized gain (loss)[b]	0.89	4.13	5.81	(4.53)	1.69	2.74

Total from investment operations	0.99	4.27	6.14	(4.38)	1.67	2.79

Less distributions from:
Net investment income	(0.11)	(0.13)	(0.69)	(0.14)	(0.03)	(0.05)
Return of capital	—	—	—	(0.02)	—	(0.02)

Total distributions	(0.11)	(0.13)	(0.69)	(0.16)	(0.03)	(0.07)

Net asset value, end of period	$34.99	$34.11	$29.97	$24.52	$29.06	$27.42

Total return	2.90%[c]	14.25%	25.16%	(15.12)%	6.07%	11.31%

Ratios/Supplemental data:
Net assets, end of period (000s)	$227,410	$324,033	$227,783	$197,422	$194,675	$183,688
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[d]	0.57%	0.44%	1.18%	0.54%	(0.05)%	0.18%
Portfolio turnover rate[e]	6%	30%	25%	33%	28%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech-Software ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$84.80	$73.32	$59.36	$59.10	$47.24	$40.70

Income from investment operations:
Net investment income (loss)[a]	0.11	0.23	0.25	0.09	(0.07)	(0.05)
Net realized and unrealized gain[b]	4.76	11.59	13.88	0.27	11.93	6.59

Total from investment operations	4.87	11.82	14.13	0.36	11.86	6.54

Less distributions from:
Net investment income	(0.12)	(0.34)	(0.17)	(0.10)	—	—

Total distributions	(0.12)	(0.34)	(0.17)	(0.10)	—	—

Net asset value, end of period	$89.55	$84.80	$73.32	$59.36	$59.10	$47.24

Total return	5.74%[c]	16.14%	23.84%	0.61%	25.11%	16.07%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,164,117	$975,189	$729,551	$599,532	$585,114	$264,542
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[d]	0.25%	0.29%	0.38%	0.16%	(0.12)%	(0.11)%
Portfolio turnover rate[e]	11%	13%	15%	10%	18%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Natural Resources ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$48.06	$40.54	$36.56	$44.13	$32.93	$29.75

Income from investment operations:
Net investment income[a]	0.37	0.66	0.64	0.51	0.41	0.49
Net realized and unrealized gain (loss)[b]	(11.17)	7.52	4.02	(7.59)	11.37	3.06

Total from investment operations	(10.80)	8.18	4.66	(7.08)	11.78	3.55

Less distributions from:
Net investment income	(0.39)	(0.66)	(0.68)	(0.49)	(0.58)	(0.37)

Total distributions	(0.39)	(0.66)	(0.68)	(0.49)	(0.58)	(0.37)

Net asset value, end of period	$36.87	$48.06	$40.54	$36.56	$44.13	$32.93

Total return	(22.56)%[c]	20.33%	12.84%	(16.04)%	35.89%	11.88%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,127,462	$2,422,183	$2,000,529	$1,692,521	$2,224,242	$1,582,047
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.74%	1.50%	1.62%	1.34%	1.00%	1.46%
Portfolio turnover rate[e]	6%	7%	7%	8%	11%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares PHLX Semiconductor ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$82.62	$64.95	$52.19	$52.40	$45.98	$42.29

Income from investment operations:
Net investment income[a]	1.05 [b]	0.87	0.75	0.55	0.44	0.40
Net realized and unrealized gain (loss)[c]	5.64	17.78	12.76	(0.32)	6.49	3.73

Total from investment operations	6.69	18.65	13.51	0.23	6.93	4.13

Less distributions from:
Net investment income	(1.00)	(0.98)	(0.75)	(0.44)	(0.51)	(0.44)

Total distributions	(1.00)	(0.98)	(0.75)	(0.44)	(0.51)	(0.44)

Net asset value, end of period	$88.31	$82.62	$64.95	$52.19	$52.40	$45.98

Total return	8.06%[d]	28.89%[e]	26.15%	0.45%	15.02%	9.72%

Ratios/Supplemental data:
Net assets, end of period (000s)	$534,303	$483,318	$207,826	$208,750	$165,054	$280,466
Ratio of expenses to average net assets[f]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	2.37%[b]	1.16%	1.33%	1.06%	0.81%	0.86%
Portfolio turnover rate[g]	8%	34%	16%	27%	52%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a special distribution from KLA-Tencor Corp., which represented $0.60 per share and 1.34% of average net assets, annualized.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 28.87%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
North American Tech	Non-diversified
North American Tech-Multimedia Networking	Non-diversified
North American Tech-Software	Non-diversified
North American Natural Resources	Non-diversified
PHLX Semiconductor	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of January 31, 2015, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of January 31, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of January 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
North American Tech	$20,768,386	$20,768,386	$—
North American Tech-Multimedia Networking	30,416,002	30,416,002	—
North American Tech-Software	97,206,045	97,206,045	—
North American Natural Resources	66,523,015	66,523,015	—
PHLX Semiconductor	23,120,170	23,120,170	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 70% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
North American Tech	$48,267
North American Tech-Multimedia Networking	14,191
North American Tech-Software	111,514
North American Natural Resources	285,655
PHLX Semiconductor	20,418

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2015 were as follows:

iShares ETF	Purchases	Sales
North American Tech	$25,647,719	$25,418,638
North American Tech-Multimedia Networking	16,154,771	16,282,991
North American Tech-Software	124,129,964	117,214,164
North American Natural Resources	131,755,020	132,648,676
PHLX Semiconductor	46,933,325	46,144,920

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
North American Tech	$39,265,148	$58,253,826
North American Tech-Multimedia Networking	24,838,722	126,082,475
North American Tech-Software	328,723,099	197,721,667
North American Natural Resources	443,643,663	158,926,111
PHLX Semiconductor	617,860,911	603,730,784

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
North American Tech	$5,475,316	$1,580,603	$850,629	$5,220,553	$10,528,527	$6,671,782	$30,327,410
North American Tech- Multimedia Networking	34,275,521	8,142,402	20,065,788	1,494,613	14,891,975	14,653,934	93,524,233
North American Tech-Software	1,536,022	592,932	289,827	6,215,064	27,274,356	441,006	36,349,207
North American Natural Resources	42,780,071	785,924	2,497,939	17,704,391	84,798,764	13,660,242	162,227,331
PHLX Semiconductor	13,756,339	5,309,649	17,237,123	6,663,495	4,103,013	12,256,265	59,325,884

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
North American Tech	$580,236,496	$184,674,848	$(26,792,476)	$157,882,372
North American Tech-Multimedia Networking	274,277,641	16,905,383	(32,574,626)	(15,669,243)
North American Tech-Software	1,211,025,590	96,838,526	(43,407,836)	53,430,690
North American Natural Resources	2,520,067,175	132,313,388	(457,959,197)	(325,645,809)
PHLX Semiconductor	577,235,315	21,088,621	(40,397,144)	(19,308,523)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
North American Tech	$0.469031	$—	$0.008693	$0.477724	98%	—%	2%	100%
North American Natural Resources	0.333819	—	0.053385	0.387204	86	—	14	100
PHLX Semiconductor	1.001259	—	—	1.001259	100	—	—	100

SUPPLEMENTAL INFORMATION	43

Notes:

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	45

Notes:

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or The NASDAQ OMX Group, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-71-0115

JANUARY 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI ACWI ETF | ACWI | NASDAQ
➢	iShares MSCI ACWI ex U.S. ETF | ACWX | NASDAQ
➢	iShares MSCI ACWI Low Carbon Target ETF | CRBN | NYSE Arca
➢	iShares MSCI Europe Financials ETF | EUFN | NASDAQ
➢	iShares MSCI Europe Small-Cap ETF | IEUS | NASDAQ
➢	iShares MSCI Kokusai ETF | TOK | NYSE Arca
➢	iShares MSCI Qatar Capped ETF | QAT | NASDAQ
➢	iShares MSCI UAE Capped ETF | UAE | NASDAQ

Fund Performance Overview

iSHARES® MSCI ACWI ETF

Performance as of January 31, 2015

The iShares MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market equities, as represented by the MSCI ACWI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -1.96%, net of fees, while the total return for the Index was -2.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.44%	7.35%	6.80%	7.44%	7.35%	6.80%
5 Years	9.80%	9.92%	9.79%	59.60%	60.50%	59.54%
Since Inception	4.12%	4.08%	3.94%	31.91%	31.50%	30.32%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$980.40	$1.65	$1,000.00	$1,023.50	$1.68	0.33%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Financials	20.78%
Information Technology	13.82
Consumer Discretionary	12.19
Health Care	12.13
Industrials	10.71
Consumer Staples	9.99
Energy	7.79
Materials	5.26
Telecommunication Services	3.94
Utilities	3.39

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*

United States	51.05%
Japan	7.53
United Kingdom	7.24
Canada	3.37
France	3.35
Switzerland	3.28
Germany	3.21
Australia	2.50
China	2.34
South Korea	1.62

TOTAL	85.49%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI ACWI ex U.S. ETF

Performance as of January 31, 2015

The iShares MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -8.15%, net of fees, while the total return for the Index was -8.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.59%	0.70%	0.56%	0.59%	0.70%	0.56%
5 Years	5.01%	5.09%	5.45%	27.68%	28.15%	30.38%
Since Inception	0.28%	0.18%	0.75%	1.94%	1.23%	5.27%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$918.50	$1.60	$1,000.00	$1,023.50	$1.68	0.33%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Financials	26.54%
Consumer Discretionary	11.29
Industrials	10.90
Consumer Staples	10.30
Health Care	9.12
Materials	7.85
Information Technology	7.61
Energy	7.16
Telecommunication Services	5.67
Utilities	3.56

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*

Japan	15.49%
United Kingdom	14.76
France	6.93
Canada	6.88
Switzerland	6.62
Germany	6.55
Australia	5.21
China	4.82
South Korea	3.29
Taiwan	2.73

TOTAL	73.28%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

Performance as of January 31, 2015

The iShares MSCI ACWI Low Carbon Target ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization developed and emerging market equities with a lower carbon exposure than that of the broad market, as represented by the MSCI ACWI Low Carbon Target Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from December 8, 2014 (inception date of the Fund) through January 31, 2015, the total return for the Fund was -2.65%, net of fees, while the total return for the Index was -2.67%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(2.65)%	(2.60)%	(2.67)%

The inception date of the Fund was 12/8/14. The first day of secondary market trading was 12/9/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (12/8/14) [a]	Ending Account Value (1/31/15)	Expenses Paid During Period [b]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$973.50	$0.29	$1,000.00	$1,024.20	$1.02	0.20%

[a]	The beginning of the period (commencement of operations) is December 8, 2014.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (54 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Financials	23.23%
Information Technology	13.57
Health Care	12.37
Industrials	11.64
Consumer Discretionary	11.58
Consumer Staples	10.55
Energy	6.05
Telecommunication Services	4.37
Materials	3.76
Utilities	2.88

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*

United States	50.65%
Japan	7.62
United Kingdom	7.20
Canada	3.70
Switzerland	3.29
Germany	3.26
France	3.17
Australia	2.68
China	2.43
Hong Kong	1.41

TOTAL	85.41%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EUROPE FINANCIALS ETF

Performance as of January 31, 2015

The iShares MSCI Europe Financials ETF (the “Fund”) seeks to track the investment results of an index composed of developed market European equities in the financials sector, as represented by the MSCI Europe Financials Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -10.55%, net of fees, while the total return for the Index was -10.33%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(8.86)%	(8.62)%	(8.65)%	(8.86)%	(8.62)%	(8.65)%
5 Years	2.20%	2.19%	2.35%	11.47%	11.44%	12.33%
Since Inception	0.66%	0.65%	0.84%	3.36%	3.33%	4.31%

The inception date of the Fund was 1/20/10. The first day of secondary market trading was 1/22/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$894.50	$2.29	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Commercial Banks	51.40%
Insurance	28.39
Capital Markets	10.10
Real Estate Investment Trusts (REITs)	5.04
Diversified Financial Services	3.79
Real Estate Management & Development	1.28

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*

United Kingdom	32.73%
Switzerland	11.53
France	11.42
Germany	10.95
Spain	10.29
Sweden	7.14
Italy	6.16
Netherlands	3.79
Belgium	1.53
Finland	1.20

TOTAL	96.74%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EUROPE SMALL-CAP ETF

Performance as of January 31, 2015

The iShares MSCI Europe Small-Cap ETF (the “Fund”) (formerly the iShares Developed Small-Cap ex North America) seeks to track the investment results of an index composed of small-capitalization developed market equities in Europe, as represented by the MSCI Europe Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -7.26%, net of fees, while the total return for the Index was -7.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.57)%	(3.97)%	(2.34)%	(2.57)%	(3.97)%	(2.34)%
5 Years	8.24%	8.30%	8.72%	48.59%	49.01%	51.87%
Since Inception	0.59%	0.55%	1.03%	4.34%	4.04%	7.71%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Index performance through August 31, 2014 reflects the performance of the FTSE Developed Small Cap ex-North America Index. Index performance beginning on September 1, 2014 reflects the performance of the MSCI Europe Small Cap Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$927.40	$2.04	$1,000.00	$1,023.10	$2.14	0.42%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Financials	23.14%
Industrials	22.00
Consumer Discretionary	17.73
Information Technology	9.36
Materials	8.07
Health Care	8.06
Consumer Staples	4.97
Energy	3.15
Utilities	1.88
Telecommunication Services	1.64

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*

United Kingdom	38.59%
Germany	10.12
Switzerland	7.36
Sweden	7.22
France	7.18
Italy	6.33
Spain	4.31
Netherlands	3.24
Denmark	3.17
Norway	3.17

TOTAL	90.69%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI KOKUSAI ETF

Performance as of January 31, 2015

The iShares MSCI Kokusai ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding Japan, as represented by the MSCI Kokusai Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -1.17%, net of fees, while the total return for the Index was -1.24%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.66%	7.03%	7.46%	7.66%	7.03%	7.46%
5 Years	11.50%	11.50%	11.27%	72.34%	72.34%	70.58%
Since Inception	3.09%	3.10%	2.80%	24.31%	24.42%	21.83%

The inception date of the Fund was 12/10/07. The first day of secondary market trading was 12/12/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$988.30	$1.25	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Financials	20.46%
Health Care	13.75
Information Technology	13.40
Consumer Discretionary	11.63
Consumer Staples	10.49
Industrials	10.07
Energy	8.30
Materials	5.11
Utilities	3.56
Telecommunication Services	3.23

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*

United States	62.39%
United Kingdom	8.68
France	4.07
Canada	4.04
Switzerland	3.95
Germany	3.92
Australia	3.09
Spain	1.41
Hong Kong	1.40
Sweden	1.32

TOTAL	94.27%

*	Excludes money market funds.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI QATAR CAPPED ETF

Performance as of January 31, 2015

The iShares MSCI Qatar Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Qatar equities, as represented by the MSCI All Qatar Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -7.84%, net of fees, while the total return for the Index was -7.37%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(6.06)%	(5.65)%	(5.99)%

The inception date of the Fund was 4/29/14. The first day of secondary market trading was 5/1/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$921.60	$2.95	$1,000.00	$1,022.10	$3.11	0.61%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Financials	58.26%
Industrials	15.74
Telecommunication Services	8.41
Energy	6.78
Utilities	4.35
Materials	3.12
Consumer Staples	2.04
Health Care	1.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

Qatar National Bank SAQ	21.14%
Industries Qatar QSC	13.06
Masraf Al Rayan QSC	8.94
Ooredoo QSC	4.90
Qatar Islamic Bank SAQ	4.53
Qatar Electricity & Water Co. QSC	4.35
Gulf International Services QSC	3.83
Barwa Real Estate Co.	3.63
Vodafone Qatar QSC	3.51
Commercial Bank of Qatar QSC (The)	3.48

TOTAL	71.37%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI UAE CAPPED ETF

Performance as of January 31, 2015

The iShares MSCI UAE Capped ETF (the “Fund”) seeks to track the investment results of an index composed of UAE equities, as represented by the MSCI All UAE Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -21.80%, net of fees, while the total return for the Index was -21.91%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(24.93)%	(24.65)%	(25.12)%

The inception date of the Fund was 4/29/14. The first day of secondary market trading was 5/1/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$782.00	$2.74	$1,000.00	$1,022.10	$3.11	0.61%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Financials	71.11%
Industrials	18.14
Health Care	5.36
Energy	3.77
Consumer Staples	1.62

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

Emaar Properties PJSC	17.32%
First Gulf Bank PJSC	9.74
DP World Ltd.	9.31
Aldar Properties PJSC	5.70
National Bank of Abu Dhabi PJSC	5.40
Union National Bank PJSC	5.05
Dubai Islamic Bank	4.85
Abu Dhabi Commercial Bank PJSC	4.79
Air Arabia PJSC	4.21
Al Waha Capital PJSC	3.43

TOTAL	69.80%

* Excludes money market funds.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2014 (or commencement of operations, as applicable) and held through January 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments   (Unaudited)

iSHARES® MSCI ACWI ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.09%

AUSTRALIA — 2.49%
ALS Ltd.	216,333	$825,500
Alumina Ltd.[a]	716,023	1,081,750
Amcor Ltd.	106,217	1,057,117
AMP Ltd.	816,855	3,670,446
APA Group	139,022	879,099
Asciano Ltd.	119,919	563,123
ASX Ltd.	149,594	4,443,170
Aurizon Holdings Ltd.	108,853	419,608
AusNet Services	632,468	689,548
Australia and New Zealand Banking Group Ltd.	421,901	10,842,330
Bendigo & Adelaide Bank Ltd.	57,467	598,788
BHP Billiton Ltd.	569,550	12,977,896
Boral Ltd.	149,331	651,233
Brambles Ltd.	646,270	5,334,798
Coca-Cola Amatil Ltd.	161,365	1,218,931
Commonwealth Bank of Australia	283,893	19,749,228
CSL Ltd.	112,682	7,717,711
Dexus Property Group	103,117	619,131
Federation Centres	385,635	909,949
Fortescue Metals Group Ltd.	457,292	840,434
Goodman Group	255,449	1,219,447
GPT Group (The)	187,667	660,579
Incitec Pivot Ltd.	469,326	1,319,410
James Hardie Industries SE	103,930	1,053,780
Lend Lease Group	54,700	710,528
Macquarie Group Ltd.	104,604	5,062,762
Mirvac Group	396,041	595,245
National Australia Bank Ltd.	305,773	8,484,242
Orica Ltd.	137,297	1,939,530
Origin Energy Ltd.	189,925	1,579,616
QBE Insurance Group Ltd.	236,304	1,952,471
Rio Tinto Ltd.	112,819	5,057,095
Santos Ltd.	286,254	1,756,612
Scentre Group[a]	896,673	2,653,480
Stockland	306,867	1,046,700
Suncorp Group Ltd.	497,921	5,707,769
Sydney Airport	110,799	430,561
Telstra Corp. Ltd.	1,099,049	5,563,249
Transurban Group	153,757	1,102,790
Wesfarmers Ltd.	223,952	7,602,211
Westfield Corp.	351,354	2,697,863
Westpac Banking Corp.	548,641	14,723,181

Security	Shares	Value
Woodside Petroleum Ltd.	141,904	$3,788,206
Woolworths Ltd.	242,471	6,000,837

		157,797,954
AUSTRIA — 0.08%
Erste Group Bank AG	69,374	1,505,031
IMMOFINANZ AGa	195,289	446,037
OMV AG	47,688	1,187,934
Voestalpine AG	56,036	1,995,028

		5,134,030
BELGIUM — 0.46%
Ageas	68,661	2,349,984
Anheuser-Busch InBev NV	160,417	19,568,546
Groupe Bruxelles Lambert SA	46,694	3,869,163
KBC Groep NVa	43,213	2,326,761
UCB SA	13,675	1,064,315

		29,178,769
BRAZIL — 0.47%
AMBEV SA	907,195	5,958,516
BM&F Bovespa SA	601,700	2,039,889
BR Malls Participacoes SA	274,100	1,555,228
BRF SA	185,372	4,446,110
CCR SA	218,800	1,245,535
Cielo SA	124,480	1,855,003
Companhia de Saneamento Basico do Estado de Sao Paulo	164,100	813,103
Embraer SA	345,264	3,053,635
Hypermarcas SAa	218,800	1,486,001
Klabin SA	273,500	1,394,909
Natura Cosmeticos SA	164,100	1,916,599
Souza Cruz SA	109,400	916,625
TIM Participacoes SA	164,100	723,845
Ultrapar Participacoes SA	109,400	2,160,122

		29,565,120
CANADA — 3.36%
Agnico Eagle Mines Ltd.	67,828	2,291,693
Agrium Inc.	23,680	2,531,880
Alimentation Couche-Tard Inc. Class B	65,640	2,577,559
ARC Resources Ltd.	42,119	764,018
Bank of Montreal	129,385	7,441,972
Bank of Nova Scotia (The)	212,236	10,220,537
Barrick Gold Corp.	200,202	2,565,781
Baytex Energy Corp.	12,265	190,753

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2015

Security	Shares	Value
BCE Inc.	48,683	$2,240,735
Bombardier Inc. Class B	277,876	635,546
Brookfield Asset Management Inc. Class A	176,767	9,026,904
Cameco Corp.	136,437	1,923,967
Canadian Imperial Bank of Commerce/Canada	88,780	6,174,234
Canadian National Railway Co.	155,348	10,257,293
Canadian Natural Resources Ltd.	216,797	6,298,988
Canadian Oil Sands Ltd.	48,683	301,401
Canadian Pacific Railway Ltd.	46,495	8,121,178
Canadian Tire Corp. Ltd. Class A NVS	8,420	778,217
Canadian Utilities Ltd. Class A	13,873	460,956
Catamaran Corp.[a,b]	29,538	1,478,123
Cenovus Energy Inc.	109,594	2,080,467
Crescent Point Energy Corp.	33,367	794,734
Dollarama Inc.	36,102	1,718,329
Enbridge Inc.	213,330	10,355,662
Encana Corp.	110,581	1,355,281
Finning International Inc.	22,974	379,593
First Quantum Minerals Ltd.	100,873	922,054
Fortis Inc./Canada	17,140	566,535
Franco-Nevada Corp.	65,093	3,764,557
Gildan Activewear Inc.	25,162	1,472,075
Goldcorp Inc.	207,313	5,017,892
H&R Real Estate Investment Trust	15,863	305,512
Husky Energy Inc.	104,037	2,244,104
Imperial Oil Ltd.	89,867	3,348,174
Magna International Inc. Class A	34,461	3,318,225
Manulife Financial Corp.	320,560	5,152,421
National Bank of Canada	34,280	1,195,251
New Gold Inc.[a,b]	357,738	1,571,514
Open Text Corp.	25,162	1,430,004
Pacific Rubiales Energy Corp.	72,204	167,989
Pembina Pipeline Corp.	44,854	1,396,613
Potash Corp. of Saskatchewan Inc.	162,597	5,932,203
Power Corp. of Canada	163,687	3,955,495
Restaurant Brands International Inc.[a]	12,654	491,410
Rogers Communications Inc. Class B	119,246	4,249,012
Royal Bank of Canada	244,509	13,834,201
Saputo Inc.	21,880	630,542
Shaw Communications Inc. Class B	257,090	5,948,989

Security	Shares	Value
Silver Wheaton Corp.	122,528	$2,820,768
SNC-Lavalin Group Inc.	75,486	2,503,400
Sun Life Financial Inc.	116,027	3,555,983
Suncor Energy Inc.	304,784	9,110,228
TELUS Corp. NVS	22,380	769,387
Thomson Reuters Corp.	61,905	2,380,605
Toronto-Dominion Bank (The)	326,424	13,026,582
Tourmaline Oil Corp.[a,b]	54,900	1,512,840
TransCanada Corp.	139,707	6,229,768
Valeant Pharmaceuticals International Inc.[a,b]	52,512	8,414,262
Yamana Gold Inc.	567,786	2,355,420

		212,559,816
CHILE — 0.15%
AES Gener SA	723,956	373,218
Aguas Andinas SA Series A	1,296,937	743,328
Banco de Chile	5,541,592	611,434
Banco de Credito e Inversiones	10,541	441,694
Banco Santander Chile	9,874,102	469,252
Cia. Cervecerias Unidas SA	20,862	191,045
Colbun SA	1,934,192	526,652
CorpBanca SA	37,668,608	417,165
Empresa Nacional de Electricidad SA/Chile	591,307	846,887
Empresas CMPC SA	462,762	1,150,254
Empresas COPEC SA	68,922	780,483
Enersis SA	4,269,335	1,322,755
LATAM Airlines Group SAa	127,451	1,345,547
SACI Falabella	86,981	571,003

		9,790,717
CHINA — 2.33%
Agricultural Bank of China Ltd. Class H	3,829,000	1,876,634
Bank of China Ltd. Class H	14,222,000	7,960,879
Brilliance China Automotive Holdings Ltd.	2,188,000	4,012,892
China Construction Bank Corp. Class H	12,378,260	9,946,225
China Gas Holdings Ltd.[b]	2,188,000	3,397,695
China Life Insurance Co. Ltd. Class H	2,188,000	8,635,338
China Mengniu Dairy Co. Ltd.	547,000	2,493,948
China Merchants Bank Co. Ltd. Class H	820,788	1,837,771
China Mobile Ltd.	1,094,000	14,462,781

SCHEDULES OF INVESTMENTS	15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2015

Security	Shares	Value
China Overseas Land & Investment Ltd.[b]	1,094,000	$3,167,702
China Pacific Insurance (Group) Co. Ltd. Class H	437,600	2,116,504
China Petroleum & Chemical Corp. Class H	5,625,200	4,447,429
China Shenhua Energy Co. Ltd. Class H	1,094,000	2,998,381
China Shipping Container Lines Co. Ltd. Class Ha	3,829,000	1,204,997
China Telecom Corp. Ltd. Class H	2,188,000	1,298,123
China Unicom Hong Kong Ltd.	1,094,000	1,653,696
Chongqing Changan Automobile Co. Ltd.	100	249
CNOOC Ltd.	3,829,000	5,027,404
Country Garden Holdings Co. Ltd.[b]	1,750,866	700,044
Evergrande Real Estate Group Ltd.[b]	2,735,000	1,139,385
Fosun International Ltd.[b]	2,188,000	3,070,343
GCL-Poly Energy Holdings Ltd.[a,b]	3,282,000	711,146
GOME Electrical Appliances Holdings Ltd.[b]	5,470,000	754,887
Great Wall Motor Co. Ltd. Class H	395,000	2,269,632
Guangdong Investment Ltd.	1,580,000	2,119,342
Haier Electronics Group Co. Ltd.	1,641,000	4,423,494
Hengan International Group Co. Ltd.[b]	273,500	3,254,126
Industrial and Commercial Bank of China Ltd. Class H	13,154,260	9,466,975
Inner Mongolia Yitai Coal Co. Ltd. Class B	100	141
Kunlun Energy Co. Ltd.[b]	1,094,000	1,138,679
Lee & Man Paper Manufacturing Ltd.[b]	1,880,000	989,301
Lenovo Group Ltd.[b]	1,094,000	1,416,647
PetroChina Co. Ltd. Class H	4,376,000	4,735,326
Ping An Insurance (Group) Co. of China Ltd. Class H	820,500	8,741,163
Shimao Property Holdings Ltd.	940,000	1,983,452
Sino-Ocean Land Holdings Ltd.[b]	2,461,500	1,577,854
Tencent Holdings Ltd.	1,094,000	18,625,239
Want Want China Holdings Ltd.[b]	3,282,000	3,945,164

		147,600,988

Security	Shares	Value
COLOMBIA — 0.05%
Almacenes Exito SA	68,922	$707,327
Cemex Latam Holdings SAa	121,981	762,131
Ecopetrol SA	864,807	694,047
Grupo de Inversiones Suramericana SA	67,828	985,678

		3,149,183
CZECH REPUBLIC — 0.03%
CEZ AS	63,999	1,499,693
Komercni Banka AS	2,735	557,444

		2,057,137
DENMARK — 0.51%
Carlsberg A/S Class B	23,680	1,740,939
Danske Bank A/S	205,134	5,320,443
DSV A/S	46,567	1,466,844
Novo Nordisk A/S Class B	401,884	18,001,898
Novozymes A/S Class B	43,300	1,975,014
TDC A/S	225,364	1,668,136
Tryg A/S	19,145	2,243,339

		32,416,613
EGYPT — 0.01%
Global Telecom Holding SAE SP GDR[a]	315,619	908,983

		908,983
FINLAND — 0.31%
Fortum OYJ	123,082	2,625,058
Metso OYJ	76,580	2,326,338
Nokia OYJ	625,768	4,833,584
Sampo OYJ	114,323	5,537,016
UPM-Kymmene OYJ	228,099	4,012,841

		19,334,837
FRANCE — 3.35%
Accor SA	73,520	3,677,365
Airbus Group NV	101,195	5,389,935
ALSTOM[a]	47,657	1,566,032
ArcelorMittal	143,861	1,373,883
Arkema SA	13,015	932,611
AXA SA	258,184	6,076,059
BNP Paribas SA	186,454	9,841,651
Bouygues SA	72,442	2,587,708
Cap Gemini SA	71,859	5,235,937
Carrefour SA	95,317	2,995,022
Christian Dior SA	9,299	1,610,746

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2015

Security	Shares	Value
Cie de Saint-Gobain	107,448	$4,599,002
Compagnie Generale des Etablissements Michelin Class B	48,136	4,711,094
Credit Agricole SA	277,329	3,306,338
Danone SA	100,811	6,776,696
Edenred SA	72,891	2,099,119
Essilor International SA	65,640	7,338,262
GDF Suez	251,620	5,600,730
Groupe Eurotunnel SE	103,797	1,394,430
Hermes International	3,056	1,036,115
Iliad SA	7,111	1,651,825
Kering	24,615	4,983,159
L’Air Liquide SA	54,202	6,850,398
L’Oreal SA	43,300	7,771,485
Lafarge SA	39,006	2,676,633
Legrand SA	23,521	1,266,067
LVMH Moet Hennessy Louis Vuitton SA	50,927	8,246,743
Orange SA	341,174	6,013,668
Pernod Ricard SA	59,695	7,180,879
Publicis Groupe SA	29,538	2,214,256
Renault SA	59,076	4,547,174
Safran SA	34,461	2,301,753
Sanofi	208,407	19,284,511
Schneider Electric SE	95,317	7,206,554
SES SA Class A FDR	165,194	6,020,215
Societe Generale	127,998	5,175,986
Suez Environnement SA	60,754	1,117,836
Technip SA	46,495	2,736,170
Total SA	375,789	19,294,695
Unibail-Rodamco SE	21,071	5,946,772
Veolia Environnement SA	68,070	1,248,605
Vinci SA	80,060	4,231,701
Vivendi SA	200,476	4,758,689
Wendel	9,299	1,043,575

		211,918,084
GERMANY — 3.02%
adidas AGb	36,649	2,530,609
Allianz SE Registered	76,790	12,686,102
BASF SE	160,271	14,378,201
Bayer AG Registered	145,548	21,031,405
Bayerische Motoren Werke AG	82,597	9,637,564
Beiersdorf AG	22,427	1,968,943
Commerzbank AGa	205,125	2,469,821
Continental AG	15,316	3,468,768

Security	Shares	Value
Daimler AG Registered	173,497	$15,756,596
Deutsche Bank AG Registered	231,928	6,752,356
Deutsche Boerse AG	38,384	2,946,681
Deutsche Post AG Registered	189,844	6,163,384
Deutsche Telekom AG Registered	552,470	9,529,204
E.ON SE	350,627	5,430,504
Fresenius Medical Care AG & Co. KGaA	64,546	4,781,018
Fresenius SE & Co. KGaA	39,384	2,255,921
GEA Group AG	28,991	1,316,611
HeidelbergCement AG	31,310	2,305,752
Henkel AG & Co. KGaA	24,068	2,464,729
Infineon Technologies AG	190,934	2,149,640
Kabel Deutschland Holding AGa	7,658	1,041,322
Lanxess AG	17,983	863,464
Linde AG	43,300	8,301,637
MAN SE	30,632	3,263,787
Merck KGaA	55,794	5,585,249
METRO AGa,b	59,647	1,838,200
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,760	7,383,767
Osram Licht AGa	51,965	2,397,200
ProSiebenSat.1 Media AG Registered	34,461	1,529,835
SAP SE	164,777	10,758,643
Siemens AG Registered	149,042	15,641,345
ThyssenKrupp AGa	108,397	2,824,384

		191,452,642
HONG KONG — 1.17%
AIA Group Ltd.	2,078,600	12,131,098
Bank of East Asia Ltd. (The)	328,200	1,363,029
Cheung Kong Holdings Ltd.	547,500	10,486,274
CLP Holdings Ltd.	273,500	2,441,035
Galaxy Entertainment Group Ltd.[b]	547,000	2,885,501
Hang Lung Properties Ltd.	1,094,000	3,224,142
Hang Seng Bank Ltd.[b]	188,000	3,292,822
Henderson Land Development Co. Ltd.[b]	638,780	4,564,274
Hong Kong & China Gas Co. Ltd.[b]	1,278,040	2,934,101
Hong Kong Exchanges and Clearing Ltd.	149,200	3,436,852
Hutchison Whampoa Ltd.	547,000	7,259,610
Li & Fung Ltd.[b]	1,094,000	1,085,061
Link REIT (The)	547,000	3,703,883
New World Development Co. Ltd.	1,031,666	1,232,142

SCHEDULES OF INVESTMENTS	17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2015

Security	Shares	Value
Sands China Ltd.[b]	437,600	$2,147,547
Swire Pacific Ltd. Class Ab	547,000	7,344,271
Wharf Holdings Ltd. (The)[b]	547,200	4,446,284

		73,977,926
HUNGARY — 0.02%
OTP Bank PLC	103,093	1,365,899

		1,365,899
INDIA — 0.67%
Dr. Reddy’s Laboratories Ltd. SP ADR	94,827	4,785,919
ICICI Bank Ltd. SP ADR	626,315	7,522,043
Infosys Ltd. SP ADR[b]	209,358	7,134,921
Larsen & Toubro Ltd. SP GDR[c]	181,301	4,994,842
Reliance Industries Ltd. SP GDR[b,d]	166,963	4,975,497
Sesa Sterlite Ltd. SP ADR	214,424	2,785,368
Tata Motors Ltd. SP ADR	123,233	6,077,852
Wipro Ltd. SP ADR	303,385	3,901,531

		42,177,973
INDONESIA — 0.32%
PT Astra International Tbk	4,923,000	3,050,764
PT Bank Central Asia Tbk	4,649,500	4,909,182
PT Bank Danamon Indonesia Tbk	1,159,510	402,751
PT Bank Mandiri (Persero) Tbk	1,367,957	1,187,884
PT Bank Negara Indonesia (Persero) Tbk	1,751,288	864,066
PT Bank Rakyat Indonesia (Persero) Tbk	2,188,000	2,016,570
PT Charoen Pokphand Indonesia Tbk	2,483,945	775,528
PT Indocement Tunggal Prakarsa Tbk	411,200	746,604
PT Indofood Sukses Makmur Tbk	1,501,200	894,735
PT Kalbe Farma Tbk	5,798,200	853,652
PT Perusahaan Gas Negara (Persero) Tbk	1,914,500	763,231
PT Semen Gresik (Persero) Tbk	820,500	944,053
PT Telekomunikasi Indonesia (Persero) Tbk	6,564,000	1,466,439
PT Unilever Indonesia Tbk	273,500	773,486
PT United Tractors Tbk	567,606	802,064

		20,451,009
IRELAND — 0.52%
Bank of Ireland[a]	5,759,363	1,741,774
CRH PLC	84,420	2,030,548

Security	Shares	Value
Kerry Group PLC, Class A	16,050	$1,163,129
Medtronic PLC	284,421	20,307,659
Pentair PLC	32,572	2,013,275
Tyco International PLC	136,437	5,567,994

		32,824,379
ISRAEL — 0.21%
Israel Chemicals Ltd.	193,091	1,390,903
NICE-Systems Ltd.	32,273	1,587,365
Teva Pharmaceutical Industries Ltd.	175,587	10,013,864

		12,992,132
ITALY — 0.78%
Assicurazioni Generali SpA	126,014	2,659,150
Atlantia SpA	160,304	4,129,835
CNH Industrial NV	351,174	2,668,962
Enel SpA	911,447	4,120,262
Eni SpA	449,151	7,551,985
Finmeccanica SpA[a]	224,270	2,452,322
Intesa Sanpaolo SpA	2,015,695	5,909,441
Luxottica Group SpA	15,863	944,257
Mediobanca SpA	327,653	2,843,302
Snam SpA	882,311	4,317,113
Telecom Italia SpA[a]	2,209,333	2,575,396
Telecom Italia SpA RNC	752,125	709,967
Tenaris SA	39,931	562,351
UniCredit SpA	790,829	4,671,773
Unione di Banche Italiane SpA	435,412	3,002,093

		49,118,209
JAPAN — 7.51%
Aeon Co. Ltd.	328,200	3,491,133
AEON Financial Service Co. Ltd.	109,400	1,988,414
Aisin Seiki Co. Ltd.	109,400	3,860,409
Asahi Group Holdings Ltd.	164,100	5,432,979
ASICS Corp.	79,000	1,957,094
Astellas Pharma Inc.	547,000	8,519,444
Bandai Namco Holdings Inc.	79,000	1,613,425
Bank of Yokohama Ltd. (The)	1,094,000	5,958,721
Bridgestone Corp.	220,200	8,881,859
Canon Inc.	218,800	6,967,364
Casio Computer Co. Ltd.[b]	218,800	3,462,727
Central Japan Railway Co.	54,700	9,462,427
Chugoku Electric Power Co. Inc. (The)	109,400	1,523,674
Dai-ichi Life Insurance Co. Ltd. (The)	218,800	2,969,116

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2015

Security	Shares	Value
Daiichi Sankyo Co. Ltd.	218,800	$3,190,775
Daikin Industries Ltd.	109,400	7,706,849
Daiwa Securities Group Inc.	547,000	4,016,409
Denso Corp.	164,100	7,335,709
East Japan Railway Co.	109,400	8,503,146
Eisai Co. Ltd.	109,400	5,483,737
Fast Retailing Co. Ltd.	9,000	3,372,749
Fuji Heavy Industries Ltd.	100,300	3,668,658
FUJIFILM Holdings Corp.	109,400	3,723,502
Fujitsu Ltd.	547,000	2,913,235
Hitachi Ltd.	1,094,000	8,356,925
Honda Motor Co. Ltd.	328,200	10,005,399
Hoya Corp.	164,100	6,424,858
ITOCHU Corp.	273,500	2,794,024
Japan Prime Realty Investment Corp.	1,094	3,837,126
Japan Tobacco Inc.	218,800	6,021,121
JFE Holdings Inc.	109,400	2,432,198
JTEKT Corp.	79,000	1,320,870
JX Holdings Inc.	624,080	2,315,363
Kao Corp.	164,100	7,237,919
KDDI Corp.	109,400	7,788,807
Keikyu Corp.	547,000	4,293,483
Keyence Corp.	10,000	4,723,960
Kintetsu Corp.	1,094,000	3,874,380
Kobe Steel Ltd.	1,094,000	1,937,190
Komatsu Ltd.	218,800	4,343,776
Kyocera Corp.	109,400	4,865,327
Kyushu Electric Power Co. Inc.[a]	218,800	2,129,046
Marubeni Corp.	547,000	3,043,158
Mazda Motor Corp.	109,400	2,279,458
Mitsubishi Chemical Holdings Corp.	820,500	4,289,525
Mitsubishi Corp.	273,500	4,815,034
Mitsubishi Electric Corp.	547,000	6,409,956
Mitsubishi Heavy Industries Ltd.	1,094,000	6,101,217
Mitsubishi Motors Corp.	188,000	1,606,879
Mitsubishi UFJ Financial Group Inc.	2,297,400	12,366,629
Mitsubishi UFJ Lease & Finance Co. Ltd.	765,800	3,350,966
Mitsui & Co. Ltd.	382,900	4,912,359
Mizuho Financial Group Inc.	4,211,900	6,956,188
MS&AD Insurance Group Holdings Inc.	109,400	2,691,111

Security	Shares	Value
Murata Manufacturing Co. Ltd.	54,700	$5,969,897
NEC Corp.	592,000	1,683,293
Nidec Corp.	55,000	3,780,445
Nippon Steel & Sumitomo Metal Corp.	1,641,346	3,877,525
Nippon Telegraph and Telephone Corp.	109,400	6,538,016
Nissan Motor Co. Ltd.	624,000	5,399,872
Nitto Denko Corp.	54,700	3,299,276
Nomura Holdings Inc.	702,000	3,791,929
NTT DOCOMO Inc.	297,320	5,074,930
NTT Urban Development Corp.	109,400	1,062,660
Olympus Corp.[a]	54,700	1,918,563
ORIX Corp.	406,000	4,724,829
Panasonic Corp.	437,600	5,036,693
Rakuten Inc.	164,100	2,293,893
Resona Holdings Inc.	547,000	2,740,006
SBI Holdings Inc.	134,130	1,453,603
Secom Co. Ltd.	109,400	6,402,040
Seven & I Holdings Co. Ltd.	218,800	8,079,385
Seven Bank Ltd.	656,400	2,961,665
Shin-Etsu Chemical Co. Ltd.	109,400	7,309,166
SoftBank Corp.	164,100	9,727,394
Sony Corp.	218,800	5,167,081
Sumitomo Chemical Co. Ltd.	1,094,000	4,358,677
Sumitomo Corp.	406,000	4,037,015
Sumitomo Electric Industries Ltd.	406,000	5,288,213
Sumitomo Mitsui Financial Group Inc.	218,800	7,433,034
Sumitomo Mitsui Trust Holdings Inc.	1,094,080	3,879,320
Suzuki Motor Corp.	109,400	3,498,118
T&D Holdings Inc.	188,000	2,143,839
Takeda Pharmaceutical Co. Ltd.	164,100	8,246,561
TDK Corp.	54,700	3,450,619
Terumo Corp.	219,300	5,490,668
Tohoku Electric Power Co. Inc.	164,100	2,084,342
Tokio Marine Holdings Inc.	218,800	7,711,506
Tokyo Electron Ltd.	54,700	3,947,024
Tokyo Gas Co. Ltd.	547,000	3,289,032
Toray Industries Inc.	1,094,000	9,401,890
Toshiba Corp.	1,094,000	4,420,146
Toyota Motor Corp.	547,000	35,600,519
USS Co. Ltd.	218,800	3,460,864

		475,561,355

SCHEDULES OF INVESTMENTS	19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2015

Security	Shares	Value
MALAYSIA — 0.40%
AirAsia Bhd	1,422,200	$1,097,619
Alliance Financial Group Bhd	1,039,300	1,369,309
Axiata Group Bhd	219,600	435,810
Berjaya Sports Toto Bhd	111,744	104,414
Bumi Armada Bhd[a]	2,188,000	723,705
CIMB Group Holdings Bhd	829,400	1,257,359
DiGi.Com Bhd	875,200	1,546,315
Gamuda Bhd	285,200	398,557
Genting Bhd	109,800	267,236
Genting Plantations Bhd	218,800	612,737
Hong Leong Bank Bhd	133,700	516,669
Hong Leong Financial Group Bhd	273,500	1,275,529
IHH Healthcare Bhd	1,531,600	2,195,237
IJM Corp. Bhd	164,110	312,117
IOI Corp. Bhd	109,400	142,027
IOI Properties Group Bhd	388,815	220,771
Kuala Lumpur Kepong Bhd	54,900	342,898
Lafarge Malaysia Bhd	328,200	896,489
Malayan Banking Bhd	248,100	596,315
Malaysia Airports Holdings Bhd	273,500	539,763
Maxis Bhd	656,400	1,284,576
Petronas Chemicals Group Bhd	109,800	154,350
Petronas Gas Bhd	164,100	1,004,140
PPB Group Bhd	218,800	878,095
Public Bank Bhd	417,270	2,086,350
RHB Capital Bhd	164,100	369,089
Sapurakencana Petroleum Bhd	1,641,000	1,207,682
Telekom Malaysia Bhd	711,100	1,370,063
Tenaga Nasional Bhd	218,800	874,476
UEM Sunrise Bhd	820,500	287,220
YTL Corp. Bhd	569,133	276,095
YTL Power International Bhd	1,085,090	478,540

		25,121,552
MEXICO — 0.50%
Alfa SAB de CV Series A	944,700	1,733,180
America Movil SAB de CV Series L	5,579,400	5,973,271
Cemex SAB de CV CPO[a]	3,365,340	2,991,563
Compartamos SAB de CV	492,300	931,139
Fomento Economico Mexicano SAB de CV BD Units	656,400	5,488,193
Grupo Financiero Banorte SAB de CV Series O	492,300	2,501,119

Security	Shares	Value
Grupo Mexico SAB de CV Series B	711,128	$1,880,288
Grupo Televisa SAB de CV CPO	984,600	6,415,386
Mexichem SAB de CVa,b	218,847	607,446
Minera Frisco SAB de CV Series A1[a,b]	273,500	358,748
Wal-Mart de Mexico SAB de CV Series V	1,312,800	2,538,273

		31,418,606
NETHERLANDS — 0.96%
AEGON NV	233,144	1,668,263
Akzo Nobel NV	71,340	5,161,894
ASML Holding NV	59,671	6,281,080
Fiat Chrysler Automobiles NVa,b	156,274	2,063,265
Gemalto NVb	14,706	1,069,049
Heineken NV	52,512	3,927,566
ING Groep NV CVA[a]	623,070	7,818,512
Koninklijke Ahold NV	212,149	3,838,773
Koninklijke DSM NV	27,515	1,466,149
Koninklijke KPN NV	755,407	2,341,651
Koninklijke Philips NV	215,089	5,957,495
Reed Elsevier NV	283,346	6,951,189
TNT Express NV	117,294	770,867
Unilever NV CVA	231,469	10,079,758
Wolters Kluwer NV	55,247	1,654,908

		61,050,419
NEW ZEALAND — 0.02%
Auckland International Airport Ltd.	312,079	1,007,956
Contact Energy Ltd.	42,666	218,936

		1,226,892
NORWAY — 0.28%
DNB ASA	356,238	5,161,670
Orkla ASA	515,510	3,797,900
Seadrill Ltd.[b]	22,427	238,289
Statoil ASA	117,119	1,940,272
Subsea 7 SA	54,197	460,820
Telenor ASA	235,324	5,049,272
Yara International ASA	16,879	876,998

		17,525,221
PERU — 0.06%
Credicorp Ltd.	18,230	2,627,308
Southern Copper Corp.	40,515	1,105,249

		3,732,557

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2015

Security	Shares	Value
PHILIPPINES — 0.19%
Aboitiz Equity Ventures Inc.	417,750	$536,245
Aboitiz Power Corp.	1,387,000	1,399,803
Alliance Global Group Inc.	733,000	416,430
Ayala Land Inc.	951,800	779,261
Bank of the Philippine Islands	768,049	1,724,465
BDO Unibank Inc.	825,972	2,144,871
International Container Terminal Services Inc.	143,060	369,874
Jollibee Foods Corp.	433,000	2,278,275
Metropolitan Bank & Trust Co.	147,693	319,215
Philippine Long Distance Telephone Co.	13,675	921,116
SM Prime Holdings Inc.	2,693,425	1,136,183

		12,025,738
POLAND — 0.13%
Bank Handlowy w Warszawie SA	19,320	563,626
Bank Millennium SA	627,008	1,265,642
Bank Pekao SA	20,239	976,060
Cyfrowy Polsat SA	110,494	709,310
KGHM Polska Miedz SA	31,310	888,942
mBank SA	8,752	1,106,206
Powszechna Kasa Oszczednosci Bank Polski SA	188,564	1,745,078
Synthos SA	883,045	1,023,310

		8,278,174
PORTUGAL — 0.08%
Banco Espirito Santo SA Registered[a]	1	—
Energias de Portugal SA	941,034	3,586,071
Jeronimo Martins SGPS SAb	147,690	1,592,944

		5,179,015
QATAR — 0.05%
Masraf Al Rayan QSC	116,755	1,436,195
Ooredoo QSC	31,179	984,510
Qatar National Bank SAQ	13,321	724,206

		3,144,911
RUSSIA — 0.31%
Gazprom OAO SP ADR	870,391	3,525,084
LUKOIL OAO SP ADR	82,212	3,323,009
Magnit PJSC SP GDR[c]	97,913	3,740,277
MMC Norilsk Nickel OJSC SP ADR	57,547	949,525

Security	Shares	Value
Mobile TeleSystems OJSC SP ADR	201,296	$1,582,187
NovaTek OAO SP GDR[c]	27,897	1,952,790
RusHydro OJSC SP ADR	308,181	232,985
Sberbank of Russia SP ADR	342,759	1,269,922
Surgutneftegas OJSC SP ADR	244,744	1,094,006
Tatneft OAO SP ADR	43,283	1,017,150
Uralkali PJSC SP GDR[c]	64,443	802,315

		19,489,250
SINGAPORE — 0.48%
Ascendas REIT	1,641,000	2,983,416
CapitaLand Ltd.[b]	2,188,000	5,627,256
CapitaMall Trust Management Ltd.[b]	1,641,000	2,534,691
Genting Singapore PLC	1,641,000	1,309,792
Global Logistic Properties Ltd.[b]	547,000	1,022,770
Hutchison Port Holdings Trust[b]	1,641,000	1,173,315
Keppel Corp. Ltd.[b]	550,400	3,538,896
Noble Group Ltd.	778,000	612,349
Oversea-Chinese Banking Corp. Ltd.[b]	547,000	4,204,272
Singapore Press Holdings Ltd.[b]	236,000	720,331
Singapore Telecommunications Ltd.	2,188,000	6,597,472

		30,324,560
SOUTH AFRICA — 0.79%
African Rainbow Minerals Ltd.	19,145	193,968
Barclays Africa Group Ltd.	7,330	125,356
Barloworld Ltd.	62,917	477,328
FirstRand Ltd.	1,432,046	6,412,257
Growthpoint Properties Ltd.	667,887	1,682,494
MMI Holdings Ltd.	276,793	745,587
Mr. Price Group Ltd.	68,922	1,570,315
MTN Group Ltd.	294,295	5,112,904
Naspers Ltd. Class N	89,708	13,095,239
PPC Ltd.	80,409	147,945
Redefine Properties Ltd.	647,346	634,489
Sanlam Ltd.	1,262,476	7,623,050
Sappi Ltd.[a]	122,567	505,822
Sasol Ltd.	109,487	3,965,009
Standard Bank Group Ltd.	458,961	6,101,328
Woolworths Holdings Ltd.	178,178	1,331,241

		49,724,332

SCHEDULES OF INVESTMENTS	21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2015

Security	Shares	Value
SOUTH KOREA — 1.57%
AmorePacific Corp.	454	$1,100,543
AmorePacific Group	2,188	2,506,917
BS Financial Group Inc.	33,367	422,579
Celltrion Inc.[a,b]	20,761	772,652
CJ CheilJedang Corp.	2,188	704,257
Coway Co. Ltd.	20,146	1,617,428
Daelim Industrial Co. Ltd.	4,154	208,916
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	86,426	1,541,063
DGB Financial Group Inc.	27,119	262,858
Doosan Heavy Industries & Construction Co. Ltd.	32,273	687,601
GS Engineering & Construction Corp.[a]	28,878	661,479
Hana Financial Group Inc.	42,412	1,252,659
Hankook Tire Co. Ltd.	12,581	606,272
Hanwha Corp.	60,717	1,521,256
Hyundai Department Store Co. Ltd.	4,376	478,175
Hyundai Development Co. Engineering & Construction	9,299	366,909
Hyundai Engineering & Construction Co. Ltd.	14,676	585,779
Hyundai Glovis Co. Ltd.	2,642	590,681
Hyundai Heavy Industries Co. Ltd.[b]	13,675	1,413,017
Hyundai Marine & Fire Insurance Co. Ltd.	7,000	167,063
Hyundai Merchant Marine Co. Ltd.[a,b]	101,746	953,636
Hyundai Mobis Co. Ltd.	9,846	2,232,816
Hyundai Motor Co.	26,710	4,139,855
Hyundai Steel Co.	8,205	494,431
Hyundai Wia Corp.	3,282	462,169
KB Financial Group Inc.	61,620	2,073,533
KCC Corp.	3,282	1,653,605
Kia Motors Corp.	37,743	1,587,580
Korea Aerospace Industries Ltd.	38,290	1,640,350
Korea Electric Power Corp.	43,213	1,707,024
Korea Zinc Co. Ltd.	2,188	859,314
KT Corp.	49,230	1,348,243
KT&G Corp.	18,051	1,323,784
LG Chem Ltd.	7,658	1,390,008
LG Corp.	13,582	768,769
LG Display Co. Ltd.	86,770	2,860,331
LG Electronics Inc.	19,692	1,094,800
LG Household & Health Care Ltd.	2,188	1,376,503

Security	Shares	Value
Lotte Chemical Corp.	4,376	$698,255
Lotte Confectionery Co. Ltd.	454	775,902
Lotte Shopping Co. Ltd.	2,188	475,174
NAVER Corp.	4,376	2,865,048
NCsoft Corp.	2,735	505,185
OCI Co. Ltd.[a,b]	20,239	1,447,229
ORION Corp.	547	525,192
POSCO	15,716	3,628,648
S1 Corp.	3,282	240,088
Samsung C&T Corp.	20,786	1,060,588
Samsung Electronics Co. Ltd.	19,145	23,896,237
Samsung Engineering Co. Ltd.[a,b]	13,128	456,167
Samsung Fire & Marine Insurance Co. Ltd.	6,017	1,623,093
Samsung Heavy Industries Co. Ltd.	27,920	456,993
Samsung SDI Co. Ltd.	8,869	1,046,179
Samsung Securities Co. Ltd.	9,299	404,748
Shinhan Financial Group Co. Ltd.	61,600	2,534,748
SK Holdings Co. Ltd.	4,830	755,240
SK Hynix Inc.[b]	104,890	4,570,235
SK Innovation Co. Ltd.	26,256	2,249,623
SK Telecom Co. Ltd.	13,128	3,469,268
Woori Bank[a]	73,644	592,600

		99,711,295
SPAIN — 1.10%
ACS Actividades de Construccion y Servicios SA	91,540	3,187,787
Amadeus IT Holding SA Class A	77,674	3,119,508
Banco Bilbao Vizcaya Argentaria SA	971,605	8,332,701
Banco de Sabadell SA	1,076,496	2,725,949
Banco Popular Espanol SA	488,303	2,068,550
Banco Popular Espanol SA New	2,318	9,820
Banco Santander SA	1,900,800	12,783,953
Bankia SAa	932,635	1,220,821
Distribuidora Internacional de Alimentacion SA	164,647	1,067,955
Ferrovial SA	98,641	1,957,412
Grifols SA	26,256	1,103,665
Iberdrola SA	877,356	6,067,043
Inditex SA	273,500	8,066,076
International Consolidated Airlines Group SAa	336,952	2,756,694
Red Electrica Corporacion SA	12,804	1,091,742

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2015

Security	Shares	Value
Repsol SA	271,443	$4,804,472
Telefonica SA	620,302	9,313,234

		69,677,382
SWEDEN — 1.09%
Atlas Copco AB Class A	327,106	9,699,557
Boliden AB	40,030	628,096
Hennes & Mauritz AB Class B	201,537	8,307,589
Hexagon AB Class B	33,259	1,055,369
Investor AB Class B	80,635	2,941,770
Lundin Petroleum ABa,b	48,747	632,875
Millicom International Cellular SA SDR	7,404	472,570
Nordea Bank AB	603,342	7,679,939
Sandvik AB	336,952	3,535,523
Skandinaviska Enskilda Banken AB Class A	267,323	3,228,254
SKF AB Class B	69,848	1,650,694
Svenska Handelsbanken AB Class A	193,114	9,169,615
Swedbank AB Class A	159,177	3,859,909
Telefonaktiebolaget LM Ericsson Class B	635,733	7,754,107
TeliaSonera AB	556,846	3,436,344
Volvo AB Class B	401,240	4,699,957

		68,752,168
SWITZERLAND — 3.27%
ABB Ltd. Registered[a]	398,336	7,667,551
Actelion Ltd. Registered[a]	14,222	1,576,701
Adecco SA Registered[a]	26,803	2,007,203
Aryzta AGa	16,410	1,233,359
Barry Callebaut AG Registered[a]	1,641	1,635,560
Compagnie Financiere Richemont SA Class A Bearer	102,994	8,569,307
Credit Suisse Group AG Registered	239,586	5,064,885
Geberit AG Registered	6,564	2,248,761
Givaudan SA Registered[a]	2,735	4,997,049
Holcim Ltd. Registered[a]	88,844	6,223,570
Julius Baer Group Ltd.[a]	64,811	2,648,653
Kuehne & Nagel International AG Registered	4,376	602,143
Lonza Group AG Registered[a]	12,034	1,428,306
Nestle SA Registered	595,136	45,570,709
Novartis AG Registered	374,148	36,660,445
Roche Holding AG Genusschein	123,237	33,298,971

Security	Shares	Value
Schindler Holding AG Participation Certificates	3,829	$568,492
Schindler Holding AG Registered	4,376	637,339
SGS SA Registered	1,094	2,080,865
Sonova Holding AG Registered	4,923	647,981
Sulzer AG Registered	7,111	755,503
Swatch Group AG (The) Bearer	6,564	2,617,610
Swiss Prime Site AG Registered	30,632	2,656,849
Swiss Re AGa	75,023	6,776,166
Swisscom AG Registered	3,829	2,245,254
Syngenta AG Registered	18,294	5,949,204
Transocean Ltd.	95,587	1,504,375
UBS Group AG	564,110	9,436,066
Weatherford International Ltd.[a]	164,777	1,702,146
Zurich Insurance Group AGa	24,094	7,997,726

		207,008,749
TAIWAN — 1.36%
Advanced Semiconductor Engineering Inc.	3,282,524	4,156,083
Chang Hwa Commercial Bank Ltd.	2,366,726	1,340,570
China Airlines Ltd.[a]	2,188,000	1,103,946
China Development Financial Holding Corp.	4,376,000	1,444,156
China Steel Corp.	1,682,305	1,425,343
Chunghwa Telecom Co. Ltd.	1,641,140	4,973,388
CTBC Financial Holding Co. Ltd.	1,395,466	890,059
E.Sun Financial Holding Co. Ltd.	2,708,172	1,667,175
EVA Airways Corp.[a]	1,835,581	1,409,588
Far EasTone Telecommunications Co. Ltd.	547,000	1,340,010
First Financial Holding Co. Ltd.	1,885,540	1,103,915
Formosa Plastics Corp.	565,160	1,371,943
Formosa Taffeta Co. Ltd.	547,000	554,577
Hon Hai Precision Industry Co. Ltd.	2,449,801	6,739,897
Hua Nan Financial Holdings Co. Ltd.	2,390,921	1,331,514
MediaTek Inc.	547,000	8,383,740
Mega Financial Holding Co. Ltd.	1,169,287	897,924
Nan Ya Plastics Corp.	552,830	1,113,958
Phison Electronics Corp.	547,000	3,922,827
Siliconware Precision Industries Co. Ltd.	2,766,805	4,670,824
SinoPac Financial Holdings Co. Ltd.	3,287,723	1,340,608

SCHEDULES OF INVESTMENTS	23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2015

Security	Shares	Value
Taishin Financial Holdings Co. Ltd.	3,829,043	$1,573,488
Taiwan Business Bank Ltd.[a]	6,406,505	1,864,206
Taiwan Cooperative Financial Holding Co. Ltd.	3,282,024	1,697,590
Taiwan Mobile Co. Ltd.	547,000	1,805,195
Taiwan Semiconductor Manufacturing Co. Ltd.	4,923,000	22,026,846
U-Ming Marine Transport Corp.	296,000	457,429
Uni-President Enterprises Co.	1,248,962	2,001,446
United Microelectronics Corp.	6,017,000	2,940,384
Yang Ming Marine Transport Corp.[a]	1,094,000	586,688

		86,135,317
THAILAND — 0.24%
Bangkok Bank PCL NVDR	774,380	4,507,161
Bangkok Dusit Medical Services PCL NVDR	2,537,800	1,442,196
BEC World PCL NVDR	984,600	1,549,249
Central Pattana PCL NVDR	1,338,300	1,829,787
Charoen Pokphand Foods PCL NVDR	1,605,000	1,238,199
Glow Energy PCL NVDR	624,000	1,739,688
Indorama Ventures PCL NVDR	1,914,533	1,275,186
Kasikornbank PCL NVDR	273,523	1,855,243

		15,436,709
TURKEY — 0.19%
Akbank TAS	283,346	1,040,846
Anadolu Efes Biracilik ve Malt Sanayii ASa	74,610	657,653
Arcelik AS	108,397	693,272
BIM Birlesik Magazalar AS	45,180	916,881
Coca-Cola Icecek ASb	45,477	921,044
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	843,651	1,110,272
TAV Havalimanlari Holding AS	113,039	848,088
Turk Hava Yollari AOa	421,277	1,620,064
Turkiye Garanti Bankasi AS	437,600	1,856,860
Turkiye Halk Bankasi AS	113,776	737,003
Turkiye Is Bankasi AS Class C	169,570	495,678
Turkiye Sise ve Cam Fabrikalari AS	300,208	471,392
Turkiye Vakiflar Bankasi TAO Class D	323,148	757,808

		12,126,861

Security	Shares	Value
UNITED ARAB EMIRATES — 0.04%
Aldar Properties PJSC	1,041,648	$672,113
DP World Ltd.	59,335	1,165,933
Emaar Properties PJSC	557,008	1,016,037

		2,854,083
UNITED KINGDOM — 7.22%
3i Group PLC	535,095	3,691,208
Aggreko PLC	39,509	922,122
Amec Foster Wheeler PLC	36,102	432,417
Anglo American PLC	188,920	3,158,016
Antofagasta PLC	19,320	188,609
ARM Holdings PLC	236,851	3,703,115
AstraZeneca PLC	236,851	16,872,116
Aviva PLC	506,621	4,017,523
BAE Systems PLC	662,696	5,051,166
Barclays PLC	2,620,990	9,217,237
BG Group PLC	557,551	7,426,778
BHP Billiton PLC	373,167	8,087,434
BP PLC	3,126,652	19,931,835
British American Tobacco PLC	316,166	17,816,369
British Land Co. PLC (The)	462,231	5,758,597
BT Group PLC	1,410,728	8,854,354
Burberry Group PLC	60,170	1,562,486
Capita PLC	62,905	1,056,254
Carnival PLC	72,151	3,247,658
Centrica PLC	1,286,544	5,676,984
Compass Group PLC	566,692	9,796,335
Diageo PLC	370,974	10,976,172
Experian PLC	422,831	7,449,138
Fresnillo PLC	101,742	1,373,729
GlaxoSmithKline PLC	845,195	18,622,082
Glencore PLC[a]	1,513,011	5,655,984
HSBC Holdings PLC	3,273,248	29,968,505
Imperial Tobacco Group PLC	164,777	7,731,234
Inmarsat PLC	74,939	938,675
Intertek Group PLC	10,393	357,920
J Sainsbury PLC[b]	592,428	2,272,467
Johnson Matthey PLC	104,477	5,116,968
Kingfisher PLC	195,279	1,005,397
Land Securities Group PLC	302,633	5,790,645
Legal & General Group PLC	1,938,840	7,801,101
Lloyds Banking Group PLC[a]	7,910,066	8,761,598
Marks & Spencer Group PLC	594,608	4,325,896
National Grid PLC	671,723	9,437,897

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2015

Security	Shares	Value
Next PLC	18,051	$1,961,467
Nobel Corp. PLC	89,161	1,446,191
Old Mutual PLC	1,746,804	5,462,181
Pearson PLC	261,702	5,310,111
Petrofac Ltd.	20,239	214,603
Prudential PLC	471,741	11,477,832
Randgold Resources Ltd.	35,555	3,035,794
Reckitt Benckiser Group PLC	99,677	8,428,389
Reed Elsevier PLC	450,241	7,817,071
Rio Tinto PLC	235,210	10,332,915
Rolls-Royce Holdings PLC[a]	491,064	6,575,074
Royal Bank of Scotland Group PLC[a]	334,506	1,820,679
Royal Dutch Shell PLC Class A	630,691	19,115,207
Royal Dutch Shell PLC Class B	428,441	13,541,949
SABMiller PLC	204,578	11,139,560
Severn Trent PLC	22,974	742,540
Shire PLC	138,938	10,128,894
Sky PLC	222,678	3,103,605
Smith & Nephew PLC	293,884	5,256,890
SSE PLC	227,622	5,500,618
Standard Chartered PLC	380,940	5,078,834
Standard Life PLC	1,025,232	6,205,380
Tate & Lyle PLC	34,461	350,912
Tesco PLC	1,324,863	4,472,104
Unilever PLC	242,954	10,691,358
United Utilities Group PLC	16,957	261,554
Vodafone Group PLC	4,727,524	16,650,136
Weir Group PLC (The)	26,256	662,490
Wm Morrison Supermarkets PLC	752,672	2,033,659
Wolseley PLC	94,325	5,471,171
WPP PLC	403,374	8,881,434

		457,224,623
UNITED STATES — 50.94%
3M Co.	122,567	19,892,624
Abbott Laboratories	250,584	11,216,140
AbbVie Inc.	260,919	15,746,462
Accenture PLC Class A	132,374	11,123,387
ACE Ltd.	89,708	9,684,876
Actavis PLC[a]	39,951	10,648,540
Activision Blizzard Inc.	53,606	1,120,097
Adobe Systems Inc.[a]	124,716	8,746,333
ADT Corp. (The)[b]	68,108	2,342,915
Advance Auto Parts Inc.	9,299	1,478,541
AES Corp. (The)	290,614	3,551,303

Security	Shares	Value
Aetna Inc.	87,520	$8,036,086
Aflac Inc.	87,690	5,005,345
AGCO Corp.	27,529	1,193,107
Agilent Technologies Inc.	32,820	1,239,611
Air Products and Chemicals Inc.	58,557	8,526,485
Akamai Technologies Inc.[a]	41,120	2,391,334
Alcoa Inc.	180,037	2,817,579
Alexion Pharmaceuticals Inc.[a]	29,538	5,412,543
Alleghany Corp.[a]	1,387	613,179
Allergan Inc.	61,811	13,552,680
Alliant Energy Corp.	17,504	1,200,949
Allstate Corp. (The)	119,297	8,325,738
Altera Corp.	24,615	810,449
Altria Group Inc.	350,080	18,589,248
Amazon.com Inc.[a]	67,828	24,047,061
Ameren Corp.	33,249	1,505,515
American Electric Power Co. Inc.	129,107	8,109,211
American Express Co.	163,687	13,207,904
American International Group Inc.	248,568	12,147,518
American Tower Corp.	112,682	10,924,520
American Water Works Co. Inc.	20,786	1,166,926
Ameriprise Financial Inc.	38,290	4,783,953
AmerisourceBergen Corp.	8,420	800,321
AMETEK Inc.	18,051	864,643
Amgen Inc.	138,938	21,154,700
Amphenol Corp. Class A	33,914	1,821,521
Anadarko Petroleum Corp.	94,227	7,703,057
Annaly Capital Management Inc.	224,817	2,374,068
Anthem Inc.	59,165	7,984,908
Apache Corp.	64,007	4,004,918
Apple Inc.	1,047,505	122,725,686
Applied Materials Inc.	308,054	7,035,953
Archer-Daniels-Midland Co.	124,747	5,816,953
AT&T Inc.	846,756	27,875,208
Autodesk Inc.[a]	28,991	1,565,659
Automatic Data Processing Inc.	134,562	11,105,402
AutoZone Inc.[a]	3,045	1,817,743
Avago Technologies Ltd.	37,743	3,883,000
AvalonBay Communities Inc.	14,769	2,554,889
Baker Hughes Inc.	80,060	4,642,679
Bank of America Corp.	1,800,177	27,272,682
Bank of New York Mellon Corp. (The)	188,754	6,795,144
Baxter International Inc.	99,554	6,999,642
BB&T Corp.	166,957	5,891,913

SCHEDULES OF INVESTMENTS	25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2015

Security	Shares	Value
Becton, Dickinson and Co.	45,477	$6,279,464
Bed Bath & Beyond Inc.[a]	60,717	4,539,810
Berkshire Hathaway Inc. Class Ba	201,296	28,968,507
Best Buy Co. Inc.	70,016	2,464,563
Biogen Idec Inc.[a]	45,401	17,668,253
BlackRock Inc.[e]	16,050	5,465,185
Boeing Co. (The)	126,357	18,368,517
BorgWarner Inc.	8,220	443,962
Boston Properties Inc.	34,684	4,814,139
Boston Scientific Corp.[a]	358,984	5,316,553
Bristol-Myers Squibb Co.	305,390	18,405,855
Broadcom Corp. Class A	55,247	2,344,406
Brown-Forman Corp. Class B NVS	7,111	631,955
Bunge Ltd.	8,420	753,843
C.H. Robinson Worldwide Inc.	58,529	4,168,435
C.R. Bard Inc.	34,461	5,893,865
CA Inc.	158,630	4,806,489
Cablevision NY Group Class A	26,803	507,113
Cabot Oil & Gas Corp.	84,238	2,232,307
Calpine Corp.[a]	60,717	1,267,771
Cameron International Corp.[a]	33,914	1,518,669
Capital One Financial Corp.	94,227	6,898,359
Cardinal Health Inc.	86,038	7,157,501
CareFusion Corp.[a]	44,462	2,636,597
CarMax Inc.[a,b]	30,085	1,868,279
Carnival Corp.	107,759	4,737,086
Caterpillar Inc.	96,407	7,709,668
CBRE Group Inc. Class Aa	51,965	1,680,548
CBS Corp. Class B NVS	169,570	9,294,132
Celanese Corp. Series A	16,957	911,608
Celgene Corp.[a]	160,818	19,163,073
CenturyLink Inc.	106,886	3,972,953
Cerner Corp.[a]	32,273	2,141,314
CF Industries Holdings Inc.	7,658	2,338,600
Charles Schwab Corp. (The)	274,267	7,125,457
Cheniere Energy Inc.[a]	49,230	3,514,037
Chesapeake Energy Corp.	131,013	2,512,829
Chevron Corp.	318,354	32,640,836
Chipotle Mexican Grill Inc.[a]	5,470	3,882,825
Chubb Corp. (The)	41,025	4,016,347
Church & Dwight Co. Inc.	34,580	2,798,214
Cigna Corp.	66,187	7,070,757
Cisco Systems Inc.	905,966	23,885,794
CIT Group Inc.	31,031	1,359,778
Citigroup Inc.	508,801	23,888,207

Security	Shares	Value
Citrix Systems Inc.[a]	31,179	$1,847,668
Clorox Co. (The)	24,770	2,643,207
CME Group Inc./IL	53,729	4,583,084
CMS Energy Corp.	23,233	876,581
Coach Inc.	66,734	2,481,837
Cobalt International Energy Inc.[a]	143,314	1,307,024
Coca-Cola Co. (The)	652,571	26,866,348
Coca-Cola Enterprises Inc.	21,500	905,150
Cognizant Technology Solutions Corp. Class Aa	153,500	8,308,955
Colgate-Palmolive Co.	175,040	11,818,701
Comcast Corp. Class A	390,479	20,752,006
Comcast Corp. Class A Special NVS	78,768	4,166,827
Comerica Inc.	21,920	909,680
ConAgra Foods Inc.	170,117	6,027,245
Concho Resources Inc.[a]	19,328	2,142,509
ConocoPhillips	208,954	13,159,923
CONSOL Energy Inc.	56,462	1,634,575
Consolidated Edison Inc.	42,210	2,924,309
Constellation Brands Inc.[a]	27,897	3,081,224
Core Laboratories NV	8,205	761,014
Corning Inc.	300,424	7,141,078
Costco Wholesale Corp.	84,420	12,071,216
Cree Inc.[a,b]	24,615	870,386
Crown Castle International Corp.	42,119	3,643,715
CSX Corp.	275,141	9,162,195
Cummins Inc.	31,310	4,366,493
CVS Health Corp.	188,168	18,470,571
D.R. Horton Inc.	53,606	1,314,419
Danaher Corp.	142,977	11,778,445
Deere & Co.	66,980	5,706,026
Delphi Automotive PLC	49,777	3,421,173
Delta Air Lines Inc.	99,677	4,715,719
Denbury Resources Inc.	19,985	137,897
Devon Energy Corp.	78,970	4,759,522
DIRECTV[a]	115,417	9,842,762
Discover Financial Services	53,059	2,885,348
Dollar General Corp.[a]	34,461	2,310,955
Dollar Tree Inc.[a]	32,347	2,299,872
Dominion Resources Inc.	129,092	9,925,884
Dover Corp.	76,215	5,338,099
Dow Chemical Co. (The)	174,587	7,884,349
Dr Pepper Snapple Group Inc.	71,340	5,512,442
DTE Energy Co.	12,581	1,128,012
Duke Energy Corp.	141,126	12,297,720

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2015

Security	Shares	Value
Duke Realty Corp.	50,324	$1,098,573
E.I. du Pont de Nemours and Co.	150,607	10,724,724
Eaton Corp. PLC	122,528	7,730,292
eBay Inc.[a]	204,807	10,854,771
Ecolab Inc.	54,700	5,676,219
Edison International	104,037	7,090,122
Edwards Lifesciences Corp.[a]	13,675	1,714,161
Electronic Arts Inc.[a]	108,853	5,971,676
Eli Lilly and Co.	174,587	12,570,264
EMC Corp.	384,541	9,971,148
Emerson Electric Co.	102,947	5,861,802
Energizer Holdings Inc.	8,752	1,120,344
Ensco PLC Class A	36,431	1,021,525
Entergy Corp.	49,837	4,361,236
EOG Resources Inc.	110,574	9,844,403
EQT Corp.	26,256	1,954,497
Equinix Inc.	10,083	2,186,599
Equity Residential	59,076	4,584,888
Estee Lauder Companies Inc. (The) Class A	26,803	1,892,024
Exelon Corp.	159,177	5,736,739
Expedia Inc.	15,248	1,310,261
Expeditors International of Washington Inc.	93,537	4,085,696
Express Scripts Holding Co.[a]	147,690	11,920,060
Exxon Mobil Corp.	714,929	62,499,093
F5 Networks Inc.[a]	19,320	2,156,498
Facebook Inc. Class Aa	331,482	25,162,799
Family Dollar Stores Inc.	14,960	1,138,456
Fastenal Co.	31,179	1,384,348
Federal Realty Investment Trust	10,393	1,494,202
FedEx Corp.	61,827	10,455,564
Fifth Third Bancorp	201,537	3,486,590
First Republic Bank	16,410	835,597
FirstEnergy Corp.	93,537	3,772,347
Fluor Corp.	63,135	3,383,405
FMC Technologies Inc.[a]	35,555	1,332,601
FNF Group	44,219	1,552,087
Ford Motor Co.	551,011	8,105,372
Fossil Group Inc.[a]	9,291	908,660
Franklin Resources Inc.	149,511	7,704,302
Freeport-McMoRan Inc.	172,435	2,898,632
Frontier Communications Corp.	163,687	1,099,158
Gap Inc. (The)	104,477	4,303,408
General Dynamics Corp.	59,727	7,956,234

Security	Shares	Value
General Electric Co.	1,715,392	$40,980,715
General Growth Properties Inc.	64,655	1,951,288
General Mills Inc.	124,716	6,545,096
General Motors Co.	175,434	5,722,657
Gilead Sciences Inc.[a]	264,748	27,753,533
Goldman Sachs Group Inc. (The)	88,292	15,222,424
Google Inc. Class Aa	48,136	25,875,507
Google Inc. Class Ca	48,136	25,729,655
Halliburton Co.	176,767	7,068,912
Harley-Davidson Inc.	31,310	1,931,827
Harris Corp.	11,698	785,287
Hartford Financial Services Group Inc. (The)	73,913	2,875,216
HCA Holdings Inc.[a]	49,777	3,524,212
HCP Inc.	67,828	3,207,586
Helmerich & Payne Inc.	13,128	781,904
Herbalife Ltd.[b]	20,637	629,016
Hershey Co. (The)	18,281	1,868,501
Hertz Global Holdings Inc.[a]	84,238	1,728,564
Hess Corp.	59,647	4,025,576
Hewlett-Packard Co.	346,994	12,536,893
HollyFrontier Corp.	30,220	1,085,502
Home Depot Inc. (The)	251,620	26,274,160
Honeywell International Inc.	113,847	11,129,683
Hormel Foods Corp.	21,880	1,120,694
Hospira Inc.[a]	22,427	1,422,545
Host Hotels & Resorts Inc.	83,691	1,915,687
Hudson City Bancorp Inc.	85,888	770,415
Humana Inc.	33,367	4,886,263
Illinois Tool Works Inc.	111,667	10,395,081
Illumina Inc.[a]	22,974	4,484,295
Ingersoll-Rand PLC	99,649	6,616,694
Intel Corp.	886,687	29,296,138
International Business Machines Corp.	169,023	25,912,916
International Paper Co.	148,427	7,816,166
Intuit Inc.	96,272	8,358,335
Intuitive Surgical Inc.[a]	6,017	2,975,286
J.M. Smucker Co. (The)	18,230	1,880,424
Jacobs Engineering Group Inc.[a]	70,250	2,676,525
Johnson & Johnson	485,736	48,641,603
Johnson Controls Inc.	154,801	7,193,602
Joy Global Inc.	13,870	581,708
JPMorgan Chase & Co.	660,229	35,903,253
Juniper Networks Inc.	124,747	2,835,499

SCHEDULES OF INVESTMENTS	27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2015

Security	Shares	Value
Kansas City Southern	17,207	$1,894,319
Kellogg Co.	79,315	5,201,478
Keurig Green Mountain Inc.	24,068	2,949,774
KeyCorp	115,710	1,503,073
Kimberly-Clark Corp.	73,468	7,931,605
Kimco Realty Corp.	39,931	1,104,092
Kinder Morgan Inc.	314,525	12,911,251
KLA-Tencor Corp.	15,316	941,475
Kohl’s Corp.	56,341	3,364,685
Kraft Foods Group Inc.	86,000	5,619,240
Kroger Co. (The)	135,109	9,329,276
L Brands Inc.	28,991	2,453,508
L-3 Communications Holdings Inc.	49,320	6,072,278
Laboratory Corp. of America Holdings[a]	37,743	4,332,142
Las Vegas Sands Corp.	59,647	3,243,007
Legg Mason Inc.	77,880	4,317,667
Level 3 Communications Inc.[a]	21,333	1,061,103
Liberty Global PLC Series Aa	32,820	1,533,350
Liberty Global PLC Series C NVS[a]	64,546	2,942,652
Liberty Interactive Corp. Series Aa	71,340	1,951,862
Lincoln National Corp.	71,340	3,565,573
LinkedIn Corp. Class Aa	19,145	4,302,647
LKQ Corp.[a]	44,307	1,143,564
Lockheed Martin Corp.	59,647	11,235,705
Lorillard Inc.	81,039	5,316,969
Lowe’s Companies Inc.	218,800	14,825,888
LyondellBasell Industries NV Class A	63,999	5,061,681
M&T Bank Corp.	7,404	837,837
Macerich Co. (The)	24,615	2,117,136
Macy’s Inc.	116,511	7,442,723
Marathon Oil Corp.	144,067	3,832,182
Marathon Petroleum Corp.	59,184	5,479,847
Marriott International Inc./MD Class A	41,087	3,060,981
Marsh & McLennan Companies Inc.	102,836	5,529,492
Marvell Technology Group Ltd.	57,982	898,141
Masco Corp.	68,922	1,712,022
MasterCard Inc. Class A	154,803	12,698,490
Mattel Inc.	41,921	1,127,675
McCormick & Co. Inc. NVS	20,529	1,465,565
McDonald’s Corp.	172,852	15,978,439
McGraw Hill Financial Inc.	75,488	6,751,647
McKesson Corp.	50,324	10,701,399

Security	Shares	Value
MDU Resources Group Inc.	32,820	$742,060
Mead Johnson Nutrition Co. Class A	55,794	5,495,151
Merck & Co. Inc.	507,616	30,599,092
MetLife Inc.	119,297	5,547,310
MGM Resorts International[a]	89,867	1,750,609
Michael Kors Holdings Ltd.[a]	37,743	2,671,827
Micron Technology Inc.[a]	190,903	5,586,776
Microsoft Corp.	1,368,047	55,269,099
Mondelez International Inc. Class A	258,222	9,099,743
Monsanto Co.	88,780	10,474,264
Monster Beverage Corp.[a]	26,803	3,134,611
Moody’s Corp.	63,999	5,845,029
Morgan Stanley	215,518	7,286,664
Mosaic Co. (The)	39,000	1,898,910
Motorola Solutions Inc.	82,723	5,162,742
Murphy Oil Corp.	58,557	2,629,795
Mylan Inc./PAa	58,993	3,135,478
Nabors Industries Ltd.	113,229	1,303,266
National Oilwell Varco Inc.	90,957	4,950,790
Navient Corp.	167,929	3,314,918
NetApp Inc.	61,136	2,310,941
Netflix Inc.[a]	10,940	4,833,292
New York Community Bancorp Inc.	32,019	494,694
Newell Rubbermaid Inc.	32,273	1,189,906
News Corp. Class A NVS[a]	71,989	1,071,916
NextEra Energy Inc.	83,330	9,102,969
Nike Inc. Class B	156,442	14,431,774
NiSource Inc.	33,914	1,467,120
Noble Energy Inc.	110,574	5,278,803
Nordstrom Inc.	14,367	1,094,765
Norfolk Southern Corp.	81,503	8,310,861
Northeast Utilities	39,607	2,201,357
Northern Trust Corp.	75,009	4,904,088
Northrop Grumman Corp.	66,980	10,512,511
NRG Energy Inc.	135,700	3,346,362
Nuance Communications Inc.[a,b]	47,042	646,592
Nucor Corp.	87,690	3,827,668
NVIDIA Corp.	152,787	2,934,274
O’Reilly Automotive Inc.[a]	15,316	2,869,606
Occidental Petroleum Corp.	135,552	10,844,160
OGE Energy Corp.	48,136	1,693,424
Omnicom Group Inc.	45,401	3,305,193

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2015

Security	Shares	Value
ONEOK Inc.	28,616	$1,259,962
Oracle Corp.	624,674	26,167,594
Owens-Illinois Inc.[a]	93,137	2,174,749
PACCAR Inc.	118,699	7,134,997
Parker-Hannifin Corp.	58,529	6,816,287
Paychex Inc.	157,536	7,130,079
People’s United Financial Inc.	61,870	870,511
PepsiCo Inc.	249,432	23,391,733
Perrigo Co. PLC	28,444	4,316,093
PetSmart Inc.	21,333	1,743,013
Pfizer Inc.	1,069,932	33,435,375
PG&E Corp.	117,268	6,896,531
Philip Morris International Inc.	274,594	22,033,423
Phillips 66	117,117	8,235,667
Pinnacle West Capital Corp.	14,222	998,100
Pioneer Natural Resources Co.	25,709	3,869,976
Plum Creek Timber Co. Inc.	25,162	1,120,212
PNC Financial Services Group Inc. (The)[e]	107,332	9,073,847
PPL Corp.	112,757	4,002,873
Praxair Inc.	66,187	7,981,490
Precision Castparts Corp.	37,196	7,442,920
Priceline Group Inc. (The)[a]	7,877	7,951,674
Principal Financial Group Inc.	96,407	4,524,381
Procter & Gamble Co. (The)	445,805	37,576,903
Progressive Corp. (The)	98,464	2,555,141
Prologis Inc.	62,905	2,839,532
Prudential Financial Inc.	74,610	5,661,407
Public Service Enterprise Group Inc.	116,027	4,952,032
Public Storage	25,709	5,163,396
PulteGroup Inc.	50,216	1,033,947
QEP Resources Inc.	73,520	1,486,574
QUALCOMM Inc.	304,679	19,030,250
Quest Diagnostics Inc.	52,005	3,695,995
Rackspace Hosting Inc.[a]	26,256	1,180,470
Ralph Lauren Corp.	6,017	1,004,177
Range Resources Corp.	28,973	1,340,581
Rayonier Inc.	20,786	610,069
Raytheon Co.	84,420	8,446,221
Realty Income Corp.[b]	39,384	2,138,945
Red Hat Inc.[a]	26,725	1,704,788
Regeneron Pharmaceuticals Inc.[a]	13,675	5,697,825
Regions Financial Corp.	175,330	1,525,371
Republic Services Inc.	16,050	636,864

Security	Shares	Value
Reynolds American Inc.	98,460	$6,690,357
Rockwell Automation Inc.	12,581	1,370,323
Ross Stores Inc.	27,350	2,508,268
Royal Caribbean Cruises Ltd.	17,504	1,322,427
Salesforce.com Inc.[a]	93,263	5,264,696
SanDisk Corp.	59,647	4,527,804
SBA Communications Corp. Class Aa	32,400	3,781,080
SCANA Corp.	25,561	1,630,025
Schlumberger Ltd.	259,278	21,361,914
Seagate Technology PLC	72,751	4,106,066
Sempra Energy	40,675	4,552,346
Simon Property Group Inc.	66,737	13,257,972
Sirius XM Holdings Inc.[a]	370,866	1,316,574
SL Green Realty Corp.	14,769	1,860,894
Southern Co. (The)	154,967	7,859,926
Southwest Airlines Co.	35,555	1,606,375
Southwestern Energy Co.[a,b]	95,725	2,373,023
Spectra Energy Corp.	200,202	6,694,755
Sprint Corp.[a,b]	184,051	791,419
St. Jude Medical Inc.	68,375	4,503,861
Starbucks Corp.	168,476	14,746,704
Starwood Hotels & Resorts Worldwide Inc.	68,070	4,898,998
State Street Corp.	78,970	5,647,145
Stryker Corp.	70,250	6,396,262
SunTrust Banks Inc.	120,387	4,625,269
Symantec Corp.	199,108	4,931,905
Sysco Corp.	106,217	4,160,520
T. Rowe Price Group Inc.	92,047	7,245,940
Target Corp.	127,451	9,381,668
TE Connectivity Ltd.	112,682	7,480,958
Teradata Corp.[a,b]	87,520	3,899,891
Tesla Motors Inc.[a,b]	19,692	4,009,291
Texas Instruments Inc.	259,304	13,859,799
Textron Inc.	84,990	3,617,174
Thermo Fisher Scientific Inc.	95,317	11,934,642
Tiffany & Co.	14,769	1,279,586
Time Warner Cable Inc.	52,038	7,083,933
Time Warner Inc.	181,604	14,152,400
TJX Companies Inc. (The)	177,228	11,686,414
Toll Brothers Inc.[a]	28,444	984,731
Tractor Supply Co.	22,974	1,864,800
Travelers Companies Inc. (The)	58,529	6,017,952
Trimble Navigation Ltd.[a]	29,538	704,186

SCHEDULES OF INVESTMENTS	29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2015

Security	Shares	Value
TripAdvisor Inc.[a]	22,427	$1,502,833
TRW Automotive Holdings Corp.[a]	12,780	1,318,513
Twenty-First Century Fox Inc. Class A	288,434	9,564,471
Tyson Foods Inc. Class A	41,572	1,622,971
U.S. Bancorp	303,694	12,727,816
UDR Inc.	43,815	1,457,287
Ulta Salon, Cosmetics & Fragrance Inc.[a]	12,034	1,587,766
Union Pacific Corp.	159,177	18,657,136
United Continental Holdings Inc.[a]	15,863	1,100,416
United Parcel Service Inc.	99,018	9,786,939
United Technologies Corp. Class B	131,827	15,131,103
UnitedHealth Group Inc.	181,604	19,295,425
Valero Energy Corp.	132,377	7,000,096
Varian Medical Systems Inc.[a]	40,478	3,746,644
Ventas Inc.	43,046	3,435,501
VeriSign Inc.[a,b]	67,828	3,695,269
Verisk Analytics Inc. Class Aa,b	25,162	1,619,175
Verizon Communications Inc.	692,502	31,654,266
Vertex Pharmaceuticals Inc.[a]	39,384	4,337,754
VF Corp.	39,384	2,732,068
Viacom Inc. Class B NVS	111,588	7,188,499
Visa Inc. Class A	88,077	22,451,708
Vornado Realty Trust	59,667	6,589,623
Vulcan Materials Co.	19,692	1,388,483
Wal-Mart Stores Inc.	268,577	22,823,673
Walgreens Boots Alliance Inc.	167,428	12,347,815
Walt Disney Co. (The)	288,816	26,270,703
Waste Management Inc.	159,724	8,214,605
Waters Corp.[a]	5,470	651,204
Wells Fargo & Co.	841,286	43,679,569
Western Digital Corp.	32,820	3,191,089
Western Union Co.	165,741	2,817,597
Weyerhaeuser Co.	72,751	2,608,123
Whirlpool Corp.	28,444	5,662,632
Whole Foods Market Inc.	47,589	2,479,149
Williams Companies Inc. (The)	156,018	6,842,949
Willis Group Holdings PLC	16,410	710,553
Windstream Holdings Inc.	41,025	326,149
Wisconsin Energy Corp.	40,857	2,278,595
Wynn Resorts Ltd.	12,241	1,811,056
Xcel Energy Inc.	49,837	1,870,383
Xerox Corp.	320,542	4,221,538
XL Group PLC	40,030	1,380,635

Security	Shares	Value
Xylem Inc.	94,227	$3,213,141
Yahoo! Inc.[a]	222,629	9,793,450
Yum! Brands Inc.	103,383	7,472,523
Zimmer Holdings Inc.	58,557	6,564,240
Zoetis Inc.	63,263	2,703,228

		3,224,606,152

TOTAL COMMON STOCKS
(Cost: $5,856,804,122)		6,273,108,321

PREFERRED STOCKS — 0.67%

BRAZIL — 0.43%
Banco Bradesco SA	492,383	6,187,348
Companhia Brasileira de Distribuicao	77,771	2,581,550
Companhia Energetica de Minas Gerais	273,586	1,213,922
Itau Unibanco Holding SA	484,564	5,939,258
Itausa — Investimentos Itau SA	601,756	2,049,046
Lojas Americanas SA	218,800	1,267,543
Petroleo Brasileiro SA	1,148,770	3,500,834
Telefonica Brasil SA	54,700	1,014,850
Vale SA Class A	547,000	3,372,643

		27,126,994
COLOMBIA — 0.02%
Bancolombia SA	131,280	1,556,390

		1,556,390
GERMANY — 0.18%
Henkel AG & Co. KGaA	26,256	3,010,265
Porsche Automobil Holding SE	13,870	1,165,419
Volkswagen AG	31,294	7,002,712

		11,178,396
SOUTH KOREA — 0.04%
Samsung Electronics Co. Ltd.	2,952	2,877,498

		2,877,498

TOTAL PREFERRED STOCKS
(Cost: $50,998,514)		42,739,278

RIGHTS — 0.01%

SOUTH KOREA — 0.00%
Hyundai Merchant Marine Co. Ltd.[a]	16,029	43,679

		43,679

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2015

Security	Shares	Value
SPAIN — 0.01%
ACS Actividades de Construccion y Servicios SAa	91,540	$46,484
Banco Santander SAa	2,081,448	317,090

		363,574

TOTAL RIGHTS
(Cost: $404,917)		407,253

SHORT-TERM INVESTMENTS — 1.64%

MONEY MARKET FUNDS — 1.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[e,f,g]	91,086,729	91,086,729
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,f,g]	5,479,315	5,479,315
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	7,010,045	7,010,045

		103,576,089

TOTAL SHORT-TERM INVESTMENTS
(Cost: $103,576,089)		103,576,089

TOTAL INVESTMENTS IN SECURITIES — 101.41%
(Cost: $6,011,783,642)		6,419,830,941
Other Assets, Less Liabilities — (1.41)%		(89,172,124)

NET ASSETS — 100.00%		$6,330,658,817

CPO — Certificates of Participation (Ordinary)

FDR — Fiduciary Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments   (Unaudited)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 98.35%

AUSTRALIA — 5.20%
Alumina Ltd.[a]	483,823	$730,948
Amcor Ltd.	128,921	1,283,077
AMP Ltd.	428,365	1,924,810
Asciano Ltd.	144,776	679,848
ASX Ltd.	42,530	1,263,206
Aurizon Holdings Ltd.	240,194	925,903
Australia and New Zealand Banking Group Ltd.	279,822	7,191,076
BHP Billiton Ltd.	342,664	7,808,020
Boral Ltd.	238,731	1,041,106
Brambles Ltd.	245,001	2,022,422
Commonwealth Bank of Australia	170,910	11,889,482
Computershare Ltd.	139,049	1,259,348
Crown Resorts Ltd.	101,328	1,073,954
CSL Ltd.	56,126	3,844,130
Fortescue Metals Group Ltd.	218,385	401,359
Goodman Group	265,863	1,269,160
Iluka Resources Ltd.	75,960	418,218
Insurance Australia Group Ltd.	412,083	2,053,822
Macquarie Group Ltd.	44,735	2,165,143
Mirvac Group	538,977	810,076
National Australia Bank Ltd.	234,021	6,493,349
Newcrest Mining Ltd.[a]	73,006	770,932
Orica Ltd.	57,392	810,750
Origin Energy Ltd.	176,607	1,468,849
Qantas Airways Ltd.[a]	333,050	676,937
QBE Insurance Group Ltd.	154,138	1,273,571
Rio Tinto Ltd.	52,625	2,358,908
Santos Ltd.	135,104	829,072
Scentre Group[a]	618,230	1,829,497
Sonic Healthcare Ltd.	83,134	1,219,713
Stockland	224,293	765,047
Suncorp Group Ltd.	196,863	2,256,680
Sydney Airport	146,745	570,246
Tabcorp Holdings Ltd.	146,918	522,865
Telstra Corp. Ltd.	366,087	1,853,087
Transurban Group	174,087	1,248,602
Wesfarmers Ltd.	123,819	4,203,125
Westfield Corp.	213,110	1,636,360
Westpac Banking Corp.	298,776	8,017,871
Woodside Petroleum Ltd.	73,307	1,956,971
Woolworths Ltd.	154,874	3,832,927

		94,650,467

Security	Shares	Value
AUSTRIA — 0.13%
Erste Group Bank AG	23,210	$503,528
IMMOEAST AG Escrow[a]	54,189	1
IMMOFINANZ AGa	207,921	474,888
OMV AG	10,156	252,991
Raiffeisen International Bank Holding AGb	3,165	37,144
Vienna Insurance Group AG	12,973	550,661
Voestalpine AG	16,259	578,863

		2,398,076
BELGIUM — 0.98%
Ageas	37,797	1,293,636
Anheuser-Busch InBev NV	76,804	9,368,973
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	10,353	860,208
Groupe Bruxelles Lambert SA	22,243	1,843,102
KBC Groep NVa	27,348	1,472,526
Solvay SA	10,145	1,386,369
UCB SA	17,790	1,384,582
Umicore SA	5,486	229,581

		17,838,977
BRAZIL — 1.03%
AMBEV SA	445,800	2,928,043
Banco Bradesco SA	21,190	264,461
Banco do Brasil SA	105,500	812,022
BB Seguridade Participacoes SA	63,900	699,896
BM&F Bovespa SA	232,100	786,868
BR Malls Participacoes SA	63,300	359,161
BRF SA	89,359	2,143,258
CCR SA	84,400	480,453
Centrais Eletricas Brasileiras SA	84,400	161,304
CETIP SA — Mercados Organizados	21,129	271,177
Cielo SA	76,484	1,139,766
Companhia de Saneamento Basico do Estado de Sao Paulo	63,300	313,647
Companhia Siderurgica Nacional SA	105,500	163,505
CPFL Energia SA	42,200	264,752
Cyrela Brazil Realty SA Empreendimentos e Participacoes	63,300	254,926
EDP Energias do Brasil SA	63,300	204,224
Embraer SA	84,400	746,463
Fibria Celulose SAa	21,100	253,904
Hypermarcas SAa	63,300	429,908
JBS SA	105,500	449,639
Klabin SA	42,200	215,229

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2015

Security	Shares	Value
Kroton Educacional SA	218,444	$1,000,991
Lojas Renner SA	21,700	569,946
Natura Cosmeticos SA	21,100	246,437
Petroleo Brasileiro SA	274,300	821,612
Souza Cruz SA	42,200	353,580
TIM Participacoes SA	89,060	392,843
Tractebel Energia SA	21,100	244,786
Ultrapar Participacoes SA	42,200	833,246
Vale SA	126,600	877,739

		18,683,786
CANADA — 6.87%
Agnico Eagle Mines Ltd.	21,522	727,160
Agrium Inc.	18,186	1,944,458
Alimentation Couche-Tard Inc. Class B	43,255	1,698,542
ARC Resources Ltd.	46,842	849,691
Bank of Montreal	69,642	4,005,671
Bank of Nova Scotia (The)	129,451	6,233,904
Barrick Gold Corp.	111,707	1,431,633
Baytex Energy Corp.	15,192	236,276
BCE Inc.	27,548	1,267,953
BlackBerry Ltd.[a,b]	61,190	623,024
Bombardier Inc. Class B	227,124	519,468
Brookfield Asset Management Inc. Class A	67,343	3,438,984
Cameco Corp.	50,093	706,387
Canadian Imperial Bank of Commerce/Canada	41,412	2,880,011
Canadian National Railway Co.	96,454	6,368,649
Canadian Natural Resources Ltd.	128,921	3,745,770
Canadian Oil Sands Ltd.	53,437	330,834
Canadian Pacific Railway Ltd.	18,990	3,316,941
Canadian Tire Corp. Ltd. Class A NVS	15,481	1,430,828
Canadian Utilities Ltd. Class A	9,838	326,886
Catamaran Corp.[a]	18,779	939,728
Cenovus Energy Inc.	56,759	1,077,479
CGI Group Inc. Class Aa	19,412	770,846
Crescent Point Energy Corp.	27,009	643,300
Dollarama Inc.	19,412	923,943
Eldorado Gold Corp.	93,051	447,660
Empire Co. Ltd. Class A	4,292	313,112
Enbridge Inc.	97,271	4,721,819
Encana Corp.	78,703	964,584
Enerplus Corp.	39,671	385,775

Security	Shares	Value
Finning International Inc.	39,740	$656,613
First Quantum Minerals Ltd.	66,298	606,013
Fortis Inc./Canada	26,043	860,808
Franco-Nevada Corp.	18,568	1,073,853
George Weston Ltd.	5,954	472,958
Gildan Activewear Inc.	13,293	777,692
Goldcorp Inc.	83,451	2,019,883
Great-West Lifeco Inc.	32,742	831,752
H&R Real Estate Investment Trust	14,645	282,054
Husky Energy Inc.	50,302	1,085,027
Imperial Oil Ltd.	40,301	1,501,494
Kinross Gold Corp.[a]	133,774	454,723
Loblaw Companies Ltd.	27,698	1,379,057
Magna International Inc. Class A	25,597	2,464,717
Manulife Financial Corp.	197,946	3,181,623
MEG Energy Corp.[a,b]	21,100	322,503
Metro Inc. Class A	4,220	334,684
National Bank of Canada	29,771	1,038,035
New Gold Inc.[a]	29,387	129,095
Onex Corp.	2,620	144,126
Open Text Corp.	16,880	959,322
Pacific Rubiales Energy Corp.	42,666	99,266
Pembina Pipeline Corp.	39,457	1,228,568
Penn West Petroleum Ltd.	92,840	140,583
Peyto Exploration & Development Corp.	18,568	470,076
Potash Corp. of Saskatchewan Inc.	93,895	3,425,673
Power Corp. of Canada	51,088	1,234,541
Power Financial Corp.	32,727	885,058
Restaurant Brands International Inc.[a]	13,372	519,293
RioCan REIT	15,633	362,976
Rogers Communications Inc. Class B	47,545	1,694,139
Royal Bank of Canada	157,426	8,907,087
Saputo Inc.	24,478	705,411
Shaw Communications Inc. Class B	40,389	934,590
Silver Wheaton Corp.	47,686	1,097,799
SNC-Lavalin Group Inc.	23,846	790,823
Sun Life Financial Inc.	82,079	2,515,549
Suncor Energy Inc.	174,075	5,203,236
Talisman Energy Inc.	124,701	942,179
Teck Resources Ltd. Class B	46,269	600,280
TELUS Corp. NVS	35,784	1,230,194
Thomson Reuters Corp.	33,593	1,291,845

SCHEDULES OF INVESTMENTS	33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2015

Security	Shares	Value
Toronto-Dominion Bank (The)	160,360	$6,399,476
Tourmaline Oil Corp.[a]	21,564	594,224
TransAlta Corp.	18,198	159,598
TransCanada Corp.	87,597	3,906,096
Turquoise Hill Resources Ltd.[a,b]	112,363	327,000
Valeant Pharmaceuticals International Inc.[a,b]	32,494	5,206,677
Yamana Gold Inc.	72,182	299,442

		125,019,027
CHILE — 0.28%
Aguas Andinas SA Series A	620,340	355,542
Banco de Chile	2,541,642	280,433
Banco de Credito e Inversiones	5,813	243,579
Banco Santander Chile	7,034,035	334,282
Cencosud SA	100,014	245,012
Colbun SA	1,337,529	364,189
CorpBanca SA	24,965,520	276,484
Empresa Nacional de Electricidad SA/Chile	292,868	419,454
Empresas CMPC SA	132,413	329,130
Empresas COPEC SA	48,481	549,006
Enersis SA	2,642,087	818,590
LATAM Airlines Group SAa	34,891	368,357
SACI Falabella	77,476	508,606

		5,092,664
CHINA — 4.80%
AAC Technologies Holdings Inc.	105,500	676,269
Air China Ltd. Class H	874,000	838,678
Anhui Conch Cement Co. Ltd. Class Hb	203,500	686,352
Anta Sports Products Ltd.	423,000	745,249
AviChina Industry & Technology Co. Ltd. Class H	856,000	555,332
Bank of China Ltd. Class H	7,596,000	4,251,922
Bank of Communications Co. Ltd. Class H	880,800	740,688
Beijing Capital International Airport Co. Ltd. Class H	428,000	406,838
Belle International Holdings Ltd.	633,000	717,634
Brilliance China Automotive Holdings Ltd.	428,000	784,972
BYD Co. Ltd. Class Hb	105,500	385,759
China Communications Construction Co. Ltd. Class H	422,000	459,917

Security	Shares	Value
China Construction Bank Corp. Class H	6,752,050	$5,425,432
China COSCO Holdings Co. Ltd. Class Ha,b	738,500	366,709
China Everbright International Ltd.	422,000	624,834
China Gas Holdings Ltd.	422,000	655,314
China Life Insurance Co. Ltd. Class H	844,000	3,330,999
China Longyuan Power Group Corp. Ltd.	422,000	456,107
China Mengniu Dairy Co. Ltd.	214,000	975,694
China Merchants Bank Co. Ltd. Class H	477,593	1,069,346
China Merchants Holdings International Co. Ltd.	422,000	1,553,922
China Minsheng Banking Corp. Ltd. Class H	738,700	900,348
China Mobile Ltd.	738,500	9,763,038
China National Building Material Co. Ltd. Class H	428,000	413,463
China Overseas Land & Investment Ltd.	422,000	1,221,911
China Pacific Insurance (Group) Co. Ltd. Class H	295,400	1,428,737
China Petroleum & Chemical Corp. Class H	2,955,000	2,336,300
China Resources Cement Holdings Ltd.	428,000	255,033
China Resources Enterprise Ltd.	422,000	925,277
China Resources Land Ltd.	523,333	1,341,854
China Shenhua Energy Co. Ltd. Class H	422,000	1,156,597
China State Construction International Holdings Ltd.	428,000	658,007
China Telecom Corp. Ltd. Class H	1,266,000	751,108
China Unicom Hong Kong Ltd.	844,000	1,275,794
China Vanke Co. Ltd.[a,b]	168,800	367,498
Chongqing Changan Automobile Co. Ltd.	63,300	157,814
CITIC Ltd.	211,000	362,491
CNOOC Ltd.	1,899,000	2,493,351
Country Garden Holdings Co. Ltd.	675,828	270,214
Dongfeng Motor Group Co. Ltd. Class H	422,000	615,037

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2015

Security	Shares	Value
Evergrande Real Estate Group Ltd.[b]	950,000	$395,764
Fosun International Ltd.	527,500	740,222
Franshion Properties (China) Ltd.	1,060,000	311,710
GCL-Poly Energy Holdings Ltd.[a,b]	2,064,000	447,229
Geely Automobile Holdings Ltd.	1,070,000	440,236
GOME Electrical Appliances Holdings Ltd.[b]	2,426,320	334,844
Great Wall Motor Co. Ltd. Class H	231,500	1,330,177
Guangdong Investment Ltd.	422,000	566,052
Guangzhou Automobile Group Co. Ltd.	483,449	440,216
Guangzhou R&F Properties Co. Ltd. Class H	169,200	192,259
Huaneng Power International Inc. Class H	422,000	598,709
Industrial and Commercial Bank of China Ltd. Class H	6,541,285	4,707,690
Inner Mongolia Yitai Coal Co. Ltd. Class B	168,800	238,177
Jiangxi Copper Co. Ltd. Class H	422,000	689,060
Kingboard Chemical Holdings Co. Ltd.	243,600	395,247
Lenovo Group Ltd.	844,000	1,092,916
Longfor Properties Co. Ltd.	316,500	416,375
PetroChina Co. Ltd. Class H	2,114,000	2,287,587
PICC Property and Casualty Co. Ltd. Class H	474,190	929,622
Ping An Insurance (Group) Co. of China Ltd. Class H	211,000	2,247,880
Shimao Property Holdings Ltd.	211,500	446,277
Shui On Land Ltd.	1,316,333	297,108
Sino-Ocean Land Holdings Ltd.	578,500	370,826
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,482,000	430,072
SOHO China Ltd.	475,000	330,212
Tencent Holdings Ltd.	590,800	10,058,310
Tingyi Cayman Islands Holding Corp.	422,000	1,041,754
Tsingtao Brewery Co. Ltd. Class H	18,000	120,838
Want Want China Holdings Ltd.	844,000	1,014,540
Yanzhou Coal Mining Co. Ltd. Class Hb	422,000	336,366
Yuexiu Property Co. Ltd.[b]	2,651,680	516,427

Security	Shares	Value
Zhuzhou CSR Times Electric Co. Ltd. Class H	181,500	$1,015,961
Zijin Mining Group Co. Ltd. Class H	889,000	269,451

		87,451,953
COLOMBIA — 0.06%
Cementos Argos SA	77,437	292,455
Cemex Latam Holdings SAa	64,988	406,041
Grupo Argos SA/Colombia	16,036	121,916
Isagen SA ESP	303,207	359,094

		1,179,506
CZECH REPUBLIC — 0.09%
CEZ AS	27,430	642,769
Komercni Banka AS	4,853	989,133

		1,631,902
DENMARK — 1.05%
Carlsberg A/S Class B	8,229	604,991
Coloplast A/S Class B	26,586	2,097,654
Danske Bank A/S	74,979	1,944,687
Novo Nordisk A/S Class B	223,871	10,028,025
Novozymes A/S Class B	44,049	2,009,178
Tryg A/S	13,577	1,590,902
William Demant Holding A/Sa	10,550	799,458

		19,074,895
EGYPT — 0.02%
Global Telecom Holding SAE SP GDR[a]	99,223	285,762

		285,762
FINLAND — 0.64%
Fortum OYJ	39,531	843,106
Kone OYJ Class B	45,579	2,054,774
Metso OYJ	9,917	301,258
Neste Oil OYJ[b]	32,705	904,196
Nokia OYJ	396,891	3,065,682
Nokian Renkaat OYJ	18,779	463,875
Sampo OYJ	57,882	2,803,404
UPM-Kymmene OYJ	41,567	731,269
Wartsila OYJ Abp	11,394	528,832

		11,696,396
FRANCE — 6.91%
Accor SA	10,761	538,250
Aeroports de Paris	8,472	1,017,209
Airbus Group NV	60,979	3,247,916
Alcatel-Lucent[a]	377,385	1,317,612
ALSTOM[a]	22,155	728,024

SCHEDULES OF INVESTMENTS	35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2015

Security	Shares	Value
ArcelorMittal	100,492	$959,706
Arkema SA	5,341	382,718
AXA SA	198,573	4,673,184
BNP Paribas SA	112,517	5,939,015
Bouygues SA	26,252	937,750
Bureau Veritas SA	12,027	255,490
Cap Gemini SA	19,243	1,402,123
Carrefour SA	81,024	2,545,912
Casino Guichard-Perrachon SA	8,890	809,777
Cie de Saint-Gobain	59,766	2,558,112
CNP Assurances SA	28,342	498,608
Compagnie Generale des Etablissements Michelin Class B	20,678	2,023,766
Credit Agricole SA	120,270	1,433,868
Danone SA	54,095	3,636,363
Dassault Systemes	8,862	549,218
Edenred SA	19,201	552,951
Electricite de France SA	15,192	413,071
Essilor International SA	25,979	2,904,337
Eutelsat Communications SA	9,706	333,456
Fonciere des Regions	2,158	221,578
GDF Suez	152,394	3,392,090
Gecina SA	7,218	946,060
Groupe Eurotunnel SE	71,740	963,770
Hermes International	1,826	619,092
Iliad SA	3,165	735,203
Kering	11,624	2,353,209
L’Air Liquide SA	41,145	5,200,170
L’Oreal SA	27,852	4,998,878
Lafarge SA	14,981	1,028,012
Lagardere SCA	19,623	537,646
Legrand SA	46,699	2,513,671
LVMH Moet Hennessy Louis Vuitton SA	24,476	3,963,463
Natixis SA	113,729	725,364
Orange SA	224,295	3,953,512
Pernod Ricard SA	16,458	1,979,779
Publicis Groupe SA	28,551	2,140,267
Remy Cointreau SA	2,954	218,640
Renault SA	21,944	1,689,065
Safran SA	21,100	1,409,332
Sanofi	119,944	11,098,770
Schneider Electric SE	60,214	4,552,550
SCOR SE	37,845	1,181,467
SES SA Class A FDR	33,760	1,230,326

Security	Shares	Value
Societe Generale	76,804	$3,105,802
Sodexo SA	17,981	1,788,216
STMicroelectronics NV	74,905	625,497
Suez Environnement SA	22,169	407,896
Technip SA	15,481	911,036
Total SA	217,963	11,191,200
Unibail-Rodamco SE	9,284	2,620,181
Vallourec SA	12,238	267,499
Veolia Environnement SA	50,511	926,521
Vinci SA	60,446	3,194,971
Vivendi SA	135,531	3,217,093
Wendel	1,899	213,114

		125,779,376
GERMANY — 6.16%
adidas AGb	21,733	1,500,661
Allianz SE Registered	51,295	8,474,197
BASF SE	104,867	9,407,808
Bayer AG Registered	80,813	11,677,323
Bayerische Motoren Werke AG	27,297	3,185,062
Brenntag AG	13,715	747,834
Celesio AG	20,129	596,258
Commerzbank AGa	112,996	1,360,536
Continental AG	9,859	2,232,866
Daimler AG Registered	101,159	9,187,026
Deutsche Bank AG Registered	145,293	4,230,063
Deutsche Boerse AG	30,850	2,368,308
Deutsche Post AG Registered	89,464	2,904,495
Deutsche Telekom AG Registered	351,948	6,070,527
Deutsche Wohnen AG Bearer	38,191	992,947
E.ON SE	207,672	3,216,420
Fresenius Medical Care AG & Co. KGaA	31,756	2,352,214
Fresenius SE & Co. KGaA	35,448	2,030,467
GEA Group AG	39,457	1,791,919
HeidelbergCement AG	10,972	808,007
Infineon Technologies AG	111,619	1,256,668
K+S AG Registered	24,898	786,692
Kabel Deutschland Holding AGa	4,374	594,769
Lanxess AG	5,064	243,151
Linde AG	22,788	4,369,000
MAN SE	4,083	435,037
Merck KGaA	20,680	2,070,168
METRO AGa,b	25,953	799,819
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	22,366	4,492,528

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2015

Security	Shares	Value
Osram Licht AGa	14,290	$659,213
ProSiebenSat.1 Media AG Registered	27,008	1,198,973
RWE AG	54,536	1,514,528
SAP SE	101,618	6,634,857
Siemens AG Registered	89,898	9,434,425
ThyssenKrupp AGa	58,662	1,528,492
Volkswagen AG	4,686	1,042,513

		112,195,771
GREECE — 0.08%
Alpha Bank AEa	287,606	105,154
FF Group[a]	7,240	216,423
Hellenic Telecommunications Organization SAa	29,070	240,125
Jumbo SA	15,640	148,781
National Bank of Greece SAa	201,773	210,614
OPAP SA	28,611	242,145
Piraeus Bank SAa	232,628	135,980
Public Power Corp. SAa	13,090	70,903
Titan Cement Co. SA	7,480	166,706

		1,536,831
HONG KONG — 2.52%
AIA Group Ltd.	1,055,000	6,157,177
Bank of East Asia Ltd. (The)	255,000	1,059,026
BOC Hong Kong (Holdings) Ltd.[b]	527,500	1,853,957
Cathay Pacific Airways Ltd.	211,000	492,574
Cheung Kong Holdings Ltd.	211,000	4,041,285
Cheung Kong Infrastructure Holdings Ltd.	211,000	1,737,617
CLP Holdings Ltd.	211,500	1,887,674
Galaxy Entertainment Group Ltd.[b]	422,000	2,226,109
Hanergy Thin Film Power Group Ltd.[a,b]	2,110,000	982,427
Hang Seng Bank Ltd.	84,400	1,478,267
Henderson Land Development Co. Ltd.	246,770	1,763,245
Hong Kong & China Gas Co. Ltd.	633,784	1,455,030
Hong Kong Exchanges and Clearing Ltd.	102,500	2,361,108
Hutchison Whampoa Ltd.	211,000	2,800,325
Li & Fung Ltd.[b]	846,000	839,088
Link REIT (The)	316,500	2,143,106
MTR Corp. Ltd.	211,000	937,524
New World Development Co. Ltd.	536,000	640,157
Power Assets Holdings Ltd.	224,000	2,348,817

Security	Shares	Value
Sands China Ltd.	253,200	$1,242,593
Shangri-La Asia Ltd.	10,666	13,894
SJM Holdings Ltd.[b]	211,000	311,329
Sun Hung Kai Properties Ltd.	212,000	3,461,626
Swire Pacific Ltd. Class A	107,000	1,436,630
Wharf Holdings Ltd. (The)[b]	211,000	1,714,485
Wynn Macau Ltd.[b]	169,200	472,464

		45,857,534
HUNGARY — 0.04%
MOL Hungarian Oil and Gas PLC	10,551	423,398
OTP Bank PLC	28,696	380,199

		803,597
INDIA — 1.49%
Dr. Reddy’s Laboratories Ltd. SP ADR	37,425	1,888,840
ICICI Bank Ltd. SP ADR	238,600	2,865,586
Infosys Ltd. SP ADR	135,468	4,616,749
Larsen & Toubro Ltd. SP GDR[c]	107,043	2,949,035
Mahindra & Mahindra Ltd. SP GDR[b]	96,033	1,968,676
Reliance Industries Ltd. SP GDR[d]	131,727	3,925,465
Sesa Sterlite Ltd. SP ADR	74,313	965,326
State Bank of India SP GDR[c]	64,152	3,188,354
Tata Motors Ltd. SP ADR	57,885	2,854,888
Wipro Ltd. SP ADR	153,244	1,970,718

		27,193,637
INDONESIA — 0.64%
PT Astra International Tbk	1,266,000	784,535
PT Bank Central Asia Tbk	2,004,500	2,116,454
PT Bank Mandiri (Persero) Tbk	1,477,242	1,282,784
PT Bank Rakyat Indonesia (Persero) Tbk	1,709,100	1,575,192
PT Bumi Serpong Damai Tbk	316,500	50,470
PT Charoen Pokphand Indonesia Tbk	633,000	197,633
PT Global Mediacom Tbk	527,500	77,246
PT Gudang Garam Tbk	107,000	488,226
PT Kalbe Farma Tbk	3,503,000	515,737
PT Lippo Karawaci Tbk	1,793,500	160,696
PT Matahari Department Store Tbk	211,000	258,597
PT Media Nusantara Citra Tbk	611,900	138,151
PT Perusahaan Gas Negara (Persero) Tbk	1,688,000	672,935
PT Semen Gresik (Persero) Tbk	654,100	752,596

SCHEDULES OF INVESTMENTS	37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2015

Security	Shares	Value
PT Telekomunikasi Indonesia (Persero) Tbk	6,548,000	$1,462,865
PT Unilever Indonesia Tbk	211,000	596,730
PT United Tractors Tbk	316,545	447,298

		11,578,145
IRELAND — 0.26%
Bank of Ireland[a]	3,013,924	911,485
CRH PLC	71,557	1,721,155
Irish Bank Resolution Corp. Ltd.[a]	64,486	1
Kerry Group PLC, Class A	28,290	2,050,150

		4,682,791
ISRAEL — 0.43%
Bank Hapoalim BM	88,620	395,026
Bank Leumi le-Israel BMa	88,620	296,382
Bezeq The Israel Telecommunication Corp. Ltd.	291,666	466,553
Delek Group Ltd. (The)	1,693	414,846
Israel Chemicals Ltd.	33,338	240,145
Israel Corp. Ltd. (The)	211	68,579
NICE-Systems Ltd.	12,660	622,689
Teva Pharmaceutical Industries Ltd.	92,629	5,282,704

		7,786,924
ITALY — 1.50%
Assicurazioni Generali SpA	138,702	2,926,893
Banca Monte dei Paschi di Siena SpA[a,b]	492,572	222,337
CNH Industrial NV	127,907	972,108
Enel Green Power SpA	55,704	110,129
Enel SpA	676,466	3,058,013
Eni SpA	253,200	4,257,282
Exor SpA	27,641	1,129,756
Finmeccanica SpA[a]	51,544	563,617
Intesa Sanpaolo SpA	1,353,143	3,967,028
Luxottica Group SpA	24,581	1,463,203
Mediobanca SpA	93,895	814,801
Prysmian SpA	23,421	433,443
Saipem SpA[a]	29,393	266,343
Snam SpA	102,335	500,721
Telecom Italia SpA[a]	1,317,544	1,535,847
Telecom Italia SpA RNC	483,202	456,118
Tenaris SA	43,335	610,290
Terna Rete Elettrica Nazionale SpA	50,852	222,765
UniCredit SpA	479,241	2,831,086

Security	Shares	Value
Unione di Banche Italiane SpA	151,091	$1,041,747

		27,383,527
JAPAN — 15.45%
Advantest Corp.	21,100	271,597
Aeon Co. Ltd.	84,400	897,781
AEON Financial Service Co. Ltd.	21,100	383,506
Aeon Mall Co. Ltd.	23,300	389,375
Aisin Seiki Co. Ltd.	21,200	748,087
Ajinomoto Co. Inc.	12,000	249,112
ANA Holdings Inc.	211,000	585,946
Asahi Glass Co. Ltd.	211,000	1,131,656
Asahi Group Holdings Ltd.	63,300	2,095,720
Asahi Kasei Corp.	211,000	2,105,240
Astellas Pharma Inc.	274,300	4,272,182
Bandai Namco Holdings Inc.	21,400	437,054
Bridgestone Corp.	84,400	3,404,309
Canon Inc.	105,500	3,359,492
Casio Computer Co. Ltd.[b]	64,900	1,027,107
Chubu Electric Power Co. Inc.[a]	63,300	841,737
Chugai Pharmaceutical Co. Ltd.	42,200	1,266,377
Chugoku Electric Power Co. Inc. (The)	21,100	293,871
Citizen Holdings Co. Ltd.	84,400	679,712
Credit Saison Co. Ltd.	42,200	719,230
Dai-ichi Life Insurance Co. Ltd. (The)	105,500	1,431,635
Daiichi Sankyo Co. Ltd.	94,800	1,382,475
Daikin Industries Ltd.	42,300	2,979,888
Daito Trust Construction Co. Ltd.	2,600	291,619
Daiwa Securities Group Inc.	211,000	1,549,291
Denso Corp.	63,300	2,829,679
Dentsu Inc.	21,100	874,788
East Japan Railway Co.	42,200	3,280,007
Eisai Co. Ltd.	42,300	2,120,312
Electric Power Development Co. Ltd.	21,100	774,197
FANUC Corp.	21,100	3,572,800
Fast Retailing Co. Ltd.	1,300	487,175
Fuji Heavy Industries Ltd.	63,300	2,315,315
FUJIFILM Holdings Corp.	63,300	2,154,458
Fujitsu Ltd.	211,000	1,123,753
GungHo Online Entertainment Inc.[b]	105,500	365,543
Gunma Bank Ltd. (The)	211,000	1,399,302
Hachijuni Bank Ltd. (The)	211,000	1,404,691
Hino Motors Ltd.	42,200	605,346

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2015

Security	Shares	Value
Hitachi Construction Machinery Co. Ltd.	21,100	$395,541
Hitachi High-Technologies Corp.	21,100	663,725
Hitachi Ltd.	422,000	3,223,604
Hokuriku Electric Power Co.	21,100	300,158
Honda Motor Co. Ltd.	168,800	5,145,982
Hoya Corp.	84,400	3,304,436
Hulic Co. Ltd.	42,200	387,637
IBIDEN Co. Ltd.	21,100	320,456
Idemitsu Kosan Co. Ltd.	4,800	80,664
IHI Corp.	211,000	1,113,693
INPEX Corp.	84,400	936,939
Isetan Mitsukoshi Holdings Ltd.	42,200	603,550
Isuzu Motors Ltd.	105,500	1,420,408
ITOCHU Corp.	189,900	1,939,982
Japan Exchange Group Inc.	42,200	995,498
Japan Prime Realty Investment Corp.	211	740,067
Japan Retail Fund Investment Corp.	422	916,821
Japan Tobacco Inc.	126,600	3,483,885
JFE Holdings Inc.	42,300	940,420
JSR Corp.	42,200	751,923
JTEKT Corp.	63,300	1,058,368
JX Holdings Inc.	211,000	782,819
Kansai Electric Power Co. Inc. (The)[a]	84,400	821,259
Kao Corp.	63,300	2,791,958
Kawasaki Heavy Industries Ltd.	211,000	1,022,083
KDDI Corp.	63,300	4,506,686
Keikyu Corp.	211,000	1,656,170
Keio Corp.	211,000	1,731,614
Kintetsu Corp.	211,000	747,252
Kirin Holdings Co. Ltd.	63,300	856,825
Kobe Steel Ltd.	211,000	373,626
Komatsu Ltd.	105,500	2,094,462
Konica Minolta Holdings Inc.	107,000	1,189,648
Kubota Corp.	211,000	3,167,739
Kuraray Co. Ltd.	84,400	1,069,146
Kurita Water Industries Ltd.	42,300	909,271
Kyocera Corp.	42,800	1,903,437
Kyushu Electric Power Co. Inc.[a]	42,200	410,630
Mabuchi Motor Co. Ltd.	42,800	1,774,452
Marubeni Corp.	211,000	1,173,869
Mazda Motor Corp.	84,400	1,758,558
MEIJI Holdings Co. Ltd.	21,495	2,380,709

Security	Shares	Value
Mitsubishi Chemical Holdings Corp.	211,500	$1,105,709
Mitsubishi Corp.	168,800	2,971,765
Mitsubishi Electric Corp.	211,000	2,472,579
Mitsubishi Estate Co. Ltd.	211,000	4,281,433
Mitsubishi Heavy Industries Ltd.	423,000	2,359,063
Mitsubishi Motors Corp.	84,400	721,386
Mitsubishi UFJ Financial Group Inc.	1,443,600	7,770,726
Mitsui & Co. Ltd.	147,700	1,894,895
Mitsui Chemicals Inc.	211,000	623,309
Mitsui Fudosan Co. Ltd.	51,000	1,302,733
Mitsui O.S.K. Lines Ltd.	211,000	718,512
Mizuho Financial Group Inc.	2,342,100	3,868,109
MS&AD Insurance Group Holdings Inc.	42,200	1,038,070
Murata Manufacturing Co. Ltd.	21,100	2,302,831
Nabtesco Corp.	21,400	558,388
NEC Corp.	342,000	972,443
Nidec Corp.	42,200	2,900,633
Nikon Corp.	42,200	540,321
Nintendo Co. Ltd.	21,100	2,053,148
Nippon Building Fund Inc.	229	1,130,720
Nippon Steel & Sumitomo Metal Corp.	844,860	1,995,902
Nippon Telegraph and Telephone Corp.	42,200	2,521,977
Nissan Motor Co. Ltd.	232,100	2,008,510
Nisshin Seifun Group Inc.	36,225	447,165
Nissin Foods Holdings Co. Ltd.	21,100	1,146,026
Nitto Denko Corp.	21,400	1,290,759
Nomura Holdings Inc.	404,500	2,184,951
Nomura Real Estate Holdings Inc.	21,400	363,635
NTT DOCOMO Inc.	147,700	2,521,079
NTT Urban Development Corp.	42,200	409,911
Olympus Corp.[a]	42,200	1,480,134
Omron Corp.	42,200	1,708,262
Ono Pharmaceutical Co. Ltd.	21,400	2,277,274
ORIX Corp.	147,700	1,718,860
Osaka Gas Co. Ltd.	211,000	838,144
Otsuka Holdings Co. Ltd.	42,200	1,313,979
Panasonic Corp.	232,100	2,671,427
Rakuten Inc.	105,500	1,474,746
Resona Holdings Inc.	232,100	1,162,624
Sanrio Co. Ltd.[b]	21,100	525,771

SCHEDULES OF INVESTMENTS	39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2015

Security	Shares	Value
Santen Pharmaceutical Co. Ltd.	21,100	$1,322,062
SBI Holdings Inc.	37,900	410,733
Secom Co. Ltd.	21,400	1,252,319
Seven & I Holdings Co. Ltd.	105,500	3,895,682
Sharp Corp./Japan[a,b]	211,000	416,737
Shikoku Electric Power Co. Inc.[a]	21,100	267,286
Shin-Etsu Chemical Co. Ltd.	42,200	2,819,441
Shiseido Co. Ltd.	42,200	681,868
Showa Shell Sekiyu K.K.	84,400	829,881
SMC Corp.	3,200	868,208
SoftBank Corp.	105,500	6,253,748
Sony Corp.	126,600	2,989,728
Stanley Electric Co. Ltd.	42,200	950,591
Sumitomo Chemical Co. Ltd.	211,000	840,659
Sumitomo Corp.	115,100	1,144,484
Sumitomo Dainippon Pharma Co. Ltd.	42,200	446,914
Sumitomo Electric Industries Ltd.	84,400	1,099,323
Sumitomo Heavy Industries Ltd.	211,000	1,155,008
Sumitomo Mitsui Financial Group Inc.	147,700	5,017,638
Sumitomo Mitsui Trust Holdings Inc.	422,000	1,496,301
Sumitomo Rubber Industries Inc.	21,100	331,234
Suzuki Motor Corp.	42,200	1,349,365
T&D Holdings Inc.	63,300	721,835
Taiyo Nippon Sanso Corp.	94,000	1,134,738
Takeda Pharmaceutical Co. Ltd.	84,400	4,241,376
TDK Corp.	21,400	1,349,968
Terumo Corp.	42,800	1,071,594
THK Co. Ltd.	21,100	519,125
Toho Gas Co. Ltd.	211,000	1,156,804
Tohoku Electric Power Co. Inc.	63,300	804,015
Tokio Marine Holdings Inc.	63,300	2,230,979
Tokyo Electric Power Co. Inc.[a]	168,800	721,386
Tokyo Electron Ltd.	21,400	1,544,174
Tokyo Gas Co. Ltd.	211,000	1,268,712
Tokyu Corp.	68,000	453,275
Tokyu Fudosan Holdings Corp.	126,600	793,237
TonenGeneral Sekiyu K.K.	14,000	124,548
Toray Industries Inc.	211,000	1,813,344
Toshiba Corp.	423,000	1,709,069
Toyo Seikan Group Holdings Ltd.	84,400	1,096,449
Toyo Suisan Kaisha Ltd.	21,100	749,947
Toyota Industries Corp.	42,300	2,301,085
Toyota Motor Corp.	295,400	19,225,582

Security	Shares	Value
Toyota Tsusho Corp.	42,200	$1,010,228
Unicharm Corp.	63,300	1,762,420
United Urban Investment Corp.	422	677,916
USS Co. Ltd.	63,300	1,001,246
West Japan Railway Co.	21,100	1,091,779
Yahoo! Japan Corp.	199,300	676,974
Yakult Honsha Co. Ltd.	21,100	1,289,729
Yamada Denki Co. Ltd.	124,000	464,479
Yamaha Motor Co. Ltd.	42,200	938,377
Yamato Holdings Co. Ltd.	63,300	1,443,131
Yamazaki Baking Co. Ltd.	7,000	103,750
Yokogawa Electric Corp.	42,200	446,914

		281,372,639
MALAYSIA — 0.77%
Alliance Financial Group Bhd	358,700	472,598
Axiata Group Bhd	274,300	544,366
Berjaya Sports Toto Bhd	92,562	86,490
British American Tobacco Malaysia Bhd	21,100	383,848
Bumi Armada Bhd[a]	696,300	230,309
CIMB Group Holdings Bhd	485,300	735,708
DiGi.Com Bhd	443,100	782,875
Genting Bhd	232,100	564,896
Genting Malaysia Bhd	211,000	236,125
Hong Leong Bank Bhd	84,400	326,154
Hong Leong Financial Group Bhd	63,300	295,214
IHH Healthcare Bhd	168,800	241,941
IOI Corp. Bhd	350,300	454,772
IOI Properties Group Bhd	422,015	239,623
Kuala Lumpur Kepong Bhd	63,300	395,363
Lafarge Malaysia Bhd	105,500	288,177
Malayan Banking Bhd	379,800	912,860
Malaysia Airports Holdings Bhd	211,000	416,417
Maxis Bhd	316,500	619,391
Petronas Chemicals Group Bhd	232,100	326,271
Petronas Dagangan Bhd	42,200	205,184
Petronas Gas Bhd	126,600	774,675
PPB Group Bhd	42,200	169,358
Public Bank Bhd	254,240	1,271,200
RHB Capital Bhd	84,400	189,830
Sapurakencana Petroleum Bhd	506,400	372,681
Sime Darby Bhd	211,000	546,692
Tenaga Nasional Bhd	316,500	1,264,953
UEM Sunrise Bhd	654,100	228,971
UMW Holdings Bhd	63,300	190,179

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2015

Security	Shares	Value
YTL Corp. Bhd	337,653	$163,801

		13,930,922
MEXICO — 1.03%
Alfa SAB de CV Series A	422,000	774,216
America Movil SAB de CV Series L	3,755,800	4,020,936
Cemex SAB de CV CPO[a]	1,606,637	1,428,193
Compartamos SAB de CV	189,900	359,178
Fibra Uno Administracion SAB de CV	270,100	815,369
Fomento Economico Mexicano SAB de CV BD Units	316,500	2,646,272
Grupo Aeroportuario del Sureste SAB de CV Series B	42,200	552,351
Grupo Financiero Banorte SAB de CV Series O	282,900	1,437,267
Grupo Financiero Inbursa SAB de CV Series O	253,200	653,589
Grupo Financiero Santander Mexico SAB de CV Series B	253,200	536,737
Grupo Mexico SAB de CV Series B	494,529	1,307,581
Grupo Televisa SAB de CV CPO	253,200	1,649,782
Industrias Penoles SAB de CV	11,605	229,325
Kimberly-Clark de Mexico SAB de CV Series A	400,900	779,149
Minera Frisco SAB de CV Series A1[a]	105,500	138,384
OHL Mexico SAB de CVa	84,400	160,424
Wal-Mart de Mexico SAB de CV Series V	696,300	1,346,282

		18,835,035
NETHERLANDS — 1.98%
AEGON NV	252,989	1,810,264
Akzo Nobel NV	33,127	2,396,945
ASML Holding NV	39,956	4,205,842
Fiat Chrysler Automobiles NVa,b	120,692	1,593,481
Gemalto NVb	8,229	598,205
Heineken NV	25,109	1,877,995
ING Groep NV CVA[a]	444,788	5,581,364
Koninklijke Ahold NV	129,830	2,349,235
Koninklijke DSM NV	24,691	1,315,670
Koninklijke KPN NV	342,875	1,062,862
Koninklijke Philips NV	117,142	3,244,577
OCI NVa	10,761	379,902

Security	Shares	Value
Reed Elsevier NV	67,309	$1,651,259
TNT Express NV	66,843	439,299
Unilever NV CVA	172,131	7,495,771

		36,002,671
NEW ZEALAND — 0.11%
Auckland International Airport Ltd.	344,645	1,113,138
Fletcher Building Ltd.	70,687	429,933
Spark New Zealand Ltd.	229,458	549,584

		2,092,655
NORWAY — 0.48%
DNB ASA	102,335	1,482,771
Gjensidige Forsikring ASA	25,149	423,449
Norsk Hydro ASA	159,305	937,270
Orkla ASA	87,776	646,669
Seadrill Ltd.[b]	43,466	461,832
Statoil ASA	118,850	1,968,949
Subsea 7 SA	42,200	358,813
Telenor ASA	57,814	1,240,497
Yara International ASA	21,751	1,130,137

		8,650,387
PERU — 0.10%
Cia. de Minas Buenaventura SAA SP ADR	19,663	224,551
Credicorp Ltd.	10,353	1,492,074
Southern Copper Corp.	4,527	123,497

		1,840,122
PHILIPPINES — 0.27%
Ayala Land Inc.	1,287,100	1,053,780
Bank of the Philippine Islands	535,285	1,201,851
Jollibee Foods Corp.	251,260	1,322,031
Metropolitan Bank & Trust Co.	644,193	1,392,321

		4,969,983
POLAND — 0.30%
Alior Bank SAa	17,724	410,309
Bank Handlowy w Warszawie SA	8,862	258,533
Bank Millennium SA	157,828	318,582
Bank Pekao SA	10,550	508,792
Cyfrowy Polsat SA	105,351	676,295
Eurocash SA	14,770	146,561
KGHM Polska Miedz SA	15,614	443,307
mBank SA	2,620	331,154
Orange Polska SA	80,813	194,922
Polski Koncern Naftowy Orlen SA	28,696	424,183

SCHEDULES OF INVESTMENTS	41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2015

Security	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	75,327	$697,119
Powszechny Zaklad Ubezpieczen SA	4,009	545,125
Synthos SA	157,691	182,739
Tauron Polska Energia SA	274,597	370,017

		5,507,638
PORTUGAL — 0.11%
Banco Espirito Santo SA Registered[a]	1	—
Energias de Portugal SA	305,950	1,165,907
Galp Energia SGPS SA Class B	35,659	376,802
Jeronimo Martins SGPS SAb	38,868	419,220

		1,961,929
QATAR — 0.15%
Masraf Al Rayan QSC	75,547	929,299
Ooredoo QSC	13,030	411,436
Qatar National Bank SAQ	26,028	1,415,031

		2,755,766
RUSSIA — 0.64%
Gazprom OAO SP ADR	558,127	2,260,414
LUKOIL OAO SP ADR	49,876	2,015,988
Magnit PJSC SP GDR[c]	34,604	1,321,873
MegaFon OAO SP GDR[c]	11,816	162,352
MMC Norilsk Nickel OJSC SP ADR	69,063	1,139,540
Mobile TeleSystems OJSC SP ADR	70,474	553,926
NovaTek OAO SP GDR[c]	17,312	1,211,840
Rosneft Oil Co. OJSC SP GDR[c]	94,528	307,027
RusHydro OJSC SP ADR	176,278	133,266
Sberbank of Russia SP ADR	204,419	757,372
Sistema JSFC SP GDR[c]	36,605	162,892
Surgutneftegas OJSC SP ADR	172,611	771,571
Tatneft OAO SP ADR	19,022	447,017
Uralkali PJSC SP GDR[c]	30,641	381,480

		11,626,558
SINGAPORE — 1.06%
Ascendas REIT	211,000	383,608
CapitaLand Ltd.[b]	231,500	595,388
DBS Group Holdings Ltd.	211,500	3,093,330
Genting Singapore PLC	1,417,100	1,131,083
Global Logistic Properties Ltd.[b]	422,000	789,047
Hutchison Port Holdings Trust[b]	423,000	302,445

Security	Shares	Value
Kenon Holdings Ltd.[a,b]	1,596	$27,099
Keppel Corp. Ltd.	231,200	1,486,542
Noble Group Ltd.	844,199	664,453
Oversea-Chinese Banking Corp. Ltd.	232,675	1,788,353
SembCorp Marine Ltd.[b]	423,000	937,846
Singapore Airlines Ltd.	211,000	1,972,619
Singapore Telecommunications Ltd.	844,000	2,544,912
United Overseas Bank Ltd.	211,000	3,614,648

		19,331,373
SOUTH AFRICA — 1.76%
African Bank Investments Ltd.[b]	334,618	288
Anglo American Platinum Ltd.[a]	12,663	388,676
AngloGold Ashanti Ltd.[a]	49,257	579,302
Aspen Pharmacare Holdings Ltd.	52,982	1,997,974
Bidvest Group Ltd. (The)	26,164	726,748
FirstRand Ltd.	324,307	1,452,146
Foschini Group Ltd. (The)	33,549	483,577
Gold Fields Ltd.	128,931	723,415
Growthpoint Properties Ltd.	635,662	1,601,315
Impala Platinum Holdings Ltd.[a]	68,844	448,365
Imperial Holdings Ltd.	16,247	288,007
Investec Ltd.	50,851	429,114
Kumba Iron Ore Ltd.	14,137	273,114
MMI Holdings Ltd.	129,003	347,491
Mr. Price Group Ltd.	47,475	1,081,668
MTN Group Ltd.	158,039	2,745,675
Nampak Ltd.	98,959	362,535
Naspers Ltd. Class N	45,093	6,582,508
PPC Ltd.	74,061	136,266
Rand Merchant Insurance Holdings Ltd.	175,974	644,829
Redefine Properties Ltd.	1,592,035	1,560,416
Remgro Ltd.	51,906	1,208,284
RMB Holdings Ltd.	122,591	698,487
Sappi Ltd.[a]	91,785	378,788
Sasol Ltd.	67,731	2,452,839
Shoprite Holdings Ltd.	32,283	513,208
Standard Bank Group Ltd.	68,153	906,011
Steinhoff International Holdings Ltd.	228,821	1,175,484
Tiger Brands Ltd.	19,834	672,183
Truworths International Ltd.	61,612	429,075
Woolworths Holdings Ltd.	100,651	752,005

		32,039,793

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2015

Security	Shares	Value
SOUTH KOREA — 3.19%
AmorePacific Corp.	634	$1,536,882
AmorePacific Group	844	967,019
BS Financial Group Inc.	20,120	254,812
Celltrion Inc.[a,b]	7,764	288,949
Cheil Worldwide Inc.[a]	8,229	148,613
CJ CheilJedang Corp.	1,492	480,234
Coway Co. Ltd.	5,697	457,385
Daelim Industrial Co. Ltd.	2,370	119,194
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,770	263,364
DGB Financial Group Inc.	19,690	190,850
Dongbu Insurance Co. Ltd.	5,697	277,140
Doosan Heavy Industries & Construction Co. Ltd.	3,296	70,224
E-Mart Co. Ltd.	2,140	407,023
GS Engineering & Construction Corp.[a]	6,844	156,769
GS Holdings Corp.	4,599	175,364
Hana Financial Group Inc.	28,188	832,546
Hankook Tire Co. Ltd.	4,879	235,116
Hyundai Department Store Co. Ltd.	1,688	184,451
Hyundai Development Co. Engineering & Construction	5,704	225,062
Hyundai Engineering & Construction Co. Ltd.	7,385	294,765
Hyundai Glovis Co. Ltd.	1,688	377,392
Hyundai Heavy Industries Co. Ltd.	4,431	457,848
Hyundai Marine & Fire Insurance Co. Ltd.	5,430	129,593
Hyundai Mobis Co. Ltd.	6,752	1,531,178
Hyundai Motor Co.	15,825	2,452,759
Hyundai Steel Co.	5,697	343,300
Hyundai Wia Corp.	1,477	207,990
Industrial Bank of Korea	27,219	322,317
Kangwon Land Inc.	12,027	356,323
KB Financial Group Inc.	42,610	1,433,841
Kia Motors Corp.	24,476	1,029,532
Korea Aerospace Industries Ltd.	12,027	515,239
Korea Electric Power Corp.	43,677	1,725,353
Korea Gas Corp.[a]	4,924	203,516
Korea Investment Holdings Co. Ltd.	10,339	491,613
Korea Zinc Co. Ltd.	1,055	414,340
KT Corp.	18,990	520,072
KT&G Corp.	11,183	820,114

Security	Shares	Value
LG Chem Ltd.	4,435	$805,000
LG Corp.	10,550	597,152
LG Display Co. Ltd.	44,310	1,460,658
LG Electronics Inc.	11,394	633,463
LG Household & Health Care Ltd.	1,477	929,203
LG Uplus Corp.	37,980	420,225
Lotte Chemical Corp.	1,899	303,013
Lotte Confectionery Co. Ltd.	211	360,606
Lotte Shopping Co. Ltd.	1,266	274,941
Mirae Asset Securities Co. Ltd.	7,986	338,835
NAVER Corp.	2,954	1,934,038
NCsoft Corp.	1,688	311,792
OCI Co. Ltd.[a,b]	2,532	181,056
ORION Corp.	220	211,229
POSCO	6,200	1,431,511
S-Oil Corp.	4,220	233,458
S1 Corp.	4,009	293,270
Samsung C&T Corp.	11,816	602,901
Samsung Electro-Mechanics Co. Ltd.	6,122	375,068
Samsung Electronics Co. Ltd.	12,449	15,538,483
Samsung Engineering Co. Ltd.[a]	4,853	168,630
Samsung Fire & Marine Insurance Co. Ltd.	3,376	910,680
Samsung Heavy Industries Co. Ltd.	16,606	271,806
Samsung Life Insurance Co. Ltd.	4,853	499,234
Samsung SDI Co. Ltd.	5,872	692,656
Samsung Securities Co. Ltd.	5,908	257,151
Shinhan Financial Group Co. Ltd.	41,829	1,721,201
Shinsegae Co. Ltd.	633	93,190
SK C&C Co. Ltd.	3,798	816,139
SK Holdings Co. Ltd.	2,954	461,900
SK Hynix Inc.	57,855	2,520,840
SK Innovation Co. Ltd.	5,908	506,199
SK Telecom Co. Ltd.	2,532	669,119
Woori Bank[a]	36,946	297,298
Yuhan Corp.	522	81,622

		58,101,649
SPAIN — 2.39%
Abertis Infraestructuras SAb	51,123	1,002,071
ACS Actividades de Construccion y Servicios SA	32,820	1,142,923
Amadeus IT Holding SA Class A	40,723	1,635,499
Banco Bilbao Vizcaya Argentaria SA	570,332	4,891,294

SCHEDULES OF INVESTMENTS	43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2015

Security	Shares	Value
Banco de Sabadell SA	413,349	$1,046,700
Banco Popular Espanol SA	210,421	891,386
Banco Popular Espanol SA New	963	4,080
Banco Santander SA	1,424,980	9,583,795
Bankia SAa	534,508	699,672
CaixaBank SA	251,501	1,096,628
Distribuidora Internacional de Alimentacion SA	84,287	546,714
Ferrovial SA	83,289	1,652,770
Gas Natural SDG SA	25,531	599,258
Grifols SA	11,816	496,683
Iberdrola SA	556,408	3,847,641
Inditex SA	111,830	3,298,096
International Consolidated Airlines Group SAa	102,546	838,956
Red Electrica Corporacion SA	8,183	697,729
Repsol SA	113,141	2,002,567
Telefonica SA	450,696	6,766,764
Zardoya Otis SA	76,135	866,878

		43,608,104
SWEDEN — 2.23%
Alfa Laval AB	81,024	1,506,385
Assa Abloy AB Class B	35,026	1,915,063
Atlas Copco AB Class A	87,776	2,602,790
Electrolux AB Class B	50,429	1,562,409
Getinge AB Class B	47,517	1,173,500
Hennes & Mauritz AB Class B	111,830	4,609,763
Hexagon AB Class B	24,898	790,059
Husqvarna AB Class B	157,273	1,093,170
Investor AB Class B	47,686	1,739,706
Lundin Petroleum ABa,b	22,577	293,114
Millicom International Cellular SA SDR	9,129	582,670
Nordea Bank AB	374,736	4,770,014
Sandvik AB	165,635	1,737,952
Securitas AB Class B	84,288	1,028,070
Skandinaviska Enskilda Banken AB Class A	119,637	1,444,764
Skanska AB Class B	92,647	2,055,101
Svenska Cellulosa AB Class B	27,430	663,828
Svenska Handelsbanken AB Class A	38,695	1,837,351
Swedbank AB Class A	68,997	1,673,120
Tele2 AB Class B	51,974	588,383

Security	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	286,116	$3,489,789
TeliaSonera AB	297,602	1,836,528
Volvo AB Class B	133,985	1,569,444

		40,562,973
SWITZERLAND — 6.60%
ABB Ltd. Registered[a]	276,832	5,328,726
Actelion Ltd. Registered[a]	10,972	1,216,395
Adecco SA Registered[a]	15,403	1,153,488
Aryzta AGa	9,706	729,493
Barry Callebaut AG Registered[a]	211	210,301
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	211	1,099,892
Compagnie Financiere Richemont SA Class A Bearer	54,520	4,536,173
Credit Suisse Group AG Registered	148,122	3,131,322
Geberit AG Registered	4,431	1,518,017
Givaudan SA Registered[a]	798	1,458,006
Holcim Ltd. Registered[a]	19,412	1,359,821
Julius Baer Group Ltd.[a]	26,375	1,077,876
Kuehne & Nagel International AG Registered	5,697	783,914
Nestle SA Registered	346,462	26,529,263
Novartis AG Registered	245,863	24,090,592
Roche Holding AG Genusschein	73,669	19,905,563
SGS SA Registered	422	802,674
Sonova Holding AG Registered	5,275	694,313
Sulzer AG Registered	2,634	279,847
Swatch Group AG (The) Bearer	3,667	1,462,336
Swiss Life Holding AG Registered[a]	3,665	819,003
Swiss Prime Site AG Registered	9,284	805,242
Swiss Re AGa	45,801	4,136,800
Swisscom AG Registered	2,532	1,484,717
Syngenta AG Registered	11,395	3,705,651
Transocean Ltd.[b]	40,090	630,948
UBS Group AG	409,220	6,845,167
Zurich Insurance Group AGa	13,083	4,342,751

		120,138,291
TAIWAN — 2.72%
Acer Inc.[a]	690,792	452,659
Advanced Semiconductor Engineering Inc.	1,266,218	1,603,189
Asia Cement Corp.	438,440	530,076

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2015

Security	Shares	Value
AU Optronics Corp.	1,989,000	$1,091,903
Cathay Financial Holding Co. Ltd.	926,318	1,337,442
Chailease Holding Co. Ltd.	41,470	98,301
Chang Hwa Commercial Bank Ltd.	859,482	486,831
China Development Financial Holding Corp.	1,899,000	626,703
China Steel Corp.	1,519,288	1,287,226
Chunghwa Telecom Co. Ltd.	633,000	1,918,273
Compal Electronics Inc.	633,000	465,005
CTBC Financial Holding Co. Ltd.	1,357,627	865,924
Delta Electronics Inc.	211,000	1,295,588
E.Sun Financial Holding Co. Ltd.	1,099,367	676,780
Epistar Corp.	211,000	376,289
Far EasTone Telecommunications Co. Ltd.	422,000	1,033,792
First Financial Holding Co. Ltd.	1,214,436	711,008
Formosa Chemicals & Fibre Corp.	216,340	465,447
Formosa Petrochemical Corp.	211,000	449,940
Formosa Plastics Corp.	217,960	529,105
Highwealth Construction Corp.	171,600	350,132
Hon Hai Precision Industry Co. Ltd.	1,570,038	4,319,491
HTC Corp.[a]	43,000	214,226
Hua Nan Financial Holdings Co. Ltd.	1,589,523	885,212
Innolux Corp.	1,123,688	549,123
MediaTek Inc.	60,000	919,606
Mega Financial Holding Co. Ltd.	917,195	704,337
Nan Ya Plastics Corp.	425,840	858,072
Pegatron Corp.	422,000	1,138,242
Quanta Computer Inc.	422,000	1,031,114
Shin Kong Financial Holding Co. Ltd.	908,467	253,685
Siliconware Precision Industries Co. Ltd.	844,000	1,424,812
SinoPac Financial Holdings Co. Ltd.	1,345,794	548,763
Synnex Technology International Corp.	211,000	304,647
Taishin Financial Holdings Co. Ltd.	1,370,141	563,039
Taiwan Business Bank Ltd.[a]	1,815,410	528,260
Taiwan Cement Corp.	422,000	570,460
Taiwan Cooperative Financial Holding Co. Ltd.	1,865,670	964,997
Taiwan Mobile Co. Ltd.	422,000	1,392,673

Security	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	2,743,000	$12,272,931
U-Ming Marine Transport Corp.	422,000	652,146
Uni-President Enterprises Co.	490,897	786,656
United Microelectronics Corp.	2,110,000	1,031,114
Vanguard International Semiconductor Corp.	220,000	376,283
Yuanta Financial Holding Co. Ltd.	1,210,050	583,647

		49,525,149
THAILAND — 0.57%
Advanced Information Service PCL NVDR	84,400	631,775
Airports of Thailand PCL NVDR	63,300	626,618
Bangkok Bank PCL NVDR	190,740	1,110,173
Banpu PCL NVDR	211,500	157,026
BEC World PCL NVDR	275,700	433,808
BTS Group Holdings PCL NVDR	506,400	152,400
Central Pattana PCL NVDR	105,500	144,244
Charoen Pokphand Foods PCL NVDR	663,500	511,866
CP All PCL NVDR	722,600	916,221
Glow Energy PCL NVDR	241,100	672,178
Home Product Center PCL NVDR[b]	107,143	26,679
Indorama Ventures PCL NVDR	387,688	258,222
Minor International PCL NVDR	253,200	280,431
PTT Exploration & Production PCL NVDR	134,999	449,584
PTT Global Chemical PCL NVDR	211,601	365,275
PTT PCL NVDR	63,400	670,223
Siam Cement (The) PCL NVDR	63,600	963,813
Siam Commercial Bank PCL NVDR	211,000	1,157,180
Thai Oil PCL NVDR	136,600	213,894
TMB Bank PCL NVDR	2,489,800	235,820
True Corp. PCL NVDR[a]	892,360	370,794

		10,348,224
TURKEY — 0.41%
Akbank TAS	118,160	434,050
Anadolu Efes Biracilik ve Malt Sanayii ASa	53,855	474,707
Arcelik AS	122,400	782,830
BIM Birlesik Magazalar AS	37,403	759,055
Coca-Cola Icecek AS	17,935	363,237
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	406,438	534,885

SCHEDULES OF INVESTMENTS	45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2015

Security	Shares	Value
Enka Insaat ve Sanayi AS	48,410	$98,441
Haci Omer Sabanci Holding AS	52,117	221,147
KOC Holding AS	40,831	213,433
TAV Havalimanlari Holding AS	15,192	113,980
Tupras Turkiye Petrol Rafinerileri AS	28,093	612,157
Turk Hava Yollari AOa	144,153	554,355
Turk Telekomunikasyon AS	89,094	268,106
Turkiye Garanti Bankasi AS	193,909	822,810
Turkiye Halk Bankasi AS	51,695	334,863
Turkiye Is Bankasi AS Class C	82,113	240,029
Turkiye Sise ve Cam Fabrikalari AS	50,482	79,268
Turkiye Vakiflar Bankasi TAO Class D	52,752	123,708
Ulker Biskuvi Sanayi AS	21,944	174,534
Yapi ve Kredi Bankasi AS	84,924	177,219

		7,382,814
UNITED ARAB EMIRATES — 0.13%
Abu Dhabi Commercial Bank PJSC	223,587	421,236
Aldar Properties PJSC	551,370	355,766
DP World Ltd.	29,009	570,027
Emaar Properties PJSC	530,824	968,275

		2,315,304
UNITED KINGDOM — 14.72%
3i Group PLC	242,861	1,675,311
Aggreko PLC	22,366	522,012
Amec Foster Wheeler PLC	77,278	925,609
Anglo American PLC	151,920	2,539,518
ARM Holdings PLC	140,315	2,193,795
AstraZeneca PLC	135,673	9,664,686
Aviva PLC	397,529	3,152,419
BAE Systems PLC	245,865	1,874,019
Barclays PLC	1,643,901	5,781,107
BG Group PLC	374,525	4,988,807
BHP Billiton PLC	239,063	5,181,075
BP PLC	1,879,588	11,982,030
British American Tobacco PLC	206,376	11,629,559
British Land Co. PLC (The)	89,944	1,120,546
BT Group PLC	938,528	5,890,617
Bunzl PLC	63,331	1,804,367
Burberry Group PLC	43,255	1,123,240
Capita PLC	131,290	2,204,523
Carnival PLC	28,409	1,278,745

Security	Shares	Value
Centrica PLC	575,249	$2,538,335
Coca-Cola HBC AG	25,953	417,463
Compass Group PLC	250,267	4,326,335
Diageo PLC	284,639	8,421,740
Experian PLC	141,159	2,486,840
Fresnillo PLC	15,825	213,671
G4S PLC	244,792	1,048,547
GlaxoSmithKline PLC	499,015	10,994,739
Glencore PLC[a]	1,074,051	4,015,051
HSBC Holdings PLC	1,950,530	17,858,246
ICAP PLC	124,912	877,243
Imperial Tobacco Group PLC	121,114	5,682,593
InterContinental Hotels Group PLC	53,653	2,145,079
ITV PLC	458,714	1,515,674
J Sainsbury PLC[b]	226,288	868,008
Johnson Matthey PLC	36,081	1,767,139
Kingfisher PLC	339,499	1,747,916
Land Securities Group PLC	85,127	1,628,838
Legal & General Group PLC	936,840	3,769,462
Lloyds Banking Group PLC[a]	5,500,981	6,093,171
London Stock Exchange Group PLC	32,072	1,139,196
Marks & Spencer Group PLC	228,565	1,662,858
Melrose Industries PLC	111,552	443,981
National Grid PLC	473,906	6,658,512
Next PLC	24,177	2,627,134
Old Mutual PLC	663,451	2,074,583
Pearson PLC	85,033	1,725,377
Persimmon PLC[a]	43,044	1,029,193
Petrofac Ltd.	27,219	288,615
Prudential PLC	301,097	7,325,928
Randgold Resources Ltd.	6,119	522,459
Reckitt Benckiser Group PLC	74,109	6,266,435
Reed Elsevier PLC	106,133	1,842,678
Rexam PLC	165,513	1,056,482
Rio Tinto PLC	134,618	5,913,849
Rolls-Royce Holdings PLC[a]	178,295	2,387,271
Royal Bank of Scotland Group PLC[a]	246,659	1,342,537
Royal Dutch Shell PLC Class A	373,758	11,327,990
Royal Dutch Shell PLC Class B	258,475	8,169,748
SABMiller PLC	100,283	5,460,551
Sage Group PLC (The)	223,513	1,612,004
Shire PLC	66,925	4,878,984
Sky PLC	102,124	1,423,367

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2015

Security	Shares	Value
Smith & Nephew PLC	149,219	$2,669,175
SSE PLC	119,883	2,897,042
Standard Chartered PLC	240,644	3,208,355
Standard Life PLC	288,503	1,746,211
Tesco PLC	886,005	2,990,729
Tullow Oil PLC	108,032	592,225
Unilever PLC	107,399	4,726,167
United Utilities Group PLC	57,199	882,267
Vodafone Group PLC	2,737,185	9,640,248
Weir Group PLC (The)	23,421	590,957
Wm Morrison Supermarkets PLC	264,244	713,966
Wolseley PLC	46,842	2,716,995
WPP PLC	164,170	3,614,673

		268,116,817

TOTAL COMMON STOCKS
(Cost: $1,822,520,415)		1,790,818,340

PREFERRED STOCKS — 1.36%

BRAZIL — 0.78%
Banco Bradesco SA	295,430	3,712,411
Bradespar SA	21,100	91,264
Centrais Eletricas Brasileiras SA Class B	21,100	48,265
Companhia Brasileira de Distribuicao	21,100	700,399
Companhia Energetica de Minas Gerais	100,800	447,257
Companhia Paranaense de Energia Class B	32,000	371,954
Gerdau SA	63,300	214,836
Itau Unibanco Holding SA	304,294	3,729,705
Itausa-Investimentos Itau SA	343,679	1,170,265
Lojas Americanas SA	50,750	294,003
Metalurgica Gerdau SA	21,100	77,350
Oi SA	25,203	46,853
Petroleo Brasileiro SA	379,800	1,157,426
Telefonica Brasil SA	48,300	896,111
Usinas Siderurgicas de Minas Gerais SA Class A	63,300	79,001
Vale SA Class A	189,900	1,170,869

		14,207,969
CHILE — 0.01%
Sociedad Quimica y Minera de Chile SA Series B	8,717	208,357

		208,357

Security	Shares	Value
COLOMBIA — 0.11%
Banco Davivienda SA	39,035	$410,540
Bancolombia SA	134,536	1,594,992
Grupo Argos SA/Colombia	12,027	91,437

		2,096,969
GERMANY — 0.37%
Henkel AG & Co. KGaA	20,045	2,298,170
Porsche Automobil Holding SE	15,284	1,284,229
Volkswagen AG	13,809	3,090,064

		6,672,463
SOUTH KOREA — 0.09%
Hyundai Motor Co. Ltd.	1,688	177,506
Hyundai Motor Co. Ltd. Series 2	3,798	416,752
Samsung Electronics Co. Ltd.	1,055	1,028,374

		1,622,632

TOTAL PREFERRED STOCKS
(Cost: $29,176,741)		24,808,390

RIGHTS — 0.01%

SPAIN — 0.01%
ACS Actividades de Construccion y Servicios SAa	32,820	16,666
Banco Santander SAa	1,341,649	204,388

		221,054

TOTAL RIGHTS
(Cost: $247,640)		221,054

SHORT-TERM INVESTMENTS — 1.49%

MONEY MARKET FUNDS — 1.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[e,f,g]	25,328,046	25,328,046
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,f,g]	1,523,606	1,523,606
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	238,064	238,064

		27,089,716

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,089,716)		27,089,716

SCHEDULES OF INVESTMENTS	47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 101.21%
(Cost: $1,879,034,512)	$1,842,937,500
Other Assets, Less Liabilities — (1.21)%	(21,952,591)

NET ASSETS — 100.00%	$1,820,984,909

CPO — Certificates of Participation (Ordinary)

FDR — Fiduciary Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments   (Unaudited)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 98.81%

AUSTRALIA — 2.67%
AMP Ltd.	13,110	$58,908
APA Group	28,680	181,357
ASX Ltd.	1,830	54,354
Australia and New Zealand Banking Group Ltd.	11,340	291,424
Brambles Ltd.	10,770	88,904
Caltex Australia Ltd.	3,420	89,008
Commonwealth Bank of Australia	6,600	459,134
Crown Resorts Ltd.	5,220	55,326
CSL Ltd.	1,980	135,612
Dexus Property Group	7,560	45,391
Fortescue Metals Group Ltd.	35,040	64,398
Goodman Group	18,090	86,357
GPT Group (The)	15,990	56,284
Iluka Resources Ltd.	13,560	74,658
Insurance Australia Group Ltd.	11,580	57,715
Lend Lease Group	4,380	56,894
Macquarie Group Ltd.	1,620	78,407
Mirvac Group	33,420	50,230
National Australia Bank Ltd.	9,780	271,364
Novion Property Group	25,800	46,613
QBE Insurance Group Ltd.	6,150	50,815
Scentre Group[a]	48,900	144,707
Stockland	18,450	62,932
Suncorp Group Ltd.	4,740	54,336
Sydney Airport	16,260	63,186
Tatts Group Ltd.	24,840	74,668
Telstra Corp. Ltd.	22,560	114,196
Transurban Group	17,730	127,165
Wesfarmers Ltd.	3,990	135,443
Westfield Corp.[a]	11,310	86,843
Westpac Banking Corp.	12,690	340,545
Woolworths Ltd.	6,180	152,947
WorleyParsons Ltd.	4,860	36,409

		3,746,530
AUSTRIA — 0.04%
IMMOFINANZ AGa	24,630	56,254

		56,254
BELGIUM — 0.48%
Ageas	1,560	53,392
Anheuser-Busch InBev NV	3,600	439,148
Colruyt SA	1,260	58,104

Security	Shares	Value
KBC Groep NVa	1,290	$69,459
UCB SA	630	49,032

		669,135
BRAZIL — 0.64%
AMBEV SA	21,000	137,929
Banco do Brasil SA	6,000	46,181
BRF SA	3,000	71,954
CCR SA	6,000	34,156
Cielo SA	3,000	44,706
Cosan SA Industria e Comercio	12,000	109,664
CPFL Energia SA	12,000	75,285
EDP Energias do Brasil SA	12,000	38,716
Kroton Educacional SA	9,000	41,241
Ultrapar Participacoes SA	15,000	296,178

		896,010
CANADA — 3.70%
Agnico Eagle Mines Ltd.	2,550	86,156
AltaGas Ltd.	3,810	129,028
ARC Resources Ltd.	13,890	251,958
Bank of Montreal	2,160	124,239
Bank of Nova Scotia (The)	4,440	213,815
BCE Inc.	660	30,378
Brookfield Asset Management Inc. Class A	1,620	82,728
Cameco Corp.	7,050	99,416
Canadian Imperial Bank of Commerce/Canada	1,350	93,886
Canadian National Railway Co.	2,520	166,390
Canadian Pacific Railway Ltd.	510	89,081
Crescent Point Energy Corp.	4,950	117,899
Eldorado Gold Corp.	9,870	47,484
Enbridge Inc.	12,690	616,010
Fairfax Financial Holdings Ltd.	90	47,912
First Quantum Minerals Ltd.	10,260	93,784
Franco-Nevada Corp.	2,340	135,330
George Weston Ltd.	600	47,661
Goldcorp Inc.	7,650	185,164
Inter Pipeline Ltd.	9,600	250,155
Keyera Corp.	780	46,137
Loblaw Companies Ltd.	960	47,797
Magna International Inc. Class A	600	57,774
Manulife Financial Corp.	5,730	92,099
Paramount Resources Ltd.[a,b]	4,440	99,834
Pembina Pipeline Corp.	4,860	151,325
Potash Corp. of Saskatchewan Inc.	1,710	62,388

SCHEDULES OF INVESTMENTS	49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2015

Security	Shares	Value
PrairieSky Royalty Ltd.	4,080	$88,071
Rogers Communications Inc. Class B	1,320	47,035
Royal Bank of Canada	5,250	297,042
Silver Wheaton Corp.	5,280	121,553
Sun Life Financial Inc.	1,230	37,697
Thomson Reuters Corp.	960	36,918
Toronto-Dominion Bank (The)	6,690	266,977
Tourmaline Oil Corp.[a,b]	2,460	67,789
TransCanada Corp.	6,840	305,007
Valeant Pharmaceuticals International Inc.[a]	1,260	201,896
Vermilion Energy Inc.	4,380	193,343
Yamana Gold Inc.	12,750	52,892

		5,182,048
CHILE — 0.16%
Aguas Andinas SA Series A	175,200	100,414
Banco de Chile	557,490	61,511
SACI Falabella	9,030	59,279

		221,204
CHINA — 2.43%
Agricultural Bank of China Ltd. Class H	270,000	132,330
Bank of China Ltd. Class H	540,000	302,269
Bank of Communications Co. Ltd. Class H	150,000	126,139
Beijing Enterprises Water Group Ltd.	120,000	79,398
China CITIC Bank Corp. Ltd. Class H	120,000	88,994
China Construction Bank Corp. Class H	420,000	337,480
China Life Insurance Co. Ltd. Class H	30,000	118,400
China Longyuan Power Group Corp. Ltd.	60,000	64,849
China Merchants Bank Co. Ltd. Class H	45,000	100,757
China Minsheng Banking Corp. Ltd. Class H	60,000	73,130
China Mobile Ltd.	30,000	396,603
China Overseas Land & Investment Ltd.	60,000	173,731
China Telecom Corp. Ltd. Class H	120,000	71,195
China Unicom Hong Kong Ltd.	60,000	90,696
Guangdong Investment Ltd.	120,000	160,963
Industrial and Commercial Bank of China Ltd. Class H	420,000	302,269

Security	Shares	Value
Kunlun Energy Co. Ltd.[b]	60,000	$62,450
Lenovo Group Ltd.[b]	60,000	77,695
Ping An Insurance (Group) Co. of China Ltd. Class H	15,000	159,802
Tencent Holdings Ltd.	24,000	408,598
Want Want China Holdings Ltd.[b]	60,000	72,124

		3,399,872
COLOMBIA — 0.08%
Ecopetrol SA	61,620	49,453
Isagen SA ESP	54,360	64,379

		113,832
DENMARK — 0.56%
Carlsberg A/S Class B	690	50,728
Coloplast A/S Class B	390	30,771
Danske Bank A/S	3,180	82,478
Novo Nordisk A/S Class B	8,280	370,892
Novozymes A/S Class B	2,040	93,049
Pandora A/S	450	32,245
TDC A/S	4,290	31,755
Vestas Wind Systems A/Sa	2,220	86,991

		778,909
FINLAND — 0.34%
Elisa OYJ	1,590	42,290
Kone OYJ Class B	2,550	114,958
Nokia OYJ	16,680	128,841
Sampo OYJ	2,610	126,410
Wartsila OYJ Abp	1,350	62,658

		475,157
FRANCE — 3.16%
Aeroports de Paris	540	64,836
Airbus Group NV	2,790	148,603
ALSTOM[a]	1,290	42,390
AXA SA	9,570	225,219
BNP Paribas SA	5,220	275,529
Cap Gemini SA	1,050	76,507
Carrefour SA	2,370	74,469
Christian Dior SA	330	57,162
CNP Assurances SA	2,250	39,583
Credit Agricole SA	7,230	86,197
Danone SA	2,820	189,566
Essilor International SA	960	107,324
Fonciere des Regions	570	58,526
Gecina SA	390	51,117
Kering	420	85,027

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2015

Security	Shares	Value
L’Oreal SA	1,170	$209,992
Legrand SA	2,010	108,192
LVMH Moet Hennessy Louis Vuitton SA	1,230	199,177
Natixis SA	7,590	48,409
Orange SA	8,640	152,292
Pernod Ricard SA	1,350	162,395
Publicis Groupe SA	1,230	92,204
Renault SA	960	73,893
Rexel SA	3,540	66,312
Safran SA	1,710	114,216
Sanofi	5,100	471,918
Schneider Electric SE	2,880	217,746
SCOR SE	1,620	50,574
SES SA Class A FDR	1,920	69,971
Societe Generale	3,780	152,856
Sodexo SA	690	68,621
Technip SA	1,020	60,026
Thales SA	1,170	61,789
Unibail-Rodamco SE	450	127,001
Vinci SA	2,820	149,056
Vivendi SA	5,700	135,301
Zodiac Aerospace	1,770	58,862

		4,432,858
GERMANY — 2.94%
adidas AG	1,200	82,860
Allianz SE Registered	2,400	396,492
BASF SE	2,490	223,382
Bayer AG Registered	3,120	450,834
Bayerische Motoren Werke AG	1,140	133,017
Beiersdorf AG	840	73,747
Brenntag AG	1,440	78,518
Commerzbank AGa	4,890	58,878
Continental AG	390	88,327
Daimler AG Registered	4,110	373,261
Deutsche Bank AG Registered	7,620	221,849
Deutsche Boerse AG	1,170	89,819
Deutsche Post AG Registered	3,750	121,746
Deutsche Telekom AG Registered	12,090	208,533
Deutsche Wohnen AG Bearer	2,550	66,299
Fresenius Medical Care AG & Co. KGaA	960	71,109
Fresenius SE & Co. KGaA	1,740	99,667
GEA Group AG	1,320	59,947
Hannover Rueck SE Registered	720	64,544

Security	Shares	Value
Henkel AG & Co. KGaA	690	$70,661
Infineon Technologies AG	8,070	90,857
MAN SE	420	44,750
Merck KGaA	900	90,094
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	960	192,830
SAP SE	4,290	280,103
Siemens AG Registered	3,660	384,102

		4,116,226
HONG KONG — 1.40%
AIA Group Ltd.	42,000	245,120
BOC Hong Kong (Holdings) Ltd.	15,000	52,719
Cheung Kong Infrastructure Holdings Ltd.	30,000	247,054
Hang Lung Properties Ltd.	30,000	88,413
Henderson Land Development Co. Ltd.	30,000	214,359
Hong Kong & China Gas Co. Ltd.	120,000	275,494
Link REIT (The)	15,000	101,569
Michael Kors Holdings Ltd.[a]	930	65,835
MTR Corp. Ltd.	30,000	133,297
New World Development Co. Ltd.	60,000	71,659
Sands China Ltd.	12,000	58,891
Wharf Holdings Ltd. (The)	30,000	243,766
Wheelock and Co. Ltd.	30,000	170,249

		1,968,425
INDIA — 0.52%
Dr. Reddy’s Laboratories Ltd. SP ADR[b]	1,230	62,078
ICICI Bank Ltd. SP ADR	8,550	102,686
Infosys Ltd. SP ADR	3,780	128,822
Larsen & Toubro Ltd. SP GDR[c]	6,360	175,218
Mahindra & Mahindra Ltd. SP GDR	5,040	103,320
State Bank of India SP GDR[c]	1,560	77,532
Wipro Ltd. SP ADR	6,600	84,876

		734,532
INDONESIA — 0.29%
PT Astra International Tbk	102,000	63,209
PT Bank Central Asia Tbk	66,000	69,686
PT Bank Mandiri (Persero) Tbk	54,000	46,892
PT Bank Rakyat Indonesia (Persero) Tbk	69,000	63,594
PT Perusahaan Gas Negara (Persero) Tbk	219,000	87,306

SCHEDULES OF INVESTMENTS	51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2015

Security	Shares	Value
PT Telekomunikasi Indonesia (Persero) Tbk	318,000	$71,043

		401,730
IRELAND — 0.44%
Bank of Ireland[a]	125,670	38,006
Endo International PLC[a]	630	50,154
Medtronic PLC	6,806	485,949
Pentair PLC	720	44,503

		618,612
ISRAEL — 0.21%
Bank Hapoalim BM	16,440	73,282
Teva Pharmaceutical Industries Ltd.	3,840	218,998

		292,280
ITALY — 0.83%
Assicurazioni Generali SpA	7,080	149,402
Atlantia SpA	4,650	119,796
CNH Industrial NV	7,020	53,353
Enel Green Power SpA	64,080	126,689
Intesa Sanpaolo SpA	53,520	156,905
Intesa Sanpaolo SpA RNC	15,240	38,935
Luxottica Group SpA	930	55,359
Snam SpA	25,680	125,651
Telecom Italia SpA RNC	92,970	87,759
Tenaris SA	3,030	42,672
Terna Rete Elettrica Nazionale SpA	17,760	77,800
UniCredit SpA	20,820	122,993

		1,157,314
JAPAN — 7.61%
Asahi Group Holdings Ltd.	3,000	99,323
Astellas Pharma Inc.	15,000	233,623
Bank of Yokohama Ltd. (The)	30,000	163,402
Bridgestone Corp.	3,000	121,006
Canon Inc.	9,000	286,592
Chugai Pharmaceutical Co. Ltd.	3,000	90,027
Dai-ichi Life Insurance Co. Ltd. (The)	6,000	81,420
Daiichi Sankyo Co. Ltd.	6,000	87,498
Daiwa House Industry Co. Ltd.	6,000	111,684
Denso Corp.	3,000	134,108
Dentsu Inc.	3,000	124,377
East Japan Railway Co.	3,000	233,176
Eisai Co. Ltd.	3,000	150,377
Fuji Heavy Industries Ltd.	3,000	109,731
FUJIFILM Holdings Corp.	3,000	102,107
Honda Motor Co. Ltd.	9,000	274,371

Security	Shares	Value
Hoya Corp.	3,000	$117,456
Isuzu Motors Ltd.	6,000	80,782
ITOCHU Corp.	21,000	214,532
Japan Tobacco Inc.	6,000	165,113
Kao Corp.	3,000	132,320
KDDI Corp.	3,000	213,587
Kirin Holdings Co. Ltd.	6,000	81,216
Komatsu Ltd.	6,000	119,116
Kyocera Corp.	3,000	133,418
Marubeni Corp.	30,000	166,901
Mazda Motor Corp.	3,000	62,508
Mitsubishi Corp.	12,000	211,263
Mitsubishi Heavy Industries Ltd.	30,000	167,309
Mitsubishi UFJ Financial Group Inc.	84,000	452,162
Mitsui & Co. Ltd.	12,000	153,952
Mizuho Financial Group Inc.	147,000	242,779
MS&AD Insurance Group Holdings Inc.	6,000	147,593
Nippon Telegraph and Telephone Corp.	3,000	179,287
Nissan Motor Co. Ltd.	18,000	155,766
Nomura Holdings Inc.	30,000	162,048
NTT DOCOMO Inc.	15,000	256,034
Olympus Corp.[a]	3,000	105,223
ORIX Corp.	9,000	104,738
Otsuka Holdings Co. Ltd.	3,000	93,411
Panasonic Corp.	9,000	103,588
Rakuten Inc.[a]	6,000	83,872
Resona Holdings Inc.	24,000	120,220
Ricoh Co. Ltd.	6,000	59,098
Secom Co. Ltd.	3,000	175,559
Sekisui House Ltd.	6,000	77,947
Seven & I Holdings Co. Ltd.	6,000	221,555
Shin-Etsu Chemical Co. Ltd.	3,000	200,434
Shionogi & Co. Ltd.	3,000	90,793
SoftBank Corp.	3,000	177,832
Sony Corp.	6,000	141,693
Sumitomo Corp.	18,000	178,981
Sumitomo Electric Industries Ltd.	9,000	117,226
Sumitomo Mitsui Financial Group Inc.	6,000	203,831
Sumitomo Mitsui Trust Holdings Inc.	30,000	106,372
Suntory Beverage & Food Ltd.	3,000	105,861
Suzuki Motor Corp.	3,000	95,926
T&D Holdings Inc.	6,000	68,420
Takeda Pharmaceutical Co. Ltd.	3,000	150,760

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2015

Security	Shares	Value
Toho Gas Co. Ltd.	30,000	$164,475
Tokio Marine Holdings Inc.	6,000	211,467
Tokyu Corp.	30,000	199,974
Toshiba Corp.	30,000	121,211
Toyota Industries Corp.	3,000	163,198
Toyota Motor Corp.	12,000	780,999
Toyota Tsusho Corp.	3,000	71,817
Unicharm Corp.	3,000	83,527
Yamato Holdings Co. Ltd.	3,000	68,395

		10,666,367
MALAYSIA — 0.44%
Bumi Armada Bhd[a]	171,000	56,560
CIMB Group Holdings Bhd	30,000	45,480
Genting Bhd	24,000	58,412
Genting Malaysia Bhd	42,000	47,001
Malayan Banking Bhd	12,000	28,842
Petronas Chemicals Group Bhd	24,000	33,738
Petronas Dagangan Bhd	12,000	58,346
Petronas Gas Bhd	21,000	128,500
PPB Group Bhd	12,000	48,159
Public Bank Bhd	9,000	45,000
Sapurakencana Petroleum Bhd	90,000	66,235

		616,273
MEXICO — 0.51%
America Movil SAB de CV Series L	150,000	160,589
Fibra Uno Administracion SAB de CV	12,000	36,225
Fomento Economico Mexicano SAB de CV BD Units	9,000	75,249
Grupo Financiero Banorte SAB de CV Series O	12,000	60,966
Grupo Mexico SAB de CV Series B	54,000	142,781
Grupo Televisa SAB de CV CPO	12,000	78,189
Minera Frisco SAB de CV Series A1[a]	36,000	47,221
OHL Mexico SAB de CVa	21,000	39,916
Wal-Mart de Mexico SAB de CV Series V	39,000	75,406

		716,542
NETHERLANDS — 1.06%
AEGON NV	10,320	73,845
ASML Holding NV	1,530	161,051
Delta Lloyd NV	1,620	30,675
Heineken NV	1,260	94,240
ING Groep NV CVA[a]	20,460	256,740
Koninklijke Ahold NV	3,210	58,084
Koninklijke KPN NV	15,960	49,474

Security	Shares	Value
Koninklijke Philips NV	5,220	$144,582
Koninklijke Vopak NV	3,240	181,292
Reed Elsevier NV	3,570	87,581
Unilever NV CVA	6,930	301,780
Wolters Kluwer NV	1,740	52,121

		1,491,465
NEW ZEALAND — 0.09%
Auckland International Airport Ltd.	20,490	66,179
Spark New Zealand Ltd.	25,110	60,142

		126,321
NORWAY — 0.24%
DNB ASA	5,910	85,632
Orkla ASA	7,980	58,791
Seadrill Ltd.	4,170	44,307
Subsea 7 SA	7,020	59,689
Telenor ASA	3,900	83,681

		332,100
PERU — 0.07%
Credicorp Ltd.	420	60,531
Southern Copper Corp.	1,530	41,738

		102,269
PHILIPPINES — 0.13%
Aboitiz Power Corp.	108,000	108,997
Philippine Long Distance Telephone Co.	1,050	70,725

		179,722
POLAND — 0.19%
Bank Pekao SA	1,200	57,872
KGHM Polska Miedz SA	2,520	71,547
Powszechna Kasa Oszczednosci Bank Polski SA	7,440	68,854
Powszechny Zaklad Ubezpieczen SA	540	73,427

		271,700
PORTUGAL — 0.04%
Galp Energia SGPS SA Class B	5,880	62,133

		62,133
QATAR — 0.08%
Qatar National Bank SAQ	2,070	112,537

		112,537
RUSSIA — 0.19%
Magnit PJSC SP GDR[c]	2,730	104,286
MegaFon OAO SP GDR[c]	5,160	70,898
Mobile TeleSystems OJSC SP ADR	10,950	86,067

		261,251

SCHEDULES OF INVESTMENTS	53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2015

Security	Shares	Value
SINGAPORE — 0.71%
Ascendas REIT	60,000	$109,083
Global Logistic Properties Ltd.	30,000	56,093
Keppel Corp. Ltd.	30,000	192,890
Keppel Land Ltd.	30,000	100,658
Singapore Telecommunications Ltd.	60,000	180,918
UOL Group Ltd.	30,000	160,077
Wilmar International Ltd.	60,000	142,783
Yangzijiang Shipbuilding Holdings Ltd.	60,000	54,985

		997,487
SOUTH AFRICA — 0.81%
Aspen Pharmacare Holdings Ltd.	1,650	62,222
Barclays Africa Group Ltd.	3,060	52,331
Bidvest Group Ltd. (The)	2,460	68,331
FirstRand Ltd.	26,340	117,942
Kumba Iron Ore Ltd.	4,050	78,242
MTN Group Ltd.	8,310	144,373
Naspers Ltd. Class N	1,680	245,240
Nedbank Group Ltd.	2,790	61,524
RMB Holdings Ltd.	12,930	73,671
Sanlam Ltd.	9,450	57,061
Standard Bank Group Ltd.	8,940	118,846
Steinhoff International Holdings Ltd.	11,010	56,560

		1,136,343

SOUTH KOREA — 1.11%
Hana Financial Group Inc.	1,380	40,759
Hyundai Mobis Co. Ltd.	540	122,458
Hyundai Motor Co.	690	106,945
Industrial Bank of Korea	5,100	60,392
Kangwon Land Inc.	2,430	71,993
Kia Motors Corp.	1,440	60,571
Korea Gas Corp.[a]	1,530	63,237
Korea Zinc Co. Ltd.	180	70,693
KT&G Corp.	780	57,202
NAVER Corp.	90	58,925
Samsung C&T Corp.	810	41,329
Samsung Electronics Co. Ltd.	420	524,232
Samsung Fire & Marine Insurance Co. Ltd.	330	89,018
Samsung Life Insurance Co. Ltd.	750	77,153
SK C&C Co. Ltd.	240	51,573
SK Telecom Co. Ltd.	240	63,424

		1,559,904

SPAIN — 0.93%
Abertis Infraestructuras SA	4,950	97,026

Security	Shares	Value
Amadeus IT Holding SA Class A	1,620	$65,062
Banco Bilbao Vizcaya Argentaria SA	24,242	207,905
Banco de Sabadell SA	10,920	27,652
Banco Popular Espanol SA	6,270	26,561
Banco Popular Espanol SA New	26	110
Banco Santander SA	53,520	359,952
CaixaBank SA	7,200	31,394
Inditex SA	3,870	114,134
Mapfre SA	17,460	58,813
Telefonica SA	20,760	311,691

		1,300,300

SWEDEN — 1.10%
Assa Abloy AB Class B	1,440	78,733
Atlas Copco AB Class A	3,510	104,081
Atlas Copco AB Class B	2,160	59,193
Boliden AB	15,750	247,128
Hennes & Mauritz AB Class B	3,330	137,266
Investor AB Class B	2,190	79,897
Lundin Petroleum ABa	7,410	96,203
Nordea Bank AB	12,600	160,385
Sandvik AB	5,160	54,142
Skandinaviska Enskilda Banken AB Class A	5,610	67,748
Svenska Handelsbanken AB Class A	1,560	74,073
Swedbank AB Class A	3,060	74,202
Telefonaktiebolaget LM Ericsson Class B	12,090	147,463
TeliaSonera AB	10,410	64,241
Volvo AB Class B	8,520	99,800

		1,544,555

SWITZERLAND — 3.28%
ABB Ltd. Registered	9,600	184,790
Adecco SA Registered	960	71,892
Compagnie Financiere Richemont SA Class A Bearer	2,250	187,205
Credit Suisse Group AG Registered	7,590	160,454
EMS-Chemie Holding AG Registered	180	69,648
Geberit AG Registered	210	71,944
Givaudan SA Registered	60	109,624
Kuehne & Nagel International AG Registered	420	57,793
Nestle SA Registered	13,230	1,013,047
Novartis AG Registered	9,210	902,431
Roche Holding AG Genusschein	2,730	737,653
Swatch Group AG (The) Bearer	210	83,744

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2015

Security	Shares	Value
Swiss Life Holding AG Registered	240	$53,632
Swiss Re AG	1,830	165,288
Swisscom AG Registered	90	52,774
Syngenta AG Registered	660	214,632
UBS Group AG	15,810	264,459
Zurich Insurance Group AG	600	199,163

		4,600,173

TAIWAN — 1.29%
Cathay Financial Holding Co. Ltd.	90,000	129,944
Chunghwa Telecom Co. Ltd.	30,000	90,913
Delta Electronics Inc.	30,000	184,207
Formosa Petrochemical Corp.	90,000	191,918
Formosa Plastics Corp.	60,000	145,652
Fubon Financial Holding Co. Ltd.	90,000	143,653
Hon Hai Precision Industry Co. Ltd.	60,000	165,072
Mega Financial Holding Co. Ltd.	60,000	46,075
Quanta Computer Inc.	30,000	73,302
Taiwan Mobile Co. Ltd.	30,000	99,005
Taiwan Semiconductor Manufacturing Co. Ltd.	120,000	536,913

		1,806,654

THAILAND — 0.19%
Advanced Information Service PCL NVDR	9,000	67,369
Airports of Thailand PCL NVDR	9,000	89,093
Siam Commercial Bank PCL NVDR	21,000	115,170

		271,632

TURKEY — 0.14%
KOC Holding AS	22,260	116,358
Turkiye Garanti Bankasi AS	19,740	83,763

		200,121

UNITED KINGDOM — 7.18%
3i Group PLC	8,550	58,980
Amec Foster Wheeler PLC	7,890	94,504
Antofagasta PLC	15,240	148,778
ARM Holdings PLC	6,630	103,659
Associated British Foods PLC	1,560	72,702
AstraZeneca PLC	5,430	386,807
Aviva PLC	13,350	105,866
BAE Systems PLC	18,000	137,199
Barclays PLC	73,500	258,477
British American Tobacco PLC	8,670	488,566
British Land Co. PLC (The)	6,270	78,113
BT Group PLC	35,040	219,927
Bunzl PLC	3,270	93,166

Security	Shares	Value
Burberry Group PLC	2,520	$65,439
Capita PLC	4,650	78,079
Cobham PLC	10,800	52,992
Compass Group PLC	3,240	56,009
Croda International PLC	1,890	75,421
Diageo PLC	12,030	355,937
Direct Line Insurance Group PLC	10,530	49,422
Experian PLC	5,610	98,833
Fresnillo PLC	4,020	54,278
Friends Life Group Ltd.	8,640	51,698
GlaxoSmithKline PLC	19,740	434,929
Hammerson PLC	7,380	76,313
HSBC Holdings PLC	78,390	717,706
IMI PLC	3,150	60,367
Imperial Tobacco Group PLC	5,220	244,919
Intertek Group PLC	1,260	43,393
Intu Properties PLC	8,940	49,008
Investec PLC	6,000	50,464
ITV PLC	23,790	78,606
Johnson Matthey PLC	2,400	117,545
Kingfisher PLC	13,560	69,814
Land Securities Group PLC	4,260	81,512
Legal & General Group PLC	26,310	105,861
Lloyds Banking Group PLC[a]	243,780	270,023
London Stock Exchange Group PLC	1,560	55,411
Marks & Spencer Group PLC	7,170	52,163
Meggitt PLC	9,930	80,386
Melrose Industries PLC	11,880	47,283
National Grid PLC	16,770	235,623
Next PLC	810	88,017
Old Mutual PLC	17,310	54,128
Pearson PLC	4,560	92,525
Persimmon PLC	2,040	48,777
Petrofac Ltd.	3,630	38,490
Prudential PLC	10,260	249,634
Randgold Resources Ltd.	1,380	117,829
Reckitt Benckiser Group PLC	3,030	256,208
Reed Elsevier PLC	6,480	112,506
Rolls-Royce Holdings PLC	9,510	127,334
Royal Bank of Scotland Group PLC[a]	10,890	59,273
Royal Dutch Shell PLC Class B	6,210	196,283
Royal Mail PLC	5,700	37,240
SABMiller PLC	4,680	254,833
SEGRO PLC	6,120	37,906
Severn Trent PLC	3,630	117,325

SCHEDULES OF INVESTMENTS	55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2015

Security	Shares	Value
Shire PLC	2,730	$199,023
Sky PLC	5,700	79,444
Smith & Nephew PLC	5,460	97,666
Smiths Group PLC	3,900	66,013
Standard Chartered PLC	11,250	149,989
Standard Life PLC	10,080	61,011
Tesco PLC	37,560	126,785
Travis Perkins PLC	2,310	66,682
Unilever PLC	5,760	253,473
United Utilities Group PLC	13,290	204,992
Vodafone Group PLC	112,170	395,058
Weir Group PLC (The)	1,710	43,147
Whitbread PLC	1,230	92,459
William Hill PLC	7,080	40,099
Wolseley PLC	1,560	90,485
WPP PLC	7,200	158,529

		10,069,341
UNITED STATES — 50.53%
3M Co.	2,430	394,389
Abbott Laboratories	6,060	271,246
AbbVie Inc.	6,300	380,205
Accenture PLC Class A	2,580	216,797
ACE Ltd.	1,530	165,179
Actavis PLC[a]	1,140	303,856
Activision Blizzard Inc.	2,580	53,909
Adobe Systems Inc.[a]	2,010	140,961
ADT Corp. (The)	1,110	38,184
Advance Auto Parts Inc.	300	47,700
Aetna Inc.	1,860	170,785
Affiliated Managers Group Inc.[a]	240	49,325
Aflac Inc.	2,040	116,443
AGCO Corp.	1,230	53,308
Agilent Technologies Inc.	1,350	50,990
Akamai Technologies Inc.[a]	840	48,850
Alexion Pharmaceuticals Inc.[a]	750	137,430
Alleghany Corp.[a]	90	39,788
Allergan Inc.	1,260	276,268
Alliance Data Systems Corp.[a]	210	60,654
Allstate Corp. (The)	2,250	157,027
Altera Corp.	2,130	70,130
Altria Group Inc.	10,050	533,655
Amazon.com Inc.[a]	1,530	542,431
American Capital Agency Corp.	3,390	73,055
American Express Co.	3,990	321,953
American International Group Inc.	6,330	309,347

Security	Shares	Value
American Tower Corp.	1,530	$148,333
American Water Works Co. Inc.	5,250	294,735
Ameriprise Financial Inc.	960	119,942
AmerisourceBergen Corp.	1,020	96,951
AMETEK Inc.	2,040	97,716
Amgen Inc.	3,060	465,916
Amphenol Corp. Class A	1,170	62,841
Analog Devices Inc.	2,070	107,857
Annaly Capital Management Inc.	7,710	81,418
Antero Resources Corp.[a]	1,560	54,054
Anthem Inc.	1,350	182,196
Aon PLC	1,020	91,851
Apple Inc.	23,190	2,716,940
Applied Materials Inc.	6,360	145,262
Ashland Inc.	480	56,890
Assurant Inc.	750	47,633
AT&T Inc.	20,640	679,469
Autodesk Inc.[a]	990	53,465
Autoliv Inc.	390	41,363
Automatic Data Processing Inc.	2,130	175,789
AutoZone Inc.[a]	150	89,544
Avago Technologies Ltd.	1,290	132,715
AvalonBay Communities Inc.	570	98,604
Avnet Inc.	960	39,955
Axis Capital Holdings Ltd.	900	45,810
B/E Aerospace Inc.[a]	750	43,748
Baker Hughes Inc.	3,540	205,285
Bank of America Corp.	43,110	653,116
Bank of New York Mellon Corp. (The)	6,810	245,160
Baxter International Inc.	2,280	160,307
BB&T Corp.	3,210	113,281
Becton, Dickinson and Co.	870	120,130
Berkshire Hathaway Inc. Class Ba	4,770	686,451
Best Buy Co. Inc.	1,230	43,296
Biogen Idec Inc.[a]	930	361,919
BlackRock Inc.[d]	600	204,306
Boeing Co. (The)	3,000	436,110
BorgWarner Inc.	990	53,470
Boston Properties Inc.	690	95,772
Boston Scientific Corp.[a]	6,420	95,080
Bristol-Myers Squibb Co.	6,450	388,741
Broadcom Corp. Class A	3,090	131,124
Brown-Forman Corp. Class B NVS	960	85,315
C.R. Bard Inc.	420	71,833
CA Inc.	2,460	74,538

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2015

Security	Shares	Value
Cabot Oil & Gas Corp.	1,110	$29,415
Cameron International Corp.[a]	2,190	98,068
Campbell Soup Co.	840	38,422
Capital One Financial Corp.	3,030	221,826
Cardinal Health Inc.	1,590	132,272
CareFusion Corp.[a]	1,320	78,276
Caterpillar Inc.	2,760	220,717
CBRE Group Inc. Class Aa	1,710	55,301
CBS Corp. Class B NVS	2,520	138,121
Celanese Corp. Series A	1,500	80,640
Celgene Corp.[a]	3,180	378,929
CenturyLink Inc.	1,560	57,985
Cerner Corp.[a]	1,230	81,611
Charles Schwab Corp. (The)	5,100	132,498
Charter Communications Inc. Class Aa	330	49,868
Cheniere Energy Inc.[a]	2,460	175,595
Chipotle Mexican Grill Inc.[a]	90	63,886
Chubb Corp. (The)	1,320	129,228
Cigna Corp.	1,380	147,425
Cimarex Energy Co.	540	55,728
Cintas Corp.	810	63,747
Cisco Systems Inc.	21,360	563,156
CIT Group Inc.	810	35,494
Citigroup Inc.	12,900	605,655
Citrix Systems Inc.[a]	870	51,556
CME Group Inc./IL	1,530	130,509
Coach Inc.	1,530	56,901
Cobalt International Energy Inc.[a]	11,340	103,421
Coca-Cola Co. (The)	16,800	691,656
Coca-Cola Enterprises Inc.	1,980	83,358
Cognizant Technology Solutions Corp. Class Aa	2,760	149,399
Colgate-Palmolive Co.	3,840	259,277
Comcast Corp. Class A	8,760	465,550
Comcast Corp. Class A Special NVS	2,190	115,851
Concho Resources Inc.[a]	600	66,510
Consolidated Edison Inc.	1,140	78,979
Constellation Brands Inc.[a]	960	106,032
Core Laboratories NV	480	44,520
Corning Inc.	5,280	125,506
Costco Wholesale Corp.	2,340	334,597
Crown Castle International Corp.	1,290	111,598
CSX Corp.	1,710	56,943
Cummins Inc.	990	138,065
CVS Health Corp.	5,880	577,181

Security	Shares	Value
D.R. Horton Inc.	1,710	$41,929
Danaher Corp.	3,270	269,383
DaVita HealthCare Partners Inc.[a]	690	51,791
Deere & Co.	1,890	161,009
Delphi Automotive PLC	1,050	72,167
Digital Realty Trust Inc.	570	41,576
DIRECTV[a]	2,190	186,763
Discover Financial Services	2,550	138,669
Discovery Communications Inc. Series C NVS[a]	2,160	60,221
DISH Network Corp. Class Aa	1,080	75,978
Dollar General Corp.[a]	1,110	74,437
Dover Corp.	1,140	79,846
Dr Pepper Snapple Group Inc.	1,470	113,587
E.I. du Pont de Nemours and Co.	2,490	177,313
Eaton Corp. PLC	2,460	155,201
eBay Inc.[a]	4,920	260,760
Ecolab Inc.	2,760	286,405
Edwards Lifesciences Corp.[a]	480	60,168
Electronic Arts Inc.[a]	1,380	75,707
Eli Lilly and Co.	3,960	285,120
EMC Corp.	9,270	240,371
Emerson Electric Co.	3,840	218,650
Ensco PLC Class A	2,310	64,772
EOG Resources Inc.	2,190	194,976
Equifax Inc.	840	70,946
Equinix Inc.	240	52,046
Equity Residential	1,410	109,430
Estee Lauder Companies Inc. (The) Class A	1,140	80,473
Everest Re Group Ltd.	510	87,404
Expedia Inc.	480	41,246
Expeditors International of Washington Inc.	1,770	77,314
Express Scripts Holding Co.[a]	3,630	292,977
Exxon Mobil Corp.	2,100	183,582
F5 Networks Inc.[a]	420	46,880
Facebook Inc. Class Aa	7,980	605,762
Fastenal Co.	1,530	67,932
Fidelity National Information Services Inc.	1,410	88,026
Fifth Third Bancorp	4,290	74,217
Fiserv Inc.[a]	1,410	102,267
FleetCor Technologies Inc.[a]	360	50,580
Flowserve Corp.	1,170	63,753

SCHEDULES OF INVESTMENTS	57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2015

Security	Shares	Value
Fluor Corp.	1,350	$72,347
FMC Technologies Inc.[a]	2,670	100,072
Ford Motor Co.	13,230	194,613
Franklin Resources Inc.	1,890	97,392
Freeport-McMoRan Inc.	5,700	95,817
Gap Inc. (The)	1,080	44,485
Garmin Ltd.	810	42,412
General Dynamics Corp.	1,680	223,793
General Electric Co.	41,580	993,346
General Growth Properties Inc.	1,710	51,608
General Mills Inc.	3,450	181,056
General Motors Co.	4,050	132,111
Gilead Sciences Inc.[a]	6,270	657,284
Goldman Sachs Group Inc. (The)	2,160	372,406
Google Inc. Class Aa	1,230	661,186
Google Inc. Class Ca	1,020	545,210
H&R Block Inc.	1,470	50,392
Halliburton Co.	5,190	207,548
Harley-Davidson Inc.	870	53,679
Hartford Financial Services Group Inc. (The)	2,760	107,364
Hasbro Inc.	750	41,190
HCA Holdings Inc.[a]	870	61,596
HCP Inc.	2,340	110,659
Health Care REIT Inc.	1,740	142,593
Helmerich & Payne Inc.	1,230	73,259
Henry Schein Inc.[a]	420	57,989
Hershey Co. (The)	990	101,188
Hertz Global Holdings Inc.[a]	3,480	71,410
Hewlett-Packard Co.	8,130	293,737
HollyFrontier Corp.	1,050	37,716
Home Depot Inc. (The)	5,400	563,868
Honeywell International Inc.	2,370	231,691
Host Hotels & Resorts Inc.	1,620	37,082
Humana Inc.	750	109,830
IHS Inc. Class Aa	420	48,355
Illinois Tool Works Inc.	2,370	220,623
Illumina Inc.[a]	510	99,547
Ingersoll-Rand PLC	1,500	99,600
Intel Corp.	20,370	673,025
Intercontinental Exchange Inc.	540	111,094
International Business Machines Corp.	3,990	611,707
International Flavors & Fragrances Inc.	1,830	194,181
Intuit Inc.	1,260	109,393
Intuitive Surgical Inc.[a]	150	74,172

Security	Shares	Value
Invesco Ltd.	2,280	$83,744
J.M. Smucker Co. (The)	690	71,174
Jacobs Engineering Group Inc.[a]	1,440	54,864
Johnson & Johnson	11,520	1,153,613
Johnson Controls Inc.	1,950	90,617
Joy Global Inc.	1,050	44,037
JPMorgan Chase & Co.	15,450	840,171
Juniper Networks Inc.	2,490	56,598
Kansas City Southern	570	62,751
Kellogg Co.	1,530	100,337
Keurig Green Mountain Inc.	540	66,182
KeyCorp	4,080	52,999
Kimberly-Clark Corp.	420	45,343
Kimco Realty Corp.	1,260	34,839
Kinder Morgan Inc.	12,960	532,008
KLA-Tencor Corp.	1,200	73,764
Kohl’s Corp.	750	44,790
Kraft Foods Group Inc.	3,000	196,020
L Brands Inc.	960	81,245
L-3 Communications Holdings Inc.	840	103,421
Lam Research Corp.	1,260	96,314
Las Vegas Sands Corp.	1,920	104,390
Legg Mason Inc.	1,050	58,212
Lennar Corp. Class A	1,050	47,156
Liberty Global PLC Series Aa	1,140	53,261
Liberty Global PLC Series C NVS[a]	2,040	93,004
Liberty Interactive Corp. Series Aa	2,190	59,918
Lincoln National Corp.	1,830	91,463
LinkedIn Corp. Class Aa	390	87,649
Lockheed Martin Corp.	1,380	259,951
Loews Corp.	2,010	76,903
Lorillard Inc.	1,980	129,908
Lowe’s Companies Inc.	3,480	235,805
LyondellBasell Industries NV Class A	600	47,454
M&T Bank Corp.	540	61,106
Macy’s Inc.	1,470	93,904
Manpowergroup Inc.	750	54,660
Marathon Petroleum Corp.	1,320	122,219
Marsh & McLennan Companies Inc.	1,320	70,976
MasterCard Inc. Class A	4,110	337,143
Mattel Inc.	1,710	45,999
McCormick & Co. Inc. NVS	990	70,676
McDonald’s Corp.	4,410	407,660
McGraw Hill Financial Inc.	1,140	101,962
McKesson Corp.	1,020	216,903

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2015

Security	Shares	Value
Mead Johnson Nutrition Co. Class A	1,080	$106,369
Merck & Co. Inc.	11,820	712,510
MetLife Inc.	4,590	213,435
Micron Technology Inc.[a]	5,160	151,007
Microsoft Corp.	30,810	1,244,724
Molson Coors Brewing Co. Class B NVS	990	75,171
Mondelez International Inc. Class A	7,590	267,472
Monsanto Co.	3,000	353,940
Monster Beverage Corp.[a]	750	87,713
Moody’s Corp.	840	76,717
Morgan Stanley	6,780	229,232
Mosaic Co. (The)	960	46,742
Motorola Solutions Inc.	1,020	63,658
Mylan Inc./PAa	1,680	89,292
NASDAQ OMX Group Inc. (The)	1,470	67,032
National Oilwell Varco Inc.	3,390	184,518
NetApp Inc.	1,590	60,102
Netflix Inc.[a]	210	92,778
News Corp. Class A NVS[a]	2,730	40,650
Nielsen NV	1,860	81,022
Nike Inc. Class B	3,060	282,285
Norfolk Southern Corp.	720	73,418
Northeast Utilities	4,440	246,775
Northern Trust Corp.	1,470	96,109
Northrop Grumman Corp.	1,350	211,882
NVIDIA Corp.	4,290	82,389
O’Reilly Automotive Inc.[a]	480	89,933
Oceaneering International Inc.	2,160	113,098
Omnicom Group Inc.	1,200	87,360
Oracle Corp.	14,730	617,040
PACCAR Inc.	2,250	135,247
Pall Corp.	780	75,473
Parker-Hannifin Corp.	840	97,826
PartnerRe Ltd.	600	68,640
Paychex Inc.	1,140	51,596
Pepco Holdings Inc.	2,190	60,116
PepsiCo Inc.	6,360	596,441
Perrigo Co. PLC	570	86,492
Pfizer Inc.	25,350	792,187
PG&E Corp.	3,780	222,302
Philip Morris International Inc.	6,990	560,878
Pioneer Natural Resources Co.	480	72,254
PNC Financial Services Group Inc. (The)[d]	2,550	215,577

Security	Shares	Value
PPG Industries Inc.	330	$73,550
Precision Castparts Corp.	750	150,075
Priceline Group Inc. (The)[a]	210	211,991
Principal Financial Group Inc.	1,350	63,356
Procter & Gamble Co. (The)	10,920	920,447
Prologis Inc.	2,250	101,565
Prudential Financial Inc.	2,250	170,730
Public Storage	660	132,554
PulteGroup Inc.	2,190	45,092
PVH Corp.	420	46,309
QUALCOMM Inc.	6,990	436,595
Quanta Services Inc.[a]	1,980	52,430
Quest Diagnostics Inc.	660	46,906
Ralph Lauren Corp.	390	65,087
Raytheon Co.	1,710	171,085
Realty Income Corp.	1,170	63,543
Red Hat Inc.[a]	810	51,670
Regeneron Pharmaceuticals Inc.[a]	300	124,998
Regions Financial Corp.	8,010	69,687
RenaissanceRe Holdings Ltd.	450	43,034
Reynolds American Inc.	2,160	146,772
Robert Half International Inc.	870	50,512
Rockwell Automation Inc.	1,050	114,366
Rockwell Collins Inc.	960	82,195
Roper Industries Inc.	660	101,864
Ross Stores Inc.	960	88,042
Salesforce.com Inc.[a]	2,250	127,012
SanDisk Corp.	1,110	84,260
SBA Communications Corp. Class Aa	450	52,515
Schlumberger Ltd.	7,680	632,755
Seagate Technology PLC	1,230	69,421
Sealed Air Corp.	1,260	51,030
Sempra Energy	1,470	164,522
Sensata Technologies Holding NVa	1,380	68,062
Sherwin-Williams Co. (The)	750	203,452
Sigma-Aldrich Corp.	1,530	210,406
Simon Property Group Inc.	1,230	244,352
Spectra Energy Corp.	9,180	306,979
St. Jude Medical Inc.	1,350	88,925
Stanley Black & Decker Inc.	1,050	98,332
Staples Inc.	4,110	70,076
Starbucks Corp.	3,270	286,223
State Street Corp.	2,280	163,043
Stryker Corp.	1,590	144,769
SunTrust Banks Inc.	2,700	103,734

SCHEDULES OF INVESTMENTS	59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2015

Security	Shares	Value
Superior Energy Services Inc.	3,120	$62,400
Symantec Corp.	3,480	86,200
Sysco Corp.	2,730	106,934
T. Rowe Price Group Inc.	1,230	96,826
Target Corp.	1,950	143,539
TD Ameritrade Holding Corp.	1,260	40,811
TE Connectivity Ltd.	1,680	111,535
Tesla Motors Inc.[a]	330	67,188
Tesoro Corp.	2,790	228,027
Texas Instruments Inc.	4,410	235,714
Textron Inc.	1,410	60,010
Thermo Fisher Scientific Inc.	1,770	221,622
Tiffany & Co.	600	51,984
Time Warner Cable Inc.	1,230	167,440
Time Warner Inc.	4,530	353,023
TJX Companies Inc. (The)	3,240	213,646
Towers Watson & Co. Class A	420	49,770
TransDigm Group Inc.	330	67,825
Travelers Companies Inc. (The)	2,040	209,753
TripAdvisor Inc.[a]	480	32,165
Twenty-First Century Fox Inc. Class A	4,260	141,262
Twenty-First Century Fox Inc. Class B	3,600	114,660
Twitter Inc.[a]	1,110	41,658
U.S. Bancorp	7,290	305,524
Under Armour Inc. Class Aa	630	45,410
Union Pacific Corp.	3,330	390,309
United Parcel Service Inc.	1,920	189,773
United Rentals Inc.[a]	960	79,536
United Technologies Corp. Class B	4,170	478,633
UnitedHealth Group Inc.	4,290	455,812
Unum Group	1,860	57,772
Varian Medical Systems Inc.[a]	600	55,536
Verisk Analytics Inc. Class Aa	810	52,124
Verizon Communications Inc.	16,230	741,873
Vertex Pharmaceuticals Inc.[a]	600	66,084
VF Corp.	1,530	106,136
Viacom Inc. Class B NVS	1,920	123,686
Visa Inc. Class A	2,040	520,016
VMware Inc. Class Aa	510	39,321
Vornado Realty Trust	600	66,264
Voya Financial Inc.	900	35,109
W.W. Grainger Inc.	360	84,902
Wal-Mart Stores Inc.	6,570	558,319
Walgreens Boots Alliance Inc.	3,990	294,262
Walt Disney Co. (The)	6,900	627,624

Security	Shares	Value
Waters Corp.[a]	360	$42,858
Wells Fargo & Co.	20,370	1,057,610
Western Digital Corp.	1,140	110,842
Western Union Co.	2,820	47,940
Whirlpool Corp.	270	53,752
Whole Foods Market Inc.	1,770	92,208
Williams Companies Inc. (The)	4,800	210,528
Wynn Resorts Ltd.	420	62,139
Xerox Corp.	7,350	96,799
Xilinx Inc.	1,770	68,278
XL Group PLC	2,040	70,360
Xylem Inc.	1,290	43,989
Yahoo! Inc.[a]	4,230	186,078
Yum! Brands Inc.	1,560	112,757
Zimmer Holdings Inc.	960	107,616
Zoetis Inc.	1,740	74,350

		70,845,587

TOTAL COMMON STOCKS
(Cost: $141,472,190)		138,531,705

PREFERRED STOCKS — 0.96%

BRAZIL — 0.49%
AES Tiete SA	9,000	55,525
Banco Bradesco SA	12,000	150,793
Companhia Energetica de Minas Gerais	15,000	66,556
Companhia Energetica de Sao Paulo Class B	9,000	78,996
Companhia Paranaense de Energia Class B	3,000	34,871
Itau Unibanco Holding SA	12,000	147,083
Vale SA Class A	24,000	147,977

		681,801
GERMANY — 0.32%
Bayerische Motoren Werke AG	1,110	94,131
Henkel AG & Co. KGaA	930	106,625
Porsche Automobil Holding SE	810	68,060
Volkswagen AG	810	181,255

		450,071
SOUTH KOREA — 0.15%
Hyundai Motor Co. Ltd.	420	44,166
Hyundai Motor Co. Ltd. Series 2	480	52,670
Samsung Electronics Co. Ltd.	120	116,972

		213,808

TOTAL PREFERRED STOCKS
(Cost: $1,418,155)		1,345,680

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2015

Security	Shares	Value
RIGHTS — 0.01%

SPAIN — 0.01%
Banco Santander SAa	53,520	$8,153

		8,153

TOTAL RIGHTS
(Cost: $9,211)		8,153

SHORT-TERM INVESTMENTS — 0.45%

MONEY MARKET FUNDS — 0.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d,e,f]	329,879	329,879
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	19,844	19,844
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	287,804	287,804

		637,527

TOTAL SHORT-TERM INVESTMENTS
(Cost: $637,527)		637,527

TOTAL INVESTMENTS IN SECURITIES — 100.23%
(Cost: $143,537,083)		140,523,065
Other Assets, Less Liabilities — (0.23)%		(317,999)

NET ASSETS — 100.00%		$140,205,066

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments   (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.83%

AUSTRIA — 0.62%
Erste Group Bank AG	55,275	$1,199,161
IMMOEAST AG Escrow[a]	740	—
IMMOFINANZ AGa	190,280	434,596
IMMOFINANZ AG Escrow[a]	328	—
Raiffeisen International Bank Holding AGb	23,115	271,275
Vienna Insurance Group AG	7,705	327,052

		2,232,084
BELGIUM — 1.53%
Ageas	43,550	1,490,538
Groupe Bruxelles Lambert SA	16,080	1,332,423
KBC Groep NVa	49,580	2,669,586

		5,492,547
DENMARK — 1.07%
Danske Bank A/S	129,980	3,371,216
Tryg A/S	4,020	471,049

		3,842,265
FINLAND — 1.20%
Sampo OYJ	88,775	4,299,648

		4,299,648
FRANCE — 11.41%
AXA SA	360,125	8,475,122
BNP Paribas SA	210,045	11,086,861
CNP Assurances SA	34,170	601,137
Credit Agricole SA	204,350	2,436,277
Eurazeo	7,705	542,202
Fonciere des Regions	5,695	584,750
Gecina SA	5,695	746,441
Icade	7,370	643,378
Klepierre	36,740	1,733,412
Natixis SA	185,255	1,181,557
SCOR SE	30,485	951,698
Societe Generale	143,715	5,811,550
Unibail-Rodamco SE	19,430	5,483,640
Wendel	6,365	714,308

		40,992,333
GERMANY — 10.94%
Allianz SE Registered	90,785	14,998,148
Commerzbank AGa	191,955	2,311,247
Deutsche Annington Immobilien SE	48,575	1,688,286
Deutsche Bank AG Registered	273,360	7,958,608

Security	Shares	Value
Deutsche Boerse AG	38,190	$2,931,788
Deutsche Wohnen AG Bearer	56,615	1,471,962
Hannover Rueck SE Registered	11,725	1,051,077
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	34,170	6,863,529

		39,274,645
IRELAND — 0.46%
Bank of Ireland[a]	5,454,805	1,649,668

		1,649,668
ITALY — 6.16%
Assicurazioni Generali SpA	231,485	4,884,802
Banca Monte dei Paschi di Siena SpA[a]	945,615	426,832
Banco Popolare SCa	71,690	907,682
Exor SpA	19,430	794,152
Intesa Sanpaolo SpA	2,307,145	6,763,889
Intesa Sanpaolo SpA RNC	184,920	472,436
Mediobanca SpA	119,595	1,037,819
UniCredit SpA	871,670	5,149,336
Unione di Banche Italiane SpA	169,845	1,171,053
UnipolSai SpA	180,565	500,839

		22,108,840
NETHERLANDS — 3.79%
AEGON NV	361,800	2,588,861
Delta Lloyd NV	39,530	748,516
ING Groep NV CVA[a]	764,805	9,597,055
NN Group NVa	24,455	665,622

		13,600,054
NORWAY — 0.97%
DNB ASA	193,630	2,805,580
Gjensidige Forsikring ASA	39,530	665,591

		3,471,171
PORTUGAL — 0.14%
Banco Comercial Portugues SA Registered[a]	6,989,440	496,896

		496,896
SPAIN — 10.18%
Banco Bilbao Vizcaya Argentaria SA	1,189,421	10,200,740
Banco de Sabadell SA	676,365	1,712,720
Banco Popular Espanol SA	354,095	1,500,018
Banco Popular Espanol SA New	1,594	6,752
Banco Santander SA	2,735,338	18,396,691
Bankia SAa	913,545	1,195,833
Bankinter SA	133,665	930,497

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

January 31, 2015

Security	Shares	Value
CaixaBank SA	454,260	$1,980,725
Mapfre SA	183,245	617,247

		36,541,223
SWEDEN — 7.13%
Industrivarden AB Class C	32,495	579,787
Investment AB Kinnevik	46,565	1,394,848
Investor AB Class B	90,450	3,299,846
Nordea Bank AB	602,330	7,667,057
Skandinaviska Enskilda Banken AB Class A	301,165	3,636,937
Svenska Handelsbanken AB Class A	98,825	4,692,499
Swedbank AB Class A	179,560	4,354,180

		25,625,154

SWITZERLAND — 11.52%
Baloise Holding AG Registered	9,380	1,223,412
Credit Suisse Group AG Registered	302,840	6,402,085
Julius Baer Group Ltd.[a]	44,220	1,807,154
Pargesa Holding SA Bearer	6,030	435,840
Partners Group Holding AG	3,350	897,897
Swiss Life Holding AG Registered[a]	6,365	1,422,362
Swiss Prime Site AG Registered[a]	11,390	987,905
Swiss Re AGa	69,680	6,293,580
UBS Group AG	723,935	12,109,515
Zurich Insurance Group AGa	29,480	9,785,546

		41,365,296

UNITED KINGDOM — 32.71%
3i Group PLC	192,960	1,331,082
Aberdeen Asset Management PLC	182,575	1,200,215
Admiral Group PLC	38,525	837,823
Aviva PLC	584,240	4,633,044
Barclays PLC	3,255,530	11,448,724
British Land Co. PLC (The)	191,620	2,387,253
Direct Line Insurance Group PLC	297,480	1,396,204
Friends Life Group Ltd.	281,065	1,681,773
Hammerson PLC	155,775	1,610,805
Hargreaves Lansdown PLC	46,900	712,140
HSBC Holdings PLC	3,796,220	34,756,620
ICAP PLC	109,210	766,970
Intu Properties PLC	182,240	999,028
Investec PLC	109,545	921,344
Land Securities Group PLC	156,780	2,999,862
Legal & General Group PLC	1,177,190	4,736,532

Security	Shares	Value
Lloyds Banking Group PLC[a]	11,319,315	$12,537,859
London Stock Exchange Group PLC	44,555	1,582,591
Old Mutual PLC	972,505	3,040,981
Prudential PLC	508,865	12,381,088
Royal Bank of Scotland Group PLC[a]	501,160	2,727,758
RSA Insurance Group PLC[a]	201,000	1,371,450
Schroders PLC	24,790	1,078,987
SEGRO PLC	147,400	912,972
Standard Chartered PLC	489,770	6,529,796
Standard Life PLC	474,025	2,869,112

		117,452,013

TOTAL COMMON STOCKS
(Cost: $405,948,649)		358,443,837

RIGHTS — 0.11%

SPAIN — 0.11%
Banco Santander SAa	2,603,670	396,645

		396,645

TOTAL RIGHTS
(Cost: $448,085)		396,645

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	260,079	260,079
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	15,645	15,645
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	7,388	7,388

		283,112

TOTAL SHORT-TERM INVESTMENTS
(Cost: $283,112)		283,112

SCHEDULES OF INVESTMENTS	63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

January 31, 2015

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $406,679,846)	$359,123,594
Other Assets, Less Liabilities — (0.02)%	(56,310)

NET ASSETS — 100.00%	$359,067,284

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments   (Unaudited)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.03%

AUSTRALIA — 0.00%
AED Oil Ltd.[a]	11,395	$—

		—
AUSTRIA — 1.67%
AMAG Austria Metall AGb	259	8,102
ams AG	2,362	92,934
Austria Technologie & Systemtechnik AG	1,020	13,214
BUWOG AG	1,664	32,522
CA Immobilien Anlagen AGc	2,821	57,157
conwert Immobilien Invest SE	2,074	24,106
DO & Co. AG	153	11,481
EVN AG	1,355	14,948
FACC AGa	663	6,060
Flughafen Wien AG	186	16,118
Lenzing AG	273	17,671
Mayr-Melnhof Karton AG	306	31,568
Oesterreichische Post AG	1,173	58,109
Palfinger AG	493	12,879
RHI AG	799	21,008
S IMMO AG	1,980	15,305
Schoeller-Bleckmann Oilfield Equipment AG	383	22,600
Semperit AG Holding	379	16,765
UNIQA Insurance Group AG	4,358	36,883
Wienerberger AG	4,054	57,299
Zumtobel Group AG	986	22,665

		589,394
BELGIUM — 2.61%
Ablynx NVa	1,858	21,931
Ackermans & van Haaren NV	803	95,372
Agfa-Gevaert NVa	6,222	14,527
Barco NV	391	25,145
Befimmo SA	683	52,094
bpost SA	2,008	52,841
Cofinimmo SA	578	70,606
Compagnie d’Entreprises CFE SA	262	24,953
Compagnie Maritime Belge SA	486	7,609
Econocom Group SA/NVc	2,040	16,685
Elia System Operator SA	999	43,836
Euronav SAa	2,708	31,750
EVS Broadcast Equipment SA	493	16,618
Exmar NV	1,071	9,427

Security	Shares	Value
Fagron	1,088	$44,408
Galapagos NVa	897	18,402
GIMV NV	714	32,269
Ion Beam Applications SAa	646	12,666
KBC Ancora SCA[a]	1,090	32,737
Kinepolis Group NV	544	23,880
Melexis NV	697	34,922
Mobistar SAa	1,037	23,006
NV Bekaert SA	1,343	40,547
Nyrstar NVa	10,095	37,923
Ontex Group NVa	1,153	29,906
RHJ International SAa	2,686	14,094
SA D’Ieteren NV	768	24,804
Tessenderlo Chemie NVa,c	1,116	28,858
ThromboGenics NVa,c	1,156	9,060
Warehouses De Pauw SCA	425	32,612

		923,488
DENMARK — 3.16%
ALK-Abello A/S	209	23,793
Alm. Brand A/Sa	2,771	14,366
Ambu AS	864	18,336
Auriga Industries A/S Class Ba	459	21,708
Bang & Olufsen A/S Class Ba,c	1,567	10,855
Bavarian Nordic A/Sa	850	26,221
Christian Hansen Holding A/S	3,400	141,269
D/S Norden A/Sc	935	19,389
DFDS A/S	238	22,945
FLSmidth & Co. A/Sc	1,663	70,383
Genmab A/Sa	1,445	96,992
GN Store Nord A/S	5,423	121,664
Jyske Bank A/S Registered[a]	2,438	110,464
Matas A/S	1,088	23,584
NKT Holding A/S	833	42,793
PER Aarsleff A/S Class B	75	16,906
Rockwool International A/S Class B	238	25,507
Royal Unibrew A/Sa	289	49,284
Schouw & Co. A/S	374	17,348
SimCorp A/S	1,343	38,986
Solar Holdings A/S Class B	238	10,535
Spar Nord Bank AS	3,247	29,286
Sydbank A/Sa	2,426	68,401
Topdanmark A/Sa	2,856	95,591

		1,116,606
FINLAND — 2.45%
Amer Sports OYJ Class A	4,011	76,402

SCHEDULES OF INVESTMENTS	65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Cargotec Corp. OYJ Class B	1,293	$41,409
Caverion Corp.	3,482	32,534
Citycon OYJ	9,367	31,774
Cramo OYJ	1,207	18,605
Elektrobit OYJ	2,079	9,619
F-Secure OYJ	3,213	8,303
Huhtamaki OYJ	2,948	80,805
Kemira OYJ	3,415	39,076
Kesko OYJ Class B	2,189	79,960
Konecranes OYJ[c]	1,606	48,950
Metsa Board OYJ Class B	5,635	33,702
Oriola-KD OYJ Class Ba	3,111	12,673
Outokumpu OYJ[a,c]	6,494	35,190
Outotec OYJ[c]	5,729	33,133
PKC Group OYJ	765	16,661
Ramirent OYJ	2,244	18,511
Sanitec OYJ[a]	2,074	23,818
Sanoma OYJ	2,839	17,860
Sponda OYJ	7,378	33,969
Stockmann OYJ Abp Class B	1,071	7,427
Technopolis OYJ	3,519	15,963
Tieto OYJ	1,761	43,261
Uponor OYJ	1,972	30,042
Valmet OYJ	4,403	56,642
YIT OYJ[c]	3,536	20,609

		866,898
FRANCE — 7.15%
AB Science SAa	391	6,508
Air France-KLM[a,c]	4,733	41,910
Akka Technologies SA	306	11,084
Albioma SA	708	13,167
ALTEN	901	37,772
Altran Technologies SA	5,021	44,517
APERAM SAa	1,632	42,800
Belvedere SAa,c	898	10,174
Beneteau SAa	1,326	19,377
Boiron SA	278	28,422
Bonduelle SCA	527	11,894
BOURBON SA	671	13,891
CGG[a,c]	5,614	31,473
Club Mediterranee SAa	748	20,756
Coface SAa	3,407	41,618
Compagnie Plastic Omnium SA	2,176	62,873
DBV Technologies SAa	323	15,633
Derichebourg	3,519	13,732

Security	Shares	Value
Eiffage SA	1,441	$70,296
Elior Participations SCA[a,b]	2,618	41,330
Eramet[a]	187	15,052
Etablissements Maurel et Prom[a]	3,230	26,119
Euler Hermes Group	484	47,495
Eurofins Scientific SE	313	80,707
Faiveley Transport SA	255	15,478
Faurecia	2,131	86,137
FFP[a]	255	16,877
GameLoft SAa	2,839	9,451
Gaztransport Et Technigaz SA	579	32,721
Genfit[a]	612	39,710
Groupe Fnac[a]	385	19,338
Guerbet	187	6,943
Havas SA	9,247	71,478
Ingenico SA	1,594	166,708
Innate Pharma SAa	1,433	14,909
Interparfums SA	357	10,555
Ipsen SA	1,156	58,832
Ipsos SA	1,241	32,328
Jacquet Metal Service SA	515	8,979
Korian-Medica	1,234	46,635
LISI	595	14,771
M6-Metropole Television	2,037	37,238
Mercialys	1,768	42,745
Mersen	544	12,830
Montupet	208	16,564
MPI	3,162	10,847
Naturex	221	11,564
Neopost SA	1,209	62,758
Nexans SAa	1,059	33,467
Nexity	969	38,195
NextRadioTV	307	8,869
Norbert Dentressangle SA	106	15,640
Orpea SA	1,275	83,003
Rallye SA	786	29,536
Rubis SCA	1,225	71,039
Saft Groupe SA	935	29,944
Sartorius Stedim Biotech SA	153	29,791
SEB SA	799	54,702
Societe Television Francaise 1	4,097	64,911
Soitec SAa,c	6,640	6,669
Solocal Group[a]	31,991	26,967
Sopra Steria Group	459	35,791
Stallergenes SA	153	9,102

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Tarkett SA	697	$14,299
Technicolor SA Registered[a]	9,901	59,328
Teleperformance	1,984	142,368
Trigano SA	238	7,088
Ubisoft Entertainment SAa	3,366	67,953
Valneva SEa	1,710	7,854
Vicat SA	629	44,234
Vilmorin & Cie SA	236	20,773
Virbac SA	153	34,047

		2,530,566
GERMANY — 9.62%
Aareal Bank AG	1,641	62,285
AIXTRON SEa	3,704	29,371
Alstria Office REIT AG	2,635	33,734
Amadeus Fire AG	187	13,927
Aurelius AG	731	29,276
Aurubis AG	1,139	61,913
BayWa AG Registered[c]	510	20,062
Bechtle AG	510	43,198
Bertrandt AG	162	21,316
Bijou Brigitte modische Accessoires AG	168	10,108
Bilfinger Berger SE	1,583	82,922
Borussia Dortmund GmbH & Co. KGaA	2,581	11,612
BRAAS Monier Building Group SAa	795	16,242
CANCOM SEc	493	21,174
Carl Zeiss Meditec AG Bearer[c]	1,156	30,466
Cewe Stiftung & Co. KGAA	204	11,952
Comdirect Bank AG	1,193	11,847
CompuGroup Medical AG	867	22,414
CTS Eventim AG & Co. KGaA	1,496	42,879
Deutsche Beteiligungs AG	425	13,189
Deutsche EuroShop AG	1,472	68,212
DEUTZ AG	3,145	14,519
Dialog Semiconductor PLC[a]	2,422	93,172
DIC Asset AG	1,632	17,066
DMG MORI SEIKI AG	2,163	70,784
DO Deutsche Office AGa	2,686	10,812
Drillisch AG	1,467	57,113
Duerr AG	889	81,058
ElringKlinger AG	1,099	38,358
Evotec AGa,c	3,655	15,133
Freenet AG	4,396	131,259
GAGFAH SAa	7,418	165,659
Gerresheimer AG	1,086	59,308
Gerry Weber International AG	884	34,171

Security	Shares	Value
Gesco AG	136	$10,658
Grammer AG	391	15,611
Grand City Properties SAa,c	2,574	42,117
Hamborner REIT AG	1,649	17,067
Hamburger Hafen und Logistik AG	897	18,458
Heidelberger Druckmaschinen AGa,c	9,062	21,301
Homag Group AG	221	8,616
Indus Holding AG	816	35,645
Jenoptik AG	1,558	20,913
KION Group AG	1,712	66,458
Kloeckner & Co. SEa	3,383	34,999
Kontron AGa	1,883	11,134
Krones AG	496	47,066
KUKA AG	922	62,447
KWS Saat AG	81	24,743
LEG Immobilien AG	1,863	142,809
LEONI AG	1,116	69,856
LPKF Laser & Electronics AG	850	9,411
Manz Automation AGa,c	102	7,379
MLP AG	2,363	9,386
MorphoSys AGa	772	66,208
MTU Aero Engines Holding AG	1,785	163,419
Nemetschek AG	170	17,755
Nordex SEa	2,244	43,846
NORMA Group SE	1,105	54,928
PATRIZIA Immobilien AGa	1,190	20,875
Pfeiffer Vacuum Technology AG	357	32,096
Rational AG	119	39,205
Rheinmetall AG	1,377	59,840
Rhoen Klinikum AG	1,717	45,494
RIB Software AGc	952	12,156
SAF-Holland SA	1,547	22,886
Salzgitter AG	1,345	36,798
SGL Carbon SEa	1,290	20,547
Sixt SE	408	15,845
SLM Solutions Group AGa	425	9,016
SMA Solar Technology AGa,c	374	4,638
Software AG	2,121	56,246
Stada Arzneimittel AG	2,091	64,995
Stoeer Media SE	765	22,315
STRATEC Biomedical AG	170	9,159
Suedzucker AGc	2,822	35,427
TAG Immobilien AG	3,636	47,247
Takkt AG	1,174	20,005
Tom Tailor Holding AGa	773	9,499

SCHEDULES OF INVESTMENTS	67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Vossloh AGc	327	$20,971
Wacker Chemie AGc	535	57,354
Wacker Neuson SE	1,017	20,600
Wincor Nixdorf AG	1,024	47,001
Wirecard AG	4,030	180,633
XING AG	85	10,388
zooplus AGa,c	135	12,629

		3,402,606
HONG KONG — 0.00%
Boshiwa International Holding Ltd.[a]	20,000	387
China Hongxing Sports Ltd.[a]	198,000	1
Peace Mark Holdings Ltd.[a]	30,000	—
Real Gold Mining Ltd.[a]	27,000	35
Titan Petrochemicals Group Ltd.[a]	400,000	1

		424
IRELAND — 1.80%
Aer Lingus Group PLC	7,667	18,601
C&C Group PLC	11,883	46,531
FBD Holdings PLC	765	9,496
Glanbia PLC	6,222	100,403
Hibernia REIT PLC[a]	23,276	29,260
Irish Continental Group PLC	5,270	19,625
Kingspan Group PLC	4,981	90,242
Origin Enterprises PLC[a]	932	8,267
Paddy Power PLC	1,530	119,562
Smurfit Kappa Group PLC	7,961	196,381

		638,368
ISRAEL — 0.04%
Africa Israel Investments Ltd.[a]	1	—
Plus500 Ltd.	1,615	13,826

		13,826
ITALY — 6.11%
A2A SpA	44,098	41,999
ACEA SpA	1,992	22,389
Amplifon SpA	3,383	20,233
Anima Holding SpA[a,b]	6,889	34,454
Ansaldo STS SpA	4,152	41,723
Astaldi SpA	1,870	11,880
Autogrill SpA[a]	4,471	38,269
Autostrada Torino-Milano SpA	1,378	17,292
Azimut Holding SpA	3,473	81,086
Banca Carige SpA[a]	202,844	13,619
Banca Generali SpA	2,023	56,478
Banca IFIS SpA	731	12,580

Security	Shares	Value
Banca Popolare dell’Emilia Romagna SCa	16,537	$111,874
Banca Popolare di Milano Scarl[a]	143,608	115,383
Banca Popolare di Sondrio Scarl	16,082	62,610
Beni Stabili SpA SIIQ	38,624	28,832
Brembo SpA	927	32,637
Brunello Cucinelli SpA	731	15,021
Buzzi Unicem SpA	2,618	32,143
Cementir Holding SpA	1,788	11,965
Cerved Information Solutions SPA[a]	3,348	18,097
CIR SpA[a]	13,651	15,066
Credito Emiliano SpA	3,060	23,861
Credito Valtellinese SCa	38,655	43,620
Danieli & C. Officine Meccaniche SpA	428	10,490
Danieli & C. Officine Meccaniche SpA RNC	1,329	21,776
Davide Campari-Milano SpA	10,166	68,831
De’Longhi SpA	1,855	33,450
DiaSorin SpA	791	31,536
Ei Towers SpA[a]	608	30,126
ERG SpA	1,904	22,667
Esprinet SpA	1,122	7,666
Fincantieri SpA[a]	18,581	15,243
FinecoBank Banca Fineco SpA[a]	7,477	40,263
Geox SpA[a,c]	2,922	9,879
GTECH SpA	2,231	43,806
Hera SpA	21,100	51,668
Immobiliare Grande Distribuzione SIIQ SpA	13,276	10,921
Industria Macchine Automatiche SpA	408	18,016
Interpump Group SpA	2,510	35,717
Iren SpA	17,562	20,393
Italcementi SpA	6,783	46,691
Maire Tecnimont SpA[a,c]	3,961	8,761
MARR SpA	1,258	21,989
Mediaset SpA[a]	24,414	111,137
Mediolanum SpA	7,837	55,759
Moncler SpA	3,443	51,208
Piaggio & C. SpA[a,c]	6,273	19,113
RCS MediaGroup SpA[a]	8,450	10,346
Recordati SpA	3,315	54,803
Reply SpA	170	13,170
Safilo Group SpA[a,c]	1,340	19,128
Salini Impregilo SpA[a]	6,795	24,767
Salvatore Ferragamo SpA	1,743	50,470

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Saras SpA[a]	9,231	$10,323
SAVE SpA	629	9,426
Societa Cattolica di Assicurazioni Scrl	4,639	35,807
Societa Iniziative Autostradali e Servizi SpA	2,501	25,005
Sorin SpA[a]	12,512	29,057
Tod’s SpA[c]	429	44,053
Trevi Finanziaria Industriale SpA	3,201	9,681
Unipol Gruppo Finanziario SpA	7,123	35,930
Vittoria Assicurazioni SpA	1,029	10,735
World Duty Free SpA[a]	4,435	48,896
Yoox SpA[a,c]	1,768	38,326

		2,160,140
NETHERLANDS — 3.23%
Aalberts Industries NV	3,394	98,085
Accell Group NV	799	12,172
Amsterdam Commodities NV	578	13,792
Arcadis NV	2,074	63,086
ASM International NVc	1,703	69,884
BE Semiconductor Industries NV	969	19,792
BinckBank NV	1,886	15,536
Brunel International NV	731	11,899
Corbion NV	1,937	32,219
Eurocommercial Properties NV	1,380	61,512
Euronext NVa,b	2,090	67,829
Exact Holding NV	468	16,826
Fugro NV CVA	2,536	55,031
Grontmij NVa	2,635	10,630
IMCD Group NVa	1,043	33,073
Kendrion NV	442	12,138
Koninklijke BAM Groep NVc	8,042	24,312
Koninklijke Ten Cate NV	1,003	22,297
NSI NV	4,641	20,734
Nutreco NV	2,400	122,008
PostNL NVa	15,042	54,742
Royal Imtech NVa,c	3,197	14,900
SBM Offshore NVa	6,397	69,927
TKH Group NV	1,224	38,149
TomTom NVa	3,502	23,166
USG People NV	2,278	26,452
VastNed Retail NV	663	32,878
Wereldhave NV	1,142	82,205
Wessanen	2,724	17,423

		1,142,697

Security	Shares	Value
NORWAY — 3.16%
Akastor ASA[c]	5,253	$12,878
Aker ASA Class A	884	18,819
Aker Solutions ASA[a]	5,186	25,319
American Shipping ASA	1,422	5,504
Archer Ltd.[a,c]	9,078	3,596
Atea ASA	2,749	30,414
Austevoll Seafood ASA	3,179	18,581
Avance Gas Holding Ltd.[b]	743	9,515
Bakkafrost P/F	1,253	26,028
Borregaard ASA	3,247	22,832
BW LPG Ltd.[b,c]	2,601	16,105
BW Offshore Ltd.	10,697	10,227
Deep Sea Supply PLC	7,718	4,073
Det norske oljeselskap ASA[a,c]	3,502	14,549
DNO ASA[a,c]	21,039	46,147
Fred Olsen Energy ASA	1,207	10,076
Golden Ocean Group Ltd.[c]	9,990	6,202
Hexagon Composites ASA	2,295	5,597
Hoegh LNG Holdings Ltd.[a]	1,324	13,068
Kongsberg Automotive ASA[a]	13,379	10,513
Kvaerner ASA	6,375	7,436
Leroey Seafood Group ASA	748	26,251
Marine Harvest ASA	10,452	136,879
Nordic Semiconductor ASA[a]	3,349	23,117
Norwegian Air Shuttle ASA[a,c]	956	37,497
Norwegian Property ASA[a]	10,149	13,618
Ocean Yield ASA	1,479	8,969
Opera Software ASA[c]	4,138	54,725
Petroleum Geo-Services ASA[c]	7,415	40,201
Prosafe SE	8,330	22,248
REC Silicon ASA[a,c]	68,306	14,656
REC Solar ASA[a]	1,165	15,332
Salmar ASA	1,701	26,227
Schibsted ASA	2,586	166,828
SpareBank 1 Nord-Norge	3,434	16,615
SpareBank 1 SMN	4,097	29,074
Stolt-Nielsen Ltd.	1,037	16,323
Storebrand ASA[a]	15,270	46,103
TGS-NOPEC Geophysical Co. ASA[c]	3,501	81,083
Thin Film Electronics ASA[a]	12,563	9,855
Wilh Wilhelmsen ASA	2,373	13,257

		1,116,337
PORTUGAL — 0.70%
Altri SGPS SA	3,587	12,427

SCHEDULES OF INVESTMENTS	69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Banco BPI SAa,c,d	12,598	$11,856
BANIF — Banco Internacional do Funchal SAa	1,398,437	9,468
CTT-Correios de Portugal SA	5,143	54,264
Mota-Engil SGPS SAc	2,937	9,071
NOS SGPS	6,239	39,694
Portucel SA	5,365	21,746
Portugal Telecom SGPS SA Registered	19,755	14,067
Redes Energeticas Nacionais SA	5,882	16,727
Semapa — Sociedade de Investimento e Gestao SGPS SA	2,034	23,894
Sonae SGPS SA	26,715	35,090

		248,304
SINGAPORE — 0.00%
Jurong Technologies Industrial Corp. Ltd.[a]	60,000	—

		—
SOUTH KOREA — 0.01%
CNK International Co. Ltd.[a]	2,232	3,521

		3,521
SPAIN — 4.30%
Abengoa SA Class Bc	15,321	45,124
Acciona SAa	886	63,438
Acerinox SA	4,027	59,984
Almirall SAa	2,079	36,293
Applus Services SAa	2,976	31,165
Atresmedia Corporacion de Medios de Comunicacion SA	2,380	34,968
Axia Real Estate SOCIMI SAa	1,452	18,204
Bolsas y Mercados Espanoles	2,076	85,402
Carbures Europe SAa,c	1,836	4,454
Cia. de Distribucion Integral Logista Holdings SAU[a]	1,369	25,088
CIE Automotive SA	1,615	23,236
Construcciones y Auxiliar de Ferrocarriles SAc	63	21,146
Corporacion Financiera Alba SA	527	25,185
Duro Felguera SA	3,167	12,723
Ebro Foods SA	2,646	44,997
Ence Energia y Celulosa SA	5,029	15,039
Faes Farma SA	8,959	18,248
Faes Farma SA New	331	674
Fomento de Construcciones y Contratas SAa	4,523	56,093

Security	Shares	Value
Gamesa Corporacion Tecnologica SAa	8,137	$80,969
Grupo Catalana Occidente SA	1,474	42,166
Hispania Activos Inmobiliarios SAU[a]	1,902	25,477
Indra Sistemas SAc	3,486	35,652
Inmobiliaria Colonial SAa	71,434	48,366
Jazztel PLC[a]	7,494	106,130
Lar Espana Real Estate SOCIMI SAa	1,634	16,484
Liberbank SAa	50,269	35,454
Mediaset Espana Comunicacion SAa	6,357	77,439
Melia Hotels International SAc	1,662	19,102
Merlin Properties SOCIMI SAa	4,474	53,617
Miquel y Costas & Miquel SA	281	9,719
NH Hotel Group SAa	6,903	34,197
Obrascon Huarte Lain SAc	1,366	31,592
Papeles y Cartones de Europa SA	1,934	9,308
Promotora de Informaciones SAa	52,940	14,039
Prosegur Compania de Seguridad SA	9,792	54,475
Sacyr SAa	11,407	42,272
Tecnicas Reunidas SA	1,040	40,448
Tubacex SA	3,009	8,811
Tubos Reunidos SA	3,043	5,460
Viscofan SA	1,518	87,791
Zeltia SAa,c	6,285	21,419

		1,521,848
SWEDEN — 7.20%
AAK AB	935	50,850
AF AB	2,261	34,711
Arcam ABa,c	476	10,271
Avanza Bank Holding AB	735	24,256
Axfood AB	626	38,026
Axis Communications ABc	1,445	38,778
B & B Tools AB Class B	880	15,079
Betsson AB	1,247	46,775
Bilia AB	595	18,089
Billerud AB	6,069	92,439
BioGaia AB Class B	493	10,727
Byggmax Group AB	2,030	13,497
Castellum AB	5,259	82,771
Clas Ohlson AB Class B	1,251	19,357
Cloetta ABa	7,820	23,727
Com Hem Holding ABa	4,074	31,543
Concentric AB	1,427	18,285
Dios Fastigheter AB	1,445	10,874
Duni AB	1,214	17,977
Fabege AB	4,565	62,467

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Fastighets AB Balder Class Ba	2,601	$37,699
Fingerprint Cards ABa,c	1,955	7,468
Haldex AB	1,360	18,413
Hemfosa Fastigheter ABa	2,129	45,810
Hexpol AB	848	85,236
HIQ International AB	2,312	11,990
Holmen AB Class B	1,686	60,878
Hufvudstaden AB Class A	3,842	50,391
Industrial & Financial Systems Class B	595	18,341
Indutrade AB	1,088	44,375
Intrum Justitia AB	2,651	70,662
Investment AB Oresund[a]	578	11,564
JM AB	2,627	86,662
KappAhl AB	1,955	9,878
Klovern AB Class A	1,672	1,748
Klovern AB Class Ba	16,720	16,675
Kungsleden AB	5,331	40,921
LE Lundbergfortagen AB	1,333	58,428
Lindab International ABa	2,125	17,635
Loomis AB Class B	2,006	59,411
Meda AB Class A	8,550	120,615
Medivir ABa	1,003	11,912
Mekonomen AB	850	19,985
Modern Times Group MTG AB	1,921	54,432
NCC AB Class B	2,951	95,567
Net Entertainment NE AB	935	29,669
Nibe Industrier AB Class B	2,830	71,978
Nobia AB	3,927	34,108
Nolato AB	680	16,358
Nordnet AB	2,992	10,055
Opus Group ABc	6,052	5,414
Orexo ABa	547	9,241
Oriflame Cosmetics SA SDR	1,513	20,320
Peab AB	5,767	41,479
Qliro Group ABa	4,069	7,870
Ratos AB Class B	6,642	41,550
Recipharm ABa	724	12,231
Rezidor Hotel Group ABa	3,230	12,104
Saab AB Class B	2,227	54,326
SAS ABa	5,304	10,579
Scandi Standard ABa,c	1,453	9,221
SkiStar AB	1,020	10,419
SSAB AB Class Aa,c	6,904	33,600
SSAB AB Class Ba	6,630	28,604
Swedish Orphan Biovitrum ABa	5,168	54,257

Security	Shares	Value
Tethys Oil ABa	1,156	$7,791
Trelleborg AB Class B	8,231	149,049
Unibet Group PLC SDR	866	51,557
Vostok Nafta Investment Ltd.[a]	2,842	11,509
Wallenstam AB Class B	2,947	48,841
Wihlborgs Fastigheter AB	2,391	46,823

		2,546,148
SWITZERLAND — 7.34%
AFG Arbonia-Forster Holding AG Registered	544	9,726
Allreal Holding AG Registered	460	72,246
Ascom Holding AG Registered	1,349	20,747
Autoneum Holding AGa	100	16,738
Banque Cantonale Vaudoise Registered	102	59,478
Basilea Pharmaceutica Registered[a]	334	38,662
BKW AG	510	15,244
Bossard Holding AG	204	21,108
Bucher Industries AG Registered	226	55,514
Burckhardt Compression Holding AG	102	31,541
Burkhalter Holding AG	148	15,684
Cembra Money Bank AG	748	45,528
Clariant AG Registered	10,118	162,759
Comet Holding AG Registered	28	17,651
Cosmo Pharmaceuticals SpA	153	22,949
Daetwyler Holding AG Bearer	238	28,377
Dufry AG Registered[a,c]	976	143,846
EFG International AG	1,930	20,851
Emmi AG	73	23,882
Evolva Holding SAa	8,279	12,958
Flughafen Zurich AG Registered	134	91,173
Forbo Holding AG Registered[a]	45	43,701
Galenica Holding AG Registered	154	123,947
GAM Holding AG	5,405	95,757
Gategroup Holding AGa	863	23,919
Georg Fischer AG Registered[a]	139	83,320
Helvetia Holding AG Registered	218	111,245
Huber & Suhner AG Registered	476	21,186
Implenia AG Registered	527	28,783
Inficon Holding AG Registered	64	21,425
Intershop Holdings AG Bearer	39	15,684
Kaba Holding AG Class B Registered	105	52,725
Komax Holding AG Registered	119	17,914
Kudelski SA Bearer	1,309	15,010
Kuoni Reisen Holding AG Class B Registered[a]	115	38,498

SCHEDULES OF INVESTMENTS	71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Leonteq AG	136	$29,978
Logitech International SA Registered	5,351	78,807
Meyer Burger Technology AGa,c	3,111	19,341
Mobilezone Holding AG Bearer[a]	731	8,740
Mobimo Holding AG Registered	221	51,019
Myriad Group AGa	2,702	11,630
OC Oerlikon Corp. AG Registered[a]	6,254	71,373
Orascom Development Holding AGa	408	6,984
Panalpina Welttransport Holding AG Registered	451	55,147
PSP Swiss Property AG Registered	1,393	143,759
Rieter Holding AG Registered[a]	119	17,241
Santhera Pharmaceutical Holding AGa,c	131	15,022
Schmolz + Bickenbach AG Registered[a]	19,601	17,470
Schweiter Technologies AG Bearer	32	24,520
SFS Group AGa	356	23,255
Siegfried Holding AG Registered	136	22,646
St Galler Kantonalbank AG Registered	89	33,736
Straumann Holding AG Registered	346	78,259
Swissquote Group Holding SA Registered	357	9,313
Tecan AG Registered	340	34,275
Temenos Group AG Registered[a]	2,096	63,902
U-Blox AG	196	28,078
Valiant Holding AG Registered	561	45,731
Valora Holding AG Registered	102	24,634
Vetropack Holding AG Bearer	9	13,069
Vontobel Holding AG Registered	908	30,347
Zehnder Group AG Bearer	391	16,999

		2,595,051
UNITED KINGDOM — 38.48%
888 Holdings PLC	5,236	11,108
Abcam PLC	5,899	38,274
Acacia Mining PLC	5,321	22,528
Advanced Computer Software Group PLC	14,348	29,900
Advanced Medical Solutions Group PLC	7,701	15,238
Afren PLC[a,c]	36,210	2,882
Al Noor Hospitals Group PLC	1,411	19,242
Alent PLC	7,382	40,523
Allied Minds PLC[a]	3,189	20,835
Amerisur Resources PLC[a]	29,325	14,975
Amlin PLC	17,258	126,333
Anglo Pacific Group PLC	4,335	5,534
Anite PLC	11,186	13,734

Security	Shares	Value
AO World PLC[a,c]	5,797	$26,746
Arrow Global Group PLC	5,695	19,288
Ashmore Group PLC[c]	12,325	51,942
ASOS PLC[a]	1,870	77,151
Avanti Communications Group PLC[a,c]	3,182	10,371
AVEVA Group PLC	2,227	43,916
Awilco Drilling PLC[c]	527	5,576
Balfour Beatty PLC	23,902	79,695
Bank of Georgia Holdings PLC	1,369	41,759
Barratt Developments PLC	33,694	231,974
BBA Aviation PLC	15,469	78,876
Beazley PLC	17,221	74,773
Bellway PLC	4,188	114,729
Berendsen PLC	5,984	100,119
Berkeley Group Holdings PLC (The)	4,397	160,011
Betfair Group PLC	2,350	56,895
Big Yellow Group PLC	4,658	42,745
Bodycote PLC	6,630	67,712
boohoo.com PLC[a]	23,040	8,218
Booker Group PLC	50,892	114,270
Bovis Homes Group PLC	4,641	57,923
Brewin Dolphin Holdings PLC	9,605	42,325
Brit PLC[b]	3,573	14,682
Britvic PLC	8,470	89,620
BTG PLC[a]	12,615	149,867
Bwin.Party Digital Entertainment PLC[a]	25,481	40,834
Cable & Wireless Communications PLC	93,582	70,275
Cairn Energy PLC[a]	19,887	57,347
Cape PLC	4,352	13,726
Capital & Counties Properties PLC	25,774	148,917
Card Factory PLC[a]	4,358	18,000
Carillion PLC	14,691	75,571
Catlin Group Ltd.	12,469	130,529
Centamin PLC	37,428	37,607
Chemring Group PLC	6,936	22,553
Chesnara PLC	4,012	21,165
Cineworld Group PLC	6,851	43,730
Clinigen Healthcare Ltd.[a]	1,819	14,070
Close Brothers Group PLC	5,131	117,212
COLT Group SAa	12,903	25,638
Costain Group PLC	2,788	12,049
Crest Nicholson Holdings PLC	7,803	48,166
CSR PLC	5,639	72,412
Daily Mail & General Trust PLC Class A NVS	9,656	124,938

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Dairy Crest Group PLC	4,709	$34,556
Dart Group PLC	3,264	14,131
DCC PLC	2,883	152,762
De La Rue PLC	3,570	27,801
Debenhams PLC	40,409	45,669
Derwent London PLC	3,343	163,429
Devro PLC	5,853	24,746
Dialight PLC	1,122	11,796
Dignity PLC	1,683	47,015
Diploma PLC	3,723	42,300
Domino Printing Sciences PLC	3,910	40,079
Domino’s Pizza Group PLC	5,746	58,166
Drax Group PLC	13,915	75,341
DS Smith PLC	32,221	153,357
Dunelm Group PLC	3,145	41,543
DX Group PLC	7,939	10,821
Electrocomponents PLC	15,232	46,852
Elementis PLC	15,963	66,266
EnQuest PLC[a]	24,922	12,726
Enterprise Inns PLC[a]	17,884	27,773
Entertainment One Ltd.	7,038	29,174
Essentra PLC	8,160	101,721
esure Group PLC	10,098	34,973
Evraz PLC	12,971	33,196
Faroe Petroleum PLC[a,c]	8,041	7,820
Fenner PLC	7,046	19,683
Fidessa Group PLC	1,343	48,409
FirstGroup PLC[a]	41,563	62,174
Flybe Group PLC[a]	7,089	6,894
Foxtons Group PLC	7,803	22,472
Galliford Try PLC	2,844	56,212
GAME Digital PLC[a]	2,687	11,118
Gem Diamonds Ltd.[a]	3,490	7,391
Genus PLC	2,159	39,689
Globo PLC[a]	11,492	7,249
Go-Ahead Group PLC	1,428	53,125
Grafton Group PLC Units	7,616	76,581
Grainger PLC	14,331	41,735
Great Portland Estates PLC	11,791	139,103
Greencore Group PLC	13,951	64,577
Greene King PLC	7,477	94,386
Greggs PLC	3,502	43,182
Gulf Keystone Petroleum Ltd.[a,c]	30,672	21,075
GVC Holdings PLC	1,438	9,881
GW Pharmaceuticals PLC[a]	6,928	42,115

Security	Shares	Value
Halfords Group PLC	6,919	$46,139
Halma PLC	12,994	135,927
Hansteen Holdings PLC	23,749	40,234
Hargreaves Services PLC	1,258	10,958
Hays PLC	48,277	112,531
Helical Bar PLC	3,791	21,721
HellermannTyton Group PLC	7,194	34,143
Henderson Group PLC	37,281	133,206
Hikma Pharmaceuticals PLC	5,120	181,478
Hiscox Ltd.	11,033	121,710
Hochschild Mining PLC[a]	6,664	9,058
Home Retail Group PLC	27,885	80,494
Homeserve PLC	10,319	52,291
Howden Joinery Group PLC	22,187	141,588
Hunting PLC	4,624	27,619
IG Group Holdings PLC	12,647	137,141
IGAS Energy PLC[a]	6,902	2,721
Imagination Technologies Group PLC[a]	7,360	27,082
Inchcape PLC	14,822	155,049
Indivior PLC[a]	22,321	58,332
Infinis Energy PLC	3,842	11,206
Informa PLC	21,148	162,622
Innovation Group PLC	44,285	19,455
Intermediate Capital Group PLC	13,690	101,366
International Personal Finance PLC	8,180	53,504
Interserve PLC	5,085	40,897
ITE Group PLC	8,891	17,460
JD Wetherspoon PLC	3,319	39,430
John Menzies PLC	1,751	9,763
John Wood Group PLC	12,769	109,505
Jupiter Fund Management PLC	12,672	72,208
Just Eat PLC[a]	6,752	36,152
Just Retirement Group PLC	6,035	12,626
KAZ Minerals PLC[a,c]	9,170	27,655
Kcom Group PLC	17,969	22,400
Keller Group PLC	2,465	33,061
Kier Group PLC	1,921	45,181
Ladbrokes PLC	31,926	55,718
Laird PLC	9,299	44,524
Lancashire Holdings Ltd.	6,460	59,232
LondonMetric Property PLC	20,587	49,317
Lonmin PLC[a]	15,696	38,520
Lookers PLC	11,373	25,579
Majestic Wine PLC[c]	2,414	12,218
Man Group PLC	57,278	154,158

SCHEDULES OF INVESTMENTS	73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Marston’s PLC	19,839	$43,651
Michael Page International PLC	10,030	70,199
Micro Focus International PLC	4,479	70,768
Mitchells & Butlers PLC[a]	7,235	46,345
Mitie Group PLC	13,090	53,062
Mondi PLC	12,558	224,256
Moneysupermarket.com Group PLC	15,147	59,831
Monitise PLC[a,c]	61,359	11,980
Morgan Advanced Materials PLC	9,877	45,170
Mothercare PLC[a,c]	5,361	14,453
N Brown Group PLC	5,406	35,148
Nanoco Group PLC[a,c]	6,185	8,825
National Express Group PLC	15,139	58,094
NewRiver Retail Ltd.	3,655	16,112
Northgate PLC	4,590	42,465
Ocado Group PLC[a,c]	16,041	99,018
Ophir Energy PLC[a]	18,683	37,685
Optimal Payments PLC[a]	5,593	28,938
Oxford Instruments PLC	1,881	21,033
Pace PLC	10,390	52,182
Paragon Group of Companies PLC (The)	10,642	65,883
Partnership Assurance Group PLC	5,933	11,829
Pennon Group PLC	12,486	166,618
Petra Diamonds Ltd.[a]	13,089	30,156
Pets at Home Group PLC	8,436	27,431
Phoenix Group Holdings[c]	6,583	82,952
Playtech Ltd.	6,613	67,439
Poundland Group PLC	5,507	29,213
Premier Farnell PLC	12,886	32,707
Premier Foods PLC[a]	25,432	16,615
Premier Oil PLC	17,887	38,846
Primary Health Properties PLC	3,774	21,284
Provident Financial PLC	4,970	196,837
QinetiQ Group PLC	22,443	63,066
Quindell PLC[c]	13,653	17,327
Quintain Estates and Development PLC[a]	16,915	24,452
Redefine International PLC	30,685	25,048
Redrow PLC	7,860	33,408
Regus PLC	22,897	69,466
Renishaw PLC	1,139	39,687
Rentokil Initial PLC	63,172	114,708
Restaurant Group PLC (The)	6,953	75,135
Rightmove PLC	3,234	112,977
Rockhopper Exploration PLC[a,c]	10,829	8,417

Security	Shares	Value
Rotork PLC	2,989	$103,476
RPC Group PLC	8,658	70,544
RPS Group PLC	8,034	22,009
Safestore Holdings PLC	6,613	26,717
Salamander Energy PLC[a]	9,350	9,760
Savills PLC	4,403	48,340
Schroder REIT Ltd.	15,072	13,582
SDL PLC[a]	3,026	19,304
Senior PLC	14,399	66,954
Serco Group PLC	18,859	43,733
Shaftesbury PLC	9,571	111,835
Shanks Group PLC	14,467	21,402
SIG PLC	20,383	56,481
SOCO International PLC[a]	6,833	27,011
Spectris PLC	4,080	128,070
Speedy Hire PLC	18,853	20,599
Spirax-Sarco Engineering PLC	2,618	119,925
Spire Healthcare Group PLC[a,b]	6,003	28,941
Spirent Communications PLC	21,709	29,100
Spirit Pub Co. PLC	22,786	39,253
SSP Group PLC[a]	8,621	36,150
St James’s Place PLC	17,800	229,376
St. Modwen Properties PLC	6,477	40,682
Stagecoach Group PLC	14,960	76,887
Stobart Group Ltd.	9,503	15,165
Stock Spirits Group PLC	7,038	20,903
SuperGroup PLC[a]	1,442	20,791
SVG Capital PLC[a]	8,840	57,794
Synergy Health PLC	2,006	65,227
Synthomer PLC	9,588	35,036
TalkTalk Telecom Group PLC	18,026	86,201
Taylor Wimpey PLC	111,252	226,239
Ted Baker PLC	951	33,894
Telecity Group PLC	6,955	90,042
Telecom plus PLC	2,227	36,424
Telit Communications PLC[a]	2,913	8,925
Thomas Cook Group PLC[a]	49,980	96,308
Trinity Mirror PLC[a]	9,146	23,661
TSB Banking Group PLC[a,b]	8,000	32,117
TT electronics PLC	5,831	9,677
Tullett Prebon PLC	7,803	39,236
Tungsten Corp. PLC[a,c]	3,094	10,595
UBM PLC	15,189	120,791
UDG Healthcare PLC	8,194	48,106
Ultra Electronics Holdings PLC	2,397	62,965

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
UNITE Group PLC (The)	7,081	$52,101
Vectura Group PLC[a]	13,583	30,957
Vedanta Resources PLC	3,213	18,019
Vesuvius PLC	7,667	50,666
Victrex PLC	2,805	86,742
W.S. Atkins PLC	3,468	65,472
WH Smith PLC	4,122	83,576
Workspace Group PLC	3,791	44,980
Xaar PLC	2,771	12,808
Xchanging PLC	8,653	20,404
Zeal Network SE	236	9,922
Zoopla Property Group PLC[b,c]	7,076	19,129

		13,606,991

TOTAL COMMON STOCKS
(Cost: $38,292,166)		35,023,213

PREFERRED STOCKS — 0.68%

GERMANY — 0.47%
Biotest AG	290	35,523
Draegerwerk AG & Co. KGaA	289	29,136
Jungheinrich AG	561	34,033
Sartorius AG	304	38,936
Sixt SE	544	16,848
STO SE & Co. KGaA	85	12,469

		166,945

ITALY — 0.21%
Buzzi Unicem SpA	1,411	10,748
Italmobiliare SpA	871	15,814
Unipol Gruppo Finanziario SpA	9,189	46,932

		73,494

TOTAL PREFERRED STOCKS
(Cost: $231,679)		240,439

RIGHTS — 0.00%

SWITZERLAND — 0.00%
Cosmo Pharmaceuticals SpA[a]	153	—

		—

TOTAL RIGHTS
(Cost: $0)		—

Security	Shares	Value
WARRANTS — 0.00%

ISRAEL — 0.00%
Tower Semiconductor Ltd. (Expires 06/27/17)[a]	1	$4

		4

TOTAL WARRANTS
(Cost: $0)		4

SHORT-TERM INVESTMENTS — 5.92%

MONEY MARKET FUNDS — 5.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[e,f,g]	1,968,789	1,968,789
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,f,g]	118,432	118,432
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	4,943	4,943

		2,092,164

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,092,164)		2,092,164

TOTAL INVESTMENTS IN SECURITIES — 105.63%
(Cost: $40,616,009)		37,355,820
Other Assets, Less Liabilities — (5.63)%		(1,991,679)

NET ASSETS — 100.00%		$35,364,141

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments   (Unaudited)

iSHARES® MSCI KOKUSAI ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.55%

AUSTRALIA — 3.08%
AGL Energy Ltd.	11,044	$122,127
ALS Ltd.	5,910	22,552
Alumina Ltd.[a]	39,990	60,416
Amcor Ltd.	18,017	179,313
AMP Ltd.	45,838	205,968
APA Group	17,717	112,033
Asciano Ltd.	14,819	69,588
ASX Ltd.	3,235	96,084
Aurizon Holdings Ltd.	29,713	114,538
AusNet Services	22,360	24,378
Australia and New Zealand Banking Group Ltd.	42,097	1,081,841
Bank of Queensland Ltd.	5,952	57,985
Bendigo & Adelaide Bank Ltd.	6,752	70,354
BHP Billiton Ltd.	48,719	1,110,122
Boral Ltd.	13,502	58,882
Brambles Ltd.	24,381	201,259
Caltex Australia Ltd.	2,279	59,313
Coca-Cola Amatil Ltd.	9,632	72,759
Cochlear Ltd.	903	58,366
Commonwealth Bank of Australia	24,811	1,725,996
Computershare Ltd.	7,396	66,985
Crown Resorts Ltd.	6,192	65,628
CSL Ltd.	7,310	500,670
Dexus Property Group	14,098	84,647
Federation Centres	24,166	57,022
Flight Centre Travel Group Ltd.	989	29,121
Fortescue Metals Group Ltd.	23,564	43,307
Goodman Group	24,811	118,441
GPT Group (The)	24,940	87,788
Harvey Norman Holdings Ltd.	10,879	33,464
Healthscope Ltd.[a]	17,329	36,436
Iluka Resources Ltd.	6,579	36,222
Incitec Pivot Ltd.	27,735	77,971
Insurance Australia Group Ltd.	34,572	172,307
James Hardie Industries SE	6,751	68,451
Leighton Holdings Ltd.	1,726	27,729
Lend Lease Group	7,740	100,539
Macquarie Group Ltd.	4,326	209,375
Medibank Pvt Ltd.[a]	42,398	78,581
Metcash Ltd.[b]	12,642	14,374
Mirvac Group	53,498	80,407
National Australia Bank Ltd.	36,120	1,002,217

Security	Shares	Value
Newcrest Mining Ltd.[a]	11,137	$117,605
Novion Property Group	31,347	56,635
Orica Ltd.	6,020	85,042
Origin Energy Ltd.	17,243	143,411
Qantas Airways Ltd.[a]	8,815	17,917
QBE Insurance Group Ltd.	20,511	169,473
Ramsay Health Care Ltd.	1,935	89,584
REA Group Ltd.	688	26,548
Rio Tinto Ltd.	6,750	302,568
Santos Ltd.	15,136	92,883
Scentre Group[a]	81,552	241,333
Seek Ltd.	4,773	66,348
Sonic Healthcare Ltd.	6,496	95,307
Stockland	35,313	120,450
Suncorp Group Ltd.	19,436	222,799
Sydney Airport	16,383	63,664
Tabcorp Holdings Ltd.	14,018	49,888
Tatts Group Ltd.	24,510	73,676
Telstra Corp. Ltd.	65,448	331,290
Toll Holdings Ltd.	9,245	44,565
TPG Telecom Ltd.	4,300	22,436
Transurban Group	27,555	197,632
Treasury Wine Estates Ltd.	11,051	42,341
Wesfarmers Ltd.	17,029	578,062
Westfield Corp.	29,584	227,160
Westpac Banking Corp.	47,343	1,270,484
Woodside Petroleum Ltd.	11,180	298,456
Woolworths Ltd.	18,963	469,309
WorleyParsons Ltd.	3,225	24,160

		14,036,582
AUSTRIA — 0.08%
Andritz AG	989	53,570
Erste Group Bank AG	4,371	94,827
IMMOEAST AG Escrow[a]	5,270	—
IMMOFINANZ AGa	12,702	29,011
OMV AG	2,322	57,842
Raiffeisen International Bank Holding AGb	1,806	21,195
Vienna Insurance Group AG	516	21,903
Voestalpine AG	1,806	64,298

		342,646
BELGIUM — 0.57%
Ageas	3,221	110,242
Anheuser-Busch InBev NV	12,341	1,505,423
Belgacom SA	2,196	81,764

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2015

Security	Shares	Value
Colruyt SA	1,290	$59,487
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	1,548	128,620
Groupe Bruxelles Lambert SA	1,290	106,892
KBC Groep NVa	3,827	206,061
Solvay SA	946	129,276
Telenet Group Holding NVa	900	49,973
UCB SA	1,919	149,354
Umicore SA	1,704	71,310

		2,598,402
CANADA — 4.03%
Agnico Eagle Mines Ltd.	3,526	119,132
Agrium Inc.	2,193	234,477
Alimentation Couche-Tard Inc. Class B	6,321	248,214
AltaGas Ltd.	1,720	58,249
ARC Resources Ltd.	4,601	83,460
ATCO Ltd. Class I NVS	1,247	48,377
Bank of Montreal	9,804	563,907
Bank of Nova Scotia (The)	18,533	892,484
Barrick Gold Corp.	18,103	232,007
Baytex Energy Corp.	2,537	39,457
BCE Inc.	4,274	196,720
BlackBerry Ltd.[a,b]	7,353	74,867
Bombardier Inc. Class B	23,994	54,878
Brookfield Asset Management Inc. Class A	8,429	430,441
CAE Inc.	4,300	53,074
Cameco Corp.	6,235	87,923
Canadian Imperial Bank of Commerce/Canada	5,977	415,672
Canadian National Railway Co.	12,427	820,528
Canadian Natural Resources Ltd.	16,512	479,752
Canadian Oil Sands Ltd.	7,267	44,991
Canadian Pacific Railway Ltd.	2,623	458,154
Canadian Tire Corp. Ltd. Class A NVS	1,075	99,357
Canadian Utilities Ltd. Class A	2,064	68,580
Catamaran Corp.[a,b]	3,182	159,232
Cenovus Energy Inc.	11,825	224,479
CGI Group Inc. Class Aa,b	3,483	138,309
CI Financial Corp.	3,225	82,409
Constellation Software Inc./Canada	258	71,643
Crescent Point Energy Corp.	6,020	143,384
Dollarama Inc.	2,064	98,239
Eldorado Gold Corp.	10,277	49,442
Empire Co. Ltd. Class A	731	53,328

Security	Shares	Value
Enbridge Inc.	12,685	$615,767
Encana Corp.	11,696	143,346
Enerplus Corp.	3,417	33,228
Fairfax Financial Holdings Ltd.	301	160,239
Finning International Inc.	2,279	37,655
First Capital Realty Inc.	1,462	22,507
First Quantum Minerals Ltd.	9,288	84,899
Fortis Inc./Canada	4,042	133,602
Franco-Nevada Corp.	2,408	139,263
George Weston Ltd.	774	61,483
Gildan Activewear Inc.	1,806	105,658
Goldcorp Inc.	12,814	310,156
Great-West Lifeco Inc.	4,300	109,234
H&R Real Estate Investment Trust	1,204	23,188
Husky Energy Inc.	5,031	108,520
IGM Financial Inc.	1,806	62,116
Imperial Oil Ltd.	4,644	173,021
Industrial Alliance Insurance and Financial Services Inc.	1,247	39,792
Intact Financial Corp.	1,935	129,595
Inter Pipeline Ltd.	4,730	123,253
Keyera Corp.	1,204	71,217
Kinross Gold Corp.[a]	17,716	60,220
Loblaw Companies Ltd.	3,440	171,274
Magna International Inc. Class A	3,311	318,814
Manulife Financial Corp.	28,299	454,855
MEG Energy Corp.[a,b]	2,193	33,519
Methanex Corp.	1,462	64,755
Metro Inc. Class A	1,247	98,898
National Bank of Canada	5,074	176,917
New Gold Inc.[a]	8,213	36,079
Onex Corp.	1,505	82,790
Open Text Corp.	1,978	112,414
Pacific Rubiales Energy Corp.	4,515	10,505
Paramount Resources Ltd.[a,b]	903	20,304
Pembina Pipeline Corp.	5,074	157,989
Penn West Petroleum Ltd.	6,880	10,418
Peyto Exploration & Development Corp.	2,279	57,696
Potash Corp. of Saskatchewan Inc.	12,479	455,285
Power Corp. of Canada	5,203	125,730
Power Financial Corp.	3,483	94,193
PrairieSky Royalty Ltd.	1,978	42,697
Restaurant Brands International Inc.[a]	2,638	102,445
RioCan REIT	2,236	51,917

SCHEDULES OF INVESTMENTS	77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2015

Security	Shares	Value
Rogers Communications Inc. Class B	5,719	$203,781
Royal Bank of Canada	21,930	1,240,789
Saputo Inc.	3,784	109,048
Shaw Communications Inc. Class B	5,934	137,311
Silver Wheaton Corp.	5,375	123,740
SNC-Lavalin Group Inc.	2,279	75,580
Sun Life Financial Inc.	9,503	291,247
Suncor Energy Inc.	22,532	673,499
Talisman Energy Inc.	16,813	127,031
Teck Resources Ltd. Class B	9,073	117,710
TELUS Corp. NVS	4,436	152,502
Thomson Reuters Corp.	5,461	210,007
Toronto-Dominion Bank (The)	28,165	1,123,979
Tourmaline Oil Corp.[a,b]	2,533	69,800
TransAlta Corp.	3,827	33,563
TransCanada Corp.	11,008	490,865
Turquoise Hill Resources Ltd.[a,b]	13,163	38,307
Valeant Pharmaceuticals International Inc.[a,b]	4,902	785,472
Vermilion Energy Inc.	1,462	64,536
Yamana Gold Inc.	11,911	49,412

		18,370,798
DENMARK — 0.65%
A.P. Moeller-Maersk A/S Class A	63	123,672
A.P. Moeller-Maersk A/S Class B	101	204,851
Carlsberg A/S Class B	1,677	123,292
Coloplast A/S Class B	1,720	135,709
Danske Bank A/S	10,320	267,664
DSV A/S	2,881	90,750
ISS A/Sa	1,419	41,902
Novo Nordisk A/S Class B	30,573	1,369,480
Novozymes A/S Class B	3,569	162,790
Pandora A/S	1,849	132,490
TDC A/S	11,739	86,892
Tryg A/S	387	45,347
Vestas Wind Systems A/Sa	3,483	136,481
William Demant Holding A/Sa	433	32,812

		2,954,132
FINLAND — 0.39%
Elisa OYJ	2,365	62,903
Fortum OYJ	7,095	151,320
Kone OYJ Class B	4,902	220,990
Metso OYJ	1,634	49,637
Neste Oil OYJ[b]	2,064	57,064
Nokia OYJ	58,050	448,392

Security	Shares	Value
Nokian Renkaat OYJ	1,720	$42,487
Orion OYJ Class B	1,462	48,191
Sampo OYJ	6,923	335,302
Stora Enso OYJ Class R	8,127	78,962
UPM-Kymmene OYJ	8,385	147,514
Wartsila OYJ Abp	2,365	109,767

		1,752,529
FRANCE — 4.06%
Accor SA	2,451	122,596
Aeroports de Paris	430	51,629
Airbus Group NV	9,030	480,964
Alcatel-Lucent[a]	43,301	151,182
ALSTOM[a]	3,311	108,801
ArcelorMittal	15,222	145,371
Arkema SA	1,182	84,698
Atos SA	1,032	76,372
AXA SA	27,821	654,735
BNP Paribas SA	16,125	851,130
Bollore[b]	8,600	37,062
Bouygues SA	2,709	96,768
Bureau Veritas SA	3,096	65,769
Cap Gemini SA	2,322	169,190
Carrefour SA	9,245	290,494
Casino Guichard-Perrachon SA	817	74,419
Christian Dior SA	860	148,967
Cie de Saint-Gobain	6,751	288,957
CNP Assurances SA	2,752	48,415
Compagnie Generale des Etablissements Michelin Class B	2,838	277,757
Credit Agricole SA	15,609	186,092
Danone SA	8,901	598,341
Dassault Systemes	1,806	111,926
Edenred SA	2,709	78,014
Electricite de France SA	3,784	102,887
Essilor International SA	3,139	350,926
Eurazeo	494	34,763
Eutelsat Communications SA	2,279	78,297
Fonciere des Regions	516	52,982
GDF Suez	22,059	491,004
Gecina SA	344	45,088
Groupe Eurotunnel SE	7,009	94,160
Hermes International	344	116,631
Icade	559	48,799
Iliad SA	387	89,897
Imerys SA	258	18,662

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2015

Security	Shares	Value
JCDecaux SA	1,032	$37,248
Kering	1,204	243,743
Klepierre	2,733	128,944
L’Air Liquide SA	5,263	665,172
L’Oreal SA	3,784	679,152
Lafarge SA	2,838	194,747
Lagardere SCA	1,978	54,195
Legrand SA	3,741	201,367
LVMH Moet Hennessy Louis Vuitton SA	4,257	689,347
Natixis SA	15,675	99,975
Numericable-SFR[a]	1,502	78,306
Orange SA	28,165	496,447
Pernod Ricard SA	3,314	398,650
Peugeot SAa	6,086	88,285
Publicis Groupe SA	2,666	199,851
Remy Cointreau SA	301	22,279
Renault SA	3,053	234,994
Rexel SA	3,956	74,105
Safran SA	4,128	275,721
Sanofi	18,232	1,687,060
Schneider Electric SE	7,974	602,884
SCOR SE	2,557	79,826
SES SA Class A FDR	4,730	172,377
Societe BIC SA	430	61,139
Societe Generale	11,071	447,689
Sodexo SA	1,419	141,120
STMicroelectronics NV	10,062	84,023
Suez Environnement SA	4,988	91,776
Technip SA	1,591	93,628
Thales SA	1,591	84,023
Total SA	32,594	1,673,522
Unibail-Rodamco SE	1,462	412,614
Valeo SA	1,161	164,618
Vallourec SA	1,634	35,716
Veolia Environnement SA	6,450	118,312
Vinci SA	7,095	375,018
Vivendi SA	18,319	434,837
Wendel	516	57,908
Zodiac Aerospace	2,795	92,949

		18,497,312
GERMANY — 3.63%
adidas AGb	3,225	222,686
Allianz SE Registered	7,009	1,157,923
Axel Springer SE	774	47,662

Security	Shares	Value
BASF SE	14,104	$1,265,295
Bayer AG Registered	12,642	1,826,745
Bayerische Motoren Werke AG	5,031	587,026
Beiersdorf AG	1,505	132,129
Brenntag AG	2,322	126,611
Celesio AG	817	24,201
Commerzbank AGa	14,992	180,512
Continental AG	1,677	379,807
Daimler AG Registered	14,663	1,331,660
Deutsche Annington Immobilien SE	3,741	130,023
Deutsche Bank AG Registered	20,918	609,007
Deutsche Boerse AG	2,881	221,170
Deutsche Lufthansa AG Registered	3,526	59,903
Deutsche Post AG Registered	14,792	480,230
Deutsche Telekom AG Registered	48,117	829,939
Deutsche Wohnen AG Bearer	4,647	120,820
E.ON SE	30,960	479,508
Fraport AG Frankfurt Airport Services Worldwide	645	39,464
Fresenius Medical Care AG & Co. KGaA	3,268	242,066
Fresenius SE & Co. KGaA	5,676	325,122
GEA Group AG	2,709	123,028
Hannover Rueck SE Registered	946	84,803
HeidelbergCement AG	2,107	155,165
Henkel AG & Co. KGaA	1,806	184,947
HUGO BOSS AG	516	66,613
Infineon Technologies AG	17,458	196,552
K+S AG Registered	2,604	82,278
Kabel Deutschland Holding AGa	364	49,496
Lanxess AG	1,376	66,069
Linde AG	2,838	544,112
MAN SE	602	64,142
Merck KGaA	2,021	202,312
METRO AGa,b	2,494	76,860
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,623	526,867
Osram Licht AGa	1,242	57,295
ProSiebenSat.1 Media AG Registered	3,354	148,895
QIAGEN NVa	3,741	85,845
RTL Group SAb	602	57,009
RWE AG	7,568	210,172
SAP SE	14,190	926,495
Siemens AG Registered	12,040	1,263,548
Symrise AG	1,892	124,088

SCHEDULES OF INVESTMENTS	79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2015

Security	Shares	Value
Telefonica Deutschland Holding AG	9,546	$53,107
ThyssenKrupp AGa	7,224	188,228
United Internet AG Registered[c]	1,892	82,134
Volkswagen AG	430	95,664

		16,535,233
HONG KONG — 1.40%
AIA Group Ltd.	180,600	1,054,015
ASM Pacific Technology Ltd.[b]	4,300	39,016
Bank of East Asia Ltd. (The)	17,280	71,765
BOC Hong Kong (Holdings) Ltd.[b]	64,500	226,692
Cheung Kong Holdings Ltd.	23,000	440,519
Cheung Kong Infrastructure Holdings Ltd.	10,000	82,352
CLP Holdings Ltd.	21,500	191,891
Galaxy Entertainment Group Ltd.	43,000	226,831
Hang Lung Properties Ltd.	43,000	126,726
Hang Seng Bank Ltd.[b]	12,900	225,944
Henderson Land Development Co. Ltd.[b]	18,700	133,617
HKT Trust & HKT Ltd.[b]	50,740	66,490
Hong Kong & China Gas Co. Ltd.[b]	94,622	217,231
Hong Kong Exchanges and Clearing Ltd.[b]	18,700	430,758
Hutchison Whampoa Ltd.	33,000	437,966
Li & Fung Ltd.[b]	86,000	85,297
Link REIT (The)	43,000	291,164
MGM China Holdings Ltd.	17,200	41,972
MTR Corp. Ltd.	21,500	95,530
New World Development Co. Ltd.	79,333	94,749
PCCW Ltd.	43,000	28,617
Power Assets Holdings Ltd.	21,500	225,444
Sands China Ltd.[b]	34,400	168,820
Sino Land Co. Ltd.[b]	46,000	77,128
SJM Holdings Ltd.	43,000	63,446
Sun Hung Kai Properties Ltd.	27,000	440,868
Swire Pacific Ltd. Class A	11,000	147,691
Swire Properties Ltd.	17,200	55,349
Techtronic Industries Co. Ltd.[b]	21,893	71,722
WH Group Ltd.[a,b,d]	64,500	36,604
Wharf Holdings Ltd. (The)[b]	23,000	186,887
Wheelock and Co. Ltd.	17,000	96,474
Wynn Macau Ltd.[b]	34,400	96,057
Yue Yuen Industrial Holdings Ltd.[b]	21,500	80,001

		6,355,633

Security	Shares	Value
IRELAND — 0.64%
Bank of Ireland[a]	394,224	$119,223
CRH PLC	11,356	273,145
Endo International PLC[a]	2,193	174,585
Irish Bank Resolution Corp. Ltd.[a]	6,552	—
Jazz Pharmaceuticals PLC[a]	946	160,196
Kerry Group PLC, Class A	2,451	177,622
Medtronic PLC	21,666	1,546,952
Pentair PLC	2,880	178,013
Tyco International PLC	6,794	277,263

		2,906,999
ISRAEL — 0.24%
Bank Hapoalim BM	16,727	74,561
Bank Leumi le-Israel BMa	19,049	63,708
Bezeq The Israel Telecommunication Corp. Ltd.	23,908	38,244
Delek Group Ltd. (The)	86	21,073
Israel Chemicals Ltd.	7,052	50,798
Israel Corp. Ltd. (The)	43	13,976
Mizrahi Tefahot Bank Ltd.[a]	1,935	21,184
NICE-Systems Ltd.	946	46,529
Teva Pharmaceutical Industries Ltd.	13,202	752,920

		1,082,993
ITALY — 0.91%
Assicurazioni Generali SpA	18,189	383,825
Atlantia SpA	6,321	162,845
Banca Monte dei Paschi di Siena SpA[a,b]	69,212	31,241
Banco Popolare SCa	5,332	67,510
CNH Industrial NV	14,964	113,728
Enel Green Power SpA	28,208	55,769
Enel SpA	101,007	456,609
Eni SpA	38,657	649,975
Exor SpA	1,204	49,210
Finmeccanica SpA[a]	6,278	68,648
Intesa Sanpaolo SpA	177,719	521,021
Intesa Sanpaolo SpA RNC	14,491	37,022
Luxottica Group SpA	2,709	161,255
Mediobanca SpA	8,471	73,510
Pirelli & C. SpA	3,655	51,886
Prysmian SpA	2,795	51,726
Saipem SpA[a]	4,085	37,016
Snam SpA	31,089	152,117
Telecom Italia SpA[a]	156,090	181,952
Telecom Italia SpA RNC	100,534	94,899

80	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2015

Security	Shares	Value
Tenaris SA	7,224	$101,736
Terna Rete Elettrica Nazionale SpA	23,134	101,342
UniCredit SpA	67,403	398,179
Unione di Banche Italiane SpA	14,190	97,838
UnipolSai SpA	13,889	38,524

		4,139,383
NETHERLANDS — 1.19%
AEGON NV	27,993	200,304
Akzo Nobel NV	3,784	273,796
Altice SAa,b	1,204	100,676
ASML Holding NV	5,504	579,361
Boskalis Westminster NV	1,320	58,577
Chicago Bridge & Iron Co. NV	1,505	51,938
Delta Lloyd NV	2,923	55,348
Fiat Chrysler Automobiles NVa	13,463	177,750
Gemalto NVb	1,247	90,650
Heineken Holding NV	1,591	104,401
Heineken NV	3,569	266,939
ING Groep NV CVA[a]	58,609	735,447
Koninklijke Ahold NV	14,053	254,285
Koninklijke DSM NV	2,580	137,476
Koninklijke KPN NV	47,644	147,690
Koninklijke Philips NV	14,643	405,579
Koninklijke Vopak NV	1,118	62,557
NN Group NVa	1,892	51,497
OCI NVa	1,419	50,096
Randstad Holding NV	1,806	95,632
Reed Elsevier NV	10,664	261,615
TNT Express NV	6,795	44,657
Unilever NV CVA	24,811	1,080,442
Wolters Kluwer NV	4,386	131,381

		5,418,094
NEW ZEALAND — 0.06%
Auckland International Airport Ltd.	15,179	49,025
Contact Energy Ltd.	6,794	34,863
Fletcher Building Ltd.	9,159	55,707
Meridian Energy Ltd.	19,307	26,835
Mighty River Power Ltd.	10,750	26,216
Ryman Healthcare Ltd.	5,590	33,472
Spark New Zealand Ltd.	27,004	64,678

		290,796
NORWAY — 0.28%
DNB ASA	15,050	218,065
Gjensidige Forsikring ASA	3,139	52,853
Norsk Hydro ASA	22,102	130,037

Security	Shares	Value
Orkla ASA	12,427	$91,553
Seadrill Ltd.[b]	5,934	63,049
Statoil ASA	16,727	277,111
Subsea 7 SA	4,687	39,852
Telenor ASA	11,309	242,654
Yara International ASA	2,928	152,133

		1,267,307
PORTUGAL — 0.06%
Banco Comercial Portugues SA Registered[a,b]	540,553	38,429
Energias de Portugal SA	37,496	142,889
Galp Energia SGPS SA Class B	5,977	63,158
Jeronimo Martins SGPS SA	4,042	43,596

		288,072
SINGAPORE — 0.66%
Ascendas REIT	43,000	78,176
CapitaCommercial Trust[b]	43,000	56,249
CapitaLand Ltd.[b]	43,000	110,590
CapitaMall Trust Management Ltd.[b]	43,200	66,727
City Developments Ltd.[b]	4,000	29,710
DBS Group Holdings Ltd.[b]	29,000	424,145
Genting Singapore PLC	86,800	69,281
Global Logistic Properties Ltd.[b]	43,000	80,401
Golden Agri-Resources Ltd.	129,000	40,041
Hutchison Port Holdings Trust[b]	86,000	61,490
Jardine Cycle & Carriage Ltd.	1,000	31,262
Keppel Corp. Ltd.	23,200	149,169
Noble Group Ltd.	86,163	67,817
Oversea-Chinese Banking Corp. Ltd.[b]	45,625	350,676
SembCorp Industries Ltd.	15,000	47,779
Singapore Airlines Ltd.[b]	9,000	84,140
Singapore Exchange Ltd.[b]	14,000	80,393
Singapore Press Holdings Ltd.[b]	33,000	100,724
Singapore Technologies Engineering Ltd.	43,000	106,777
Singapore Telecommunications Ltd.	129,000	388,973
Suntec REIT[b]	43,000	59,744
United Overseas Bank Ltd.	21,000	359,752
Wilmar International Ltd.	43,000	102,328
Yangzijiang Shipbuilding Holdings Ltd.	43,000	39,406

		2,985,750
SPAIN — 1.40%
Abertis Infraestructuras SAb	6,360	124,663
ACS Actividades de Construccion y Servicios SA	2,457	85,562

SCHEDULES OF INVESTMENTS	81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2015

Security	Shares	Value
Amadeus IT Holding SA Class A	6,278	$252,134
Banco Bilbao Vizcaya Argentaria SA	91,591	785,505
Banco de Sabadell SA	50,802	128,643
Banco Popular Espanol SA	29,050	123,062
Banco Popular Espanol SA New	123	521
Banco Santander SA	210,414	1,415,153
Bankia SAa	71,724	93,887
Bankinter SA	10,363	72,141
CaixaBank SA	35,395	154,334
Distribuidora Internacional de Alimentacion SA	9,245	59,966
Enagas SA	3,329	105,561
Ferrovial SA	6,191	122,853
Gas Natural SDG SA	5,504	129,189
Grifols SA	2,365	99,412
Iberdrola SA	79,348	548,703
Inditex SA	16,770	494,582
International Consolidated Airlines Group SAa	15,891	130,008
Mapfre SA	14,276	48,088
Red Electrica Corporacion SA	1,609	137,193
Repsol SA	15,944	282,205
Telefonica SA	64,070	961,949
Zardoya Otis SA	2,690	30,628

		6,385,942
SWEDEN — 1.32%
Alfa Laval AB	5,074	94,335
Assa Abloy AB Class B	4,945	270,370
Atlas Copco AB Class A	10,363	307,290
Atlas Copco AB Class B	5,977	163,795
Boliden AB	4,730	74,217
Electrolux AB Class B	3,827	118,569
Elekta AB Class Bb	5,676	60,929
Getinge AB Class B	3,397	83,894
Hennes & Mauritz AB Class B	14,706	606,198
Hexagon AB Class B	3,698	117,344
Husqvarna AB Class B	5,207	36,193
ICA Gruppen AB	1,204	46,326
Industrivarden AB Class C	2,236	39,896
Investment AB Kinnevik	3,741	112,061
Investor AB Class B	6,880	251,000
Lundin Petroleum ABa,b	3,526	45,778
Millicom International Cellular SA SDR	1,032	65,869
Nordea Bank AB	46,096	586,756
Sandvik AB	16,641	174,608

Security	Shares	Value
Securitas AB Class B	5,375	$65,559
Skandinaviska Enskilda Banken AB Class A	23,134	279,371
Skanska AB Class B	5,633	124,952
SKF AB Class B	6,107	144,325
Svenska Cellulosa AB Class B	8,858	214,371
Svenska Handelsbanken AB Class A	7,611	361,392
Swedbank AB Class A	13,846	335,754
Swedish Match AB	2,967	96,659
Tele2 AB Class B	4,558	51,600
Telefonaktiebolaget LM Ericsson Class B	46,999	573,252
TeliaSonera AB	35,733	220,511
Volvo AB Class B	23,263	272,493

		5,995,667
SWITZERLAND — 3.94%
ABB Ltd. Registered	33,583	646,438
Actelion Ltd. Registered	1,573	174,388
Adecco SA Registered	2,580	193,209
Aryzta AG	1,333	100,187
Baloise Holding AG Registered	724	94,430
Barry Callebaut AG Registered	43	42,857
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	15	78,191
Chocoladefabriken Lindt & Sprugli AG Registered	2	125,830
Compagnie Financiere Richemont SA Class A Bearer	7,955	661,872
Credit Suisse Group AG Registered	23,266	491,847
EMS-Chemie Holding AG Registered	129	49,915
Geberit AG Registered	602	206,239
Givaudan SA Registered	133	243,001
Holcim Ltd. Registered	3,483	243,986
Julius Baer Group Ltd.	3,311	135,312
Kuehne & Nagel International AG Registered	731	100,587
Lonza Group AG Registered	730	86,643
Nestle SA Registered	49,192	3,766,726
Novartis AG Registered	35,088	3,438,056
Pargesa Holding SA Bearer	542	39,175
Partners Group Holding AG	215	57,626
Roche Holding AG Genusschein	10,707	2,893,060
Schindler Holding AG Participation Certificates	731	108,532
Schindler Holding AG Registered	258	37,576

82	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2015

Security	Shares	Value
SGS SA Registered	86	$163,578
Sika AG Bearer	43	147,314
Sonova Holding AG Registered	774	101,876
Sulzer AG Registered	387	41,117
Swatch Group AG (The) Bearer	473	188,624
Swatch Group AG (The) Registered	690	50,547
Swiss Life Holding AG Registered	473	105,700
Swiss Prime Site AG Registered	946	82,051
Swiss Re AG	5,375	485,476
Swisscom AG Registered	344	201,715
Syngenta AG Registered	1,419	461,458
Transocean Ltd.	5,590	87,977
UBS Group AG	56,115	938,655
Weatherford International Ltd.[a,b]	11,524	119,043
Zurich Insurance Group AG	2,279	756,488

		17,947,302
UNITED KINGDOM — 8.69%
3i Group PLC	14,104	97,293
Aberdeen Asset Management PLC	14,749	96,957
Admiral Group PLC	3,010	65,460
Aggreko PLC	3,847	89,787
Amec Foster Wheeler PLC	5,289	63,350
Anglo American PLC	21,070	352,209
Antofagasta PLC	5,375	52,473
ARM Holdings PLC	21,543	336,820
Ashtead Group PLC	7,740	126,477
Associated British Foods PLC	5,289	246,488
AstraZeneca PLC	19,264	1,372,274
Aviva PLC	45,021	357,018
Babcock International Group PLC	3,998	60,406
BAE Systems PLC	49,352	376,168
Barclays PLC	250,518	880,997
BG Group PLC	52,116	694,204
BHP Billiton PLC	32,379	701,732
BP PLC	280,919	1,790,807
British American Tobacco PLC	28,466	1,604,096
British Land Co. PLC (The)	13,115	163,390
BT Group PLC	123,152	772,957
Bunzl PLC	4,773	135,988
Burberry Group PLC	6,966	180,892
Capita PLC	8,944	150,181
Carnival PLC	3,010	135,486
Centrica PLC	78,305	345,527
Cobham PLC	18,275	89,670
Coca-Cola HBC AG	2,895	46,567

Security	Shares	Value
Compass Group PLC	25,762	$445,345
Croda International PLC	1,978	78,933
Diageo PLC	38,356	1,134,856
Direct Line Insurance Group PLC	21,113	99,093
Dixons Carphone PLC	15,007	98,045
easyJet PLC	2,709	75,758
Experian PLC	14,964	263,625
Fresnillo PLC	3,569	48,189
Friends Life Group Ltd.	23,263	139,196
G4S PLC	22,403	95,962
GKN PLC	24,252	134,259
GlaxoSmithKline PLC	73,960	1,629,552
Glencore PLC	162,970	609,219
Hammerson PLC	12,690	131,222
Hargreaves Lansdown PLC	3,311	50,275
HSBC Holdings PLC	292,142	2,674,731
ICAP PLC	8,901	62,511
IMI PLC	3,574	68,493
Imperial Tobacco Group PLC	14,448	677,891
Inmarsat PLC	6,364	79,715
InterContinental Hotels Group PLC	3,691	147,568
Intertek Group PLC	2,537	87,371
Intu Properties PLC	13,976	76,616
Investec PLC	8,170	68,715
ITV PLC	56,674	187,261
J Sainsbury PLC[b]	19,135	73,399
Johnson Matthey PLC	3,176	155,551
Kingfisher PLC	35,346	181,979
Land Securities Group PLC	12,470	238,604
Legal & General Group PLC	92,880	373,711
Lloyds Banking Group PLC[a]	873,072	967,060
London Stock Exchange Group PLC	3,448	122,473
Marks & Spencer Group PLC	26,101	189,890
Meggitt PLC	12,255	99,207
Melrose Industries PLC	15,866	63,147
Merlin Entertainments PLC[d]	7,783	47,166
National Grid PLC	56,631	795,681
Next PLC	2,279	247,642
Nobel Corp. PLC	3,913	63,469
Old Mutual PLC	74,313	232,374
Pearson PLC	12,513	253,897
Persimmon PLC[a]	4,687	112,067
Petrofac Ltd.	4,257	45,139
Prudential PLC	39,173	953,110
Randgold Resources Ltd.	1,419	121,159

SCHEDULES OF INVESTMENTS	83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2015

Security	Shares	Value
Reckitt Benckiser Group PLC	10,019	$847,177
Reed Elsevier PLC	18,017	312,811
Rexam PLC	10,202	65,120
Rio Tinto PLC	19,608	861,391
Rolls-Royce Holdings PLC	29,253	391,681
Royal Bank of Scotland Group PLC[a]	37,152	202,214
Royal Dutch Shell PLC Class A	60,157	1,823,260
Royal Dutch Shell PLC Class B	37,195	1,175,641
Royal Mail PLC	10,062	65,738
RSA Insurance Group PLC[a]	14,402	98,267
SABMiller PLC	14,534	791,397
Sage Group PLC (The)	16,456	118,683
Schroders PLC	1,806	78,606
SEGRO PLC	9,632	59,659
Severn Trent PLC	3,526	113,964
Shire PLC	9,030	658,307
Sky PLC	15,437	215,155
Smith & Nephew PLC	13,975	249,980
Smiths Group PLC	5,031	85,157
Sports Direct International PLC[a]	4,171	44,571
SSE PLC	14,648	353,977
Standard Chartered PLC	37,453	499,337
Standard Life PLC	35,733	216,280
Tate & Lyle PLC	7,353	74,875
Tesco PLC	126,377	426,588
Travis Perkins PLC	3,440	99,301
TUI AGa	2,881	50,929
TUI AG New[a]	3,654	63,002
Tullow Oil PLC	14,233	78,024
Unilever PLC	19,608	862,864
United Utilities Group PLC	10,151	156,574
Vodafone Group PLC	404,241	1,423,719
Weir Group PLC (The)	2,967	74,863
Whitbread PLC	2,795	210,101
William Hill PLC	12,900	73,061
Wm Morrison Supermarkets PLC	34,271	92,597
Wolseley PLC	4,126	239,322
WPP PLC	20,081	442,141

		39,583,134
UNITED STATES — 62.27%
3M Co.	9,417	1,528,379
Abbott Laboratories	22,833	1,022,005
AbbVie Inc.	24,252	1,463,608
Accenture PLC Class A	9,718	816,604
ACE Ltd.	5,160	557,074

Security	Shares	Value
Actavis PLC[a]	4,042	$1,077,355
Activision Blizzard Inc.	7,310	152,742
Adobe Systems Inc.[a]	7,267	509,635
ADT Corp. (The)	2,838	97,627
Advance Auto Parts Inc.	1,118	177,762
AES Corp. (The)	11,008	134,518
Aetna Inc.	5,418	497,481
Affiliated Managers Group Inc.[a]	817	167,910
Aflac Inc.	6,880	392,710
AGCO Corp.	1,548	67,090
Agilent Technologies Inc.	5,031	190,021
Air Products and Chemicals Inc.	3,311	482,115
Airgas Inc.	1,075	121,088
Akamai Technologies Inc.[a]	2,623	152,541
Albemarle Corp.	1,290	62,255
Alcoa Inc.	17,243	269,853
Alexion Pharmaceuticals Inc.[a]	3,010	551,552
Alleghany Corp.[a]	258	114,059
Allergan Inc.	4,515	989,959
Alliance Data Systems Corp.[a]	903	260,813
Alliant Energy Corp.	1,677	115,059
Allstate Corp. (The)	6,708	468,151
Ally Financial Inc.[a]	6,321	118,266
Altera Corp.	4,859	159,983
Altria Group Inc.	30,143	1,600,593
Amazon.com Inc.[a]	5,934	2,103,781
Ameren Corp.	3,784	171,340
American Airlines Group Inc.	2,795	137,179
American Capital Agency Corp.	5,203	112,125
American Electric Power Co. Inc.	7,568	475,346
American Express Co.	14,405	1,162,339
American International Group Inc.	21,930	1,071,719
American Realty Capital Properties Inc.	13,502	125,096
American Tower Corp.	6,106	591,977
American Water Works Co. Inc.	2,666	149,669
Ameriprise Financial Inc.	2,838	354,580
AmerisourceBergen Corp.	3,397	322,885
AMETEK Inc.	3,692	176,847
Amgen Inc.	11,696	1,780,833
Amphenol Corp. Class A	4,988	267,905
Anadarko Petroleum Corp.	7,654	625,714
Analog Devices Inc.	4,644	241,976
Annaly Capital Management Inc.	14,534	153,479
ANSYS Inc.[a]	1,419	114,471
Antero Resources Corp.[a,b]	817	28,309

84	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2015

Security	Shares	Value
Anthem Inc.	4,214	$568,721
Aon PLC	4,214	379,471
Apache Corp.	5,762	360,528
Apple Inc.	91,289	10,695,419
Applied Materials Inc.	18,490	422,312
Arch Capital Group Ltd.[a]	2,021	117,157
Archer-Daniels-Midland Co.	9,847	459,166
Arrow Electronics Inc.[a]	1,419	78,102
Ashland Inc.	1,075	127,409
Assurant Inc.	1,041	66,114
AT&T Inc.	79,120	2,604,630
Autodesk Inc.[a,b]	3,569	192,744
Autoliv Inc.	1,419	150,499
Automatic Data Processing Inc.	7,439	613,941
AutoNation Inc.[a]	1,204	71,782
AutoZone Inc.[a]	473	282,362
Avago Technologies Ltd.	3,871	398,248
AvalonBay Communities Inc.	2,021	349,613
Avery Dennison Corp.	1,333	69,676
Avnet Inc.	2,279	94,852
Avon Products Inc.	7,052	54,582
Axis Capital Holdings Ltd.	1,634	83,171
B/E Aerospace Inc.[a]	1,591	92,803
Baker Hughes Inc.	6,708	388,997
Ball Corp.	1,935	122,544
Bank of America Corp.	160,433	2,430,560
Bank of New York Mellon Corp. (The)	17,286	622,296
Baxter International Inc.	8,299	583,503
BB&T Corp.	11,008	388,472
Becton, Dickinson and Co.	2,838	391,871
Bed Bath & Beyond Inc.[a]	3,053	228,273
Berkshire Hathaway Inc. Class Ba	17,544	2,524,757
Best Buy Co. Inc.	4,601	161,955
Biogen Idec Inc.[a]	3,612	1,405,646
BioMarin Pharmaceutical Inc.[a]	2,279	221,428
BlackRock Inc.[e]	2,021	688,171
Boeing Co. (The)	10,492	1,525,222
BorgWarner Inc.	3,526	190,439
Boston Properties Inc.	2,279	316,325
Boston Scientific Corp.[a]	20,640	305,678
Bristol-Myers Squibb Co.	25,241	1,521,275
Broadcom Corp. Class A	8,428	357,642
Brown-Forman Corp. Class B NVS	1,806	160,499
Bunge Ltd.	2,150	192,490
C.H. Robinson Worldwide Inc.	2,193	156,185

Security	Shares	Value
C.R. Bard Inc.	1,161	$198,566
CA Inc.	5,074	153,742
Cablevision NY Group Class A	3,428	64,858
Cabot Oil & Gas Corp.	6,192	164,088
Calpine Corp.[a]	5,203	108,639
Camden Property Trust	1,376	106,021
Cameron International Corp.[a]	3,053	136,713
Campbell Soup Co.	3,096	141,611
Capital One Financial Corp.	8,471	620,162
Cardinal Health Inc.	5,160	429,260
CareFusion Corp.[a]	2,974	176,358
CarMax Inc.[a]	3,268	202,943
Carnival Corp.	6,063	266,529
Caterpillar Inc.	9,116	729,007
CBRE Group Inc. Class Aa	4,859	157,140
CBS Corp. Class B NVS	7,482	410,088
Celanese Corp. Series A	2,408	129,454
Celgene Corp.[a]	12,212	1,455,182
CenterPoint Energy Inc.	6,407	147,938
CenturyLink Inc.	8,772	326,055
Cerner Corp.[a]	4,644	308,129
CF Industries Holdings Inc.	774	236,364
Charles Schwab Corp. (The)	18,146	471,433
Charter Communications Inc. Class Aa	1,161	175,445
Cheniere Energy Inc.[a]	3,483	248,617
Chesapeake Energy Corp.	7,998	153,402
Chevron Corp.	28,939	2,967,116
Chipotle Mexican Grill Inc.[a]	473	335,754
Chubb Corp. (The)	3,741	366,244
Church & Dwight Co. Inc.	2,150	173,978
Cigna Corp.	4,042	431,807
Cimarex Energy Co.	1,376	142,003
Cincinnati Financial Corp.	2,408	121,628
Cintas Corp.	1,548	121,828
Cisco Systems Inc.	78,174	2,061,058
CIT Group Inc.	3,010	131,898
Citigroup Inc.	46,268	2,172,283
Citrix Systems Inc.[a]	2,451	145,246
Clorox Co. (The)	1,849	197,307
CME Group Inc./IL	4,950	422,235
CMS Energy Corp.	3,999	150,882
Coach Inc.	4,429	164,715
Cobalt International Energy Inc.[a]	4,899	44,679
Coca-Cola Co. (The)	60,243	2,480,204
Coca-Cola Enterprises Inc.	3,440	144,824

SCHEDULES OF INVESTMENTS	85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2015

Security	Shares	Value
Cognizant Technology Solutions Corp. Class Aa	9,288	$502,759
Colgate-Palmolive Co.	13,889	937,785
Comcast Corp. Class A	32,551	1,729,923
Comcast Corp. Class A Special NVS	6,579	348,029
Comerica Inc.	2,924	121,346
Computer Sciences Corp.	2,107	127,853
ConAgra Foods Inc.	6,450	228,524
Concho Resources Inc.[a]	1,720	190,662
ConocoPhillips	18,920	1,191,582
CONSOL Energy Inc.	3,655	105,812
Consolidated Edison Inc.	4,386	303,862
Constellation Brands Inc.[a]	2,666	294,460
Continental Resources Inc.[a,b]	1,462	66,375
Cooper Companies Inc. (The)	731	115,242
Core Laboratories NV	731	67,800
Corning Inc.	19,694	468,126
Costco Wholesale Corp.	6,751	965,325
Cree Inc.[a,b]	1,849	65,381
Crown Castle International Corp.	5,160	446,392
Crown Holdings Inc.[a]	2,193	97,172
CSX Corp.	15,480	515,484
Cummins Inc.	2,666	371,800
CVS Health Corp.	17,630	1,730,561
D.R. Horton Inc.	5,117	125,469
Danaher Corp.	9,632	793,484
Darden Restaurants Inc.	2,064	126,688
DaVita HealthCare Partners Inc.[a]	2,666	200,110
Deere & Co.	5,203	443,244
Delphi Automotive PLC	4,644	319,182
Delta Air Lines Inc.	3,354	158,678
Denbury Resources Inc.	6,149	42,428
DENTSPLY International Inc.	2,279	114,007
Devon Energy Corp.	5,934	357,642
Diamond Offshore Drilling Inc.[b]	989	31,183
Dick’s Sporting Goods Inc.	1,462	75,512
Digital Realty Trust Inc.	2,064	150,548
DIRECTV[a]	7,267	619,730
Discover Financial Services	7,095	385,826
Discovery Communications Inc. Series Aa	2,236	64,810
Discovery Communications Inc. Series C NVS[a]	4,128	115,089
DISH Network Corp. Class Aa	3,441	242,074
Dollar General Corp.[a]	4,688	314,377

Security	Shares	Value
Dollar Tree Inc.[a]	3,182	$226,240
Dominion Resources Inc.	8,944	687,704
Dover Corp.	2,451	171,668
Dow Chemical Co. (The)	18,103	817,531
Dr Pepper Snapple Group Inc.	3,010	232,583
DTE Energy Co.	2,623	235,178
Duke Energy Corp.	10,836	944,249
Duke Realty Corp.	5,031	109,827
Dun & Bradstreet Corp. (The)	559	64,346
E.I. du Pont de Nemours and Co.	13,932	992,098
Eastman Chemical Co.	2,279	161,558
Eaton Corp. PLC	7,396	466,614
Eaton Vance Corp. NVS	1,634	65,769
eBay Inc.[a]	16,942	897,926
Ecolab Inc.	4,042	419,438
Edison International	4,730	322,349
Edwards Lifesciences Corp.[a]	1,591	199,432
Electronic Arts Inc.[a]	4,601	252,411
Eli Lilly and Co.	15,265	1,099,080
EMC Corp.	30,745	797,218
Emerson Electric Co.	10,664	607,208
Energen Corp.	1,119	70,967
Energizer Holdings Inc.	946	121,097
Ensco PLC Class A	3,612	101,280
Entergy Corp.	2,795	244,590
EOG Resources Inc.	8,428	750,345
EQT Corp.	2,322	172,850
Equifax Inc.	1,806	152,535
Equinix Inc.	793	171,970
Equity Residential	5,246	407,142
Essex Property Trust Inc.	946	213,843
Estee Lauder Companies Inc. (The) Class A	3,655	258,006
Everest Re Group Ltd.	688	117,909
Exelon Corp.	13,138	473,494
Expedia Inc.	1,677	144,105
Expeditors International of Washington Inc.	2,967	129,599
Express Scripts Holding Co.[a]	11,438	923,161
Exxon Mobil Corp.	65,016	5,683,699
F5 Networks Inc.[a]	1,075	119,992
Facebook Inc. Class Aa	30,100	2,284,891
Family Dollar Stores Inc.	1,591	121,075
Fastenal Co.	4,429	196,648
Federal Realty Investment Trust	957	137,588

86	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2015

Security	Shares	Value
FedEx Corp.	4,128	$698,086
Fidelity National Information Services Inc.	4,429	276,502
Fifth Third Bancorp	12,771	220,938
FireEye Inc.[a,b]	989	33,438
First Republic Bank	1,849	94,151
FirstEnergy Corp.	6,536	263,597
Fiserv Inc.[a]	3,913	283,810
FleetCor Technologies Inc.[a]	1,161	163,121
Flextronics International Ltd.[a]	9,159	101,848
FLIR Systems Inc.	2,193	66,229
Flowserve Corp.	2,107	114,810
Fluor Corp.	2,408	129,045
FMC Corp.	2,068	118,910
FMC Technologies Inc.[a]	3,698	138,601
FNF Group	3,825	134,258
Foot Locker Inc.	2,193	116,711
Ford Motor Co.	55,728	819,759
Fossil Group Inc.[a]	817	79,903
Franklin Resources Inc.	6,149	316,858
Freeport-McMoRan Inc.	15,803	265,648
Frontier Communications Corp.	15,824	106,258
GameStop Corp. Class Ab	1,763	62,146
Gap Inc. (The)	3,612	148,778
Garmin Ltd.	1,849	96,814
General Dynamics Corp.	4,343	578,531
General Electric Co.	153,037	3,656,054
General Growth Properties Inc.	7,826	236,189
General Mills Inc.	9,460	496,461
General Motors Co.	19,694	642,418
Genuine Parts Co.	2,365	219,803
Genworth Financial Inc. Class Aa	7,638	53,313
Gilead Sciences Inc.[a]	23,048	2,416,122
Goldman Sachs Group Inc. (The)	6,022	1,038,253
Google Inc. Class Aa	4,300	2,311,465
Google Inc. Class Ca	4,386	2,344,405
H&R Block Inc.	4,300	147,404
Halliburton Co.	13,072	522,749
Hanesbrands Inc.	1,548	172,416
Harley-Davidson Inc.	3,440	212,248
Harris Corp.	1,763	118,350
Hartford Financial Services Group Inc. (The)	6,794	264,287
Hasbro Inc.	1,806	99,186
HCA Holdings Inc.[a]	4,601	325,751

Security	Shares	Value
HCP Inc.	6,880	$325,355
Health Care REIT Inc.	4,859	398,195
Helmerich & Payne Inc.	1,505	89,638
Henry Schein Inc.[a]	1,290	178,110
Herbalife Ltd.[b]	1,054	32,126
Hershey Co. (The)	2,365	241,727
Hertz Global Holdings Inc.[a]	6,966	142,942
Hess Corp.	4,343	293,109
Hewlett-Packard Co.	28,509	1,030,030
Hilton Worldwide Holdings Inc.[a]	6,064	157,482
HollyFrontier Corp.	2,967	106,575
Hologic Inc.[a]	3,225	97,927
Home Depot Inc. (The)	20,468	2,137,269
Honeywell International Inc.	11,309	1,105,568
Hormel Foods Corp.	2,107	107,921
Hospira Inc.[a]	2,537	160,922
Host Hotels & Resorts Inc.	11,266	257,879
Hudson City Bancorp Inc.	6,751	60,556
Humana Inc.	2,408	352,628
Huntington Bancshares Inc.	12,556	125,811
IHS Inc. Class Aa	1,032	118,814
Illinois Tool Works Inc.	5,719	532,382
Illumina Inc.[a]	2,107	411,265
Incyte Corp.[a,b]	2,322	185,087
Ingersoll-Rand PLC	4,171	276,954
Integrys Energy Group Inc.	1,161	94,157
Intel Corp.	75,551	2,496,205
Intercontinental Exchange Inc.	1,764	362,908
International Business Machines Corp.	14,448	2,215,023
International Flavors & Fragrances Inc.	1,204	127,756
International Paper Co.	6,192	326,071
Interpublic Group of Companies Inc. (The)	6,579	131,185
Intuit Inc.	4,085	354,660
Intuitive Surgical Inc.[a]	559	276,414
Invesco Ltd.	6,837	251,123
Iron Mountain Inc.	2,675	106,572
J.B. Hunt Transport Services Inc.	1,419	112,967
J.M. Smucker Co. (The)	1,531	157,923
Jacobs Engineering Group Inc.[a]	1,892	72,085
Jarden Corp.[a]	2,860	137,337
Johnson & Johnson	43,000	4,306,020
Johnson Controls Inc.	10,234	475,574
Joy Global Inc.	1,680	70,459
JPMorgan Chase & Co.	57,362	3,119,346

SCHEDULES OF INVESTMENTS	87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2015

Security	Shares	Value
Juniper Networks Inc.	5,977	$135,857
Kansas City Southern	1,720	189,355
Kellogg Co.	4,042	265,074
Keurig Green Mountain Inc.	1,849	226,613
KeyCorp	13,642	177,210
Kimberly-Clark Corp.	5,633	608,139
Kimco Realty Corp.	6,321	174,776
Kinder Morgan Inc.	27,667	1,135,730
KLA-Tencor Corp.	2,494	153,306
Kohl’s Corp.	3,225	192,597
Kraft Foods Group Inc.	9,116	595,639
Kroger Co. (The)	7,181	495,848
L Brands Inc.	3,827	323,879
L-3 Communications Holdings Inc.	1,376	169,413
Laboratory Corp. of America Holdings[a]	1,204	138,195
Lam Research Corp.	2,494	190,641
Las Vegas Sands Corp.	6,321	343,673
Legg Mason Inc.	1,548	85,821
Leggett & Platt Inc.	2,322	98,987
Lennar Corp. Class A	2,666	119,730
Leucadia National Corp.	4,730	107,229
Level 3 Communications Inc.[a]	4,395	218,607
Liberty Global PLC Series Aa	3,783	176,742
Liberty Global PLC Series C NVS[a]	9,899	451,295
Liberty Interactive Corp. Series Aa	6,837	187,060
Liberty Media Corp. Class Aa	1,462	49,781
Liberty Media Corp. Class Ca	3,060	104,407
Liberty Property Trust	2,236	90,111
Lincoln National Corp.	3,999	199,870
Linear Technology Corp.	3,483	156,526
LinkedIn Corp. Class Aa	1,677	376,889
LKQ Corp.[a]	4,300	110,983
Lockheed Martin Corp.	4,128	777,591
Loews Corp.	5,246	200,712
Lorillard Inc.	5,547	363,939
Lowe’s Companies Inc.	15,137	1,025,683
Lululemon Athletica Inc.[a]	1,591	105,388
LyondellBasell Industries NV Class A	6,622	523,734
M&T Bank Corp.	1,892	214,099
Macerich Co. (The)	2,050	176,321
Macy’s Inc.	5,375	343,355
Mallinckrodt PLC[a]	1,763	186,860
Manpowergroup Inc.	1,161	84,614
Marathon Oil Corp.	10,191	271,081
Marathon Petroleum Corp.	4,343	402,118

Security	Shares	Value
Marriott International Inc./MD Class A	3,569	$265,890
Marsh & McLennan Companies Inc.	8,342	448,549
Martin Marietta Materials Inc.	817	88,024
Marvell Technology Group Ltd.	5,590	86,589
Masco Corp.	5,848	145,264
MasterCard Inc. Class A	15,308	1,255,715
Mattel Inc.	5,289	142,274
Maxim Integrated Products Inc.	4,429	146,556
McCormick & Co. Inc. NVS	1,763	125,861
McDonald’s Corp.	15,050	1,391,222
McGraw Hill Financial Inc.	4,128	369,208
McKesson Corp.	3,483	740,660
MDU Resources Group Inc.	3,182	71,945
Mead Johnson Nutrition Co. Class A	3,182	313,395
MeadWestvaco Corp.	2,451	123,236
Medivation Inc.[a]	1,161	126,340
Merck & Co. Inc.	44,032	2,654,249
MetLife Inc.	14,749	685,828
Mettler-Toledo International Inc.[a]	473	143,768
MGM Resorts International[a]	5,633	109,731
Michael Kors Holdings Ltd.[a]	3,139	222,210
Microchip Technology Inc.	2,967	133,812
Micron Technology Inc.[a]	16,297	476,932
Microsoft Corp.	119,368	4,822,467
Mohawk Industries Inc.[a]	989	163,225
Molson Coors Brewing Co. Class B NVS	2,279	173,044
Mondelez International Inc. Class A	25,843	910,707
Monsanto Co.	7,955	938,531
Monster Beverage Corp.[a]	2,150	251,442
Moody’s Corp.	2,967	270,976
Morgan Stanley	22,532	761,807
Mosaic Co. (The)	4,988	242,866
Motorola Solutions Inc.	3,397	212,007
Murphy Oil Corp.	2,494	112,006
Mylan Inc./PAa	5,805	308,536
Nabors Industries Ltd.	4,343	49,988
NASDAQ OMX Group Inc. (The)	1,849	84,314
National Oilwell Varco Inc.	6,536	355,754
Navient Corp.	6,235	123,079
NetApp Inc.	4,902	185,296
Netflix Inc.[a]	860	379,948
NetSuite Inc.[a,b]	516	50,790
New York Community Bancorp Inc.	6,751	104,303
Newell Rubbermaid Inc.	4,171	153,785

88	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2015

Security	Shares	Value
Newmont Mining Corp.	7,525	$189,254
News Corp. Class A NVS[a]	5,894	87,762
NextEra Energy Inc.	6,665	728,085
Nielsen NV	5,160	224,770
Nike Inc. Class B	10,578	975,820
NiSource Inc.	4,816	208,340
Noble Energy Inc.	5,590	266,867
Nordstrom Inc.	2,236	170,383
Norfolk Southern Corp.	4,730	482,318
Northeast Utilities	4,859	270,063
Northern Trust Corp.	3,526	230,530
Northrop Grumman Corp.	3,010	472,419
Norwegian Cruise Line Holdings Ltd.[a]	1,419	62,095
NRG Energy Inc.	5,032	124,089
Nuance Communications Inc.[a]	3,870	53,193
Nucor Corp.	4,730	206,465
NVIDIA Corp.	8,557	164,337
O’Reilly Automotive Inc.[a]	1,634	306,146
Occidental Petroleum Corp.	11,911	952,880
Oceaneering International Inc.	1,591	83,305
OGE Energy Corp.	3,010	105,892
Omnicare Inc.	1,505	112,845
Omnicom Group Inc.	3,956	287,997
ONEOK Inc.	3,241	142,701
Oracle Corp.	54,395	2,278,607
Owens-Illinois Inc.[a]	2,838	66,267
PACCAR Inc.	5,289	317,922
Pall Corp.	1,591	153,945
Palo Alto Networks Inc.[a]	1,032	130,434
Parker-Hannifin Corp.	2,236	260,405
PartnerRe Ltd.	649	74,246
Patterson Companies Inc.	1,333	66,770
Paychex Inc.	5,074	229,649
People’s United Financial Inc.	4,386	61,711
Pepco Holdings Inc.	3,827	105,051
PepsiCo Inc.	22,962	2,153,376
Perrigo Co. PLC	2,008	304,694
PetSmart Inc.	1,376	112,426
Pfizer Inc.	96,707	3,022,094
PG&E Corp.	7,181	422,315
Pharmacyclics Inc.[a,b]	946	159,638
Philip Morris International Inc.	23,779	1,908,027
Phillips 66	8,557	601,728
Pinnacle West Capital Corp.	1,634	114,674
Pioneer Natural Resources Co.	2,193	330,112

Security	Shares	Value
Plum Creek Timber Co. Inc.	2,623	$116,776
PNC Financial Services Group Inc. (The)[e]	8,299	701,597
Polaris Industries Inc.	946	136,782
PPG Industries Inc.	2,107	469,608
PPL Corp.	10,062	357,201
Praxair Inc.	4,429	534,093
Precision Castparts Corp.	2,193	438,819
Priceline Group Inc. (The)[a]	817	824,745
Principal Financial Group Inc.	4,558	213,907
Procter & Gamble Co. (The)	41,323	3,483,116
Progressive Corp. (The)	8,600	223,170
Prologis Inc.	7,611	343,561
Prudential Financial Inc.	7,009	531,843
Public Service Enterprise Group Inc.	7,740	330,343
Public Storage	2,236	449,078
PulteGroup Inc.	4,945	101,818
PVH Corp.	1,247	137,494
QEP Resources Inc.	2,752	55,645
Qorvo Inc.[a]	2,236	165,173
QUALCOMM Inc.	25,585	1,598,039
Quanta Services Inc.[a]	3,096	81,982
Quest Diagnostics Inc.	2,365	168,081
Quintiles Transnational Holdings Inc.[a]	903	54,632
Rackspace Hosting Inc.[a]	1,892	85,064
Ralph Lauren Corp.	946	157,878
Range Resources Corp.	2,494	115,397
Raymond James Financial Inc.	1,720	90,506
Rayonier Inc.	1,849	54,268
Raytheon Co.	4,730	473,236
Realogy Holdings Corp.[a]	2,236	103,974
Realty Income Corp.[b]	3,292	178,789
Red Hat Inc.[a]	2,924	186,522
Regency Centers Corp.	1,505	103,183
Regeneron Pharmaceuticals Inc.[a]	1,204	501,659
Regions Financial Corp.	21,586	187,798
RenaissanceRe Holdings Ltd.	602	57,569
Republic Services Inc.	4,558	180,861
ResMed Inc.	2,322	145,055
Reynolds American Inc.	4,859	330,169
Robert Half International Inc.	2,021	117,339
Rock-Tenn Co. Class A	2,150	139,535
Rockwell Automation Inc.	2,064	224,811
Rockwell Collins Inc.	1,935	165,675
Roper Industries Inc.	1,462	225,645

SCHEDULES OF INVESTMENTS	89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2015

Security	Shares	Value
Ross Stores Inc.	3,225	$295,765
Royal Caribbean Cruises Ltd.	2,451	185,173
Salesforce.com Inc.[a]	8,901	502,461
Salix Pharmaceuticals Ltd.[a]	989	133,189
SanDisk Corp.	3,483	264,395
SBA Communications Corp. Class Aa	1,978	230,833
SCANA Corp.	1,935	123,395
Schlumberger Ltd.	19,780	1,629,674
Scripps Networks Interactive Inc. Class A	1,204	85,592
Seagate Technology PLC	5,074	286,377
Sealed Air Corp.	3,311	134,096
SEI Investments Co.	2,279	91,547
Sempra Energy	3,612	404,255
Sensata Technologies Holding NVa	2,193	108,159
ServiceNow Inc.[a]	1,935	141,062
Sherwin-Williams Co. (The)	1,290	349,938
Sigma-Aldrich Corp.	1,720	236,534
Signet Jewelers Ltd.	1,161	140,609
Simon Property Group Inc.	4,730	939,662
Sirius XM Holdings Inc.[a]	41,323	146,697
Skyworks Solutions Inc.	2,924	242,838
SL Green Realty Corp.	1,451	182,826
Snap-on Inc.	903	119,837
Southern Co. (The)	13,760	697,907
Southwest Airlines Co.	2,666	120,450
Southwestern Energy Co.[a,b]	5,418	134,312
Spectra Energy Corp.	10,535	352,290
Sprint Corp.[a]	12,900	55,470
SPX Corp.	559	46,716
St. Jude Medical Inc.	4,343	286,073
Stanley Black & Decker Inc.	2,236	209,401
Staples Inc.	9,718	165,692
Starbucks Corp.	11,567	1,012,460
Starwood Hotels & Resorts Worldwide Inc.	2,838	204,251
State Street Corp.	6,493	464,314
Stericycle Inc.[a,b]	1,247	163,719
Stryker Corp.	5,117	465,903
SunTrust Banks Inc.	7,998	307,283
Superior Energy Services Inc.	2,408	48,160
Symantec Corp.	10,922	270,538
Synchrony Financial[a]	2,580	79,619
Synopsys Inc.[a]	2,408	103,520
Sysco Corp.	8,858	346,968

Security	Shares	Value
T-Mobile US Inc.[a]	3,644	$109,976
T. Rowe Price Group Inc.	3,999	314,801
Target Corp.	9,202	677,359
TD Ameritrade Holding Corp.	4,128	133,706
TE Connectivity Ltd.	6,235	413,942
Teradata Corp.[a,b]	2,580	114,965
Tesla Motors Inc.[a,b]	1,333	271,399
Tesoro Corp.	2,021	165,176
Texas Instruments Inc.	16,211	866,478
Textron Inc.	4,386	186,668
Thermo Fisher Scientific Inc.	6,106	764,532
Tiffany & Co.	1,978	171,374
Time Warner Cable Inc.	4,214	573,652
Time Warner Inc.	13,115	1,022,052
TJX Companies Inc. (The)	10,578	697,513
Toll Brothers Inc.[a]	2,637	91,293
Torchmark Corp.	1,956	97,937
Total System Services Inc.	2,752	97,338
Towers Watson & Co. Class A	1,032	122,292
Tractor Supply Co.	2,150	174,516
TransDigm Group Inc.	731	150,242
Travelers Companies Inc. (The)	5,246	539,394
Trimble Navigation Ltd.[a]	3,956	94,311
TripAdvisor Inc.[a,b]	1,720	115,257
TRW Automotive Holdings Corp.[a]	1,677	173,016
Twenty-First Century Fox Inc. Class A	21,156	701,533
Twenty-First Century Fox Inc. Class B	6,579	209,541
Twitter Inc.[a]	5,590	209,793
Tyson Foods Inc. Class A	4,601	179,623
U.S. Bancorp	27,520	1,153,363
UDR Inc.	4,042	134,437
Ulta Salon, Cosmetics & Fragrance Inc.[a]	989	130,489
Under Armour Inc. Class Aa	2,580	185,966
Union Pacific Corp.	13,631	1,597,690
United Continental Holdings Inc.[a]	1,548	107,385
United Parcel Service Inc.	10,707	1,058,280
United Rentals Inc.[a]	1,505	124,689
United Technologies Corp. Class B	13,244	1,520,146
UnitedHealth Group Inc.	14,878	1,580,787
Universal Health Services Inc. Class B	1,419	145,490
Unum Group	3,956	122,873
Urban Outfitters Inc.[a]	1,806	62,957
Valero Energy Corp.	8,213	434,303
Vantiv Inc. Class Aa	2,365	81,332

90	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2015

Security	Shares	Value
Varian Medical Systems Inc.[a]	1,548	$143,283
Ventas Inc.	4,515	360,342
VeriSign Inc.[a,b]	1,720	93,706
Verisk Analytics Inc. Class Aa	2,236	143,887
Verizon Communications Inc.	63,253	2,891,295
Vertex Pharmaceuticals Inc.[a]	3,612	397,826
VF Corp.	5,246	363,915
Viacom Inc. Class B NVS	5,633	362,878
Visa Inc. Class A	7,568	1,929,159
VMware Inc. Class Aa	1,247	96,144
Vornado Realty Trust	2,580	284,935
Voya Financial Inc.	2,838	110,710
Vulcan Materials Co.	2,064	145,533
W.W. Grainger Inc.	903	212,964
Wabtec Corp./DE	1,462	122,004
Wal-Mart Stores Inc.	24,682	2,097,476
Walgreens Boots Alliance Inc.	13,846	1,021,142
Walt Disney Co. (The)	24,811	2,256,809
Waste Management Inc.	6,708	344,992
Waters Corp.[a]	1,333	158,694
Wells Fargo & Co.	75,637	3,927,073
Western Digital Corp.	3,440	334,471
Western Union Co.	7,955	135,235
Westlake Chemical Corp.	731	41,894
Weyerhaeuser Co.	8,256	295,978
Whirlpool Corp.	1,204	239,692
Whiting Petroleum Corp.[a]	2,408	72,288
Whole Foods Market Inc.	5,418	282,251
Williams Companies Inc. (The)	10,707	469,609
Willis Group Holdings PLC	2,666	115,438
Windstream Holdings Inc.	8,643	68,712
Wisconsin Energy Corp.	3,526	196,645
Workday Inc. Class Aa	1,419	112,754
WR Berkley Corp.	1,634	80,050
Wyndham Worldwide Corp.	1,935	162,134
Wynn Resorts Ltd.	1,247	184,494
Xcel Energy Inc.	7,912	296,937
Xerox Corp.	17,200	226,524
Xilinx Inc.	4,171	160,896
XL Group PLC	4,214	145,341
Xylem Inc.	2,924	99,708
Yahoo! Inc.[a]	14,276	628,001
Yum! Brands Inc.	6,837	494,178
Zimmer Holdings Inc.	2,580	289,218

Security	Shares	Value
Zoetis Inc.	7,690	$328,594

		283,550,896

TOTAL COMMON STOCKS
(Cost: $380,235,897)		453,285,602

PREFERRED STOCKS — 0.26%

GERMANY — 0.26%
Bayerische Motoren Werke AG	903	76,577
Fuchs Petrolub SE	946	38,964
Henkel AG & Co. KGaA	2,752	315,518
Porsche Automobil Holding SE	2,365	198,718
Volkswagen AG	2,408	538,842

		1,168,619

TOTAL PREFERRED STOCKS
(Cost: $913,130)		1,168,619

RIGHTS — 0.01%

SPAIN — 0.01%
ACS Actividades de Construccion y Servicios SAa	2,457	1,248
Banco Santander SAa	188,710	28,748

		29,996

TOTAL RIGHTS
(Cost: $33,730)		29,996

SHORT-TERM INVESTMENTS — 1.74%

MONEY MARKET FUNDS — 1.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[e,f,g]	6,879,073	6,879,073
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,f,g]	413,810	413,810
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	636,869	636,869

		7,929,752

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,929,752)		7,929,752

SCHEDULES OF INVESTMENTS	91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2015

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 101.56%
(Cost: $389,112,509)	$462,413,969
Other Assets, Less Liabilities — (1.56)%	(7,088,456)

NET ASSETS — 100.00%	$455,325,513

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

92	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments   (Unaudited)

iSHARES® MSCI QATAR CAPPED ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.96%

COMMERCIAL BANKS — 45.44%
Al Khalij Commercial Bank	133,790	$798,258
Commercial Bank of Qatar QSC (The)	72,692	1,347,257
Doha Bank QSC	62,696	1,007,061
Masraf Al Rayan QSC	281,622	3,464,214
Qatar International Islamic Bank QSC	49,164	1,046,186
Qatar Islamic Bank SAQ	61,982	1,752,923
Qatar National Bank SAQ	150,620	8,188,567

		17,604,466
CONSTRUCTION MATERIALS — 3.12%
Qatar National Cement Co. QSC	18,530	676,686
Qatari Investors Group QSC	50,592	533,425

		1,210,111
DIVERSIFIED FINANCIAL SERVICES — 2.43%
Qatar Industrial Manufacturing Co.[a]	30,770	386,103
Salam International Investment Co.	123,251	555,002

		941,105
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.89%
Ooredoo QSC	60,044	1,895,953

		1,895,953
ENERGY EQUIPMENT & SERVICES — 3.83%
Gulf International Services QSC	54,060	1,484,349

		1,484,349
FOOD & STAPLES RETAILING — 1.26%
Al Meera Consumer Goods Co. QSC	8,908	489,182

		489,182
FOOD PRODUCTS — 0.77%
Widam Food Co.	18,394	298,991

		298,991
HEALTH CARE PROVIDERS & SERVICES — 1.30%
Medicare Group	14,824	504,716

		504,716
INDUSTRIAL CONGLOMERATES — 13.05%
Industries Qatar QSC	123,420	5,056,086

		5,056,086
INSURANCE — 3.12%
Qatar Insurance Co. SAQ	50,014	1,208,466

		1,208,466
MARINE — 2.69%
Qatar Navigation QSC	37,910	1,040,912

		1,040,912

Security	Shares	Value
MULTI-UTILITIES — 4.35%
Qatar Electricity & Water Co. QSC	32,538	$1,684,078

		1,684,078
OIL, GAS & CONSUMABLE FUELS — 2.95%
Qatar Gas Transport Co. Ltd.	177,548	1,140,753

		1,140,753
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.25%
Barwa Real Estate Co.	116,178	1,405,173
Mazaya Qatar Real Estate Development Q.S.C	65,688	362,889
National Leasing	38,488	217,697
United Development Co. PSC	124,202	822,216

		2,807,975
WIRELESS TELECOMMUNICATION SERVICES — 3.51%
Vodafone Qatar QSC	332,622	1,360,809

		1,360,809

TOTAL COMMON STOCKS
(Cost: $41,502,845)		38,727,952

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	38,340	38,340

		38,340

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,340)		38,340

TOTAL INVESTMENTS IN SECURITIES — 100.06%
(Cost: $41,541,185)		38,766,292
Other Assets, Less Liabilities — (0.06)%		(21,574)

NET ASSETS — 100.00%		$38,744,718

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	93

Schedule of Investments   (Unaudited)

iSHARES® MSCI UAE CAPPED ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.88%

AIRLINES — 4.21%
Air Arabia PJSC	3,839,970	$1,735,438

		1,735,438
BUILDING PRODUCTS — 0.92%
National Central Cooling Co. PJSC	1,348,605	378,177

		378,177
CAPITAL MARKETS — 3.10%
Dubai Investments PJSC	2,155,878	1,279,540

		1,279,540
COMMERCIAL BANKS — 31.62%
Abu Dhabi Commercial Bank PJSC	1,046,540	1,971,674
Ajman Bank PJSC[a]	1,146,777	755,558
Dubai Islamic Bank PJSC	1,125,386	1,997,663
First Gulf Bank PJSC	866,745	4,011,561
National Bank of Abu Dhabi PJSC	636,086	2,225,318
Union National Bank PJSC	1,318,711	2,082,336

		13,044,110
CONSTRUCTION & ENGINEERING — 3.69%
Arabtec Holding PJSC[a]	1,733,182	1,368,407
Drake & Scull International PJSC[a]	749,160	155,622

		1,524,029
DIVERSIFIED FINANCIAL SERVICES — 8.91%
Al Waha Capital PJSC	1,634,182	1,414,818
Dubai Financial Market PJSC	2,663,488	1,377,772
Gulf General Investment Co.[a]	2,505,107	510,836
SHUAA Capital PSC[a]	1,955,250	371,562

		3,674,988
ENERGY EQUIPMENT & SERVICES — 1.83%
Lamprell PLC[a]	460,501	753,873

		753,873
FOOD PRODUCTS — 1.61%
Agthia Group PJSC	388,295	666,002

		666,002
HEALTH CARE PROVIDERS & SERVICES — 5.35%
Al Noor Hospitals Group PLC	75,437	1,028,754
NMC Health PLC	154,610	1,178,460

		2,207,214
OIL, GAS & CONSUMABLE FUELS — 1.94%
Dana Gas PJSC[a]	6,404,651	802,096

		802,096

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 27.40%
Aldar Properties PJSC	3,641,853	$2,349,871
Deyaar Development PJSC[a]	1,917,443	396,743
Emaar Properties PJSC	3,913,232	7,138,115
Eshraq Properties Co. PJSC[a]	2,581,636	527,144
RAK Properties PJSC	2,811,904	551,196
Union Properties PJSC[a]	1,175,224	342,356

		11,305,425
TRANSPORTATION INFRASTRUCTURE — 9.30%
DP World Ltd.	195,201	3,835,700

		3,835,700

TOTAL COMMON STOCKS
(Cost: $51,721,182)		41,206,592

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	70,812	70,812

		70,812

TOTAL SHORT-TERM INVESTMENTS
(Cost: $70,812)		70,812

TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $51,791,994)		41,277,404
Other Assets, Less Liabilities — (0.05)%		(18,620)

NET ASSETS — 100.00%		$41,258,784

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

94	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2015

	iShares MSCI ACWI ETF	iShares MSCI ACWI ex U.S. ETF	iShares MSCI ACWI Low Carbon Target ETF

ASSETS
Investments, at cost:
Unaffiliated	$5,895,937,232	$1,851,944,796	$142,455,000
Affiliated (Note 2)	115,846,410	27,089,716	1,082,083

Total cost of investments	$6,011,783,642	$1,879,034,512	$143,537,083

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,301,715,820	$1,815,847,784	$139,465,655
Affiliated (Note 2)	118,115,121	27,089,716	1,057,410

Total fair value of investments	6,419,830,941	1,842,937,500	140,523,065
Foreign currency, at value[b]	8,128,756	1,619,792	96,697
Receivables:
Investment securities sold	5,195,639	4,048,193	—
Due from custodian (Note 4)	167,662	—	—
Dividends and interest	8,292,670	2,848,159	158,605

Total Assets	6,441,615,668	1,851,453,644	140,778,367

LIABILITIES
Payables:
Investment securities purchased	8,097,935	—	199,607
Collateral for securities on loan (Note 1)	96,566,044	26,851,652	349,723
Capital shares redeemed	4,347,670	3,077,015	—
Due to custodian	1,176	911	—
Foreign taxes (Note 1)	229	483	—
Investment advisory fees (Note 2)	1,943,797	538,674	23,971

Total Liabilities	110,956,851	30,468,735	573,301

NET ASSETS	$6,330,658,817	$1,820,984,909	$140,205,066

Net assets consist of:
Paid-in capital	$5,708,459,598	$1,906,479,583	$142,911,930
Undistributed (distributions in excess of) net investment income	(331,950)	(2,242,709)	292,381
Undistributed net realized gain (accumulated net realized loss)	214,837,803	(47,036,715)	18,575
Net unrealized appreciation (depreciation)	407,693,366	(36,215,250)	(3,017,820)

NET ASSETS	$6,330,658,817	$1,820,984,909	$140,205,066

Shares outstanding[c]	109,400,000	42,200,000	1,500,000

Net asset value per share	$57.87	$43.15	$93.47

[a]	Securities on loan with values of $91,887,293, $25,317,625 and $327,868, respectively. See Note 1.
[b]	Cost of foreign currency: $8,330,897, $1,645,802 and $99,841, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2015

	iShares MSCI Europe Financials ETF	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF

ASSETS
Investments, at cost:
Unaffiliated	$406,396,734	$38,523,845	$380,198,037
Affiliated (Note 2)	283,112	2,092,164	8,914,472

Total cost of investments	$406,679,846	$40,616,009	$389,112,509

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$358,840,482	$35,263,656	$453,094,449
Affiliated (Note 2)	283,112	2,092,164	9,319,520

Total fair value of investments	359,123,594	37,355,820	462,413,969
Foreign currency, at value[b]	104,315	111,473	248,550
Receivables:
Investment securities sold	—	—	129,262
Dividends and interest	267,719	36,862	482,524

Total Assets	359,495,628	37,504,155	463,274,305

LIABILITIES
Payables:
Investment securities purchased	—	40,881	558,375
Collateral for securities on loan (Note 1)	275,724	2,087,221	7,292,883
Investment advisory fees (Note 2)	152,620	11,912	97,534

Total Liabilities	428,344	2,140,014	7,948,792

NET ASSETS	$359,067,284	$35,364,141	$455,325,513

Net assets consist of:
Paid-in capital	$404,742,519	$41,242,567	$387,493,859
Undistributed (distributions in excess of) net investment income	(174,657)	(377,634)	159,407
Undistributed net realized gain (accumulated net realized loss)	2,100,668	(2,236,352)	(5,610,458)
Net unrealized appreciation (depreciation)	(47,601,246)	(3,264,440)	73,282,705

NET ASSETS	$359,067,284	$35,364,141	$455,325,513

Shares outstanding[c]	16,750,000	850,000	8,600,000

Net asset value per share	$21.44	$41.60	$52.94

[a]	Securities on loan with values of $261,816, $1,978,495 and $6,971,162, respectively. See Note 1.
[b]	Cost of foreign currency: $107,880, $113,937 and $251,821, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

96	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2015

	iShares MSCI Qatar Capped ETF	iShares MSCI UAE Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$41,502,845	$51,721,182
Affiliated (Note 2)	38,340	70,812

Total cost of investments	$41,541,185	$51,791,994

Investments in securities, at fair value (Note 1):
Unaffiliated	$38,727,952	$41,206,592
Affiliated (Note 2)	38,340	70,812

Total fair value of investments	38,766,292	41,277,404
Foreign currency, at value[a]	—	4,302
Receivables:
Investment securities sold	—	130,814
Dividends and interest	—	1

Total Assets	38,766,292	41,412,521

LIABILITIES
Payables:
Investment securities purchased	—	130,250
Investment advisory fees (Note 2)	21,574	23,487

Total Liabilities	21,574	153,737

NET ASSETS	$38,744,718	$41,258,784

Net assets consist of:
Paid-in capital	$43,747,487	$58,055,210
Net investment loss/distributions in excess of net investment income	(121,033)	(26,542)
Accumulated net realized loss	(2,106,843)	(6,255,260)
Net unrealized depreciation	(2,774,893)	(10,514,624)

NET ASSETS	$38,744,718	$41,258,784

Shares outstanding[b]	1,700,000	2,250,000

Net asset value per share	$22.79	$18.34

[a]	Cost of foreign currency: $ — and $4,345, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2015

	iShares MSCI ACWI ETF	iShares MSCI ACWI ex U.S. ETF	iShares MSCI ACWI Low Carbon Target ETF[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$65,459,959	$17,531,479	$331,833
Dividends — affiliated (Note 2)	172,242	—	1,224
Interest — affiliated (Note 2)	284	71	16
Securities lending income — affiliated (Note 2)	341,386	177,903	16

	65,973,871	17,709,453	333,089
Less: Other foreign taxes (Note 1)	(100,588)	(57,417)	—

Total investment income	65,873,283	17,652,036	333,089

EXPENSES
Investment advisory fees (Note 2)	11,138,334	2,962,897	67,168

Total expenses	11,138,334	2,962,897	67,168
Less investment advisory fees waived (Note 2)	—	—	(26,460)

Net expenses	11,138,334	2,962,897	40,708

Net investment income	54,734,949	14,689,139	292,381

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(26,224,596)	(8,326,284)	21,580
In-kind redemptions — unaffiliated	350,491,116	30,961,214	—
In-kind redemptions — affiliated (Note 2)	1,029,649	—	—
Foreign currency transactions	(1,467,493)	(706,157)	(3,005)

Net realized gain	323,828,676	21,928,773	18,575

Net change in unrealized appreciation/depreciation on:
Investments	(541,121,992)	(183,395,023)	(3,014,018)
Translation of assets and liabilities in foreign currencies	(230,333)	(84,105)	(3,802)

Net change in unrealized appreciation/depreciation	(541,352,325)	(183,479,128)	(3,017,820)

Net realized and unrealized loss	(217,523,649)	(161,550,355)	(2,999,245)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(162,788,700)	$(146,861,216)	$(2,706,864)

[a]	For the period from December 8, 2014 (commencement of operations) to January 31, 2015.
[b]	Net of foreign withholding tax of $2,476,404, $1,407,616 and $30,921, respectively.

See notes to financial statements.

98	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2015

	iShares MSCI Europe Financials ETF	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,286,823	$272,806	$4,975,354
Dividends — affiliated (Note 2)	—	—	16,561
Interest — affiliated (Note 2)	8	1	16
Securities lending income — affiliated (Note 2)	1,021	28,410	19,567

	3,287,852	301,217	5,011,498
Less: Other foreign taxes (Note 1)	—	6	—

Total investment income	3,287,852	301,223	5,011,498

EXPENSES
Investment advisory fees (Note 2)	1,010,136	79,675	603,501

Total expenses	1,010,136	79,675	603,501

Net investment income	2,277,716	221,548	4,407,997

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,699,481)	(887,265)	493,505
Investments — affiliated (Note 2)	—	—	1,916
In-kind redemptions — unaffiliated	7,913,234	1,303,253	6,128,610
In-kind redemptions — affiliated (Note 2)	—	—	24,238
Foreign currency transactions	(96,517)	(16,512)	(75,673)

Net realized gain	5,117,236	399,476	6,572,596

Net change in unrealized appreciation/depreciation on:
Investments	(58,813,768)	(3,431,721)	(16,013,186)
Translation of assets and liabilities in foreign currencies	(28,718)	(3,387)	(13,985)

Net change in unrealized appreciation/depreciation	(58,842,486)	(3,435,108)	(16,027,171)

Net realized and unrealized loss	(53,725,250)	(3,035,632)	(9,454,575)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(51,447,534)	$(2,814,084)	$(5,046,578)

[a]	Net of foreign withholding tax of $45,488, $8,622 and $122,977, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2015

	iShares MSCI Qatar Capped ETF	iShares MSCI UAE Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$—	$1,244,313
Interest — affiliated (Note 2)	—	5

Total investment income	—	1,244,318

EXPENSES
Investment advisory fees (Note 2)	119,923	152,668

Total expenses	119,923	152,668

Net investment income (loss)	(119,923)	1,091,650

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,759,140)	(4,755,031)
In-kind redemptions — unaffiliated	—	13,074
Foreign currency transactions	(4,651)	(5,547)

Net realized loss	(1,763,791)	(4,747,504)

Net change in unrealized appreciation/depreciation on:
Investments	(1,794,925)	(8,173,370)
Translation of assets and liabilities in foreign currencies	4	69

Net change in unrealized appreciation/depreciation	(1,794,921)	(8,173,301)

Net realized and unrealized loss	(3,558,712)	(12,920,805)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,678,635)	$(11,829,155)

See notes to financial statements.

100	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI ACWI ETF		iShares MSCI ACWI ex U.S. ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$54,734,949	$126,744,692	$14,689,139	$51,253,091
Net realized gain	323,828,676	110,504,293	21,928,773	111,090,010
Net change in unrealized appreciation/depreciation	(541,352,325)	507,178,549	(183,479,128)	85,748,041

Net increase (decrease) in net assets resulting from operations	(162,788,700)	744,427,534	(146,861,216)	248,091,142

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(62,600,701)	(123,492,808)	(19,298,454)	(51,636,094)

Total distributions to shareholders	(62,600,701)	(123,492,808)	(19,298,454)	(51,636,094)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,868,839,241	1,646,675,678	358,683,094	494,379,387
Cost of shares redeemed	(1,135,267,516)	(495,095,279)	(147,805,517)	(519,437,560)

Net increase (decrease) in net assets from capital share transactions	733,571,725	1,151,580,399	210,877,577	(25,058,173)

INCREASE IN NET ASSETS	508,182,324	1,772,515,125	44,717,907	171,396,875

NET ASSETS
Beginning of period	5,822,476,493	4,049,961,368	1,776,267,002	1,604,870,127

End of period	$6,330,658,817	$5,822,476,493	$1,820,984,909	$1,776,267,002

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(331,950)	$7,533,802	$(2,242,709)	$2,366,606

SHARES ISSUED AND REDEEMED
Shares sold	31,200,000	29,400,000	8,200,000	11,000,000
Shares redeemed	(19,600,000)	(9,000,000)	(3,400,000)	(11,400,000)

Net increase (decrease) in shares outstanding	11,600,000	20,400,000	4,800,000	(400,000)

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI Europe Financials ETF
	Period from December 8, 2014[a] to January 31, 2015 (unaudited)	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$292,381	$2,277,716	$13,707,168
Net realized gain	18,575	5,117,236	12,896,663
Net change in unrealized appreciation/depreciation	(3,017,820)	(58,842,486)	2,634,949

Net increase (decrease) in net assets resulting from operations	(2,706,864)	(51,447,534)	29,238,780

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(3,079,453)	(13,474,465)

Total distributions to shareholders	—	(3,079,453)	(13,474,465)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	142,911,930	75,615,573	406,678,525
Cost of shares redeemed	—	(124,408,601)	(54,095,014)

Net increase (decrease) in net assets from capital share transactions	142,911,930	(48,793,028)	352,583,511

INCREASE (DECREASE) IN NET ASSETS	140,205,066	(103,320,015)	368,347,826

NET ASSETS
Beginning of period	—	462,387,299	94,039,473

End of period	$140,205,066	$359,067,284	$462,387,299

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$292,381	$(174,657)	$627,080

SHARES ISSUED AND REDEEMED
Shares sold	1,500,000	3,200,000	17,050,000
Shares redeemed	—	(5,600,000)	(2,250,000)

Net increase (decrease) in shares outstanding	1,500,000	(2,400,000)	14,800,000

[a]	Commencement of operations.

See notes to financial statements.

102	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Europe Small-Cap ETF		iShares MSCI Kokusai ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$221,548	$909,426	$4,407,997	$12,709,955
Net realized gain	399,476	6,819,157	6,572,596	39,304,162
Net change in unrealized appreciation/depreciation	(3,435,108)	133,670	(16,027,171)	26,181,132

Net increase (decrease) in net assets resulting from operations	(2,814,084)	7,862,253	(5,046,578)	78,195,249

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(478,557)	(1,091,494)	(4,699,934)	(12,848,015)

Total distributions to shareholders	(478,557)	(1,091,494)	(4,699,934)	(12,848,015)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	18,010,549	—	32,518,102
Cost of shares redeemed	(6,799,164)	(18,454,964)	(22,069,646)	(172,782,440)

Net decrease in net assets from capital share transactions	(6,799,164)	(444,415)	(22,069,646)	(140,264,338)

INCREASE (DECREASE) IN NET ASSETS	(10,091,805)	6,326,344	(31,816,158)	(74,917,104)

NET ASSETS
Beginning of period	45,455,946	39,129,602	487,141,671	562,058,775

End of period	$35,364,141	$45,455,946	$455,325,513	$487,141,671

Undistributed (distributed in excess of) net investment income included in net assets at end of period	$(377,634)	$(120,625)	$159,407	$451,344

SHARES ISSUED AND REDEEMED
Shares sold	—	400,000	—	600,000
Shares redeemed	(150,000)	(400,000)	(400,000)	(3,400,000)

Net increase (decrease) in shares outstanding	(150,000)	—	(400,000)	(2,800,000)

See notes to financial statements.

FINANCIAL STATEMENTS	103

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Qatar Capped ETF		iShares MSCI UAE Capped ETF
	Six months ended January 31, 2015 (Unaudited)	Period from April 29, 2014[a] to July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Period from April 29, 2014[a] to July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(119,923)	$(20,438)	$1,091,650	$19,876
Net realized loss	(1,763,791)	(349,031)	(4,747,504)	(1,382,124)
Net change in unrealized appreciation/depreciation	(1,794,921)	(979,972)	(8,173,301)	(2,341,323)

Net decrease in net assets resulting from operations	(3,678,635)	(1,349,441)	(11,829,155)	(3,703,571)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—	(1,118,192)	(62,169)

Total distributions to shareholders	—	—	(1,118,192)	(62,169)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,050,541	39,578,859	15,513,117	64,623,887
Cost of shares redeemed	(11,480,076)	(2,376,530)	(12,917,194)	(9,247,939)

Net increase in net assets from capital share transactions	6,570,465	37,202,329	2,595,923	55,375,948

INCREASE (DECREASE) IN NET ASSETS	2,891,830	35,852,888	(10,351,424)	51,610,208

NET ASSETS
Beginning of period	35,852,888	—	51,610,208	—

End of period	$38,744,718	$35,852,888	$41,258,784	$51,610,208

Net investment loss/distributions in excess of net investment income included in net assets at end of period	$(121,033)	$(1,110)	$(26,542)	$—

SHARES ISSUED AND REDEEMED
Shares sold	700,000	1,550,000	700,000	2,550,000
Shares redeemed	(450,000)	(100,000)	(600,000)	(400,000)

Net increase in shares outstanding	250,000	1,450,000	100,000	2,150,000

[a]	Commencement of operations.

See notes to financial statements.

104	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$59.53	$52.33	$44.40	$47.15	$40.94	$37.62

Income from investment operations:
Net investment income[a]	0.48	1.40	1.16	1.10	1.02	0.85
Net realized and unrealized gain (loss)[b]	(1.65)	7.09	7.88	(2.80)	6.20	3.11

Total from investment operations	(1.17)	8.49	9.04	(1.70)	7.22	3.96

Less distributions from:
Net investment income	(0.49)	(1.29)	(1.11)	(1.05)	(1.01)	(0.64)

Total distributions	(0.49)	(1.29)	(1.11)	(1.05)	(1.01)	(0.64)

Net asset value, end of period	$57.87	$59.53	$52.33	$44.40	$47.15	$40.94

Total return	(1.96)%[c]	16.29%	20.54%	(3.47)%	17.68%	10.55%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,330,659	$5,822,476	$4,049,961	$2,699,465	$2,032,099	$1,215,853
Ratio of expenses to average net assets[d]	0.33%	0.33%	0.34%	0.34%	0.34%	0.35%
Ratio of net investment income to average net assets[d]	1.63%	2.46%	2.34%	2.53%	2.20%	2.06%
Portfolio turnover rate[e]	2%	5%	6%	6%	5%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2015, the years ended July 31, 2014 and July 31, 2013 were 2%, 5% and 5%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$47.49	$42.46	$37.35	$43.97	$38.84	$36.57

Income from investment operations:
Net investment income[a]	0.37	1.38	1.15	1.16	1.17	0.94
Net realized and unrealized gain (loss)[b]	(4.25)	5.12	5.05	(6.59)	5.08	2.12

Total from investment operations	(3.88)	6.50	6.20	(5.43)	6.25	3.06

Less distributions from:
Net investment income	(0.46)	(1.47)	(1.09)	(1.19)	(1.12)	(0.79)

Total distributions	(0.46)	(1.47)	(1.09)	(1.19)	(1.12)	(0.79)

Net asset value, end of period	$43.15	$47.49	$42.46	$37.35	$43.97	$38.84

Total return	(8.15)%[c]	15.42%	16.74%	(12.24)%	16.16%	8.42%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,820,985	$1,776,267	$1,604,870	$986,147	$984,995	$675,865
Ratio of expenses to average net assets[d]	0.33%	0.33%	0.34%	0.34%	0.34%	0.35%
Ratio of net investment income to average net assets[d]	1.64%	3.00%	2.76%	3.04%	2.68%	2.40%
Portfolio turnover rate[e]	3%	8%	7%	9%	7%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2015, the years ended July 31, 2014 and July 31, 2013 were 2%, 6% and 6%, respectively. See Note 4.

See notes to financial statements.

106	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI ACWI Low Carbon Target ETF

Period from Dec. 8, 2014[a] to Jan. 31, 2015
Net asset value, beginning of period	$96.01

Income from investment operations:
Net investment income[b]	0.20
Net realized and unrealized loss[c]	(2.74)

Total from investment operations	(2.54)

Net asset value, end of period	$93.47

Total return	(2.65)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$140,205
Ratio of expenses to average net assets[e]	0.20%
Ratio of expenses to average net assets prior to waived fees[e]	0.33%
Ratio of net investment income to average net assets[e]	1.44%
Portfolio turnover rate[f]	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended January 31, 2015 was 0%. See Note 4.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Europe Financials ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$24.15	$21.62	$15.01	$20.72	$22.05	$23.65

Income from investment operations:
Net investment income[b]	0.13	0.87	0.64	0.72	0.48	0.28
Net realized and unrealized gain (loss)[c]	(2.67)	2.36	6.41	(5.96)	(1.10)	(1.68)

Total from investment operations	(2.54)	3.23	7.05	(5.24)	(0.62)	(1.40)

Less distributions from:
Net investment income	(0.17)	(0.70)	(0.44)	(0.47)	(0.71)	(0.20)

Total distributions	(0.17)	(0.70)	(0.44)	(0.47)	(0.71)	(0.20)

Net asset value, end of period	$21.44	$24.15	$21.62	$15.01	$20.72	$22.05

Total return	(10.55)%[d]	14.89%	47.30%	(25.30)%	(2.95)%	(5.82)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$359,067	$462,387	$94,039	$21,767	$7,253	$12,126
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.08%	3.53%	3.26%	4.51%	2.13%	2.55%
Portfolio turnover rate[f]	2%	8%	7%	8%	10%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

108	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Europe Small-Cap ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$45.46	$39.13	$31.67	$38.67	$32.68	$29.16

Income from investment operations:
Net investment income[a]	0.25	0.88	1.02	0.89	0.85	0.63
Net realized and unrealized gain (loss)[b]	(3.55)	6.46	7.59	(6.71)	6.24	3.60

Total from investment operations	(3.30)	7.34	8.61	(5.82)	7.09	4.23

Less distributions from:
Net investment income	(0.56)	(1.01)	(1.15)	(1.18)	(1.10)	(0.71)

Total distributions	(0.56)	(1.01)	(1.15)	(1.18)	(1.10)	(0.71)

Net asset value, end of period	$41.60	$45.46	$39.13	$31.67	$38.67	$32.68

Total return	(7.26)%[c]	18.86%	27.59%	(14.93)%	21.80%	14.57%

Ratios/Supplemental data:
Net assets, end of period (000s)	$35,364	$45,456	$39,130	$25,335	$38,668	$32,684
Ratio of expenses to average net assets[d]	0.42%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.17%	1.98%	2.77%	2.70%	2.23%	1.96%
Portfolio turnover rate[e]	58%	18%	24%	25%	25%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2015 and year ended July 31, 2014 were 58% and 17%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Kokusai ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$54.13	$47.63	$39.67	$41.01	$35.12	$32.24

Income from investment operations:
Net investment income[a]	0.50	1.33	1.10	1.01	1.01	0.82
Net realized and unrealized gain (loss)[b]	(1.14)	6.64	8.03	(1.33)	5.80	2.68

Total from investment operations	(0.64)	7.97	9.13	(0.32)	6.81	3.50

Less distributions from:
Net investment income	(0.55)	(1.47)	(1.17)	(1.02)	(0.92)	(0.62)

Total distributions	(0.55)	(1.47)	(1.17)	(1.02)	(0.92)	(0.62)

Net asset value, end of period	$52.94	$54.13	$47.63	$39.67	$41.01	$35.12

Total return	(1.17)%[c]	16.80%	23.26%	(0.62)%	19.45%	10.88%

Ratios/Supplemental data:
Net assets, end of period (000s)	$455,326	$487,142	$562,059	$595,070	$639,698	$245,857
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.83%	2.56%	2.50%	2.62%	2.49%	2.29%
Portfolio turnover rate[e]	2%	5%	4%	5%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

110	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Qatar Capped ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Period from Apr. 29, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$24.73	$24.26

Income from investment operations:
Net investment income (loss)[b]	(0.08)	(0.02)
Net realized and unrealized gain (loss)[c]	(1.86)	0.49

Total from investment operations	(1.94)	0.47

Net asset value, end of period	$22.79	$24.73

Total return	(7.84)%[d]	1.94%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$38,745	$35,853
Ratio of expenses to average net assets[e]	0.61%	0.61%
Ratio of net investment loss to average net assets[e]	(0.61)%	(0.34)%
Portfolio turnover rate[f]	52%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2015 and the period ended July 31, 2014 were 23% and 0%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI UAE Capped ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Period from Apr. 29, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$24.00	$25.04

Income from investment operations:
Net investment income[b]	0.49	0.01
Net realized and unrealized (loss)[c]	(5.69)	(1.01)

Total from investment operations	(5.20)	(1.00)

Less distributions from:
Net investment income	(0.46)	(0.04)

Total distributions	(0.46)	(0.04)

Net asset value, end of period	$18.34	$24.00

Total return	(21.80)%[d]	(4.00)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$41,259	$51,610
Ratio of expenses to average net assets[e]	0.61%	0.62%
Ratio of net investment income to average net assets[e]	4.39%	0.19%
Portfolio turnover rate[f]	44%	22%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2015 and the period ended July 31, 2014 were 20% and 1%, respectively. See Note 4.

See notes to financial statements.

112	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI ACWI	Diversified
MSCI ACWI ex U.S.	Diversified
MSCI ACWI Low Carbon Target [a]	Non-diversified
MSCI Europe Financials	Diversified

iShares ETF	Diversification Classification
MSCI Europe Small-Cap[b]	Diversified
MSCI Kokusai	Diversified
MSCI Qatar Capped	Non-diversified
MSCI UAE Capped	Non-diversified

[a]	The fund commenced operations on December 08, 2014.
[b]	Formerly the iShares Developed Small-Cap ex North America ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

114	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3		Total

MSCI ACWI
Assets:
Common Stocks	$6,273,098,501	$9,820		$0	[a]	$6,273,108,321
Preferred Stocks	42,739,278	—		—		42,739,278
Rights	46,484	360,769		—		407,253
Money Market Funds	103,576,089	—		—		103,576,089

	$6,419,460,352	$370,589		$0	[a]	$6,419,830,941

MSCI ACWI ex U.S.
Assets:
Common Stocks	$1,790,813,970	$4,080		$290		$1,790,818,340
Preferred Stocks	24,808,390	—		—		24,808,390
Rights	16,666	204,388		—		221,054
Money Market Funds	27,089,716	—		—		27,089,716

	$1,842,728,742	$208,468		$290		$1,842,937,500

MSCI ACWI Low Carbon Target
Assets:
Common Stocks	$138,531,595	$110		$—		$138,531,705
Preferred Stocks	1,345,680	—		—		1,345,680
Rights	—	8,153		—		8,153
Money Market Funds	637,527	—		—		637,527

	$140,514,802	$8,263		$—		$140,523,065

MSCI Europe Financials
Assets:
Common Stocks	$358,437,085	$6,752		$0	[a]	$358,443,837
Rights	—	396,645		—		396,645
Money Market Funds	283,112	—		—		283,112

	$358,720,197	$403,397		$0	[a]	$359,123,594

MSCI Europe Small-Cap
Assets:
Common Stocks	$35,018,594	$4,195		$424		$35,023,213
Preferred Stocks	240,439	—		—		240,439
Rights	—	0	[a]	—		0	[a]
Warrants	4	—		—		4
Money Market Funds	2,092,164	—		—		2,092,164

	$37,351,201	$4,195		$424		$37,355,820

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

MSCI Kokusai
Assets:
Common Stocks	$453,285,081	$521	$0	[a]	$453,285,602
Preferred Stocks	1,168,619	—	—		1,168,619
Rights	1,248	28,748	—		29,996
Money Market Funds	7,929,752	—	—		7,929,752

	$462,384,700	$29,269	$0	[a]	$462,413,969

MSCI Qatar Capped
Assets:
Common Stocks	$38,727,952	$—	$—		$38,727,952
Money Market Funds	38,340	—	—		38,340

	$38,766,292	$—	$—		$38,766,292

MSCI UAE Capped
Assets:
Common Stocks	$41,206,592	$—	$—		$41,206,592
Money Market Funds	70,812	—	—		70,812

	$41,277,404	$—	$—		$41,277,404

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

116	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

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FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of January 31, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount

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iSHARES® TRUST

payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of January 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI ACWI	$91,887,293	$91,887,293	$—
MSCI ACWI ex U.S.	25,317,625	25,317,625	—
MSCI ACWI Low Carbon Target	327,868	327,868	—
MSCI Europe Financials	261,816	261,816	—
MSCI Europe Small-Cap	1,978,495	1,978,495	—
MSCI Kokusai	6,971,162	6,971,162	—

[a]

Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA, manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI ACWI and iShares MSCI ACWI ex U.S. ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.350%	First $30 billion
0.320	Over $30 billion, up to and including $60 billion
0.280	Over $60 billion, up to and including $90 billion
0.252	Over $90 billion

In addition, each of the iShares MSCI ACWI and iShares MSCI ACWI ex U.S. ETFs indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through November 30, 2015 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

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For its investment advisory services to the iShares MSCI ACWI Low Carbon Target ETF, BFA is entitled to an annual investment advisory fee of 0.33% based on the average daily net assets of the Fund. The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expense. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2016 in order to limit total annual operating expenses to 0.20% of average daily net assets.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Europe Financials	0.48%
MSCI Kokusai	0.25

Effective August 29, 2014, for its investment advisory services to the iShares MSCI Europe Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of the Fund. Prior to August 29, 2014, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.50% based on the Fund’s average daily net assets.

For its investment advisory services to each of the iShares MSCI Qatar Capped and iShares MSCI UAE Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Prior to January 1, 2015 each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI ACWI	$124,525
MSCI ACWI ex U.S.	59,634
MSCI ACWI Low Carbon Target	6
MSCI Europe Financials	359
MSCI Europe Small-Cap	—
MSCI Kokusai	7,113

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended January 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI ACWI
BlackRock Inc.	14,368	4,524	(2,842)	16,050	$5,465,185	$63,464	$507,895
PNC Financial Services Group Inc. (The)	95,964	30,576	(19,208)	107,332	9,073,847	108,778	521,754

					$14,539,032	$172,242	$1,029,649

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Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI ACWI Low Carbon Target
BlackRock Inc.	—	600	—	600	$204,306	$—	$—
PNC Financial Services Group Inc. (The)	—	2,550	—	2,550	215,577	1,224	—

					$419,883	$1,224	$—

MSCI Kokusai
BlackRock Inc.	2,205	—	(184)	2,021	$688,171	$8,322	$17,435
PNC Financial Services Group Inc. (The)	8,865	—	(566)	8,299	701,597	8,239	8,719

					$1,389,768	$16,561	$26,154

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2015 were as follows:

iShares ETF	Purchases	Sales
MSCI ACWI	$234,617,706	$156,901,690
MSCI ACWI ex U.S.	81,596,011	55,123,866
MSCI ACWI Low Carbon Target	52,495,692	86,989
MSCI Europe Financials	8,900,120	10,688,324
MSCI Europe Small-Cap	22,524,882	22,718,201
MSCI Kokusai	9,873,657	9,852,584
MSCI Qatar Capped	26,380,593	19,883,481
MSCI UAE Capped	24,136,915	21,684,119

In-kind transactions (see Note 4) for the six months ended January 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI ACWI	$1,728,955,534	$1,074,138,093
MSCI ACWI ex U.S.	312,442,780	131,701,043
MSCI ACWI Low Carbon Target	90,532,532	—
MSCI Europe Financials	75,184,232	123,656,632
MSCI Europe Small-Cap	—	6,730,087
MSCI Kokusai	—	21,750,456
MSCI UAE Capped	1,161,689	1,033,194

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4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available

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information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares MSCI Qatar Capped ETF and iShares MSCI UAE Capped ETF invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

The iShares MSCI Europe Financials ETF invests substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares MSCI ACWI ETF, iShares MSCI ACWI ex U.S. ETF and iShares MSCI ACWI Low Carbon Target ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the

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gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI ACWI	$35,689,643	$568,319	$5,090,715	$6,821,554	$48,170,231
MSCI ACWI ex U.S.	31,887,565	450,894	7,365,062	7,522,978	47,226,499
MSCI Europe Financials	418,057	—	—	6,313	424,370
MSCI Europe Small-Cap	609,633	373,813	1,478,690	—	2,462,136
MSCI Kokusai	9,165,055	124,763	1,478,401	530,548	11,298,767
MSCI Qatar Capped	4,140	—	—	—	4,140
MSCI UAE Capped	500,753	—	—	—	500,753

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI ACWI	$6,037,067,393	$798,441,572	$(415,678,024)	$382,763,548
MSCI ACWI ex U.S.	1,897,735,115	178,789,402	(233,587,017)	(54,797,615)
MSCI ACWI Low Carbon Target	143,537,083	2,880,139	(5,894,157)	(3,014,018)
MSCI Europe Financials	410,104,420	10,016,434	(60,997,260)	(50,980,826)
MSCI Europe Small-Cap	41,150,338	2,543,477	(6,337,995)	(3,794,518)
MSCI Kokusai	390,302,577	113,215,905	(41,104,513)	72,111,392
MSCI Qatar Capped	41,881,207	684,614	(3,799,529)	(3,114,915)
MSCI UAE Capped	52,798,997	472,452	(11,994,045)	(11,521,593)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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iShares MSCI ACWI Low Carbon Target ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 3-4, 2014, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including a fund sponsored by an “at cost” service provider) (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fee and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the

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resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract. The Board noted that there are various ways to share potential economies of scale with iShares fund shareholders, including through fee reductions (that may take the form of breakpoints, price cuts, and/or waivers), continued investment in services to iShares fund shareholders, and fee levels that anticipate scale.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying index that serves as the underlying index for the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares Funds, including in terms of the different, generally more extensive services to be provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for

126	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (Unaudited) (Continued)

iSHARES® TRUST

the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	127

Supplemental Information  (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI ACWI	$0.445898	$—	$0.042407	$0.488305	91%	—%	9%	100%
MSCI ACWI ex U.S.	0.450367	—	0.009120	0.459487	98	—	2	100
MSCI Europe Small-Cap	0.506431	—	0.056577	0.563008	90	—	10	100
MSCI Kokusai	0.513829	—	0.032675	0.546504	94	—	6	100

128	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	129

Notes:

130	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-75-0115

JANUARY 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI All Country Asia ex Japan ETF | AAXJ | NASDAQ
➢	iShares MSCI All Country Asia ex Japan Small-Cap ETF | AXJS | NASDAQ
➢	iShares MSCI All Country Asia Information Technology ETF | AAIT | NASDAQ

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

Performance as of January 31, 2015

The iShares MSCI All Country Asia ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities, excluding Japan, as represented by the MSCI AC Asia ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -3.07%, net of fees, while the total return for the Index was -2.74%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.19%	12.64%	13.09%	12.19%	12.64%	13.09%
5 Years	5.48%	5.43%	7.36%	30.58%	30.26%	42.63%
Since Inception	5.31%	5.14%	6.01%	39.74%	38.33%	45.85%

The inception date of the Fund was 8/13/08. The first day of secondary market trading was 8/15/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$969.30	$3.38	$1,000.00	$1,021.80	$3.47	0.68%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Financials	33.01%
Information Technology	22.19
Industrials	8.49
Consumer Discretionary	8.44
Telecommunication Services	6.83
Consumer Staples	5.30
Energy	4.92
Materials	4.64
Utilities	4.24
Health Care	1.94

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*

China	26.51%
South Korea	17.95
Taiwan	15.19
Hong Kong	13.05
India	9.22
Singapore	6.00
Malaysia	4.19
Indonesia	3.28
Thailand	2.97
Philippines	1.64

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

Performance as of January 31, 2015

The iShares MSCI All Country Asia ex Japan Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of Asian small-capitalization equities, excluding Japan, as represented by the MSCI AC Asia ex Japan Small Cap Index (the “Index”).The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -4.89%, net of fees, while the total return for the Index was -4.92%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.56%	4.61%	6.48%	5.56%	4.61%	6.48%
Since Inception	5.24%	4.65%	6.56%	16.53%	14.58%	20.95%

The inception date of the Fund was 2/2/12. The first day of secondary market trading was 2/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$951.10	$3.69	$1,000.00	$1,021.40	$3.82	0.75%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Financials	20.83%
Consumer Discretionary	18.53
Information Technology	17.69
Industrials	15.45
Materials	9.24
Health Care	5.95
Consumer Staples	5.92
Utilities	2.98
Energy	1.97
Telecommunication Services	1.44

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*

China	20.35%
Taiwan	20.20
South Korea	17.56
India	10.03
Hong Kong	9.70
Singapore	8.17
Thailand	4.26
Malaysia	4.21
Indonesia	3.68
Philippines	1.84

TOTAL	100.00%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY ETF

Performance as of January 31, 2015

The iShares MSCI All Country Asia Information Technology ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities in the information technology sector, as represented by the MSCI AC Asia Information Technology Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -0.40%, net of fees, while the total return for the Index was -0.41%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.54%	10.99%	13.19%	12.54%	10.99%	13.19%
Since Inception	10.65%	9.94%	11.35%	35.22%	32.64%	37.73%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$996.00	$3.47	$1,000.00	$1,021.70	$3.52	0.69%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Computers & Peripherals	29.24%
Electronic Equipment, Instruments & Components	24.21
Semiconductors & Semiconductor Equipment	22.26
Internet Software & Services	11.99
IT Services	9.51
Software	2.61
Communications Equipment	0.18

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*
Japan	30.15%
Taiwan	27.71
South Korea	23.60
China	11.14
India	6.70
Hong Kong	0.70

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2014 and held through January 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 98.77%

CHINA — 26.42%
AAC Technologies Holdings Inc.	802,000	$5,140,926
Agricultural Bank of China Ltd. Class H	22,386,000	10,971,619
Air China Ltd. Class H	2,132,000	2,045,836
Alibaba Pictures Group Ltd.[a]	4,250,000	844,151
Aluminum Corp. of China Ltd. Class Ha,b	4,266,000	1,958,761
Anhui Conch Cement Co. Ltd. Class Hb	1,352,000	4,559,939
Anta Sports Products Ltd.	1,066,000	1,878,099
AviChina Industry & Technology Co. Ltd. Class H	2,144,000	1,390,924
Bank of China Ltd. Class H	83,148,000	46,542,762
Bank of Communications Co. Ltd. Class H	9,061,100	7,619,722
BBMG Corp. Class H	1,334,500	1,170,410
Beijing Capital International Airport Co. Ltd. Class H	2,132,000	2,026,587
Beijing Enterprises Holdings Ltd.[b]	533,000	4,079,985
Beijing Enterprises Water Group Ltd.	4,274,000	2,827,890
Belle International Holdings Ltd.	4,797,000	5,438,376
Brilliance China Automotive Holdings Ltd.	3,208,000	5,883,619
BYD Co. Ltd. Class Hb	533,000	1,948,906
CGN Power Co. Ltd.[a,c]	5,330,000	2,261,693
China Agri-Industries Holdings Ltd.[b]	2,132,100	863,471
China Cinda Asset Management Co. Ltd.[a]	5,330,000	2,529,797
China CITIC Bank Corp. Ltd. Class H	8,545,200	6,337,248
China CNR Corp. Ltd.[a,c]	1,865,500	2,398,839
China Coal Energy Co. Class Hb	4,267,000	2,349,964
China Communications Construction Co. Ltd. Class H	4,806,000	5,237,826
China Communications Services Corp. Ltd. Class H	2,132,000	962,423
China Construction Bank Corp. Class H	75,686,390	60,815,803
China COSCO Holdings Co. Ltd. Class Ha,b	2,665,000	1,323,331
China Everbright Bank Co. Ltd.	2,665,000	1,423,011

Security	Shares	Value
China Everbright International Ltd.	2,665,000	$3,945,933
China Everbright Ltd.	1,066,000	2,309,814
China Galaxy Securities Co. Ltd. Class Hb	1,599,000	1,707,613
China Gas Holdings Ltd.	2,132,000	3,310,734
China Huishan Dairy Holdings Co. Ltd.[b]	5,863,000	937,675
China International Marine Containers (Group) Co. Ltd. Class H	586,783	1,129,164
China Life Insurance Co. Ltd. Class H	7,462,000	29,450,134
China Longyuan Power Group Corp. Ltd.	3,198,000	3,456,472
China Medical System Holdings Ltd.	1,066,000	1,839,602
China Mengniu Dairy Co. Ltd.	1,066,000	4,860,235
China Merchants Bank Co. Ltd. Class H	4,908,946	10,991,288
China Merchants Holdings International Co. Ltd.	1,066,000	3,925,310
China Minsheng Banking Corp. Ltd. Class H	6,703,600	8,170,535
China Mobile Ltd.	6,396,000	84,555,708
China National Building Material Co. Ltd. Class H	3,208,000	3,099,037
China Oilfield Services Ltd. Class H	2,132,000	3,508,718
China Overseas Land & Investment Ltd.	4,265,760	12,351,604
China Pacific Insurance (Group) Co. Ltd. Class H	2,771,600	13,405,173
China Petroleum & Chemical Corp. Class H	26,650,000	21,070,183
China Railway Construction Corp. Ltd. Class H	2,071,500	2,380,528
China Railway Group Ltd. Class H	4,267,000	3,131,450
China Resources Cement Holdings Ltd.	2,132,000	1,270,398
China Resources Enterprise Ltd.	1,066,000	2,337,312
China Resources Gas Group Ltd.	1,066,000	2,604,041
China Resources Land Ltd.	2,559,555	6,562,835

CONSOLIDATED SCHEDULES OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2015

Security	Shares	Value
China Resources Power Holdings Co. Ltd.	2,132,000	$6,022,016
China Shenhua Energy Co. Ltd. Class H	3,464,500	9,495,331
China Shipping Container Lines Co. Ltd. Class Ha	3,991,000	1,255,978
China South City Holdings Ltd.	2,132,000	701,194
China State Construction International Holdings Ltd.	2,132,000	3,277,737
China Taiping Insurance Holdings Co. Ltd.[a]	1,123,790	3,478,620
China Telecom Corp. Ltd. Class H	14,942,000	8,864,968
China Unicom Hong Kong Ltd.	5,338,000	8,068,946
China Vanke Co. Ltd.[a,b]	1,370,084	2,982,842
Chongqing Changan Automobile Co. Ltd.	897,963	2,238,726
Chongqing Rural Commercial Bank Co. Ltd.	2,669,000	1,638,574
CITIC Ltd.	2,132,000	3,662,706
CITIC Securities Co. Ltd. Class H	1,067,000	3,433,567
CNOOC Ltd.	18,655,000	24,493,658
COSCO Pacific Ltd.	2,132,000	3,096,251
Country Garden Holdings Co. Ltd.	5,063,838	2,024,660
CSPC Pharmaceutical Group Ltd.	3,198,000	2,701,658
CSR Corp Ltd. Class Hb	1,905,000	2,316,953
Datang International Power Generation Co. Ltd. Class H	3,028,000	1,648,082
Dongfeng Motor Group Co. Ltd. Class H	3,198,000	4,660,876
ENN Energy Holdings Ltd.	1,066,000	6,317,618
Evergrande Real Estate Group Ltd.[b]	6,396,000	2,664,536
Far East Horizon Ltd.	1,599,000	1,365,265
Fosun International Ltd.	1,724,000	2,419,228
Franshion Properties (China) Ltd.[b]	3,208,000	943,365
GCL-Poly Energy Holdings Ltd.[a,b]	10,661,000	2,310,031
Geely Automobile Holdings Ltd.	5,330,000	2,192,949
GOME Electrical Appliances Holdings Ltd.	10,922,160	1,507,311
Great Wall Motor Co. Ltd. Class H	1,066,000	6,125,133

Security	Shares	Value
Guangdong Investment Ltd.	3,198,000	$4,289,655
Guangzhou Automobile Group Co. Ltd.	2,132,855	1,942,123
Guangzhou R&F Properties Co. Ltd. Class H	1,066,000	1,211,278
Haier Electronics Group Co. Ltd.	1,077,000	2,903,171
Haitian International Holdings Ltd.	533,000	1,035,292
Haitong Securities Co. Ltd. Class Hb	1,251,200	2,724,017
Hengan International Group Co. Ltd.	799,500	9,512,517
Huadian Power International Corp. Ltd. Class H	2,132,000	1,946,844
Huaneng Power International Inc. Class H	3,208,000	4,551,323
Industrial and Commercial Bank of China Ltd. Class H	77,285,350	55,621,409
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,172,770	1,654,778
Intime Retail Group Co. Ltd.	1,332,500	821,497
Jiangsu Expressway Co. Ltd. Class H	1,072,000	1,331,471
Jiangxi Copper Co. Ltd. Class H	1,066,000	1,740,610
Kingboard Chemical Holdings Co. Ltd.	802,000	1,301,265
Kingsoft Corp. Ltd.[b]	533,000	1,280,022
Kunlun Energy Co. Ltd.	3,198,000	3,328,608
Lee & Man Paper Manufacturing Ltd.	1,604,000	844,064
Lenovo Group Ltd.	6,396,000	8,282,335
Longfor Properties Co. Ltd.	1,599,500	2,104,239
New China Life Insurance Co. Ltd. Class H	738,000	4,249,995
New World China Land Ltd.	2,138,000	1,331,881
Nine Dragons Paper (Holdings) Ltd.[b]	1,604,000	1,181,275
People’s Insurance Co. Group of China Ltd.	6,396,000	3,126,499
PetroChina Co. Ltd. Class H	22,388,000	24,226,343
PICC Property and Casualty Co. Ltd. Class H	3,433,876	6,731,918
Ping An Insurance (Group) Co. of China Ltd. Class H	2,665,000	28,391,470

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2015

Security	Shares	Value
Semiconductor Manufacturing International Corp.[a]	25,584,000	$2,243,820
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,132,000	1,674,615
Shanghai Electric Group Co. Ltd. Class H	3,208,000	1,969,482
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	533,000	1,928,283
Shanghai Industrial Holdings Ltd.	533,000	1,577,686
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	746,800	1,618,170
Shenzhou International Group Holdings Ltd.	533,000	1,938,594
Shimao Property Holdings Ltd.	1,333,000	2,812,704
Shui On Land Ltd.	3,471,233	783,488
Sihuan Pharmaceutical Holdings Group Ltd.	4,268,000	2,757,863
Sino Biopharmaceutical Ltd.	2,132,000	2,136,578
Sino-Ocean Land Holdings Ltd.	3,464,500	2,220,790
Sinopec Engineering Group Co. Ltd.	1,067,000	763,780
Sinopec Shanghai Petrochemical Co. Ltd. Class H	3,198,000	928,050
Sinopharm Group Co. Ltd. Class H	1,279,200	4,677,374
Sinotrans Ltd. Class H	2,132,000	1,512,379
SOHO China Ltd.	1,868,500	1,298,950
Sun Art Retail Group Ltd.[b]	2,665,000	2,409,494
Tencent Holdings Ltd.	5,383,300	91,650,138
Tingyi Cayman Islands Holding Corp.	2,132,000	5,263,077
Tsingtao Brewery Co. Ltd. Class H	326,000	2,188,512
Uni-President China Holdings Ltd.	1,220,800	1,054,945
Want Want China Holdings Ltd.	6,397,000	7,689,585
Weichai Power Co. Ltd. Class H	533,400	2,118,919
Yanzhou Coal Mining Co. Ltd. Class Hb	2,132,000	1,699,364
Yuexiu Property Co. Ltd.	6,996,540	1,362,608
Zhejiang Expressway Co. Ltd. Class H	1,072,000	1,367,419
Zhuzhou CSR Times Electric Co. Ltd. Class H	464,000	2,597,277

Security	Shares	Value
Zijin Mining Group Co. Ltd. Class H	6,396,000	$1,938,594
ZTE Corp. Class H	639,600	1,404,037

		880,304,667
HONG KONG — 13.01%
AIA Group Ltd.	12,792,000	74,656,503
Alibaba Health Information Technology Ltd.[a]	2,824,000	1,864,856
ASM Pacific Technology Ltd.[b]	213,200	1,934,470
Bank of East Asia Ltd. (The)	1,385,800	5,755,288
BOC Hong Kong (Holdings) Ltd.[b]	3,731,000	13,113,009
Cathay Pacific Airways Ltd.[b]	1,066,000	2,488,550
Cheung Kong Holdings Ltd.	1,402,000	26,852,522
Cheung Kong Infrastructure Holdings Ltd.	533,000	4,389,335
CLP Holdings Ltd.	2,132,000	19,028,472
First Pacific Co. Ltd./Hong Kong[b]	2,133,000	2,173,345
Galaxy Entertainment Group Ltd.[b]	2,665,000	14,058,246
Hanergy Thin Film Power Group Ltd.[b]	12,792,000	5,956,022
Hang Lung Properties Ltd.	2,665,000	7,854,057
Hang Seng Bank Ltd.	799,500	14,003,250
Henderson Land Development Co. Ltd.	1,066,400	7,619,746
HKT Trust & HKT Ltd.	2,665,640	3,493,058
Hong Kong & China Gas Co. Ltd.[b]	6,434,964	14,773,274
Hong Kong Exchanges and Clearing Ltd.	1,042,200	24,007,290
Hutchison Whampoa Ltd.	2,132,000	28,295,227
Hysan Development Co. Ltd.[b]	533,000	2,581,355
Kerry Properties Ltd.	799,500	2,835,710
Li & Fung Ltd.[b]	6,092,000	6,042,224
Link REIT (The)	2,398,500	16,240,883
MGM China Holdings Ltd.[b]	1,066,000	2,601,291
MTR Corp. Ltd.	1,599,000	7,104,742
New World Development Co. Ltd.	5,330,666	6,366,534
NWS Holdings Ltd.	1,604,500	2,984,115
PCCW Ltd.	4,268,000	2,840,434
Power Assets Holdings Ltd.	1,333,500	13,982,801
Sands China Ltd.	2,558,400	12,555,492
Shangri-La Asia Ltd.	1,066,333	1,389,072
Sino Land Co. Ltd.[b]	3,209,200	5,380,848
SJM Holdings Ltd.[b]	2,134,000	3,148,698

CONSOLIDATED SCHEDULES OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2015

Security	Shares	Value
Sun Hung Kai Properties Ltd.	1,683,000	$27,480,741
Swire Pacific Ltd. Class A	799,500	10,734,450
Swire Properties Ltd.	1,279,200	4,116,419
Techtronic Industries Co. Ltd.	1,332,500	4,365,274
WH Group Ltd.[a,b,c]	3,731,000	2,117,330
Wharf Holdings Ltd. (The)[b]	1,599,000	12,992,706
Wheelock and Co. Ltd.	1,066,000	6,049,514
Wynn Macau Ltd.[b]	1,492,400	4,167,290
Yue Yuen Industrial Holdings Ltd.	802,500	2,986,080

		433,380,523
INDIA — 9.19%
Adani Ports & Special Economic Zone Ltd.	515,944	2,841,087
ACC Ltd.	23,452	590,872
Adani Enterprises Ltd.	135,915	1,376,596
Aditya Birla Nuvo Ltd.	36,780	1,067,472
Ambuja Cements Ltd.	700,964	2,815,287
Apollo Hospitals Enterprise Ltd.	82,615	1,752,142
Asian Paints Ltd.	310,206	4,296,104
Aurobindo Pharma Ltd.	139,646	2,813,325
Bajaj Auto Ltd.	87,945	3,396,110
Bharat Heavy Electricals Ltd.	619,346	2,917,481
Bharat Petroleum Corp. Ltd.	174,374	2,108,339
Bharti Airtel Ltd.	636,402	3,839,887
Cairn India Ltd.	438,126	1,647,173
Cipla Ltd.	369,902	4,155,313
Coal India Ltd.	522,873	3,046,399
Dabur India Ltd.	450,385	1,863,424
Divi’s Laboratories Ltd.	43,906	1,235,160
DLF Ltd.	430,664	1,181,397
Dr. Reddy’s Laboratories Ltd.	123,656	6,455,328
GAIL (India) Ltd.	333,658	2,278,798
GlaxoSmithKline Consumer Healthcare Ltd.	10,800	980,684
Godrej Consumer Products Ltd.	125,255	2,146,131
HCL Technologies Ltd.	257,972	7,463,007
Hero Motocorp Ltd.	43,173	1,997,453
Hindalco Industries Ltd.	1,162,473	2,622,063
Hindustan Unilever Ltd.	791,505	11,917,623
Housing Development Finance Corp. Ltd.	1,558,492	31,768,728
ICICI Bank Ltd.	1,151,280	6,704,879
Idea Cellular Ltd.	1,080,924	2,702,528
Infosys Ltd.	961,532	33,252,691
ITC Ltd.	2,333,474	13,885,555

Security	Shares	Value
Jindal Steel & Power Ltd.	357,643	$916,123
JSW Steel Ltd.	87,412	1,379,525
Larsen & Toubro Ltd.	330,993	9,088,079
LIC Housing Finance Ltd.	287,454	2,220,824
Mahindra & Mahindra Financial Services Ltd.	284,938	1,174,302
Mahindra & Mahindra Ltd.	353,912	7,229,096
Motherson Sumi Systems Ltd.	219,423	1,598,155
Nestle India Ltd.	23,452	2,693,392
NTPC Ltd.	1,686,412	3,911,408
Oil & Natural Gas Corp. Ltd.	801,632	4,547,564
Oil India Ltd.	123,656	1,067,153
Piramal Enterprises Ltd.	68,224	918,521
Power Finance Corp. Ltd.	270,231	1,302,179
Ranbaxy Laboratories Ltd.[a]	133,538	1,514,875
Reliance Communications Ltd.[a]	848,003	1,089,869
Reliance Industries Ltd.	1,347,957	19,919,555
Reliance Infrastructure Ltd.	99,671	817,918
Rural Electrification Corp. Ltd.	304,876	1,639,690
Sesa Sterlite Ltd.	1,222,169	3,985,098
Shriram Transport Finance Co. Ltd.	149,773	2,762,464
Siemens Ltd.	68,757	1,156,940
State Bank of India	1,572,350	7,843,344
Sun Pharmaceuticals Industries Ltd.	763,256	11,309,892
Tata Consultancy Services Ltd.	491,959	19,715,296
Tata Motors Ltd.	796,302	7,523,308
Tata Power Co. Ltd.	1,161,940	1,697,838
Tata Steel Ltd.	318,201	2,005,999
Tech Mahindra Ltd.	61,295	2,838,859
Ultratech Cement Ltd.	37,310	1,891,765
United Breweries Ltd.	70,356	1,107,623
United Spirits Ltd.[a]	46,371	2,584,040
Wipro Ltd.	647,062	6,336,893
Zee Entertainment Enterprises Ltd.	547,314	3,329,306

		306,235,929
INDONESIA — 3.26%
PT Adaro Energy Tbk	14,657,500	1,157,095
PT Astra Agro Lestari Tbk	426,400	782,617
PT Astra International Tbk	21,106,800	13,079,801
PT Bank Central Asia Tbk	12,792,000	13,506,453
PT Bank Danamon Indonesia Tbk	3,411,246	1,184,881

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2015

Security	Shares	Value
PT Bank Mandiri (Persero) Tbk	9,753,951	$8,469,979
PT Bank Negara Indonesia (Persero) Tbk	7,888,415	3,892,054
PT Bank Rakyat Indonesia (Persero) Tbk	11,672,700	10,758,143
PT Bukit Asam (Persero) Tbk	799,500	717,925
PT Bumi Serpong Damai Tbk	7,675,400	1,223,944
PT Charoen Pokphand Indonesia Tbk	7,781,800	2,429,605
PT Global Mediacom Tbk	6,502,600	952,226
PT Gudang Garam Tbk	533,000	2,432,003
PT Indo Tambangraya Megah Tbk	373,100	493,343
PT Indocement Tunggal Prakarsa Tbk	1,545,700	2,806,481
PT Indofood CBP Sukses Makmur Tbk	1,279,200	1,464,251
PT Indofood Sukses Makmur Tbk	4,477,200	2,668,471
PT Jasa Marga (Persero) Tbk	2,110,000	1,199,290
PT Kalbe Farma Tbk	21,746,400	3,201,661
PT Lippo Karawaci Tbk	20,413,900	1,829,073
PT Matahari Department Store Tbk	2,078,700	2,547,607
PT Media Nusantara Citra Tbk	4,956,900	1,119,142
PT Perusahaan Gas Negara (Persero) Tbk	11,352,900	4,525,924
PT Semen Gresik (Persero) Tbk	3,144,700	3,618,236
PT Surya Citra Media Tbk	4,760,000	1,283,237
PT Telekomunikasi Indonesia (Persero) Tbk	53,140,100	11,871,836
PT Tower Bersama Infrastructure Tbk	1,972,100	1,478,978
PT Unilever Indonesia Tbk	1,599,000	4,522,137
PT United Tractors Tbk	1,705,643	2,410,184
PT XL Axiata Tbk	2,984,800	1,131,008

		108,757,585
MALAYSIA — 4.17%
AirAsia Bhd	1,332,500	1,028,390
Alliance Financial Group Bhd	1,172,600	1,544,936
AMMB Holdings Bhd	1,972,100	3,413,668
Astro Malaysia Holdings Bhd	1,762,200	1,418,309
Axiata Group Bhd	2,611,700	5,183,087
Berjaya Sports Toto Bhd	639,690	597,726
British American Tobacco Malaysia Bhd	106,600	1,939,250

Security	Shares	Value
Bumi Armada Bhd[a]	1,812,200	$599,405
CIMB Group Holdings Bhd[b]	5,170,100	7,837,803
Dialog Group Bhd	3,837,662	1,713,620
DiGi.Com Bhd	3,304,600	5,838,612
Felda Global Ventures Holdings Bhd	1,172,700	788,696
Gamuda Bhd	1,812,200	2,532,484
Genting Bhd	2,185,300	5,318,688
Genting Malaysia Bhd	3,144,700	3,519,152
Genting Plantations Bhd	213,400	597,614
Hong Leong Bank Bhd	588,300	2,273,419
Hong Leong Financial Group Bhd	213,400	995,239
IHH Healthcare Bhd	2,505,100	3,590,551
IJM Corp. Bhd[b]	1,177,100	2,238,696
IOI Corp. Bhd	3,144,700	4,082,563
IOI Properties Group Bhd	1,808,933	1,027,123
Kuala Lumpur Kepong Bhd	533,700	3,333,418
Lafarge Malaysia Bhd	456,100	1,245,852
Malayan Banking Bhd	4,690,400	11,273,508
Malaysia Airports Holdings Bhd	639,600	1,262,276
Maxis Bhd	1,972,100	3,859,402
MISC Bhd	1,172,700	2,505,079
Petronas Chemicals Group Bhd	2,959,600	4,160,408
Petronas Dagangan Bhd[b]	266,900	1,297,717
Petronas Gas Bhd	692,900	4,239,906
PPB Group Bhd	533,700	2,141,861
Public Bank Bhd	2,858,130	14,290,650
RHB Capital Bhd[b]	586,300	1,318,690
Sapurakencana Petroleum Bhd	3,731,000	2,745,802
Sime Darby Bhd	3,038,100	7,871,593
Telekom Malaysia Bhd	1,173,000	2,259,997
Tenaga Nasional Bhd	2,959,600	11,828,611
UEM Sunrise Bhd	1,553,800	543,916
UMW Holdings Bhd	586,300	1,761,486
YTL Corp. Bhd	4,530,500	2,197,817
YTL Power International Bhd	1,705,620	752,203

		138,969,223
PHILIPPINES — 1.64%
Aboitiz Equity Ventures Inc.	1,972,520	2,532,026
Aboitiz Power Corp.	1,652,300	1,667,552
Alliance Global Group Inc.	2,132,000	1,211,226
Ayala Corp.	205,868	3,391,992
Ayala Land Inc.	7,462,000	6,109,319
Bank of the Philippine Islands	900,779	2,022,478
BDO Unibank Inc.	1,705,609	4,429,098

CONSOLIDATED SCHEDULES OF INVESTMENTS	13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2015

Security	Shares	Value
DMCI Holdings Inc.	3,731,000	$1,303,096
Energy Development Corp.	9,540,700	1,850,021
Globe Telecom Inc.	34,705	1,374,253
International Container Terminal Services Inc.	538,330	1,391,822
JG Summit Holdings Inc.	2,553,077	3,792,587
Jollibee Foods Corp.	479,700	2,523,992
Megaworld Corp.	12,792,000	1,508,593
Metro Pacific Investments Corp.	10,660,000	1,249,908
Metropolitan Bank & Trust Co.	357,112	771,841
Philippine Long Distance Telephone Co.	101,270	6,821,307
SM Investments Corp.	159,900	3,368,950
SM Prime Holdings Inc.	6,994,725	2,950,625
Universal Robina Corp.	914,060	4,291,167

		54,561,853
SINGAPORE — 5.98%
Ascendas REIT	2,132,535	3,877,050
CapitaCommercial Trust[b]	2,132,000	2,788,885
CapitaLand Ltd.[b]	2,665,500	6,855,325
CapitaMall Trust Management Ltd.[b]	2,665,800	4,117,598
City Developments Ltd.[b]	533,000	3,958,798
ComfortDelGro Corp. Ltd.	2,132,000	4,522,090
DBS Group Holdings Ltd.[b]	1,820,900	26,631,890
Genting Singapore PLC	6,396,600	5,105,556
Global Logistic Properties Ltd.[b]	3,198,000	5,979,558
Golden Agri-Resources Ltd.	6,929,707	2,150,970
Hutchison Port Holdings Trust[b]	6,396,371	4,573,405
Jardine Cycle & Carriage Ltd.[b]	75,100	2,347,742
Keppel Corp. Ltd.	1,599,600	10,284,916
Keppel Land Ltd.[b]	533,000	1,788,353
Noble Group Ltd.	4,797,364	3,775,916
Oversea-Chinese Banking Corp. Ltd.[b]	3,013,175	23,159,426
SembCorp Industries Ltd.	1,066,000	3,395,507
SembCorp Marine Ltd.[b]	1,066,000	2,363,462
Singapore Airlines Ltd.	533,000	4,982,965
Singapore Exchange Ltd.[b]	1,066,000	6,121,366
Singapore Press Holdings Ltd.[b]	1,161,000	3,543,663
Singapore Technologies Engineering Ltd.	1,599,000	3,970,616
Singapore Telecommunications Ltd.	8,208,200	24,750,171
StarHub Ltd.	533,000	1,646,545
Suntec REIT[b]	2,665,000	3,702,757

Security	Shares	Value
United Overseas Bank Ltd.	1,348,500	$23,101,197
UOL Group Ltd.	533,000	2,844,032
Wilmar International Ltd.	2,132,000	5,073,564
Yangzijiang Shipbuilding Holdings Ltd.[b]	2,132,000	1,953,795

		199,367,118
SOUTH KOREA — 17.01%
AmorePacific Corp.	3,393	8,224,984
AmorePacific Group	3,198	3,664,131
BS Financial Group Inc.	207,353	2,626,041
Celltrion Inc.[a,b]	69,943	2,603,036
Cheil Industries Inc.[a]	15,566	1,935,786
Cheil Worldwide Inc.[a]	89,011	1,607,505
CJ CheilJedang Corp.	8,531	2,745,896
CJ Corp.	15,990	2,522,197
CJ Korea Express Co. Ltd.[a]	7,814	1,368,307
Coway Co. Ltd.	55,965	4,493,167
Daelim Industrial Co. Ltd.	28,782	1,447,522
Daewoo Engineering & Construction Co. Ltd.[a,b]	118,859	736,891
Daewoo International Corp.	50,990	1,282,210
Daewoo Securities Co. Ltd.[a]	221,195	2,042,858
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	113,529	2,024,337
Daum Kakao Corp.[b]	27,183	3,795,578
DGB Financial Group Inc.	168,174	1,630,070
Dongbu Insurance Co. Ltd.	47,437	2,307,652
Doosan Corp.	8,528	811,002
Doosan Heavy Industries & Construction Co. Ltd.	63,427	1,351,362
Doosan Infracore Co. Ltd.[a]	143,377	1,337,276
E-Mart Co. Ltd.	21,966	4,177,878
GS Engineering & Construction Corp.[a]	53,300	1,220,890
GS Holdings Corp.	54,899	2,093,351
Halla Visteon Climate Control Corp.	41,041	1,743,192
Hana Financial Group Inc.	303,810	8,973,174
Hankook Tire Co. Ltd.	77,285	3,724,323
Hanwha Chemical Corp.	111,397	1,252,911
Hanwha Corp.	47,970	1,201,882
Hanwha Life Insurance Co. Ltd.	256,906	1,827,660
Hite Jinro Co. Ltd.	32,040	681,172
Hotel Shilla Co. Ltd.	35,711	3,330,763
Hyosung Corp.	23,452	1,556,890

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2015

Security	Shares	Value
Hyundai Department Store Co. Ltd.	16,884	$1,844,951
Hyundai Development Co. Engineering & Construction	58,097	2,292,324
Hyundai Engineering & Construction Co. Ltd.	75,686	3,020,934
Hyundai Glovis Co. Ltd.	14,226	3,180,557
Hyundai Heavy Industries Co. Ltd.[b]	44,239	4,571,148
Hyundai Marine & Fire Insurance Co. Ltd.	43,830	1,046,052
Hyundai Merchant Marine Co. Ltd.[a,b]	69,823	654,431
Hyundai Mipo Dockyard Co. Ltd.[b]	11,726	827,768
Hyundai Mobis Co. Ltd.	71,955	16,317,520
Hyundai Motor Co.	160,433	24,865,941
Hyundai Steel Co.	75,727	4,563,286
Hyundai Wia Corp.	16,981	2,391,253
Industrial Bank of Korea	274,495	3,250,467
Kangwon Land Inc.	127,920	3,789,876
KB Financial Group Inc.	341,110	11,478,464
KCC Corp.	6,396	3,222,564
KEPCO Plant Service & Engineering Co. Ltd.	21,997	1,776,093
Kia Motors Corp.	278,226	11,702,996
Korea Aerospace Industries Ltd.	49,036	2,100,710
Korea Electric Power Corp.	271,297	10,716,926
Korea Gas Corp.[a]	30,455	1,258,747
Korea Investment Holdings Co. Ltd.	45,305	2,154,225
Korea Zinc Co. Ltd.	9,082	3,566,861
Korean Air Lines Co. Ltd.[a]	30,381	1,319,584
KT Corp.	72,488	1,985,201
KT&G Corp.	116,194	8,521,177
Kumho Petrochemical Co. Ltd.	15,459	1,267,989
LG Chem Ltd.	49,036	8,900,554
LG Corp.	102,336	5,792,427
LG Display Co. Ltd.	249,977	8,240,372
LG Electronics Inc.	114,595	6,371,046
LG Household & Health Care Ltd.	10,128	6,371,675
LG Innotek Co. Ltd.[b]	13,858	1,240,580
LG Uplus Corp.	229,723	2,541,741
Lotte Chemical Corp.	16,523	2,636,488
Lotte Confectionery Co. Ltd.	533	910,915
Lotte Shopping Co. Ltd.	12,259	2,662,319
LS Corp.	19,188	844,826
LS Industrial Systems Co. Ltd.	17,589	974,665
Mirae Asset Securities Co. Ltd.	29,064	1,233,147
NAVER Corp.	29,155	19,088,314

Security	Shares	Value
NCsoft Corp.	15,990	$2,953,530
NH Investment & Securities Co. Ltd.	160,433	1,628,389
OCI Co. Ltd.[a,b]	18,122	1,295,849
ORION Corp.	3,731	3,582,251
Paradise Co. Ltd.	46,371	1,115,177
POSCO	68,066	15,715,678
S-Oil Corp.	47,437	2,624,304
S1 Corp.	21,320	1,559,620
Samsung C&T Corp.	131,118	6,690,183
Samsung Card Co. Ltd.	43,173	1,508,055
Samsung Electro-Mechanics Co. Ltd.	61,828	3,787,926
Samsung Electronics Co. Ltd.	115,128	143,699,451
Samsung Engineering Co. Ltd.[a,b]	29,848	1,037,147
Samsung Fire & Marine Insurance Co. Ltd.	34,645	9,345,533
Samsung Heavy Industries Co. Ltd.	168,428	2,756,823
Samsung Life Insurance Co. Ltd.	65,026	6,689,306
Samsung SDI Co. Ltd.	57,099	6,735,343
Samsung SDS Co. Ltd.	29,848	7,219,089
Samsung Securities Co. Ltd.	62,904	2,737,958
Shinhan Financial Group Co. Ltd.	341,700	14,060,442
Shinsegae Co. Ltd.	7,696	1,133,007
SK C&C Co. Ltd.	21,320	4,581,383
SK Holdings Co. Ltd.	27,716	4,333,793
SK Hynix Inc.	530,712	23,124,019
SK Innovation Co. Ltd.	62,894	5,388,778
SK Networks Co. Ltd.[a]	124,722	1,073,184
SK Telecom Co. Ltd.	10,660	2,817,063
Woori Bank[a]	328,861	2,646,284
Yuhan Corp.	5,811	908,633

		566,587,206
TAIWAN — 15.14%
Acer Inc.[a]	2,871,830	1,881,838
Advanced Semiconductor Engineering Inc.	6,929,863	8,774,066
Advantech Co. Ltd.	235,278	1,776,894
Asia Cement Corp.	2,188,448	2,645,846
Asia Pacific Telecom Co. Ltd.	2,132,000	1,021,569
ASUSTeK Computer Inc.	688,100	7,260,166
AU Optronics Corp.	9,595,580	5,267,696
Catcher Technology Co. Ltd.	533,000	4,710,378
Cathay Financial Holding Co. Ltd.	8,528,722	12,313,988

CONSOLIDATED SCHEDULES OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2015

Security	Shares	Value
Chailease Holding Co. Ltd.	1,066,280	$2,527,524
Chang Hwa Commercial Bank Ltd.	5,411,386	3,065,138
Cheng Shin Rubber Industry Co. Ltd.	1,599,303	3,856,983
Chicony Electronics Co. Ltd.	537,112	1,491,339
China Airlines Ltd.[a]	3,199,330	1,614,208
China Development Financial Holding Corp.	14,223,734	4,694,078
China Life Insurance Co. Ltd.	2,965,459	2,498,388
China Motor Co. Ltd.	538,000	463,506
China Steel Corp.	12,454,484	10,552,135
Chunghwa Telecom Co. Ltd.	4,264,110	12,922,160
Clevo Co.	533,228	812,190
Compal Electronics Inc.	4,797,000	3,523,904
CTBC Financial Holding Co. Ltd.	11,762,823	7,502,586
CTCI Corp.	536,000	850,429
Delta Electronics Inc.	2,132,000	13,090,961
E.Sun Financial Holding Co. Ltd.	6,426,918	3,956,470
Eclat Textile Co. Ltd.	140,400	1,459,089
Epistar Corp.	1,066,000	1,901,065
EVA Airways Corp.[a]	2,419,962	1,858,349
Evergreen Marine Corp. Ltd.[a]	1,599,095	1,136,647
Far Eastern Department Stores Ltd.	1,084,298	929,000
Far Eastern New Century Corp.	3,251,922	3,281,486
Far EasTone Telecommunications Co. Ltd.	1,599,000	3,917,140
Farglory Land Development Co. Ltd.	533,468	626,345
First Financial Holding Co. Ltd.	7,706,937	4,512,129
Formosa Chemicals & Fibre Corp.	3,397,740	7,310,098
Formosa International Hotels Corp.	29,681	301,392
Formosa Petrochemical Corp.	1,066,000	2,273,159
Formosa Plastics Corp.	4,264,400	10,351,963
Formosa Taffeta Co. Ltd.	1,066,000	1,080,765
Foxconn Technology Co. Ltd.	1,066,301	2,906,540
Fubon Financial Holding Co. Ltd.	6,929,111	11,059,840
Giant Manufacturing Co. Ltd.	214,000	1,867,454
Hermes Microvision Inc.	40,000	1,916,639
Highwealth Construction Corp.	533,600	1,088,755
Hiwin Technologies Corp.	126,554	1,052,157

Security	Shares	Value
Hon Hai Precision Industry Co. Ltd.	13,075,556	$35,973,494
Hotai Motor Co. Ltd.	209,000	3,010,964
HTC Corp.[a]	732,450	3,649,060
Hua Nan Financial Holdings Co. Ltd.	6,396,497	3,562,236
Innolux Corp.	8,536,981	4,171,847
Inotera Memories Inc.[a]	2,132,000	3,135,742
Inventec Corp.	2,362,460	1,761,715
Kinsus Interconnect Technology Corp.	533,000	1,733,622
Largan Precision Co. Ltd.	87,000	7,288,305
Lite-On Technology Corp.	2,143,193	2,652,340
MediaTek Inc.	1,599,391	24,513,490
Mega Financial Holding Co. Ltd.	10,364,827	7,959,408
Merida Industry Co. Ltd.	147,000	1,016,898
Nan Ya Plastics Corp.	4,797,000	9,666,000
Novatek Microelectronics Corp.	536,000	2,985,006
Pegatron Corp.	1,604,000	4,326,400
Phison Electronics Corp.	86,000	616,752
Pou Chen Corp.	2,134,000	2,928,761
Powertech Technology Inc.	536,200	896,687
President Chain Store Corp.	533,000	4,109,953
Quanta Computer Inc.	2,665,000	6,511,654
Radiant Opto-Electronics Corp.	533,167	1,700,328
Realtek Semiconductor Corp.	533,642	1,644,268
Ruentex Development Co. Ltd.	580,237	874,586
Ruentex Industries Ltd.	533,195	1,152,223
ScinoPharm Taiwan Ltd.	533,992	898,078
Shin Kong Financial Holding Co. Ltd.	7,798,740	2,177,762
Siliconware Precision Industries Co. Ltd.	3,199,575	5,401,412
Simplo Technology Co. Ltd.	250,550	1,240,287
SinoPac Financial Holdings Co. Ltd.	8,426,658	3,436,069
Standard Foods Corp.	262,683	564,318
Synnex Technology International Corp.	1,285,000	1,855,316
Taishin Financial Holdings Co. Ltd.	8,277,008	3,401,312
Taiwan Business Bank Ltd.[a]	4,264,311	1,240,856
Taiwan Cement Corp.	3,737,000	5,051,683
Taiwan Cooperative Financial Holding Co. Ltd.	6,451,149	3,336,784

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2015

Security	Shares	Value
Taiwan Fertilizer Co. Ltd.	1,066,000	$1,860,472
Taiwan Glass Industry Corp.	1,066,780	778,585
Taiwan Mobile Co. Ltd.	1,599,000	5,276,977
Taiwan Semiconductor Manufacturing Co. Ltd.	25,584,670	114,472,796
Teco Electric and Machinery Co. Ltd.	2,134,000	2,004,423
TPK Holding Co. Ltd.	212,974	1,388,807
Transcend Information Inc.	137,000	436,908
TSRC Corp.	555,815	662,283
U-Ming Marine Transport Corp.	536,000	828,318
Uni-President Enterprises Co.	5,015,475	8,037,238
Unimicron Technology Corp.	1,295,000	899,948
United Microelectronics Corp.	13,163,000	6,432,488
Vanguard International Semiconductor Corp.	1,066,000	1,823,263
Walsin Lihwa Corp.[a]	3,737,000	1,156,195
Wistron Corp.	2,665,521	2,452,920
WPG Holdings Co. Ltd.	1,604,240	2,000,623
Yang Ming Marine Transport Corp.[a]	1,621,300	869,468
Yuanta Financial Holding Co. Ltd.	7,472,304	3,604,139
Yulon Motor Co. Ltd.	1,066,000	1,562,797
Zhen Ding Technology Holding Ltd.	533,097	1,510,640

		504,409,356
THAILAND — 2.95%
Advanced Information Service PCL NVDR	1,066,000	7,979,529
Airports of Thailand PCL NVDR	426,400	4,221,008
Bangkok Bank PCL Foreign	266,500	1,563,336
Bangkok Bank PCL NVDR	324,425	1,888,267
Bangkok Dusit Medical Services PCL NVDR	3,199,000	1,817,947
Banpu PCL NVDR	1,066,000	791,439
BEC World PCL NVDR	1,088,300	1,712,418
BTS Group Holdings PCL NVDR	6,022,900	1,812,575
Bumrungrad Hospital PCL NVDR	373,100	1,778,295
Central Pattana PCL NVDR	1,422,600	1,945,046
Charoen Pokphand Foods PCL NVDR	2,908,100	2,243,493
CP All PCL NVDR	4,637,100	5,879,610
Delta Electronics Thailand PCL NVDR	533,000	1,209,143

Security	Shares	Value
Energy Absolute PCL NVDR	1,172,600	$895,661
Glow Energy PCL NVDR	560,100	1,561,538
Home Product Center PCL NVDR[b]	4,122,091	1,026,430
Indorama Ventures PCL NVDR	1,187,700	791,074
IRPC PCL NVDR	10,660,000	1,113,877
Kasikornbank PCL Foreign	1,210,300	8,283,141
Kasikornbank PCL NVDR	640,575	4,344,872
Krung Thai Bank PCL NVDR	3,731,075	2,587,699
Minor International PCL NVDR	1,687,600	1,869,096
PTT Exploration & Production PCL NVDR	1,385,884	4,615,379
PTT Global Chemical PCL NVDR	1,713,676	2,958,225
PTT PCL NVDR	1,066,000	11,269,050
Siam Cement (The) PCL Foreign	319,900	4,867,406
Siam Cement (The) PCL NVDR	53,300	807,724
Siam Commercial Bank PCL NVDR	1,652,300	9,061,651
Thai Oil PCL NVDR	800,300	1,253,143
Thai Union Frozen Products PCL NVDR	1,918,800	1,278,028
TMB Bank PCL NVDR	14,028,200	1,328,672
True Corp. PCL NVDR[a]	8,901,911	3,698,930

		98,453,702

TOTAL COMMON STOCKS
(Cost: $3,018,659,872)		3,291,027,162

PREFERRED STOCKS — 0.88%

SOUTH KOREA — 0.88%
Hyundai Motor Co. Ltd.	25,584	2,690,344
Hyundai Motor Co. Ltd. Series 2	39,975	4,386,430
LG Chem Ltd.	8,004	1,068,566
Samsung Electronics Co. Ltd.	21,853	21,301,479

		29,446,819

TOTAL PREFERRED STOCKS (Cost: $21,032,445)		29,446,819

RIGHTS — 0.00%

SOUTH KOREA — 0.00%
Hyundai Merchant Marine Co. Ltd.[a]	10,605	28,898

		28,898

TOTAL RIGHTS (Cost: $0)		28,898

CONSOLIDATED SCHEDULES OF INVESTMENTS	17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2015

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.24%

MONEY MARKET FUNDS — 3.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d,e,f]	97,752,436	$97,752,436
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	5,880,290	5,880,290
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	4,165,620	4,165,620

		107,798,346

TOTAL SHORT-TERM INVESTMENTS (Cost: $107,798,346)		107,798,346

TOTAL INVESTMENTS IN SECURITIES — 102.89% (Cost: $3,147,490,663)		3,428,301,225
Other Assets, Less Liabilities — (2.89)%		(96,434,728)

NET ASSETS — 100.00%		$3,331,866,497

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.69%

CHINA — 20.29%
Agile Property Holdings Ltd.	16,000	$9,761
Ajisen (China) Holdings Ltd.[a]	10,000	5,804
Anton Oilfield Services Group[a]	8,000	1,558
Anxin-China Holdings Ltd.	32,000	2,187
APT Satellite Holdings Ltd.	5,000	6,823
Asian Citrus Holdings Ltd.[b]	14,000	1,499
Baoye Group Co. Ltd. Class H	8,000	4,643
Beijing Capital Land Ltd. Class H	16,000	7,347
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	4,000	5,231
Biostime International Holdings Ltd.[a]	2,000	5,443
Bosideng International Holdings Ltd.	32,000	4,127
BYD Electronic International Co. Ltd.	14,000	14,680
C C Land Holdings Ltd.	8,000	1,383
Capital Environment Holdings Ltd.[b]	40,000	2,322
Carnival Group International Holdings Ltd.[b]	100,000	16,122
Changshouhua Food Co. Ltd.	8,000	5,469
Chaowei Power Holdings Ltd.[a]	12,000	5,077
China Aerospace International Holdings Ltd.[a]	48,000	6,129
China Animal Healthcare Ltd.[a]	8,000	5,396
China Aoyuan Property Group Ltd.	22,000	3,547
China Datang Corp. Renewable Power Co. Ltd. Class H	18,000	2,577
China Dongxiang Group Co. Ltd.	44,000	7,491
China Foods Ltd.[b]	16,000	5,283
China High Speed Transmission Equipment Group Co. Ltd.[b]	18,000	12,745
China Lilang Ltd.	10,000	6,294
China LotSynergy Holdings Ltd.	80,000	5,778
China Lumena New Materials Corp.[a,b]	40,000	645
China Metal Recycling Holdings Ltd.[b]	4,200	—
China Modern Dairy Holdings Ltd.[a,b]	30,000	9,712
China New Town Development Co. Ltd.[b]	55,000	3,086
China Oil and Gas Group Ltd.	40,000	5,159
China Power International Development Ltd.	36,000	20,476
China Power New Energy Development Co. Ltd.[b]	80,000	4,901
China Precious Metal Resources Holdings Co. Ltd.[a,b]	72,000	6,315
China Rare Earth Holdings Ltd.[a,b]	52,000	8,652

Security	Shares	Value
China Resources and Transportation Group Ltd.[b]	200,000	$4,308
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	39,000	3,571
China Ruifeng Renewable Energy Ltd.[b]	32,000	4,499
China Sanjiang Fine Chemicals Co. Ltd.[a]	14,000	4,135
China SCE Property Holdings Ltd.[b]	36,000	6,918
China Shanshui Cement Group Ltd.[a]	26,000	11,435
China Shineway Pharmaceutical Group Ltd.[a]	6,000	9,410
China Singyes Solar Technologies Holdings Ltd.	8,000	11,226
China Suntien Green Energy Corp. Ltd. Class H	30,000	6,733
China Traditional Chinese Medicine Co. Ltd.[a,b]	16,000	10,483
China Travel International Investment Hong Kong Ltd.	52,000	17,102
China Vanadium Titano-Magnetite Mining Co. Ltd.	46,000	4,212
China Water Affairs Group Ltd.[a]	20,000	9,389
China Yurun Food Group Ltd.[a,b]	16,000	6,170
China ZhengTong Auto Services Holdings Ltd.[a]	13,000	6,522
CIMC Enric Holdings Ltd.[a]	8,000	6,170
CITIC Resources Holdings Ltd.[a,b]	40,000	5,262
Comba Telecom Systems Holdings Ltd.	27,500	6,633
Coolpad Group Ltd.	40,000	8,100
Cosco International Holdings Ltd.	16,000	6,562
CT Environmental Group Ltd.[a]	8,000	8,038
Dah Chong Hong Holdings Ltd.	12,000	7,042
Daphne International Holdings Ltd.	16,000	5,097
Digital China Holdings Ltd.	10,000	9,441
Dongyue Group Ltd.	20,000	7,016
EverChina International Holdings Co. Ltd.[b]	100,000	3,869
Fantasia Holdings Group Co. Ltd.[a]	36,000	3,668
FDG Electric Vehicles Ltd.[b]	120,000	6,810
First Tractor Co. Ltd. Class Ha	8,000	5,892
Freetech Road Recycling Technology Holdings Ltd.	20,000	2,760
Fufeng Group Ltd.	13,600	6,876
Glorious Property Holdings Ltd.[b]	20,000	2,296
Golden Eagle Retail Group Ltd.[a]	6,000	7,158
Golden Meditech Holdings Ltd.	26,000	3,655

CONSOLIDATED SCHEDULES OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Goldin Properties Holdings Ltd.[b]	16,000	$9,142
Goldlion Holdings Ltd.	8,000	3,436
Greatview Aseptic Packaging Co. Ltd.[a]	18,000	8,242
Greenland Hong Kong Holdings Ltd.[a]	6,000	2,345
Guangdong Land Holdings Ltd.[b]	16,000	4,107
Guangzhou Shipyard International Co. Ltd. Class Ha	4,000	12,279
Harbin Electric Co. Ltd. Class H	16,000	11,494
HC International Inc.[a,b]	4,000	2,972
Henderson Investment Ltd.	102,000	9,077
Hengdeli Holdings Ltd.	26,400	4,937
Hi Sun Technology (China) Ltd.[b]	18,000	4,945
Hisense Kelon Electrical Holdings Co. Ltd. Class Hb	6,000	4,891
HKC (Holdings) Ltd.[a,b]	158,000	5,196
Honghua Group Ltd.[a]	18,000	2,206
Hopewell Highway Infrastructure Ltd.	11,300	5,465
Hopson Development Holdings Ltd.[a,b]	8,000	7,120
Hosa International Ltd.	12,000	4,922
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	50,688	12,160
Huabao International Holdings Ltd.	26,000	20,489
Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	20,000	10,370
Ju Teng International Holdings Ltd.	12,000	6,315
Kaisa Group Holdings Ltd.[a]	20,000	2,051
Kingboard Laminates Holdings Ltd.	16,000	6,789
Kingdee International Software Group Co. Ltd.[b]	28,000	9,101
KWG Property Holdings Ltd.	15,000	9,615
Landing International Development Ltd.[b]	90,000	3,250
Li Ning Co. Ltd.[a,b]	13,000	5,701
Lianhua Supermarket Holdings Co. Ltd. Class Hb	8,000	3,880
Lijun International Pharmaceutical (Holding) Co. Ltd.	32,000	14,982
Lonking Holdings Ltd.	22,000	4,171
Maoye International Holdings Ltd.	14,000	2,113
Mingfa Group International Co. Ltd.[b]	36,000	11,794
Minth Group Ltd.	8,000	16,715
MMG Ltd.	16,000	4,581
NetDragon Websoft Inc.	3,000	5,239
New World Department Store China Ltd.	12,000	3,312
Nexteer Automotive Group Ltd.	8,000	7,904
North Mining Shares Co. Ltd.[a,b]	200,000	8,641

Security	Shares	Value
NVC Lighting Holdings Ltd.	22,000	$4,994
Pacific Online Ltd.	10,000	3,689
Parkson Retail Group Ltd.	6,000	1,439
PAX Global Technology Ltd.[b]	6,000	5,626
Phoenix Satellite Television Holdings Ltd.	20,000	6,268
Poly Property Group Co. Ltd.	20,000	9,235
Qingling Motors Co. Ltd. Class H	28,000	9,389
Real Nutriceutical Group Ltd.	16,000	4,540
Renhe Commercial Holdings Co. Ltd.[b]	148,000	6,681
REXLot Holdings Ltd.[a]	100,000	7,868
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	18,000	3,877
Shanghai Industrial Urban Development Group Ltd.[b]	32,000	5,118
Shanghai Youngsun Investment Co. Ltd. Class B	7,400	8,525
Shenguan Holdings Group Ltd.	20,000	5,572
Shenzhen Expressway Co. Ltd. Class H	20,000	15,529
Shenzhen International Holdings Ltd.	12,500	18,024
Shenzhen Investment Ltd.	20,000	5,778
Shunfeng International Clean Energy Ltd.[b]	12,000	9,271
Sino Oil And Gas Holdings Ltd.[b]	80,000	1,682
Sinofert Holdings Ltd.[a,b]	32,000	5,861
Sinolink Worldwide Holdings Ltd.[b]	68,000	5,262
Sinopec Kantons Holdings Ltd.	16,000	12,691
Sinotrans Shipping Ltd.[b]	30,000	6,810
Sinotruk (Hong Kong) Ltd.	14,000	7,692
Skyworth Digital Holdings Ltd.	28,000	15,818
Sound Global Ltd.[a,b]	6,000	6,098
Springland International Holdings	20,000	6,165
Sunac China Holdings Ltd.	18,000	16,112
Sunny Optical Technology Group Co. Ltd.[a]	8,000	12,237
TCC International Holdings Ltd.	16,000	5,819
TCL Communication Technology Holdings Ltd.[a]	10,000	8,848
Tech Pro Technology Development Ltd.[a,b]	19,600	14,788
Texhong Textile Group Ltd.	4,000	3,018
Tianjin Port Development Holdings Ltd.[a]	48,000	9,720
Tianneng Power International Ltd.[a]	12,000	2,941
Tibet 5100 Water Resources Holdings Ltd.[a]	24,000	8,048

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Tong Ren Tang Technologies Co. Ltd. Class H	8,000	$10,009
Towngas China Co. Ltd.	16,000	13,991
Travelsky Technology Ltd. Class H	16,000	16,922
Trony Solar Holdings Co. Ltd.[b]	94,000	6,062
V1 Group Ltd.[b]	52,000	4,024
Vinda International Holdings Ltd.	4,000	6,624
Wasion Group Holdings Ltd.	8,000	7,450
West China Cement Ltd.	68,000	7,630
Wisdom Holdings Group	16,000	9,699
Wumart Stores Inc. Class H	6,000	4,248
Xiamen International Port Co. Ltd. Class H	28,000	7,150
Xinchen China Power Holdings Ltd.[a,b]	12,000	4,597
Xingda International Holdings Ltd.	8,000	2,507
Xinhua Winshare Publishing and Media Co. Ltd. Class H	14,000	12,694
Xinyi Solar Holdings Ltd.	32,000	8,874
XTEP International Holdings Ltd.	15,000	5,262
Yanchang Petroleum International Ltd.[b]	65,000	2,557
Yashili International Holdings Ltd.[a]	16,000	4,973
Yingde Gases Group Co. Ltd.[a]	7,000	4,731
Yuexiu Real Estate Investment Trust	18,000	9,495
Yuexiu Transport Infrastructure Ltd.	8,000	5,417
Zhongsheng Group Holdings Ltd.	5,000	4,359

		1,154,377
HONG KONG — 9.67%
Brightoil Petroleum (Holdings) Ltd.[a,b]	34,000	8,376
Cafe de Coral Holdings Ltd.[a]	4,000	14,755
Champion REIT[a]	14,000	6,862
China LNG Group Ltd.[a]	40,000	6,913
China Merchants Land Ltd.	20,000	2,863
Chow Sang Sang Holdings International Ltd.	4,000	10,602
CIFI Holdings Group Co. Ltd.	40,000	8,048
CSI Properties Ltd.[a]	146,000	5,649
Dah Sing Banking Group Ltd.	5,600	9,361
Dah Sing Financial Holdings Ltd.	1,600	9,266
Emperor Watch & Jewellery Ltd.[a]	40,000	1,728
Esprit Holdings Ltd.[a]	21,200	23,925
EVA Precision Industrial Holdings Ltd.	36,000	8,590
FIH Mobile Ltd.[a,b]	32,000	14,280
G-Resources Group Ltd.[b]	248,400	7,080
Giordano International Ltd.	16,000	7,573
Global Brands Group Holding Ltd.[b]	72,000	13,651

Security	Shares	Value
Great Eagle Holdings Ltd.	2,000	$6,668
Hilong Holding Ltd.[a]	8,000	2,487
Hopewell Holdings Ltd.	6,000	22,558
Hutchison Telecommunications Hong Kong Holdings Ltd.[a]	20,000	9,132
Johnson Electric Holdings Ltd.[a]	5,750	20,988
K. Wah International Holdings Ltd.[a]	16,000	8,647
Kerry Logistics Network Ltd.	6,000	9,178
Kowloon Development Co. Ltd.	2,000	2,334
Luk Fook Holdings International Ltd.[a]	4,000	14,884
Lung Cheong International Holdings Ltd.[a,b]	40,000	4,488
Macau Legend Development Ltd.[a,b]	20,000	7,352
Man Wah Holdings Ltd.	11,200	9,592
Melco International Development Ltd.[a]	10,000	20,094
Midland Holdings Ltd.[b]	20,000	10,086
Newocean Energy Holdings Ltd.[a]	12,000	4,380
Orient Overseas International Ltd.	3,000	19,695
Pacific Basin Shipping Ltd.	26,000	9,624
Pacific Textiles Holdings Ltd.	8,000	11,040
Playmates Toys Ltd.	8,000	1,692
Prosperity REIT	26,000	9,658
Regal Hotels International Holdings Ltd.	12,000	7,460
Regal REIT[a]	6,000	1,695
Road King Infrastructure Ltd.	6,000	5,131
Sa Sa International Holdings Ltd.[a]	12,000	7,770
Shun Tak Holdings Ltd.	20,000	9,157
Singamas Container Holdings Ltd.	28,000	4,550
SITC International Holdings Co. Ltd.	18,000	9,936
SmarTone Telecommunications Holding Ltd.[a]	5,000	8,770
SOCAM Development Ltd.[b]	4,000	3,627
SPT Energy Group Inc.[a]	8,000	1,279
Stella International Holdings Ltd.[a]	5,000	13,220
Sunlight REIT[a]	18,000	9,101
Television Broadcasts Ltd.	3,808	23,624
Texwinca Holdings Ltd.	8,000	6,542
Trinity Ltd.	12,000	2,352
Truly International Holdings Ltd.	20,000	7,223
Tsui Wah Holdings Ltd.[a]	12,000	3,916
Value Partners Group Ltd.	18,000	15,369
VTech Holdings Ltd.[a]	2,000	28,194
Xinyi Glass Holdings Co. Ltd.[a]	24,000	12,660
Yip’s Chemical Holdings Ltd.	8,000	4,643

		550,318

CONSOLIDATED SCHEDULES OF INVESTMENTS	21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
INDIA — 10.00%
AIA Engineering Ltd.	642	$11,791
Amtek Auto Ltd.	2,038	5,719
Arvind Ltd.	2,920	13,708
Ashok Leyland Ltd.[b]	18,280	19,391
Bajaj Finance Ltd.	350	22,890
Bata India Ltd.	378	8,685
Berger Paints India Ltd.	4,348	16,073
Bharat Forge Ltd.	1,428	23,851
Biocon Ltd.	1,272	8,518
Britannia Industries Ltd.	414	12,627
Century Textiles & Industries Ltd.	1,068	9,902
CESC Ltd.	1,144	13,508
Cyient Ltd.	1,412	12,140
eClerx Services Ltd.	322	6,665
Federal Bank Ltd.	7,808	17,883
Gateway Distriparks Ltd.	1,455	9,014
GMR Infrastructure Ltd.	20,610	6,422
Godrej Industries Ltd.	1,550	7,777
Gujarat Gas Co. Ltd.[b]	732	7,771
Gujarat Pipavav Port Ltd.[b]	4,520	15,048
Hathway Cable & Datacom Ltd.[b]	7,880	8,117
Havells India Ltd.	3,680	15,356
Hexaware Technologies Ltd.	2,850	10,383
Housing Development & Infrastructure Ltd.[b]	4,994	8,874
IFCI Ltd.	13,038	7,915
Indiabulls Housing Finance Ltd.	2,210	21,006
Indiabulls Real Estate Ltd.	4,430	5,969
Indian Hotels Co. Ltd.[b]	6,606	12,906
Indraprastha Gas Ltd.	1,344	10,082
Jain Irrigation Systems Ltd.	5,334	6,003
Jaiprakash Associates Ltd.[b]	12,000	5,532
Jammu & Kashmir Bank Ltd. (The)	4,940	12,160
Jindal Saw Ltd.	2,842	3,696
Just Dial Ltd.	370	9,292
Karnataka Bank Ltd. (The)	2,492	5,750
Maharashtra Seamless Ltd.	946	3,154
Manappuram Finance Ltd.	9,732	5,013
MAX India Ltd.	2,424	18,573
McLeod Russel India Ltd.	1,451	4,823
MindTree Ltd.	944	20,136
Page Industries Ltd.	102	19,425
Rajesh Exports Ltd.	1,836	5,036
Raymond Ltd.	978	8,053

Security	Shares	Value
Redington India Ltd.	4,453	$8,754
Reliance Capital Ltd.	1,178	9,246
Shree Renuka Sugars Ltd.[b]	20,470	5,387
Tata Global Beverages Ltd.	5,458	13,985
Thermax Ltd.	626	11,575
Torrent Pharmaceuticals Ltd.	952	16,903
TV18 Broadcast Ltd.[b]	12,512	7,081
Unitech Ltd.[b]	20,088	6,049
Voltas Ltd.	3,030	13,140

		568,757
INDONESIA — 3.67%
PT ACE Hardware Indonesia Tbk	97,200	5,678
PT Alam Sutera Realty Tbk	132,000	6,200
PT Aneka Tambang (Persero) Tbk	22,800	1,917
PT Arwana Citramulia Tbk	80,000	6,315
PT Bank Bukopin Tbk	90,000	5,471
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	59,000	3,842
PT Bank Tabungan Negara (Persero) Tbk	51,263	4,027
PT Benakat Integra Tbk	331,000	3,005
PT Bumi Resources Tbk[b]	405,000	3,229
PT BW Plantation Tbk	40,000	1,121
PT Ciputra Development Tbk	140,000	15,915
PT Ciputra Property Tbk	47,000	3,042
PT Energi Mega Persada Tbk[b]	622,000	5,107
PT Erajaya Swasembada Tbk[b]	21,000	1,998
PT Gajah Tunggal Tbk	24,000	2,766
PT Garuda Indonesia (Persero) Tbk[b]	42,173	1,981
PT Indika Energy Tbk[b]	38,000	1,476
PT Japfa Comfeed Indonesia Tbk	65,000	4,567
PT Kawasan Industri Jababeka Tbk	317,565	7,621
PT Lippo Cikarang Tbk[b]	6,000	5,447
PT Medco Energi Internasional Tbk	22,400	5,526
PT Mitra Adiperkasa Tbk	6,200	2,875
PT MNC Investama Tbk	322,000	7,143
PT MNC Sky Vision Tbk	21,000	2,818
PT Modernland Realty Tbk	216,312	9,050
PT Nippon Indosari Corpindo Tbk	35,000	3,799
PT Pakuwon Jati Tbk	349,400	13,764
PT Pembangunan Perumahan (Persero) Tbk	28,200	8,715
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	38,000	5,520
PT Ramayana Lestari Sentosa Tbk	56,000	3,625

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
PT Salim Ivomas Pratama Tbk	17,800	$970
PT Sentul City Tbk[b]	300,000	2,724
PT Sigmagold Inti Perkasa Tbk[b]	94,000	3,473
PT Sugih Energy Tbk[b]	272,600	8,952
PT Summarecon Agung Tbk	142,800	18,600
PT Surya Semesta Internusa Tbk	30,292	2,630
PT Timah (Persero) Tbk	66,590	6,177
PT Wijaya Karya (Persero) Tbk	39,000	11,530

		208,616
MALAYSIA — 4.19%
AEON Credit Service (M) Bhd	1,660	5,719
Bursa Malaysia Bhd	4,200	9,493
CapitaMalls Malaysia Trust Bhd	11,600	4,604
Carlsberg Brewery Malaysia Bhd	1,600	5,195
DRB-Hicom Bhd	5,400	2,664
Eastern & Oriental Bhd	16,060	10,137
Hartalega Holdings Bhd	4,200	8,787
IGB Real Estate Investment Trust	18,000	6,599
IJM Land Bhd	11,000	10,824
Kian Joo Can Factory Bhd	7,200	5,855
KNM Group Bhd[b]	28,200	4,625
Kossan Rubber Industries Bhd	8,200	11,798
KPJ Healthcare Bhd	9,000	9,749
Magnum Bhd	3,400	2,615
Mah Sing Group Bhd	11,000	5,791
Malaysia Building Society Bhd	12,300	7,154
Malaysian Resources Corp. Bhd	25,200	9,377
Media Prima Bhd	10,200	5,258
Naim Holdings Bhd	3,600	2,977
OSK Holdings Bhd	13,000	6,952
Pavilion Real Estate Investment Trust Bhd	15,400	6,579
Perisai Petroleum Teknologi Bhd[b]	13,200	1,728
POS Malaysia Bhd	6,000	7,773
QL Resources Bhd	11,700	11,287
Sarawak Oil Palms Bhd	2,800	4,322
Sunway Bhd	11,733	10,769
Sunway Real Estate Investment Trust Bhd	20,000	8,545
Supermax Corp. Bhd	9,400	5,830
TA Enterprise Bhd	35,800	7,351
TIME dotCom Bhd[b]	8,000	11,907
Top Glove Corp. Bhd	4,200	5,765
TSH Resources Bhd	15,600	9,675
Wah Seong Corp. Bhd	10,563	3,785

Security	Shares	Value
WCT Holdings Bhd	15,023	$6,625

		238,114
PHILIPPINES — 1.84%
Belle Corp.	56,000	5,829
Cebu Air Inc.	4,300	9,235
Cosco Capital Inc.	33,600	6,843
Filinvest Land Inc.	198,000	7,544
First Gen Corp.	15,400	10,862
First Philippine Holdings Corp.	2,340	5,248
Lopez Holdings Corp.	17,400	2,940
Manila Water Co. Inc.	13,000	9,523
Melco Crown Philippines Resorts Corp.[b]	16,600	4,488
Nickel Asia Corp.	20,475	12,654
Philippine National Bank[b]	2,139	4,085
Security Bank Corp.	4,600	15,857
Vista Land & Lifescapes Inc.	60,000	9,376

		104,484
SINGAPORE — 8.14%
AIMS AMP Capital Industrial REIT	9,400	10,212
ARA Asset Management Ltd.	6,600	8,292
Ascendas India Trust	10,000	6,319
Ascott Residence Trust[a]	7,200	6,731
Asian Pay Television Trust	16,000	10,760
Biosensors International Group Ltd.[a,b]	12,000	5,720
Boustead Singapore Ltd.	6,000	7,982
Cache Logistics Trust	10,000	8,758
Cambridge Industrial Trust[a]	20,000	10,051
CapitaRetail China Trust	6,360	8,061
CDL Hospitality Trusts[a]	8,000	10,642
COSCO Corp. (Singapore) Ltd.[a]	4,000	1,596
Ezion Holdings Ltd.[a]	14,400	13,516
Ezra Holdings Ltd.[a]	8,320	3,259
First REIT[a]	10,000	9,718
First Resources Ltd.[a]	8,000	11,027
Frasers Centrepoint Trust[a]	6,000	9,179
Frasers Commercial Trust	10,000	10,975
GMG Global Ltd.	62,000	2,933
Hyflux Ltd.	6,000	4,235
Indofood Agri Resources Ltd.[a]	6,000	3,148
Keppel REIT[a]	18,000	16,429
KrisEnergy Ltd.[a,b]	6,000	2,749
Lippo Malls Indonesia Retail Trust	22,000	5,772
M1 Ltd./Singapore	4,000	11,086
Mapletree Commercial Trust	12,000	13,436

CONSOLIDATED SCHEDULES OF INVESTMENTS	23

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Mapletree Greater China Commercial Trust[a]	18,000	$13,569
Mapletree Industrial Trust	12,000	13,569
Mapletree Logistics Trust	16,000	14,190
Midas Holdings Ltd.[a]	22,000	5,528
Neptune Orient Lines Ltd.[a,b]	10,000	7,464
OSIM International Ltd.[a]	4,000	5,735
OUE Hospitality Trust[a]	8,666	5,988
OUE Ltd.	4,000	6,504
Parkway Life REIT	6,000	10,775
Perennial Real Estate Holdings Ltd.[a,b]	8,387	6,477
Raffles Education Corp. Ltd.	26,200	6,390
Raffles Medical Group Ltd.[a]	4,000	11,736
Sabana Shari’ah Compliant Industrial REIT[a]	10,000	6,762
SATS Ltd.	8,000	17,501
Silverlake Axis Ltd.[a]	10,000	9,681
Singapore Post Ltd.	16,000	25,305
SMRT Corp. Ltd.	8,000	10,347
Starhill Global REIT	16,000	9,814
Super Group Ltd.[a]	6,000	4,922
Tat Hong Holdings Ltd.	4,000	2,188
Tiger Airways Holdings Ltd.[b]	26,640	6,595
United Engineers Ltd.	6,000	13,480
United Envirotech Ltd.	4,000	4,789
Vard Holdings Ltd.[a,b]	2,000	746
Venture Corp. Ltd.[a]	2,000	12,017
Wheelock Properties (Singapore) Ltd.	2,000	2,771
Wing Tai Holdings Ltd.	4,000	5,410
Yanlord Land Group Ltd.[a]	8,000	5,971
Yoma Strategic Holdings Ltd.[a,b]	10,000	3,991

		462,801
SOUTH KOREA — 17.51%
Able C&C Co. Ltd.	135	2,722
Ahnlab Inc.	102	4,216
Asiana Airlines Inc.[b]	1,280	10,101
Binggrae Co. Ltd.	80	5,443
Chabiotech Co. Ltd.[b]	560	7,271
Chong Kun Dang Pharmaceutical Corp.	129	6,606
CJ CGV Co. Ltd.	260	14,503
CJ E&M Corp.[b]	302	10,521
CJ O Shopping Co. Ltd.	40	8,113
Com2uS Corp.[b]	100	16,231
Cosmax Inc.[b]	119	11,861
CTCBIO Inc.[a,b]	236	3,830

Security	Shares	Value
Daeduck Electronics Co.	140	$1,191
Daesang Corp.	280	9,742
Daewoong Pharmaceutical Co. Ltd.	122	6,917
Daishin Securities Co. Ltd.	840	7,067
Daou Technology Inc.	520	6,966
Dong-A Socio Holdings Co. Ltd.	44	5,049
Dong-A ST Co. Ltd.	66	5,347
Dongsuh Companies Inc.	496	10,522
Dongwon Industries Co. Ltd.	10	2,972
Doosan Engine Co. Ltd.[b]	680	4,881
Duksan Hi-Metal Co. Ltd.[b]	344	3,507
DY Corp.	351	2,125
EO Technics Co. Ltd.	124	14,514
Eugene Technology Co. Ltd.	364	4,743
Fila Korea Ltd.	128	12,816
Gamevil Inc.[a,b]	90	15,101
GemVax & Kael Co. Ltd.[b]	204	3,190
Grand Korea Leisure Co. Ltd.	400	14,667
Green Cross Corp.	122	15,507
Green Cross Holdings Corp.	462	9,252
GS Home Shopping Inc.	42	8,096
Halla Holdings Corp.	72	4,187
Hana Tour Service Inc.	160	12,495
Hancom Inc.	370	6,902
Handsome Co. Ltd.	260	7,275
Hanjin Heavy Industries & Construction Co. Ltd.[b]	563	2,003
Hanjin Kal Corp.[b]	360	10,748
Hanjin Shipping Co. Ltd.[b]	1,140	6,202
Hankook Tire Worldwide Co. Ltd.	320	7,374
Hanmi Pharm Co. Ltd.[a,b]	104	9,301
Hansae Co. Ltd.	310	10,814
Hansol Holdings Co. Ltd.	347	2,513
Hanssem Co. Ltd.	156	22,110
Huchems Fine Chemical Corp.	340	8,239
Hyundai Corp.	220	5,522
Hyundai Greenfood Co. Ltd.	580	9,175
Hyundai Home Shopping Network Corp.	60	6,584
Hyundai Hysco Co. Ltd.	92	6,478
Hyundai Securities Co. Ltd.[b]	1,064	7,307
Ilyang Pharmaceutical Co. Ltd.	280	7,220
iMarketKorea Inc.	280	7,015
JB Financial Group Co. Ltd.	1,660	8,849
JoyCity Corp.[b]	186	4,269
KIWOOM Securities Co. Ltd.	172	9,201

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Koh Young Technology Inc.[a]	330	$14,333
Kolao Holdings	360	5,596
Kolon Industries Inc.	208	8,835
Komipharm International Co. Ltd.[b]	726	5,975
Korea Kolmar Co. Ltd.	220	11,608
Korea Petrochemical Industrial Co. Ltd.	53	3,984
Korean Reinsurance Co.	999	9,318
KT Skylife Co. Ltd.	280	4,148
Kumho Tire Co. Inc.[b]	1,020	9,057
Kyobo Securities Co. Ltd.[b]	580	5,187
LF Corp.	260	7,489
LG Hausys Ltd.	106	17,398
LG International Corp.	240	8,065
LG Life Sciences Ltd.[b]	180	7,687
LIG Insurance Co. Ltd.	500	10,516
Lock&Lock Co. Ltd.[a]	280	2,663
Lotte Chilsung Beverage Co. Ltd.	8	12,187
Lotte Food Co. Ltd.	12	6,814
Lumens Co. Ltd.[b]	384	2,303
Mando Corp.	79	11,955
Medipost Co. Ltd.[a,b]	100	4,311
Medy-Tox Inc.	62	20,988
MegaStudy Co. Ltd.	20	1,090
Meritz Fire & Marine Insurance Co. Ltd.	620	6,917
Meritz Securities Co. Ltd.	2,730	9,598
Namhae Chemical Corp.	1,040	8,416
Namyang Dairy Products Co. Ltd.	10	6,611
Naturalendo Tech Co. Ltd.[b]	114	5,421
Neowiz Games Corp.[b]	430	8,808
Nexen Tire Corp.	460	6,562
NHN Entertainment Corp.[b]	150	10,219
NongShim Co. Ltd.	42	8,891
OCI Materials Co. Ltd.	148	8,743
Osstem Implant Co. Ltd.[b]	270	10,937
Ottogi Corp.	22	11,447
Partron Co. Ltd.	599	6,819
Poongsan Corp.	260	5,409
POSCO Chemtech Co. Ltd.	46	5,700
POSCO ICT Co. Ltd.	1,074	5,401
S&T Dynamics Co. Ltd.	560	5,146
S.M. Entertainment Co.[b]	262	8,768
Samchully Co. Ltd.	56	7,067
Samsung Fine Chemicals Co. Ltd.	234	7,307
Samsung Techwin Co. Ltd.	310	6,506
SeAH Besteel Corp.	224	6,524

Security	Shares	Value
Seegene Inc.[b]	270	$8,098
Seoul Semiconductor Co. Ltd.[a]	412	7,346
Seoyeon Co. Ltd.	467	6,021
SFA Engineering Corp.	142	5,992
Silicon Works Co. Ltd.	232	6,152
SK Broadband Co. Ltd.[b]	2,154	8,361
SK Chemicals Co. Ltd.	222	12,403
SK Securities Co. Ltd.[b]	10,620	9,109
SKC Co. Ltd.	260	7,192
SL Corp.	320	5,179
Soulbrain Co. Ltd.	190	6,341
Sung Kwang Bend Co. Ltd.	168	2,035
Sungwoo Hitech Co. Ltd.	604	6,711
Suprema Inc.[b]	392	9,660
Taewoong Co. Ltd.[b]	178	2,441
Tera Resource Co. Ltd.[b]	1,634	—
TK Corp.[b]	260	2,508
TONGYANG Life Insurance Co.	680	6,840
Toray Chemical Korea Inc.[b]	472	6,086
ViroMed Co. Ltd.[b]	218	10,465
WeMade Entertainment Co. Ltd.[b]	184	7,958
Wonik IPS Co. Ltd.[b]	816	9,999
Woongjin Thinkbig Co. Ltd.[b]	860	5,929
YG Entertainment Inc.	157	6,819
Youngone Corp.	280	14,440
Youngone Holdings Co. Ltd.	112	9,217
Yuanta Securities Korea[b]	1,760	6,389

		995,788
TAIWAN — 20.14%
A-DATA Technology Co. Ltd.	2,014	3,496
Ability Enterprise Co. Ltd.	8,000	4,760
AcBel Polytech Inc.	10,000	11,535
Airtac International Group	2,000	17,453
ALI Corp.	6,000	4,788
Alpha Networks Inc.	10,000	5,553
Altek Corp.[b]	5,600	6,628
Ambassador Hotel Ltd. (The)	6,000	5,360
AmTRAN Technology Co. Ltd.	10,000	5,664
Ardentec Corp.	14,240	12,155
Asia Polymer Corp.	8,600	6,386
BES Engineering Corp.	26,000	6,237
Career Technology (MFG.) Co. Ltd.	6,000	6,407
Center Laboratories Inc.[b]	2,300	6,496
CHC Resources Corp.	4,000	9,063
Cheng Loong Corp.	18,000	7,311

CONSOLIDATED SCHEDULES OF INVESTMENTS	25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Cheng Uei Precision Industry Co. Ltd.	4,000	$7,108
Chin-Poon Industrial Co. Ltd.	6,000	10,205
China Bills Finance Corp.	18,000	6,483
China Man-Made Fibers Corp.[b]	18,000	6,540
China Metal Products Co. Ltd.	4,243	4,295
China Petrochemical Development Corp.[b]	28,000	10,529
China Steel Chemical Corp.	2,000	9,710
China Synthetic Rubber Corp.	8,000	8,174
Chipbond Technology Corp.	8,000	16,450
Chong Hong Construction Co.	2,100	4,312
Chroma ATE Inc.	4,000	10,015
Chung Hsin Electric & Machinery Manufacturing Corp.	10,500	6,830
Chung Hung Steel Corp.[b]	26,000	5,982
CMC Magnetics Corp.[b]	38,000	5,354
Compeq Manufacturing Co. Ltd.	16,000	9,215
Coretronic Corp.[b]	9,000	12,737
CSBC Corp. Taiwan	10,000	5,252
CyberTAN Technology Inc.	6,000	4,569
D-Link Corp.	10,200	5,745
Darwin Precisions Corp.[b]	12,000	5,693
Depo Auto Parts Industrial Co. Ltd.	2,000	7,679
Dynapack International Technology Corp.	2,000	4,569
E Ink Holdings Inc.[b]	12,000	5,445
Elan Microelectronics Corp.	6,000	9,482
Eternal Materials Co. Ltd.	8,000	7,895
Evergreen International Storage & Transport Corp.	12,000	7,007
Everlight Electronics Co. Ltd.	6,000	14,470
Far Eastern International Bank Ltd.	19,992	6,693
Faraday Technology Corp.	6,000	7,368
Feng TAY Enterprise Co. Ltd.	4,326	16,267
Firich Enterprises Co. Ltd.	2,285	7,867
FLEXium Interconnect Inc.	2,590	6,197
Formosan Rubber Group Inc.	10,000	10,250
Gemtek Technology Corp.	6,000	4,427
Gigabyte Technology Co. Ltd.	10,000	12,407
Gigastorage Corp.[b]	8,000	6,499
Gintech Energy Corp.[b]	8,000	5,407
Global Unichip Corp.	2,000	5,604
Gloria Material Technology Corp.	12,400	8,775
Goldsun Development & Construction Co. Ltd.[b]	14,000	4,776
Grand Pacific Petrochemical Corp.	14,000	7,708
Great Wall Enterprise Co. Ltd.	10,400	9,224

Security	Shares	Value
HannStar Display Corp.	31,777	$7,875
HannsTouch Solution Inc.[b]	16,000	3,823
Ho Tung Chemical Corp.[b]	10,023	3,419
Holy Stone Enterprise Co. Ltd.	5,600	7,588
Huaku Development Co. Ltd.	4,000	7,375
Ichia Technologies Inc.	6,000	6,388
IEI Integration Corp.	5,119	8,106
ITEQ Corp.	6,000	4,988
Jih Sun Financial Holdings Co. Ltd.	26,199	6,917
Kenda Rubber Industrial Co. Ltd.	6,676	13,558
Kerry TJ Logistics Co. Ltd.	4,000	5,026
Kindom Construction Corp.	6,000	5,379
King Yuan Electronics Co. Ltd.	14,000	11,817
King’s Town Bank Co. Ltd.	10,000	10,630
Kinpo Electronics Inc.[b]	20,000	9,456
Lien Hwa Industrial Corp.	8,000	5,255
Macronix International Co. Ltd.[b]	38,000	8,320
Makalot Industrial Co. Ltd.	2,176	12,256
Masterlink Securities Corp.	22,264	7,277
Medigen Biotechnology Corp.[b]	346	1,795
Mercuries & Associates Holding Ltd.	8,640	5,620
Merry Electronics Co. Ltd.	2,100	7,030
Micro-Star International Co. Ltd.	12,000	13,480
Microbio Co. Ltd.[b]	7,378	6,321
MIN AIK Technology Co. Ltd.	2,000	9,456
Mitac Holdings Corp.	6,000	4,579
Motech Industries Inc.	2,000	2,704
National Petroleum Co. Ltd.	6,000	6,883
Neo Solar Power Corp.	10,630	9,226
Nien Hsing Textile Co. Ltd.	5,235	4,303
Pan-International Industrial Corp.	8,120	4,818
Pixart Imaging Inc.	4,000	11,348
President Securities Corp.	12,000	6,150
Prince Housing & Development Corp.	14,068	5,379
Qisda Corp.[b]	30,000	13,708
Radium Life Tech Co. Ltd.	10,321	5,355
Rechi Precision Co. Ltd.	8,487	8,551
Richtek Technology Corp.	2,000	10,218
Ritek Corp.[b]	46,000	5,415
Sanyang Motor Co. Ltd.[b]	8,000	7,019
Senao International Co. Ltd.	2,000	3,243
Sheng Yu Steel Co. Ltd.	10,000	6,410
Shih Wei Navigation Co. Ltd.	8,323	4,807
Shihlin Electric & Engineering Corp.	6,000	7,559
Shin Zu Shing Co. Ltd.	2,000	4,481

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Shinkong Synthetic Fibers Corp.	20,000	$6,886
Sincere Navigation Corp.	2,000	1,644
Sino-American Silicon Products Inc.[b]	6,000	9,453
Solar Applied Materials Technology Corp.	10,000	8,377
Ta Chen Stainless Pipe Co. Ltd.	15,400	10,311
Ta Chong Bank Ltd.[b]	23,004	7,738
Taichung Commercial Bank Co. Ltd.	15,197	5,015
Tainan Spinning Co. Ltd.	14,636	7,942
Taiwan Cogeneration Corp.	10,000	7,838
Taiwan Hon Chuan Enterprise Co. Ltd.	4,000	7,298
Taiwan Land Development Corp.	21,496	7,810
Taiwan Paiho Ltd.	6,000	10,186
Taiwan Secom Co. Ltd.	4,060	10,564
Taiwan Surface Mounting Technology Co. Ltd.	4,368	5,690
Taiwan TEA Corp.	12,000	6,740
Taiwan-Sogo Shinkong Security Corp.	8,080	9,871
Tatung Co. Ltd.[b]	32,000	8,977
Test-Rite International Co. Ltd.	4,000	2,647
Ton Yi Industrial Corp.	12,000	7,749
Tong Hsing Electronic Industries Ltd.	2,000	7,298
Tong Yang Industry Co. Ltd.	6,200	7,348
Tripod Technology Corp.	6,000	13,042
TTY Biopharm Co. Ltd.	4,457	9,221
Tung Ho Steel Enterprise Corp.	8,000	6,017
TXC Corp.	6,000	7,340
Union Bank of Taiwan[b]	17,811	5,934
Unitech Printed Circuit Board Corp.[b]	20,000	8,790
Unity Opto Technology Co. Ltd.[b]	8,000	7,502
Universal Cement Corp.	10,200	8,739
UPC Technology Corp.	12,239	4,563
USI Corp.	6,000	3,399
Visual Photonics Epitaxy Co. Ltd.	6,000	6,131
Wah Lee Industrial Corp.	6,000	10,281
Waterland Financial Holdings Co. Ltd.	27,395	7,276
Wei Chuan Foods Corp.	6,000	4,931
Win Semiconductors Corp.	6,000	6,340
Winbond Electronics Corp.[b]	36,000	11,481
Wisdom Marine Lines Co. Ltd.	2,798	3,290
Wistron NeWeb Corp.	4,201	9,065
WT Microelectronics Co. Ltd.	6,300	9,236
Yageo Corp.	8,927	16,118
YC INOX Co. Ltd.	12,000	9,272
Yem Chio Co. Ltd.	17,415	8,731
YFY Inc.	16,000	6,626

Security	Shares	Value
Yieh Phui Enterprise Co. Ltd.	14,604	$4,259
YungShin Global Holding Corp.	4,000	6,829
Yungtay Engineering Co. Ltd.	6,000	13,956
Zinwell Corp.	8,000	8,073

		1,145,641
THAILAND — 4.24%
Amata Corp. PCL NVDR	11,000	5,579
AP (Thailand) PCL NVDR	25,740	5,033
Bangkok Chain Hospital PCL NVDR	26,000	6,792
Bangkok Expressway PCL NVDR	4,600	5,481
Bangkok Land PCL NVDR	120,000	6,453
Cal-Comp Electronics (Thailand) PCL NVDR	28,152	3,183
CH. Karnchang PCL NVDR[a]	9,910	8,856
Country Group Development PCL NVDR[b]	20,000	1,039
Dynasty Ceramic PCL NVDR	14,000	2,545
E for L Aim PCL[b]	79,600	3,599
Esso (Thailand) PCL NVDR[b]	18,000	2,832
Hana Microelectronics PCL NVDR	9,400	11,560
Hemaraj Land and Development PCL NVDR	63,200	8,573
Italian-Thai Development PCL NVDR[b]	30,365	8,257
Jasmine International PCL NVDR	52,000	13,187
Khon Kaen Sugar Industry PCL NVDR	11,000	4,403
Kiatnakin Bank PCL NVDR[a]	4,600	5,692
LPN Development PCL NVDR	11,200	7,186
Major Cineplex Group PCL NVDR	11,000	9,074
Natural Park PCL NVDR[a,b]	1,302,200	1,989
Quality Houses PCL NVDR	56,200	6,731
Samart Corp. PCL NVDR	8,000	9,960
Samart Telcoms PCL NVDR	7,000	5,454
Siam Global House PCL NVDR	18,700	6,742
Sino-Thai Engineering & Construction PCL NVDR	14,400	11,549
Sri Trang Agro-Industry PCL NVDR	1,200	499
STP & I PCL NVDR[a]	5,000	3,040
Supalai PCL NVDR	10,400	7,753
Superblock PCL[b]	10,300	6,042
Thai Airways International PCL NVDR[a,b]	5,600	2,618
Thai Tap Water Supply PCL NVDR	17,200	6,464
Thai Vegetable Oil PCL NVDR	7,400	5,042
Thaicom PCL NVDR	6,000	7,149
Thanachart Capital PCL NVDR	7,000	7,111

CONSOLIDATED SCHEDULES OF INVESTMENTS	27

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Thoresen Thai Agencies PCL NVDR[b]	14,872	$7,815
Ticon Industrial Connection PCL NVDR[a]	3,680	2,001
TISCO Financial Group PCL NVDR	5,280	7,501
Univentures PCL NVDR	12,200	3,523
VGI Global Media PCL NVDR[a]	26,136	9,982
WHA Corp. PCL NVDR[a]	2,810	3,177

		241,466

TOTAL COMMON STOCKS
(Cost: $5,536,901)		5,670,362

RIGHTS — 0.01%

MALAYSIA — 0.01%
Mah Sing Group Bhd[b]	3,300	409

		409
SINGAPORE — 0.00%
Yoma Strategic Holdings Ltd.[b]	3,333	394

		394
THAILAND — 0.00%
Superblock PCL NVDR[b]	515	35

		35

TOTAL RIGHTS (Cost: $0)		838

WARRANTS — 0.00%

MALAYSIA — 0.00%
Eastern & Oriental Bhd (Expires 7/21/19)[b]	2,920	246

		246
THAILAND — 0.00%
Thoresen Thai Agencies PCL NVDR (Expires 2/28/17)[b]	1	—
VGI Global Media PCL NVDR (Expires 8/1/18)[b]	1	—

		—

TOTAL WARRANTS (Cost: $0)		246

Security	Shares	Value
SHORT-TERM INVESTMENTS — 14.90%

MONEY MARKET FUNDS — 14.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	792,877	$792,877
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	47,696	47,696
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	6,717	6,717

		847,290

TOTAL SHORT-TERM INVESTMENTS (Cost: $847,290)		847,290

TOTAL INVESTMENTS IN SECURITIES — 114.60% (Cost: $6,384,191)		6,518,736
Other Assets, Less Liabilities — (14.60)%		(830,534)

NET ASSETS — 100.00%		$5,688,202

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 97.66%

CHINA — 11.10%
AAC Technologies Holdings Inc.[a]	6,000	$38,461
GCL-Poly Energy Holdings Ltd.[a,b]	60,000	13,001
Kingboard Chemical Holdings Co. Ltd.	2,400	3,894
Kingsoft Corp. Ltd.	4,000	9,606
Lenovo Group Ltd.[a]	48,000	62,156
Semiconductor Manufacturing International Corp.[a,b]	128,000	11,226
Tencent Holdings Ltd.	36,000	612,896
ZTE Corp. Class H	5,600	12,293

		763,533
HONG KONG — 0.70%
ASM Pacific Technology Ltd.[a]	2,000	18,147
Hanergy Thin Film Power Group Ltd.[a,b]	64,000	29,799

		47,946
INDIA — 6.68%
HCL Technologies Ltd.	1,544	44,667
Infosys Ltd.	6,396	221,193
Tata Consultancy Services Ltd.	3,252	130,324
Tech Mahindra Ltd.	420	19,452
Wipro Ltd.	4,444	43,522

		459,158
JAPAN — 30.04%
Advantest Corp.	1,200	15,446
Brother Industries Ltd.	1,600	27,705
Canon Inc.	8,000	254,748
Citizen Holdings Co. Ltd.	2,400	19,328
COLOPL Inc.[a]	400	9,218
FUJIFILM Holdings Corp.	3,200	108,914
Fujitsu Ltd.	12,000	63,910
GungHo Online Entertainment Inc.[a,b]	1,600	5,544
Hamamatsu Photonics K.K.	400	19,035
Hitachi High-Technologies Corp.	400	12,583
Hitachi Ltd.	32,000	244,444
Hoya Corp.	3,200	125,287
IBIDEN Co. Ltd.	800	12,150
Japan Display Inc.[b]	2,400	8,459
Kakaku.com Inc.	800	11,435
Keyence Corp.	400	188,958
Konami Corp.	400	7,522
Konica Minolta Holdings Inc.	2,000	22,236
Kyocera Corp.	2,400	106,735
Mixi Inc.[a]	400	14,285

Security	Shares	Value
Murata Manufacturing Co. Ltd.	1,200	$130,967
NEC Corp.	20,000	56,868
Nexon Co. Ltd.	800	7,928
Nintendo Co. Ltd.	800	77,844
Nippon Electric Glass Co. Ltd.	4,000	20,840
Nomura Research Institute Ltd.	800	27,412
NTT Data Corp.	800	30,750
Omron Corp.	1,600	64,768
Oracle Corp. Japan	400	16,720
Ricoh Co. Ltd.	4,800	47,279
Rohm Co. Ltd.	800	52,101
Seiko Epson Corp.	800	32,861
TDK Corp.	800	50,466
Tokyo Electron Ltd.	1,200	86,589
Trend Micro Inc.	800	22,781
Yahoo! Japan Corp.	10,000	33,968
Yaskawa Electric Corp.	800	10,359
Yokogawa Electric Corp.	1,600	16,945

		2,065,388
SOUTH KOREA — 21.53%
Daum Kakao Corp.	160	22,341
LG Display Co. Ltd.	1,600	52,743
LG Innotek Co. Ltd.	84	7,520
NAVER Corp.	193	126,361
NCsoft Corp.	116	21,427
Samsung Electro-Mechanics Co. Ltd.	440	26,957
Samsung Electronics Co. Ltd.	756	943,617
Samsung SDI Co. Ltd.	344	40,578
Samsung SDS Co. Ltd.	152	36,763
SK C&C Co. Ltd.	156	33,522
SK Hynix Inc.	3,868	168,535

		1,480,364
TAIWAN — 27.61%
Acer Inc.[b]	26,064	17,079
Advanced Semiconductor Engineering Inc.	48,000	60,774
ASUSTeK Computer Inc.	4,000	42,204
AU Optronics Corp.	64,000	35,134
Catcher Technology Co. Ltd.	4,000	35,350
Chicony Electronics Co. Ltd.	4,050	11,245
Clevo Co.	4,000	6,093
Compal Electronics Inc.	32,000	23,507
Delta Electronics Inc.	12,000	73,683
Epistar Corp.	8,000	14,267
Foxconn Technology Co. Ltd.	8,715	23,756

CONSOLIDATED SCHEDULES OF INVESTMENTS	29

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY ETF

January 31, 2015

Security	Shares	Value
Hon Hai Precision Industry Co. Ltd.	87,808	$241,578
HTC Corp.[b]	4,000	19,928
Innolux Corp.	60,667	29,647
Inotera Memories Inc.[b]	16,000	23,533
Inventec Corp.	20,000	14,914
Lite-On Technology Corp.	16,139	19,973
MediaTek Inc.	8,000	122,614
Novatek Microelectronics Corp.	4,000	22,276
Pegatron Corp.	12,000	32,367
Powertech Technology Inc.	8,000	13,378
Quanta Computer Inc.	20,000	48,868
Radiant Opto-Electronics Corp.	4,090	13,043
Realtek Semiconductor Corp.	4,060	12,510
Siliconware Precision Industries Co. Ltd.	20,000	33,763
Simplo Technology Co. Ltd.	4,000	19,801
Synnex Technology International Corp.	12,000	17,326
Taiwan Semiconductor Manufacturing Co. Ltd.	168,000	751,678
Unimicron Technology Corp.	12,000	8,339
United Microelectronics Corp.	100,000	48,868
Vanguard International Semiconductor Corp.	8,000	13,683
Wistron Corp.	16,932	15,582
WPG Holdings Co. Ltd.	16,000	19,953
Zhen Ding Technology Holding Ltd.	4,150	11,760

		1,898,474

TOTAL COMMON STOCKS (Cost: $5,400,328)		6,714,863

PREFERRED STOCKS — 1.98%

SOUTH KOREA — 1.98%
Samsung Electronics Co. Ltd.	140	136,467

		136,467

TOTAL PREFERRED STOCKS (Cost: $108,483)		136,467

SHORT-TERM INVESTMENTS — 3.04%

MONEY MARKET FUNDS — 3.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	195,138	195,138
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	11,738	11,738

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,229	$2,229

		209,105

TOTAL SHORT-TERM INVESTMENTS (Cost: $209,105)		209,105

TOTAL INVESTMENTS IN SECURITIES — 102.68% (Cost: $5,717,916)		7,060,435
Other Assets, Less Liabilities — (2.68)%		(184,521)

NET ASSETS — 100.00%		$6,875,914

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2015

	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI All Country Asia ex Japan Small-Cap ETF	iShares MSCI All Country Asia Information Technology ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,039,692,317	$5,536,901	$5,508,811
Affiliated (Note 2)	107,798,346	847,290	209,105

Total cost of investments	$3,147,490,663	$6,384,191	$5,717,916

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,320,502,879	$5,671,446	$6,851,330
Affiliated (Note 2)	107,798,346	847,290	209,105

Total fair value of investments	3,428,301,225	6,518,736	7,060,435
Foreign currency, at value[b]	806,472	10,624	3,959
Receivables:
Investment securities sold	—	68	—
Due from custodian (Note 4)	62,804	—	—
Dividends and interest	6,387,662	10,826	22,354
Capital shares sold	3,462,511	—	—

Total Assets	3,439,020,674	6,540,254	7,086,748

LIABILITIES
Payables:
Investment securities purchased	1,726,446	7,900	—
Collateral for securities on loan (Note 1)	103,632,726	840,573	206,876
Foreign taxes (Note 1)	1,809	—	—
Investment advisory fees (Note 2)	1,793,196	3,579	3,958

Total Liabilities	107,154,177	852,052	210,834

NET ASSETS	$3,331,866,497	$5,688,202	$6,875,914

Net assets consist of:
Paid-in capital	$3,371,342,054	$5,924,131	$5,705,312
Distributions in excess of net investment income	(6,913,026)	(46,422)	(16,738)
Accumulated net realized loss	(313,395,705)	(324,012)	(155,410)
Net unrealized appreciation	280,833,174	134,505	1,342,750

NET ASSETS	$3,331,866,497	$5,688,202	$6,875,914

Shares outstanding[c]	53,300,000	100,000	200,000

Net asset value per share	$62.51	$56.88	$34.38

[a]	Securities on loan with values of $97,493,331, $734,895 and $193,167, respectively. See Note 1.
[b]	Cost of foreign currency: $807,298, $10,667 and $3,931, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	31

Consolidated Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2015

	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI All Country Asia ex Japan Small-Cap ETF	iShares MSCI All Country Asia Information Technology ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$23,605,041	$61,102	$49,511
Interest — unaffiliated	53	—	—
Interest — affiliated (Note 2)	149	—	—
Securities lending income — affiliated (Note 2)	824,580	6,852	1,938

	24,429,823	67,954	51,449
Less: Other foreign taxes (Note 1)	(341,102)	(1,012)	(657)

Total investment income	24,088,721	66,942	50,792

EXPENSES
Investment advisory fees (Note 2)	9,703,172	22,086	23,495
Mauritius income taxes (Note 1)	83,030	—	—
Commitment fees (Note 7)	6,136	11	11
Interest expense (Note 7)	902	15	—

Total expenses	9,793,240	22,112	23,506

Net investment income	14,295,481	44,830	27,286

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(26,321,813)	(4,422)	12,548
In-kind redemptions — unaffiliated	9,512,285	—	—
Foreign currency transactions	(403,700)	(839)	(1,019)

Net realized gain (loss)	(17,213,228)	(5,261)	11,529

Net change in unrealized appreciation/depreciation on:
Investments	(87,108,294)	(341,778)	(71,061)
Translation of assets and liabilities in foreign currencies	20,242	(42)	360

Net change in unrealized appreciation/depreciation	(87,088,052)	(341,820)	(70,701)

Net realized and unrealized loss	(104,301,280)	(347,081)	(59,172)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(90,005,799)	$(302,251)	$(31,886)

[a]	Net of foreign withholding tax of $2,898,070, $5,698 and $9,496, respectively.

See notes to consolidated financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI All Country Asia ex Japan ETF		iShares MSCI All Country Asia ex Japan Small-Cap ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$14,295,481	$46,505,590	$44,830	$115,907
Net realized gain (loss)	(17,213,228)	(23,596,562)	(5,261)	20,285
Net change in unrealized appreciation/depreciation	(87,088,052)	356,823,193	(341,820)	636,341

Net increase (decrease) in net assets resulting from operations	(90,005,799)	379,732,221	(302,251)	772,533

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(28,587,723)	(43,871,556)	(87,040)	(130,893)

Total distributions to shareholders	(28,587,723)	(43,871,556)	(87,040)	(130,893)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	903,629,440	457,607,309	—	—
Cost of shares redeemed	(84,542,130)	(523,693,678)	—	—

Net increase (decrease) in net assets from capital share transactions	819,087,310	(66,086,369)	—	—

INCREASE (DECREASE) IN NET ASSETS	700,493,788	269,774,296	(389,291)	641,640

NET ASSETS
Beginning of period	2,631,372,709	2,361,598,413	6,077,493	5,435,853

End of period	$3,331,866,497	$2,631,372,709	$5,688,202	$6,077,493

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,913,026)	$7,379,216	$(46,422)	$(4,212)

SHARES ISSUED AND REDEEMED
Shares sold	14,300,000	7,500,000	—	—
Shares redeemed	(1,400,000)	(9,100,000)	—	—

Net increase (decrease) in shares outstanding	12,900,000	(1,600,000)	—	—

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	33

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI All Country Asia Information Technology ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$27,286	$55,900
Net realized gain (loss)	11,529	(49,563)
Net change in unrealized appreciation/depreciation	(70,701)	1,391,494

Net increase (decrease) in net assets resulting from operations	(31,886)	1,397,831

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(67,306)	(55,429)

Total distributions to shareholders	(67,306)	(55,429)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	1,532,030

Net increase in net assets from capital share transactions	—	1,532,030

INCREASE (DECREASE) IN NET ASSETS	(99,192)	2,874,432

NET ASSETS
Beginning of period	6,975,106	4,100,674

End of period	$6,875,914	$6,975,106

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(16,738)	$23,282

SHARES ISSUED
Shares sold	—	50,000

Net increase in shares outstanding	—	50,000

See notes to consolidated financial statements.

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$65.13	$56.23	$53.40	$62.22	$55.95	$50.02

Income from investment operations:
Net investment income[a]	0.31	1.11	1.04	0.97	1.09	0.84
Net realized and unrealized gain (loss)[b]	(2.34)	8.84	2.85	(8.89)	6.45	5.95

Total from investment operations	(2.03)	9.95	3.89	(7.92)	7.54	6.79

Less distributions from:
Net investment income	(0.59)	(1.05)	(1.06)	(0.90)	(1.27)	(0.86)

Total distributions	(0.59)	(1.05)	(1.06)	(0.90)	(1.27)	(0.86)

Net asset value, end of period	$62.51	$65.13	$56.23	$53.40	$62.22	$55.95

Total return	(3.07)%[c]	17.85%	7.28%	(12.63)%	13.53%	13.63%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,331,866	$2,631,373	$2,361,598	$1,826,440	$1,860,281	$2,025,439
Ratio of expenses to average net assets[d]	0.68%	0.68%	0.67%	0.69%	0.66%	0.68%
Ratio of expenses to average net assets prior to waived fees[d]	n/a	n/a	n/a	n/a	0.67%	0.69%
Ratio of net investment income to average net assets[d]	1.00%	1.87%	1.80%	1.82%	1.77%	1.55%
Portfolio turnover rate[e]	4%	14%	13%	26%	41%	3%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2015, the years ended July 31, 2014 and July 31, 2013 were 3%, 6% and 7%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	35

Consolidated Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI All Country Asia ex Japan Small-Cap ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Period from Feb. 2, 2012[a] to Jul. 31, 2012
Net asset value, beginning of period	$60.77	$54.36	$52.38	$56.14

Income from investment operations:
Net investment income[b]	0.45	1.16	1.35	0.71
Net realized and unrealized gain (loss)[c]	(3.47)	6.56	5.86	(4.08)

Total from investment operations	(3.02)	7.72	7.21	(3.37)

Less distributions from:
Net investment income	(0.87)	(1.31)	(5.23)	(0.39)

Total distributions	(0.87)	(1.31)	(5.23)	(0.39)

Net asset value, end of period	$56.88	$60.77	$54.36	$52.38

Total return	(4.89)%[d]	14.41%	13.93%	(6.00)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,688	$6,077	$5,436	$10,476
Ratio of expenses to average net assets[e]	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets[e]	1.52%	2.03%	2.42%	2.65%
Portfolio turnover rate[f]	9%	20%	45%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2015, the years ended July 31, 2014, July 31, 2013 and the period ended July 31, 2012 were 9%, 20%, 19% and 5%, respectively. See Note 4.

See notes to consolidated financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI All Country Asia Information Technology ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Period from Feb. 8, 2012[a] to Jul. 31, 2012
Net asset value, beginning of period	$34.88	$27.34	$25.15	$26.93

Income from investment operations:
Net investment income[b]	0.14	0.30	0.37	0.20
Net realized and unrealized gain (loss)[c]	(0.30)	7.52	2.85	(1.96)

Total from investment operations	(0.16)	7.82	3.22	(1.76)

Less distributions from:
Net investment income	(0.34)	(0.28)	(1.03)	(0.02)

Total distributions	(0.34)	(0.28)	(1.03)	(0.02)

Net asset value, end of period	$34.38	$34.88	$27.34	$25.15

Total return	(0.40)%[d]	28.72%	12.84%	(6.52)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,876	$6,975	$4,101	$5,030
Ratio of expenses to average net assets[e]	0.69%	0.69%	0.69%	0.69%
Ratio of net investment income to average net assets[e]	0.80%	0.96%	1.35%	1.56%
Portfolio turnover rate[f]	3%	3%	58%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2015, the years ended July 31, 2014, July 31, 2013 and the period ended July 31, 2012 were 3%, 3%, 7% and 1%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	37

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI All Country Asia ex Japan	Diversified
MSCI All Country Asia ex Japan Small-Cap	Diversified
MSCI All Country Asia Information Technology	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	39

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective consolidated schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI All Country Asia ex Japan
Assets:
Common Stocks	$3,286,777,167	$4,249,995	$—	$3,291,027,162
Preferred Stocks	29,446,819	—	—	29,446,819
Rights	—	28,898	—	28,898
Money Market Funds	107,798,346	—	—	107,798,346

	$3,424,022,332	$4,278,893	$—	$3,428,301,225

MSCI All Country Asia ex Japan Small-Cap
Assets:
Common Stocks	$5,616,187	$45,417	$8,758	$5,670,362
Rights	409	429	—	838
Warrants	246	—	—	246
Money Market Funds	847,290	—	—	847,290

	$6,464,132	$45,846	$8,758	$6,518,736

MSCI All Country Asia Information Technology
Assets:
Common Stocks	$6,714,863	$—	$—	$6,714,863
Preferred Stocks	136,467	—	—	136,467
Money Market Funds	209,105	—	—	209,105

	$7,060,435	$—	$—	$7,060,435

The iShares MSCI All Country Asia ex Japan Small-Cap ETF had transfers from Level 2 to Level 1 during the period ended January 31, 2015 in the amount of $73,945 resulting from the resumption of trading after a temporary suspension.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their consolidated statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2015, if any, are disclosed in the Funds’ consolidated statements of assets and liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. Each Fund has obtained a tax residence certificate from the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Funds and are disclosed in the consolidated statements of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Further, each Subsidiary is also exempt from tax in Mauritius on any gains from the sale of securities.

However, there can be no assurance that any future changes to the India-Mauritius treaty will not adversely affect the tax position of the Funds’ investments in India. If the DTAA is interpreted, amended, terminated, renegotiated, or possibly overridden by the General Anti-Avoidance Rules provisions (which are due to take effect April 1, 2017, the details of which are pending further authoritative guidance), in a manner that would adversely affect the tax position in India of each Fund, such an interpretation, amendment, or override renegotiation may cause the Funds to incur capital gains tax in India.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	41

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the consolidated schedules of investments. The value of any securities on loan as of January 31, 2015 and the value of the related collateral are disclosed in the consolidated statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the consolidated statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of January 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI All Country Asia ex Japan	$97,493,331	$97,493,331	$—
MSCI All Country Asia ex Japan Small-Cap	734,895	734,895	—
MSCI All Country Asia Information Technology	193,167	193,167	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Funds’ consolidated statement of assets and liabilities.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the iShares MSCI All Country Asia ex Japan ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.54	Over $42 billion, up to and including $56 billion
0.47	Over $56 billion, up to and including $70 billion
0.41	Over $70 billion, up to and including $84 billion
0.35	Over $84 billion

In addition, the iShares MSCI All Country Asia ex Japan ETF indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2015 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI All Country Asia ex Japan Small-Cap	0.75%
MSCI All Country Asia Information Technology	0.69

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	43

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015 each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI All Country Asia ex Japan	$266,153
MSCI All Country Asia ex Japan Small-Cap	2,256
MSCI All Country Asia Information Technology	583

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the consolidated statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The iShares MSCI All Country Asia ex Japan ETF in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2015 were as follows:

iShares ETF	Purchases	Sales
MSCI All Country Asia ex Japan	$518,577,970	$123,505,171
MSCI All Country Asia ex Japan Small-Cap	509,685	528,015
MSCI All Country Asia Information Technology	172,520	195,808

In-kind transactions (see Note 4) for the six months ended January 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI All Country Asia ex Japan	$455,860,526	$42,529,739

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the consolidated statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	45

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s consolidated schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares MSCI All Country Asia Information Technology ETF invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI All Country Asia ex Japan	$183,364,603	$114,780	$5,230,616	$2,799,079	$191,509,078
MSCI All Country Asia ex Japan Small-Cap	313,187	—	—	—	313,187
MSCI All Country Asia Information Technology	89,747	—	—	—	89,747

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI All Country Asia ex Japan	$3,213,488,659	$488,408,556	$(273,595,990)	$214,812,566
MSCI All Country Asia ex Japan Small-Cap	6,440,028	892,556	(813,848)	78,708
MSCI All Country Asia Information Technology	5,750,853	1,561,426	(251,844)	1,309,582

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	47

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	LINE OF CREDIT

The Funds, along with certain other iShares funds, are parties to a $150 million credit agreement with State Street Bank and Trust Company, which expires October 28, 2015. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended January 31, 2015, the maximum amounts borrowed, the average borrowings and the weighted average interest rates under the credit agreement, if any, were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowings	Weighted Average Interest Rates
MSCI All Country Asia ex Japan	$4,000,000	$152,174	1.16%
MSCI All Country Asia ex Japan Small-Cap	90,700	3,451	1.16

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI All Country Asia ex Japan	$0.454743	$—	$0.131071	$0.585814	78%	—%	22%	100%
MSCI All Country Asia Information Technology	0.274816	—	0.061714	0.336530	82	—	18	100

SUPPLEMENTAL INFORMATION	49

Notes:

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

IS-SAR-77-0115

JANUARY 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Currency Hedged MSCI EAFE ETF | HEFA | NYSE Arca
➢	iShares MSCI EAFE ETF | EFA | NYSE Arca

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

Performance as of January 31, 2015

The iShares Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities in Europe, Australasia and the Far East while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE® 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 5.02%, net of fees, while the total return for the Index was 5.58%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
1 Year	12.23%	12.48%	12.42%
Since Inception	12.23%	12.48%	12.42%

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,050.20	$0.31	$1,000.00	$1,024.90	$0.31	0.06%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION1 As of 1/31/15

Sector	Percentage of Total Investments[2]
Financials	25.33%
Consumer Discretionary	12.64
Industrials	12.62
Consumer Staples	11.58
Health Care	11.32
Materials	7.43
Energy	5.37
Telecommunication Services	5.14
Information Technology	4.72
Utilities	3.85

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS1 As of 1/31/15

Country	Percentage of Total Investments[2]
Japan	21.58%
United Kingdom	20.72
France	9.75
Switzerland	9.32
Germany	9.27
Australia	7.32
Spain	3.35
Hong Kong	3.29
Sweden	3.13
Netherlands	2.80

TOTAL	90.53%

1	Reflects the allocation of the iShares MSCI EAFE ETF, the underlying fund in which the Fund invests.
2	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EAFE ETF

Performance as of January 31, 2015

The iShares MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -7.09%, net of fees, while the total return for the Index was -6.97%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.54)%	(0.47)%	(0.43)%	(0.54)%	(0.47)%	(0.43)%
5 Years	6.27%	6.35%	6.39%	35.53%	36.07%	36.31%
10 Years	4.57%	4.46%	4.68%	56.28%	54.76%	57.94%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$929.10	$1.60	$1,000.00	$1,023.50	$1.68	0.33%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION As of 1/31/15

Sector	Percentage of Total Investments*

Financials	25.33%
Consumer Discretionary	12.64
Industrials	12.62
Consumer Staples	11.58
Health Care	11.32
Materials	7.43
Energy	5.37
Telecommunication Services	5.14
Information Technology	4.72
Utilities	3.85

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS As of 1/31/15

Country	Percentage of Total Investments*

Japan	21.58%
United Kingdom	20.72
France	9.75
Switzerland	9.32
Germany	9.27
Australia	7.32
Spain	3.35
Hong Kong	3.29
Sweden	3.13
Netherlands	2.80

TOTAL	90.55%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2014 and held through January 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
INVESTMENT COMPANIES — 99.58%

EXCHANGE-TRADED FUNDS — 99.58%
iShares MSCI EAFE ETF[a]	4,445,006	$272,078,817

		272,078,817

TOTAL INVESTMENT COMPANIES
(Cost: $274,131,928)		272,078,817

SHORT-TERM INVESTMENTS — 1.04%

MONEY MARKET FUNDS — 1.04%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[a,b]	2,836,077	2,836,077

		2,836,077

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,836,077)		2,836,077

TOTAL INVESTMENTS IN SECURITIES — 100.62%
(Cost: $276,968,005)		274,914,894
Other Assets, Less Liabilities — (0.62)%		(1,680,407)

NET ASSETS — 100.00%		$273,234,487

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of January 31, 2015 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
CHF 59,000	USD 58,967	02/04/15	CITI	$5,293
HKD 170,000	USD 21,918	02/04/15	CITI	11
ILS 14,000	USD 3,558	02/04/15	CITI	3
JPY 5,341,591,000	USD 45,285,995	02/04/15	CITI	201,929
NOK 10,546,000	USD 1,352,599	02/04/15	CITI	12,380
USD 15,585,150	AUD 19,462,000	02/04/15	CITI	434,971
USD 11,792,836	CHF 10,496,000	02/04/15	CITI	361,161
USD 1,774,664	DKK 11,088,000	02/04/15	CITI	90,745
USD 35,050,837	EUR 29,429,000	02/04/15	CITI	1,795,782
USD 30,608,564	GBP 19,982,000	02/04/15	CITI	511,855
USD 1,776,021	HKD 13,767,000	02/04/15	CITI	164
USD 369,283	ILS 1,449,000	02/04/15	CITI	717
USD 1,905,219	JPY 223,698,000	02/04/15	CITI	251
USD 679,678	NOK 5,107,000	02/04/15	CITI	18,675
USD 331,132	NZD 438,000	02/04/15	CITI	12,497
USD 3,538,895	SEK 28,225,000	02/04/15	CITI	127,660
USD 3,056,091	SGD 4,085,000	02/04/15	CITI	36,504
CHF 80,000	USD 87,114	03/04/15	CITI	149
USD 564,276	AUD 726,000	03/04/15	CITI	145
USD 19,929,494	CHF 18,260,000	03/04/15	CITI	11,894
USD 3,395,528	DKK 22,274,000	03/04/15	CITI	9,830
USD 67,262,029	EUR 59,302,000	03/04/15	CITI	233,607

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD 47,382,917	GBP 31,409,000	03/04/15	CITI	$83,766
USD 1,239,777	ILS 4,868,000	03/04/15	CITI	1,567
USD 317,315	NZD 437,000	03/04/15	CITI	289
USD 6,676,079	SEK 55,001,000	03/04/15	CITI	27,134
USD 3,144,280	SGD 4,253,000	03/04/15	CITI	2,665

				3,981,644

AUD 19,462,000	USD 15,154,214	02/04/15	CITI	(4,034)
CHF 18,260,000	USD 19,908,417	02/04/15	CITI	(20,614)
DKK 20,609,000	USD 3,141,608	02/04/15	CITI	(11,750)
EUR 54,844,000	USD 62,213,784	02/04/15	CITI	(239,533)
GBP 29,097,000	USD 43,912,902	02/04/15	CITI	(87,262)
HKD 51,839,000	USD 6,687,005	02/04/15	CITI	(99)
ILS 4,768,000	USD 1,214,477	02/04/15	CITI	(1,693)
NOK 51,000	USD 6,726	02/04/15	CITI	(125)
NZD 438,000	USD 318,976	02/04/15	CITI	(341)
SEK 52,151,000	USD 6,331,428	02/04/15	CITI	(28,529)
SGD 4,261,000	USD 3,153,864	02/04/15	CITI	(4,179)
USD 7,887,308	CHF 7,823,000	02/04/15	CITI	(633,080)
USD 1,436,848	DKK 9,521,000	02/04/15	CITI	(9,092)
USD 28,561,278	EUR 25,415,000	02/04/15	CITI	(157,918)
USD 13,661,874	GBP 9,115,000	02/04/15	CITI	(67,057)
USD 4,930,911	HKD 38,242,000	02/04/15	CITI	(2,068)
USD 837,069	ILS 3,333,000	02/04/15	CITI	(10,710)
USD 43,002,924	JPY 5,117,893,000	02/04/15	CITI	(580,032)
USD 704,659	NOK 5,490,000	02/04/15	CITI	(5,917)
USD 2,878,604	SEK 23,926,000	02/04/15	CITI	(13,060)
USD 130,068	SGD 176,000	02/04/15	CITI	(29)
USD 19,103,411	AUD 24,592,000	03/04/15	CITI	(5,561)
USD 5,187,187	CHF 4,768,000	03/04/15	CITI	(13,640)
USD 792,932	DKK 5,221,000	03/04/15	CITI	(672)
USD 14,830,746	EUR 13,128,000	03/04/15	CITI	(7,693)
USD 9,492,363	GBP 6,308,000	03/04/15	CITI	(6,922)
USD 8,877,233	HKD 68,824,000	03/04/15	CITI	(194)
USD 315,577	ILS 1,243,000	03/04/15	CITI	(588)
USD 58,726,773	JPY 6,921,145,000	03/04/15	CITI	(229,783)
USD 1,757,136	NOK 13,698,000	03/04/15	CITI	(14,353)
USD 106,509	NZD 147,000	03/04/15	CITI	(134)
USD 1,732,158	SEK 14,339,000	03/04/15	CITI	(1,251)
USD 909,161	SGD 1,232,000	03/04/15	CITI	(895)

				(2,158,808)

	Net Unrealized Appreciation			$1,822,836

Counterparties:

CITI — Citibank N.A.

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

See notes to financial statements.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.03%

AUSTRALIA — 7.30%
AGL Energy Ltd.	2,881,956	$31,869,394
ALS Ltd.	1,686,800	6,436,619
Alumina Ltd.[a]	10,704,612	16,172,262
Amcor Ltd.	5,051,694	50,276,612
AMP Ltd.	12,540,798	56,350,672
APA Group	4,776,675	30,205,069
Asciano Ltd.	4,068,232	19,103,860
ASX Ltd.	803,445	23,863,545
Aurizon Holdings Ltd.	8,875,336	34,212,760
AusNet Services	7,476,375	8,151,119
Australia and New Zealand Banking Group Ltd.	11,653,552	299,481,754
Bank of Queensland Ltd.	1,504,919	14,661,167
Bendigo & Adelaide Bank Ltd.	1,810,478	18,864,595
BHP Billiton Ltd.	13,574,720	309,316,660
Boral Ltd.	3,234,062	14,103,746
Brambles Ltd.	6,565,908	54,199,935
Caltex Australia Ltd.	565,606	14,720,364
Coca-Cola Amatil Ltd.	2,441,724	18,444,480
Cochlear Ltd.	243,972	15,769,437
Commonwealth Bank of Australia	6,857,822	477,069,501
Computershare Ltd.	2,037,674	18,454,935
Crown Resorts Ltd.	1,528,594	16,201,245
CSL Ltd.	2,007,448	137,492,262
Dexus Property Group	3,786,254	22,733,287
Federation Centres	5,888,838	13,895,377
Flight Centre Travel Group Ltd.	225,784	6,648,106
Fortescue Metals Group Ltd.	6,735,592	12,379,009
Goodman Group	7,190,000	34,323,177
GPT Group (The)	7,001,622	24,645,362
Harvey Norman Holdings Ltd.	2,339,626	7,196,837
Healthscope Ltd.[a]	4,736,772	9,959,656
Iluka Resources Ltd.	1,829,136	10,070,790
Incitec Pivot Ltd.	7,134,348	20,056,706
Insurance Australia Group Ltd.	9,877,622	49,230,074
James Hardie Industries SE	1,870,868	18,969,341
Leighton Holdings Ltd.	430,623	6,918,223
Lend Lease Group	2,292,172	29,774,286
Macquarie Group Ltd.	1,232,366	59,645,674
Medibank Pvt Ltd.[a]	11,537,074	21,383,104
Metcash Ltd.[b]	3,899,856	4,434,039
Mirvac Group	15,293,130	22,985,386

Security	Shares	Value
National Australia Bank Ltd.	10,011,356	$277,783,751
Newcrest Mining Ltd.[a]	3,262,822	34,454,915
Novion Property Group	8,766,048	15,837,621
Orica Ltd.	1,600,508	22,609,619
Origin Energy Ltd.	4,680,690	38,929,537
Qantas Airways Ltd.[a]	2,569,706	5,223,024
QBE Insurance Group Ltd.	5,665,720	46,813,229
Ramsay Health Care Ltd.	559,382	25,897,537
REA Group Ltd.	222,894	8,600,826
Rio Tinto Ltd.	1,844,954	82,699,796
Santos Ltd.	4,158,696	25,520,049
Scentre Group[a]	22,490,320	66,554,487
Seek Ltd.	1,363,224	18,949,753
Sonic Healthcare Ltd.	1,625,839	23,853,744
Stockland	9,738,136	33,216,055
Suncorp Group Ltd.	5,458,648	62,573,581
Sydney Airport	4,493,750	17,462,546
Tabcorp Holdings Ltd.	3,113,390	11,080,206
Tatts Group Ltd.	5,977,766	17,969,017
Telstra Corp. Ltd.	18,436,598	93,323,765
Toll Holdings Ltd.	2,871,730	13,843,068
TPG Telecom Ltd.	1,163,342	6,069,883
Transurban Group	7,563,880	54,250,328
Treasury Wine Estates Ltd.	2,741,461	10,503,772
Wesfarmers Ltd.	4,789,416	162,580,157
Westfield Corp.	8,382,102	64,361,768
Westpac Banking Corp.	13,150,510	352,903,511
Woodside Petroleum Ltd.	3,144,906	83,955,005
Woolworths Ltd.	5,323,476	131,748,993
WorleyParsons Ltd.	877,180	6,571,461

		3,876,811,431

AUSTRIA — 0.18%
Andritz AG	301,980	16,356,933
Erste Group Bank AG	1,180,512	25,610,569
IMMOEAST AG Escrow[a]	1,571,072	18
IMMOFINANZ AGa	3,985,872	9,103,666
IMMOFINANZ AG Escrow[a,b]	1,157,632	13
OMV AG	624,092	15,546,470
Raiffeisen International Bank Holding AGb	500,424	5,872,918
Vienna Insurance Group AG	168,246	7,141,481
Voestalpine AG	487,482	17,355,631

		96,987,699

SCHEDULES OF INVESTMENTS	9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2015

Security	Shares	Value

BELGIUM — 1.34%
Ageas	937,576	$32,089,382
Anheuser-Busch InBev NV	3,392,242	413,804,289
Belgacom SA	641,348	23,879,451
Colruyt SA	301,980	13,925,543
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	432,838	35,963,558
Groupe Bruxelles Lambert SA	341,332	28,283,490
KBC Groep NVa	1,052,616	56,677,066
Solvay SA	253,088	34,585,827
Telenet Group Holding NVa	227,204	12,615,593
UCB SA	536,374	41,745,572
Umicore SA	463,036	19,377,400

		712,947,171

DENMARK — 1.53%
A.P. Moeller-Maersk A/S Class A	15,818	31,051,418
A.P. Moeller-Maersk A/S Class B	30,198	61,248,350
Carlsberg A/S Class B	451,532	33,196,353
Coloplast A/S Class B	470,226	37,101,159
Danske Bank A/S	2,756,646	71,497,541
DSV A/S	730,114	22,998,331
ISS A/Sa	389,698	11,507,400
Novo Nordisk A/S Class B	8,488,514	380,232,516
Novozymes A/S Class B	1,012,352	46,175,737
Pandora A/S	486,044	34,827,419
TDC A/S	3,477,084	25,737,242
Tryg A/S	92,032	10,783,965
Vestas Wind Systems A/Sa	941,890	36,908,027
William Demant Holding A/Sa	93,470	7,082,971

		810,348,429

FINLAND — 0.89%
Elisa OYJ	611,150	16,255,108
Fortum OYJ	1,892,408	40,360,733
Kone OYJ Class B	1,305,704	58,863,216
Metso OYJ	471,664	14,328,154
Neste Oil OYJ[b]	535,891	14,815,797
Nokia OYJ	15,829,504	122,270,933
Nokian Renkaat OYJ	491,796	12,148,236
Orion OYJ Class B	428,524	14,125,023
Sampo OYJ Class A	1,892,408	91,655,167

Security	Shares	Value
Stora Enso OYJ Class R	2,289,296	$22,242,703
UPM-Kymmene OYJ	2,228,900	39,212,016
Wartsila OYJ Abp	616,902	28,632,374

		474,909,460
FRANCE — 9.72%
Accor SA	719,000	35,963,347
Aeroports de Paris	125,110	15,021,597
Airbus Group NV	2,469,046	131,508,446
Alcatel-Lucent[a]	11,958,408	41,751,890
ALSTOM[a]	913,130	30,005,886
ArcelorMittal	4,240,662	40,498,643
Arkema SA	281,929	20,202,073
Atos SA	337,930	25,008,096
AXA SA	7,700,490	181,222,043
BNP Paribas SA	4,483,684	236,663,487
Bollore[b]	2,157,000	9,295,704
Bouygues SA	719,775	25,711,152
Bureau Veritas SA	939,014	19,947,548
Cap Gemini SA	615,464	44,845,194
Carrefour SA	2,651,672	83,320,044
Casino Guichard-Perrachon SA	244,460	22,267,498
Christian Dior SA	234,394	40,601,057
Cie de Saint-Gobain	1,903,912	81,491,475
CNP Assurances SA	740,578	13,028,649
Compagnie Generale des Etablissements Michelin Class B	802,404	78,531,682
Credit Agricole SA	4,335,570	51,689,005
Danone SA	2,451,790	164,813,710
Dassault Systemes	540,688	33,508,866
Edenred SA	872,866	25,136,842
Electricite de France SA	1,030,371	28,015,800
Essilor International SA	868,552	97,100,274
Eurazeo	159,618	11,232,345
Eutelsat Communications SA	652,852	22,429,169
Fonciere des Regions	119,354	12,254,994
GDF Suez	6,147,450	136,834,145
Gecina SA	120,792	15,832,148
Groupe Eurotunnel SE	2,005,612	26,943,796
Hermes International	111,426	37,778,196
Icade	155,306	13,557,736
Iliad SA	110,726	25,720,710
Imerys SA	145,238	10,505,597
JCDecaux SA	286,166	10,328,728

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Kering	323,550	$65,500,756
Klepierre	763,917	36,041,994
L’Air Liquide SA	1,467,028	185,412,450
L’Oreal SA	1,062,682	190,730,200
Lafarge SA	790,300	54,231,230
Lagardere SCA	506,736	13,883,946
Legrand SA	1,111,584	59,833,324
LVMH Moet Hennessy Louis Vuitton SA	1,190,664	192,807,352
Natixis SA	3,955,027	25,225,168
Numericable-SFR[a]	415,144	21,643,286
Orange SA	7,860,108	138,545,368
Pernod Ricard SA	900,188	108,286,144
Peugeot SAa	1,672,394	24,260,131
Publicis Groupe SA	783,710	58,749,220
Remy Cointreau SA	106,412	7,876,091
Renault SA	821,098	63,201,227
Rexel SA	1,138,896	21,334,115
Safran SA	1,141,826	76,265,959
Sanofi	5,030,124	465,452,117
Schneider Electric SE	2,213,082	167,322,666
SCOR SE	677,298	21,144,282
SES SA Class A FDR	1,297,076	47,269,736
Societe BIC SA	125,106	17,788,165
Societe Generale	3,060,064	123,742,927
Sodexo SA	398,326	39,613,653
STMicroelectronics NV	2,755,208	23,007,455
Suez Environnement SA	1,229,490	22,621,858
Technip SA	435,714	25,641,197
Thales SA	387,953	20,488,371
Total SA	9,040,706	464,190,459
Unibail-Rodamco SE	414,144	116,881,972
Valeo SA	324,988	46,079,980
Vallourec SA	461,602	10,089,735
Veolia Environnement SA	1,807,566	33,156,112
Vinci SA	2,060,654	108,919,197
Vivendi SA	5,148,040	122,198,787
Wendel	139,486	15,653,731
Zodiac Aerospace	777,958	25,871,330

		5,161,529,263

GERMANY — 8.62%
adidas AGb	888,684	61,363,522
Allianz SE Registered	1,932,672	319,287,339
Axel Springer SE	169,684	10,449,062
BASF SE	3,889,790	348,960,082

Security	Shares	Value
Bayer AG Registered	3,495,778	$505,133,177
Bayerische Motoren Werke AG	1,409,240	164,432,616
Beiersdorf AG	419,896	36,864,114
Brenntag AG	638,472	34,813,786
Celesio AG	217,138	6,432,023
Commerzbank AGa	4,073,854	49,051,506
Continental AG	465,912	105,519,746
Daimler AG Registered	4,085,358	371,022,762
Deutsche Annington Immobilien SE	1,032,484	35,885,294
Deutsche Bank AG Registered	5,841,156	170,059,531
Deutsche Boerse AG	813,908	62,482,479
Deutsche Lufthansa AG Registered	976,402	16,587,918
Deutsche Post AG Registered	4,058,036	131,746,238
Deutsche Telekom AG Registered	13,420,854	231,487,775
Deutsche Wohnen AG Bearer	1,197,854	31,143,601
E.ON SE	8,456,878	130,979,970
Fraport AG Frankfurt Airport Services Worldwide	150,990	9,238,260
Fresenius Medical Care AG & Co. KGaA	920,320	68,169,467
Fresenius SE & Co. KGaA	1,601,932	91,758,891
GEA Group AG	760,706	34,547,072
Hannover Rueck SE Registered	255,964	22,945,662
HeidelbergCement AG	588,142	43,312,348
Henkel AG & Co. KGaA	506,176	51,835,901
HUGO BOSS AG	182,626	23,576,053
Infineon Technologies AG	4,788,540	53,912,014
K+S AG Registered	724,752	22,899,707
Kabel Deutschland Holding AGa	97,784	13,296,499
Lanxess AG	391,136	18,780,616
Linde AG	789,462	151,358,591
MAN SE	143,800	15,321,643
Merck KGaA	546,440	54,701,285
METRO AGa,b	680,174	20,961,589
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	734,818	147,598,606
Osram Licht AGa	369,566	17,048,468

SCHEDULES OF INVESTMENTS	11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
ProSiebenSat.1 Media AG Registered	930,386	$41,302,847
QIAGEN NVa	997,972	22,900,502
RTL Group SAb	163,932	15,524,288
RWE AG	2,072,158	57,546,239
SAP SE	3,895,542	254,348,269
Siemens AG Registered	3,347,664	351,323,562
Symrise AG	520,556	34,140,944
Telefonica Deutschland Holding AG	2,503,558	13,927,945
ThyssenKrupp AGa	1,922,606	50,095,267
United Internet AG Registered[c]	521,994	22,660,535
Volkswagen AG	123,668	27,512,914

		4,576,248,525

HONG KONG — 3.28%
AIA Group Ltd.	50,330,400	293,737,623
ASM Pacific Technology Ltd.[b]	1,006,600	9,133,382
Bank of East Asia Ltd. (The)	5,464,440	22,694,057
BOC Hong Kong (Holdings) Ltd.	15,099,000	53,067,094
Cathay Pacific Airways Ltd.	4,314,000	10,070,924
Cheung Kong Holdings Ltd.	5,752,000	110,168,121
Cheung Kong Infrastructure Holdings Ltd.	2,876,792	23,690,814
CLP Holdings Ltd.	7,909,000	70,589,203
First Pacific Co. Ltd./Hong Kong	9,368,250	9,545,445
Galaxy Entertainment Group Ltd.	10,066,000	53,099,551
Hang Lung Properties Ltd.	9,653,000	28,448,484
Hang Seng Bank Ltd.	3,163,600	55,410,484
Henderson Land Development Co. Ltd.	4,908,750	35,074,484
HKT Trust & HKT Ltd.	10,148,440	13,298,529
Hong Kong & China Gas Co. Ltd.	27,613,402	63,394,346
Hong Kong Exchanges and Clearing Ltd.	4,513,300	103,964,787
Hutchison Whampoa Ltd.	10,066,000	133,592,757
Hysan Development Co. Ltd.	2,876,797	13,932,523
Kerry Properties Ltd.	2,701,000	9,580,052
Li & Fung Ltd.	24,974,400	24,770,343
Link REIT (The)	10,066,258	68,161,317
MGM China Holdings Ltd.[b]	3,451,200	8,421,741
MTR Corp. Ltd.	6,471,000	28,752,210

Security	Shares	Value
New World Development Co. Ltd.	20,925,132	$24,991,355
NWS Holdings Ltd.	6,224,000	11,575,652
PCCW Ltd.	15,818,000	10,527,176
Power Assets Holdings Ltd.	6,113,500	64,104,877
Sands China Ltd.	9,778,400	47,988,046
Shangri-La Asia Ltd.	6,098,666	7,944,505
Sino Land Co. Ltd.	11,504,000	19,288,695
SJM Holdings Ltd.[b]	8,236,000	12,152,146
Sun Hung Kai Properties Ltd.	7,180,000	117,238,097
Swire Pacific Ltd. Class A	2,690,500	36,123,875
Swire Properties Ltd.	4,889,255	15,733,446
Techtronic Industries Co. Ltd.	5,752,033	18,843,679
WH Group Ltd.[a,d]	13,661,000	7,752,571
Wharf Holdings Ltd. (The)[b]	6,584,912	53,505,834
Wheelock and Co. Ltd.	4,315,000	24,487,480
Wynn Macau Ltd.[b]	6,328,000	17,669,936
Yue Yuen Industrial Holdings Ltd.	2,876,000	10,701,516

		1,743,227,157

IRELAND — 0.32%
Bank of Ireland[a]	112,155,372	33,918,555
CRH PLC	3,228,310	77,650,282
Irish Bank Resolution Corp. Ltd.[a]	3,570,811	40
Kerry Group PLC Class A	681,612	49,395,797
Ryanair Holdings PLC[a]	177,504	2,083,166
Ryanair Holdings PLC SP ADR[a]	79,689	5,257,880

		168,305,720

ISRAEL—0.56%
Bank Hapoalim BM	4,277,227	19,065,824
Bank Leumi le-Israel BMa	5,261,642	17,597,106
Bezeq The Israel Telecommunication Corp. Ltd.	8,035,574	12,853,807
Delek Group Ltd. (The)[b]	20,298	4,973,746
Israel Chemicals Ltd.	1,880,635	13,546,876
Israel Corp. Ltd. (The)[a]	11,834	3,846,250
Mizrahi Tefahot Bank Ltd.[a]	530,288	5,805,417
NICE-Systems Ltd.	255,066	12,545,561
Teva Pharmaceutical Industries Ltd.	3,639,578	207,567,981

		297,802,568

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  ((Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2015

Security	Shares	Value

ITALY — 2.15%
Assicurazioni Generali SpA	4,939,530	$104,234,071
Atlantia SpA	1,729,914	44,566,948
Banca Monte dei Paschi di Siena SpA[a,b]	17,950,054	8,102,298
Banco Popolare SCa	1,535,784	19,444,889
CNH Industrial NV	4,019,210	30,546,451
Enel Green Power SpA	7,450,278	14,729,535
Enel SpA	27,832,490	125,818,781
Eni SpA	10,747,612	180,709,388
Exor SpA	412,716	16,868,723
Finmeccanica SpA[a]	1,710,467	18,703,416
Intesa Sanpaolo SpA	48,994,098	143,636,687
Intesa Sanpaolo SpA RNC	3,968,880	10,139,741
Luxottica Group SpA	717,562	42,713,422
Mediobanca SpA	2,566,830	22,274,395
Pirelli & C. SpA	1,038,236	14,738,700
Prysmian SpA	863,760	15,985,249
Saipem SpA[a]	1,121,640	10,163,692
Snam SpA	8,679,768	42,469,765
Telecom Italia SpA[a]	42,376,422	49,397,739
Telecom Italia SpA RNC	25,789,092	24,343,581
Tenaris SA	2,006,010	28,250,761
Terna Rete Elettrica Nazionale SpA	6,486,818	28,416,443
UniCredit SpA	18,540,134	109,524,687
Unione di Banche Italiane SpA	3,638,410	25,086,225
UnipolSai SpA	3,816,452	10,585,811

		1,141,451,398

JAPAN — 21.50%
ABC-MART Inc.	36,500	1,830,205
Acom Co. Ltd.ab	1,581,870	4,349,755
Advantest Corp.	581,200	7,481,159
Aeon Co. Ltd.	2,444,600	26,003,726
AEON Financial Service Co. Ltd.	431,490	7,842,601
Aeon Mall Co. Ltd.	460,110	7,689,064
Air Water Inc.	252,000	4,374,307
Aisin Seiki Co. Ltd.	823,600	29,062,461
Ajinomoto Co. Inc.	2,876,000	59,703,963
Alfresa Holdings Corp.	575,200	6,879,973
Amada Co. Ltd.	1,438,000	13,221,300
ANA Holdings Inc.	4,316,000	11,985,521
Aozora Bank Ltd.	4,314,000	15,792,108

Security	Shares	Value
Asahi Glass Co. Ltd.	4,314,000	$23,137,275
Asahi Group Holdings Ltd.	1,582,000	52,376,436
Asahi Kasei Corp.	5,402,000	53,898,131
ASICS Corp.	719,000	17,812,029
Astellas Pharma Inc.	8,923,050	138,975,184
Bandai Namco Holdings Inc.	719,000	14,684,212
Bank of Kyoto Ltd. (The)	1,839,000	15,561,793
Bank of Yokohama Ltd. (The)	5,116,000	27,865,465
Benesse Holdings Inc.	287,600	8,630,571
Bridgestone Corp.	2,732,400	110,212,499
Brother Industries Ltd.	1,006,600	17,430,080
Calbee Inc.	287,600	11,323,799
Canon Inc.	4,745,400	151,110,277
Casio Computer Co. Ltd.[b]	862,800	13,654,665
Central Japan Railway Co.	609,300	105,401,405
Chiba Bank Ltd. (The)	2,876,000	19,587,111
Chiyoda Corp.	483,000	3,758,243
Chubu Electric Power Co. Inc.[a]	2,663,600	35,419,429
Chugai Pharmaceutical Co. Ltd.	1,006,600	30,206,998
Chugoku Bank Ltd. (The)	719,000	10,313,838
Chugoku Electric Power Co. Inc. (The)	1,248,700	17,391,335
Citizen Holdings Co. Ltd.	1,150,600	9,266,314
COLOPL Inc.[b]	143,800	3,313,894
Credit Saison Co. Ltd.	575,200	9,803,349
Dai Nippon Printing Co. Ltd.	2,876,000	26,087,584
Dai-ichi Life Insurance Co. Ltd. (The)	4,376,652	59,391,166
Daicel Corp.	1,151,000	14,453,029
Daihatsu Motor Co. Ltd.	723,600	10,164,219
Daiichi Sankyo Co. Ltd.	2,588,495	37,748,197
Daikin Industries Ltd.	1,006,600	70,911,463
Daito Trust Construction Co. Ltd.	287,600	32,257,524
Daiwa House Industry Co. Ltd.	2,732,200	50,857,322
Daiwa Securities Group Inc.	7,190,000	52,793,385
Denso Corp.	2,013,200	89,995,430
Dentsu Inc.	876,100	36,322,368
Don Quijote Holdings Co. Ltd.	208,600	15,307,811
East Japan Railway Co.	1,438,000	111,768,952
Eisai Co. Ltd.	1,107,000	55,489,005
Electric Power Development Co. Ltd.	540,200	19,820,900
FamilyMart Co. Ltd.	256,800	11,193,258

SCHEDULES OF INVESTMENTS	13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
FANUC Corp.	802,200	$135,834,146
Fast Retailing Co. Ltd.	218,800	81,995,284
Fuji Electric Co. Ltd.	2,568,000	11,105,810
Fuji Heavy Industries Ltd.	2,452,500	89,704,731
FUJIFILM Holdings Corp.	1,878,700	63,942,814
Fujitsu Ltd.	8,236,000	43,863,633
Fukuoka Financial Group Inc.	3,785,000	19,075,640
GungHo Online Entertainment Inc.[b]	1,581,800	5,480,719
Gunma Bank Ltd. (The)	1,828,000	12,122,862
Hachijuni Bank Ltd. (The)	1,438,000	9,573,201
Hakuhodo DY Holdings Inc.	1,006,620	10,112,047
Hamamatsu Photonics K.K.	287,600	13,686,494
Hankyu Hanshin Holdings Inc.	5,284,000	29,554,233
Hikari Tsushin Inc.	143,800	8,300,038
Hino Motors Ltd.	1,006,600	14,439,373
Hirose Electric Co. Ltd.	143,800	17,408,045
Hiroshima Bank Ltd. (The)	1,438,000	7,222,747
Hisamitsu Pharmaceutical Co. Inc.	169,900	5,814,481
Hitachi Chemical Co. Ltd.	431,400	8,773,802
Hitachi Construction Machinery Co. Ltd.	431,400	8,087,028
Hitachi High-Technologies Corp.	256,800	8,077,947
Hitachi Ltd.	20,132,000	153,785,754
Hitachi Metals Ltd.	660,000	10,877,793
Hokuhoku Financial Group Inc.	5,402,000	11,221,113
Hokuriku Electric Power Co.	719,000	10,228,145
Honda Motor Co. Ltd.	6,758,600	206,040,494
Hoya Corp.	1,869,400	73,190,913
Hulic Co. Ltd.	890,500	8,179,879
IBIDEN Co. Ltd.	431,400	6,551,889
Idemitsu Kosan Co. Ltd.	495,500	8,326,880
IHI Corp.	5,752,000	30,360,022
Iida Group Holdings Co. Ltd.	719,080	9,041,682
INPEX Corp.	3,595,043	39,909,216
Isetan Mitsukoshi Holdings Ltd.	1,294,200	18,509,820
Isuzu Motors Ltd.	2,571,000	34,614,877
ITOCHU Corp.	6,058,900	61,896,565
ITOCHU Techno-Solutions Corp.	115,100	4,130,137
Iyo Bank Ltd. (The)	719,000	8,373,490
J. Front Retailing Co. Ltd.	1,139,800	14,661,710
Japan Airlines Co. Ltd.	518,200	17,690,223

Security	Shares	Value
Japan Display Inc.[a]	1,438,000	$5,068,165
Japan Exchange Group Inc.	1,150,600	27,142,660
Japan Prime Realty Investment Corp.	2,876	10,087,362
Japan Real Estate Investment Corp.	4,550	22,195,122
Japan Retail Fund Investment Corp.	10,066	21,869,009
Japan Tobacco Inc.	4,612,900	126,941,636
JFE Holdings Inc.	2,098,975	46,664,736
JGC Corp.	1,438,000	29,545,933
Joyo Bank Ltd. (The)	2,876,000	14,592,398
JSR Corp.	739,800	13,181,811
JTEKT Corp.	862,800	14,425,907
JX Holdings Inc.	9,203,200	34,144,252
Kajima Corp.	3,985,000	15,910,825
Kakaku.com Inc.	575,200	8,221,690
Kamigumi Co. Ltd.	1,151,000	11,591,819
Kaneka Corp.	1,151,000	7,084,434
Kansai Electric Power Co. Inc. (The)[a]	2,905,100	28,268,244
Kansai Paint Co. Ltd.	660,000	11,619,461
Kao Corp.	2,157,000	95,138,271
Kawasaki Heavy Industries Ltd.	5,752,000	27,862,665
KDDI Corp.	2,454,700	174,764,024
Keihan Electric Railway Co. Ltd.	1,438,000	8,777,474
Keikyu Corp.	2,453,000	19,253,956
Keio Corp.	2,568,000	21,074,805
Keisei Electric Railway Co. Ltd.	661,000	8,575,865
Keyence Corp.	186,923	88,301,684
Kikkoman Corp.	599,000	17,822,373
Kintetsu Corp.	7,190,000	25,463,244
Kirin Holdings Co. Ltd.	3,307,400	44,768,791
Kobe Steel Ltd.	12,942,000	22,916,920
Koito Manufacturing Co. Ltd.	305,000	10,035,543
Komatsu Ltd.	3,738,800	74,225,357
Konami Corp.	431,400	8,112,737
Konica Minolta Holdings Inc.	2,032,100	22,593,305
Kubota Corp.	4,666,000	70,050,577
Kuraray Co. Ltd.	1,438,200	18,218,547
Kurita Water Industries Ltd.	500,000	10,747,882
Kyocera Corp.	1,305,200	58,045,927
Kyowa Hakko Kirin Co. Ltd.	1,438,000	16,502,141

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  ((Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Kyushu Electric Power Co. Inc.[a]	1,815,500	$17,665,828
Lawson Inc.	256,800	16,877,334
LIXIL Group Corp.	1,150,480	22,634,481
M3 Inc.	726,100	14,724,132
Mabuchi Motor Co. Ltd.	287,600	11,923,654
Makita Corp.	575,200	25,806,019
Marubeni Corp.	6,902,400	38,400,531
Marui Group Co. Ltd.	1,006,600	10,566,022
Maruichi Steel Tube Ltd.	143,800	3,426,520
Mazda Motor Corp.	2,157,000	44,943,238
McDonald’s Holdings Co. (Japan) Ltd.[b]	287,600	6,319,292
Medipal Holdings Corp.	575,200	6,767,347
MEIJI Holdings Co. Ltd.	256,852	28,448,002
Minebea Co. Ltd.	1,438,000	22,488,452
Miraca Holdings Inc.	256,800	11,586,771
Mitsubishi Chemical Holdings Corp.	5,464,600	28,568,602
Mitsubishi Corp.	5,623,800	99,008,372
Mitsubishi Electric Corp.	8,628,000	101,106,219
Mitsubishi Estate Co. Ltd.	5,346,000	108,476,491
Mitsubishi Gas Chemical Co. Inc.	1,438,000	6,561,682
Mitsubishi Heavy Industries Ltd.	12,942,000	72,177,280
Mitsubishi Logistics Corp.	477,000	7,175,405
Mitsubishi Materials Corp.	5,402,000	17,199,574
Mitsubishi Motors Corp.	2,732,200	23,352,733
Mitsubishi Tanabe Pharma Corp.	965,300	15,367,224
Mitsubishi UFJ Financial Group Inc.	53,349,880	287,176,002
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,013,200	8,809,303
Mitsui & Co. Ltd.	7,077,700	90,802,315
Mitsui Chemicals Inc.	3,457,000	10,212,225
Mitsui Fudosan Co. Ltd.	3,980,000	101,664,240
Mitsui O.S.K. Lines Ltd.	4,324,000	14,724,386
Mixi Inc.[b]	143,800	5,135,496
Mizuho Financial Group Inc.	96,489,860	159,358,386
MS&AD Insurance Group Holdings Inc.	2,025,388	49,822,148
Murata Manufacturing Co. Ltd.	862,800	94,165,036
Nabtesco Corp.	431,400	11,256,468

Security	Shares	Value
Nagoya Railroad Co. Ltd.	4,314,000	$17,040,787
NEC Corp.	10,784,000	30,663,227
Nexon Co. Ltd.	575,200	5,699,849
NGK Insulators Ltd.	1,438,000	29,282,731
NGK Spark Plug Co. Ltd.	719,000	21,545,822
NH Foods Ltd.	1,438,000	35,758,720
NHK Spring Co. Ltd.	575,200	5,244,449
Nidec Corp.	862,800	59,304,875
Nikon Corp.	1,294,200	16,570,696
Nintendo Co. Ltd.	445,800	43,378,828
Nippon Building Fund Inc.	5,752	28,401,311
Nippon Electric Glass Co. Ltd.	1,552,500	8,088,622
Nippon Express Co. Ltd.	3,985,000	23,442,174
Nippon Paint Holdings Co. Ltd.	646,000	20,458,179
Nippon Prologis REIT Inc.	5,752	13,583,662
Nippon Steel & Sumitomo Metal Corp.	31,685,350	74,853,655
Nippon Telegraph and Telephone Corp.	1,581,800	94,532,295
Nippon Yusen K.K.	6,819,000	20,434,070
Nissan Motor Co. Ltd.	10,353,600	89,596,343
Nisshin Seifun Group Inc.	946,397	11,682,422
Nissin Foods Holdings Co. Ltd.	256,800	13,947,848
Nitori Holdings Co. Ltd.	287,600	16,355,238
Nitto Denko Corp.	719,000	43,367,088
NOK Corp.	431,400	12,560,235
Nomura Holdings Inc.	15,242,800	82,335,646
Nomura Real Estate Holdings Inc.	540,200	9,179,238
Nomura Research Institute Ltd.	431,400	14,782,148
NSK Ltd.	2,119,000	25,201,064
NTT Data Corp.	540,291	20,767,155
NTT DOCOMO Inc.	6,198,117	105,795,127
NTT Urban Development Corp.	431,400	4,190,418
Obayashi Corp.	2,568,000	16,418,235
Odakyu Electric Railway Co. Ltd.	2,876,000	28,205,440
Oji Holdings Corp.	3,985,000	15,164,475
Olympus Corp.[a]	1,006,600	35,305,768
Omron Corp.	862,800	34,926,267
Ono Pharmaceutical Co. Ltd.	333,000	35,436,087
Oracle Corp. Japan	143,800	6,010,795
Oriental Land Co. Ltd.	287,600	69,815,809
ORIX Corp.	5,608,200	65,265,478
Osaka Gas Co. Ltd.	8,236,000	32,715,427

SCHEDULES OF INVESTMENTS	15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Otsuka Corp.	149,000	$5,168,987
Otsuka Holdings Co. Ltd.	1,581,800	49,252,403
Panasonic Corp.	9,203,468	105,930,181
Park24 Co. Ltd.	431,400	7,418,618
Rakuten Inc.	3,315,300	46,343,358
Recruit Holdings Co. Ltd.[a]	575,200	16,844,916
Resona Holdings Inc.	8,915,600	44,659,593
Ricoh Co. Ltd.	3,019,800	29,744,252
Rinnai Corp.	143,800	9,707,862
Rohm Co. Ltd.	398,500	25,952,624
Sankyo Co. Ltd.	256,800	9,280,347
Sanrio Co. Ltd.[b]	166,600	4,151,349
Santen Pharmaceutical Co. Ltd.	287,600	18,020,142
SBI Holdings Inc.	862,880	9,351,264
Secom Co. Ltd.	907,300	53,094,796
Sega Sammy Holdings Inc.	726,638	9,538,806
Seibu Holdings Inc.[b]	431,400	10,312,614
Seiko Epson Corp.	575,200	23,626,953
Sekisui Chemical Co. Ltd.	1,554,000	17,118,938
Sekisui House Ltd.	2,219,400	28,832,456
Seven & I Holdings Co. Ltd.	3,163,680	116,821,709
Seven Bank Ltd.	2,444,600	11,029,992
Sharp Corp./Japan[a,b]	6,197,000	12,239,425
Shikoku Electric Power Co. Inc.[a]	719,000	9,108,007
Shimadzu Corp.	654,000	6,859,303
Shimamura Co. Ltd.	143,800	12,866,284
Shimano Inc.	344,500	45,927,468
Shimizu Corp.	2,568,000	17,882,978
Shin-Etsu Chemical Co. Ltd.	1,725,600	115,289,736
Shinsei Bank Ltd.	7,190,000	13,160,090
Shionogi & Co. Ltd.	1,294,200	39,168,101
Shiseido Co. Ltd.	1,438,200	23,238,442
Shizuoka Bank Ltd. (The)	2,876,000	26,540,535
Showa Shell Sekiyu K.K.	719,200	7,071,689
SMC Corp.	287,600	78,030,154
SoftBank Corp.	4,078,600	241,768,116
Sompo Japan Nipponkoa Holdings Inc.	1,438,050	40,399,821
Sony Corp.	4,457,800	105,273,377
Sony Financial Holdings Inc.	823,600	11,561,881
Stanley Electric Co. Ltd.	681,900	15,360,383
Sumitomo Chemical Co. Ltd.	5,776,000	23,012,540
Sumitomo Corp.	4,601,800	45,757,480

Security	Shares	Value
Sumitomo Dainippon Pharma Co. Ltd.	582,600	$6,169,960
Sumitomo Electric Industries Ltd.	3,020,000	39,335,972
Sumitomo Heavy Industries Ltd.	2,568,000	14,057,157
Sumitomo Metal Mining Co. Ltd.	1,965,000	28,404,801
Sumitomo Mitsui Financial Group Inc.	5,464,400	185,635,621
Sumitomo Mitsui Trust Holdings Inc.	14,380,600	50,989,826
Sumitomo Realty & Development Co. Ltd.	1,535,000	49,461,329
Sumitomo Rubber Industries Inc.	719,000	11,287,073
Suntory Beverage & Food Ltd.	575,200	20,297,144
Suruga Bank Ltd.	1,294,200	24,536,529
Suzuken Co. Ltd.	287,640	8,166,513
Suzuki Motor Corp.	1,472,300	47,077,502
Sysmex Corp.	575,200	25,952,922
T&D Holdings Inc.	2,300,800	26,236,935
Taiheiyo Cement Corp.	5,752,000	16,991,819
Taisei Corp.	4,314,000	25,230,647
Taisho Pharmaceutical Holdings Co. Ltd.	115,100	7,358,796
Taiyo Nippon Sanso Corp.[b]	636,000	7,677,589
Takashimaya Co. Ltd.	1,438,000	12,694,896
Takeda Pharmaceutical Co. Ltd.	3,311,900	166,433,795
TDK Corp.	540,200	34,077,232
Teijin Ltd.	3,985,000	11,975,525
Terumo Corp.	1,294,200	32,403,203
THK Co. Ltd.	431,400	10,613,766
Tobu Railway Co. Ltd.	4,314,000	20,860,273
Toho Co. Ltd.	431,400	9,824,160
Toho Gas Co. Ltd.	1,438,000	7,883,812
Tohoku Electric Power Co. Inc.	1,957,200	24,859,681
Tokio Marine Holdings Inc.	2,876,000	101,363,300
Tokyo Electric Power Co. Inc.[a]	5,921,600	25,306,629
Tokyo Electron Ltd.	719,000	51,881,360
Tokyo Gas Co. Ltd.	10,066,000	60,525,397
Tokyo Tatemono Co. Ltd.	1,606,000	10,937,726
Tokyu Corp.	5,202,000	34,675,571

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  ((Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Tokyu Fudosan Holdings Corp.	1,869,400	$11,713,092
TonenGeneral Sekiyu K.K.	1,438,000	12,792,832
Toppan Printing Co. Ltd.	2,568,000	17,314,570
Toray Industries Inc.	6,166,000	52,990,908
Toshiba Corp.	17,256,000	69,720,322
TOTO Ltd.	1,438,000	16,024,705
Toyo Seikan Group Holdings Ltd.	681,900	8,858,634
Toyo Suisan Kaisha Ltd.	287,600	10,222,024
Toyoda Gosei Co. Ltd.	256,800	5,705,938
Toyota Industries Corp.	719,000	39,113,012
Toyota Motor Corp.	11,504,000	748,717,320
Toyota Tsusho Corp.	965,300	23,108,361
Trend Micro Inc.	431,400	12,284,791
Unicharm Corp.	1,725,600	48,044,735
United Urban Investment Corp.	10,066	16,170,384
USS Co. Ltd.	965,380	15,269,876
West Japan Railway Co.	719,000	37,203,269
Yahoo! Japan Corp.	5,778,522	19,628,232
Yakult Honsha Co. Ltd.	318,300	19,455,957
Yamada Denki Co. Ltd.	3,558,550	13,329,605
Yamaguchi Financial Group Inc.	1,438,000	15,094,317
Yamaha Corp.	681,900	10,048,686
Yamaha Motor Co. Ltd.	1,019,200	22,663,350
Yamato Holdings Co. Ltd.	1,438,000	32,783,927
Yamato Kogyo Co. Ltd.	143,800	3,739,914
Yamazaki Baking Co. Ltd.	159,000	2,356,608
Yaskawa Electric Corp.	870,000	11,265,228
Yokogawa Electric Corp.	862,800	9,137,387
Yokohama Rubber Co. Ltd. (The)	1,438,000	13,662,010

		11,419,812,655

NETHERLANDS — 2.80%
AEGON NV	7,730,688	55,316,968
Akzo Nobel NV	1,031,046	74,602,610
Altice SAa,b	366,690	30,661,948
ASML Holding NV	1,512,776	159,237,602
Boskalis Westminster NV	358,062	15,889,471
Delta Lloyd NV	854,172	16,174,086
Fiat Chrysler Automobiles NVa,b	3,712,916	49,021,145
Gemalto NVb	335,054	24,356,674

Security	Shares	Value
Heineken Holding NV	427,086	$28,025,122
Heineken NV	972,088	72,706,049
ING Groep NV CVA[a]	16,260,904	204,047,811
Koninklijke Ahold NV	3,767,560	68,172,875
Koninklijke DSM NV	734,818	39,155,091
Koninklijke KPN NV	13,525,828	41,928,081
Koninklijke Philips NV	4,027,838	111,562,310
Koninklijke Vopak NV	297,923	16,670,047
NN Group NVa	516,242	14,051,190
OCI NVa	355,186	12,539,334
Randstad Holding NV	524,870	27,793,196
Reed Elsevier NV	2,940,710	72,143,001
TNT Express NV	1,827,698	12,011,805
Unilever NV CVA	6,877,954	299,513,576
Wolters Kluwer NV	1,281,258	38,379,719

		1,483,959,711

NEW ZEALAND — 0.15%
Auckland International Airport Ltd.	3,970,765	12,824,817
Contact Energy Ltd.	1,383,356	7,098,561
Fletcher Building Ltd.	2,902,610	17,654,266
Meridian Energy Ltd.	5,346,484	7,431,116
Mighty River Power Ltd.	2,937,834	7,164,461
Ryman Healthcare Ltd.	1,597,692	9,566,740
Spark New Zealand Ltd.	7,756,788	18,578,594

		80,318,555

NORWAY — 0.65%
DNB ASA	4,124,184	59,756,901
Gjensidige Forsikring ASA	851,296	14,333,802
Norsk Hydro ASA	5,603,886	32,970,415
Orkla ASA	3,412,374	25,139,869
Seadrill Ltd.[b]	1,699,716	18,059,688
Statoil ASA	4,719,516	78,186,679
Subsea 7 SA	1,199,292	10,197,193
Telenor ASA	3,169,352	68,003,772
Yara International ASA	765,016	39,748,654

		346,396,973

PORTUGAL — 0.15%
Banco Comercial Portugues SA Registered[a,b]	148,206,487	10,536,351
Energias de Portugal SA	9,854,614	37,553,736
Galp Energia SGPS SA Class B	1,632,130	17,246,406

SCHEDULES OF INVESTMENTS	17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Jeronimo Martins SGPS SAb	1,077,062	$11,616,899

		76,953,392

SINGAPORE — 1.52%
Ascendas REIT	8,628,000	15,686,113
CapitaCommercial Trust	8,628,000	11,286,350
CapitaLand Ltd.	11,504,000	29,586,816
CapitaMall Trust Management Ltd.[b]	8,987,800	13,882,567
City Developments Ltd.	2,321,400	17,241,941
ComfortDelGro Corp. Ltd.	9,178,200	19,467,470
DBS Group Holdings Ltd.	7,337,400	107,314,423
Genting Singapore PLC	24,446,000	19,511,995
Global Logistic Properties Ltd.	12,942,000	24,198,699
Golden Agri-Resources Ltd.	28,762,194	8,927,737
Hutchison Port Holdings Trust	22,403,000	16,018,145
Jardine Cycle & Carriage Ltd.	296,800	9,278,427
Keppel Corp. Ltd.	6,118,800	39,341,926
Keppel Land Ltd.	2,876,000	9,649,723
Noble Group Ltd.	17,256,727	13,582,451
Oversea-Chinese Banking Corp. Ltd.	12,458,498	95,756,691
SembCorp Industries Ltd.	3,168,800	10,093,510
SembCorp Marine Ltd.[b]	2,876,000	6,376,469
Singapore Airlines Ltd.	2,486,000	23,241,372
Singapore Exchange Ltd.	3,861,400	22,173,585
Singapore Press Holdings Ltd.[b]	6,519,750	19,899,910
Singapore Technologies Engineering Ltd.	6,814,800	16,922,421
Singapore Telecommunications Ltd.	33,074,285	99,728,832
StarHub Ltd.	1,689,400	5,218,899
Suntec REIT[b]	10,066,000	13,985,722
United Overseas Bank Ltd.	5,752,000	98,537,699
UOL Group Ltd.	2,255,000	12,032,444
Wilmar International Ltd.	8,231,800	19,589,384
Yangzijiang Shipbuilding Holdings Ltd.	7,190,000	6,589,018

		805,120,739

SPAIN — 3.32%
Abertis Infraestructuras SA	1,721,286	33,739,242
ACS Actividades de Construccion y Servicios SA	749,198	26,090,055

Security	Shares	Value
Amadeus IT Holding SA Class A	1,804,690	$72,479,146
Banco Bilbao Vizcaya Argentaria SA	25,453,056	218,291,081
Banco de Sabadell SA	14,427,564	36,534,093
Banco Popular Espanol SA	7,555,252	32,005,579
Banco Popular Espanol SA New	32,236	136,558
Banco Santander SA	58,280,702	391,970,606
Bankia SAa	19,496,404	25,520,840
Bankinter SA	2,851,554	19,850,838
CaixaBank SA	9,705,063	42,317,299
Distribuidora Internacional de Alimentacion SA	2,670,366	17,320,883
Enagas SA	661,825	20,986,111
Ferrovial SA	1,771,616	35,155,593
Gas Natural SDG SA	1,505,586	35,338,765
Grifols SA	635,596	26,717,136
Iberdrola SA	21,946,756	151,764,976
Inditex SA	4,624,608	136,389,173
International Consolidated Airlines Group SAa	4,358,578	35,658,683
Mapfre SA	4,055,160	13,659,500
Red Electrica Corporacion SA	383,283	32,680,897
Repsol SA	4,434,378	78,487,356
Telefonica SA	18,074,222	271,366,953
Zardoya Otis SA	755,548	8,602,718

		1,763,064,081

SWEDEN — 3.12%
Alfa Laval AB	1,308,580	24,328,899
Assa Abloy AB Class B	1,393,422	76,185,987
Atlas Copco AB Class A	2,783,968	82,552,007
Atlas Copco AB Class B	1,673,832	45,870,052
Boliden AB	1,157,590	18,163,323
Electrolux AB Class B	1,025,294	31,766,025
Elekta AB Class Bb	1,570,306	16,856,333
Getinge AB Class B	855,069	21,117,154
Hennes & Mauritz AB Class B	4,012,020	165,380,126
Hexagon AB Class B	1,100,070	34,907,237
Husqvarna AB Class B	1,783,120	12,394,079
ICA Gruppen AB	324,988	12,504,600
Industrivarden AB Class C	601,084	10,724,755
Investment AB Kinnevik Class B	995,096	29,807,952
Investor AB Class B	1,924,044	70,194,015

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  ((Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Lundin Petroleum ABa,b	934,700	$12,135,073
Millicom International Cellular SA SDR	281,848	17,989,319
Nordea Bank AB	12,877,290	163,914,999
Sandvik AB	4,495,188	47,166,477
Securitas AB Class B	1,319,225	16,090,735
Skandinaviska Enskilda Banken AB Class A	6,423,546	77,572,212
Skanska AB Class B	1,574,704	34,930,182
SKF AB Class B	1,659,452	39,217,265
Svenska Cellulosa AB Class B	2,499,244	60,483,732
Svenska Handelsbanken AB Class A	2,115,298	100,440,505
Swedbank AB Class A	3,861,030	93,626,751
Swedish Match AB	857,048	27,920,923
Tele2 AB Class B	1,366,196	15,466,308
Telefonaktiebolaget LM Ericsson Class B	12,885,918	157,170,986
TeliaSonera AB	10,176,726	62,801,451
Volvo AB Class B	6,486,818	75,983,858

		1,655,663,320

SWITZERLAND — 9.28%
ABB Ltd. Registered[a]	9,269,348	178,425,252
Actelion Ltd. Registered[a]	432,838	47,985,953
Adecco SA Registered[a]	714,686	53,520,858
Aryzta AGa	369,568	27,776,346
Baloise Holding AG Registered	204,196	26,632,813
Barry Callebaut AG Registered[a]	8,628	8,599,398
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	3,985	20,772,849
Chocoladefabriken Lindt & Sprugli AG Registered	340	21,391,120
Compagnie Financiere Richemont SA Class A Bearer	2,211,644	184,013,204
Credit Suisse Group AG Registered	6,469,562	136,767,546
EMS-Chemie Holding AG Registered	33,074	12,797,504
Geberit AG Registered	156,742	53,698,254
Givaudan SA Registered[a]	38,826	70,937,999
Holcim Ltd. Registered[a]	964,898	67,591,627
Julius Baer Group Ltd.[a]	946,539	38,682,535

Security	Shares	Value
Kuehne & Nagel International AG Registered	222,896	$30,670,761
Lonza Group AG Registered[a]	225,766	26,795,986
Nestle SA Registered	13,639,430	1,044,397,417
Novartis AG Registered	9,730,946	953,475,118
Pargesa Holding SA Bearer	126,544	9,146,433
Partners Group Holding AG	74,780	20,043,202
Roche Holding AG Genusschein	2,976,660	804,301,588
Schindler Holding AG Participation Certificates	211,386	31,384,520
Schindler Holding AG Registered	57,520	8,377,458
SGS SA Registered	21,570	41,027,662
Sika AG Bearer	8,628	29,558,672
Sonova Holding AG Registered	227,204	29,905,336
Sulzer AG Registered	100,012	10,625,697
Swatch Group AG (The) Bearer	130,858	52,183,903
Swatch Group AG (The) Registered	217,146	15,907,440
Swiss Life Holding AG Registered[a]	136,612	30,528,153
Swiss Prime Site AG Registered	245,898	21,327,820
Swiss Re AGa	1,511,338	136,505,829
Swisscom AG Registered	102,098	59,868,345
Syngenta AG Registered	398,326	129,535,503
Transocean Ltd.[b]	1,557,354	24,510,066
UBS Group AG	15,462,814	258,651,929
Zurich Insurance Group AGa	638,472	211,933,426

		4,930,255,522

UNITED KINGDOM — 20.65%
3i Group PLC	4,122,054	28,434,875
Aberdeen Asset Management PLC	3,896,980	25,618,042
Admiral Group PLC	832,602	18,107,030
Aggreko PLC	1,079,288	25,190,081
Amec Foster Wheeler PLC	1,476,879	17,689,551
Anglo American PLC	5,911,618	98,819,519
Antofagasta PLC	1,705,468	16,649,383
ARM Holdings PLC	5,964,824	93,258,746
Ashtead Group PLC	2,116,736	34,588,904
Associated British Foods PLC	1,505,586	70,166,296

SCHEDULES OF INVESTMENTS	19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
AstraZeneca PLC	5,334,980	$380,038,090
Aviva PLC	12,466,022	98,855,997
Babcock International Group PLC	1,052,315	15,899,554
BAE Systems PLC	13,329,269	101,597,632
Barclays PLC	69,361,930	243,925,126
BG Group PLC	14,400,132	191,814,898
BHP Billiton PLC	8,942,922	193,814,819
BP PLC	77,824,872	496,119,343
British American Tobacco PLC	7,881,678	444,142,901
British Land Co. PLC (The)	3,999,078	49,821,577
BT Group PLC	34,444,749	216,190,498
Bunzl PLC	1,386,996	39,516,980
Burberry Group PLC	1,890,970	49,104,449
Capita PLC	2,768,162	46,480,898
Carnival PLC	774,932	34,881,210
Centrica PLC	21,326,978	94,107,085
Cobham PLC	4,765,532	23,383,081
Coca-Cola HBC AG	826,051	13,287,324
Compass Group PLC	7,059,946	122,044,415
Croda International PLC	580,952	23,183,180
Diageo PLC	10,616,754	314,122,603
Direct Line Insurance Group PLC	6,297,002	29,554,598
Dixons Carphone PLC	4,152,944	27,132,296
easyJet PLC	676,202	18,910,253
Experian PLC	4,186,018	73,746,313
Fresnillo PLC	951,956	12,853,393
Friends Life Group Ltd.	6,045,943	36,176,337
G4S PLC	6,581,726	28,192,301
GKN PLC	7,118,100	39,405,843
GlaxoSmithKline PLC	20,515,946	452,025,430
Glencore PLC[a]	44,921,682	167,927,612
Hammerson PLC	3,223,996	33,338,008
Hargreaves Lansdown PLC	1,006,600	15,284,431
HSBC Holdings PLC	80,884,624	740,546,163
ICAP PLC	2,363,539	16,598,868
IMI PLC	1,140,675	21,860,184
Imperial Tobacco Group PLC	4,047,970	189,928,228
Inmarsat PLC	1,826,260	22,875,462
InterContinental Hotels Group PLC	995,725	39,809,678
Intertek Group PLC	675,971	23,279,483
Intu Properties PLC	3,684,156	20,196,313
Investec PLC	2,343,575	19,710,974

Security	Shares	Value
ITV PLC	16,227,282	$53,617,884
J Sainsbury PLC[b]	5,316,286	20,392,498
Johnson Matthey PLC	874,304	42,820,770
Kingfisher PLC	10,051,620	51,750,921
Land Securities Group PLC	3,290,144	62,954,321
Legal & General Group PLC	25,120,752	101,075,653
Lloyds Banking Group PLC[a]	241,044,750	266,993,635
London Stock Exchange Group PLC	935,556	33,230,903
Marks & Spencer Group PLC	6,939,788	50,488,393
Meggitt PLC	3,370,728	27,286,867
Melrose Industries PLC	4,526,301	18,014,844
Merlin Entertainments PLC[d]	2,135,430	12,941,067
National Grid PLC	15,930,164	223,823,275
Next PLC	652,852	70,940,539
Old Mutual PLC	20,866,818	65,249,646
Pearson PLC	3,478,522	70,581,569
Persimmon PLC[a]	1,315,780	31,460,640
Petrofac Ltd.	1,108,187	11,750,571
Prudential PLC	10,851,148	264,017,010
Randgold Resources Ltd.	373,880	31,923,016
Reckitt Benckiser Group PLC	2,745,142	232,120,991
Reed Elsevier PLC	4,851,812	84,237,022
Rexam PLC	2,951,836	18,841,799
Rio Tinto PLC	5,380,996	236,390,351
Rolls-Royce Holdings PLC[a]	7,955,072	106,513,994
Royal Bank of Scotland Group PLC[a]	10,636,886	57,895,379
Royal Dutch Shell PLC Class A	16,662,106	505,001,027
Royal Dutch Shell PLC Class B	10,301,832	325,615,148
Royal Mail PLC	2,740,828	17,906,563
RSA Insurance Group PLC[a]	4,284,326	29,232,533
SABMiller PLC	4,082,482	222,296,894
Sage Group PLC (The)	4,660,558	33,612,536
Schroders PLC	520,556	22,657,242
SEGRO PLC	3,084,510	19,104,956
Severn Trent PLC	1,021,638	33,020,262
Shire PLC	2,489,178	181,466,696
Sky PLC	4,387,338	61,149,129
Smith & Nephew PLC	3,776,188	67,547,079
Smiths Group PLC	1,661,579	28,124,585
Sports Direct International PLC[a]	1,144,648	12,231,735

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  ((Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
SSE PLC	4,134,250	$99,906,555
Standard Chartered PLC	10,441,318	139,207,537
Standard Life PLC	10,137,900	61,361,258
Tate & Lyle PLC	1,993,258	20,297,120
Tesco PLC	34,373,952	116,030,022
Travis Perkins PLC	1,037,435	29,947,149
TUI AGa	1,053,506	18,623,216
TUI AG New[a]	840,772	14,496,439
Tullow Oil PLC	3,888,352	21,315,702
Unilever PLC	5,422,698	238,629,563
United Utilities Group PLC	2,911,950	44,915,430
Vodafone Group PLC	111,928,168	394,206,199
Weir Group PLC (The)	893,391	22,541,980
Whitbread PLC	759,276	57,074,874
William Hill PLC	3,694,954	20,926,990
Wm Morrison Supermarkets PLC	9,006,194	24,334,009
Wolseley PLC	1,110,458	64,410,343
WPP PLC	5,586,630	123,005,657

		10,967,716,241

TOTAL COMMON STOCKS
(Cost: $50,098,497,424)		52,589,830,010

PREFERRED STOCKS — 0.62%

GERMANY—0.62%
Bayerische Motoren Werke AG	231,518	19,633,432
Fuchs Petrolub SE	303,422	12,497,478
Henkel AG & Co. KGaA	743,446	85,236,499
Porsche Automobil Holding SE	652,852	54,855,508
Volkswagen AG	694,554	155,421,536

		327,644,453

TOTAL PREFERRED STOCKS
(Cost: $229,878,314)		327,644,453

Security	Shares	Value
RIGHTS—0.02%

SPAIN—0.02%
ACS Actividades de Construccion y Servicios SAa	752,324	$382,032
Banco Santander SAa	52,720,232	8,031,442

		8,413,474

TOTAL RIGHTS
(Cost: $9,456,866)		8,413,474

SHORT-TERM INVESTMENTS — 0.65%

MONEY MARKET FUNDS — 0.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[e,f,g]	325,945,930	325,945,930
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,f,g]	19,607,252	19,607,252
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	2,295,165	2,295,165

		347,848,347

TOTAL SHORT-TERM INVESTMENTS
(Cost: $347,848,347)		347,848,347

TOTAL INVESTMENTS IN SECURITIES — 100.32%
(Cost: $50,685,680,951)		53,273,736,284
Other Assets, Less Liabilities — (0.32)%		(168,244,746)

NET ASSETS — 100.00%		$53,105,491,538

FDR — Fiduciary Depositary Receipts

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2015

Open futures contracts as of January 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	225	Mar. 2015	Sydney Futures	$24,276,561	$1,212,845
Euro STOXX 50	1,563	Mar. 2015	NYSE LIFFE – London	59,068,588	3,939,822
FTSE 100 Index	508	Mar. 2015	Eurex	51,164,469	2,841,087
TOPIX Index	325	Mar. 2015	Tokyo Stock	39,136,126	(798,283)

				Net unrealized appreciation	$7,195,471

See notes to financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2015

	iShares Currency Hedged MSCI EAFE ETF	iShares MSCI EAFE ETF

ASSETS
Investments, at cost:
Unaffiliated	$—	$50,337,832,604
Affiliated (Note 2)	276,968,005	347,848,347

Total cost of investments	$276,968,005	$50,685,680,951

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$52,925,887,937
Affiliated (Note 2)	274,914,894	347,848,347

Total fair value of investments	274,914,894	53,273,736,284
Foreign currency, at value[b]	—	134,707,595
Foreign currency pledged to broker, at value[b]	—	564,458
Receivables:
Due from custodian (Note 4)	—	36,869
Dividends and interest	—	54,038,577
Capital shares sold	1,487,125	—
Futures variation margin	—	7,993,754
Unrealized appreciation on forward currency contracts (Note 1)	3,981,644	—

Total Assets	280,383,663	53,471,077,537

LIABILITIES
Payables:
Investment securities purchased	4,984,805	36,869
Collateral for securities on loan (Note 1)	—	345,553,182
Capital shares redeemed	—	4,388,647
Futures variation margin	—	798,283
Unrealized depreciation on forward currency contracts (Note 1)	2,158,808	—
Investment advisory fees (Note 2)	5,563	14,809,018

Total Liabilities	7,149,176	365,585,999

NET ASSETS	$273,234,487	$53,105,491,538

Net assets consist of:
Paid-in capital	$272,731,057	$56,925,283,116
Distributions in excess of net investment income	(6,230)	(95,534,417)
Undistributed net realized gain (accumulated net realized loss)	739,935	(6,314,637,503)
Net unrealized appreciation (depreciation)	(230,275)	2,590,380,342

NET ASSETS	$273,234,487	$53,105,491,538

Shares outstanding[c]	10,600,000	862,800,000

Net asset value per share	$25.78	$61.55

[a]	Securities on loan with values of $ — and $325,327,315, respectively. See Note 1.
[b]	Cost of foreign currency including currency broker, if any: $ — and $136,309,806, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2015

	iShares Currency Hedged MSCI EAFE ETF	iShares MSCI EAFE ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$—	$547,270,256
Dividends — affiliated (Note 2)	402,980	—
Interest — affiliated (Note 2)	2	737
Securities lending income — affiliated (Note 2)	—	3,005,820

Total investment income	402,982	550,276,813

EXPENSES
Investment advisory fees (Note 2)	52,021	89,012,541

Total expenses	52,021	89,012,541
Less investment advisory fees waived (Note 2)	(43,449)	—

Net expenses	8,572	89,012,541

Net investment income	394,410	461,264,272

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(359,947,695)
In-kind redemptions — unaffiliated	—	402,668,843
Futures contracts	—	(7,193,605)
Foreign currency transactions	952,928	(39,995,219)

Net realized gain (loss)	952,928	(4,467,676)

Net change in unrealized appreciation/depreciation on:
Investments	(2,162,354)	(4,446,877,568)
Forward currency contracts	1,787,911	—
Futures contracts	—	7,824,607
Translation of assets and liabilities in foreign currencies	—	(2,569,374)

Net change in unrealized appreciation/depreciation	(374,443)	(4,441,622,335)

Net realized and unrealized gain (loss)	578,485	(4,446,090,011)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$972,895	$(3,984,825,739)

[a]	Net of foreign withholding tax of $ — and $28,803,280, respectively.

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Currency Hedged MSCI EAFE ETF		iShares MSCI EAFE ETF
	Six months ended January 31, 2015 (Unaudited)	Period from January 31, 2014[a] to July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$394,410	$61,019	$461,264,272	$1,779,549,629
Net realized gain (loss)	952,928	(41,666)	(4,467,676)	256,828,368
Net change in unrealized appreciation/depreciation	(374,443)	144,168	(4,441,622,335)	4,598,700,178

Net increase (decrease) in net assets resulting from operations	972,895	163,521	(3,984,825,739)	6,635,078,175

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(400,640)	(61,019)	(502,786,656)	(1,783,006,729)
From net realized gain	(171,327)	—	—	—
Return of capital	—	(125)	—	—

Total distributions to shareholders	(571,967)	(61,144)	(502,786,656)	(1,783,006,729)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	270,356,346	2,374,836	3,624,677,268	10,330,345,313
Cost of shares redeemed	—	—	(1,133,781,029)	(2,139,046,440)

Net increase in net assets from capital share transactions	270,356,346	2,374,836	2,490,896,239	8,191,298,873

INCREASE (DECREASE) IN NET ASSETS	270,757,274	2,477,213	(1,996,716,156)	13,043,370,319

NET ASSETS
Beginning of period	2,477,213	—	55,102,207,694	42,058,837,375

End of period	$273,234,487	$2,477,213	$53,105,491,538	$55,102,207,694

Distributions in excess of net investment income included in net assets at end of period	$(6,230)	$—	$(95,534,417)	$(54,012,033)

SHARES ISSUED AND REDEEMED
Shares sold	10,500,000	100,000	57,000,000	157,800,000
Shares redeemed	—	—	(18,000,000)	(33,000,000)

Net increase in shares outstanding	10,500,000	100,000	39,000,000	124,800,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI EAFE ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Period from Jan. 31, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$24.77	$23.74

Income from investment operations:
Net investment income[b]	0.38	0.62
Net realized and unrealized gain[c]	0.87	1.02

Total from investment operations	1.25	1.64

Less distributions from:
Net investment income	(0.17)	(0.61)
Net realized gain	(0.07)	—
Return of capital	—	(0.00)[d]

Total distributions	(0.24)	(0.61)

Net asset value, end of period	$25.78	$24.77

Total return	5.02%[e]	6.86%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$273,234	$2,477
Ratio of expenses to average net assets[f,g]	0.06%	0.06%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.39%	0.39%
Ratio of net investment income to average net assets[g]	2.96%	4.94%
Portfolio turnover rate[h,i]	0%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 27 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$66.89	$60.17	$50.29	$58.87	$51.76	$50.11

Income from investment operations:
Net investment income[a]	0.55	2.29	1.68	1.70	1.66	1.33
Net realized and unrealized gain (loss)[b]	(5.30)	6.66	9.96	(8.56)	7.13	1.67

Total from investment operations	(4.75)	8.95	11.64	(6.86)	8.79	3.00

Less distributions from:
Net investment income	(0.59)	(2.23)	(1.76)	(1.72)	(1.68)	(1.35)

Total distributions	(0.59)	(2.23)	(1.76)	(1.72)	(1.68)	(1.35)

Net asset value, end of period	$61.55	$66.89	$60.17	$50.29	$58.87	$51.76

Total return	(7.09)%[c]	14.89%	23.39%	(11.54)%	17.04%	6.05%

Ratios/Supplemental data:
Net assets, end of period (000s)	$53,105,492	$55,102,208	$42,058,837	$34,426,719	$38,957,382	$33,386,001
Ratio of expenses to average net assets[d]	0.33%	0.33%	0.34%	0.34%	0.34%	0.35%
Ratio of net investment income to average net assets[d]	1.72%	3.47%	2.95%	3.32%	2.86%	2.50%
Portfolio turnover rate[e]	2%	5%	3%	5%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Notes to Financial Statements  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI EAFE	Non-diversified
MSCI EAFE	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently the iShares Currency Hedged MSCI EAFE ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI EAFE ETF. The financial statements and schedule of investments for the iShares MSCI EAFE ETF are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI EAFE ETF.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

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iSHARES® TRUST

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

	Investments
iShares ETF and Investment Type	Level 1	Level 2	Level 3	Total

Currency Hedged MSCI EAFE
Assets:
Exchange-Traded Funds	$272,078,817	$—	$—	$272,078,817
Money Market Funds	2,836,077	—	—	2,836,077
Forward Currency Contracts[a]	—	3,981,644	—	3,981,644

	$274,914,894	$3,981,644	$—	$278,896,538

Liabilities:
Forward Currency Contracts[a]	$—	$(2,158,808)	$—	$(2,158,808)

MSCI EAFE
Assets:
Common Stocks	$52,589,693,381	$136,558	$71	$52,589,830,010
Preferred Stocks	327,644,453	—	—	327,644,453
Rights	382,032	8,031,442	—	8,413,474
Money Market Funds	347,848,347	—	—	347,848,347
Futures Contracts[a]	7,993,754	—	—	7,993,754

	$53,273,561,967	$8,168,000	$71	$53,281,730,038

Liabilities:
Futures Contracts[a]	$(798,283)	$—	$—	$(798,283)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

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FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. The iShares Currency Hedged MSCI EAFE ETF has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2015, any securities on loan were collateralized by

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of January 31, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of January 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received[a]	Net Amount
MSCI EAFE	$325,327,315	$325,327,315	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Currency Hedged MSCI EAFE ETF, BFA is entitled to an annual investment advisory fee of 0.39% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of

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fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2020 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

For its investment advisory services to the iShares MSCI EAFE ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.350%	First $30 billion
0.320	Over $30 billion, up to and including $60 billion
0.280	Over $60 billion, up to and including $90 billion
0.252	Over $90 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares MSCI EAFE ETF retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, the iShares MSCI EAFE ETF, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015 the iShares MSCI EAFE ETF retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, the iShares MSCI EAFE ETF retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2015, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $1,000,771.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

Cross trades for the period ended January 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended January 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Number of Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI EAFE
iShares MSCI EAFE ETF	37,156	4,407,850	—	4,445,006	$272,078,817	$402,980	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2015 were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI EAFE	$6,552,268	$—
MSCI EAFE	980,220,339	875,078,112

In-kind transactions (see Note 4) for the six months ended January 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI EAFE	$265,214,686	$—
MSCI EAFE	3,449,481,871	1,104,344,827

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units

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iSHARES® TRUST

solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI EAFE ETF as of January 31, 2015 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin/Net assets consist of — net unrealized appreciation[a]	$7,993,754

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments.

Liabilities
Equity contracts:
Variation margin/Net assets consist of — net unrealized depreciation[b]	$798,283

[b]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI EAFE ETF during the six months ended January 31, 2015 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation
Equity contracts:
Futures contracts	$(7,193,605)	$7,824,607

The following table shows the average quarter-end balances of open futures contracts held by the iShares MSCI EAFE ETF for the six months ended January 31, 2015:

Average value of contracts purchased	$221,381,098

6.	FORWARD CURRENCY CONTRACTS

The iShares Currency Hedged MSCI EAFE ETF may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of the Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held by the iShares Currency Hedged MSCI EAFE ETF as of January 31, 2015 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of — net unrealized appreciation	$3,981,644

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of — net unrealized depreciation	$2,158,808

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The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Currency Hedged MSCI EAFE ETF during the six months ended January 31, 2015 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$952,928	$1,787,911

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended January 31, 2015:

iShares Currency Hedged MSCI EAFE ETF
Average amounts purchased in U.S. dollars	$71,872,195
Average amounts sold in U.S. dollars	$165,068,658

The iShares Currency Hedged MSCI EAFE ETF’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. In order to better define its contractual rights and to secure rights that will help the Fund to mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Fund generally do not require collateral. To the extent amounts due to the Fund from the counterparty are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

The following table presents the exposure of the open forward currency contracts held by the iShares Currency Hedged MSCI EAFE ETF that are subject to potential offset on the statement of assets and liabilities as of January 31, 2015:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$3,981,644	$(2,158,808)	$1,822,836

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$2,158,808	$(2,158,808)	$—

7.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets indirectly in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of

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securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring[a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Currency Hedged MSCI EAFE	$6,428	$—	$—	$—	$6,428
MSCI EAFE	1,461,846,177	587,985,426	1,597,347,728	896,354,758	4,543,534,089

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI EAFE	$276,968,916	$—	$(2,054,022)	$(2,054,022)
MSCI EAFE	52,408,762,910	9,248,518,174	(8,383,544,800)	864,973,374

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

9.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund (the “Plaintiffs”) against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell Mid-Cap ETF; iShares MSCI EAFE ETF; iShares MSCI Emerging Markets ETF; iShares Russell 2000 Growth ETF; iShares Russell 2000 Value ETF; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares U.S. Real Estate ETF. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under Section 47(b) of the 1940 Act. Plaintiffs seek injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. The Court dismissed the complaint with prejudice on October 24, 2013. The Plaintiffs filed a notice of appeal on November 8, 2013. On February 13, 2014, the Plaintiffs filed an appeal brief with the United States Court of Appeals for the Sixth Circuit (the “Sixth Circuit”). Oral argument of the Plaintiff’s appeal was heard by the Sixth Circuit on July 30, 2014. On September 30, 2014, the Sixth Circuit affirmed the dismissal of the lawsuit. On December 29, 2014, the Plaintiffs filed a petition for a writ of certiorari asking the U.S. Supreme Court to hear their appeal of the Sixth Circuit’s ruling.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI EAFE	$0.170485	$0.072905	$—	$0.243390	70%	30%	—%	100%
MSCI EAFE	0.570352	—	0.014828	0.585180	97	—	3	100

SUPPLEMENTAL INFORMATION	41

Notes:

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-73-0115

JANUARY 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI EAFE Growth ETF | EFG | NYSE Arca
➢	iShares MSCI EAFE Value ETF | EFV | NYSE Arca
➢	iShares MSCI EAFE Small-Cap ETF | SCZ | NYSE Arca

Fund Performance Overview

iSHARES® MSCI EAFE GROWTH ETF

Performance as of January 31, 2015

The iShares MSCI EAFE Growth ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit growth characteristics, as represented by the MSCI EAFE Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -4.56%, net of fees, while the total return for the Index was -4.38%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.05%	1.09%	1.29%	1.05%	1.09%	1.29%
5 Years	7.09%	7.20%	7.37%	40.84%	41.59%	42.71%
Since Inception	4.91%	4.85%	5.11%	57.66%	56.82%	60.60%

The inception date of the Fund was 8/1/05. The first day of secondary market trading was 8/5/05.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$954.40	$1.97	$1,000.00	$1,023.20	$2.04	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*
Consumer Staples	17.92%
Health Care	17.16
Consumer Discretionary	15.93
Industrials	15.59
Financials	13.27
Materials	7.92
Information Technology	7.31
Telecommunication Services	2.40
Energy	1.58
Utilities	0.92

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*
Japan	21.41%
United Kingdom	17.30
Switzerland	14.35
Germany	9.04
France	8.23
Australia	7.22
Sweden	3.50
Netherlands	3.39
Hong Kong	3.11
Denmark	2.71

TOTAL	90.26%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EAFE VALUE ETF

Performance as of January 31, 2015

The iShares MSCI EAFE Value ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics, as represented by the MSCI EAFE Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -9.71%, net of fees, while the total return for the Index was -9.52%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.44)%	(2.17)%	(2.17)%	(2.44)%	(2.17)%	(2.17)%
5 Years	5.17%	5.34%	5.35%	28.67%	29.73%	29.75%
Since Inception	3.58%	3.54%	3.74%	39.72%	39.17%	41.77%

The inception date of the Fund was 8/1/05. The first day of secondary market trading was 8/5/05.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$902.90	$1.92	$1,000.00	$1,023.20	$2.04	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*
Financials	37.81%
Industrials	9.45
Energy	9.31
Consumer Discretionary	9.25
Telecommunication Services	7.99
Materials	7.01
Utilities	6.90
Health Care	5.24
Consumer Staples	4.94
Information Technology	2.10

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*
United Kingdom	24.31%
Japan	21.79
France	11.31
Germany	9.49
Australia	7.43
Spain	4.34
Switzerland	4.06
Hong Kong	3.44
Italy	2.95
Sweden	2.74

TOTAL	91.86%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE SMALL-CAP ETF

Performance as of January 31, 2015

The iShares MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -7.33%, net of fees, while the total return for the Index was -7.58%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.19)%	(3.03)%	(3.31)%	(3.19)%	(3.03)%	(3.31)%
5 Years	9.14%	9.17%	8.89%	54.86%	55.08%	53.06%
Since Inception	1.67%	1.61%	1.79%	12.53%	12.11%	13.52%

The inception date of the Fund was 12/10/07. The first day of secondary market trading was 12/12/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$926.70	$1.94	$1,000.00	$1,023.20	$2.04	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*
Financials	22.91%
Industrials	21.78
Consumer Discretionary	18.07
Information Technology	9.33
Materials	8.91
Health Care	7.33
Consumer Staples	5.98
Energy	2.56
Utilities	1.72
Telecommunication Services	1.41

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*
Japan	30.01%
United Kingdom	22.07
Australia	6.24
Germany	5.70
Switzerland	4.36
Sweden	4.04
France	3.88
Italy	3.60
Hong Kong	2.74
Spain	2.32

TOTAL	84.96%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2014 and held through January 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.20%

AUSTRALIA — 7.21%
Alumina Ltd.[a]	680,000	$1,027,327
Amcor Ltd.	325,824	3,242,739
AMP Ltd.	789,376	3,546,973
APA Group	298,716	1,888,916
Asciano Ltd.	263,360	1,236,702
Aurizon Holdings Ltd.	574,080	2,212,971
BHP Billiton Ltd.	858,816	19,569,177
Boral Ltd.	208,704	910,158
Brambles Ltd.	418,432	3,454,052
Caltex Australia Ltd.	36,352	946,091
Cochlear Ltd.	15,296	988,676
Commonwealth Bank of Australia	281,856	19,607,522
Computershare Ltd.	125,888	1,140,150
Crown Resorts Ltd.	95,744	1,014,770
CSL Ltd.	127,232	8,714,256
Flight Centre Travel Group Ltd.	15,104	444,730
Goodman Group	467,520	2,231,818
Harvey Norman Holdings Ltd.	50,112	154,148
Healthscope Ltd.[a]	299,712	630,182
Iluka Resources Ltd.	111,808	615,588
James Hardie Industries SE	118,784	1,204,390
Macquarie Group Ltd.	77,248	3,738,751
Medibank Pvt Ltd.[a]	483,264	895,694
Newcrest Mining Ltd.[a]	206,080	2,176,174
Origin Energy Ltd.	296,512	2,466,105
Qantas Airways Ltd.[a]	151,936	308,816
Ramsay Health Care Ltd.	35,328	1,635,570
REA Group Ltd.	14,080	543,306
Santos Ltd.	264,256	1,621,620
Seek Ltd.	86,848	1,207,247
Sonic Healthcare Ltd.	101,376	1,487,353
Suncorp Group Ltd.	223,104	2,557,486
Sydney Airport	288,128	1,119,655
Telstra Corp. Ltd.	1,164,864	5,896,397
TPG Telecom Ltd.	75,008	391,364
Transurban Group	483,648	3,468,863
Treasury Wine Estates Ltd.	174,208	667,469
Wesfarmers Ltd.	304,021	10,320,211
Woolworths Ltd.	336,448	8,326,643

		123,610,060

Security	Shares	Value

AUSTRIA — 0.17%
Andritz AG	19,520	$1,057,313
Erste Group Bank AG	74,816	1,623,093
Vienna Insurance Group AG	4,736	201,027

		2,881,433
BELGIUM — 2.17%
Anheuser-Busch InBev NV	215,040	26,231,759
Colruyt SA	11,584	534,186
KBC Groep NVa	66,880	3,601,087
Solvay SA	15,744	2,151,502
Telenet Group Holding NVa	14,144	785,351
UCB SA	33,984	2,644,948
Umicore SA	29,120	1,218,631

		37,167,464
DENMARK — 2.71%
A.P. Moeller-Maersk A/S Class A	512	1,005,078
A.P. Moeller-Maersk A/S Class B	1,024	2,076,903
Carlsberg A/S Class B	28,864	2,122,063
Coloplast A/S Class B	29,696	2,343,035
Danske Bank A/S	175,232	4,544,892
DSV A/S	47,808	1,505,935
ISS A/Sa	25,088	740,824
Novo Nordisk A/S Class B	537,792	24,089,729
Novozymes A/S Class B	64,512	2,942,543
Pandora A/S	31,040	2,224,167
Vestas Wind Systems A/Sa	60,288	2,362,390
William Demant Holding A/Sa	5,824	441,331

		46,398,890
FINLAND — 0.82%
Kone OYJ Class B	84,288	3,799,837
Metso OYJ	10,816	328,567
Neste Oil OYJ	23,040	636,988
Nokia OYJ	1,004,032	7,755,387
Orion OYJ Class B	13,312	438,791
Wartsila OYJ Abp	25,536	1,185,206

		14,144,776
FRANCE — 8.21%
Accor SA	46,272	2,314,459
Aeroports de Paris	7,936	952,853
Airbus Group NV	157,632	8,395,931
Alcatel-Lucent[a]	752,832	2,628,457
ALSTOM[a]	29,184	959,000
Atos SA	21,504	1,591,377

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2015

Security	Shares	Value

Bollore[b]	147,200	$634,366
Bureau Veritas SA	59,392	1,261,669
Cap Gemini SA	19,520	1,422,306
Carrefour SA	166,656	5,236,615
Casino Guichard-Perrachon SA	15,424	1,404,949
Christian Dior SA	14,656	2,538,670
Cie de Saint-Gobain	61,248	2,621,544
Danone SA	155,584	10,458,635
Dassault Systemes	34,560	2,141,839
Edenred SA	54,912	1,581,359
Essilor International SA	54,784	6,124,609
Eurazeo	10,368	729,598
Groupe Eurotunnel SE	126,208	1,695,504
Hermes International	7,068	2,396,355
Iliad SA	7,040	1,635,332
JCDecaux SA	17,600	635,245
Kering	7,168	1,451,119
L’Air Liquide SA	92,017	11,629,701
L’Oreal SA	67,200	12,061,058
Lafarge SA	49,920	3,425,564
Legrand SA	71,168	3,830,766
LVMH Moet Hennessy Louis Vuitton SA	74,752	12,104,788
Natixis SA	127,936	815,976
Numericable-SFR[a]	26,251	1,368,580
Pernod Ricard SA	57,088	6,867,276
Peugeot SAa	52,992	768,714
Publicis Groupe SA	49,856	3,737,353
Remy Cointreau SA	6,400	473,696
Renault SA	25,792	1,985,252
Safran SA	72,704	4,856,117
SES SA Class A FDR	52,480	1,912,545
Societe BIC SA	7,616	1,082,879
Societe Generale	97,024	3,923,458
Sodexo SA	24,960	2,482,280
Technip SA	17,536	1,031,971
Thales SA	12,224	645,567
Valeo SA	20,480	2,903,855
Wendel	3,008	337,571
Zodiac Aerospace	50,176	1,668,625

		140,725,383
GERMANY — 8.45%
adidas AGb	55,936	3,862,374

Security	Shares	Value

Bayer AG Registered	221,504	$32,006,901
Bayerische Motoren Werke AG	31,040	3,621,802
Beiersdorf AG	26,688	2,343,031
Brenntag AG	41,664	2,271,801
Celesio AG	9,536	282,474
Commerzbank AGa	259,200	3,120,915
Continental AG	29,440	6,667,571
Daimler AG Registered	129,024	11,717,661
Deutsche Boerse AG	25,536	1,960,360
Deutsche Lufthansa AG Registered	41,216	700,211
Deutsche Post AG Registered	258,496	8,392,206
Deutsche Wohnen AG Bearer	76,800	1,996,761
Fraport AG Frankfurt Airport Services Worldwide	9,600	587,372
Fresenius Medical Care AG & Co. KGaA	58,560	4,337,626
Fresenius SE & Co. KGaA	101,952	5,839,825
GEA Group AG	49,280	2,238,026
HeidelbergCement AG	24,832	1,828,695
Henkel AG & Co. KGaA	30,976	3,172,155
HUGO BOSS AG	11,328	1,462,385
Infineon Technologies AG	305,344	3,437,731
Kabel Deutschland Holding AGa	6,016	818,045
Lanxess AG	24,704	1,186,177
Linde AG	49,792	9,546,307
MAN SE	9,920	1,056,959
Merck KGaA	34,816	3,485,250
METRO AGa,b	42,688	1,315,558
Osram Licht AGa	8,576	395,620
QIAGEN NVa	62,720	1,439,238
RTL Group SAb	3,648	345,464
SAP SE	247,104	16,133,949
Symrise AG	32,960	2,161,699
ThyssenKrupp AGa	120,256	3,133,381
United Internet AG Registered	32,896	1,428,064
Volkswagen AG	2,560	569,533

		144,863,127
HONG KONG — 3.10%
AIA Group Ltd.	3,264,000	19,049,314
ASM Pacific Technology Ltd.	64,000	580,704
Cathay Pacific Airways Ltd.	320,000	747,032
Galaxy Entertainment Group Ltd.	640,000	3,376,089

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2015

Security	Shares	Value

Henderson Land Development Co. Ltd.	128,000	$914,598
Hong Kong & China Gas Co. Ltd.	1,689,131	3,877,876
Hong Kong Exchanges and Clearing Ltd.	273,700	6,304,736
Hutchison Whampoa Ltd.	576,000	7,644,489
Li & Fung Ltd.	1,920,400	1,904,709
MGM China Holdings Ltd.	256,000	624,700
MTR Corp. Ltd.	384,000	1,706,205
Sands China Ltd.	640,000	3,140,836
Shangri-La Asia Ltd.	256,666	334,349
SJM Holdings Ltd.	192,000	283,294
Techtronic Industries Co. Ltd.	416,000	1,362,818
WH Group Ltd.[a,c]	992,000	562,957
Wynn Macau Ltd.[b]	281,600	786,323

		53,201,029
IRELAND — 0.34%
Bank of Ireland[a]	7,399,680	2,237,846
Kerry Group PLC Class A	42,624	3,088,922
Ryanair Holdings PLC SP ADR[a]	7,296	481,390

		5,808,158
ISRAEL — 0.53%
Bank Leumi le-Israel BMa	172,544	577,059
Delek Group Ltd. (The)	384	94,094
Israel Chemicals Ltd.	119,488	860,714
Mizrahi Tefahot Bank Ltd.[a]	18,496	202,488
NICE-Systems Ltd.	15,488	761,786
Teva Pharmaceutical Industries Ltd.	114,944	6,555,346

		9,051,487
ITALY — 1.39%
Banca Monte dei Paschi di Siena SpA[a,b]	1,107,360	499,840
CNH Industrial NV	89,536	680,484
Finmeccanica SpA[a]	108,480	1,186,195
Intesa Sanpaolo SpA	3,128,384	9,171,528
Intesa Sanpaolo SpA RNC	80,384	205,366
Luxottica Group SpA	45,440	2,704,850
Pirelli & C. SpA	64,320	913,081
Prysmian SpA	54,912	1,016,234
Saipem SpA[a]	71,616	648,945
Tenaris SA	126,912	1,787,309

Security	Shares	Value

UniCredit SpA	592,192	$3,498,337
Unione di Banche Italiane SpA	231,360	1,595,188

		23,907,357
JAPAN — 21.36%
ABC-MART Inc.	6,400	320,913
Acom Co. Ltd.[a,b]	115,200	316,772
Advantest Corp.	44,800	576,662
AEON Financial Service Co. Ltd.	12,800	232,648
Aeon Mall Co. Ltd.	30,710	513,206
Ajinomoto Co. Inc.	143,000	2,968,591
Amada Co. Ltd.	96,000	882,646
ANA Holdings Inc.	320,000	888,639
Asahi Group Holdings Ltd.	102,400	3,390,232
Asahi Kasei Corp.	128,000	1,277,112
ASICS Corp.	44,800	1,109,845
Astellas Pharma Inc.	576,000	8,971,115
Bandai Namco Holdings Inc.	44,800	914,955
Benesse Holdings Inc.	12,800	384,114
Bridgestone Corp.	115,200	4,646,640
Brother Industries Ltd.	64,000	1,108,211
Calbee Inc.	19,200	755,970
Casio Computer Co. Ltd.[b]	51,200	810,291
Chiyoda Corp.	21,000	163,402
Chubu Electric Power Co. Inc.[a]	89,600	1,191,463
Chugai Pharmaceutical Co. Ltd.	57,600	1,728,515
COLOPL Inc.[b]	12,800	294,978
Dai-ichi Life Insurance Co. Ltd. (The)	288,000	3,908,160
Daicel Corp.	64,000	803,644
Daikin Industries Ltd.	64,000	4,508,577
Daito Trust Construction Co. Ltd.	19,200	2,153,493
Denso Corp.	128,000	5,721,943
Dentsu Inc.	57,600	2,388,047
Don Quijote Holdings Co. Ltd.	12,800	939,310
East Japan Railway Co.	44,800	3,482,093
FANUC Corp.	51,200	8,669,544
Fast Retailing Co. Ltd.	14,000	5,246,499
Fuji Electric Co. Ltd.	128,000	553,561
Fuji Heavy Industries Ltd.	160,000	5,852,296
Fujitsu Ltd.	512,000	2,726,831
GungHo Online Entertainment Inc.[b]	115,200	399,152
Hakuhodo DY Holdings Inc.	64,000	642,915
Hamamatsu Photonics K.K.	19,200	913,702

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2015

Security	Shares	Value

Hankyu Hanshin Holdings Inc.	128,000	$715,924
Hikari Tsushin Inc.	6,400	369,404
Hino Motors Ltd.	70,400	1,009,867
Hirose Electric Co. Ltd.	7,000	847,401
Hitachi High-Technologies Corp.	19,200	603,959
Hitachi Ltd.	832,000	6,355,541
Hitachi Metals Ltd.	64,000	1,054,816
Hoya Corp.	115,200	4,510,321
Hulic Co. Ltd.	64,000	587,886
IHI Corp.	384,000	2,026,816
Isetan Mitsukoshi Holdings Ltd.	57,600	823,803
Isuzu Motors Ltd.	160,000	2,154,174
Japan Exchange Group Inc.	70,400	1,660,736
JGC Corp.	64,000	1,314,979
JTEKT Corp.	57,600	963,065
Kajima Corp.	192,000	766,594
Kakaku.com Inc.	38,400	548,875
Kansai Electric Power Co. Inc. (The)[a]	192,000	1,868,267
Kansai Paint Co. Ltd.	64,000	1,126,736
Kao Corp.	140,800	6,210,231
Kawasaki Heavy Industries Ltd.	384,000	1,860,095
KDDI Corp.	76,800	5,467,828
Keihan Electric Railway Co. Ltd.	128,000	781,305
Keikyu Corp.	128,000	1,004,691
Keio Corp.	128,059	1,050,942
Keisei Electric Railway Co. Ltd.	64,000	830,341
Keyence Corp.	12,887	6,087,768
Kikkoman Corp.	38,000	1,130,635
Kintetsu Corp.	512,000	1,813,238
Koito Manufacturing Co. Ltd.	25,600	842,328
Komatsu Ltd.	249,600	4,955,239
Konami Corp.	19,200	361,068
Konica Minolta Holdings Inc.	121,600	1,351,974
Kubota Corp.	320,000	4,804,154
Kurita Water Industries Ltd.	6,400	137,573
Kyushu Electric Power Co. Inc.[a]	115,200	1,120,960
Lawson Inc.	19,200	1,261,857
LIXIL Group Corp.	25,600	503,653
M3 Inc.	51,200	1,038,253
Mabuchi Motor Co. Ltd.	12,800	530,677
Makita Corp.	32,000	1,435,662
Mazda Motor Corp.	147,200	3,067,058

Security	Shares	Value

McDonald’s Holdings Co. (Japan) Ltd.[b]	12,800	$281,248
MEIJI Holdings Co. Ltd.	12,800	1,417,682
Minebea Co. Ltd.	64,000	1,000,877
Miraca Holdings Inc.	6,400	288,767
Mitsubishi Chemical Holdings Corp.	230,400	1,204,517
Mitsubishi Electric Corp.	512,000	5,999,813
Mitsubishi Estate Co. Ltd.	217,000	4,403,180
Mitsubishi Gas Chemical Co. Inc.	64,000	292,036
Mitsubishi Heavy Industries Ltd.	384,000	2,141,560
Mitsubishi Logistics Corp.	30,000	451,283
Mitsui Chemicals Inc.	192,000	567,182
Mitsui Fudosan Co. Ltd.	162,500	4,150,864
Mixi Inc.[b]	12,800	457,123
Murata Manufacturing Co. Ltd.	52,900	5,773,447
Nabtesco Corp.	32,000	834,972
Nagoya Railroad Co. Ltd.	128,000	505,614
NEC Corp.	413,000	1,174,324
Nexon Co. Ltd.	32,000	317,099
NGK Insulators Ltd.	64,000	1,303,265
NGK Spark Plug Co. Ltd.	48,800	1,462,359
NH Foods Ltd.	64,000	1,591,487
Nidec Corp.	57,600	3,959,157
Nintendo Co. Ltd.	12,800	1,245,511
Nippon Paint Holdings Co. Ltd.	64,000	2,026,817
Nippon Yusen K.K.	192,000	575,354
Nissin Foods Holdings Co. Ltd.	6,400	347,610
Nitori Holdings Co. Ltd.	19,200	1,091,866
Nitto Denko Corp.	38,400	2,316,128
NOK Corp.	25,600	745,345
Nomura Research Institute Ltd.	32,000	1,096,497
NSK Ltd.	128,000	1,522,292
NTT Data Corp.	32,000	1,229,983
NTT Urban Development Corp.	12,800	124,333
Obayashi Corp.	192,000	1,227,532
Odakyu Electric Railway Co. Ltd.	192,000	1,882,978
Olympus Corp.[a]	64,000	2,244,754
Omron Corp.	57,600	2,331,656
Ono Pharmaceutical Co. Ltd.	19,200	2,043,162
Oracle Corp. Japan	12,800	535,036
Oriental Land Co. Ltd.	13,700	3,325,718
Otsuka Corp.	12,800	444,047
Panasonic Corp.	595,200	6,850,640
Park24 Co. Ltd.	25,600	440,233

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2015

Security	Shares	Value

Rakuten Inc.	217,600	$3,041,750
Recruit Holdings Co. Ltd.[a]	38,400	1,124,556
Rinnai Corp.	9,800	661,593
Rohm Co. Ltd.	12,800	833,610
Sanrio Co. Ltd.[b]	12,800	318,951
Santen Pharmaceutical Co. Ltd.	19,200	1,203,014
Secom Co. Ltd.	57,600	3,370,727
Seibu Holdings Inc.[b]	32,000	764,960
Seiko Epson Corp.	32,000	1,314,434
Sekisui Chemical Co. Ltd.	64,000	705,027
Seven & I Holdings Co. Ltd.	134,400	4,962,840
Seven Bank Ltd.	160,000	721,917
Sharp Corp./Japan[a,b]	384,000	758,422
Shikoku Electric Power Co. Inc.[a]	44,800	567,509
Shimadzu Corp.	64,000	671,247
Shimano Inc.	19,200	2,559,673
Shimizu Corp.	128,000	891,363
Shin-Etsu Chemical Co. Ltd.	108,800	7,269,079
Shinsei Bank Ltd.	448,000	819,989
Shionogi & Co. Ltd.	38,400	1,162,150
Shiseido Co. Ltd.	64,000	1,034,112
Showa Shell Sekiyu K.K.	19,200	188,788
SMC Corp.	14,900	4,042,591
SoftBank Corp.	256,000	15,174,971
Sompo Japan Nipponkoa Holdings Inc.	89,600	2,517,175
Sony Corp.	281,600	6,650,137
Sony Financial Holdings Inc.	44,849	629,600
Stanley Electric Co. Ltd.	12,800	288,331
Sumitomo Chemical Co. Ltd.	192,000	764,960
Sumitomo Dainippon Pharma Co. Ltd.	44,800	474,449
Sumitomo Electric Industries Ltd.	134,400	1,750,581
Sumitomo Heavy Industries Ltd.	64,000	350,334
Sumitomo Realty & Development Co. Ltd.	94,000	3,028,903
Suntory Beverage & Food Ltd.	25,600	903,350
Suruga Bank Ltd.	51,200	970,693
Suzuki Motor Corp.	96,000	3,069,646
Sysmex Corp.	38,400	1,732,601
Taiheiyo Cement Corp.	320,000	945,303
Taisei Corp.	192,000	1,122,922
Taiyo Nippon Sanso Corp.	15,000	181,075
TDK Corp.	19,200	1,211,186

Security	Shares	Value

Teijin Ltd.	256,000	$769,319
Terumo Corp.	83,200	2,083,099
THK Co. Ltd.	32,000	787,298
Tobu Railway Co. Ltd.	128,000	618,942
Toho Co. Ltd.	32,000	728,728
Toho Gas Co. Ltd.	128,000	701,758
Tokyo Electron Ltd.	44,800	3,232,663
Tokyo Gas Co. Ltd.	640,000	3,848,227
Tokyu Corp.	128,000	853,224
Toray Industries Inc.	384,000	3,300,115
Toshiba Corp.	1,088,000	4,395,903
TOTO Ltd.	64,000	713,200
Toyo Suisan Kaisha Ltd.	6,400	227,472
Toyota Industries Corp.	19,200	1,044,464
Toyota Motor Corp.	256,000	16,661,303
Trend Micro Inc.	19,200	546,750
Unicharm Corp.	102,400	2,851,055
USS Co. Ltd.	57,600	911,087
Yahoo! Japan Corp.	390,400	1,326,094
Yakult Honsha Co. Ltd.	25,600	1,564,790
Yamaha Motor Co. Ltd.	70,400	1,565,443
Yamato Holdings Co. Ltd.	96,000	2,188,635
Yamato Kogyo Co. Ltd.	12,800	332,899
Yamazaki Baking Co. Ltd.	15,000	222,322
Yaskawa Electric Corp.	64,000	828,706
Yokogawa Electric Corp.	57,600	610,006

		366,206,750
NETHERLANDS — 3.39%
Altice SAa,b	11,712	979,336
ASML Holding NV	96,000	10,105,138
Fiat Chrysler Automobiles NVa,b	234,304	3,093,485
Gemalto NVb	21,184	1,539,966
Heineken Holding NV	26,624	1,747,051
Heineken NV	61,440	4,595,324
ING Groep NV CVA[a]	516,224	6,477,769
Koninklijke KPN NV	433,920	1,345,088
Koninklijke Vopak NV	11,840	662,498
NN Group NVa	21,440	583,559
OCI NVa	22,400	790,800
Randstad Holding NV	34,048	1,802,928
Reed Elsevier NV	186,624	4,578,355

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2015

Security	Shares	Value

TNT Express NV	116,445	$765,287
Unilever NV CVA	436,544	19,010,138

		58,076,722
NEW ZEALAND — 0.15%
Auckland International Airport Ltd.	254,272	821,250
Fletcher Building Ltd.	185,472	1,128,079
Ryman Healthcare Ltd.	101,568	608,174

		2,557,503
NORWAY — 0.12%
Norsk Hydro ASA	361,920	2,129,353

		2,129,353
PORTUGAL — 0.15%
Banco Comercial Portugues SA Registered[a]	9,515,904	676,508
Galp Energia SGPS SA Class B	103,744	1,096,243
Jeronimo Martins SGPS SAb	66,880	721,350

		2,494,101
SINGAPORE — 1.49%
CapitaLand Ltd.	704,000	1,810,598
City Developments Ltd.	128,000	950,706
ComfortDelGro Corp. Ltd.	512,000	1,085,980
DBS Group Holdings Ltd.	320,000	4,680,216
Genting Singapore PLC	1,664,000	1,328,150
Global Logistic Properties Ltd.	832,000	1,555,657
Golden Agri-Resources Ltd.	704,000	218,521
Jardine Cycle & Carriage Ltd.	28,000	875,323
Keppel Corp. Ltd.	128,000	822,999
Noble Group Ltd.	1,152,181	906,860
SembCorp Industries Ltd.	256,000	815,431
SembCorp Marine Ltd.[b]	128,000	283,793
Singapore Airlines Ltd.	128,000	1,196,660
Singapore Exchange Ltd.	215,000	1,234,610
Singapore Press Holdings Ltd.[b]	141,000	430,367
Singapore Technologies Engineering Ltd.	448,000	1,112,468
StarHub Ltd.	128,000	395,418
United Overseas Bank Ltd.	345,000	5,910,206

		25,613,963
SPAIN — 2.38%
Abertis Infraestructuras SAb	52,800	1,034,942
Amadeus IT Holding SA Class A	56,960	2,287,602

Security	Shares	Value

Banco Bilbao Vizcaya Argentaria SA	1,609,347	$13,802,119
Banco de Sabadell SA	916,992	2,322,046
Banco Popular Espanol SA	480,640	2,036,088
Banco Popular Espanol SA New	2,036	8,625
Bankia SAa	1,236,864	1,619,058
Bankinter SA	180,672	1,257,732
CaixaBank SA	612,224	2,669,500
Distribuidora Internacional de Alimentacion SA	165,760	1,075,175
Grifols SA	40,192	1,689,462
Inditex SA	291,904	8,608,848
International Consolidated Airlines Group SAa	275,648	2,255,149
Zardoya Otis SA	16,000	182,177

		40,848,523
SWEDEN — 3.49%
Alfa Laval AB	84,480	1,570,638
Assa Abloy AB Class B	89,536	4,895,422
Atlas Copco AB Class A	179,776	5,330,833
Atlas Copco AB Class B	104,512	2,864,069
Boliden AB	73,536	1,153,827
Electrolux AB Class B	42,112	1,304,729
Elekta AB Class Bb	99,264	1,065,542
Getinge AB Class B	54,016	1,334,003
Hennes & Mauritz AB Class B	254,080	10,473,473
Hexagon AB Class B	69,248	2,197,366
Husqvarna AB Class B	109,184	758,914
ICA Gruppen AB	20,672	795,399
Investor AB Class B	121,920	4,447,951
Lundin Petroleum ABa	56,768	737,011
Millicom International Cellular SA SDR	17,536	1,119,258
SKF AB Class B	106,432	2,515,271
Svenska Cellulosa AB Class B	55,552	1,344,403
Swedish Match AB	35,200	1,146,746
Telefonaktiebolaget LM Ericsson Class B	816,832	9,962,992
Volvo AB Class B	411,904	4,824,870

		59,842,717
SWITZERLAND — 14.31%
ABB Ltd. Registered[a]	589,632	11,349,799
Actelion Ltd. Registered[a]	27,456	3,043,869

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2015

Security	Shares	Value

Aryzta AGa	15,040	$1,130,391
Barry Callebaut AG Registered[a]	576	574,091
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	256	1,334,467
Chocoladefabriken Lindt & Sprugli AG Registered	26	1,635,792
Compagnie Financiere Richemont SA Class A Bearer	139,712	11,624,318
EMS-Chemie Holding AG Registered	2,176	841,972
Geberit AG Registered	10,240	3,508,122
Givaudan SA Registered[a]	2,496	4,560,378
Holcim Ltd. Registered[a]	61,184	4,285,972
Julius Baer Group Ltd.[a]	59,776	2,442,886
Kuehne & Nagel International AG Registered	14,208	1,955,038
Lonza Group AG Registered	14,400	1,709,124
Nestle SA Registered	561,408	42,988,092
Novartis AG Registered	616,256	60,383,108
Partners Group Holding AG	4,736	1,269,385
Roche Holding AG Genusschein	188,416	50,910,513
Schindler Holding AG Participation Certificates	12,160	1,805,398
Schindler Holding AG Registered	5,312	773,662
SGS SA Registered	1,472	2,799,848
Sika AG Bearer	576	1,973,319
Sonova Holding AG Registered	14,272	1,878,527
Swatch Group AG (The) Bearer	8,448	3,368,916
Swatch Group AG (The) Registered	13,056	956,442
Swiss Prime Site AG Registered	7,680	666,120
Swisscom AG Registered	2,176	1,275,965
Syngenta AG Registered	24,768	8,054,547
UBS Group AG	978,236	16,363,298

		245,463,359
UNITED KINGDOM — 17.26%
Aberdeen Asset Management PLC	246,272	1,618,948
Aggreko PLC	69,010	1,610,661
Amec Foster Wheeler PLC	103,872	1,244,143
ARM Holdings PLC	377,920	5,908,698
Ashtead Group PLC	134,976	2,205,600
Associated British Foods PLC	95,808	4,465,034
Babcock International Group PLC	67,630	1,021,830

Security	Shares	Value

BG Group PLC	912,960	$12,160,953
British American Tobacco PLC	498,944	28,116,149
BT Group PLC	1,091,328	6,849,658
Bunzl PLC	90,048	2,565,563
Burberry Group PLC	119,552	3,104,510
Capita PLC	176,576	2,964,932
Carnival PLC	49,536	2,229,713
Cobham PLC	104,832	514,380
Coca-Cola HBC AG	25,252	406,187
Compass Group PLC	448,839	7,759,024
Croda International PLC	36,928	1,473,630
Diageo PLC	672,576	19,899,804
Dixons Carphone PLC	261,888	1,710,984
easyJet PLC	42,816	1,197,366
Experian PLC	265,600	4,679,153
Fresnillo PLC	58,240	786,362
G4S PLC	268,800	1,151,383
GlaxoSmithKline PLC	1,301,440	28,674,475
Glencore PLC[a]	2,840,000	10,616,575
Hargreaves Lansdown PLC	64,256	975,677
IMI PLC	72,679	1,392,839
Inmarsat PLC	114,496	1,434,160
InterContinental Hotels Group PLC	63,053	2,520,897
Intertek Group PLC	42,624	1,467,910
ITV PLC	1,025,152	3,387,288
Johnson Matthey PLC	55,168	2,701,962
London Stock Exchange Group PLC	60,480	2,148,247
Meggitt PLC	215,424	1,743,910
Melrose Industries PLC	148,480	590,956
Merlin Entertainments PLC[c]	135,168	819,141
Next PLC	41,024	4,457,771
Persimmon PLC[a]	54,400	1,300,718
Petrofac Ltd.	35,200	373,240
Prudential PLC	687,104	16,717,784
Randgold Resources Ltd.	23,360	1,994,548
Reckitt Benckiser Group PLC	173,888	14,703,449
Reed Elsevier PLC	305,280	5,300,263
Royal Bank of Scotland Group PLC[a]	677,824	3,689,320
Royal Mail PLC	172,416	1,126,440
RSA Insurance Group PLC[a]	177,024	1,207,859
SABMiller PLC	258,880	14,096,381

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2015

Security	Shares	Value

Sage Group PLC (The)	289,664	$2,089,094
Schroders PLC	33,536	1,459,657
Severn Trent PLC	22,144	715,714
Shire PLC	157,952	11,515,057
Sky PLC	276,352	3,851,694
Smith & Nephew PLC	240,192	4,296,467
Smiths Group PLC	105,408	1,784,180
Sports Direct International PLC[a]	72,256	772,129
Travis Perkins PLC	66,560	1,921,356
TUI AGa	121,600	2,149,568
Tullow Oil PLC	240,192	1,316,718
Unilever PLC	343,360	15,109,793
Weir Group PLC (The)	57,600	1,453,359
Whitbread PLC	48,768	3,665,897
William Hill PLC	119,296	675,653
Wolseley PLC	71,744	4,161,396

		296,024,207

TOTAL COMMON STOCKS
(Cost: $1,356,380,472)		1,701,016,362

PREFERRED STOCKS — 0.57%

GERMANY — 0.57%
Fuchs Petrolub SE	18,816	775,002
Henkel AG & Co. KGaA	47,936	5,495,889
Volkswagen AG	15,616	3,494,419

		9,765,310

TOTAL PREFERRED STOCKS (Cost: $7,090,303)		9,765,310

SHORT-TERM INVESTMENTS — 1.20%

MONEY MARKET FUNDS — 1.20%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.15%[d,e,f]	19,342,759	19,342,759
BlackRock Cash Funds: Prime, SL Agency Shares 0.14%[d,e,f]	1,163,730	1,163,730
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[d,e]	126,661	126,661

		20,633,150

Value

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,633,150)	$20,633,150

TOTAL INVESTMENTS IN SECURITIES — 100.97% (Cost: $1,384,103,925)	1,731,414,822
Other Assets, Less Liabilities — (0.97)%	(16,627,785)

NET ASSETS — 100.00%	$1,714,787,037

FDR — Fiduciary Depositary Receipts

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.01%

AUSTRALIA — 7.41%
AGL Energy Ltd.	284,430	$3,145,299
ALS Ltd.	167,328	638,503
ASX Ltd.	80,514	2,391,389
AusNet Services	760,662	829,312
Australia and New Zealand Banking Group Ltd.	1,155,546	29,696,091
Bank of Queensland Ltd.	146,538	1,427,597
Bendigo & Adelaide Bank Ltd.	185,472	1,932,558
Coca-Cola Amatil Ltd.	240,660	1,817,916
Commonwealth Bank of Australia	237,006	16,487,499
Dexus Property Group	380,394	2,283,948
Federation Centres	604,296	1,425,905
Fortescue Metals Group Ltd.	656,208	1,206,012
GPT Group (The)	690,354	2,430,012
Harvey Norman Holdings Ltd.	136,332	419,366
Incitec Pivot Ltd.	700,308	1,968,767
Insurance Australia Group Ltd.	979,902	4,883,832
Leighton Holdings Ltd.	43,062	691,817
Lend Lease Group	233,100	3,027,864
Medibank Pvt Ltd.[a]	408,240	756,642
Metcash Ltd.[b]	382,662	435,077
Mirvac Group	1,558,242	2,342,018
National Australia Bank Ltd.	991,998	27,524,835
Novion Property Group	889,308	1,606,713
Orica Ltd.	156,114	2,205,349
QBE Insurance Group Ltd.	561,708	4,641,134
Rio Tinto Ltd.	181,314	8,127,374
Scentre Group[a]	2,200,716	6,512,470
Stockland	983,808	3,355,696
Suncorp Group Ltd.	186,606	2,139,102
Tabcorp Holdings Ltd.	329,994	1,174,412
Tatts Group Ltd.	598,248	1,798,319
Toll Holdings Ltd.	286,398	1,380,571
Westfield Corp.	827,946	6,357,363
Westpac Banking Corp.	1,301,202	34,918,703
Woodside Petroleum Ltd.	311,346	8,311,554
WorleyParsons Ltd.	87,822	657,925

		190,948,944
AUSTRIA — 0.20%
IMMOFINANZ AGa	406,728	928,960
IMMOFINANZ AG Escrow[a]	269,008	3

Security	Shares	Value

OMV AG	62,748	$1,563,087
Raiffeisen International Bank Holding AG	48,258	566,350
Vienna Insurance Group AG	8,064	342,290
Voestalpine AG	46,746	1,664,280

		5,064,970
BELGIUM — 0.48%
Ageas	91,602	3,135,161
Belgacom SA	63,750	2,373,618
Colruyt SA	10,458	482,262
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	42,840	3,559,481
Groupe Bruxelles Lambert SA	33,264	2,756,325

		12,306,847
DENMARK — 0.32%
A.P. Moeller-Maersk A/S Class A	756	1,484,061
A.P. Moeller-Maersk A/S Class B	1,638	3,322,233
TDC A/S	339,822	2,515,349
Tryg A/S	8,820	1,033,495

		8,355,138
FINLAND — 0.97%
Elisa OYJ	58,842	1,565,055
Fortum OYJ	187,614	4,001,377
Metso OYJ	29,988	910,972
Neste Oil OYJ[b]	19,908	550,397
Nokian Renkaat OYJ	48,510	1,198,283
Orion OYJ Class B	21,168	697,740
Sampo OYJ Class A	184,338	8,928,059
Stora Enso OYJ Class R	231,588	2,250,099
UPM-Kymmene OYJ	221,508	3,896,889
Wartsila OYJ Abp	21,042	976,626

		24,975,497
FRANCE — 11.28%
ALSTOM[a]	45,738	1,502,972
ArcelorMittal	418,068	3,992,581
Arkema SA	27,597	1,977,507
AXA SA	758,898	17,859,779
BNP Paribas SA	444,528	23,463,640
Bouygues SA	71,064	2,538,484
Cap Gemini SA	30,366	2,212,589
Cie de Saint-Gobain	95,004	4,066,373
CNP Assurances SA	70,686	1,243,546

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2015

Security	Shares	Value

Compagnie Generale des Etablissements Michelin Class B	78,498	$7,682,639
Credit Agricole SA	429,786	5,123,942
Electricite de France SA	101,430	2,757,883
Eutelsat Communications SA	65,142	2,237,997
Fonciere des Regions	11,970	1,229,052
GDF Suez	606,564	13,501,316
Gecina SA	12,096	1,585,417
Icade	15,750	1,374,927
Imerys SA	14,868	1,075,457
Kering	20,412	4,132,287
Klepierre	75,397	3,557,269
Lagardere SCA	49,896	1,367,089
Natixis SA	197,820	1,261,696
Orange SA	776,664	13,689,786
Peugeot SAa	82,782	1,200,855
Renault SA	40,572	3,122,892
Rexel SA	116,550	2,183,247
Sanofi	498,834	46,158,572
Schneider Electric SE	219,996	16,633,056
SCOR SE	64,512	2,013,973
SES SA Class A FDR	43,596	1,588,782
Societe Generale	151,059	6,108,527
STMicroelectronics NV	269,766	2,252,690
Suez Environnement SA	125,118	2,302,094
Technip SA	15,120	889,792
Thales SA	20,034	1,058,025
Total SA	896,868	46,049,232
Unibail-Rodamco SE	41,076	11,592,692
Vallourec SA	46,242	1,010,762
Veolia Environnement SA	179,550	3,293,479
Vinci SA	204,624	10,815,732
Vivendi SA	507,528	12,047,169
Wendel	8,442	947,398

		290,703,197
GERMANY — 8.79%
Allianz SE Registered	191,016	31,556,824
Axel Springer SE	16,884	1,039,709
BASF SE	384,048	34,453,639
Bayerische Motoren Werke AG	90,972	10,614,774
Celesio AG	7,560	223,941
Daimler AG Registered	202,230	18,366,061

Security	Shares	Value

Deutsche Annington Immobilien SE	102,312	$3,555,984
Deutsche Bank AG Registered	577,206	16,804,787
Deutsche Boerse AG	40,194	3,085,632
Deutsche Lufthansa AG Registered	34,146	580,100
Deutsche Telekom AG Registered	1,326,528	22,880,438
E.ON SE	837,018	12,963,719
Hannover Rueck SE Registered	24,948	2,236,441
HeidelbergCement AG	20,286	1,493,915
K+S AG Registered	72,198	2,281,212
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	72,450	14,552,609
Osram Licht AGa	24,318	1,121,815
ProSiebenSat.1 Media AG Registered	91,728	4,072,103
RTL Group SAb	10,584	1,002,300
RWE AG	206,136	5,724,637
Siemens AG Registered	331,884	34,829,860
Telefonica Deutschland Holding AG	246,708	1,372,501
Volkswagen AG	7,434	1,653,872

		226,466,873
HONG KONG — 3.43%
Bank of East Asia Ltd. (The)	554,400	2,302,447
BOC Hong Kong (Holdings) Ltd.	1,512,000	5,314,090
Cheung Kong Holdings Ltd.	586,000	11,223,665
Cheung Kong Infrastructure Holdings Ltd.	252,000	2,075,258
CLP Holdings Ltd.	819,000	7,309,718
First Pacific Co. Ltd./Hong Kong	1,008,000	1,027,066
Hang Lung Properties Ltd.	914,088	2,693,921
Hang Seng Bank Ltd.	315,000	5,517,228
Henderson Land Development Co. Ltd.	252,920	1,807,189
HKT Trust & HKT Ltd.	1,057,920	1,386,300
Hysan Development Co. Ltd.	252,000	1,220,453
Kerry Properties Ltd.	252,000	893,807
Link REIT (The)	955,000	6,466,560
New World Development Co. Ltd.	2,178,000	2,601,234
NWS Holdings Ltd.	630,000	1,171,700
PCCW Ltd.	1,764,000	1,173,975
Power Assets Holdings Ltd.	567,000	5,945,443

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2015

Security	Shares	Value

Sino Land Co. Ltd.	1,260,000	$2,112,635
SJM Holdings Ltd.	504,000	743,647
Sun Hung Kai Properties Ltd.	693,000	11,315,599
Swire Pacific Ltd. Class A	255,000	3,423,746
Swire Properties Ltd.	504,000	1,621,854
Wharf Holdings Ltd. (The)[b]	630,419	5,122,482
Wheelock and Co. Ltd.	378,000	2,145,137
Wynn Macau Ltd.[b]	252,000	703,670
Yue Yuen Industrial Holdings Ltd.	315,000	1,172,106

		88,490,930
IRELAND — 0.29%
CRH PLC	312,858	7,525,148
Irish Bank Resolution Corp. Ltd.[a]	246,432	3

		7,525,151
ISRAEL — 0.60%
Bank Hapoalim BM	447,048	1,992,725
Bank Leumi le-Israel BMa	280,602	938,449
Bezeq The Israel Telecommunication Corp. Ltd.	812,826	1,300,207
Delek Group Ltd. (The)	1,260	308,746
Israel Corp. Ltd. (The)[a]	1,134	368,569
Mizrahi Tefahot Bank Ltd.[a]	23,436	256,570
Teva Pharmaceutical Industries Ltd.	179,424	10,232,691

		15,397,957
ITALY — 2.94%
Assicurazioni Generali SpA	487,494	10,287,109
Atlantia SpA	172,368	4,440,634
Banco Popolare SCa	151,326	1,915,971
CNH Industrial NV	258,552	1,965,024
Enel Green Power SpA	740,502	1,464,006
Enel SpA	2,758,266	12,468,941
Eni SpA	1,068,480	17,965,327
Exor SpA	41,706	1,704,627
Intesa Sanpaolo SpA RNC	256,536	655,401
Mediobanca SpA	253,890	2,203,202
Snam SpA	853,524	4,176,260
Telecom Italia SpA[a]	4,263,084	4,969,431
Telecom Italia SpA RNC	2,480,052	2,341,042
Terna Rete Elettrica Nazionale SpA	647,256	2,835,398

Security	Shares	Value

UniCredit SpA	918,792	$5,427,707
UnipolSai SpA	387,828	1,075,731

		75,895,811
JAPAN — 21.73%
Aeon Co. Ltd.	264,600	2,814,606
AEON Financial Service Co. Ltd.	25,200	458,026
Air Water Inc.	50,000	867,918
Aisin Seiki Co. Ltd.	75,600	2,667,705
Alfresa Holdings Corp.	75,600	904,252
Aozora Bank Ltd.	504,000	1,844,975
Asahi Glass Co. Ltd.	378,000	2,027,327
Asahi Kasei Corp.	378,000	3,771,472
Bank of Kyoto Ltd. (The)	126,000	1,066,224
Bank of Yokohama Ltd. (The)	504,000	2,745,151
Benesse Holdings Inc.	12,600	378,113
Bridgestone Corp.	100,800	4,065,810
Canon Inc.	480,400	15,297,631
Central Japan Railway Co.	63,000	10,898,225
Chiba Bank Ltd. (The)	252,000	1,716,256
Chubu Electric Power Co. Inc.[a]	126,000	1,675,495
Chugoku Bank Ltd. (The)	64,000	918,061
Chugoku Electric Power Co. Inc. (The)	126,000	1,754,872
Citizen Holdings Co. Ltd.	113,400	913,263
Credit Saison Co. Ltd.	63,000	1,073,733
Dai Nippon Printing Co. Ltd.	252,000	2,285,838
Daihatsu Motor Co. Ltd.	75,600	1,061,933
Daiichi Sankyo Co. Ltd.	264,600	3,858,680
Daiwa House Industry Co. Ltd.	252,000	4,690,742
Daiwa Securities Group Inc.	756,000	5,551,015
East Japan Railway Co.	75,600	5,876,031
Eisai Co. Ltd.	100,800	5,052,657
Electric Power Development Co. Ltd.	50,420	1,850,000
FamilyMart Co. Ltd.	25,200	1,098,404
FUJIFILM Holdings Corp.	189,000	6,432,742
Fukuoka Financial Group Inc.	378,000	1,905,044
Gunma Bank Ltd. (The)	131,000	868,761
Hachijuni Bank Ltd. (The)	142,000	945,337
Hankyu Hanshin Holdings Inc.	252,000	1,409,475
Hiroshima Bank Ltd. (The)	252,000	1,265,739
Hisamitsu Pharmaceutical Co. Inc.	25,200	862,419
Hitachi Chemical Co. Ltd.	37,800	768,775

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2015

Security	Shares	Value

Hitachi Construction Machinery Co. Ltd.	37,800	$708,599
Hitachi Ltd.	756,000	5,774,987
Hokuhoku Financial Group Inc.	504,000	1,046,916
Hokuriku Electric Power Co.	75,600	1,075,449
Honda Motor Co. Ltd.	667,800	20,358,335
IBIDEN Co. Ltd.	50,400	765,450
Idemitsu Kosan Co. Ltd.	25,200	423,486
Iida Group Holdings Co. Ltd.	63,000	792,159
INPEX Corp.	365,400	4,056,371
Isetan Mitsukoshi Holdings Ltd.	50,400	720,827
ITOCHU Corp.	630,000	6,435,960
ITOCHU Techno-Solutions Corp.	12,600	452,126
Iyo Bank Ltd. (The)	100,800	1,173,919
J. Front Retailing Co. Ltd.	100,800	1,296,631
Japan Airlines Co. Ltd.	50,400	1,720,547
Japan Display Inc.[a]	151,200	532,897
Japan Prime Realty Investment Corp.	378	1,325,808
Japan Real Estate Investment Corp.	504	2,458,537
Japan Retail Fund Investment Corp.	1,008	2,189,943
Japan Tobacco Inc.	453,600	12,482,544
JFE Holdings Inc.	201,600	4,482,002
Joyo Bank Ltd. (The)	252,000	1,278,611
JSR Corp.	75,600	1,347,046
JX Holdings Inc.	945,000	3,505,989
Kamigumi Co. Ltd.	126,000	1,268,957
Kaneka Corp.	126,000	775,533
KDDI Corp.	126,000	8,970,655
Kirin Holdings Co. Ltd.	340,200	4,604,929
Kobe Steel Ltd.	1,260,000	2,231,133
Konami Corp.	12,600	236,951
Kuraray Co. Ltd.	151,200	1,915,342
Kurita Water Industries Ltd.	25,200	541,693
Kyocera Corp.	139,300	6,195,064
Kyowa Hakko Kirin Co. Ltd.	126,000	1,445,946
LIXIL Group Corp.	75,600	1,487,350
Marubeni Corp.	693,000	3,855,408
Marui Group Co. Ltd.	100,800	1,058,072
Maruichi Steel Tube Ltd.	12,600	300,238
McDonald’s Holdings Co. (Japan) Ltd.[b]	12,600	276,854

Security	Shares	Value

Medipal Holdings Corp.	63,000	$741,208
Miraca Holdings Inc.	7,800	351,935
Mitsubishi Chemical Holdings Corp.	201,600	1,053,953
Mitsubishi Corp.	579,600	10,204,000
Mitsubishi Estate Co. Ltd.	182,000	3,692,989
Mitsubishi Gas Chemical Co. Inc.	126,000	574,946
Mitsubishi Heavy Industries Ltd.	630,000	3,513,498
Mitsubishi Materials Corp.	504,000	1,604,699
Mitsubishi Motors Corp.	264,600	2,261,596
Mitsubishi Tanabe Pharma Corp.	100,800	1,604,699
Mitsubishi UFJ Financial Group Inc.	5,342,400	28,757,498
Mitsubishi UFJ Lease & Finance Co. Ltd.	214,200	937,290
Mitsui & Co. Ltd.	705,600	9,052,392
Mitsui Fudosan Co. Ltd.	126,000	3,218,516
Mitsui O.S.K. Lines Ltd.	378,000	1,287,192
Mizuho Financial Group Inc.	9,664,200	15,960,965
MS&AD Insurance Group Holdings Inc.	214,208	5,269,263
Nagoya Railroad Co. Ltd.	126,000	497,714
NEC Corp.	363,000	1,032,154
NHK Spring Co. Ltd.	63,000	574,409
Nikon Corp.	138,600	1,774,609
Nintendo Co. Ltd.	25,200	2,452,101
Nippon Building Fund Inc.	574	2,834,206
Nippon Electric Glass Co. Ltd.	147,000	765,879
Nippon Express Co. Ltd.	378,000	2,223,624
Nippon Prologis REIT Inc.	630	1,487,779
Nippon Steel & Sumitomo Metal Corp.	3,276,000	7,739,241
Nippon Telegraph and Telephone Corp.	163,800	9,789,095
Nippon Yusen K.K.	252,000	755,153
Nissan Motor Co. Ltd.	1,045,800	9,049,978
Nisshin Seifun Group Inc.	96,530	1,191,576
Nissin Foods Holdings Co. Ltd.	12,600	684,357
Nomura Holdings Inc.	1,474,800	7,966,293
Nomura Real Estate Holdings Inc.	50,400	856,412
NTT DOCOMO Inc.	642,600	10,968,484
NTT Urban Development Corp.	25,200	244,781
Oji Holdings Corp.	378,000	1,438,437
ORIX Corp.	554,400	6,451,835

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2015

Security	Shares	Value

Osaka Gas Co. Ltd.	773,000	$3,070,547
Otsuka Holdings Co. Ltd.	163,800	5,100,230
Resona Holdings Inc.	932,400	4,670,533
Ricoh Co. Ltd.	302,400	2,978,562
Rohm Co. Ltd.	14,800	963,862
Sankyo Co. Ltd.	25,200	910,688
SBI Holdings Inc.	88,200	955,847
Sega Sammy Holdings Inc.	75,600	992,425
Sekisui Chemical Co. Ltd.	126,000	1,388,022
Sekisui House Ltd.	226,800	2,946,382
Seven & I Holdings Co. Ltd.	113,400	4,187,396
Shimamura Co. Ltd.	12,600	1,127,366
Shionogi & Co. Ltd.	63,000	1,906,653
Shiseido Co. Ltd.	50,400	814,363
Shizuoka Bank Ltd. (The)	252,000	2,325,527
Showa Shell Sekiyu K.K.	37,800	371,677
Stanley Electric Co. Ltd.	37,800	851,477
Sumitomo Chemical Co. Ltd.	378,000	1,506,015
Sumitomo Corp.	466,200	4,635,607
Sumitomo Electric Industries Ltd.	113,400	1,477,053
Sumitomo Heavy Industries Ltd.	126,000	689,720
Sumitomo Metal Mining Co. Ltd.	252,000	3,642,753
Sumitomo Mitsui Financial Group Inc.	530,100	18,008,463
Sumitomo Mitsui Trust Holdings Inc.	1,430,050	5,070,581
Sumitomo Rubber Industries Inc.	75,600	1,186,791
Suntory Beverage & Food Ltd.	25,200	889,235
Suzuken Co. Ltd.	25,200	715,464
T&D Holdings Inc.	239,400	2,729,973
Taisei Corp.	126,000	736,917
Taisho Pharmaceutical Holdings Co. Ltd.	12,600	805,568
Taiyo Nippon Sanso Corp.	12,000	144,860
Takashimaya Co. Ltd.	126,000	1,112,348
Takeda Pharmaceutical Co. Ltd.	327,600	16,462,970
TDK Corp.	12,600	794,841
Tobu Railway Co. Ltd.	252,000	1,218,542
Tohoku Electric Power Co. Inc.	189,000	2,400,613
Tokio Marine Holdings Inc.	289,800	10,213,868
Tokyo Electric Power Co. Inc.[a]	604,800	2,584,681
Tokyo Tatemono Co. Ltd.	172,000	1,171,413
Tokyu Corp.	252,000	1,679,785
Tokyu Fudosan Holdings Corp.	201,600	1,263,164

Security	Shares	Value

TonenGeneral Sekiyu K.K.	126,000	$1,120,930
Toppan Printing Co. Ltd.	252,000	1,699,093
Toyo Seikan Group Holdings Ltd.	63,000	818,440
Toyo Suisan Kaisha Ltd.	17,700	629,102
Toyoda Gosei Co. Ltd.	25,200	559,929
Toyota Industries Corp.	37,800	2,056,289
Toyota Motor Corp.	743,400	48,382,863
Toyota Tsusho Corp.	88,200	2,111,424
Trend Micro Inc.	12,600	358,805
United Urban Investment Corp.	1,008	1,619,287
West Japan Railway Co.	75,600	3,911,776
Yamada Denki Co. Ltd.	353,500	1,324,139
Yamaguchi Financial Group Inc.	126,000	1,322,590
Yamaha Corp.	63,000	928,387
Yamazaki Baking Co. Ltd.	3,000	44,464
Yokohama Rubber Co. Ltd. (The)	48,000	456,034

		560,123,061
NETHERLANDS — 2.18%
AEGON NV	758,394	5,426,691
Akzo Nobel NV	101,052	7,311,743
Altice SAa	18,396	1,538,240
Boskalis Westminster NV	36,414	1,615,919
Delta Lloyd NV	82,942	1,570,540
ING Groep NV CVA[a]	810,684	10,172,761
Koninklijke Ahold NV	372,330	6,737,200
Koninklijke DSM NV	71,568	3,813,531
Koninklijke KPN NV	666,036	2,064,614
Koninklijke Philips NV	401,184	11,111,920
Koninklijke Vopak NV	11,214	627,471
NN Group NVa	18,144	493,847
Wolters Kluwer NV	125,874	3,770,520

		56,254,997
NEW ZEALAND — 0.16%
Contact Energy Ltd.	157,374	807,550
Meridian Energy Ltd.	531,216	738,341
Mighty River Power Ltd.	296,226	722,403
Spark New Zealand Ltd.	789,516	1,891,001

		4,159,295
NORWAY — 1.20%
DNB ASA	410,382	5,946,184
Gjensidige Forsikring ASA	82,404	1,387,488
Orkla ASA	329,616	2,428,369

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2015

Security	Shares	Value

Seadrill Ltd.[b]	163,170	$1,733,701
Statoil ASA	469,350	7,775,568
Subsea 7 SA	115,038	978,131
Telenor ASA	312,228	6,699,376
Yara International ASA	75,096	3,901,833

		30,850,650
PORTUGAL — 0.14%
Energias de Portugal SA	974,484	3,713,541

		3,713,541
SINGAPORE — 1.57%
Ascendas REIT	882,546	1,604,510
CapitaCommercial Trust	882,000	1,153,751
CapitaMall Trust Management Ltd.[b]	1,008,800	1,558,194
DBS Group Holdings Ltd.	252,000	3,685,670
Golden Agri-Resources Ltd.	1,890,000	586,653
Hutchison Port Holdings Trust	2,394,000	1,711,710
Kenon Holdings Ltd.[a,b]	7,812	132,643
Keppel Corp. Ltd.	378,000	2,430,419
Keppel Land Ltd.	252,000	845,525
Oversea-Chinese Banking Corp. Ltd.	1,260,000	9,684,428
SembCorp Marine Ltd.[b]	126,000	279,358
Singapore Press Holdings Ltd.[b]	472,000	1,440,662
Singapore Telecommunications Ltd.	3,276,000	9,878,117
Suntec REIT[b]	1,008,000	1,400,517
UOL Group Ltd.	252,000	1,344,646
Wilmar International Ltd.	882,000	2,098,914
Yangzijiang Shipbuilding Holdings Ltd.	756,000	692,809

		40,528,526
SPAIN — 4.30%
Abertis Infraestructuras SA	89,208	1,748,582
ACS Actividades de Construccion y Servicios SA	75,726	2,637,081
Amadeus IT Holding SA Class A	90,342	3,628,275
Banco Santander SA	5,779,620	38,871,206
Enagas SA	63,923	2,026,963
Ferrovial SA	180,432	3,580,456
Gas Natural SDG SA	151,830	3,563,718
Iberdrola SA	2,215,458	15,320,211

Security	Shares	Value

Mapfre SA	416,430	$1,402,713
Red Electrica Corporacion SA	35,696	3,043,645
Repsol SA	441,277	7,810,490
Telefonica SA	1,770,678	26,585,017
Zardoya Otis SA	50,400	573,858

		110,792,215
SWEDEN — 2.73%
Electrolux AB Class B	35,658	1,104,769
Industrivarden AB Class C	69,300	1,236,475
Investment AB Kinnevik Class B	98,532	2,951,511
Nordea Bank AB	1,270,710	16,174,865
Sandvik AB	443,898	4,657,671
Securitas AB Class B	130,410	1,590,625
Skandinaviska Enskilda Banken AB Class A	628,488	7,589,765
Skanska AB Class B	160,524	3,560,753
Svenska Cellulosa AB Class B	160,146	3,875,663
Svenska Handelsbanken AB Class A	208,404	9,895,628
Swedbank AB Class A	380,646	9,230,348
Swedish Match AB	30,870	1,005,683
Tele2 AB Class B	125,118	1,416,425
TeliaSonera AB	977,004	6,029,176

		70,319,357
SWITZERLAND — 4.05%
Adecco SA Registered	71,442	5,350,094
Aryzta AG	12,978	975,413
Baloise Holding AG Registered	20,034	2,612,988
Credit Suisse Group AG Registered	640,332	13,536,718
Nestle SA Registered	472,122	36,151,291
Pargesa Holding SA Bearer	12,096	874,283
Sulzer AG Registered	10,206	1,084,329
Swiss Life Holding AG Registered[a]	13,608	3,040,927
Swiss Prime Site AG Registered	11,970	1,038,211
Swiss Re AGa	142,884	12,905,451
Swisscom AG Registered	6,300	3,694,201
Transocean Ltd.[b]	154,098	2,425,237
Zurich Insurance Group AGa	62,496	20,744,827

		104,433,970

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2015

Security	Shares	Value

UNITED KINGDOM — 24.24%
3i Group PLC	411,390	$2,837,863
Admiral Group PLC	80,892	1,759,201
Anglo American PLC	584,514	9,770,826
Antofagasta PLC	156,996	1,532,651
AstraZeneca PLC	529,074	37,688,665
Aviva PLC	1,235,052	9,794,006
BAE Systems PLC	1,324,134	10,092,742
Barclays PLC	6,885,144	24,212,989
BHP Billiton PLC	883,260	19,142,387
BP PLC	7,723,926	49,238,617
British Land Co. PLC (The)	408,618	5,090,672
BT Group PLC	1,695,456	10,641,433
Centrica PLC	2,104,704	9,287,183
Cobham PLC	306,054	1,501,718
Coca-Cola HBC AG	42,336	680,990
Direct Line Insurance Group PLC	629,496	2,954,501
Friends Life Group Ltd.	596,232	3,567,597
G4S PLC	229,824	984,433
GKN PLC	687,456	3,805,760
Hammerson PLC	333,284	3,446,352
HSBC Holdings PLC	8,022,294	73,448,806
ICAP PLC	233,604	1,640,575
Imperial Tobacco Group PLC	401,184	18,823,303
Intu Properties PLC	382,117	2,094,742
Investec PLC	234,864	1,975,357
J Sainsbury PLC[b]	518,238	1,987,885
Kingfisher PLC	989,352	5,093,694
Land Securities Group PLC	333,774	6,386,503
Legal & General Group PLC	2,493,162	10,031,466
Lloyds Banking Group PLC[a]	23,901,318	26,474,336
Marks & Spencer Group PLC	683,424	4,972,051
Melrose Industries PLC	226,800	902,672
National Grid PLC	1,584,324	22,260,197
Old Mutual PLC	2,053,548	6,421,357
Pearson PLC	343,602	6,971,918
Persimmon PLC[a]	45,360	1,084,569
Petrofac Ltd.	54,936	582,509
Rexam PLC	289,170	1,845,795
Rio Tinto PLC	532,350	23,386,452
Rolls-Royce Holdings PLC	790,020	10,577,929
Royal Dutch Shell PLC Class A	1,650,726	50,030,790
Royal Dutch Shell PLC Class B	1,024,380	32,378,090
RSA Insurance Group PLC[a]	150,192	1,024,780

Security	Shares	Value

SEGRO PLC	316,134	$1,958,083
Severn Trent PLC	65,898	2,129,883
SSE PLC	410,634	9,923,209
Standard Chartered PLC	1,030,050	13,733,010
Standard Life PLC	1,003,968	6,076,677
Tate & Lyle PLC	197,820	2,014,379
Tesco PLC	3,406,536	11,498,836
United Utilities Group PLC	291,438	4,495,291
Vodafone Group PLC	11,100,474	39,095,393
William Hill PLC	182,952	1,036,179
Wm Morrison Supermarkets PLC	878,724	2,374,241
WPP PLC	551,376	12,140,121

		624,901,664

TOTAL COMMON STOCKS
(Cost: $2,539,486,460)		2,552,208,591

PREFERRED STOCKS — 0.68%

GERMANY — 0.68%
Bayerische Motoren Werke AG	22,680	1,923,333
Porsche Automobil Holding SE	64,260	5,399,409
Volkswagen AG	45,108	10,093,894

		17,416,636

TOTAL PREFERRED STOCKS
(Cost: $16,152,088)		17,416,636

RIGHTS — 0.03%

SPAIN — 0.03%
ACS Actividades de Construccion y Servicios SAa	75,726	38,454
Banco Santander SAa	5,118,472	779,752

		818,206

TOTAL RIGHTS
(Cost: $919,513)		818,206

SHORT-TERM INVESTMENTS — 0.73%

MONEY MARKET FUNDS — 0.73%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.15%[c,d,e]	17,314,681	17,314,681

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares 0.14%[c,d,e]	1,041,563	$1,041,563
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[c,d]	437,958	437,958

		18,794,202

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,794,202)		18,794,202

TOTAL INVESTMENTS IN SECURITIES — 100.45%
(Cost: $2,575,352,263)		2,589,237,635
Other Assets, Less Liabilities — (0.45)%		(11,575,390)

NET ASSETS — 100.00%		$2,577,662,245

FDR — Fiduciary Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.38%

AUSTRALIA — 6.16%
Abacus Property Group	532,620	$1,265,072
Adelaide Brighton Ltd.	1,127,016	3,142,036
AET&D Holdings No. 1 Pty Ltd.[a]	169,200	1
Ainsworth Game Technology Ltd.	289,476	665,017
Amcom Telecommunications Ltd.	507,672	1,130,700
Ansell Ltd.	347,292	6,131,185
APN News & Media Ltd.[a]	2,028,567	1,279,595
ARB Corp. Ltd.[b]	138,600	1,249,885
Ardent Leisure Group	996,732	2,157,850
Aristocrat Leisure Ltd.	1,150,380	6,288,927
Arrium Ltd.	6,005,340	958,715
Asaleo Care Ltd.[a]	168,867	216,984
Astro Japan Property Trust	405,599	1,579,301
Atlas Iron Ltd.[b]	2,061,180	272,874
Australian Agricultural Co. Ltd.[a]	1,283,890	1,599,727
Automotive Holdings Group	420,552	1,237,969
Aveo Group	910,404	1,616,468
AWE Ltd.[a,b]	1,032,372	1,081,326
Beach Energy Ltd.	2,374,812	1,775,410
Billabong International Ltd.[a]	1,256,770	626,374
BlueScope Steel Ltd.[a]	1,147,212	4,493,759
Bradken Ltd.	404,641	860,262
Breville Group Ltd.	188,496	1,065,705
BT Investment Management Ltd.	120,384	674,993
BWP Trust	1,078,704	2,394,116
Cabcharge Australia Ltd.	287,496	973,911
Cardno Ltd.	327,492	754,902
carsales.com Ltd.	487,476	3,910,106
Challenger Ltd.	1,155,924	5,680,110
Charter Hall Group	298,980	1,126,901
Charter Hall Retail REIT	720,324	2,462,581
Cover-More Group Ltd.	588,852	868,987
Credit Corp. Group Ltd.	131,472	1,197,891
Cromwell Group	2,949,408	2,434,663
CSR Ltd.	1,096,524	3,415,673
Cudeco Ltd.[a,b]	380,086	417,349
Decmil Group Ltd.	380,512	371,886
Domino’s Pizza Enterprises Ltd.	144,936	2,961,681
Downer EDI Ltd.	866,052	2,839,384
Drillsearch Energy Ltd.[a]	1,075,932	653,548
DUET Group	3,211,429	6,252,252

Security	Shares	Value

DuluxGroup Ltd.	797,544	$3,714,103
Echo Entertainment Group Ltd.	1,636,668	5,161,949
Energy Resources of Australia Ltd.[a,b]	850,797	864,638
Energy World Corp. Ltd.[a,b]	2,222,904	510,671
Evolution Mining Ltd.	1,422,934	997,299
Fairfax Media Ltd.	4,195,128	2,940,261
FlexiGroup Ltd.	539,748	1,235,767
G.U.D Holdings Ltd.	213,840	1,307,244
G8 Education Ltd.	646,272	2,113,794
GDI Property Group	983,231	647,009
Genworth Mortgage Insurance Australia Ltd.	138,996	383,181
Goodman Fielder Ltd.	3,922,776	1,955,112
GrainCorp Ltd. Class A	445,104	3,088,427
Greencross Ltd.	156,024	1,081,383
GWA Group Ltd.	530,640	1,095,075
Hills Ltd.	616,429	518,448
Horizon Oil Ltd.[a,b]	3,240,502	315,443
iiNET Ltd.	365,112	2,132,483
IMF Bentham Ltd.	448,316	750,621
Independence Group NL	565,092	2,178,324
Investa Office Fund	1,468,368	4,413,878
Invocare Ltd.	241,164	2,450,875
IOOF Holdings Ltd.	602,316	4,427,866
Iress Ltd.	241,956	1,946,412
Jacana Minerals Ltd.[b]	52,407	9,523
JB Hi-Fi Ltd.[b]	224,928	2,933,975
Karoon Gas Australia Ltd.[a,b]	510,622	843,011
Liquefied Natural Gas Ltd.[a,b]	514,008	1,192,846
M2 Group Ltd.	365,904	2,564,530
MACA Ltd.	555,984	355,038
Macquarie Atlas Roads Group	782,496	1,797,638
Magellan Financial Group Ltd.	236,412	3,521,945
Mayne Pharma Group Ltd.[a,b]	831,206	404,564
McMillan Shakespeare Ltd.	130,680	1,170,321
Mesoblast Ltd.[a,b]	365,508	1,144,250
Metals X Ltd.	872,867	747,720
Mineral Resources Ltd.	311,256	1,633,713
MMA Offshore Ltd.	908,424	565,948
Monadelphous Group Ltd.[b]	180,180	1,144,972
Mount Gibson Iron Ltd.	1,813,614	303,656
Myer Holdings Ltd.[b]	1,246,213	1,509,110
Navitas Ltd.	438,768	1,834,879

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

NEXTDC Ltd.[a]	531,828	$807,614
Nine Entertainment Co. Holdings Ltd.	701,316	966,685
Northern Star Resources Ltd.	1,020,852	1,427,004
Nufarm Ltd.	409,860	1,816,126
Orora Ltd.	2,208,492	3,663,309
OZ Minerals Ltd.	622,512	1,876,104
OzForex Group Ltd.	468,864	927,425
Pacific Brands Ltd.	2,807,869	1,071,448
Pact Group Holdings Ltd.	324,720	1,196,102
Paladin Energy Ltd.[a,b]	3,209,003	949,624
PanAust Ltd.	1,088,823	1,025,984
Perpetual Ltd.	88,308	3,382,102
Platinum Asset Management Ltd.	371,052	2,513,924
Premier Investments Ltd.	201,564	1,612,061
Primary Health Care Ltd.	996,055	3,591,389
Programmed Maintenance Services Ltd.	390,703	660,244
Qube Logistics Holdings Ltd.	960,300	1,749,931
RCR Tomlinson Ltd.	289,208	461,703
Recall Holdings Ltd.	684,070	3,808,945
Regis Resources Ltd.[a,b]	768,636	1,134,300
Retail Food Group Ltd.	328,284	1,577,368
SAI Global Ltd.	482,894	1,477,891
Sandfire Resources NL	246,312	819,052
Senex Energy Ltd.[a,b]	2,301,156	492,807
Seven West Media Ltd.	1,406,988	1,435,357
Shopping Centres Australasia Property Group	748,440	1,124,896
Sigma Pharmaceuticals Ltd.	3,405,479	2,121,614
Sims Metal Management Ltd.[b]	335,016	2,835,915
Sirius Resources NLa,b	599,940	1,172,680
Sirtex Medical Ltd.	131,472	2,759,244
Skilled Group Ltd.	525,096	535,683
Slater & Gordon Ltd.	392,040	2,027,200
Southern Cross Media Group Ltd.	1,437,480	1,181,007
Spark Infrastructure Group	2,884,068	4,806,372
Spotless Group Holdings Ltd.[a]	254,628	369,814
Steadfast Group Ltd.	1,551,132	1,769,638
STW Communications Group Ltd.	1,382,675	990,618
Sundance Energy Australia Ltd.[a,b]	1,227,204	444,394
Super Retail Group Ltd.[b]	321,156	2,183,375
Syrah Resources Ltd.[a,b]	229,680	643,908
Tassal Group Ltd.	689,040	2,022,944

Security	Shares	Value

Technology One Ltd.	86,505	$223,654
Ten Network Holdings Ltd.[a,b]	3,998,018	622,691
Tox Free Solutions Ltd.	285,120	646,128
Transfield Services Ltd.[a]	1,042,272	1,152,571
Transpacific Industries Group Ltd.	3,431,736	2,204,783
UGL Ltd.	396,000	553,551
UXC Ltd.	920,141	533,837
Veda Group Ltd.	618,948	1,108,613
Village Roadshow Ltd.	135,036	641,472
Virtus Health Ltd.	224,136	1,401,604
Vocation Ltd.	1	—
Western Areas Ltd.	441,540	1,382,274
Western Desert Resources Ltd.[a]	1,071,750	8
Whitehaven Coal Ltd.[a,b]	1,543,637	1,490,613

		229,389,578
AUSTRIA — 0.96%
ams AG	145,332	5,718,187
Austria Technologie & Systemtechnik AG	33,025	427,826
BUWOG AGa	64,944	1,269,315
CA Immobilien Anlagen AGa,b	135,036	2,736,008
conwert Immobilien Invest SE	224,158	2,605,397
EVN AG	53,087	585,642
Kapsch TrafficCom AGa	5,284	121,401
Lenzing AGb	17,424	1,127,819
Oesterreichische Post AG	99,143	4,911,442
RHI AG	85,815	2,256,325
S IMMO AG	574,104	4,437,758
Schoeller-Bleckmann Oilfield Equipment AG	33,100	1,953,121
UNIQA Insurance Group AG	223,344	1,890,245
Wienerberger AG	280,764	3,968,274
Zumtobel Group AG	85,031	1,954,568

		35,963,328
BELGIUM — 1.53%
Ackermans & van Haaren NV	79,596	9,453,569
Agfa-Gevaert NVa	485,153	1,132,718
Barco NV	41,580	2,674,026
Befimmo SA	42,768	3,261,999
bpost SA	108,504	2,855,333
Cofinimmo SA	45,058	5,504,049
Compagnie d’Entreprises CFE SA	6,336	603,448
Compagnie Maritime Belge SA	44,860	702,384

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

Econocom Group SA/NVb	131,076	$1,072,072
Elia System Operator SA	83,160	3,649,044
Euronav SAa	109,296	1,281,452
EVS Broadcast Equipment SA	33,264	1,121,223
Fagron	66,132	2,699,247
Galapagos NVa	86,783	1,780,373
Intervest Offices & Warehouses NV	60,738	1,583,270
KBC Ancora SCA[a]	68,508	2,057,549
Melexis NV	25,344	1,269,815
Mobistar SAa	59,004	1,309,023
NV Bekaert SA	79,200	2,391,182
Nyrstar NVa	709,632	2,665,812
Ontex Group NVa	13,624	353,372
RHJ International SAa	249,876	1,311,173
SA D’Ieteren NV	42,768	1,381,246
Tessenderlo Chemie NVa,b	118,048	3,052,537
ThromboGenics NVa,b	70,146	549,740
Warehouses De Pauw SCA	14,652	1,124,316

		56,839,972
DENMARK — 1.91%
ALK-Abello A/S	29,730	3,384,503
Alm. Brand A/Sa	183,348	950,523
Amagerbanken A/Sa	130,550	—
Ambu AS	4,752	100,847
Auriga Industries A/S Class Ba	40,788	1,929,066
Bang & Olufsen A/S Class Ba,b	153,648	1,064,396
Bavarian Nordic A/Sa	64,548	1,991,165
Christian Hansen Holding A/S	213,048	8,852,106
D/S Norden A/Sb	48,708	1,010,058
FLSmidth & Co. A/Sb	107,712	4,558,685
Genmab A/Sa	90,684	6,086,931
GN Store Nord A/S	371,052	8,324,470
IC Group A/S	20,373	436,990
Jyske Bank A/S Registered[a]	136,620	6,190,138
Matas A/S	47,520	1,030,084
NKT Holding A/S	66,924	3,438,061
Rockwool International A/S Class B	13,860	1,485,398
Royal Unibrew A/Sa	23,364	3,984,371
Schouw & Co. A/S	33,660	1,561,333
SimCorp A/S	106,920	3,103,758
Solar Holdings A/S Class B	16,260	719,720
Spar Nord Bank AS	104,148	939,351
Sydbank A/Sa	158,004	4,454,933

Security	Shares	Value

Topdanmark A/Sa	163,548	$5,473,995

		71,070,882
FINLAND — 1.39%
Amer Sports OYJ Class A	259,380	4,940,733
Cargotec Corp. OYJ Class Bb	74,052	2,371,546
Caverion Corp.	265,320	2,479,036
Citycon OYJ	988,740	3,353,926
Cramo OYJ	61,776	952,254
HKScan OYJ Class A	62,486	272,178
Huhtamaki OYJ	207,504	5,687,697
Kemira OYJ	133,848	1,531,554
Kesko OYJ Class B	115,236	4,209,333
Konecranes OYJ	109,296	3,331,281
Metsa Board OYJ Class B	242,352	1,449,456
Outokumpu OYJ[a,b]	362,736	1,965,601
Outotec OYJ[b]	358,178	2,071,454
Ramirent OYJ	126,324	1,042,043
Sanitec OYJ[a]	127,635	1,465,748
Sanoma OYJ	156,816	986,547
Sponda OYJ	283,536	1,305,422
Stockmann OYJ Abp Class Bb	42,900	297,483
Technopolis OYJ	245,046	1,111,619
Tieto OYJ	170,280	4,183,161
Uponor OYJ	175,032	2,666,451
Valmet OYJ	241,956	3,112,603
YIT OYJ[b]	188,496	1,098,639

		51,885,765
FRANCE — 3.87%
Air France-KLM[a,b]	298,584	2,643,946
Albioma SA	78,367	1,457,380
ALTEN	41,976	1,759,715
Altran Technologies SA	382,471	3,391,078
APERAM SAa	100,711	2,641,165
Belvedere SAa,b	76,428	865,902
Beneteau SAa	130,100	1,901,208
Boiron SA	7,920	809,722
BOURBON SAb	125,197	2,591,756
CGG[a,b]	336,996	1,889,247
Club Mediterranee SAa	109,727	3,044,770
Coface SAa	37,784	461,550
Compagnie Plastic Omnium SA	129,492	3,741,538
DBV Technologies SAa	5,940	287,492
Derichebourg	416,199	1,624,084

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

Eiffage SA	78,804	$3,844,289
Elior Participations SCA[a,c]	29,604	467,359
Etablissements Maurel et Prom[a]	226,908	1,834,886
Euler Hermes Group	22,572	2,214,991
Eurofins Scientific SE	21,149	5,453,289
Faurecia	131,472	5,314,242
GameLoft SAa	160,776	535,212
Gaztransport Et Technigaz SA	6,666	376,714
Genfit[a]	37,620	2,441,008
Groupe Fnac[a]	22,176	1,113,841
Haulotte Group	128,924	1,930,577
Havas SA	709,758	5,486,348
Ingenico SA	102,168	10,685,218
Innate Pharma SAa	96,624	1,005,306
Ipsen SA	55,836	2,841,668
Ipsos SA	73,260	1,908,443
Jacquet Metal Service SA	110,903	1,933,545
Korian-Medica	65,340	2,469,316
M6-Metropole Television	89,892	1,643,306
Mercialys	43,956	1,062,726
Montupet	16,236	1,292,950
MPI	281,501	965,686
Neopost SA	68,904	3,576,718
Nexans SAa	79,596	2,515,413
Nexity	75,242	2,965,797
Orpea SA	110,119	7,168,780
Parrot SAa	25,244	542,385
Rubis SCA	63,756	3,697,278
Saft Groupe SA	90,911	2,911,463
Sartorius Stedim Biotech SA	6,336	1,233,709
SEB SA	62,306	4,265,661
Societe Television Francaise 1	242,748	3,845,964
Soitec SAa,b	442,978	444,892
Solocal Group[a]	2,274,228	1,917,066
Sopra Steria Group	20,988	1,636,559
Tarkett SA	33,660	690,543
Technicolor SA Registered[a]	744,480	4,460,977
Teleperformance	129,096	9,263,691
Ubisoft Entertainment SAa	196,020	3,957,247
Vicat SA	21,780	1,531,679
Virbac SAb	7,128	1,586,197

		144,143,492

Security	Shares	Value

GERMANY — 5.53%
Aareal Bank AG	99,792	$3,787,648
AIXTRON SEa,b	247,896	1,965,721
Alstria Office REIT AG	122,760	1,571,607
Aurelius AG	36,432	1,459,054
Aurubis AG	84,348	4,584,943
Bechtle AG	24,156	2,046,049
Bertrandt AG	17,629	2,319,576
Bilfinger Berger SE	98,604	5,165,140
Borussia Dortmund GmbH & Co. KGaA	263,739	1,186,596
CANCOM SEb	36,432	1,564,711
Carl Zeiss Meditec AG Bearer[b]	61,776	1,628,104
CENTROTEC Sustainable AG	38,016	568,414
CompuGroup Medical AG	46,626	1,205,413
CTS Eventim AG & Co. KGaA	90,684	2,599,243
Delticom AGb	19,008	365,715
Deutsche EuroShop AG	67,320	3,119,596
DEUTZ AG	268,824	1,241,023
Dialog Semiconductor PLC[a]	153,252	5,895,432
DMG MORI SEIKI AG	152,460	4,989,263
DO Deutsche Office AGa	197,179	793,681
Draegerwerk AG & Co. KGaA	8,048	644,806
Drillisch AGb	98,208	3,823,389
Duerr AG	58,212	5,307,700
ElringKlinger AGb	91,476	3,192,784
Evotec AGa,b	202,356	837,811
Freenet AG	280,368	8,371,451
GAGFAH SAa	452,232	10,099,260
Gerresheimer AG	77,616	4,238,715
Gerry Weber International AG	51,084	1,974,655
Gesco AG	10,196	799,069
Grammer AG	8,316	332,013
Grand City Properties SAa,b	30,035	491,449
Heidelberger Druckmaschinen AGa,b	642,708	1,510,725
Indus Holding AG	33,660	1,470,347
Jenoptik AG	81,972	1,100,303
KION Group AG	56,232	2,182,853
Kloeckner & Co. SEa	248,843	2,574,438
Kontron AGa	277,056	1,638,254
Krones AG	25,344	2,404,927
KUKA AGb	78,804	5,337,363
KWS Saat AG	3,517	1,074,343

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

LEG Immobilien AG	113,652	$8,712,066
LEONI AG	74,052	4,635,296
LPKF Laser & Electronics AGb	64,548	714,626
MLP AG	230,972	917,454
MorphoSys AGa	50,688	4,347,116
MTU Aero Engines Holding AG	116,424	10,658,755
Nordex SEa	142,956	2,793,234
NORMA Group SE	66,924	3,326,674
PATRIZIA Immobilien AGa	104,544	1,833,886
Pfeiffer Vacuum Technology AG	20,196	1,815,694
QSC AGb	406,692	810,015
R Stahl AGb	12,782	613,158
Rational AG	5,940	1,956,939
Rheinmetall AG	97,416	4,233,371
Rhoen Klinikum AG	216,278	5,730,505
SAF-Holland SA	108,504	1,605,207
Salzgitter AG	83,160	2,275,198
SGL Carbon SEa,b	97,416	1,551,650
SMA Solar Technology AGa,b	24,948	309,397
Software AG	154,001	4,083,888
Stada Arzneimittel AG	131,076	4,074,257
Stoeer Media SE	56,628	1,651,864
Suedzucker AGb	166,716	2,092,954
TAG Immobilien AG	223,740	2,907,301
Takkt AG	48,194	821,207
Tom Tailor Holding AGa	50,688	622,896
Vossloh AGb	30,173	1,934,990
Wacker Chemie AGb	35,244	3,778,255
Wacker Neuson SE	55,836	1,130,996
Wincor Nixdorf AG	76,428	3,508,024
Wirecard AG	255,899	11,469,918
XING AG	11,357	1,387,952

		205,768,327
HONG KONG — 2.73%
Bonjour Holdings Ltd.	4,306,000	394,315
Brightoil Petroleum (Holdings) Ltd.[a,b]	6,653,512	1,639,060
Cafe de Coral Holdings Ltd.[b]	1,584,000	5,842,945
Champion REIT	8,629,000	4,229,165
China LNG Group Ltd.[b]	7,920,000	1,368,802
China Public Procurement Ltd.[a,b]	20,592,000	491,339
Chow Sang Sang Holdings International Ltd.	792,000	2,099,170

Security	Shares	Value

Citic Telecom International Holdings Ltd.	2,733,000	$849,508
CK Life Sciences International (Holdings) Inc.	10,570,000	1,090,625
CSI Properties Ltd.[b]	23,410,000	905,802
Dah Sing Banking Group Ltd.	792,000	1,323,856
Dah Sing Financial Holdings Ltd.	158,400	917,302
Dickson Concepts International Ltd.	1,366,500	643,299
Emperor Watch & Jewellery Ltd.[b]	11,880,000	513,301
Esprit Holdings Ltd.[b]	4,164,300	4,699,598
FIH Mobile Ltd.[a]	5,477,000	2,444,159
G-Resources Group Ltd.[a,b]	65,777,400	1,874,906
GCL New Energy Holdings Ltd.[a]	792,000	92,956
Giordano International Ltd.	3,960,000	1,874,441
Global Brands Group Holding Ltd.[a]	12,270,000	2,326,336
Great Eagle Holdings Ltd.	396,000	1,320,281
Guotai Junan International Holdings Ltd.[b]	396,000	280,400
Hilong Holding Ltd.[b]	1,584,000	492,360
Hong Kong Television Network Ltd.[a]	1,584,000	688,487
Hopewell Holdings Ltd.[b]	1,188,000	4,466,482
Hutchison Telecommunications Hong Kong Holdings Ltd.[b]	5,544,000	2,531,262
I.T Ltd.	792,000	203,277
IGG Inc.[b]	1,188,000	436,689
IRC Ltd.[a]	3,168,000	194,084
Johnson Electric Holdings Ltd.	1,076,250	3,928,350
K. Wah International Holdings Ltd.[b]	2,772,000	1,498,021
Kerry Logistics Network Ltd.	794,000	1,214,551
Lai Sun Development Co. Ltd.	52,898,665	1,187,147
Luk Fook Holdings International Ltd.	792,000	2,947,010
Macau Legend Development Ltd.[a,b]	3,168,000	1,164,503
Man Wah Holdings Ltd.	1,267,200	1,085,235
Melco International Development Ltd.[b]	1,980,000	3,978,719
Midland Holdings Ltd.[a,b]	3,168,000	1,597,617
Newocean Energy Holdings Ltd.[b]	2,376,000	867,248

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

Orient Overseas International Ltd.	396,000	$2,599,702
Pacific Basin Shipping Ltd.	4,752,000	1,759,013
Pacific Textiles Holdings Ltd.[b]	792,000	1,092,999
Paradise Entertainment Ltd.[b]	1,584,000	543,435
Playmates Toys Ltd.[b]	1,584,000	335,050
Prosperity REIT	5,085,000	1,888,835
Sa Sa International Holdings Ltd.[b]	1,584,000	1,025,580
Samson Holding Ltd.	3,517,000	458,146
Shun Tak Holdings Ltd.	3,168,000	1,450,521
Singamas Container Holdings Ltd.	3,898,000	633,466
SITC International Holdings Co. Ltd.	2,341,000	1,292,278
SmarTone Telecommunications Holding Ltd.[b]	785,000	1,376,953
SPT Energy Group Inc.[b]	1,584,000	253,331
Stella International Holdings Ltd.	792,000	2,094,063
Summit Ascent Holdings Ltd.[a,b]	1,584,000	882,571
Television Broadcasts Ltd.	518,500	3,216,655
Texwinca Holdings Ltd.	1,584,000	1,295,254
Town Health International Medical Group Ltd.[b]	7,128,000	1,498,532
Trinity Ltd.[b]	3,168,000	621,068
Truly International Holdings Ltd.	2,376,000	858,055
United Photovoltaics Group Ltd.[a,b]	7,128,000	974,505
Value Partners Group Ltd.[b]	1,584,000	1,352,458
VST Holdings Ltd.	2,640,000	841,030
VTech Holdings Ltd.[b]	396,000	5,582,464
Xinyi Glass Holdings Co. Ltd.	3,960,000	2,088,955
Yunbo Digital Synergy Group Ltd.[a]	51,084	23,126

		101,740,653
IRELAND — 0.94%
C&C Group PLC	852,192	3,336,948
FBD Holdings PLC	133,164	1,652,959
Glanbia PLC	338,976	5,470,002
Hibernia REIT PLC	594,396	747,211
Kingspan Group PLC	239,976	4,347,710
Paddy Power PLC	99,792	7,798,265
Smurfit Kappa Group PLC	470,844	11,614,744

		34,967,839
ISRAEL — 0.98%
Africa Israel Investments Ltd.[a]	76,032	67,686
Africa Israel Properties Ltd.	49,370	616,064
Airport City Ltd.[a]	134,412	1,111,669

Security	Shares	Value

AL-ROV (Israel) Ltd.[a]	19,627	$529,426
Alony Hetz Properties & Investments Ltd.	152,856	1,080,051
Alrov Properties and Lodgings Ltd.[a]	21,346	392,563
Amot Investments Ltd.	241,561	716,817
Bayside Land Corp. Ltd.	2,341	632,066
Cellcom Israel Ltd.[a]	106,128	562,004
Clal Insurance Enterprises Holdings Ltd.[a]	14,885	214,861
Delek Automotive Systems Ltd.	45,144	433,508
Discount Investment Corp. Ltd. Registered[b]	130,769	209,746
Elbit Systems Ltd.	28,512	1,757,512
Electra (Israel) Ltd.	5,676	608,378
Energix-Renewable Energies Ltd.[a]	3	2
EZchip Semiconductor Ltd.[a]	51,639	973,998
Frutarom[b]	109,692	3,439,444
Gazit Globe Ltd.[b]	125,532	1,593,951
Harel Insurance Investments & Financial Services Ltd.	156,816	700,209
Israel Discount Bank Ltd. Class Aa,b	1,202,256	1,883,334
Ituran Location and Control Ltd.	85,031	1,784,244
Jerusalem Economy Ltd.	46,826	163,046
Jerusalem Oil Exploration Ltd.[a]	52,507	1,559,441
MATRIX IT Ltd.	184,730	838,495
Melisron Ltd.[b]	55,642	1,622,802
Menorah Mivtachim Holdings Ltd.	55,441	489,034
Migdal Insurance & Financial Holdings Ltd.	75,636	90,606
Naphtha Israel Petroleum Corp. Ltd.[a]	267,649	1,357,348
Nitsba Holdings (1995) Ltd.[a]	65,862	897,855
Norstar Holdings Inc.	36,628	895,373
Oil Refineries Ltd.[a]	1,981,188	574,784
Ormat Industries Ltd.	99,902	701,817
Osem Investment Ltd.	71,280	1,265,118
Partner Communications Co. Ltd.[a]	159,984	544,425
Paz Oil Co. Ltd.	7,920	1,017,549
Plasson Industries Ltd.	26,044	874,999
Plus500 Ltd.[b]	106,920	915,324
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	29,781	1,181,090

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

Shikun & Binui Ltd.	347,202	$660,364
Shufersal Ltd.[b]	255,816	527,798
Strauss Group Ltd.[a]	68,904	1,015,320

		36,500,121
ITALY — 3.52%
A2A SpA	2,938,320	2,798,492
ACEA SpA	63,360	712,126
Anima Holding SpA[a,c]	80,784	404,024
Ansaldo STS SpA	257,796	2,590,553
Autogrill SpA[a]	352,440	3,016,638
Azimut Holding SpA	217,800	5,085,116
Banca Carige SpA[a,b]	10,944,171	734,822
Banca Generali SpA	139,392	3,891,527
Banca Popolare dell’Emilia Romagna SCa	1,022,594	6,917,910
Banca Popolare di Milano Scarl[a]	8,718,732	7,005,123
Banca Popolare di Sondrio Scarl	1,018,512	3,965,224
Beni Stabili SpA SIIQ	3,338,861	2,492,359
Brembo SpA	56,628	1,993,739
Buzzi Unicem SpA	215,028	2,640,015
CIR SpA[a]	2,068,806	2,283,185
Credito Valtellinese SCa	2,453,616	2,768,784
Danieli & C. Officine Meccaniche SpA RNC	191,664	3,140,434
Davide Campari-Milano SpA	851,400	5,764,576
De’Longhi SpA	100,584	1,813,795
DiaSorin SpA[b]	56,628	2,257,654
Ei Towers SpA[a]	24,629	1,220,373
ERG SpA	175,169	2,085,413
FinecoBank Banca Fineco SpA[a]	84,973	457,577
Gruppo Editoriale L’Espresso SpA[a,b]	731,644	925,524
GTECH SpA[b]	173,448	3,405,658
Hera SpA	1,847,349	4,523,672
Interpump Group SpA	164,340	2,338,519
Iren SpA	788,040	915,053
Italcementi SpA	292,644	2,014,429
Juventus Football Club SpA[a]	3,627,327	949,636
Maire Tecnimont SpA[a,b]	329,868	729,590
MARR SpA	216,612	3,786,312
Mediaset SpA[a]	1,550,290	7,057,182
Mediolanum SpA	545,292	3,879,687
Moncler SpA	240,372	3,575,047

Security	Shares	Value

Piaggio & C. SpA[a,b]	282,348	$860,262
Recordati SpA	304,920	5,040,876
Reply SpA	24,685	1,912,301
Safilo Group SpA[a,b]	53,026	756,941
Salini Impregilo SpA[a]	225,720	822,726
Salvatore Ferragamo SpA	117,216	3,394,111
Saras SpA[a]	725,076	810,848
Societa Cattolica di Assicurazioni Scrl	400,135	3,088,482
Sogefi SpA[a,b]	262,152	755,538
Sorin SpA[a]	785,268	1,823,668
Tod’s SpA[b]	29,304	3,009,198
Unipol Gruppo Finanziario SpA	544,316	2,745,624
World Duty Free SpA[a]	300,168	3,309,340
Yoox SpA[a,b]	118,404	2,566,706

		131,036,389
JAPAN — 29.91%
3-D Matrix Ltd.[a,b]	39,600	647,948
77 Bank Ltd. (The)	792,000	4,416,294
Accordia Golf Co. Ltd.	198,000	2,024,416
Achilles Corp.	792,000	1,024,850
Activia Properties Inc.	396	3,549,891
Adastria Holdings Co. Ltd.	55,040	1,459,580
Adeka Corp.	237,600	2,943,072
Aderans Co. Ltd.	39,600	353,304
Advance Residence Investment Corp.	2,772	7,114,953
Adways Inc.[a,b]	39,600	380,948
AEON Delight Co. Ltd.	39,600	892,361
AEON REIT Investment Corp.	1,188	1,630,321
Ai Holdings Corp.	198,000	3,480,782
Aica Kogyo Co. Ltd.	118,800	2,664,947
Aida Engineering Ltd.	158,400	1,580,427
AIFUL Corp.[a,b]	633,600	2,103,639
Airport Facilities Co. Ltd.	118,800	704,921
Akebono Brake Industry Co. Ltd.	234,100	833,046
Alps Electric Co. Ltd.	356,400	7,515,454
Anritsu Corp.	277,200	1,826,525
Aoyama Trading Co. Ltd.	118,800	4,010,063
Arcs Co. Ltd.	39,600	820,554
Ardepro Co. Ltd.[a,b]	158,400	204,970
Asahi Diamond Industrial Co. Ltd.	158,400	1,630,321
Asahi Holdings Inc.	79,200	1,184,646

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

Asahi Intecc Co. Ltd.	39,600	$2,117,124
Ashikaga Holdings Co. Ltd.	79,200	327,008
Askul Corp.[b]	39,600	619,293
Asukanet Co. Ltd.[b]	39,600	841,119
Autobacs Seven Co. Ltd.	158,400	2,332,882
Avex Group Holdings Inc.	79,200	1,344,441
Awa Bank Ltd. (The)	792,000	4,301,673
Azbil Corp.	198,000	4,959,060
Bank of Iwate Ltd. (The)	39,600	1,621,555
Bank of Nagoya Ltd. (The)	792,000	2,879,019
Benefit One Inc.	118,800	1,265,218
BIC Camera Inc.[b]	79,200	902,812
Broadleaf Co. Ltd.	79,200	1,231,168
Calsonic Kansei Corp.	396,000	2,278,943
Canon Marketing Japan Inc.	158,400	2,895,201
Capcom Co. Ltd.	158,400	2,674,049
Century Tokyo Leasing Corp.	118,800	2,834,856
Chiome Bioscience Inc.[a,b]	39,600	449,720
Clarion Co. Ltd.[a,b]	396,000	1,179,926
Coca-Cola East Japan Co. Ltd.	158,400	2,656,519
Coca-Cola West Co. Ltd.	39,600	569,061
Colowide Co. Ltd.	79,200	1,342,419
COMSYS Holdings Corp.	316,800	4,352,915
COOKPAD Inc.	39,600	1,599,642
Cosmo Oil Co. Ltd.	1,188,000	1,608,070
Cosmos Pharmaceutical Corp.	18,000	2,911,506
CROOZ Inc.[b]	39,600	684,020
CyberAgent Inc.	118,800	5,279,326
Daifuku Co. Ltd.	277,200	3,207,039
Daihen Corp.	396,000	1,928,336
Daiichikosho Co. Ltd.	79,200	2,302,541
Daikokutenbussan Co. Ltd.	42,200	1,641,800
Daikyo Inc.	792,000	1,179,926
Daio Paper Corp.	396,000	3,438,641
Daiseki Co. Ltd.	79,200	1,356,578
Daishi Bank Ltd. (The)	1,188,000	3,984,778
Daiwa House REIT Investment Corp.	792	3,849,930
Daiwa Office Investment Corp.	792	4,605,082
Daiwabo Holdings Co. Ltd.	792,000	1,328,259
Daiwahouse Residential Investment Corp.	792	3,728,566
DCM Holdings Co. Ltd.	237,600	1,595,934
Dena Co. Ltd.	79,200	1,047,100

Security	Shares	Value

Denki Kagaku Kogyo K.K.	792,000	$3,148,717
DIC Corp.	1,584,000	3,964,551
Digital Garage Inc.	79,200	1,144,191
DISCO Corp.	79,200	7,329,026
DMG Mori Seiki Co Ltd.	237,600	3,125,118
Dowa Holdings Co. Ltd.	396,000	3,195,914
Dr. Ci:Labo Co. Ltd.[b]	39,600	1,365,343
Duskin Co. Ltd.	237,600	3,766,324
Ebara Corp.	792,000	3,081,292
EDION Corp.	237,600	1,773,934
Euglena Co. Ltd.[a,b]	118,800	1,793,150
Exedy Corp.	118,800	2,630,561
Ezaki Glico Co. Ltd.	87,600	3,624,365
F@N Communications Inc.	79,400	907,796
Frontier Real Estate Investment Corp.	792	3,620,687
Fudo Tetra Corp.[b]	547,700	1,128,365
Fuji Machine Manufacturing Co. Ltd.	237,600	2,320,072
Fuji Oil Co. Ltd. New	158,400	2,045,654
Fuji Seal International Inc.	39,600	1,276,006
Fuji Soft Inc.	79,200	1,597,957
Fujikura Ltd.	792,000	3,324,020
Fujimi Inc.	39,600	620,304
Fujitec Co. Ltd.	39,600	409,603
Fukuoka REIT Corp.	792	1,602,002
Funai Electric Co. Ltd.	39,600	483,095
Furukawa Electric Co. Ltd.	1,584,000	2,656,519
Fuso Pharmaceutical Industries Ltd.	396,000	1,021,479
Futaba Industrial Co. Ltd.	312,500	1,574,937
Fuyo General Lease Co. Ltd.	39,600	1,286,119
Gakken Holdings Co. Ltd.	396,000	836,062
Global One Real Estate Investment Corp. Ltd.	792	3,293,679
Glory Ltd.	237,600	6,290,691
GLP J-REIT	4,356	4,961,757
GMO Internet Inc.	158,400	1,321,517
GNI Group Ltd.[a,b]	396,000	1,007,994
GS Yuasa Corp.	792,000	3,607,202
Gulliver International Co. Ltd.	158,400	1,271,623
Gunze Ltd.	396,000	1,031,592
Gurunavi Inc.	79,200	1,276,343
H.I.S. Co. Ltd.	118,800	4,116,256

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

H2O Retailing Corp.	198,000	$3,521,236
Hanwa Co. Ltd.	792,000	2,986,898
Happinet Corp.	39,600	445,001
Haseko Corp.	554,400	4,554,514
Hazama Ando Corp.	356,400	2,354,458
Heiwa Corp.	79,200	1,600,654
Heiwa Real Estate Co. Ltd.	158,400	2,277,594
Heiwa Real Estate REIT Inc.	1,980	1,650,211
Higo Bank Ltd. (The)	1,188,000	6,503,078
Hitachi Capital Corp.	118,800	2,362,549
Hitachi Zosen Corp.	396,000	2,191,291
Hogy Medical Co. Ltd.	79,200	4,139,854
Hokkaido Electric Power Co. Inc.[a]	396,000	3,216,141
Hokkoku Bank Ltd. (The)	1,188,000	3,822,960
Honeys Co. Ltd.	128,880	1,154,231
HORIBA Ltd.	79,200	2,605,951
Hoshizaki Electric Co. Ltd.	79,200	4,052,203
Hosiden Corp.	277,200	1,498,506
House Foods Group Inc.	237,600	4,785,780
Hulic Reit Inc.	1,584	2,378,731
Hyakugo Bank Ltd. (The)	1,188,000	5,066,939
Hyakujushi Bank Ltd. (The)	1,188,000	4,025,233
IBJ Leasing Co. Ltd.	39,600	752,119
Ichigo Group Holdings Co. Ltd.[b]	435,600	908,543
Iino Kaiun Kaisha Ltd.	351,700	2,074,900
Inabata & Co. Ltd.	237,600	2,186,571
Industrial & Infrastructure Fund Investment Corp.	792	4,005,006
Infomart Corp.	79,200	682,334
Internet Initiative Japan Inc.[b]	79,200	1,676,843
Iriso Electronics Co. Ltd.	39,600	2,319,397
Iseki & Co. Ltd.	792,000	1,523,790
Ishihara Sangyo Kaisha Ltd.[a]	1,188,000	1,041,706
IT Holdings Corp.	198,000	3,313,906
Ito EN Ltd.[b]	119,400	2,301,295
IwaiCosmo Holdings Inc.	118,800	1,369,388
Iwatani Corp.[b]	396,000	2,582,352
Izumi Co. Ltd.	118,800	4,298,302
J Trust Co. Ltd.	158,400	1,298,593
Jaccs Co. Ltd.	396,000	1,860,912
JAFCO Co. Ltd.	79,200	2,632,920
Japan Airport Terminal Co. Ltd.	158,400	7,214,404
Japan Aviation Electronics Industry Ltd.	105,000	2,409,909

Security	Shares	Value

Japan Communications Inc.[a,b]	237,600	$1,035,638
Japan Digital Laboratory Co. Ltd.	237,600	3,290,982
Japan Excellent Inc.	3,960	5,100,651
Japan Hotel REIT Investment Corp.	5,940	3,924,097
Japan Logistics Fund Inc.	3,564	7,655,022
Japan Petroleum Exploration Co. Ltd.	79,200	2,420,534
Japan Rental Housing Investments Inc.	2,772	2,208,821
Japan Securities Finance Co. Ltd.	435,600	2,176,795
Japan Steel Works Ltd. (The)	792,000	3,189,171
Jin Co. Ltd.[b]	39,600	1,218,695
Juki Corp.[b]	396,000	1,314,775
Juroku Bank Ltd. (The)	1,188,000	3,954,438
JVC Kenwood Corp.[a]	554,480	1,321,708
K’s Holdings Corp.	118,860	3,511,209
kabu.com Securities Co. Ltd.	312,500	1,707,956
Kadokawa Dwango[a]	85,967	1,280,009
Kagome Co. Ltd.[b]	237,600	3,774,415
Kagoshima Bank Ltd. (The)	792,000	4,996,144
Kaken Pharmaceutical Co. Ltd.	396,000	8,498,838
Kanematsu Corp.	1,584,000	2,278,943
Kasumi Co. Ltd.	198,000	1,667,067
Kawasaki Kisen Kaisha Ltd.	1,584,000	4,584,855
Kayaba Industry Co. Ltd.	396,000	1,587,843
Keihin Corp.	118,800	1,909,457
Keiyo Bank Ltd. (The)	1,188,000	6,543,532
Kenedix Inc.	475,200	2,168,367
Kenedix Realty Investment Corp.	792	4,712,961
Kenedix Residential Investment Corp.	792	2,299,170
Kewpie Corp.	277,200	6,465,994
Kinden Corp.	396,000	4,726,446
Kitz Corp.	435,600	2,087,795
Kiyo Bank Ltd. (The)	356,400	4,444,950
Koa Corp.	79,200	732,228
Kobayashi Pharmaceutical Co. Ltd.	118,800	7,999,898
Komeri Co. Ltd.	118,800	2,561,788
Komori Corp.	118,800	1,296,570
Konishi Co. Ltd.	39,600	684,020
Kose Corp.	39,600	1,786,745
Kumagai Gumi Co. Ltd.[a,b]	396,000	1,264,206

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

Kyodo Printing Co. Ltd.	433,000	$1,459,737
KYORIN Holdings Inc.	198,000	4,033,661
Kyowa Exeo Corp.	118,800	1,264,206
Laox Co. Ltd.[a,b]	396,000	893,372
Leopalace21 Corp.[a]	514,800	3,361,440
Lintec Corp.	79,200	1,759,101
Lion Corp.	396,000	2,160,950
Macnica Inc.	39,600	1,173,184
Maeda Kosen Co. Ltd.[b]	79,200	766,615
Maruha Nichiro Corp.	198,000	2,964,985
Marusan Securities Co. Ltd.	237,600	1,660,661
Marvelous Inc.[b]	79,200	1,200,153
Matsui Securities Co. Ltd.	277,200	2,371,651
Matsumotokiyoshi Co. Ltd.	79,200	2,629,549
Matsuya Co. Ltd.	118,800	1,981,264
MEGMILK SNOW BRAND Co. Ltd.	79,200	1,094,297
Meidensha Corp.	396,000	1,193,411
Meitec Corp.	158,400	4,659,022
Message Co. Ltd.	39,600	1,061,933
Micronics Japan Co. Ltd.[b]	39,600	1,080,475
MID REIT Inc.	1,188	3,044,209
Ministop Co. Ltd.	79,200	1,072,047
Misumi Group Inc.	237,600	8,970,808
Mitsubishi Steel Manufacturing Co. Ltd.	1,188,000	2,427,276
Mitsui Engineering & Shipbuilding Co. Ltd.	1,584,000	2,602,580
Mitsui Mining & Smelting Co. Ltd.	1,188,000	2,508,185
Mitsumi Electric Co. Ltd.	198,000	1,528,847
Miura Co. Ltd.	118,800	1,353,206
Mizuno Corp.	792,000	3,917,354
Modec Inc.[b]	39,600	644,577
Monex Group Inc.	449,970	934,684
MonotaRO Co. Ltd.	39,700	1,018,989
Mori Hills REIT Investment Corp.	2,376	3,369,868
MORI TRUST Sogo REIT Inc.	2,772	5,786,357
Morinaga Milk Industry Co. Ltd.	396,000	1,719,321
MOS Food Services Inc.	39,600	824,263
Moshi Moshi Hotline Inc.	118,800	1,319,831
Musashino Bank Ltd. (The)	118,800	3,934,210
Nachi-Fujikoshi Corp.	396,000	2,150,836
Nagase & Co. Ltd.	396,000	4,969,174
Nakanishi Inc.	39,600	1,459,737

Security	Shares	Value

Namura Shipbuilding Co. Ltd.	118,800	$1,218,695
Nankai Electric Railway Co. Ltd.	792,000	3,182,429
NanoCarrier Co. Ltd.[a,b]	79,200	914,948
Nanto Bank Ltd. (The)	792,000	2,676,746
Net One Systems Co. Ltd.[b]	275,000	1,652,833
Next Co. Ltd.	39,600	333,750
Nichi-Iko Pharmaceutical Co. Ltd.	158,400	2,872,277
Nichicon Corp.	158,400	1,217,684
Nichirei Corp.	396,000	2,113,753
Nifco Inc.	198,000	6,877,283
Nihon Kohden Corp.	118,800	5,926,599
Nihon M&A Center Inc.	79,200	2,771,140
Nihon Nohyaku Co. Ltd.	79,200	940,570
Nihon Parkerizing Co. Ltd.	277,200	6,671,301
Nihon Unisys Ltd.	158,400	1,399,729
Nikkiso Co. Ltd.	79,200	703,236
Nippon Accommodations Fund Inc.	792	3,280,194
Nippon Chemi-Con Corp.[a]	396,000	1,132,729
Nippon Coke & Engineering Co. Ltd.	1,096,500	1,026,817
Nippon Denko Co. Ltd.	390,900	991,684
Nippon Kayaku Co. Ltd.	396,000	5,589,478
Nippon Konpo Unyu Soko Co. Ltd.	237,600	3,731,937
Nippon Light Metal Holdings Co. Ltd.	1,346,400	2,028,798
Nippon Paper Industries Co. Ltd.	198,000	3,145,345
Nippon Seiki Co. Ltd.	396,000	9,018,005
Nippon Sharyo Ltd.[b]	792,000	2,400,306
Nippon Sheet Glass Co. Ltd.[a]	1,980,000	1,837,313
Nippon Shinyaku Co. Ltd.	396,000	13,164,602
Nippon Shokubai Co. Ltd.	396,000	5,380,462
Nippon Steel & Sumikin Bussan Corp.	396,000	1,459,737
Nippon Suisan Kaisha Ltd.[a]	673,200	2,344,007
Nippon Yakin Kogyo Co. Ltd.[a,b]	390,900	788,689
Nipro Corp.[b]	237,600	2,095,548
Nishi-Nippon City Bank Ltd. (The)	1,584,000	5,205,159
Nishi-Nippon Railroad Co. Ltd.	396,000	1,722,692
Nishimatsu Construction Co. Ltd.	397,000	1,612,131
Nishimatsuya Chain Co. Ltd.	316,800	2,535,155
Nishio Rent All Co. Ltd.	79,200	2,450,875
Nissan Chemical Industries Ltd.	277,200	5,163,356
Nissan Shatai Co. Ltd.	118,800	1,319,831

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

Nissha Printing Co. Ltd.	79,200	$1,280,388
Nisshin OilliO Group Ltd. (The)	792,000	2,892,504
Nisshin Steel Co. Ltd.	198,000	2,078,355
Nisshinbo Holdings Inc.	396,000	4,490,461
Nitto Boseki Co. Ltd.	792,000	2,804,853
Nitto Kogyo Corp.	39,600	769,649
Noevir Holdings Co. Ltd.	39,600	724,812
Nomura Co. Ltd.	118,800	1,129,695
Nomura Real Estate Master Fund Inc.	3,960	4,979,287
Nomura Real Estate Office Fund Inc.	792	4,052,203
Nomura Real Estate Residential Fund Inc.	396	2,302,541
North Pacific Bank Ltd.	704,500	2,650,909
NSD Co. Ltd.	277,200	4,304,370
NTN Corp.	1,188,000	5,157,962
Obara Group Inc.	39,600	1,992,389
OBIC Co. Ltd.	158,400	5,360,235
Ogaki Kyoritsu Bank Ltd. (The)	1,188,000	3,671,255
Okasan Securities Group Inc.	396,000	2,818,337
Oki Electric Industry Co. Ltd.	1,584,000	3,263,338
Okinawa Electric Power Co. Inc. (The)	79,200	2,754,284
Okuma Corp.	396,000	3,415,043
Onoken Co. Ltd.	118,800	979,001
Orient Corp.[a,b]	910,800	1,372,422
Orix JREIT Inc.	5,148	7,739,640
OSG Corp.	198,000	3,676,312
Pacific Metals Co. Ltd.[a]	396,000	1,078,789
Paramount Bed Holdings Co. Ltd.	39,600	1,102,388
Penta-Ocean Construction Co. Ltd.	673,200	2,590,443
Pigeon Corp.	79,200	4,982,659
Pilot Corp.	39,600	2,369,966
Pioneer Corp.[a]	704,500	1,337,449
Pola Orbis Holdings Inc.	39,600	1,699,093
Premier Investment Corp.	792	4,240,991
Press Kogyo Co. Ltd.	396,000	1,348,487
Prima Meat Packers Ltd.	396,000	1,034,964
Pronexus Inc.	158,400	1,010,017
Proto Corp.	125,600	1,975,983
Raito Kogyo Co. Ltd.	118,800	1,188,354
Rengo Co. Ltd.	396,000	1,675,495

Security	Shares	Value

Resorttrust Inc.	198,000	$4,778,700
Ricoh Leasing Co. Ltd.	39,600	1,043,392
Ringer Hut Co. Ltd.	118,800	2,339,287
Riso Kagaku Corp.	79,200	1,386,244
Rohto Pharmaceutical Co. Ltd.	237,600	3,214,118
Round One Corp.	158,400	993,835
Ryobi Ltd.	396,000	1,075,418
Ryohin Keikaku Co. Ltd.	79,200	8,812,361
Ryosan Co. Ltd.	79,200	1,696,396
S Foods Inc.	24,000	433,559
Saizeriya Co. Ltd.	198,000	3,211,084
San-in Godo Bank Ltd. (The)	792,000	6,506,449
Sanix Inc.[a,b]	158,400	515,122
Sanken Electric Co. Ltd.	396,000	3,273,452
Sankyo Tateyama Inc.	39,600	613,899
Sankyu Inc.	792,000	3,195,914
Sanwa Holdings Corp.	673,200	4,699,476
Sanyo Shokai Ltd.	396,000	940,570
Sanyo Special Steel Co. Ltd.	396,000	1,341,744
Sapporo Holdings Ltd.	792,000	3,364,475
Sato Holdings Corp.	39,600	924,388
Sawada Holdings Co. Ltd.	79,200	579,175
Sawai Pharmaceutical Co. Ltd.	79,200	4,827,583
SCREEN Holdings Co. Ltd.	396,000	2,373,337
SCSK Corp.	81,880	2,058,414
Seino Holdings Co. Ltd.	792,000	8,690,997
Sekisui House SI Residential Investment Corp.	1,188	1,345,116
Senshu Ikeda Holdings Inc.	586,980	2,623,458
Seria Co. Ltd.	39,600	1,147,899
Shibuya Kogyo Co. Ltd.	39,600	830,331
Shiga Bank Ltd. (The)	792,000	4,456,749
Shima Seiki Manufacturing Ltd.	118,800	2,108,696
Shimachu Co. Ltd.	198,000	4,991,087
Shinko Electric Industries Co. Ltd.	158,400	1,123,289
Shinko Plantech Co. Ltd.	277,200	2,081,389
Ship Healthcare Holdings Inc.	79,200	1,976,207
SHO-BOND Holdings Co. Ltd.	39,600	1,685,608
Showa Corp.	158,400	1,626,275
Showa Denko K.K.	1,980,000	2,545,269
Sinanen Co. Ltd.	396,000	1,557,502
SKY Perfect JSAT Holdings Inc.	547,700	3,343,131
SMS Co. Ltd.	79,200	719,418
Sodick Co. Ltd.	79,200	689,077

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

Sohgo Security Services Co. Ltd.	118,800	$3,064,436
Sojitz Corp.	2,376,000	3,094,777
Sosei Group Corp.[a,b]	39,600	1,343,430
Sotetsu Holdings Inc.	1,188,000	5,461,371
Square Enix Holdings Co. Ltd.	158,400	3,512,808
Star Micronics Co. Ltd.	198,000	2,496,386
Start Today Co. Ltd.	118,800	2,424,242
Sugi Holdings Co. Ltd.	79,200	3,742,051
Sumco Corp.	237,600	4,061,642
Sumitomo Bakelite Co. Ltd.	792,000	3,303,793
Sumitomo Forestry Co. Ltd.	356,400	3,343,573
Sumitomo Mitsui Construction Co. Ltd.[a,b]	1,584,000	2,238,488
Sumitomo Osaka Cement Co. Ltd.	792,000	2,319,397
Sumitomo Warehouse Co. Ltd. (The)	396,000	2,235,117
Sundrug Co. Ltd.	79,200	3,384,702
Tadano Ltd.	396,000	4,824,211
Taikisha Ltd.	39,600	948,323
Taiyo Yuden Co. Ltd.	198,000	2,493,015
Takara Bio Inc.	118,800	1,367,366
Takara Holdings Inc.	396,000	2,545,269
Takara Leben Co. Ltd.	79,200	418,031
Takata Corp.[b]	79,200	934,501
Takiron Co. Ltd.	28,000	125,144
Teikoku Sen-I Co. Ltd.	39,600	829,994
Tekken Corp.[b]	396,000	1,506,934
Temp Holdings Co. Ltd.	79,200	2,703,716
Toagosei Co. Ltd.	1,188,000	4,793,871
TOC Co. Ltd.	356,400	2,184,549
Toda Corp.	792,000	2,858,792
Toho Holdings Co. Ltd.	118,800	1,662,684
Toho Zinc Co. Ltd.	792,000	2,514,928
Tohokushinsha Film Corp.	79,300	574,506
Tokai Carbon Co. Ltd.	792,000	2,305,912
Tokai Rika Co. Ltd.	118,800	2,471,776
Tokai Tokyo Financial Holdings Inc.	475,200	3,195,914
Tokuyama Corp.	796,000	1,788,992
Tokyo Broadcasting System Holdings Inc.	79,200	912,251
Tokyo Dome Corp.	396,000	1,847,427
Tokyo Ohka Kogyo Co. Ltd.	79,200	2,737,428
Tokyo Seimitsu Co. Ltd.	118,800	2,437,390

Security	Shares	Value

Tokyo Steel Manufacturing Co. Ltd.	237,600	$1,810,344
Tokyo TY Financial Group Inc.[a]	57,744	1,664,014
Tokyotokeiba Co. Ltd.[b]	396,000	994,509
Tokyu Construction Co. Ltd.	198,040	1,009,883
TOKYU REIT Inc.	3,564	4,733,189
TOMONY Holdings Inc.	312,500	1,362,108
Tomy Co. Ltd.	316,800	1,763,821
Top REIT Inc.	396	1,702,465
Topcon Corp.	198,000	3,971,294
Topre Corp.	118,800	1,648,525
Toshiba Machine Co. Ltd.	396,000	1,533,904
Toshiba Plant Systems & Services Corp.	39,600	612,213
Tosoh Corp.	1,188,000	6,482,850
Totetsu Kogyo Co. Ltd.	39,600	952,369
Toyo Construction Co. Ltd.	312,500	1,511,088
Toyo Corp.	79,200	747,062
Toyo Ink SC Holdings Co. Ltd.	396,000	1,871,025
Toyo Kanetsu K.K.	396,000	815,835
Toyo Tire & Rubber Co. Ltd.	198,000	4,515,745
Toyobo Co. Ltd.	1,980,000	2,680,117
Toyota Boshoku Corp.	39,600	527,933
TPR Co. Ltd.	118,800	3,044,209
TS Tech Co. Ltd.	158,400	4,029,279
TSI Holdings Co. Ltd.	237,600	1,363,320
Tsubakimoto Chain Co.	396,000	3,222,883
Tsukuba Bank Ltd. (The)	390,900	1,151,419
Tsumura & Co.	118,800	2,721,583
Tsuruha Holdings Inc.	39,600	2,680,117
UACJ Corp.	402,944	1,001,657
Ube Industries Ltd.	1,584,000	2,386,822
ULVAC Inc.[a]	118,800	1,719,321
Unipres Corp.	79,200	1,388,267
United Arrows Ltd.	39,600	1,131,043
Universal Entertainment Corp.	39,600	672,558
UNY Group Holdings Co. Ltd.	475,200	2,746,868
USEN Corp.[a]	356,940	945,033
Ushio Inc.	237,600	2,775,186
Valor Co. Ltd.	118,800	2,260,401
ValueCommerce Co. Ltd.[b]	79,200	356,001
VT Holdings Co. Ltd.	234,100	944,651
Wacoal Holdings Corp.	396,000	3,957,809
Wacom Co. Ltd.[b]	316,800	1,351,184

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

Xebio Co. Ltd.	118,800	$1,848,775
Yahagi Construction Co. Ltd.	79,200	595,357
YAMABIKO Corp.	39,600	1,719,321
Yodogawa Steel Works Ltd.	792,000	2,872,277
Yokogawa Bridge Holdings Corp.	39,600	446,686
Yokohama Reito Co. Ltd.	158,400	1,103,062
Yondoshi Holdings Inc.	39,600	609,179
Yoshinoya Holdings Co. Ltd.	277,200	3,145,683
Yumeshin Holdings Co. Ltd.[b]	79,200	508,380
Zenkoku Hosho Co. Ltd.	118,800	3,822,960
Zensho Holdings Co. Ltd.[b]	237,600	2,150,162
Zeon Corp.	396,000	4,082,544
ZERIA Pharmaceutical Co. Ltd.	39,600	647,274

		1,113,692,804
NETHERLANDS — 1.75%
Aalberts Industries NV	268,824	7,768,910
Arcadis NV	153,217	4,660,460
ASM International NVb	113,652	4,663,835
BinckBank NV	190,838	1,572,064
Corbion NV	176,576	2,937,052
Eurocommercial Properties NV	63,360	2,824,195
Euronext NVa,c	41,976	1,362,299
Fugro NV CVA	50,292	1,091,341
IMCD Group NVa	12,007	380,735
Koninklijke BAM Groep NVb	562,825	1,701,487
Mota-Engil Africa NVa	22,814	158,843
NSI NV	157,921	705,518
Nutreco NV	159,588	8,112,926
PostNL NVa	970,596	3,532,244
Royal Imtech NVa,b	180,972	843,420
SBM Offshore NVa,b	376,992	4,121,012
SNS REAAL NVa,b	291,555	3
TKH Group NV	66,132	2,061,189
TomTom NVa,b	261,756	1,731,510
USG People NV	162,360	1,885,284
VastNed Retail NV	74,052	3,672,220
Wereldhave NV	91,700	6,600,919
Wessanen	440,564	2,817,872

		65,205,338
NEW ZEALAND — 1.06%
Air New Zealand Ltd.	819,324	1,552,077
Argosy Property Ltd.	1,119,096	921,892
Chorus Ltd.[a]	867,243	1,668,029

Security	Shares	Value

Fisher & Paykel Healthcare Corp. Ltd.	1,513,116	$6,819,944
Freightways Ltd.	1,386,698	6,008,599
Genesis Energy Ltd.	199,873	324,952
Goodman Property Trust	1,359,072	1,163,969
Infratil Ltd.	925,056	2,121,642
Kathmandu Holdings Ltd.	418,176	610,059
Kiwi Property Group Ltd.	5,608,403	5,373,164
Nuplex Industries Ltd.	363,666	789,207
Precinct Properties New Zealand Ltd.	1,094,148	984,724
Sky Network Television Ltd.	790,433	3,476,599
SKYCITY Entertainment Group Ltd.	1,191,168	3,397,681
Synlait Milk Ltd.[a]	399,719	986,395
Trade Me Group Ltd.	778,140	2,050,130
Xero Ltd.[a]	17,424	197,789
Z Energy Ltd.	339,372	1,219,265

		39,666,117
NORWAY — 1.78%
Akastor ASA[b]	316,404	775,650
Aker ASA Class A	36,432	775,599
American Shipping ASA	86,991	336,718
Archer Ltd.[a,b]	713,196	282,500
Atea ASA	93,852	1,038,360
Austevoll Seafood ASA	227,700	1,330,857
Bakkafrost P/F	66,528	1,381,976
Borregaard ASA	185,724	1,305,975
BW LPG Ltd.[b,c]	177,408	1,098,485
BW Offshore Ltd.	816,948	781,057
Deep Sea Supply PLC	166,645	87,940
Det norske oljeselskap ASA[a,b]	214,632	891,704
DNO ASA[a,b]	1,065,636	2,337,373
Fred Olsen Energy ASA[b]	85,140	710,736
Golden Ocean Group Ltd.[b]	830,016	515,326
Hexagon Composites ASA[b]	183,348	447,104
Hoegh LNG Holdings Ltd.[a,b]	89,100	879,447
Kongsberg Automotive ASA[a]	843,480	662,769
Kvaerner ASA	470,844	549,181
Leroey Seafood Group ASA	39,996	1,403,640
Marine Harvest ASA	646,602	8,467,854
Nordic Semiconductor ASA[a,b]	211,068	1,456,956
Norwegian Air Shuttle ASA[a,b]	65,736	2,578,381

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

Norwegian Property ASA[a]	597,147	$801,281
Odfjell Drilling Ltd.[b]	131,276	152,101
Opera Software ASA[b]	287,100	3,796,884
Petroleum Geo-Services ASA[b]	433,224	2,348,761
Prosafe SE	529,454	1,414,063
REC Silicon ASA[a,b]	4,196,016	900,326
REC Solar ASA[a]	79,596	1,047,519
Salmar ASA	80,388	1,239,451
Schibsted ASA	159,588	10,295,336
SpareBank 1 Nord-Norge	161,449	781,155
SpareBank 1 SMN	465,085	3,300,390
Stolt-Nielsen Ltd.[b]	104,951	1,652,025
Storebrand ASA[a]	982,476	2,966,252
TGS-NOPEC Geophysical Co. ASA[b]	215,424	4,989,176
Wilh Wilhelmsen ASA	80,327	448,766

		66,229,074
PORTUGAL — 0.47%
Banco BPI SAa,b,d	427,412	402,249
BANIF - Banco Internacional do Funchal SAa,b	80,697,100	546,376
CTT-Correios de Portugal SA	205,524	2,168,486
Mota-Engil SGPS SAb	153,426	473,867
NOS SGPS	264,528	1,682,981
Portucel SA	1,201,860	4,871,612
Portugal Telecom SGPS SA Registered[b]	1,006,236	716,492
Redes Energeticas Nacionais SA	584,496	1,662,128
Semapa - Sociedade de Investimento e Gestao SGPS SA	269,536	3,166,285
Sonae SGPS SA	1,418,472	1,863,186

		17,553,662
SINGAPORE — 2.21%
ARA Asset Management Ltd.	806,600	1,013,391
Ascendas India Trust	2,772,000	1,751,578
Asian Pay Television Trust	3,168,000	2,130,574
Biosensors International Group Ltd.[a,b]	2,772,000	1,321,366
Boustead Singapore Ltd.	1,188,000	1,580,371
Cambridge Industrial Trust[b]	3,909,000	1,964,467
CapitaRetail China Trust	1,228,380	1,556,922
CDL Hospitality Trusts	2,376,000	3,160,742

Security	Shares	Value

COSCO Corp. (Singapore) Ltd.[b]	1,980,000	$790,185
Ezion Holdings Ltd.[b]	2,772,480	2,602,209
Ezra Holdings Ltd.[b]	2,056,200	805,399
First REIT	1,980,000	1,924,248
First Resources Ltd.[b]	792,000	1,091,627
Frasers Centrepoint Trust[b]	1,188,000	1,817,427
Frasers Commercial Trust	1,980,000	2,173,010
GMG Global Ltd.	10,965,000	518,631
Hong Leong Asia Ltd.	792,000	845,791
Hyflux Ltd.[b]	1,188,500	838,827
Indofood Agri Resources Ltd.	976,000	512,128
Kenon Holdings Ltd.[a,b]	28,648	486,424
Keppel REIT	1,584,000	1,445,747
KrisEnergy Ltd.[a,b]	1,188,000	544,350
Lippo Malls Indonesia Retail Trust	4,102,000	1,076,203
M1 Ltd./Singapore	792,000	2,194,960
Mapletree Commercial Trust	1,188,000	1,330,146
Mapletree Greater China Commercial Trust	3,960,000	2,985,145
Mapletree Industrial Trust	3,564,960	4,031,031
Mapletree Logistics Trust	3,960,000	3,511,936
Midas Holdings Ltd.[b]	3,125,000	785,234
Neptune Orient Lines Ltd.[a,b]	1,188,000	886,764
OSIM International Ltd.[b]	792,000	1,135,526
OUE Hospitality Trust	61,833	42,727
OUE Ltd.[b]	396,000	643,855
Perennial Real Estate Holdings Ltd.[a,b]	1,816,809	1,403,123
Raffles Education Corp. Ltd.	4,301,397	1,049,044
Raffles Medical Group Ltd.[b]	396,000	1,161,865
Rex International Holding Ltd.[a,b]	1,188,000	338,024
Rowsley Ltd.[a,b]	3,125,000	461,902
SATS Ltd.	792,000	1,732,555
Singapore Post Ltd.	3,564,000	5,636,657
SMRT Corp. Ltd.[b]	3,168,000	4,097,258
Soilbuild Business Space REIT	3,564,000	2,054,482
Super Group Ltd.[b]	792,000	649,708
Tat Hong Holdings Ltd.	792,000	433,139
Tiger Airways Holdings Ltd.[a,b]	5,033,549	1,246,204
United Engineers Ltd.	792,000	1,779,381
Vard Holdings Ltd.[a,b]	1,584,000	591,176
Venture Corp. Ltd.	792,000	4,758,673
Wing Tai Holdings Ltd.	2,145,900	2,902,222

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

Yanlord Land Group Ltd.[b]	1,584,000	$1,182,352
Ying Li International Real Estate Ltd.[a,b]	3,517,000	649,804
Yoma Strategic Holdings Ltd.[a,b]	1,584,000	632,148

		82,258,658
SPAIN — 2.31%
Abengoa SAb	249,480	792,495
Abengoa SA Class Bb	706,068	2,079,551
Acciona SAa,b	55,044	3,941,160
Acerinox SAb	246,312	3,668,952
Almirall SAa	146,956	2,565,430
Applus Services SAa	78,804	825,237
Atresmedia Corporacion de Medios de Comunicacion SA	158,004	2,321,462
Axia Real Estate SOCIMI SAa	792	9,929
Bolsas y Mercados Espanoles	88,326	3,633,525
Carbures Europe SAa,b	100,793	244,541
Construcciones y Auxiliar de Ferrocarriles SAb	6,653	2,233,130
Deoleo SAa	22,493	10,153
Ebro Foods SA	225,726	3,838,639
Faes Farma SA	766,373	1,560,989
Faes Farma SA New	27,309	55,624
Fomento de Construcciones y Contratas SAa	271,502	3,367,078
Gamesa Corporacion Tecnologica SAa	511,632	5,091,084
Grupo Catalana Occidente SA	102,960	2,945,296
Hispania Activos Inmobiliarios SAU[a]	20,988	281,128
Indra Sistemas SAb	265,716	2,717,516
Inmobiliaria Colonial SAa	4,428,468	2,998,384
Jazztel PLC[a]	491,436	6,959,742
Let’s GOWEX SAa	51,450	1
Liberbank SAa	2,899,512	2,044,972
Mediaset Espana Comunicacion SAa	335,061	4,081,586
Melia Hotels International SAb	55,044	632,635
Merlin Properties SOCIMI SAa,b	51,778	620,515
NH Hotel Group SAa,b	485,892	2,407,059
Obrascon Huarte Lain SAb	101,887	2,356,401
Papeles y Cartones de Europa SA	359,652	1,730,948
Promotora de Informaciones SAa	2,996,532	794,638

Security	Shares	Value

Prosegur Compania de Seguridad SA	438,768	$2,440,981
Sacyr SAa,b	691,812	2,563,738
Tecnicas Reunidas SA	70,884	2,756,824
Tubacex SA	584,496	1,711,596
Tubos Reunidos SA	616,429	1,106,019
Viscofan SA	112,860	6,527,042
Zeltia SAa,b	592,416	2,018,906

		85,934,906
SWEDEN — 4.02%
AAK AB	44,352	2,412,099
Active Biotech ABa,b	101,103	223,656
AF AB	106,920	1,641,453
Arcam ABa,b	36,432	786,117
Avanza Bank Holding AB	32,868	1,084,680
Axfood AB	28,116	1,707,873
Axis Communications ABb	87,120	2,337,958
B & B Tools AB Class B	59,400	1,017,830
Betsson AB	61,776	2,317,221
Billerud AB	306,504	4,668,448
BioGaia AB Class B	31,399	683,210
Castellum AB	470,448	7,404,376
Clas Ohlson AB Class B	39,600	612,733
Cloetta ABa,b	329,076	998,472
Com Hem Holding ABa	45,745	354,184
Concentric AB	104,148	1,334,513
Fabege AB	457,776	6,264,195
Fastighets AB Balder Class Ba	114,840	1,664,479
Fingerprint Cards ABa,b	137,412	524,901
Gunnebo AB	112,497	548,039
Haldex AB	68,904	932,885
Hemfosa Fastigheter ABa	25,039	538,769
Hexpol AB	67,716	6,806,430
HIQ International AB	134,575	697,891
Holmen AB Class B	116,772	4,216,380
Hufvudstaden AB Class A	117,612	1,542,578
Industrial & Financial Systems Class B	29,913	922,074
Indutrade AB	38,412	1,566,671
Intrum Justitia AB	234,828	6,259,279
JM AB	181,368	5,983,152
Kungsleden AB	449,460	3,450,092
LE Lundbergfortagen AB	46,728	2,048,193

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

Lindab International ABa	172,817	$1,434,144
Loomis AB Class B	243,144	7,201,044
Meda AB Class A	491,869	6,938,829
Medivir ABa,b	74,448	884,202
Mekonomen AB	38,808	912,445
Modern Times Group MTG AB Class B	110,088	3,119,345
NCC AB Class B	196,416	6,360,854
Net Entertainment NE AB	63,360	2,010,529
Nibe Industrier AB Class B	220,968	5,620,060
Nobia AB	375,408	3,260,590
Nolato AB	34,093	820,133
Nordnet AB	120,300	404,274
Opus Group ABb	369,864	330,856
Orexo ABa,b	35,640	602,082
Oriflame Cosmetics SA SDR[b]	103,623	1,391,669
Peab AB	538,443	3,872,778
Qliro Group ABa	282,594	546,574
Ratos AB Class Bb	401,544	2,511,940
Rezidor Hotel Group ABa	140,184	525,323
Saab AB Class B	126,324	3,081,576
SAS ABa	507,094	1,011,436
SSAB AB Class Aa,b	347,688	1,692,113
SSAB AB Class Ba	405,757	1,750,566
Swedish Orphan Biovitrum ABa	321,156	3,371,722
Trelleborg AB Class B	540,540	9,788,260
Unibet Group PLC SDR	47,124	2,805,526
Vostok Nafta Investment Ltd.[a]	174,385	706,187
Wallenstam AB Class B	87,516	1,450,410
Wihlborgs Fastigheter AB	95,040	1,861,175

		149,817,473
SWITZERLAND — 4.35%
AFG Arbonia-Forster Holding AG Registered[a,b]	45,144	807,150
Allreal Holding AG Registered[a]	23,760	3,731,667
Ascom Holding AG Registered	127,138	1,955,331
Autoneum Holding AGa	9,504	1,590,800
Banque Cantonale Vaudoise Registered	5,865	3,420,002
Basilea Pharmaceutica Registered[a]	22,572	2,612,812
BKW AG	15,669	468,341
Bossard Holding AG	11,880	1,229,255
Bucher Industries AG Registered	19,800	4,863,649

Security	Shares	Value

Burckhardt Compression Holding AG	10,692	$3,306,205
Cembra Money Bank AG	26,928	1,639,007
Clariant AG Registered[a]	584,892	9,408,621
Cosmo Pharmaceuticals SpA	8,316	1,247,332
Dufry AG Registered[a,b]	58,608	8,637,840
EFG International AG	91,695	990,651
Evolva Holding SAa,b	485,100	759,246
Flughafen Zurich AG Registered	10,965	7,460,562
Forbo Holding AG Registered[a]	3,960	3,845,726
Galenica Holding AG Registered	9,108	7,330,552
GAM Holding AG	371,844	6,587,748
Gategroup Holding AGa	77,191	2,139,417
Georg Fischer AG Registered[a]	9,900	5,934,297
Helvetia Holding AG Registered	13,800	7,042,117
Huber & Suhner AG Registered	24,087	1,072,075
Implenia AG Registered	22,968	1,254,434
Inficon Holding AG Registered[a]	3,125	1,046,139
Intershop Holdings AG Bearer	1,584	637,009
Kaba Holding AG Class B Registered	11,088	5,567,802
Komax Holding AG Registered[a]	11,088	1,669,135
Kudelski SA Bearer	114,048	1,307,762
Kuoni Reisen Holding AG Class B Registered[a]	9,504	3,181,601
Leonteq AG	8,712	1,920,323
Logitech International SA Registered	327,096	4,817,293
Meyer Burger Technology AGa,b	203,544	1,265,444
Mobilezone Holding AG Bearer[a]	206,518	2,469,103
Mobimo Holding AG Registered[a]	13,860	3,199,678
Myriad Group AGa,b	53,064	228,394
OC Oerlikon Corp. AG Registered[a]	338,184	3,859,499
Orascom Development Holding AGa	46,036	788,073
Panalpina Welttransport Holding AG Registered	31,680	3,873,703
PSP Swiss Property AG Registered[a]	97,812	10,094,288
Rieter Holding AG Registered[a]	10,573	1,531,853
Santhera Pharmaceutical Holding AGa,b	3,564	408,676
Schmolz + Bickenbach AG Registered[a]	1,178,496	1,050,342

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

Schweiter Technologies AG Bearer	805	$616,841
SFS Group AGa	4,495	293,625
Straumann Holding AG Registered	19,404	4,388,862
Swissquote Group Holding SA Registered	23,901	623,470
Tecan AG Registered	30,096	3,033,970
Temenos Group AG Registered[a]	144,540	4,406,659
U-Blox AGa	18,805	2,693,874
Valiant Holding AG Registered	33,264	2,711,592
Valora Holding AG Registered	12,141	2,932,156
Vetropack Holding AG Bearer	396	575,030
Von Roll Holding AG Bearer[a]	254,469	359,556
Zehnder Group AG Bearer	22,592	982,207

		161,868,796
UNITED KINGDOM — 22.00%
Abcam PLC	361,944	2,348,369
Acacia Mining PLC	325,116	1,376,495
Advanced Computer Software Group PLC	830,412	1,730,485
Advanced Medical Solutions Group PLC	658,944	1,303,888
Afren PLC[a,b]	2,101,176	167,255
African Minerals Ltd.[a,b]	490,220	73,626
Al Noor Hospitals Group PLC	76,428	1,042,268
Alent PLC	614,592	3,373,770
Amerisur Resources PLC[a,b]	1,808,136	923,318
Amlin PLC	1,158,696	8,481,960
Anglo Pacific Group PLC	249,480	318,490
Anite PLC	624,269	766,480
AO World PLC[a]	361,152	1,666,297
Arrow Global Group PLC	306,900	1,039,405
Ashmore Group PLC[b]	661,320	2,787,023
ASOS PLC[a,b]	54,252	2,238,286
Avanti Communications Group PLC[a,b]	238,392	776,949
AVEVA Group PLC	156,024	3,076,786
Balfour Beatty PLC	1,351,944	4,507,678
Bank of Georgia Holdings PLC	59,004	1,799,835
Barratt Developments PLC	1,965,744	13,533,582
BBA Aviation PLC	1,108,246	5,650,894
Beazley PLC	735,372	3,192,981
Bellway PLC	262,944	7,203,264

Security	Shares	Value

Berendsen PLC	488,268	$8,169,297
Berkeley Group Holdings PLC (The)	243,540	8,862,677
Betfair Group PLC	143,796	3,481,393
Big Yellow Group PLC	192,060	1,762,460
Bodycote PLC	503,316	5,140,328
Booker Group PLC	3,091,968	6,942,524
Bovis Homes Group PLC	332,640	4,151,611
Brewin Dolphin Holdings PLC	474,804	2,092,260
Britvic PLC	550,487	5,824,642
BTG PLC[a]	782,593	9,297,232
Bwin.Party Digital Entertainment PLC	1,564,992	2,507,943
Cable & Wireless Communications PLC	5,546,794	4,165,367
Cairn Energy PLC[a]	1,162,433	3,352,049
Cape PLC	260,172	820,580
Capital & Counties Properties PLC	1,476,684	8,532,002
Card Factory PLC[a]	97,020	400,715
Carillion PLC	949,138	4,882,375
Catlin Group Ltd.	858,528	8,987,284
Centamin PLC	2,254,032	2,264,787
Chemring Group PLC	561,571	1,826,013
Chesnara PLC	146,956	775,256
Cineworld Group PLC	413,820	2,641,445
Clinigen Healthcare Ltd.[a]	100,584	777,996
Close Brothers Group PLC	352,044	8,042,061
COLT Group SAa	1,114,518	2,214,564
Costain Group PLC	129,708	560,562
Crest Nicholson Holdings PLC	351,648	2,170,657
CSR PLC	342,144	4,393,557
Daily Mail & General Trust PLC Class A NVS	619,740	8,018,738
Dairy Crest Group PLC	456,192	3,347,668
Dart Group PLC	325,116	1,407,502
DCC PLC	190,476	10,092,762
De La Rue PLC	288,165	2,244,043
Debenhams PLC	2,739,528	3,096,160
Derwent London PLC	194,436	9,505,367
Devro PLC	573,903	2,426,376
Dialight PLC	63,482	667,406
Dignity PLC	85,140	2,378,416
Diploma PLC	201,564	2,290,146
Domino Printing Sciences PLC	167,112	1,712,977

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

Domino’s Pizza Group PLC	316,404	$3,202,898
Drax Group PLC	841,500	4,556,177
DS Smith PLC	1,949,904	9,280,613
Dunelm Group PLC	153,648	2,029,570
DX Group PLC	422,928	576,440
Electrocomponents PLC	1,116,720	3,434,911
Elementis PLC	1,005,048	4,172,209
EnQuest PLC[a]	1,510,740	771,454
Enterprise Inns PLC[a]	1,242,689	1,929,853
Entertainment One Ltd.	295,416	1,224,572
Essentra PLC	545,688	6,802,424
esure Group PLC	567,864	1,966,730
Evraz PLC	774,972	1,983,338
Faroe Petroleum PLC[a,b]	388,080	377,400
Fenner PLC	360,756	1,007,785
Ferrexpo PLC	390,816	293,483
Fidessa Group PLC	67,716	2,440,865
FirstGroup PLC[a]	2,720,069	4,068,932
Flybe Group PLC[a]	465,696	452,880
Foxtons Group PLC	513,216	1,478,008
Galliford Try PLC	106,128	2,097,621
Gem Diamonds Ltd.[a]	288,949	611,902
Genus PLC	126,720	2,329,527
Globo PLC[a,b]	593,208	374,195
Go-Ahead Group PLC	108,159	4,023,740
Grafton Group PLC Units	544,896	5,479,052
Grainger PLC	728,640	2,121,935
Great Portland Estates PLC	655,776	7,736,471
Greencore Group PLC	1,064,448	4,927,178
Greene King PLC	502,920	6,348,598
Greggs PLC	262,309	3,234,429
Gulf Keystone Petroleum Ltd.[a,b]	1,794,440	1,232,995
GVC Holdings PLC	59,400	408,149
GW Pharmaceuticals PLC[a,b]	168,696	1,025,493
Halfords Group PLC	475,745	3,172,476
Halma PLC	891,792	9,328,803
Hansteen Holdings PLC	823,284	1,394,762
Hays PLC	3,079,692	7,178,607
HellermannTyton Group PLC	86,359	409,860
Henderson Group PLC	2,220,031	7,932,219
Hikma Pharmaceuticals PLC	291,060	10,316,580
Hiscox Ltd.	751,212	8,286,965
Hochschild Mining PLC[a]	490,644	666,893
Home Retail Group PLC	1,709,928	4,935,969

Security	Shares	Value

Homeserve PLC	681,516	$3,453,523
Howden Joinery Group PLC	1,379,041	8,800,455
Hunting PLC	300,813	1,796,774
IG Group Holdings PLC	861,755	9,344,632
Imagination Technologies Group PLC[a,b]	484,308	1,782,087
Inchcape PLC	968,616	10,132,438
Indivior PLC[a]	1,336,500	3,492,685
Infinis Energy PLC	245,916	717,261
Informa PLC	1,325,808	10,195,107
Innovation Group PLC	2,029,500	891,571
Intermediate Capital Group PLC	877,140	6,494,669
International Personal Finance PLC	563,508	3,685,780
Interserve PLC	460,548	3,704,039
ITE Group PLC	508,464	998,489
JD Wetherspoon PLC	316,800	3,763,595
John Menzies PLC	93,060	518,885
John Wood Group PLC	739,919	6,345,436
Jupiter Fund Management PLC	693,396	3,951,117
Just Eat PLC[a]	126,324	676,374
Just Retirement Group PLC	294,624	616,397
KAZ Minerals PLC[a,b]	548,064	1,652,860
Kcom Group PLC	910,404	1,134,889
Keller Group PLC	142,956	1,917,322
Kier Group PLC	85,536	2,011,787
Ladbrokes PLC	1,871,892	3,266,842
Laird PLC	590,249	2,826,147
Lancashire Holdings Ltd.[b]	346,896	3,180,725
LondonMetric Property PLC	1,359,864	3,257,597
Lonmin PLC[a]	868,032	2,130,242
Majestic Wine PLC[b]	160,380	811,748
Man Group PLC	3,531,924	9,505,841
Marston’s PLC	1,911,492	4,205,826
Michael Page International PLC	703,039	4,920,469
Micro Focus International PLC	326,484	5,158,446
Mitchells & Butlers PLC[a]	537,372	3,442,193
Mitie Group PLC	571,824	2,317,963
Mondi PLC	760,846	13,586,883
Moneysupermarket.com Group PLC	803,088	3,172,197
Monitise PLC[a,b]	3,759,228	733,978
Morgan Advanced Materials PLC	786,905	3,598,743
Mothercare PLC[a,b]	365,303	984,825

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

N Brown Group PLC	276,012	$1,794,555
National Express Group PLC	1,028,412	3,946,383
Northgate PLC	213,048	1,971,058
Ocado Group PLC[a,b]	961,682	5,936,282
Ophir Energy PLC[a,b]	1,064,844	2,147,846
Optimal Payments PLC[a]	355,212	1,837,884
Oxford Instruments PLC	118,800	1,328,380
Pace PLC	672,082	3,375,435
Paragon Group of Companies PLC (The)	744,084	4,606,501
Partnership Assurance Group PLC	325,512	648,997
Pennon Group PLC	822,492	10,975,652
Petra Diamonds Ltd.[a]	798,732	1,840,211
Pets at Home Group PLC	101,772	330,923
Phoenix Group Holdings[b]	348,084	4,386,188
Playtech Ltd.	419,819	4,281,274
Poundland Group PLC	65,185	345,788
Premier Farnell PLC	1,012,176	2,569,117
Premier Foods PLC[a]	1,673,892	1,093,598
Premier Oil PLC	1,056,924	2,295,373
Primary Health Properties PLC	319,572	1,802,270
Provident Financial PLC	304,524	12,060,710
QinetiQ Group PLC	1,623,639	4,562,517
Quindell PLC[b]	866,448	1,099,614
Quintain Estates and Development PLC[a]	1,005,048	1,452,877
Redefine International PLC	1,130,976	923,197
Redrow PLC	670,428	2,849,573
Regus PLC	1,529,133	4,639,144
Renishaw PLC	68,508	2,387,099
Rentokil Initial PLC	3,946,140	7,165,393
Restaurant Group PLC (The)	590,040	6,376,076
Rightmove PLC	198,396	6,930,807
Rotork PLC	163,152	5,648,128
RPC Group PLC	341,335	2,781,133
RPS Group PLC	382,932	1,049,030
SafeCharge International Group Ltd.	15,444	61,468
Safestore Holdings PLC	244,332	987,129
Salamander Energy PLC[a]	622,512	649,791
Savills PLC	207,504	2,278,164
SDL PLC[a]	353,474	2,254,925
Senior PLC	719,532	3,345,741
Serco Group PLC	1,118,304	2,593,274

Security	Shares	Value

Shaftesbury PLC	744,876	$8,703,717
Shanks Group PLC	755,172	1,117,180
SIG PLC	1,506,097	4,173,405
SOCO International PLC[a]	471,240	1,862,813
Spectris PLC	253,836	7,967,842
Speedy Hire PLC	1,170,576	1,279,010
Spirax-Sarco Engineering PLC	108,504	4,970,348
Spire Healthcare Group PLC[a,c]	118,404	570,838
Spirent Communications PLC	1,561,032	2,092,480
Spirit Pub Co. PLC	1,521,432	2,620,941
SSP Group PLC[a]	127,908	536,357
St James’s Place PLC	1,065,636	13,732,113
St. Modwen Properties PLC	367,488	2,308,173
Stagecoach Group PLC	1,004,652	5,163,413
Stobart Group Ltd.	433,812	692,264
Stock Spirits Group PLC	382,536	1,136,135
SuperGroup PLC[a]	102,168	1,473,083
SVG Capital PLC[a]	341,748	2,234,271
Synergy Health PLC	127,116	4,133,323
Synthomer PLC	484,704	1,771,169
TalkTalk Telecom Group PLC	1,083,852	5,183,036
Taylor Wimpey PLC	6,706,260	13,637,673
Telecity Group PLC	443,124	5,736,853
Telecom plus PLC	120,384	1,968,964
Telit Communications PLC[a]	119,196	365,202
Thomas Cook Group PLC[a]	3,065,714	5,907,442
Trinity Mirror PLC[a]	578,808	1,497,390
TSB Banking Group PLC[a,c]	195,228	783,759
TT electronics PLC	373,032	619,084
Tullett Prebon PLC	621,525	3,125,254
UBM PLC	820,881	6,528,109
UDG Healthcare PLC	678,354	3,982,569
Ultra Electronics Holdings PLC	213,840	5,617,201
UNITE Group PLC (The)	546,926	4,024,178
Vectura Group PLC[a]	1,126,671	2,567,834
Vedanta Resources PLC	153,648	861,673
Vesuvius PLC	632,808	4,181,825
Victrex PLC	156,816	4,849,399
W.S. Atkins PLC	241,395	4,557,270
WH Smith PLC	294,228	5,965,667
Workspace Group PLC	171,864	2,039,169
Xaar PLC	205,524	949,952
Xchanging PLC	471,636	1,112,110

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

Zoopla Property Group PLC[b,c]	161,568	$436,786

		819,057,159

TOTAL COMMON STOCKS
(Cost: $3,533,505,614)		3,700,590,333

PREFERRED STOCKS — 0.29%

AUSTRALIA — 0.06%
Gunns Ltd.[a]	4,914	—
Multiplex SITES Trust	34,093	2,353,651

		2,353,651
GERMANY — 0.16%
Biotest AG	16,236	1,988,801
Draegerwerk AG & Co. KGaA	14,256	1,437,229
Sartorius AG	18,612	2,383,809

		5,809,839
ITALY — 0.07%
Unipol Gruppo Finanziario SpA	493,812	2,522,079

		2,522,079

TOTAL PREFERRED STOCKS
(Cost: $9,808,028)		10,685,569

RIGHTS — 0.00%

SINGAPORE — 0.00%
Yoma Strategic Holdings Ltd.[a,b]	516,000	61,015

		61,015
SWITZERLAND — 0.00%
Cosmo Pharmaceuticals SpA[a]	8,316	—

		—

TOTAL RIGHTS
(Cost: $0)		61,015

SHORT-TERM INVESTMENTS — 6.28%

MONEY MARKET FUNDS — 6.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[e,f,g]	220,136,795	220,136,795
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,f,g]	13,242,312	13,242,312

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	338,891	$338,891

		233,717,998

TOTAL SHORT-TERM INVESTMENTS
(Cost: $233,717,998)		233,717,998

TOTAL INVESTMENTS IN SECURITIES — 105.95%
(Cost: $3,777,031,640)		3,945,054,915
Other Assets, Less Liabilities — (5.95)%		(221,441,982)

NET ASSETS — 100.00%		$3,723,612,933

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2015

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF	iShares MSCI EAFE Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,363,470,775	$2,556,558,061	$3,543,313,642
Affiliated (Note 2)	20,633,150	18,794,202	233,717,998

Total cost of investments	$1,384,103,925	$2,575,352,263	$3,777,031,640

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,710,781,672	$2,570,443,433	$3,711,336,917
Affiliated (Note 2)	20,633,150	18,794,202	233,717,998

Total fair value of investments	1,731,414,822	2,589,237,635	3,945,054,915
Foreign currency, at value[b]	2,545,486	3,472,551	7,951,298
Receivables:
Investment securities sold	—	—	42,683
Due from custodian (Note 4)	—	441,053	—
Dividends and interest	1,898,478	4,161,010	5,181,010

Total Assets	1,735,858,786	2,597,312,249	3,958,229,906

LIABILITIES
Payables:
Investment securities purchased	—	441,053	—
Collateral for securities on loan (Note 1)	20,506,489	18,356,244	233,379,107
Investment advisory fees (Note 2)	565,260	852,707	1,237,866

Total Liabilities	21,071,749	19,650,004	234,616,973

NET ASSETS	$1,714,787,037	$2,577,662,245	$3,723,612,933

Net assets consist of:
Paid-in capital	$1,828,528,466	$2,849,773,785	$3,579,500,820
Distributions in excess of net investment income	(3,752,536)	(5,520,354)	(42,734,308)
Undistributed net realized gain (accumulated net realized loss)	(457,260,131)	(280,193,799)	19,101,479
Net unrealized appreciation	347,271,238	13,602,613	167,744,942

NET ASSETS	$1,714,787,037	$2,577,662,245	$3,723,612,933

Shares outstanding[c]	25,600,000	50,400,000	79,200,000

Net asset value per share	$66.98	$51.14	$47.02

[a]	Securities on loan with values of $19,433,254, $17,344,020 and $218,933,147, respectively. See Note 1.
[b]	Cost of foreign currency: $2,487,290, $3,547,388 and $8,058,849, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2015

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF	iShares MSCI EAFE Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$12,459,076	$33,623,338	$33,873,720
Interest — affiliated (Note 2)	24	34	98
Securities lending income — affiliated (Note 2)	144,556	69,917	2,572,448

Total investment income	12,603,656	33,693,289	36,446,266

EXPENSES
Investment advisory fees (Note 2)	3,306,038	5,209,190	7,372,051

Total expenses	3,306,038	5,209,190	7,372,051

Net investment income	9,297,618	28,484,099	29,074,215

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	5,764,304	12,572,332	(7,814,069)
In-kind redemptions — unaffiliated	9,203,288	6,159,035	75,346,234
Foreign currency transactions	(734,873)	(1,519,786)	(1,964,215)

Net realized gain	14,232,719	17,211,581	65,567,950

Net change in unrealized appreciation/depreciation on:
Investments	(98,892,389)	(310,015,094)	(386,000,193)
Translation of assets and liabilities in foreign currencies	(20,650)	(221,717)	(215,878)

Net change in unrealized appreciation/depreciation	(98,913,039)	(310,236,811)	(386,216,071)

Net realized and unrealized loss	(84,680,320)	(293,025,230)	(320,648,121)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(75,382,702)	$(264,541,131)	$(291,573,906)

[a]	Net of foreign withholding tax of $701,757, $1,795,457 and $1,798,033, respectively.

See notes to financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Growth ETF		iShares MSCI EAFE Value ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,297,618	$35,498,881	$28,484,099	$115,584,018
Net realized gain	14,232,719	65,401,252	17,211,581	47,100,608
Net change in unrealized appreciation/depreciation	(98,913,039)	86,484,653	(310,236,811)	209,441,674

Net increase (decrease) in net assets resulting from operations	(75,382,702)	187,384,786	(264,541,131)	372,126,300

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,047,248)	(37,133,581)	(33,179,120)	(115,432,438)

Total distributions to shareholders	(11,047,248)	(37,133,581)	(33,179,120)	(115,432,438)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	131,951,495	111,384,961	142,301,284	481,707,807
Cost of shares redeemed	(27,005,041)	(87,370,899)	(22,445,110)	(23,056,574)

Net increase in net assets from capital share transactions	104,946,454	24,014,062	119,856,174	458,651,233

INCREASE (DECREASE) IN NET ASSETS	18,516,504	174,265,267	(177,864,077)	715,345,095

NET ASSETS
Beginning of period	1,696,270,533	1,522,005,266	2,755,526,322	2,040,181,227

End of period	$1,714,787,037	$1,696,270,533	$2,577,662,245	$2,755,526,322

Distributions in excess of net investment income included in net assets at end of period	$(3,752,536)	$(2,002,906)	$(5,520,354)	$(825,333)

SHARES ISSUED AND REDEEMED
Shares sold	2,000,000	1,600,000	2,800,000	8,400,000
Shares redeemed	(400,000)	(1,200,000)	(400,000)	(400,000)

Net increase in shares outstanding	1,600,000	400,000	2,400,000	8,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Small-Cap ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,074,215	$72,185,024
Net realized gain	65,567,950	84,280,777
Net change in unrealized appreciation/depreciation	(386,216,071)	304,191,752

Net increase (decrease) in net assets resulting from operations	(291,573,906)	460,657,553

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(48,693,553)	(84,218,882)

Total distributions to shareholders	(48,693,553)	(84,218,882)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	253,852,038	1,684,591,078
Cost of shares redeemed	(233,587,140)	(197,161,401)

Net increase in net assets from capital share transactions	20,264,898	1,487,429,677

INCREASE (DECREASE) IN NET ASSETS	(320,002,561)	1,863,868,348

NET ASSETS
Beginning of period	4,043,615,494	2,179,747,146

End of period	$3,723,612,933	$4,043,615,494

Distributions in excess of net investment income included in net assets at end of period	$(42,734,308)	$(23,114,970)

SHARES ISSUED AND REDEEMED
Shares sold	5,400,000	33,600,000
Shares redeemed	(4,800,000)	(3,800,000)

Net increase in shares outstanding	600,000	29,800,000

See notes to financial statements.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$70.68	$64.49	$54.16	$62.20	$52.90	$49.95

Income from investment operations:
Net investment income[a]	0.38	1.45	1.31	1.24	1.20	1.02
Net realized and unrealized gain (loss)[b]	(3.62)	6.28	10.37	(7.90)	9.32	2.99

Total from investment operations	(3.24)	7.73	11.68	(6.66)	10.52	4.01

Less distributions from:
Net investment income	(0.46)	(1.54)	(1.35)	(1.38)	(1.22)	(1.06)

Total distributions	(0.46)	(1.54)	(1.35)	(1.38)	(1.22)	(1.06)

Net asset value, end of period	$66.98	$70.68	$64.49	$54.16	$62.20	$52.90

Total return	(4.56)%[c]	11.99%	21.74%	(10.59)%	19.95%	8.06%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,714,787	$1,696,271	$1,522,005	$1,213,111	$1,418,227	$1,290,640
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	1.12%	2.08%	2.16%	2.29%	2.00%	1.92%
Portfolio turnover rate[e]	10%	27%	26%	26%	27%	28%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights  (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$57.41	$51.00	$42.45	$50.84	$46.39	$46.06

Income from investment operations:
Net investment income[a]	0.59	2.66	1.80	1.90	1.86	1.46
Net realized and unrealized gain (loss)[b]	(6.17)	6.26	8.44	(8.33)	4.50	0.42

Total from investment operations	(5.58)	8.92	10.24	(6.43)	6.36	1.88

Less distributions from:
Net investment income	(0.69)	(2.51)	(1.69)	(1.96)	(1.91)	(1.55)

Total distributions	(0.69)	(2.51)	(1.69)	(1.96)	(1.91)	(1.55)

Net asset value, end of period	$51.14	$57.41	$51.00	$42.45	$50.84	$46.39

Total return	(9.71)%[c]	17.56%	24.39%	(12.52)%	13.77%	4.15%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,577,662	$2,755,526	$2,040,181	$1,222,465	$1,403,312	$1,224,728
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	2.19%	4.72%	3.69%	4.33%	3.63%	2.99%
Portfolio turnover rate[e]	10%	29%	27%	27%	29%	30%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small-Cap ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$51.45	$44.67	$35.98	$42.77	$35.67	$32.03

Income from investment operations:
Net investment income[a]	0.38	1.09	1.05	1.04	1.02	0.75
Net realized and unrealized gain (loss)[b]	(4.17)	6.93	8.96	(6.67)	7.56	3.63

Total from investment operations	(3.79)	8.02	10.01	(5.63)	8.58	4.38

Less distributions from:
Net investment income	(0.64)	(1.24)	(1.32)	(1.16)	(1.48)	(0.74)

Total distributions	(0.64)	(1.24)	(1.32)	(1.16)	(1.48)	(0.74)

Net asset value, end of period	$47.02	$51.45	$44.67	$35.98	$42.77	$35.67

Total return	(7.33)%[c]	18.03%	28.21%	(13.06)%	24.21%	13.77%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,723,613	$4,043,615	$2,179,747	$1,388,891	$1,548,384	$1,062,919
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	1.58%	2.15%	2.53%	2.81%	2.46%	2.13%
Portfolio turnover rate[e]	7%	17%	12%	16%	12%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI EAFE Growth	Diversified
MSCI EAFE Value	Diversified
MSCI EAFE Small-Cap	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
MSCI EAFE Growth
Assets:
Common Stocks	$1,701,007,737	$8,625	$—		$1,701,016,362
Preferred Stocks	9,765,310	—	—		9,765,310
Money Market Funds	20,633,150	—	—		20,633,150

	$1,731,406,197	$8,625	$—		$1,731,414,822

MSCI EAFE Value
Assets:
Common Stocks	$2,552,208,585	$—	$6		$2,552,208,591
Preferred Stocks	17,416,636	—	—		17,416,636
Rights	38,454	779,752	—		818,206
Money Market Funds	18,794,202	—	—		18,794,202

	$2,588,457,877	$779,752	$6		$2,589,237,635

MSCI EAFE Small-Cap
Assets:
Common Stocks	$3,700,034,198	$556,122	$13		$3,700,590,333
Preferred Stocks	10,685,569	—	0	[a]	10,685,569
Rights	—	61,015	—		61,015
Money Market Funds	233,717,998	—	—		233,717,998

	$3,944,437,765	$617,137	$13		$3,945,054,915

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of January 31, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of January 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI EAFE Growth	$19,433,254	$19,433,254	$—
MSCI EAFE Value	17,344,020	17,344,020	—
MSCI EAFE Small-Cap	218,933,147	218,933,147	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI EAFE Growth and iShares MSCI EAFE Value ETFs, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of each Fund.

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4000%		First $12 billion
0.3800	[a]	Over $12 billion, up to and including $21 billion
0.3610	[a]	Over $21 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015 each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI EAFE Growth	$47,699
MSCI EAFE Value	24,790
MSCI EAFE Small-Cap	842,483

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest - affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2015 were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE Growth	$159,212,292	$159,206,506
MSCI EAFE Value	251,836,850	257,848,538
MSCI EAFE Small-Cap	243,836,461	261,199,401

In-kind transactions (see Note 4) for the six months ended January 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI EAFE Growth	$129,949,509	$26,313,359
MSCI EAFE Value	140,432,887	22,154,412
MSCI EAFE Small-Cap	250,362,308	224,845,066

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI EAFE Growth	$95,247,466	$2,756,980	$19,510,202	$255,395,852	$90,854,597	$463,765,097
MSCI EAFE Value	4,109,667	3,201,806	26,442,709	117,568,907	84,394,874	235,717,963
MSCI EAFE Small-Cap	12,319,099	—	—	7,305,376	—	19,624,475

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Growth	$1,395,675,951	$416,497,460	$(80,758,589)	$335,738,871
MSCI EAFE Value	2,648,905,272	224,766,244	(284,433,881)	(59,667,637)
MSCI EAFE Small-Cap	3,836,971,495	554,340,012	(446,256,592)	108,083,420

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	61

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI EAFE Growth	$0.404501	$—	$0.055801	$0.460302	88%	—%	12%	100%
MSCI EAFE Small-Cap	0.624140	—	0.014883	0.639023	98	—	2	100

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-72-0115

JANUARY 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares China Large-Cap ETF | FXI | NYSE Arca
➢	iShares FTSE China ETF | FCHI | NASDAQ

Fund Performance Overview

iSHARES® CHINA LARGE-CAP ETF

Performance as of January 31, 2015

The iShares China Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization Chinese equities that trade on the Hong Kong Stock Exchange, as represented by the FTSE China 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 3.46%, net of fees, while the total return for the Index was 3.85%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.09%	22.63%	24.06%	23.09%	22.63%	24.06%
5 Years	3.99%	3.90%	4.85%	21.60%	21.07%	26.70%
10 Years	11.04%	10.77%	11.72%	185.02%	178.14%	202.80%

Index performance beginning on February 10, 2012 reflects net returns where dividends are reinvested into the Index net of withholding tax. Performance before this date reflects dividends being reinvested at gross.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,034.60	$3.79	$1,000.00	$1,021.50	$3.77	0.74%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Financials	48.28%
Energy	14.56
Telecommunication Services	12.27
Information Technology	11.41
Consumer Discretionary	4.47
Utilities	3.08
Industrials	3.04
Consumer Staples	2.13
Materials	0.76

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

Tencent Holdings Ltd.	9.84%
China Mobile Ltd.	8.83
China Construction Bank Corp. Class H	7.56
Industrial and Commercial Bank of China Ltd. Class H	6.95
Bank of China Ltd. Class H	5.93
China Life Insurance Co. Ltd. Class H	4.85
Ping An Insurance (Group) Co. of China Ltd. Class H	4.48
PetroChina Co. Ltd. Class H	3.94
CNOOC Ltd.	3.71
China Petroleum & Chemical Corp. Class H	3.60

TOTAL	59.69%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® FTSE CHINA ETF

Performance as of January 31, 2015

The iShares FTSE China ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities that trade on the Hong Kong Stock Exchange, as represented by the FTSE China (HK Listed) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 3.15%, net of fees, while the total return for the Index was 3.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.70%	17.41%	18.57%	17.70%	17.41%	18.57%
5 Years	5.29%	5.16%	6.24%	29.43%	28.59%	35.37%
Since Inception	2.93%	2.67%	4.03%	21.06%	19.01%	29.81%

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,031.50	$3.79	$1,000.00	$1,021.50	$3.77	0.74%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Financials	41.34%
Information Technology	12.15
Telecommunication Services	10.77
Energy	10.12
Industrials	9.25
Consumer Discretionary	4.69
Utilities	4.40
Materials	3.07
Health Care	2.13
Consumer Staples	2.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

Tencent Holdings Ltd.	9.55%
China Mobile Ltd.	8.41
China Construction Bank Corp. Class H	7.08
Industrial and Commercial Bank of China Ltd. Class H	6.33
Bank of China Ltd. Class H	5.15
China Life Insurance Co. Ltd. Class H	3.58
Ping An Insurance (Group) Co. of China Ltd. Class H	3.29
PetroChina Co. Ltd. Class H	2.80
CNOOC Ltd.	2.58
China Petroleum & Chemical Corp. Class H	2.47

TOTAL	51.24%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2014 and held through January 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE/SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.92%

AUTOMOBILES — 3.35%
Brilliance China Automotive Holdings Ltd.	31,506,000	$57,783,451
BYD Co. Ltd. Class Ha	7,895,000	28,867,941
Dongfeng Motor Group Co. Ltd. Class H	33,668,000	49,068,906
Great Wall Motor Co. Ltd. Class H	11,876,500	68,241,221

		203,961,519
BEVERAGES — 0.48%
Tsingtao Brewery Co. Ltd. Class H	4,366,000	29,309,950

		29,309,950
CAPITAL MARKETS — 1.62%
China Cinda Asset Management Co. Ltd.[b]	36,714,000	17,425,696
CITIC Securities Co. Ltd. Class H	13,545,500	43,588,929
Haitong Securities Co. Ltd. Class Ha	17,153,200	37,344,634

		98,359,259
COMMERCIAL BANKS — 28.84%
Agricultural Bank of China Ltd. Class H	296,844,000	145,486,428
Bank of China Ltd. Class H	644,977,000	361,031,061
Bank of Communications Co. Ltd. Class H	92,578,200	77,851,492
China CITIC Bank Corp. Ltd. Class H	87,261,000	64,714,059
China Construction Bank Corp. Class H	572,725,320	460,198,333
China Everbright Bank Co. Ltd.	37,937,000	20,256,944
China Merchants Bank Co. Ltd. Class H	52,779,938	118,175,979
China Minsheng Banking Corp. Ltd. Class H	70,146,500	85,496,518
Industrial and Commercial Bank of China Ltd. Class H	587,440,995	422,774,769

		1,755,985,583

Security	Shares	Value

COMPUTERS & PERIPHERALS — 1.58%
Lenovo Group Ltd.[a]	74,072,000	$95,917,620

		95,917,620
CONSTRUCTION & ENGINEERING — 1.85%
China Communications Construction Co. Ltd. Class H	50,901,000	55,474,530
China Railway Construction Corp. Ltd. Class H	21,581,000	24,800,468
China Railway Group Ltd. Class H	43,988,000	32,281,752

		112,556,750
CONSTRUCTION MATERIALS — 0.76%
Anhui Conch Cement Co. Ltd. Class Ha	13,745,500	46,359,938

		46,359,938
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.43%
China Telecom Corp. Ltd. Class H	186,090,000	110,405,696
China Unicom Hong Kong Ltd.	65,334,000	98,759,179

		209,164,875
ENERGY EQUIPMENT & SERVICES — 0.56%
China Oilfield Services Ltd. Class H	20,824,000	34,270,895

		34,270,895
GAS UTILITIES — 0.47%
China Gas Holdings Ltd.	18,456,000	28,659,901

		28,659,901
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.61%
China Longyuan Power Group Corp. Ltd.	38,793,000	41,928,372
China Resources Power Holdings Co. Ltd.	21,860,000	61,745,439
Huaneng Power International Inc. Class H	38,758,000	54,987,586

		158,661,397
INDUSTRIAL CONGLOMERATES — 0.75%
Beijing Enterprises Holdings Ltd.	5,984,500	45,809,885

		45,809,885

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

January 31, 2015

Security	Shares	Value

INSURANCE — 14.01%
China Life Insurance Co. Ltd. Class H	74,714,000	$294,872,333
China Pacific Insurance (Group) Co. Ltd. Class H	29,672,600	143,515,061
New China Life Insurance Co. Ltd. Class H	8,144,300	46,901,403
People’s Insurance Co. Group of China Ltd.	43,933,000	21,475,371
PICC Property and Casualty Co. Ltd. Class H	37,503,700	73,523,863
Ping An Insurance (Group) Co. of China Ltd. Class H	25,596,500	272,691,275

		852,979,306
INTERNET SOFTWARE & SERVICES — 9.83%
Tencent Holdings Ltd.	35,155,600	598,520,536

		598,520,536
MACHINERY — 0.43%
CSR Corp Ltd. Class Ha	21,572,000	26,236,912

		26,236,912
OIL, GAS & CONSUMABLE FUELS — 13.98%
China Coal Energy Co. Class Ha	47,246,000	26,019,775
China Petroleum & Chemical Corp. Class H	277,222,600	219,179,392
China Shenhua Energy Co. Ltd. Class H	39,071,000	107,083,874
CNOOC Ltd.	171,868,000	225,659,391
Kunlun Energy Co. Ltd.[a]	32,318,000	33,637,880
PetroChina Co. Ltd. Class H	221,690,000	239,893,607

		851,473,919
PERSONAL PRODUCTS — 1.64%
Hengan International Group Co. Ltd.	8,410,000	100,062,876

		100,062,876
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.78%
China Overseas Land & Investment Ltd.[a]	46,932,000	135,892,666
China Resources Land Ltd.[a]	23,991,333	61,515,048
China Vanke Co. Ltd.[a,b]	15,109,500	32,895,247

		230,302,961

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 1.12%
Belle International Holdings Ltd.	60,170,000	$68,214,939

		68,214,939
WIRELESS TELECOMMUNICATION SERVICES — 8.83%
China Mobile Ltd.	40,650,500	537,403,348

		537,403,348

TOTAL COMMON STOCKS
(Cost: $5,617,041,759)		6,084,212,369

SHORT-TERM INVESTMENTS — 3.29%

MONEY MARKET FUNDS — 3.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	188,218,575	188,218,575
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	11,322,273	11,322,273
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	930,355	930,355

		200,471,203

TOTAL SHORT-TERM INVESTMENTS (Cost: $200,471,203)		200,471,203

TOTAL INVESTMENTS IN SECURITIES — 103.21%
(Cost: $5,817,512,962)		6,284,683,572
Other Assets, Less Liabilities — (3.21)%		(195,377,180)

NET ASSETS — 100.00%		$6,089,306,392

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

January 31, 2015

Open futures contracts as of January 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
H-Shares Index	59	Feb. 2015	Hong Kong Futures	$4,477,497	$(196,709)

See notes to financial statements.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 0.20%
AviChina Industry & Technology Co. Ltd. Class H	80,000	$51,901

		51,901
AIR FREIGHT & LOGISTICS — 0.16%
Sinotrans Ltd. Class H	60,000	42,562

		42,562
AIRLINES — 0.43%
Air China Ltd. Class H	60,000	57,575
China Eastern Airlines Corp. Ltd. Class Ha	50,000	25,344
China Southern Airlines Co. Ltd. Class H	51,000	27,495

		110,414
AUTOMOBILES — 2.74%
BAIC Motor Corp. Ltd.[a,b]	17,500	19,592
Brilliance China Automotive Holdings Ltd.	90,000	165,064
BYD Co. Ltd. Class Hc	22,500	82,271
Dongfeng Motor Group Co. Ltd. Class H	90,000	131,169
Geely Automobile Holdings Ltd.	150,000	61,715
Great Wall Motor Co. Ltd. Class H	32,500	186,742
Guangzhou Automobile Group Co. Ltd.	70,415	64,118

		710,671
BEVERAGES — 0.26%
Tsingtao Brewery Co. Ltd. Class H	10,000	67,132

		67,132
CAPITAL MARKETS — 1.44%
China Cinda Asset Management Co. Ltd.[a]	105,000	49,836
China Everbright Ltd.	30,000	65,004
China Galaxy Securities Co. Ltd. Class H	35,000	37,377
CITIC Securities Co. Ltd. Class H	37,500	120,674
Haitong Securities Co. Ltd. Class Hc	46,000	100,148

		373,039
CHEMICALS — 0.30%
China BlueChemical Ltd. Class H	60,000	20,894

Security	Shares	Value

Sinofert Holdings Ltd.[a,c]	60,000	$10,989
Sinopec Shanghai Petrochemical Co. Ltd. Class H	110,000	31,922
Tianhe Chemicals Group Ltd.[a,b,c]	100,000	14,445

		78,250
COMMERCIAL BANKS — 24.34%
Agricultural Bank of China Ltd. Class H	820,000	401,891
Bank of China Ltd. Class H	2,385,000	1,335,023
Bank of Communications Co. Ltd. Class H	255,500	214,857
China CITIC Bank Corp. Ltd. Class H	240,200	178,136
China Construction Bank Corp. Class H	2,285,680	1,836,598
China Everbright Bank Co. Ltd.	105,000	56,066
China Merchants Bank Co. Ltd. Class H	145,383	325,517
China Minsheng Banking Corp. Ltd. Class H	192,900	235,112
Chongqing Rural Commercial Bank Co. Ltd.	90,000	55,253
Huishang Bank	40,000	17,438
Industrial and Commercial Bank of China Ltd. Class H	2,280,795	1,641,463
Shengjing Bank Co. Ltd.[a,b]	20,000	19,527

		6,316,881
COMMERCIAL SERVICES & SUPPLIES — 0.51%
China Everbright International Ltd.	85,000	125,855
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	10,000	6,694

		132,549
COMMUNICATIONS EQUIPMENT — 0.16%
ZTE Corp. Class H	19,032	41,779

		41,779
COMPUTERS & PERIPHERALS — 1.00%
Lenovo Group Ltd.	200,000	258,985

		258,985
CONSTRUCTION & ENGINEERING — 1.75%
China Communications Construction Co. Ltd. Class H	140,000	152,579
China Machinery Engineering Corp. Class H	15,000	12,769

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

January 31, 2015

Security	Shares	Value

China Railway Construction Corp. Ltd. Class H	60,000	$68,951
China Railway Group Ltd. Class H	120,000	88,065
China State Construction International Holdings Ltd.	50,000	76,870
Metallurgical Corp. of China Ltd. Class H	95,000	29,406
Sinopec Engineering Group Co. Ltd.	35,000	25,054

		453,694
CONSTRUCTION MATERIALS — 1.11%
Anhui Conch Cement Co. Ltd. Class Hc	37,500	126,478
BBMG Corp. Class H	37,500	32,889
China National Building Material Co. Ltd. Class H	90,000	86,943
China National Materials Co. Ltd. Class H	25,000	6,610
China Resources Cement Holdings Ltd.[c]	60,000	35,752

		288,672
DIVERSIFIED FINANCIAL SERVICES — 0.16%
Far East Horizon Ltd.	50,000	42,691

		42,691
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.36%
China Communications Services Corp. Ltd. Class H	81,200	36,655
China Telecom Corp. Ltd. Class H	510,000	302,579
China Unicom Hong Kong Ltd.	180,128	272,282

		611,516
ELECTRICAL EQUIPMENT — 0.89%
Dongfang Electric Corp. Ltd.	10,000	21,952
Harbin Electric Co. Ltd. Class H	20,000	14,368
Shanghai Electric Group Co. Ltd. Class H	90,000	55,254
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	14,000	22,426
Zhuzhou CSR Times Electric Co. Ltd. Class H	21,000	117,549

		231,549

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.19%
Kingboard Chemical Holdings Co. Ltd.	22,600	$36,669
Kingboard Laminates Holdings Ltd.	27,500	11,669

		48,338
ENERGY EQUIPMENT & SERVICES — 0.32%
China Oilfield Services Ltd. Class H	50,000	82,287

		82,287
FOOD & STAPLES RETAILING — 0.41%
China Resources Enterprise Ltd.	40,000	87,704
Lianhua Supermarket Holdings Co. Ltd. Class Ha,c	15,600	7,565
Wumart Stores Inc. Class H	15,000	10,621

		105,890
FOOD PRODUCTS — 0.38%
Biostime International Holdings Ltd.[c]	3,500	9,525
China Agri-Industries Holdings Ltd.[c]	70,300	28,470
China Foods Ltd.[a,c]	20,000	6,604
China Huishan Dairy Holdings Co. Ltd.[c]	235,000	37,584
China Yurun Food Group Ltd.[a,c]	45,000	17,354

		99,537
GAS UTILITIES — 0.94%
China Gas Holdings Ltd.	50,000	77,644
China Resources Gas Group Ltd.[c]	20,000	48,856
ENN Energy Holdings Ltd.	20,000	118,530

		245,030
HEALTH CARE EQUIPMENT & SUPPLIES — 0.18%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	60,000	47,128

		47,128
HEALTH CARE PROVIDERS & SERVICES — 0.63%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	17,500	37,919
Sinopharm Group Co. Ltd. Class H	34,000	124,321

		162,240
HOUSEHOLD DURABLES — 0.26%
Haier Electronics Group Co. Ltd.	25,000	67,390

		67,390

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

January 31, 2015

Security	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.78%
Beijing Jingneng Clean Energy Co. Ltd.	60,000	$23,990
CGN Power Co. Ltd.[a,b]	195,000	82,745
China Longyuan Power Group Corp. Ltd.	105,000	113,486
China Resources Power Holdings Co. Ltd.	61,600	173,994
Datang International Power Generation Co. Ltd. Class H	90,000	48,985
Huadian Fuxin Energy Corp. Ltd.	80,000	37,867
Huadian Power International Corp. Ltd. Class H	50,000	45,658
Huaneng Power International Inc. Class H	110,000	156,062
Huaneng Renewables Corp. Class H	110,000	39,583

		722,370
INDUSTRIAL CONGLOMERATES — 1.85%
Beijing Enterprises Holdings Ltd.	17,500	133,958
CITIC Ltd.	175,000	300,645
Shanghai Industrial Holdings Ltd.	15,000	44,400

		479,003
INSURANCE — 10.24%
China Life Insurance Co. Ltd. Class H	235,000	927,470
China Pacific Insurance (Group) Co. Ltd. Class H	82,000	396,603
China Taiping Insurance Holdings Co. Ltd.[a]	30,804	95,352
New China Life Insurance Co. Ltd. Class H	22,500	129,573
People’s Insurance Co. Group of China Ltd.	125,000	61,102
PICC Property and Casualty Co. Ltd. Class H	100,108	196,256
Ping An Insurance (Group) Co. of China Ltd. Class H	80,000	852,277

		2,658,633
INTERNET SOFTWARE & SERVICES — 9.54%
Tencent Holdings Ltd.	145,500	2,477,123

		2,477,123

Security	Shares	Value

IT SERVICES — 0.12%
Travelsky Technology Ltd. Class H	30,000	$31,728

		31,728
MACHINERY — 1.15%
China Conch Venture Holdings Ltd.	7,500	15,941
China International Marine Containers (Group) Co. Ltd. Class H	17,000	32,714
CIMC Enric Holdings Ltd.	20,000	15,426
CSR Corp Ltd. Class Hc	72,000	87,570
Haitian International Holdings Ltd.[c]	20,000	38,848
Sany Heavy Equipment International Holdings Co. Ltd.[a,c]	35,000	7,539
Sinotruk (Hong Kong) Ltd.	17,500	9,615
Weichai Power Co. Ltd. Class H	15,680	62,288
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	45,100	27,746

		297,687
MARINE — 0.41%
China COSCO Holdings Co. Ltd. Class Hac	85,000	42,208
China Shipping Container Lines Co. Ltd. Class Ha	115,000	36,191
China Shipping Development Co. Ltd. Class Ha	40,000	28,581

		106,980
METALS & MINING — 1.39%
Aluminum Corp. of China Ltd. Class Hac	120,000	55,099
Angang Steel Co. Ltd. Class H	30,000	22,365
China Hongqiao Group Ltd.[c]	30,000	18,998
China Molybdenum Co. Ltd. Class H	40,000	25,279
China Zhongwang Holdings Ltd.	46,000	20,231
Fosun International Ltd.[c]	47,500	66,655
Jiangxi Copper Co. Ltd. Class H	40,000	65,314
Maanshan Iron & Steel Co. Ltd. Class Ha	50,000	13,607
Zhaojin Mining Industry Co. Ltd. Class Hc	27,500	16,564
Zijin Mining Group Co. Ltd. Class H	191,000	57,891

		362,003

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

January 31, 2015

Security	Shares	Value

MULTILINE RETAIL — 0.07%
Golden Eagle Retail Group Ltd.[c]	15,000	$17,895

		17,895
OIL, GAS & CONSUMABLE FUELS — 9.80%
China Coal Energy Co. Class Hc	130,000	71,595
China Petroleum & Chemical Corp. Class H	810,000	640,407
China Shenhua Energy Co. Ltd. Class H	107,500	294,631
CNOOC Ltd.	510,000	669,620
Kunlun Energy Co. Ltd.[c]	90,000	93,676
PetroChina Co. Ltd. Class H	670,000	725,016
Yanzhou Coal Mining Co. Ltd. Class Hc	60,000	47,824

		2,542,769
PAPER & FOREST PRODUCTS — 0.26%
Lee & Man Paper Manufacturing Ltd.	45,000	23,680
Nine Dragons Paper (Holdings) Ltd.[c]	50,000	36,823
Shandong Chenming Paper Holdings Ltd. Class H	12,500	6,175

		66,678
PERSONAL PRODUCTS — 1.03%
Hengan International Group Co. Ltd.	22,500	267,707

		267,707
PHARMACEUTICALS — 1.32%
CSPC Pharmaceutical Group Ltd.[c]	90,000	76,032
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	12,000	42,717
Luye Pharma Group Ltd.[a]	20,000	23,912
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	12,500	45,222
Sihuan Pharmaceutical Holdings Group Ltd.	115,000	74,310
Sino Biopharmaceutical Ltd.	80,000	80,172

		342,365
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.11%
Agile Property Holdings Ltd.	41,500	25,317
Beijing North Star Co. Ltd. Class H	20,000	6,320
China Overseas Land & Investment Ltd.	121,040	350,474
China Resources Land Ltd.	61,111	156,692

Security	Shares	Value

China South City Holdings Ltd.[c]	70,000	$23,022
China Vanke Co. Ltd.[a,c]	41,513	90,379
Country Garden Holdings Co. Ltd.	180,600	72,209
Dalian Wanda Commercial Properties Co. Ltd.[a,b]	8,500	52,513
Evergrande Real Estate Group Ltd.[c]	185,000	77,070
Franshion Properties (China) Ltd.	120,000	35,288
Greentown China Holdings Ltd.	25,000	21,862
Guangzhou R&F Properties Co. Ltd. Class H	26,000	29,543
Hopson Development Holdings Ltd.[a,c]	20,000	17,799
KWG Property Holdings Ltd.	35,000	22,435
Longfor Properties Co. Ltd.	42,500	55,911
Poly Property Group Co. Ltd.	60,000	27,704
Renhe Commercial Holdings Co. Ltd.[a,c]	280,000	12,640
Shenzhen Investment Ltd.	70,000	20,224
Shimao Property Holdings Ltd.	40,000	84,402
Sino-Ocean Land Holdings Ltd.	110,000	70,511
SOHO China Ltd.	47,500	33,021
Yuexiu Property Co. Ltd.	211,794	41,248

		1,326,584
ROAD & RAIL — 0.08%
Guangshen Railway Co. Ltd. Class H	40,000	20,739

		20,739
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.89%
GCL-Poly Energy Holdings Ltd.[a,c]	320,000	69,338
Hanergy Thin Film Power Group Ltd.[c]	350,000	162,962

		232,300
SOFTWARE — 0.23%
Kingsoft Corp. Ltd.[c]	25,000	60,039

		60,039
SPECIALTY RETAIL — 0.25%
GOME Electrical Appliances Holdings Ltd.[c]	350,000	48,302
Zhongsheng Group Holdings Ltd.	20,000	17,437

		65,739
TEXTILES, APPAREL & LUXURY GOODS — 1.36%
Anta Sports Products Ltd.	30,000	52,854
Belle International Holdings Ltd.	165,000	187,061
Bosideng International Holdings Ltd.	100,000	12,898

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

January 31, 2015

Security	Shares	Value

China Dongxiang Group Co. Ltd.	80,000	$13,620
Li Ning Co. Ltd.[a,c]	32,500	14,252
Shenzhou International Group Holdings Ltd.	20,000	72,743

		353,428
TRADING COMPANIES & DISTRIBUTORS — 0.04%
CITIC Resources Holdings Ltd.[a]	70,800	9,314

		9,314
TRANSPORTATION INFRASTRUCTURE — 1.78%
Anhui Expressway Co. Ltd. Class H	10,000	7,274
Beijing Capital International Airport Co. Ltd. Class H	50,000	47,528
China Merchants Holdings International Co. Ltd.	40,000	147,291
COSCO Pacific Ltd.	50,000	72,614
Jiangsu Expressway Co. Ltd. Class H	40,000	49,682
Shenzhen Expressway Co. Ltd. Class H	20,000	15,529
Shenzhen International Holdings Ltd.	32,500	46,864
Sichuan Expressway Co. Ltd. Class H	30,000	12,652
Zhejiang Expressway Co. Ltd. Class H	50,000	63,779

		463,213
WATER UTILITIES — 0.67%
Beijing Enterprises Water Group Ltd.	120,000	79,398
Guangdong Investment Ltd.	70,000	93,895

		173,293
WIRELESS TELECOMMUNICATION SERVICES — 8.40%
China Mobile Ltd.	165,000	2,181,315

		2,181,315

TOTAL COMMON STOCKS
(Cost: $22,761,389)		25,929,029

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.54%

MONEY MARKET FUNDS — 6.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d,e,f]	1,592,258	$1,592,258
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	95,782	95,782
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	9,570	9,570

		1,697,610

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,697,610)		1,697,610

TOTAL INVESTMENTS IN SECURITIES — 106.43%
(Cost: $24,458,999)		27,626,639
Other Assets, Less Liabilities — (6.43)%		(1,668,622)

NET ASSETS — 100.00%		$25,958,017

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2015

	iShares China Large-Cap ETF	iShares FTSE China ETF

ASSETS
Investments, at cost:
Unaffiliated	$5,617,041,759	$22,761,389
Affiliated (Note 2)	200,471,203	1,697,610

Total cost of investments	$5,817,512,962	$24,458,999

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,084,212,369	$25,929,029
Affiliated (Note 2)	200,471,203	1,697,610

Total fair value of investments	6,284,683,572	27,626,639
Foreign currency, at value[b]	6,624,432	29,010
Foreign currency pledged to broker, at value[b]	400,730	—
Receivables:
Dividends and interest	981,120	6,810
Futures variation margin	7,559	—

Total Assets	6,292,697,413	27,662,459

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	199,540,848	1,688,040
Investment advisory fees (Note 2)	3,850,173	16,402

Total Liabilities	203,391,021	1,704,442

NET ASSETS	$6,089,306,392	$25,958,017

Net assets consist of:
Paid-in capital	$7,362,191,538	$24,818,314
Distributions in excess of net investment income	(4,636,245)	(73,036)
Accumulated net realized loss	(1,735,223,740)	(1,954,906)
Net unrealized appreciation	466,974,839	3,167,645

NET ASSETS	$6,089,306,392	$25,958,017

Shares outstanding[c]	145,200,000	500,000

Net asset value per share	$41.94	$51.92

[a]	Securities on loan with values of $188,569,779 and $1,573,858, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: $7,024,756 and $29,007, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2015

	iShares China Large-Cap ETF	iShares FTSE China ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$27,607,889	$154,189
Interest — affiliated (Note 2)	222	1
Securities lending income — affiliated (Note 2)	1,531,584	22,993

Total investment income	29,139,695	177,183

EXPENSES
Investment advisory fees (Note 2)	21,538,795	107,350

Total expenses	21,538,795	107,350

Net investment income	7,600,900	69,833

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(194,752,103)	(64,209)
In-kind redemptions — unaffiliated	22,330,711	961,033
Futures contracts	564,682	—
Foreign currency transactions	(15,611)	(186)

Net realized gain (loss)	(171,872,321)	896,638

Net change in unrealized appreciation/depreciation on:
Investments	362,450,397	(139,670)
Futures contracts	(2,540,148)	—
Translation of assets and liabilities in foreign currencies	(46,674)	(149)

Net change in unrealized appreciation/depreciation	359,863,575	(139,819)

Net realized and unrealized gain	187,991,254	756,819

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$195,592,154	$826,652

[a]	Net of foreign withholding tax of $2,635,623 and $11,661, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares China Large-Cap ETF		iShares FTSE China ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,600,900	$142,523,891	$69,833	$744,342
Net realized gain (loss)	(171,872,321)	(110,295,287)	896,638	(308,461)
Net change in unrealized appreciation/depreciation	359,863,575	872,271,812	(139,819)	4,435,845

Net increase in net assets resulting from operations	195,592,154	904,500,416	826,652	4,871,726

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(71,755,283)	(94,470,686)	(364,662)	(578,797)

Total distributions to shareholders	(71,755,283)	(94,470,686)	(364,662)	(578,797)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	731,299,298	1,429,863,424	—	—
Cost of shares redeemed	(191,141,584)	(1,952,323,946)	(5,152,611)	—

Net increase (decrease) in net assets from capital share transactions	540,157,714	(522,460,522)	(5,152,611)	—

INCREASE (DECREASE) IN NET ASSETS	663,994,585	287,569,208	(4,690,621)	4,292,929

NET ASSETS
Beginning of period	5,425,311,807	5,137,742,599	30,648,638	26,355,709

End of period	$6,089,306,392	$5,425,311,807	$25,958,017	$30,648,638

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(4,636,245)	$59,518,138	$(73,036)	$221,793

SHARES ISSUED AND REDEEMED
Shares sold	17,850,000	37,350,000	—	—
Shares redeemed	(4,800,000)	(54,300,000)	(100,000)	—

Net increase (decrease) in shares outstanding	13,050,000	(16,950,000)	(100,000)	—

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares China Large-Cap ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$41.05	$34.46	$34.43	$42.12	$40.98	$42.14

Income from investment operations:
Net investment income[a]	0.05	0.98	0.88	0.89	0.66	0.58
Net realized and unrealized gain (loss)[b]	1.35	6.32	0.08	(7.65)	1.33	(1.06)

Total from investment operations	1.40	7.30	0.96	(6.76)	1.99	(0.48)

Less distributions from:
Net investment income	(0.51)	(0.71)	(0.93)	(0.93)	(0.85)	(0.68)

Total distributions	(0.51)	(0.71)	(0.93)	(0.93)	(0.85)	(0.68)

Net asset value, end of period	$41.94	$41.05	$34.46	$34.43	$42.12	$40.98

Total return	3.46%[c]	21.42%	3.01%	(16.02)%	4.93%	(1.16)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,089,306	$5,425,312	$5,137,743	$4,668,277	$6,767,313	$8,199,691
Ratio of expenses to average net assets[d]	0.74%	0.74%	0.73%	0.74%	0.72%	0.72%
Ratio of net investment income to average net assets[d]	0.26%	2.68%	2.38%	2.46%	1.53%	1.39%
Portfolio turnover rate[e]	25%	17%	31%	21%	23%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE China ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$51.08	$43.93	$42.33	$49.95	$47.93	$47.46

Income from investment operations:
Net investment income[a]	0.12	1.24	1.12	0.97	0.85	0.79
Net realized and unrealized gain (loss)[b]	1.45	6.87	1.58	(7.57)	2.27	0.35

Total from investment operations	1.57	8.11	2.70	(6.60)	3.12	1.14

Less distributions from:
Net investment income	(0.73)	(0.96)	(1.10)	(1.02)	(1.10)	(0.67)

Total distributions	(0.73)	(0.96)	(1.10)	(1.02)	(1.10)	(0.67)

Net asset value, end of period	$51.92	$51.08	$43.93	$42.33	$49.95	$47.93

Total return	3.15%[c]	18.66%	6.55%	(13.18)%	6.55%	2.41%

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,958	$30,649	$26,356	$29,628	$54,940	$57,515
Ratio of expenses to average net assets[d]	0.74%	0.74%	0.73%	0.74%	0.72%	0.72%
Ratio of net investment income to average net assets[d]	0.48%	2.64%	2.46%	2.24%	1.65%	1.65%
Portfolio turnover rate[e]	5%	8%	19%	6%	8%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
China Large-Cap	Non-diversified
FTSE China	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

China Large-Cap
Assets:
Common Stocks	$6,037,310,966	$46,901,403	$—	$6,084,212,369
Money Market Funds	200,471,203	—	—	200,471,203

	$6,237,782,169	$46,901,403	$—	$6,284,683,572

Liabilities:
Futures Contracts[a]	$(196,709)	$—	$—	$(196,709)

FTSE China
Assets:
Common Stocks	$25,775,466	$153,563	$—	$25,929,029
Money Market Funds	1,697,610	—	—	1,697,610

	$27,473,076	$153,563	$—	$27,626,639

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of January 31, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of January 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
China Large-Cap	$188,569,779	$188,569,779	$—
FTSE China	1,573,858	1,573,858	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $6 billion
0.67	Over $6 billion, up to and including $12 billion
0.60	Over $12 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015 each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
China Large-Cap	$503,016
FTSE China	7,402

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2015 were as follows:

iShares ETF	Purchases	Sales
China Large-Cap	$1,816,541,220	$1,418,376,734
FTSE China	1,450,088	1,562,765

In-kind transactions (see Note 4) for the six months ended January 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
China Large-Cap	$334,265,286	$188,339,222
FTSE China	—	5,074,173

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held by the iShares China Large-Cap ETF as of January 31, 2015 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Liabilities
Equity contracts:
Variation margin / Net assets consist of – net unrealized depreciation[a]	$196,709

[a]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares China Large-Cap ETF during the six months ended January 31, 2015 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$564,682	$(2,540,148)

For the six months ended January 31, 2015, the average quarter-end notional value of open futures contracts for the iShares China Large-Cap ETF was $26,883,504.

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® SERIES

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® SERIES

As of July 31, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
China Large-Cap	$955,400,820	$451,243	$58,367,595	$185,123,529	$160,211,209	$1,359,554,396
FTSE China	947,494	—	50,180	361,254	510,679	1,869,607

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
China Large-Cap	$5,941,323,458	$754,680,448	$(411,320,334)	$343,360,114
FTSE China	25,189,601	4,964,532	(2,527,494)	2,437,038

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
China Large-Cap	$0.503649	$—	$0.002026	$0.505675	100%	—%	0%[a]	100%
FTSE China	0.624820	—	0.104504	0.729324	86	—	14	100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	31

Notes:

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	33

Notes:

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-78-0115

JANUARY 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core Conservative Allocation ETF | AOK | NYSE Arca
➢	iShares Core Moderate Allocation ETF | AOM | NYSE Arca
➢	iShares Core Growth Allocation ETF | AOR | NYSE Arca
➢	iShares Core Aggressive Allocation ETF | AOA | NYSE Arca
➢	iShares Morningstar Multi-Asset Income ETF | IYLD | BATS

Fund Performance Overview

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

Performance as of January 31, 2015

The iShares Core Conservative Allocation ETF (the “Fund”) (formerly the iShares Conservative Allocation ETF) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a conservative target risk allocation strategy, as represented by the S&P Target Risk Conservative Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 1.51%, net of fees, while the total return for the Index was 1.51%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.15%	5.05%	5.17%	5.15%	5.05%	5.17%
5 Years	5.87%	5.85%	5.93%	32.99%	32.89%	33.38%
Since Inception	6.31%	6.31%	6.38%	46.56%	46.49%	47.10%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,015.10	$0.56	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	70.22%
Domestic Equity	15.13
International Equity	14.65

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

iShares Core Total USD Bond Market ETF	42.10%
iShares Core U.S. Treasury Bond ETF	16.20
iShares Core S&P 500 ETF	13.45
iShares Core U.S. Credit Bond ETF	11.92
iShares Core MSCI Europe ETF	7.15

TOTAL	90.82%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE MODERATE ALLOCATION ETF

Performance as of January 31, 2015

The iShares Core Moderate Allocation ETF (the “Fund”) (formerly the iShares Moderate Allocation ETF) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a moderate target risk allocation strategy, as represented by the S&P Target Risk Moderate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 1.43%, net of fees, while the total return for the Index was 1.42%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.02%	5.96%	6.07%	6.02%	5.96%	6.07%
5 Years	7.01%	6.99%	7.09%	40.29%	40.20%	40.85%
Since Inception	7.42%	7.41%	7.51%	56.33%	56.27%	57.12%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,014.30	$0.56	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	60.25%
Domestic Equity	20.20
International Equity	19.55

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

iShares Core Total USD Bond Market ETF	36.12%
iShares Core S&P 500 ETF	17.95
iShares Core U.S. Treasury Bond ETF	13.90
iShares Core U.S. Credit Bond ETF	10.23
iShares Core MSCI Europe ETF	9.54

TOTAL	87.74%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE GROWTH ALLOCATION ETF

Performance as of January 31, 2015

The iShares Core Growth Allocation ETF (the “Fund”) (formerly the iShares Growth Allocation ETF) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a growth allocation target risk strategy, as represented by the S&P Target Risk Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 2.07%, net of fees, while the total return for the Index was 2.08%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.20%	8.18%	8.28%	8.20%	8.18%	8.28%
5 Years	9.45%	9.45%	9.56%	57.06%	57.03%	57.83%
Since Inception	9.60%	9.59%	9.71%	77.26%	77.17%	78.25%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a],b	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,020.70	$0.56	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	40.25%
Domestic Equity	30.36
International Equity	29.39

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

iShares Core S&P 500 ETF	26.98%
iShares Core Total USD Bond Market ETF	24.13
iShares Core MSCI Europe ETF	14.34
iShares Core U.S. Treasury Bond ETF	9.29
iShares Core MSCI Pacific ETF	9.09

TOTAL	83.83%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

Performance as of January 31, 2015

The iShares Core Aggressive Allocation ETF (the “Fund”) (formerly the iShares Aggressive Allocation ETF) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent an aggressive target risk allocation strategy, as represented the S&P Target Risk Aggressive Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 1.29%, net of fees, while the total return for the Index was 1.32%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.67%	8.59%	8.76%	8.67%	8.59%	8.76%
5 Years	11.97%	11.98%	12.10%	76.02%	76.10%	77.05%
Since Inception	11.95%	11.94%	12.08%	102.35%	102.28%	103.75%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,012.90	$0.56	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Asset Class	Percentage of Total Investments*

Domestic Equity	40.57%
International Equity	39.26
Domestic Fixed Income	20.17

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

iShares Core S&P 500 ETF	36.05%
iShares Core MSCI Europe ETF	19.16
iShares Core MSCI Pacific ETF	12.15
iShares Core Total USD Bond Market ETF	12.09
iShares Core MSCI Emerging Markets ETF	7.95

TOTAL	87.40%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

Performance as of January 31, 2015

The iShares Morningstar Multi-Asset Income ETF (the “Fund”) seeks to track the investment results of an index composed of underlying equity, fixed income and other income funds that collectively seek to deliver high current income while providing an opportunity for capital appreciation, as represented by the Morningstar® Multi-Asset High Income IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 2.54%, net of fees, while the total return for the Index was 2.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.35%	10.31%	10.17%	10.35%	10.31%	10.17%
Since Inception	7.42%	7.44%	7.37%	22.49%	22.53%	22.25%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,025.40	$1.23	$1,000.00	$1,024.00	$1.22	0.24%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	52.22%
Domestic Real Estate	14.02
International Fixed Income	9.58
Domestic Equity	9.57
International Equity	9.54
International Real Estate	5.07

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

iShares iBoxx $ High Yield Corporate Bond ETF	19.82%
iShares iBoxx $ Investment Grade Corporate Bond ETF	15.76
iShares Mortgage Real Estate Capped ETF	14.02
iShares 10+ Year Credit Bond ETF	10.83
iShares Emerging Markets Local Currency Bond ETF	9.58

TOTAL	70.01%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2014 and held through January 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

January 31, 2015

Security	Shares	Value
INVESTMENT COMPANIES — 100.31%

DOMESTIC EQUITY — 15.18%
iShares Core S&P 500 ETF	139,461	$28,013,531
iShares Core S&P Mid-Cap ETF	17,388	2,489,440
iShares Core S&P Small-Cap ETF[a]	9,299	1,022,611

		31,525,582
DOMESTIC FIXED INCOME — 70.44%
iShares Core Total USD Bond Market ETF	852,608	87,707,785
iShares Core U.S. Credit Bond ETF	216,281	24,846,361
iShares Core U.S. Treasury Bond ETF	1,303,561	33,749,194

		146,303,340
INTERNATIONAL EQUITY — 14.69%
iShares Core MSCI Emerging Markets ETF	131,384	6,177,676
iShares Core MSCI Europe ETF	338,293	14,891,658
iShares Core MSCI Pacific ETF	196,266	9,444,320

		30,513,654

TOTAL INVESTMENT COMPANIES
(Cost: $201,601,674)		208,342,576

SHORT-TERM INVESTMENTS — 9.33%

MONEY MARKET FUNDS — 9.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,c]	18,175,642	18,175,642
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c]	1,093,354	1,093,354
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	96,811	96,811

		19,365,807

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,365,807)		19,365,807

TOTAL INVESTMENTS IN SECURITIES — 109.64%
(Cost: $220,967,481)		227,708,383
Other Assets, Less Liabilities — (9.64)%		(20,017,328)

NET ASSETS — 100.00%		$207,691,055

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® CORE MODERATE ALLOCATION ETF

January 31, 2015

Security	Shares	Value
INVESTMENT COMPANIES — 100.40%

DOMESTIC EQUITY — 20.28%
iShares Core S&P 500 ETF	290,025	$58,257,322
iShares Core S&P Mid-Cap ETF	36,159	5,176,884
iShares Core S&P Small-Cap ETF[a]	19,338	2,126,600

		65,560,806
DOMESTIC FIXED INCOME — 60.50%
iShares Core Total USD Bond Market ETF	1,139,842	117,255,547
iShares Core U.S. Credit Bond ETF	289,143	33,216,748
iShares Core U.S. Treasury Bond ETF	1,742,716	45,118,917

		195,591,212
INTERNATIONAL EQUITY — 19.62%
iShares Core MSCI Emerging Markets ETF	273,226	12,847,086
iShares Core MSCI Europe ETF	703,515	30,968,730
iShares Core MSCI Pacific ETF	408,157	19,640,515

		63,456,331

TOTAL INVESTMENT COMPANIES
(Cost: $313,827,218)		324,608,349

SHORT-TERM INVESTMENTS — 4.36%

MONEY MARKET FUNDS — 4.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,c]	12,959,478	12,959,478
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c]	779,576	779,576
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	343,460	343,460

		14,082,514

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,082,514)		14,082,514

TOTAL INVESTMENTS IN SECURITIES — 104.76%
(Cost: $327,909,732)		338,690,863
Other Assets, Less Liabilities — (4.76)%		(15,386,201)

NET ASSETS — 100.00%		$323,304,662

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE GROWTH ALLOCATION ETF

January 31, 2015

Security	Shares	Value
INVESTMENT COMPANIES — 100.33%

DOMESTIC EQUITY — 30.46%
iShares Core S&P 500 ETF	607,574	$122,043,389
iShares Core S&P Mid-Cap ETF	75,751	10,845,271
iShares Core S&P Small-Cap ETF[a]	40,512	4,455,105

		137,343,765
DOMESTIC FIXED INCOME — 40.39%
iShares Core Total USD Bond Market ETF	1,061,271	109,172,948
iShares Core U.S. Credit Bond ETF	269,212	30,927,075
iShares Core U.S. Treasury Bond ETF	1,622,587	42,008,777

		182,108,800
INTERNATIONAL EQUITY — 29.48%
iShares Core MSCI Emerging Markets ETF	572,382	26,913,401
iShares Core MSCI Europe ETF	1,473,797	64,876,544
iShares Core MSCI Pacific ETF	855,049	41,144,958

		132,934,903

TOTAL INVESTMENT COMPANIES
(Cost: $435,092,520)		452,387,468

SHORT-TERM INVESTMENTS — 3.80%

MONEY MARKET FUNDS — 3.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,c]	15,464,299	15,464,299
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c]	930,254	930,254
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	727,024	727,024

		17,121,577

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,121,577)		17,121,577

TOTAL INVESTMENTS IN SECURITIES — 104.13%
(Cost: $452,214,097)		469,509,045
Other Assets, Less Liabilities — (4.13)%		(18,625,710)

NET ASSETS — 100.00%		$450,883,335

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

January 31, 2015

Security	Shares	Value
INVESTMENT COMPANIES — 100.37%

DOMESTIC EQUITY — 40.72%
iShares Core S&P 500 ETF	574,517	$115,403,230
iShares Core S&P Mid-Cap ETF	71,629	10,255,124
iShares Core S&P Small-Cap ETF[a]	38,308	4,212,730

		129,871,084
DOMESTIC FIXED INCOME — 20.24%
iShares Core Total USD Bond Market ETF	376,324	38,712,450
iShares Core U.S. Credit Bond ETF	95,462	10,966,675
iShares Core U.S. Treasury Bond ETF	575,365	14,896,200

		64,575,325
INTERNATIONAL EQUITY — 39.41%
iShares Core MSCI Emerging Markets ETF	541,241	25,449,152
iShares Core MSCI Europe ETF	1,393,612	61,346,800
iShares Core MSCI Pacific ETF	808,528	38,906,367

		125,702,319

TOTAL INVESTMENT COMPANIES
(Cost: $303,747,403)		320,148,728

SHORT-TERM INVESTMENTS — 1.72%

MONEY MARKET FUNDS — 1.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,c]	4,951,146	4,951,146
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c]	297,836	297,836
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	226,636	226,636

		5,475,618

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,475,618)		5,475,618

TOTAL INVESTMENTS IN SECURITIES — 102.09%
(Cost: $309,223,021)		325,624,346
Other Assets, Less Liabilities — (2.09)%		(6,657,006)

NET ASSETS — 100.00%		$318,967,340

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

January 31, 2015

Security	Shares	Value
INVESTMENT COMPANIES — 100.01%

DOMESTIC EQUITY — 9.57%
iShares Core High Dividend ETF	325,387	$24,433,310

		24,433,310
DOMESTIC FIXED INCOME — 52.23%
iShares 10+ Year Credit Bond ETF	426,742	27,648,614
iShares 20+ Year Treasury Bond ETF[a]	107,142	14,839,167
iShares iBoxx $ High Yield Corporate Bond ETF[a]	560,511	50,574,908
iShares iBoxx $ Investment Grade Corporate Bond ETF	324,671	40,223,490

		133,286,179
DOMESTIC REAL ESTATE — 14.02%
iShares Mortgage Real Estate Capped ETF	3,065,137	35,770,149

		35,770,149
INTERNATIONAL EQUITY — 9.54%
iShares International Select Dividend ETF	721,679	24,342,232

		24,342,232
INTERNATIONAL FIXED INCOME — 9.58%
iShares Emerging Markets Local Currency Bond ETF	534,928	24,456,908

		24,456,908
INTERNATIONAL REAL ESTATE — 5.07%
iShares International Developed Real Estate ETF	418,391	12,932,466

		12,932,466

TOTAL INVESTMENT COMPANIES
(Cost: $258,734,150)		255,221,244

SHORT-TERM INVESTMENTS — 12.62%

MONEY MARKET FUNDS — 12.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,c]	30,358,648	30,358,648
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c]	1,826,222	1,826,222

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	18,740	$18,740

		32,203,610

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,203,610)		32,203,610

TOTAL INVESTMENTS IN SECURITIES — 112.63%
(Cost: $290,937,760)		287,424,854
Other Assets, Less Liabilities — (12.63)%		(32,230,498)

NET ASSETS — 100.00%		$255,194,356

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2015

	iShares Core Conservative Allocation ETF	iShares Core Moderate Allocation ETF	iShares Core Growth Allocation ETF

ASSETS
Investments in affiliates, at cost:	$220,967,481	$327,909,732	$452,214,097

Investments in affiliated securities, at fair value (including securities on loana) (Note 1):	$227,708,383	$338,690,863	$469,509,045
Receivables:
Investment securities sold	176,398,310	257,766,065	313,157,767
Securities lending income (Note 1)	3,710	7,045	16,837
Capital shares sold	15,325	62,693	199,824

Total Assets	404,125,728	596,526,666	782,883,473

LIABILITIES
Payables:
Investment securities purchased	176,718,282	258,988,663	315,227,052
Collateral for securities on loan (Note 1)	19,268,996	13,739,054	16,394,553
Capital shares redeemed	427,728	462,183	332,343
Investment advisory fees (Note 2)	19,667	32,104	46,190

Total Liabilities	196,434,673	273,222,004	332,000,138

NET ASSETS	$207,691,055	$323,304,662	$450,883,335

Net assets consist of:
Paid-in capital	$198,064,072	$305,308,596	$418,718,785
Undistributed (distributions in excess of) net investment income	(34,156)	(35,321)	143,146
Undistributed net realized gain	2,920,237	7,250,256	14,726,456
Net unrealized appreciation	6,740,902	10,781,131	17,294,948

NET ASSETS	$207,691,055	$323,304,662	$450,883,335

Shares outstanding[b]	6,350,000	9,200,000	11,300,000

Net asset value per share	$32.71	$35.14	$39.90

[a]	Securities on loan with values of $18,867,425, $13,455,944 and $16,009,738, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2015

	iShares Core Aggressive Allocation ETF	iShares Morningstar Multi-Asset Income ETF

ASSETS
Investments in affiliates, at cost:	$309,223,021	$290,937,760

Investments in affiliated securities, at fair value (including securities on loana) (Note 1):	$325,624,346	$287,424,854
Receivables:
Investment securities sold	189,581,633	—
Securities lending income (Note 1)	7,199	5,541
Capital shares sold	59,276	150

Total Assets	515,272,454	287,430,545

LIABILITIES
Payables:
Investment securities purchased	190,596,022	—
Collateral for securities on loan (Note 1)	5,248,982	32,184,870
Capital shares redeemed	428,201	—
Investment advisory fees (Note 2)	31,909	51,319

Total Liabilities	196,305,114	32,236,189

NET ASSETS	$318,967,340	$255,194,356

Net assets consist of:
Paid-in capital	$285,483,367	$258,860,650
Distributions in excess of net investment income	(14,940)	(3,977)
Undistributed net realized gain (accumulated net realized loss)	17,097,588	(149,411)
Net unrealized appreciation (depreciation)	16,401,325	(3,512,906)

NET ASSETS	$318,967,340	$255,194,356

Shares outstanding[b]	6,950,000	9,800,000

Net asset value per share	$45.89	$26.04

[a]	Securities on loan with values of $5,132,063 and $31,547,203, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2015

	iShares Core Conservative Allocation ETF	iShares Core Moderate Allocation ETF	iShares Core Growth Allocation ETF

NET INVESTMENT INCOME
Dividends from Underlying Funds — affiliated	$1,896,400	$2,921,274	$4,256,668
Interest — affiliated	5	19	20
Securities lending income — affiliated	91,054	122,439	107,247

Total investment income	1,987,459	3,043,732	4,363,935

EXPENSES
Investment advisory fees (Note 2)	245,762	355,608	460,949

Total expenses	245,762	355,608	460,949
Less investment advisory fees waived (Note 2)	(137,627)	(199,140)	(258,131)

Net expenses	108,135	156,468	202,818

Net investment income	1,879,324	2,887,264	4,161,117

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(218,735)	(799,585)	(2,387,585)
In-kind redemptions — affiliated	3,280,949	8,691,603	17,911,647

Net realized gain	3,062,214	7,892,018	15,524,062

Net change in unrealized appreciation/depreciation	(1,989,124)	(7,227,973)	(13,575,107)

Net realized and unrealized gain	1,073,090	664,045	1,948,955

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,952,414	$3,551,309	$6,110,072

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2015

	iShares Core Aggressive Allocation ETF	iShares Morningstar Multi-Asset Income ETF

NET INVESTMENT INCOME
Dividends from Underlying Funds — affiliated	$3,224,719	$5,638,553
Interest — affiliated	11	10
Securities lending income — affiliated	60,063	245,237

Total investment income	3,284,793	5,883,800

EXPENSES
Investment advisory fees (Note 2)	374,890	263,950

Total expenses	374,890	263,950
Less investment advisory fees waived (Note 2)	(209,938)	(6,366)

Net expenses	164,952	257,584

Net investment income	3,119,841	5,626,216

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(1,502,767)	552,492
In-kind redemptions — affiliated	19,328,139	96,854

Net realized gain	17,825,372	649,346

Net change in unrealized appreciation/depreciation	(18,407,957)	(849,529)

Net realized and unrealized loss	(582,585)	(200,183)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,537,256	$5,426,033

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core Conservative Allocation ETF		iShares Core Moderate Allocation ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,879,324	$3,003,802	$2,887,264	$4,427,858
Net realized gain	3,062,214	921,996	7,892,018	4,910,347
Net change in unrealized appreciation/depreciation	(1,989,124)	5,158,162	(7,227,973)	7,017,898

Net increase in net assets resulting from operations	2,952,414	9,083,960	3,551,309	16,356,103

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,913,480)	(3,006,528)	(2,922,585)	(4,431,179)

Total distributions to shareholders	(1,913,480)	(3,006,528)	(2,922,585)	(4,431,179)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	60,402,770	48,404,124	174,418,716	73,693,435
Cost of shares redeemed	(34,341,768)	(9,515,731)	(98,443,464)	(25,332,335)

Net increase in net assets from capital share transactions	26,061,002	38,888,393	75,975,252	48,361,100

INCREASE IN NET ASSETS	27,099,936	44,965,825	76,603,976	60,286,024

NET ASSETS
Beginning of period	180,591,119	135,625,294	246,700,686	186,414,662

End of period	$207,691,055	$180,591,119	$323,304,662	$246,700,686

Distributions in excess of net investment income included in net assets at end of period	$(34,156)	$—	$(35,321)	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,850,000	1,500,000	4,950,000	2,150,000
Shares redeemed	(1,050,000)	(300,000)	(2,800,000)	(750,000)

Net increase in shares outstanding	800,000	1,200,000	2,150,000	1,400,000

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core Growth Allocation ETF		iShares Core Aggressive Allocation ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,161,117	$5,518,834	$3,119,841	$4,797,474
Net realized gain	15,524,062	4,001,479	17,825,372	3,739,339
Net change in unrealized appreciation/depreciation	(13,575,107)	15,402,814	(18,407,957)	17,159,158

Net increase in net assets resulting from operations	6,110,072	24,923,127	2,537,256	25,695,971

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,017,971)	(5,528,624)	(3,134,781)	(4,813,619)

Total distributions to shareholders	(4,017,971)	(5,528,624)	(3,134,781)	(4,813,619)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	316,803,360	105,444,900	168,816,642	101,726,002
Cost of shares redeemed	(174,175,568)	(20,715,881)	(117,237,216)	(23,886,381)

Net increase in net assets from capital share transactions	142,627,792	84,729,019	51,579,426	77,839,621

INCREASE IN NET ASSETS	144,719,893	104,123,522	50,981,901	98,721,973

NET ASSETS
Beginning of period	306,163,442	202,039,920	267,985,439	169,263,466

End of period	$450,883,335	$306,163,442	$318,967,340	$267,985,439

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$143,146	$—	$(14,940)	$—

SHARES ISSUED AND REDEEMED
Shares sold	7,900,000	2,750,000	3,650,000	2,300,000
Shares redeemed	(4,350,000)	(550,000)	(2,550,000)	(550,000)

Net increase in shares outstanding	3,550,000	2,200,000	1,100,000	1,750,000

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Multi-Asset Income ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,626,216	$6,933,064
Net realized gain	649,346	1,100,889
Net change in unrealized appreciation/depreciation	(849,529)	3,161,429

Net increase in net assets resulting from operations	5,426,033	11,195,382

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,642,149)	(6,936,847)
From net realized gain	(1,739,531)	(177,134)

Total distributions to shareholders	(7,381,680)	(7,113,981)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	87,661,581	66,961,257
Cost of shares redeemed	(1,313,879)	(12,374,272)

Net increase in net assets from capital share transactions	86,347,702	54,586,985

INCREASE IN NET ASSETS	84,392,055	58,668,386

NET ASSETS
Beginning of period	170,802,301	112,133,915

End of period	$255,194,356	$170,802,301

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,977)	$11,956

SHARES ISSUED AND REDEEMED
Shares sold	3,350,000	2,550,000
Shares redeemed	(50,000)	(500,000)

Net increase in shares outstanding	3,300,000	2,050,000

See notes to financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Conservative Allocation ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$32.54	$31.18	$30.08	$29.44	$27.87	$26.27

Income from investment operations:
Net investment income[a]	0.31	0.64	0.63	0.61	0.65	0.54
Net realized and unrealized gain[b]	0.18	1.35	1.09	0.65	1.56	1.64

Total from investment operations	0.49	1.99	1.72	1.26	2.21	2.18

Less distributions from:
Net investment income	(0.32)	(0.63)	(0.62)	(0.62)	(0.64)	(0.58)

Total distributions	(0.32)	(0.63)	(0.62)	(0.62)	(0.64)	(0.58)

Net asset value, end of period	$32.71	$32.54	$31.18	$30.08	$29.44	$27.87

Total return	1.51%[c]	6.42%	5.77%	4.34%	7.99%	8.38%

Ratios/Supplemental data:
Net assets, end of period (000s)	$207,691	$180,591	$135,625	$87,229	$61,822	$40,409
Ratio of expenses to average net assets[d,e]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.91%	2.00%	2.03%	2.07%	2.26%	1.98%
Portfolio turnover rate[f]	90%	6%	8%	12%	7%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Moderate Allocation ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$34.99	$32.99	$30.95	$30.58	$28.42	$26.56

Income from investment operations:
Net investment income[a]	0.36	0.71	0.67	0.64	0.69	0.58
Net realized and unrealized gain[b]	0.13	1.98	2.09	0.37	2.09	1.82

Total from investment operations	0.49	2.69	2.76	1.01	2.78	2.40

Less distributions from:
Net investment income	(0.34)	(0.69)	(0.72)	(0.64)	(0.62)	(0.54)

Total distributions	(0.34)	(0.69)	(0.72)	(0.64)	(0.62)	(0.54)

Net asset value, end of period	$35.14	$34.99	$32.99	$30.95	$30.58	$28.42

Total return	1.43%[c]	8.19%	9.01%	3.40%	9.84%	9.08%

Ratios/Supplemental data:
Net assets, end of period (000s)	$323,305	$246,701	$186,415	$153,216	$97,859	$58,263
Ratio of expenses to average net assets[d,e]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.03%	2.07%	2.09%	2.12%	2.30%	2.06%
Portfolio turnover rate[f]	92%	9%	7%	9%	9%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Growth Allocation ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$39.50	$36.40	$32.75	$32.28	$29.06	$26.80

Income from investment operations:
Net investment income[a]	0.45	0.83	0.78	0.69	0.73	0.63
Net realized and unrealized gain[b]	0.34	3.07	3.65	0.48	3.17	2.22

Total from investment operations	0.79	3.90	4.43	1.17	3.90	2.85

Less distributions from:
Net investment income	(0.39)	(0.80)	(0.78)	(0.70)	(0.68)	(0.59)

Total distributions	(0.39)	(0.80)	(0.78)	(0.70)	(0.68)	(0.59)

Net asset value, end of period	$39.90	$39.50	$36.40	$32.75	$32.28	$29.06

Total return	2.07%[c]	10.77%	13.68%	3.75%	13.49%	10.68%

Ratios/Supplemental data:
Net assets, end of period (000s)	$450,883	$306,163	$202,040	$135,916	$108,129	$61,030
Ratio of expenses to average net assets[d,e]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.26%	2.17%	2.24%	2.17%	2.29%	2.18%
Portfolio turnover rate[f]	85%	12%	9%	5%	10%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Aggressive Allocation ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010
Net asset value, beginning of period	$45.81	$41.28	$35.25	$35.09	$30.11	$26.97

Income from investment operations:
Net investment income[a]	0.48	0.97	0.90	0.76	0.69	0.56
Net realized and unrealized gain[b]	0.05	4.48	6.01	0.16	4.93	3.15

Total from investment operations	0.53	5.45	6.91	0.92	5.62	3.71

Less distributions from:
Net investment income	(0.45)	(0.92)	(0.88)	(0.76)	(0.64)	(0.57)

Total distributions	(0.45)	(0.92)	(0.88)	(0.76)	(0.64)	(0.57)

Net asset value, end of period	$45.89	$45.81	$41.28	$35.25	$35.09	$30.11

Total return	1.29%[c,d]	13.24%	19.81%	2.76%	18.75%	13.78%

Ratios/Supplemental data:
Net assets, end of period (000s)	$318,967	$267,985	$169,263	$89,879	$82,468	$43,661
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.08%	2.19%	2.33%	2.24%	2.00%	1.89%
Portfolio turnover rate[g]	64%	12%	10%	12%	13%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[c]	Not annualized.
[d]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 1.16%.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Multi-Asset Income ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Period from Apr. 3, 2012[a] to Jul. 31, 2012
Net asset value, beginning of period	$26.28	$25.20	$26.40	$25.00

Income from investment operations:
Net investment income[b]	0.70	1.52	1.41	0.35
Net realized and unrealized gain (loss)[c]	(0.05)	1.14	(1.20)	1.37

Total from investment operations	0.65	2.66	0.21	1.72

Less distributions from:
Net investment income	(0.69)	(1.53)	(1.41)	(0.32)
Net realized gain	(0.20)	(0.05)	—	—

Total distributions	(0.89)	(1.58)	(1.41)	(0.32)

Net asset value, end of period	$26.04	$26.28	$25.20	$26.40

Total return	2.54%[d]	10.95%	0.71%	6.91%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$255,194	$170,802	$112,134	$48,844
Ratio of expenses to average net assets[e,f]	0.24%	0.18%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	5.33%	5.92%	5.36%	4.22%
Portfolio turnover rate[g]	23%	68%	51%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name[a]	Diversification Classification
Core Conservative Allocation	iShares Conservative Allocation ETF	Diversified
Core Moderate Allocation	iShares Moderate Allocation ETF	Diversified
Core Growth Allocation	iShares Growth Allocation ETF	Diversified
Core Aggressive Allocation	iShares Aggressive Allocation ETF	Diversified
Morningstar Multi-Asset Income		Diversified

[a]	The Funds changed their names effective February 2, 2015.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. Each underlying index is comprised entirely of securities of iShares funds (each, an “Underlying Fund,” collectively, the “Underlying Funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each Fund is a fund of funds and seeks its investment objective by investing primarily in the affiliated Underlying Funds.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2015, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the Underlying Funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of January 31, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of January 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core Conservative Allocation	$18,867,425	$18,867,425	$—
Core Moderate Allocation	13,455,944	13,455,944	—
Core Growth Allocation	16,009,738	16,009,738	—
Core Aggressive Allocation	5,132,063	5,132,063	—
Morningstar Multi-Asset Income	31,547,203	31,547,203	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund. In addition, each Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expense.

For each of the iShares Core Conservative Allocation, iShares Core Moderate Allocation, iShares Core Growth Allocation and iShares Core Aggressive Allocation ETFs, BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through November 30, 2015 in an amount equal to 0.14% of average daily net assets.

For the iShares Morningstar Multi-Asset Income ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2015 in order to limit total annual operating expenses to 0.60% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015 each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Core Conservative Allocation	$32,787
Core Moderate Allocation	44,843
Core Growth Allocation	37,885
Core Aggressive Allocation	21,650
Morningstar Multi-Asset Income	89,541

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds’ investments in Underlying Funds are considered to be investments in affiliates for purposes of Section 2(a)(3) of the 1940 Act. Dividend income and realized gains and losses from affiliated investments are presented in the statements of operations.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2015 were as follows:

iShares ETF	Purchases	Sales
Core Conservative Allocation	$176,718,280	$176,398,310
Core Moderate Allocation	258,988,661	257,766,065
Core Growth Allocation	315,227,052	313,157,767
Core Aggressive Allocation	190,596,022	189,581,633
Morningstar Multi-Asset Income	48,050,255	49,581,916

In-kind transactions (see Note 4) for the six months ended January 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Conservative Allocation	$60,363,477	$33,913,250
Core Moderate Allocation	174,132,804	97,954,137
Core Growth Allocation	316,163,064	173,790,658
Core Aggressive Allocation	168,635,879	116,792,094
Morningstar Multi-Asset Income	87,538,741	1,313,080

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its indirect investment in equity and fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets indirectly in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests a substantial amount of its assets indirectly in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring[a]	Expiring 2018	Expiring 2019	Total
Core Conservative Allocation	$26,817	$—	$9,849	$36,666
Core Moderate Allocation	38,081	—	4,198	42,279
Core Growth Allocation	—	2,489	—	2,489
Core Aggressive Allocation	114,982	—	—	114,982

[a]	Must be utilized prior to losses subject to expiration.

As of January 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Conservative Allocation	$221,067,598	$6,877,568	$(236,783)	$6,640,785
Core Moderate Allocation	328,137,159	11,065,341	(511,637)	10,553,704
Core Growth Allocation	452,757,898	17,890,341	(1,139,194)	16,751,147
Core Aggressive Allocation	309,787,428	16,964,325	(1,127,407)	15,836,918
Morningstar Multi-Asset Income	291,717,605	6,891,258	(11,184,009)	(4,292,751)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core Conservative Allocation	$0.317088	$—	$0.002313	$0.319401	99%	—%	1%	100%
Core Moderate Allocation	0.334963	—	0.003559	0.338522	99	—	1	100
Core Growth Allocation	0.381237	—	0.005156	0.386393	99	—	1	100
Core Aggressive Allocation	0.443938	—	0.008545	0.452483	98	—	2	100
Morningstar Multi-Asset Income	0.691836	0.197674	0.003873	0.893383	77	22	1	100

SUPPLEMENTAL INFORMATION	37

Notes:

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-74-0115

JANUARY 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI Asia ex Japan Minimum Volatility ETF | AXJV | NYSE Arca
➢	iShares MSCI EAFE Minimum Volatility ETF | EFAV | NYSE Arca
➢	iShares MSCI Europe Minimum Volatility ETF | EUMV | NYSE Arca
➢	iShares MSCI Japan Minimum Volatility ETF | JPMV | NYSE Arca
➢	iShares MSCI USA Minimum Volatility ETF | USMV | NYSE Arca

Fund Performance Overview

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

Performance as of January 31, 2015

The iShares MSCI Asia ex Japan Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities (excluding Japan) that, in the aggregate, have lower volatility characteristics relative to the broader Asian equity markets, excluding Japan, as represented by the MSCI AC Asia ex Japan Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 0.80%, net of fees, while the total return for the Index was 1.11%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	4.78%	3.10%	5.44%

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,008.00	$1.77	$1,000.00	$1,023.40	$1.79	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Financials	28.94%
Information Technology	16.90
Telecommunication Services	12.23
Industrials	10.76
Utilities	9.74
Consumer Staples	9.19
Health Care	6.38
Consumer Discretionary	4.81
Energy	0.76
Materials	0.29

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*

Taiwan	20.60%
China	19.50
Hong Kong	18.98
South Korea	13.02
Malaysia	8.67
Singapore	8.54
Philippines	4.78
India	3.77
Indonesia	1.76
Thailand	0.38

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

Performance as of January 31, 2015

The iShares MSCI EAFE Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada, as represented by the MSCI EAFE Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 0.17%, net of fees, while the total return for the Index was 0.28%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.40%	11.75%	11.50%	11.40%	11.75%	11.50%
Since Inception	10.94%	10.88%	11.07%	40.73%	40.49%	41.18%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,001.70	$1.01	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Financials	20.87%
Consumer Staples	16.24
Health Care	15.59
Industrials	10.76
Consumer Discretionary	10.27
Telecommunication Services	10.03
Utilities	8.61
Materials	3.19
Energy	2.93
Information Technology	1.51

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*

Japan	27.28%
United Kingdom	22.97
Switzerland	14.37
Hong Kong	8.69
Australia	6.58
France	4.56
Singapore	4.49
Germany	3.90
Israel	1.62
Denmark	1.53

TOTAL	95.99%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EUROPE MINIMUM VOLATILITY ETF

Performance as of January 31, 2015

The iShares MSCI Europe Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of European developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader European developed equity markets, as represented by the MSCI Europe Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -3.24%, net of fees, while the total return for the Index was -3.12%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(4.55)%	(4.28)%	(4.34)%

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio

$1,000.00	$967.60	$1.24	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Consumer Staples	19.08%
Financials	18.02
Health Care	16.94
Telecommunication Services	10.07
Utilities	8.97
Consumer Discretionary	8.70
Industrials	7.51
Energy	5.48
Materials	4.35
Information Technology	0.88

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*

United Kingdom	37.21%
Switzerland	19.56
Germany	11.03
France	10.25
Denmark	4.21
Belgium	3.94
Finland	3.45
Netherlands	2.41
Norway	2.39
Sweden	2.33

TOTAL	96.78%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

Performance as of January 31, 2015

The iShares MSCI Japan Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities that, in the aggregate, have lower volatility characteristics relative to the broader Japanese equity markets, as represented by the MSCI Japan Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 0.70%, net of fees, while the total return for the Index was 0.56%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	4.90%	3.82%	4.76%

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio

$1,000.00	$1,007.00	$1.52	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Consumer Discretionary	19.63%
Industrials	18.83
Financials	14.35
Consumer Staples	12.13
Health Care	11.75
Information Technology	8.96
Telecommunication Services	4.46
Materials	4.34
Utilities	3.81
Energy	1.74

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

Eisai Co. Ltd.	1.90%
Oriental Land Co. Ltd.	1.84
Takeda Pharmaceutical Co. Ltd.	1.72
Toyota Motor Corp.	1.61
Tokyo Gas Co. Ltd.	1.60
Nippon Telegraph and Telephone Corp.	1.59
NTT DOCOMO Inc.	1.52
Canon Inc.	1.51
East Japan Railway Co.	1.48
West Japan Railway Co.	1.47

TOTAL	16.24%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

Performance as of January 31, 2015

The iShares MSCI USA Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market, as represented by the MSCI USA Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 10.90%, net of fees, while the total return for the Index was 11.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.33%	19.38%	19.56%	19.33%	19.38%	19.56%
Since Inception	17.45%	17.47%	17.66%	69.76%	69.84%	70.63%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio

$1,000.00	$1,109.00	$0.80	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Health Care	19.73%
Financials	15.80
Consumer Staples	14.33
Information Technology	14.03
Utilities	8.84
Consumer Discretionary	8.69
Industrials	6.41
Materials	4.53
Telecommunication Services	4.28
Energy	3.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

AmerisourceBergen Corp.	1.58%
Becton, Dickinson and Co.	1.56
Duke Energy Corp.	1.55
Wal-Mart Stores Inc.	1.52
Merck & Co. Inc.	1.46
McDonald’s Corp.	1.44
Automatic Data Processing Inc.	1.42
Southern Co. (The)	1.42
PepsiCo Inc.	1.41
Procter & Gamble Co. (The)	1.41

TOTAL	14.77%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2014 and held through January 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.38%

CHINA — 19.43%
AAC Technologies Holdings Inc.	2,000	$12,820
Agricultural Bank of China Ltd. Class H	38,000	18,623
Bank of China Ltd. Class H	106,000	59,334
Bank of Communications Co. Ltd. Class H	4,000	3,364
Beijing Capital International Airport Co. Ltd. Class H	16,000	15,209
Beijing Enterprises Holdings Ltd.	5,000	38,274
Beijing Enterprises Water Group Ltd.	8,000	5,293
China Construction Bank Corp. Class H	50,000	40,176
China Everbright Bank Co. Ltd.	36,000	19,223
China Life Insurance Co. Ltd. Class H	2,000	7,893
China Medical System Holdings Ltd.	8,000	13,806
China Mengniu Dairy Co. Ltd.	6,000	27,356
China Minsheng Banking Corp. Ltd. Class H	4,800	5,850
China Mobile Ltd.	5,000	66,100
China Pacific Insurance (Group) Co. Ltd. Class H	800	3,869
China Petroleum & Chemical Corp. Class H	32,000	25,300
China Resources Gas Group Ltd.	12,000	29,314
China Resources Power Holdings Co. Ltd.	8,000	22,597
CSPC Pharmaceutical Group Ltd.	20,000	16,896
Guangdong Investment Ltd.	36,000	48,289
Haier Electronics Group Co. Ltd.	4,000	10,782
Haitong Securities Co. Ltd. Class H	1,600	3,483
Hengan International Group Co. Ltd.	4,000	47,592
Huaneng Power International Inc. Class H	4,000	5,675
Industrial and Commercial Bank of China Ltd. Class H	26,000	18,712
Inner Mongolia Yitai Coal Co. Ltd. Class B	4,000	5,644
Intime Retail Group Co. Ltd.	5,000	3,083
Jiangsu Expressway Co. Ltd. Class H	28,000	34,777
Lenovo Group Ltd.[a]	36,000	46,617
Semiconductor Manufacturing International Corp.[b]	52,000	4,561
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	6,284

Security	Shares	Value
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	12,200	$26,435
Shenzhou International Group Holdings Ltd.	8,000	29,097
Sihuan Pharmaceutical Holdings Group Ltd.	28,000	18,093
Sino Biopharmaceutical Ltd.	24,000	24,051
Sinopharm Group Co. Ltd. Class H	2,400	8,776
SOHO China Ltd.	17,000	11,818
Sun Art Retail Group Ltd.[a]	49,000	44,302
Tencent Holdings Ltd.	3,000	51,075
Tingyi Cayman Islands Holding Corp.	8,000	19,749
Tsingtao Brewery Co. Ltd. Class H	4,000	26,853
Uni-President China Holdings Ltd.	6,000	5,185
Want Want China Holdings Ltd.	16,000	19,233
Zhejiang Expressway Co. Ltd. Class H	40,000	51,023
ZTE Corp. Class H	3,200	7,025

		1,009,511
HONG KONG — 18.92%
AIA Group Ltd.	12,800	74,703
ASM Pacific Technology Ltd.	1,600	14,518
Bank of East Asia Ltd. (The)	4,400	18,273
BOC Hong Kong (Holdings) Ltd.	22,000	77,321
Cathay Pacific Airways Ltd.	12,000	28,014
Cheung Kong Infrastructure Holdings Ltd.	10,000	82,351
CLP Holdings Ltd.	10,000	89,252
Hanergy Thin Film Power Group Ltd.[a]	80,000	37,248
Hang Seng Bank Ltd.	4,800	84,072
HKT Trust & HKT Ltd.	16,160	21,176
Hong Kong & China Gas Co. Ltd.	32,800	75,302
Link REIT (The)	10,000	67,713
MTR Corp. Ltd.	20,000	88,865
Power Assets Holdings Ltd.	9,000	94,372
Swire Pacific Ltd. Class A	6,000	80,559
Swire Properties Ltd.	6,800	21,882
WH Group Ltd.[b,c]	35,000	19,862
Yue Yuen Industrial Holdings Ltd.	2,000	7,442

		982,925
INDIA — 3.75%
Dr. Reddy’s Laboratories Ltd. SP ADR	1,952	98,518
Infosys Ltd. SP ADR	1,424	48,530
Wipro Ltd. SP ADR	3,726	47,916

		194,964

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

January 31, 2015

Security	Shares	Value
INDONESIA — 1.75%
PT Bank Central Asia Tbk	37,200	$39,278
PT Jasa Marga (Persero) Tbk	26,400	15,005
PT Kalbe Farma Tbk	58,400	8,598
PT Telekomunikasi Indonesia (Persero) Tbk	27,600	6,166
PT Unilever Indonesia Tbk	7,800	22,059

		91,106
MALAYSIA — 8.64%
Astro Malaysia Holdings Bhd	9,400	7,566
Axiata Group Bhd	26,400	52,393
Berjaya Sports Toto Bhd	4,400	4,111
Hong Leong Bank Bhd	16,800	64,922
IHH Healthcare Bhd	41,000	58,765
Malayan Banking Bhd	23,000	55,281
Malaysia Airports Holdings Bhd	1,800	3,552
Maxis Bhd	31,800	62,233
Petronas Chemicals Group Bhd	10,800	15,182
Petronas Gas Bhd	2,200	13,462
Public Bank Bhd	11,800	59,000
Sime Darby Bhd	5,400	13,991
Telekom Malaysia Bhd	13,800	26,588
Tenaga Nasional Bhd	3,000	11,990

		449,036
PHILIPPINES — 4.76%
Aboitiz Power Corp.	8,000	8,074
Bank of the Philippine Islands	21,300	47,824
BDO Unibank Inc.	20,160	52,351
International Container Terminal Services Inc.	12,460	32,215
Jollibee Foods Corp.	8,340	43,882
Metro Pacific Investments Corp.	24,000	2,814
Metropolitan Bank & Trust Co.	6,360	13,746
Philippine Long Distance Telephone Co.	440	29,637
Universal Robina Corp.	3,560	16,713

		247,256
SINGAPORE — 8.51%
Ascendas REIT	8,000	14,544
CapitaMall Trust Management Ltd.	6,000	9,268
ComfortDelGro Corp. Ltd.	10,000	21,211
DBS Group Holdings Ltd.	4,000	58,503
Oversea-Chinese Banking Corp. Ltd.	10,000	76,860
Singapore Airlines Ltd.	10,000	93,489
Singapore Technologies Engineering Ltd.	6,000	14,899

Security	Shares	Value
Singapore Telecommunications Ltd.	22,000	$66,337
StarHub Ltd.	22,000	67,962
Wilmar International Ltd.	8,000	19,038

		442,111
SOUTH KOREA — 12.71%
AmorePacific Corp.	10	24,241
AmorePacific Group	20	22,915
Cheil Worldwide Inc.[b]	670	12,100
CJ CheilJedang Corp.	64	20,600
Dongbu Insurance Co. Ltd.	748	36,388
E-Mart Co. Ltd.	62	11,792
Hyundai Department Store Co. Ltd.	64	6,993
Hyundai Glovis Co. Ltd.	28	6,260
Hyundai Mobis Co. Ltd.	48	10,885
Hyundai Wia Corp.	78	10,984
Kangwon Land Inc.	1,540	45,626
KEPCO Plant Service & Engineering Co. Ltd.	246	19,863
Kia Motors Corp.	376	15,816
Korea Aerospace Industries Ltd.	340	14,566
Korea Electric Power Corp.	468	18,487
KT Corp.	560	15,337
KT&G Corp.	634	46,495
Lotte Shopping Co. Ltd.	66	14,333
NAVER Corp.	18	11,785
ORION Corp.	26	24,964
S1 Corp.	388	28,383
Samsung Electronics Co. Ltd.	8	9,985
Samsung Fire & Marine Insurance Co. Ltd.	208	56,108
Samsung Life Insurance Co. Ltd.	502	51,641
SK C&C Co. Ltd.	142	30,514
SK Hynix Inc.	520	22,657
SK Telecom Co. Ltd.	128	33,826
Yuhan Corp.	236	36,902

		660,446
TAIWAN — 20.53%
Advanced Semiconductor Engineering Inc.	40,000	50,645
Advantech Co. Ltd.	2,596	19,606
ASUSTeK Computer Inc.	4,000	42,204
Chang Hwa Commercial Bank Ltd.	44,880	25,421
Chicony Electronics Co. Ltd.	8,040	22,324
China Airlines Ltd.[b]	24,000	12,109
Chunghwa Telecom Co. Ltd.	26,000	78,792

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

January 31, 2015

Security	Shares	Value
Delta Electronics Inc.	4,000	$24,561
EVA Airways Corp.[b]	4,589	3,524
Far EasTone Telecommunications Co. Ltd.	22,000	53,894
First Financial Holding Co. Ltd.	76,480	44,776
Formosa International Hotels Corp.	2,000	20,309
Formosa Taffeta Co. Ltd.	6,000	6,083
Foxconn Technology Co. Ltd.	14,700	40,069
Hon Hai Precision Industry Co. Ltd.	6,480	17,828
HTC Corp.[b]	6,000	29,892
Hua Nan Financial Holdings Co. Ltd.	119,480	66,539
Kinsus Interconnect Technology Corp.	4,000	13,010
Lite-On Technology Corp.	22,160	27,424
MediaTek Inc.	2,000	30,654
Mega Financial Holding Co. Ltd.	22,000	16,894
Novatek Microelectronics Corp.	2,000	11,138
President Chain Store Corp.	4,000	30,844
Quanta Computer Inc.	4,000	9,774
ScinoPharm Taiwan Ltd.	6,240	10,495
Siliconware Precision Industries Co. Ltd.	2,000	3,376
Simplo Technology Co. Ltd.	2,000	9,900
Standard Foods Corp.	6,540	14,050
Synnex Technology International Corp.	22,000	31,764
Taiwan Business Bank Ltd.[b]	52,000	15,131
Taiwan Cooperative Financial Holding Co. Ltd.	142,800	73,862
Taiwan Mobile Co. Ltd.	16,000	52,803
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	80,537
Transcend Information Inc.	6,000	19,135
U-Ming Marine Transport Corp.	14,000	21,635
Uni-President Enterprises Co.	2,240	3,590
United Microelectronics Corp.	34,000	16,615
WPG Holdings Co. Ltd.	8,000	9,977
Zhen Ding Technology Holding Ltd.	2,000	5,667

		1,066,851
THAILAND — 0.38%
Bangkok Dusit Medical Services PCL NVDR	5,000	2,841
CP All PCL NVDR	6,600	8,369
PTT PCL NVDR	800	8,457

		19,667
TOTAL COMMON STOCKS (Cost: $4,984,355)		5,163,873

Security	Shares	Value
PREFERRED STOCKS — 0.26%

SOUTH KOREA — 0.26%
Samsung Electronics Co. Ltd.	14	$13,647

		13,647

TOTAL PREFERRED STOCKS (Cost: $15,744)		13,647

SHORT-TERM INVESTMENTS — 2.55%

MONEY MARKET FUNDS — 2.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d,e,f]	122,720	122,720
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	7,383	7,383
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,157	2,157

		132,260

TOTAL SHORT-TERM INVESTMENTS (Cost: $132,260)		132,260

TOTAL INVESTMENTS IN SECURITIES — 102.19% (Cost: $5,132,359)		5,309,780
Other Assets, Less Liabilities — (2.19)%		(113,900)

NET ASSETS — 100.00%		$5,195,880

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.67%

AUSTRALIA — 6.55%
AGL Energy Ltd.	579,082	$6,403,634
ASX Ltd.	31,920	948,073
Commonwealth Bank of Australia	194,712	13,545,285
CSL Ltd.	71,554	4,900,810
Federation Centres	1,228,762	2,899,403
GPT Group (The)	2,757,622	9,706,693
Healthscope Ltd.[a]	1,572,592	3,306,572
Novion Property Group	3,795,022	6,856,467
Scentre Group[a]	1,927,170	5,702,979
Stockland	1,786,722	6,094,375
Telstra Corp. Ltd.	4,502,582	22,791,510
Transurban Group	1,339,842	9,609,733
Westfield Corp.	1,211,364	9,301,429
Woolworths Ltd.	399,532	9,887,889

		111,954,852
BELGIUM — 0.80%
Belgacom SA	207,746	7,735,053
Colruyt SA	126,882	5,851,052

		13,586,105
DENMARK — 1.53%
Coloplast A/S Class B	76,342	6,023,437
Novo Nordisk A/S Class B	224,238	10,044,465
TDC A/S	506,730	3,750,796
Tryg A/S	53,732	6,296,114

		26,114,812
FINLAND — 0.19%
Elisa OYJ	49,476	1,315,942
Fortum OYJ	91,504	1,951,571

		3,267,513
FRANCE — 4.54%
Aeroports de Paris	74,746	8,974,537
Danone SA	94,696	6,365,635
Dassault Systemes	93,970	5,823,743
Essilor International SA	22,876	2,557,436
Eutelsat Communications SA	95,228	3,271,622
L’Air Liquide SA	41,230	5,210,913
L’Oreal SA	46,550	8,354,796
Sanofi	25,270	2,338,307
SCOR SE	296,324	9,250,814
SES SA Class A FDR	468,958	17,090,379
Sodexo SA	48,698	4,843,032

Security	Shares	Value
Vivendi SA	149,226	$3,542,171

		77,623,385
GERMANY — 3.89%
Beiersdorf AG	100,282	8,804,102
Celesio AG	134,862	3,994,858
Fresenius Medical Care AG & Co. KGaA	225,036	16,668,750
Fresenius SE & Co. KGaA	144,970	8,303,902
Kabel Deutschland Holding AGa	35,910	4,882,980
MAN SE	93,100	9,919,645
Merck KGaA	43,624	4,366,973
QIAGEN NVa	75,810	1,739,615
Telefonica Deutschland Holding AG	1,397,298	7,773,533

		66,454,358
HONG KONG — 8.67%
Bank of East Asia Ltd. (The)	478,800	1,988,477
BOC Hong Kong (Holdings) Ltd.[b]	4,123,000	14,490,736
Cheung Kong Infrastructure Holdings Ltd.	1,596,000	13,143,299
CLP Holdings Ltd.	2,438,000	21,759,575
Hang Seng Bank Ltd.	1,489,600	26,090,358
HKT Trust & HKT Ltd.[b]	2,926,349	3,834,692
Hong Kong & China Gas Co. Ltd.	1,401,384	3,217,272
Link REIT (The)	1,729,000	11,707,520
MTR Corp. Ltd.	3,641,748	16,181,163
Power Assets Holdings Ltd.	1,862,000	19,524,541
Sun Hung Kai Properties Ltd.	212,599	3,471,407
Swire Pacific Ltd. Class A	336,000	4,511,289
WH Group Ltd.[a,c]	9,044,000	5,132,439
Yue Yuen Industrial Holdings Ltd.	798,000	2,969,336

		148,022,104
IRELAND — 0.93%
Kerry Group PLC Class A	155,078	11,238,360
Ryanair Holdings PLC SP ADR[a]	70,558	4,655,417

		15,893,777
ISRAEL — 1.62%
Bank Hapoalim BM	1,738,842	7,750,923
Bank Leumi le-Israel BMa	1,311,114	4,384,907
Bezeq The Israel Telecommunication Corp. Ltd.	2,793,000	4,467,719
Mizrahi Tefahot Bank Ltd.[a]	361,228	3,954,604
NICE-Systems Ltd.	29,260	1,439,169

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

January 31, 2015

Security	Shares	Value
Teva Pharmaceutical Industries Ltd.	98,420	$5,612,970

		27,610,292
ITALY — 0.05%
Snam SpA	170,506	834,279

		834,279
JAPAN — 27.19%
ABC-MART Inc.	61,800	3,098,812
Ajinomoto Co. Inc.	266,000	5,521,994
ANA Holdings Inc.	2,926,000	8,125,494
Aozora Bank Ltd.	1,330,000	4,868,684
Asahi Group Holdings Ltd.	53,200	1,761,332
Astellas Pharma Inc.	536,000	8,348,121
Bank of Yokohama Ltd. (The)	1,596,000	8,692,979
Benesse Holdings Inc.	186,200	5,587,664
Calbee Inc.	26,600	1,047,333
Canon Inc.	292,600	9,317,416
Chiba Bank Ltd. (The)	532,000	3,623,207
Daiichi Sankyo Co. Ltd.	53,200	775,819
East Japan Railway Co.	133,000	10,337,462
Eisai Co. Ltd.	505,400	25,333,463
Electric Power Development Co. Ltd.	26,600	976,001
FamilyMart Co. Ltd.	141,900	6,185,059
Japan Airlines Co. Ltd.	307,300	10,490,555
Japan Prime Realty Investment Corp.	2,128	7,463,806
Japan Real Estate Investment Corp.	2,128	10,380,488
Japan Retail Fund Investment Corp.	4,522	9,824,326
Japan Tobacco Inc.	53,200	1,464,002
Kamigumi Co. Ltd.	84,000	845,971
Kaneka Corp.	266,000	1,637,237
Kao Corp.	121,200	5,345,739
KDDI Corp.	53,200	3,787,610
Kyowa Hakko Kirin Co. Ltd.	376,000	4,314,885
Lawson Inc.	186,200	12,237,381
McDonald’s Holdings Co. (Japan) Ltd.[b]	159,600	3,506,811
Miraca Holdings Inc.	94,000	4,241,263
Mitsubishi Tanabe Pharma Corp.	585,200	9,316,171
Mizuho Financial Group Inc.	8,246,000	13,618,729
Nagoya Railroad Co. Ltd.	798,000	3,152,190
NH Foods Ltd.	70,000	1,740,689

Security	Shares	Value
Nippon Building Fund Inc.	1,068	$5,273,401
Nippon Prologis REIT Inc.	3,724	8,794,429
Nippon Telegraph and Telephone Corp.	251,200	15,012,336
Nissin Foods Holdings Co. Ltd.	106,400	5,779,015
Nitori Holdings Co. Ltd.	168,600	9,587,945
Nomura Research Institute Ltd.	79,800	2,734,389
NTT DOCOMO Inc.	1,276,800	21,793,590
Oracle Corp. Japan	106,400	4,447,487
Oriental Land Co. Ltd.	95,000	23,061,550
Osaka Gas Co. Ltd.	1,064,000	4,226,471
Otsuka Corp.	53,200	1,845,571
Otsuka Holdings Co. Ltd.	490,000	15,257,098
Park24 Co. Ltd.	239,400	4,116,869
Sankyo Co. Ltd.	117,200	4,235,423
Santen Pharmaceutical Co. Ltd.	53,200	3,333,350
Secom Co. Ltd.	106,400	6,226,481
Seven Bank Ltd.	228,000	1,028,732
Shimamura Co. Ltd.	54,900	4,912,093
Shionogi & Co. Ltd.	159,600	4,830,188
Suntory Beverage & Food Ltd.	239,400	8,447,733
Suzuken Co. Ltd.	53,200	1,510,424
Takeda Pharmaceutical Co. Ltd.	455,800	22,905,439
Tobu Railway Co. Ltd.	798,000	3,858,715
Tokyo Gas Co. Ltd.	1,658,000	9,969,314
TonenGeneral Sekiyu K.K.	798,000	7,099,221
Toyo Suisan Kaisha Ltd.	66,000	2,345,805
Unicharm Corp.	212,800	5,924,849
United Urban Investment Corp.	6,650	10,682,799
USS Co. Ltd.	425,600	6,731,919
West Japan Railway Co.	356,000	18,420,534
Yamada Denki Co. Ltd.	824,600	3,088,784
Yamato Holdings Co. Ltd.	266,000	6,064,343
Yamazaki Baking Co. Ltd.	266,000	3,942,502

		464,457,492
NETHERLANDS — 1.10%
Altice SAa,b	46,018	3,847,941
Unilever NV CVA	342,076	14,896,349

		18,744,290
NEW ZEALAND — 0.46%
Auckland International Airport Ltd.	1,859,340	6,005,315
Ryman Healthcare Ltd.	131,936	790,013
Spark New Zealand Ltd.	438,634	1,050,590

		7,845,918

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

January 31, 2015

Security	Shares	Value
NORWAY — 0.47%
Statoil ASA	201,362	$3,335,898
Telenor ASA	220,248	4,725,791

		8,061,689
SINGAPORE — 4.47%
DBS Group Holdings Ltd.	1,330,000	19,452,147
Oversea-Chinese Banking Corp. Ltd.[b]	2,021,699	15,538,888
Singapore Airlines Ltd.	1,383,200	12,931,402
Singapore Press Holdings Ltd.[b]	1,172,000	3,577,238
Singapore Telecommunications Ltd.	4,256,000	12,833,109
StarHub Ltd.	1,622,600	5,012,540
United Overseas Bank Ltd.	414,000	7,092,247

		76,437,571
SWITZERLAND — 14.32%
Barry Callebaut AG Registered	6,118	6,097,719
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	1,330	6,932,971
Chocoladefabriken Lindt & Sprugli AG Registered	266	16,735,406
Givaudan SA Registered[a]	12,236	22,356,085
Kuehne & Nagel International AG Registered	123,690	17,019,894
Nestle SA Registered	335,958	25,724,951
Novartis AG Registered	265,468	26,011,565
Partners Group Holding AG	21,546	5,774,951
Roche Holding AG Genusschein	84,588	22,855,906
Schindler Holding AG Registered	7,270	1,058,834
SGS SA Registered	5,054	9,613,064
Swiss Prime Site AG Registered	150,556	13,058,387
Swiss Re AG	271,054	24,481,917
Swisscom AG Registered	40,964	24,020,518
Syngenta AG Registered	28,196	9,169,331
Zurich Insurance Group AG	41,230	13,685,824

		244,597,323
UNITED KINGDOM — 22.89%
Admiral Group PLC	83,818	1,822,834
AstraZeneca PLC	219,184	15,613,605
Babcock International Group PLC	243,676	3,681,730
BP PLC	2,256,478	14,384,635
British American Tobacco PLC	302,708	17,057,993
BT Group PLC	1,342,768	8,427,807
Bunzl PLC	158,270	4,509,279

Security	Shares	Value
Capita PLC	198,436	$3,331,988
Centrica PLC	3,755,122	16,569,792
Compass Group PLC	1,381,072	23,874,421
Diageo PLC	481,194	14,237,300
Direct Line Insurance Group PLC	1,306,858	6,133,659
Fresnillo PLC	161,994	2,187,257
G4S PLC	943,236	4,040,277
GlaxoSmithKline PLC	922,754	20,330,931
HSBC Holdings PLC	1,368,570	12,530,061
Imperial Tobacco Group PLC	216,258	10,146,691
Inmarsat PLC	519,498	6,507,155
J Sainsbury PLC[b]	875,140	3,356,910
Land Securities Group PLC	131,138	2,509,223
Marks & Spencer Group PLC	440,496	3,204,699
Merlin Entertainments PLC[c]	151,886	920,455
National Grid PLC	1,687,770	23,713,642
Next PLC	106,400	11,561,691
Randgold Resources Ltd.	134,330	11,469,505
Reckitt Benckiser Group PLC	295,526	24,988,794
Reed Elsevier PLC	834,708	14,492,177
Rexam PLC	366,016	2,336,309
Royal Dutch Shell PLC Class A	266,000	8,062,022
Royal Dutch Shell PLC Class B	537,586	16,991,749
Sky PLC	1,178,646	16,427,541
Smith & Nephew PLC	551,418	9,863,565
SSE PLC	961,058	23,224,525
Unilever PLC	431,718	18,998,048
United Utilities Group PLC	73,948	1,140,612
Vodafone Group PLC	3,515,190	12,380,348

		391,029,230

TOTAL COMMON STOCKS (Cost: $1,611,145,421)		1,702,534,990

SHORT-TERM INVESTMENTS — 0.67%

MONEY MARKET FUNDS — 0.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d,e,f]	9,936,922	9,936,922
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	597,755	597,755

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

January 31, 2015

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	950,134	$950,134

		11,484,811

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,484,811)		11,484,811

TOTAL INVESTMENTS IN SECURITIES — 100.34% (Cost: $1,622,630,232)		1,714,019,801
Other Assets, Less Liabilities — (0.34)%		(5,749,683)

NET ASSETS — 100.00%		$1,708,270,118

FDR  —  Fiduciary Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE MINIMUM VOLATILITY ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.82%

BELGIUM — 3.93%
Anheuser-Busch InBev NV	264	$32,204
Belgacom SA	1,252	46,616
Colruyt SA	481	22,181
Groupe Bruxelles Lambert SA	728	60,324
Telenet Group Holding NVa	140	7,773
UCB SA	212	16,500

		185,598
DENMARK — 4.20%
Carlsberg A/S Class B	176	12,939
Coloplast A/S Class B	668	52,706
Danske Bank A/S	416	10,789
Novo Nordisk A/S Class B	1,596	71,491
TDC A/S	1,908	14,123
Tryg A/S	236	27,654
William Demant Holding A/Sa	116	8,790

		198,492
FINLAND — 3.45%
Elisa OYJ	696	18,512
Fortum OYJ	3,052	65,092
Orion OYJ Class B	224	7,383
Sampo OYJ Class A	1,484	71,875

		162,862
FRANCE — 10.23%
Aeroports de Paris	328	39,382
Danone SA	1,044	70,179
Dassault Systemes	72	4,462
Essilor International SA	288	32,197
Eutelsat Communications SA	116	3,985
L’Air Liquide SA	264	33,366
L’Oreal SA	368	66,049
Pernod Ricard SA	20	2,406
Sanofi	600	55,520
SCOR SE	924	28,846
SES SA Class A FDR	1,732	63,120
Societe BIC SA	20	2,844
Sodexo SA	124	12,332
Total SA	556	28,547
Vivendi SA	1,688	40,068

		483,303
GERMANY — 11.01%
Bayer AG Registered	64	9,248
Beiersdorf AG	348	30,552

Security	Shares	Value
Celesio AG	576	$17,062
Deutsche Telekom AG Registered	2,180	37,601
Fresenius Medical Care AG & Co. KGaA	964	71,405
Fresenius SE & Co. KGaA	1,216	69,653
Hannover Rueck SE Registered	192	17,212
Kabel Deutschland Holding AGa	225	30,595
Linde AG	132	25,308
MAN SE	388	41,341
Merck KGaA	424	42,444
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	328	65,883
QIAGEN NVa	268	6,150
RTL Group SA	24	2,273
SAP SE	380	24,811
Telefonica Deutschland Holding AG	5,144	28,617

		520,155
IRELAND — 1.44%
Kerry Group PLC Class A	660	47,830
Ryanair Holdings PLC SP ADR[a]	308	20,322

		68,152
ITALY — 1.09%
Snam SpA	9,428	46,131
Terna Rete Elettrica Nazionale SpA	1,164	5,099

		51,230
NETHERLANDS — 2.40%
Altice SAa	176	14,717
ASML Holding NV	116	12,211
Reed Elsevier NV	492	12,070
Unilever NV CVA	1,712	74,552

		113,550
NORWAY — 2.39%
Gjensidige Forsikring ASA	1,600	26,940
Statoil ASA	2,496	41,351
Telenor ASA	2,068	44,372

		112,663
PORTUGAL — 0.28%
Energias de Portugal SA	3,456	13,170

		13,170
SPAIN — 0.42%
Iberdrola SA	2,886	19,957

		19,957
SWEDEN — 2.32%
Hennes & Mauritz AB Class B	945	38,954
ICA Gruppen AB	208	8,003

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE MINIMUM VOLATILITY ETF

January 31, 2015

Security	Shares	Value
Svenska Cellulosa AB Class B	96	$2,323
Svenska Handelsbanken AB Class A	180	8,547
TeliaSonera AB	8,408	51,887

		109,714
SWITZERLAND — 19.52%
Barry Callebaut AG Registered	24	23,920
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	4	20,851
Chocoladefabriken Lindt & Sprugli AG Registered	1	62,915
Givaudan SA Registered	39	71,256
Kuehne & Nagel International AG Registered	532	73,204
Nestle SA Registered	956	73,203
Novartis AG Registered	744	72,900
Partners Group Holding AG	188	50,389
Roche Holding AG Genusschein	236	63,768
Schindler Holding AG Participation Certificates	52	7,720
Schindler Holding AG Registered	232	33,789
SGS SA Registered	28	53,258
Sonova Holding AG Registered	64	8,424
Swiss Prime Site AG Registered	644	55,857
Swiss Re AG	844	76,231
Swisscom AG Registered	120	70,366
Syngenta AG Registered	84	27,317
Zurich Insurance Group AG	232	77,010

		922,378
UNITED KINGDOM — 37.14%
Admiral Group PLC	1,568	34,100
AstraZeneca PLC	952	67,816
Babcock International Group PLC	892	13,477
BAE Systems PLC	3,692	28,141
BP PLC	10,352	65,992
British American Tobacco PLC	1,204	67,847
British Land Co. PLC (The)	2,344	29,202
BT Group PLC	9,232	57,944
Bunzl PLC	172	4,900
Capita PLC	216	3,627
Centrica PLC	14,768	65,165
Compass Group PLC	4,152	71,775
Diageo PLC	2,240	66,276
Direct Line Insurance Group PLC	11,084	52,022
Dixons Carphone PLC	628	4,103
G4S PLC	6,956	29,795

Security	Shares	Value
GlaxoSmithKline PLC	3,072	$67,685
Hammerson PLC	429	4,436
HSBC Holdings PLC	7,092	64,931
Imperial Tobacco Group PLC	1,480	69,441
Inmarsat PLC	1,148	14,380
Intertek Group PLC	68	2,342
J Sainsbury PLC[b]	624	2,394
Land Securities Group PLC	3,812	72,940
National Grid PLC	4,780	67,160
Next PLC	348	37,815
Randgold Resources Ltd.	560	47,815
Reckitt Benckiser Group PLC	828	70,013
Reed Elsevier PLC	2,060	35,766
Royal Dutch Shell PLC Class A	1,996	60,495
Royal Dutch Shell PLC Class B	1,964	62,077
RSA Insurance Group PLC[a]	412	2,811
SABMiller PLC	52	2,831
Severn Trent PLC	720	23,271
Sky PLC	5,240	73,033
Smith & Nephew PLC	3,224	57,670
SSE PLC	2,860	69,114
Standard Chartered PLC	896	11,946
Unilever PLC	1,612	70,937
United Utilities Group PLC	3,160	48,741
Vodafone Group PLC	14,236	50,139
William Hill PLC	376	2,130

		1,754,495

TOTAL COMMON STOCKS (Cost: $4,894,832)		4,715,719

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	1,117	1,117
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	67	67
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	595	595

		1,779

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,779)		1,779

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE MINIMUM VOLATILITY ETF

January 31, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 99.86% (Cost: $4,896,611)	$4,717,498
Other Assets, Less Liabilities — 0.14%	6,832

NET ASSETS — 100.00%	$4,724,330

FDR  —  Fiduciary Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.61%

AIR FREIGHT & LOGISTICS — 0.99%
Yamato Holdings Co. Ltd.	4,600	$104,872

		104,872
AIRLINES — 2.07%
ANA Holdings Inc.	42,000	116,634
Japan Airlines Co. Ltd.	3,000	102,413

		219,047
AUTO COMPONENTS — 3.20%
Aisin Seiki Co. Ltd.	800	28,230
Bridgestone Corp.	2,800	112,939
Denso Corp.	3,200	143,049
Toyota Industries Corp.	1,000	54,399

		338,617
AUTOMOBILES — 4.59%
Daihatsu Motor Co. Ltd.	200	2,808
Fuji Heavy Industries Ltd.	400	14,631
Honda Motor Co. Ltd.	4,800	146,331
Isuzu Motors Ltd.	400	5,386
Mitsubishi Motors Corp.	400	3,419
Nissan Motor Co. Ltd.	16,600	143,651
Toyota Motor Corp.	2,600	169,216

		485,442
BEVERAGES — 2.21%
Asahi Group Holdings Ltd.	2,400	79,459
Kirin Holdings Co. Ltd.	3,600	48,729
Suntory Beverage & Food Ltd.	3,000	105,861

		234,049
BUILDING PRODUCTS — 0.20%
Asahi Glass Co. Ltd.	4,000	21,453

		21,453
CHEMICALS — 4.26%
Asahi Kasei Corp.	14,000	139,684
Kaneka Corp.	4,000	24,620
Kuraray Co. Ltd.	1,800	22,802
Mitsubishi Chemical Holdings Corp.	2,000	10,456
Nippon Paint Holdings Co. Ltd.	400	12,668
Shin-Etsu Chemical Co. Ltd.	1,800	120,260
Toray Industries Inc.	14,000	120,317

		450,807

Security	Shares	Value
COMMERCIAL BANKS — 6.96%
Aozora Bank Ltd.	30,000	$109,820
Bank of Yokohama Ltd. (The)	14,000	76,254
Chiba Bank Ltd. (The)	6,000	40,863
Mitsubishi UFJ Financial Group Inc.	21,800	117,347
Mizuho Financial Group Inc.	87,200	144,016
Resona Holdings Inc.	16,800	84,154
Seven Bank Ltd.	10,400	46,925
Sumitomo Mitsui Financial Group Inc.	3,000	101,915
Suruga Bank Ltd.	800	15,167

		736,461
COMMERCIAL SERVICES & SUPPLIES — 2.01%
Park24 Co. Ltd.	4,200	72,226
Secom Co. Ltd.	2,400	140,447

		212,673
COMPUTERS & PERIPHERALS — 1.95%
Canon Inc.	5,000	159,217
FUJIFILM Holdings Corp.	1,200	40,843
Ricoh Co. Ltd.	600	5,910

		205,970
CONSTRUCTION MATERIALS — 0.06%
Taiheiyo Cement Corp.	2,000	5,908

		5,908
DIVERSIFIED CONSUMER SERVICES — 0.79%
Benesse Holdings Inc.	2,800	84,025

		84,025
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.58%
Nippon Telegraph and Telephone Corp.	2,800	167,335

		167,335
ELECTRIC UTILITIES — 0.48%
Chubu Electric Power Co. Inc.[a]	3,800	50,531

		50,531
ELECTRICAL EQUIPMENT — 0.52%
Nidec Corp.	800	54,988

		54,988
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.94%
Hirose Electric Co. Ltd.	200	24,212
Hitachi Ltd.	8,000	61,111
Hoya Corp.	1,800	70,474

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

January 31, 2015

Security	Shares	Value
Keyence Corp.	200	$94,479
Kyocera Corp.	1,800	80,051
Murata Manufacturing Co. Ltd.	600	65,483
Shimadzu Corp.	2,000	20,976

		416,786
FOOD & STAPLES RETAILING — 2.61%
Aeon Co. Ltd.	2,800	29,784
FamilyMart Co. Ltd.	1,000	43,588
Lawson Inc.	1,400	92,010
Seven & I Holdings Co. Ltd.	3,000	110,778

		276,160
FOOD PRODUCTS — 3.13%
Ajinomoto Co. Inc.	4,000	83,037
Calbee Inc.	400	15,749
MEIJI Holdings Co. Ltd.	200	22,151
NH Foods Ltd.	1,000	24,867
Nissin Foods Holdings Co. Ltd.	1,400	76,040
Toyo Suisan Kaisha Ltd.	1,400	49,760
Yamazaki Baking Co. Ltd.	4,000	59,286

		330,890
GAS UTILITIES — 2.90%
Osaka Gas Co. Ltd.	32,000	127,112
Toho Gas Co. Ltd.	2,000	10,965
Tokyo Gas Co. Ltd.	28,000	168,360

		306,437
HEALTH CARE EQUIPMENT & SUPPLIES — 0.20%
Olympus Corp.[a]	200	7,015
Sysmex Corp.	200	9,024
Terumo Corp.	200	5,007

		21,046
HEALTH CARE PROVIDERS & SERVICES — 0.57%
Miraca Holdings Inc.	1,200	54,144
Suzuken Co. Ltd.	200	5,678

		59,822
HEALTH CARE TECHNOLOGY — 0.42%
M3 Inc.	2,200	44,612

		44,612
HOTELS, RESTAURANTS & LEISURE — 2.83%
McDonald’s Holdings Co. (Japan) Ltd.	4,800	105,468
Oriental Land Co. Ltd.	800	194,203

		299,671

Security	Shares	Value
HOUSEHOLD DURABLES — 1.28%
Nikon Corp.	600	$7,682
Panasonic Corp.	2,000	23,019
Sekisui Chemical Co. Ltd.	2,000	22,032
Sekisui House Ltd.	4,200	54,563
Sony Corp.	1,200	28,339

		135,635
HOUSEHOLD PRODUCTS — 1.32%
Unicharm Corp.	5,000	139,212

		139,212
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.42%
Electric Power Development Co. Ltd.	1,200	44,030

		44,030
INDUSTRIAL CONGLOMERATES — 0.38%
Toshiba Corp.	10,000	40,404

		40,404
INSURANCE — 0.20%
Tokio Marine Holdings Inc.	600	21,147

		21,147
INTERNET & CATALOG RETAIL — 0.24%
Rakuten Inc.	1,800	25,162

		25,162
INTERNET SOFTWARE & SERVICES — 0.04%
Yahoo! Japan Corp.	1,200	4,076

		4,076
IT SERVICES — 1.78%
Fujitsu Ltd.	2,000	10,652
ITOCHU Techno-Solutions Corp.	600	21,530
Nomura Research Institute Ltd.	2,600	89,090
NTT Data Corp.	1,200	46,124
Otsuka Corp.	600	20,815

		188,211
LEISURE EQUIPMENT & PRODUCTS — 1.32%
Bandai Namco Holdings Inc.	1,400	28,592
Sankyo Co. Ltd.	1,600	57,821
Shimano Inc.	400	53,327

		139,740
MACHINERY — 0.91%
FANUC Corp.	400	67,731
Komatsu Ltd.	1,200	23,823

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

January 31, 2015

Security	Shares	Value
Kurita Water Industries Ltd.	200	$4,299

		95,853
MEDIA — 0.49%
Dentsu Inc.	800	33,168
Toho Co. Ltd.	800	18,218

		51,386
MULTILINE RETAIL — 0.85%
Don Quijote Holdings Co. Ltd.	600	44,030
J. Front Retailing Co. Ltd.	2,200	28,300
Takashimaya Co. Ltd.	2,000	17,656

		89,986
OIL, GAS & CONSUMABLE FUELS — 1.73%
Idemitsu Kosan Co. Ltd.	600	10,083
JX Holdings Inc.	5,000	18,550
Showa Shell Sekiyu K.K.	1,200	11,799
TonenGeneral Sekiyu K.K.	16,000	142,341

		182,773
PERSONAL PRODUCTS — 1.88%
Kao Corp.	3,400	149,963
Shiseido Co. Ltd.	3,000	48,474

		198,437
PHARMACEUTICALS — 10.52%
Astellas Pharma Inc.	8,600	133,944
Chugai Pharmaceutical Co. Ltd.	1,000	30,009
Daiichi Sankyo Co. Ltd.	4,000	58,332
Eisai Co. Ltd.	4,000	200,502
Kyowa Hakko Kirin Co. Ltd.	6,000	68,854
Mitsubishi Tanabe Pharma Corp.	8,600	136,909
Ono Pharmaceutical Co. Ltd.	200	21,283
Otsuka Holdings Co. Ltd.	4,200	130,775
Santen Pharmaceutical Co. Ltd.	800	50,126
Shionogi & Co. Ltd.	2,000	60,529
Sumitomo Dainippon Pharma Co. Ltd.	200	2,118
Taisho Pharmaceutical Holdings Co. Ltd.	600	38,360
Takeda Pharmaceutical Co. Ltd.	3,600	180,912

		1,112,653
PROFESSIONAL SERVICES — 0.72%
Recruit Holdings Co. Ltd.[a]	2,600	76,142

		76,142

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.86%
Japan Prime Realty Investment Corp.	24	$84,178
Japan Real Estate Investment Corp.	16	78,049
Japan Retail Fund Investment Corp.	56	121,663
Nippon Building Fund Inc.	18	88,878
Nippon Prologis REIT Inc.	42	99,185
United Urban Investment Corp.	92	147,792

		619,745
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.27%
Daito Trust Construction Co. Ltd.	600	67,297
Daiwa House Industry Co. Ltd.	3,600	67,010

		134,307
ROAD & RAIL — 9.13%
Central Japan Railway Co.	200	34,598
East Japan Railway Co.	2,000	155,451
Hankyu Hanshin Holdings Inc.	16,000	89,490
Keikyu Corp.	4,000	31,397
Keio Corp.	6,000	49,240
Keisei Electric Railway Co. Ltd.	4,000	51,896
Kintetsu Corp.	16,000	56,664
Nagoya Railroad Co. Ltd.	16,000	63,202
Nippon Express Co. Ltd.	14,000	82,356
Odakyu Electric Railway Co. Ltd.	6,000	58,843
Tobu Railway Co. Ltd.	20,000	96,710
Tokyu Corp.	6,000	39,995
West Japan Railway Co.	3,000	155,229

		965,071
SOFTWARE — 1.21%
Nintendo Co. Ltd.	200	19,461
Oracle Corp. Japan	2,200	91,959
Trend Micro Inc.	600	17,086

		128,506
SPECIALTY RETAIL — 3.96%
ABC-MART Inc.	1,000	50,142
Fast Retailing Co. Ltd.	200	74,950
Hikari Tsushin Inc.	400	23,088
Nitori Holdings Co. Ltd.	1,600	90,989
Shimamura Co. Ltd.	800	71,579
USS Co. Ltd.	5,200	82,251
Yamada Denki Co. Ltd.	6,800	25,471

		418,470

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

January 31, 2015

Security	Shares	Value
TOBACCO — 0.94%
Japan Tobacco Inc.	3,600	$99,068

		99,068
TRADING COMPANIES & DISTRIBUTORS — 1.45%
ITOCHU Corp.	1,800	18,389
Marubeni Corp.	4,600	25,591
Mitsubishi Corp.	4,200	73,942
Mitsui & Co. Ltd.	2,600	33,356
Sumitomo Corp.	200	1,989

		153,267
TRANSPORTATION INFRASTRUCTURE — 0.38%
Kamigumi Co. Ltd.	4,000	40,284

		40,284
WIRELESS TELECOMMUNICATION SERVICES — 2.86%
KDDI Corp.	2,000	142,391
NTT DOCOMO Inc.	9,400	160,448

		302,839

TOTAL COMMON STOCKS (Cost: $10,128,926)		10,534,006

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	8,032	8,032

		8,032

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,032)		8,032

TOTAL INVESTMENTS IN SECURITIES — 99.69% (Cost: $10,136,958)		10,542,038
Other Assets, Less Liabilities — 0.31%		33,235

NET ASSETS — 100.00%		$10,575,273

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 0.19%
Lockheed Martin Corp.	42,699	$8,043,210

		8,043,210
AIR FREIGHT & LOGISTICS — 1.28%
United Parcel Service Inc. Class B	546,275	53,993,821

		53,993,821
BEVERAGES — 2.41%
Coca-Cola Co. (The)	1,027,534	42,303,575
PepsiCo Inc.	637,099	59,747,144

		102,050,719
BIOTECHNOLOGY — 0.05%
Amgen Inc.	13,012	1,981,207

		1,981,207
CHEMICALS — 3.23%
Ecolab Inc.	515,750	53,519,378
Monsanto Co.	201,334	23,753,385
Praxair Inc.	301,542	36,362,950
Sherwin-Williams Co. (The)	84,972	23,050,354

		136,686,067
COMMERCIAL BANKS — 0.65%
M&T Bank Corp.	39,675	4,489,623
U.S. Bancorp	458,276	19,206,347
Wells Fargo & Co.	73,000	3,790,160

		27,486,130
COMMERCIAL SERVICES & SUPPLIES — 2.77%
Republic Services Inc.	662,088	26,271,652
Stericycle Inc.[a,b]	371,529	48,778,043
Waste Management Inc.	821,459	42,247,636

		117,297,331
COMMUNICATIONS EQUIPMENT — 2.54%
Cisco Systems Inc.	608,506	16,043,261
Motorola Solutions Inc.	577,333	36,031,352
QUALCOMM Inc.	888,580	55,500,707

		107,575,320
COMPUTERS & PERIPHERALS — 0.11%
Apple Inc.	38,274	4,484,182

		4,484,182
DISTRIBUTORS — 0.23%
Genuine Parts Co.	106,128	9,863,536

		9,863,536

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.41%
Berkshire Hathaway Inc. Class Ba	346,679	$49,890,575
CME Group Inc./IL	117,165	9,994,174

		59,884,749
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.02%
AT&T Inc.	1,762,907	58,034,898
CenturyLink Inc.	374,448	13,918,232
Verizon Communications Inc.	1,226,057	56,043,066

		127,996,196
ELECTRIC UTILITIES — 4.52%
Duke Energy Corp.	753,701	65,677,505
NextEra Energy Inc.	238,986	26,106,830
Southern Co. (The)	1,179,001	59,798,931
Xcel Energy Inc.	1,065,360	39,982,961

		191,566,227
FOOD & STAPLES RETAILING — 2.29%
Costco Wholesale Corp.	45,926	6,566,959
CVS Health Corp.	157,068	15,417,795
Sysco Corp.	277,028	10,851,187
Wal-Mart Stores Inc.	756,838	64,316,093

		97,152,034
FOOD PRODUCTS — 4.10%
Campbell Soup Co.	245,045	11,208,358
General Mills Inc.	1,057,137	55,478,550
Hershey Co. (The)	283,461	28,972,549
Hormel Foods Corp.	240,198	12,302,942
J.M. Smucker Co. (The)	20,968	2,162,849
Kellogg Co.	194,387	12,747,899
McCormick & Co. Inc. NVS	438,506	31,304,943
Mondelez International Inc. Class A	545,925	19,238,397

		173,416,487
HEALTH CARE EQUIPMENT & SUPPLIES — 5.00%
Abbott Laboratories	1,128,562	50,514,435
Baxter International Inc.	255,572	17,969,267
Becton, Dickinson and Co.	477,146	65,884,320
C.R. Bard Inc.	172,141	29,441,275
Medtronic PLC	436,650	31,176,810
Varian Medical Systems Inc.[a,b]	182,870	16,926,447

		211,912,554
HEALTH CARE PROVIDERS & SERVICES — 8.35%
AmerisourceBergen Corp.	704,720	66,983,636
Anthem Inc.	47,539	6,415,863

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

January 31, 2015

Security	Shares	Value
Cardinal Health Inc.	171,082	$14,232,312
DaVita HealthCare Partners Inc.[a]	285,198	21,406,962
Express Scripts Holding Co.[a]	397,591	32,089,570
Henry Schein Inc.[a,b]	371,619	51,309,435
Laboratory Corp. of America Holdings[a]	204,996	23,529,441
McKesson Corp.	188,482	40,080,697
Omnicare Inc.	241,918	18,139,012
Patterson Companies Inc.	362,234	18,144,301
Quest Diagnostics Inc.	281,576	20,011,606
UnitedHealth Group Inc.	390,008	41,438,350

		353,781,185
HOTELS, RESTAURANTS & LEISURE — 2.97%
Chipotle Mexican Grill Inc.[a]	24,970	17,724,705
McDonald’s Corp.	657,482	60,777,636
Starbucks Corp.	355,326	31,101,685
Yum! Brands Inc.	226,305	16,357,325

		125,961,351
HOUSEHOLD PRODUCTS — 4.50%
Church & Dwight Co. Inc.	341,441	27,629,406
Clorox Co. (The)	137,239	14,644,774
Colgate-Palmolive Co.	532,970	35,986,134
Kimberly-Clark Corp.	485,566	52,421,705
Procter & Gamble Co. (The)	708,575	59,725,787

		190,407,806
INDUSTRIAL CONGLOMERATES — 0.67%
3M Co.	175,297	28,450,703

		28,450,703
INSURANCE — 6.48%
ACE Ltd.	98,531	10,637,407
Alleghany Corp.[a]	58,318	25,781,805
Arch Capital Group Ltd.[a]	584,252	33,869,088
Axis Capital Holdings Ltd.	119,233	6,068,960
Chubb Corp. (The)	579,721	56,754,686
Everest Re Group Ltd.	143,196	24,540,930
Marsh & McLennan Companies Inc.	463,938	24,945,946
PartnerRe Ltd.	111,710	12,779,624
RenaissanceRe Holdings Ltd.[b]	177,583	16,982,262
Travelers Companies Inc. (The)	287,086	29,518,183
Willis Group Holdings PLC	217,117	9,401,166
WR Berkley Corp.	472,815	23,163,207

		274,443,264

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 1.34%
eBay Inc.[a]	153,721	$8,147,213
Facebook Inc. Class Aa	218,406	16,579,200
Google Inc. Class Aa	37,095	19,940,417
Google Inc. Class Ca	18,865	10,083,720
VeriSign Inc.[a,b]	38,898	2,119,163

		56,869,713
IT SERVICES — 7.18%
Accenture PLC Class A	446,813	37,545,696
Automatic Data Processing Inc.	726,097	59,924,786
Fidelity National Information Services Inc.	349,084	21,793,314
Fiserv Inc.[a]	582,000	42,212,460
International Business Machines Corp.	221,878	34,016,116
MasterCard Inc. Class A	109,525	8,984,336
Paychex Inc.	1,296,258	58,668,637
Vantiv Inc. Class Aa,b	67,283	2,313,862
Visa Inc. Class A	151,035	38,500,332

		303,959,539
MEDIA — 0.25%
Comcast Corp. Class A Special NVS[b]	160,541	8,492,619
Scripps Networks Interactive Inc. Class A	28,511	2,026,847

		10,519,466
METALS & MINING — 1.30%
Newmont Mining Corp.	2,185,000	54,952,750

		54,952,750
MULTI-UTILITIES — 4.16%
Consolidated Edison Inc.	812,799	56,310,714
Dominion Resources Inc.	600,729	46,190,053
PG&E Corp.	438,338	25,778,658
Sempra Energy	50,790	5,684,417
Wisconsin Energy Corp.	758,568	42,305,337

		176,269,179
MULTILINE RETAIL — 1.82%
Dollar General Corp.[a]	161,632	10,839,042
Dollar Tree Inc.[a]	144,433	10,269,186
Family Dollar Stores Inc.	255,408	19,436,549
Target Corp.	496,883	36,575,558

		77,120,335

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

January 31, 2015

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 3.35%
Cabot Oil & Gas Corp.	282,614	$7,489,271
Chevron Corp.	269,791	27,661,671
ConocoPhillips	106,053	6,679,218
EQT Corp.	22,902	1,704,825
Exxon Mobil Corp.	644,210	56,316,838
Range Resources Corp.	178,233	8,246,841
Spectra Energy Corp.	1,009,916	33,771,591

		141,870,255
PHARMACEUTICALS — 6.30%
Actavis PLC[a]	15,115	4,028,752
Bristol-Myers Squibb Co.	543,469	32,754,877
Eli Lilly and Co.	544,294	39,189,168
Johnson & Johnson	573,819	57,462,235
Mallinckrodt PLC[a]	37,083	3,930,427
Merck & Co. Inc.	1,020,825	61,535,331
Perrigo Co. PLC	93,945	14,255,214
Pfizer Inc.	1,710,608	53,456,500

		266,612,504
PROFESSIONAL SERVICES — 0.63%
Nielsen NV	83,210	3,624,628
Verisk Analytics Inc. Class Aa,b	358,138	23,046,180

		26,670,808
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.23%
American Tower Corp.	428,022	41,496,733
AvalonBay Communities Inc.	144,362	24,973,182
Camden Property Trust	38,175	2,941,384
Crown Castle International Corp.	542,758	46,953,995
Equity Residential	184,328	14,305,696
Federal Realty Investment Trust	170,008	24,442,050
General Growth Properties Inc.	310,153	9,360,418
HCP Inc.	266,431	12,599,522
Health Care REIT Inc.	131,416	10,769,541
Public Storage	291,279	58,500,474
Simon Property Group Inc.	157,738	31,336,231
Ventas Inc.	359,457	28,688,263

		306,367,489
ROAD & RAIL — 0.86%
J.B. Hunt Transport Services Inc.	150,137	11,952,407
Union Pacific Corp.	208,429	24,429,963

		36,382,370

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.48%
Intel Corp.	619,889	$20,481,133

		20,481,133
SOFTWARE — 2.35%
ANSYS Inc.[a]	88,739	7,158,575
Intuit Inc.	387,875	33,675,307
Microsoft Corp.	685,859	27,708,704
Synopsys Inc.[a]	674,228	28,985,062
VMware Inc. Class Aa	28,198	2,174,066

		99,701,714
SPECIALTY RETAIL — 2.82%
AutoZone Inc.[a]	91,216	54,452,303
Home Depot Inc. (The)	111,093	11,600,331
O’Reilly Automotive Inc.[a,b]	78,714	14,747,855
PetSmart Inc.	176,835	14,448,304
Ross Stores Inc.	45,505	4,173,264
TJX Companies Inc. (The)	301,768	19,898,582

		119,320,639
TEXTILES, APPAREL & LUXURY GOODS — 0.58%
Nike Inc. Class B	26,008	2,399,238
VF Corp.	317,452	22,021,645

		24,420,883
TOBACCO — 1.01%
Altria Group Inc.	674,373	35,809,206
Reynolds American Inc.	102,683	6,977,310

		42,786,516
WATER UTILITIES — 0.14%
American Water Works Co. Inc.	103,034	5,784,329

		5,784,329
WIRELESS TELECOMMUNICATION SERVICES — 1.25%
SBA Communications Corp. Class Aa	455,161	53,117,289

		53,117,289
TOTAL COMMON STOCKS
(Cost: $3,931,437,363)		4,227,640,990

SHORT-TERM INVESTMENTS — 0.35%

MONEY MARKET FUNDS — 0.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	10,225,874	10,225,874

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

January 31, 2015

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	615,137	$615,137
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,153,205	4,153,205

		14,994,216

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,994,216)		14,994,216

TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $3,946,431,579)		4,242,635,206
Other Assets, Less Liabilities — (0.17)%		(7,158,025)

NET ASSETS — 100.00%		$4,235,477,181

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2015

	iShares MSCI Asia ex Japan Minimum Volatility ETF	iShares MSCI EAFE Minimum Volatility ETF	iShares MSCI Europe Minimum Volatility ETF

ASSETS
Investments, at cost:
Unaffiliated	$5,000,099	$1,611,145,421	$4,894,832
Affiliated (Note 2)	132,260	11,484,811	1,779

Total cost of investments	$5,132,359	$1,622,630,232	$4,896,611

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,177,520	$1,702,534,990	$4,715,719
Affiliated (Note 2)	132,260	11,484,811	1,779

Total fair value of investments	5,309,780	1,714,019,801	4,717,498
Foreign currency, at value[b]	8,873	785,061	2,736
Receivables:
Due from custodian (Note 4)	—	123,999	39,088
Dividends and interest	8,850	3,821,156	6,084
Capital shares sold	—	11,976,505	—

Total Assets	5,327,503	1,730,726,522	4,765,406

LIABILITIES
Payables:
Investment securities purchased	—	11,681,804	39,088
Collateral for securities on loan (Note 1)	130,103	10,534,677	1,184
Investment advisory fees (Note 2)	1,520	239,923	804

Total Liabilities	131,623	22,456,404	41,076

NET ASSETS	$5,195,880	$1,708,270,118	$4,724,330

Net assets consist of:
Paid-in capital	$5,051,746	$1,611,500,677	$5,021,655
Undistributed (distributions in excess of) net investment income	(1,401)	(1,432,902)	3,659
Undistributed net realized gain (accumulated net realized loss)	(31,701)	6,877,257	(121,680)
Net unrealized appreciation (depreciation)	177,236	91,325,086	(179,304)

NET ASSETS	$5,195,880	$1,708,270,118	$4,724,330

Shares outstanding[c]	100,000	26,600,000	200,000

Net asset value per share	$51.96	$64.22	$23.62

[a]	Securities on loan with values of $121,774, $10,006,657 and $1,122, respectively. See Note 1.
[b]	Cost of foreign currency: $9,088, $791,185 and $2,801, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2015

	iShares MSCI Japan Minimum Volatility ETF	iShares MSCI USA Minimum Volatility ETF

ASSETS
Investments, at cost:
Unaffiliated	$10,128,926	$3,931,437,363
Affiliated (Note 2)	8,032	14,994,216

Total cost of investments	$10,136,958	$3,946,431,579

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,534,006	$4,227,640,990
Affiliated (Note 2)	8,032	14,994,216

Total fair value of investments	10,542,038	4,242,635,206
Foreign currency, at value[b]	7,906	—
Receivables:
Dividends and interest	27,919	3,613,705
Capital shares sold	—	654,626

Total Assets	10,577,863	4,246,903,537

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	—	10,841,011
Capital shares redeemed	—	103,132
Investment advisory fees (Note 2)	2,590	482,213

Total Liabilities	2,590	11,426,356

NET ASSETS	$10,575,273	$4,235,477,181

Net assets consist of:
Paid-in capital	$10,176,106	$3,873,490,456
Undistributed (distributions in excess of) net investment income	(2,586)	3,264,256
Undistributed net realized gain (accumulated net realized loss)	(3,496)	62,518,842
Net unrealized appreciation	405,249	296,203,627

NET ASSETS	$10,575,273	$4,235,477,181

Shares outstanding[c]	200,000	105,200,000

Net asset value per share	$52.88	$40.26

[a]	Securities on loan with values of $ — and $10,610,023, respectively. See Note 1.
[b]	Cost of foreign currency: $7,878 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2015

	iShares MSCI Asia ex Japan Minimum Volatility ETF	iShares MSCI EAFE Minimum Volatility ETF	iShares MSCI Europe Minimum Volatility ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$58,260	$14,084,169	$35,282
Interest — affiliated (Note 2)	—	53	—
Securities lending income — affiliated (Note 2)	321	74,723	—

	58,581	14,158,945	35,282
Less: Other foreign taxes (Note 1)	(919)	—	—

Total investment income	57,662	14,158,945	35,282

EXPENSES
Investment advisory fees (Note 2)	9,181	2,115,857	5,093

Total expenses	9,181	2,115,857	5,093
Less investment advisory fees waived (Note 2)	—	(838,165)	—

Net expenses	9,181	1,277,692	5,093

Net investment income	48,481	12,881,253	30,189

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(29,884)	2,328,016	(29,011)
In-kind redemptions — unaffiliated	—	17,742,524	(91,045)
Foreign currency transactions	(756)	(688,938)	(1,616)

Net realized gain (loss)	(30,640)	19,381,602	(121,672)

Net change in unrealized appreciation/depreciation on:
Investments	19,824	(24,349,652)	(94,508)
Translation of assets and liabilities in foreign currencies	(216)	(17,421)	(72)

Net change in unrealized appreciation/depreciation	19,608	(24,367,073)	(94,580)

Net realized and unrealized loss	(11,032)	(4,985,471)	(216,252)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,449	$7,895,782	$(186,063)

[a]	Net of foreign withholding tax of $6,147, $624,049 and $1,868, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2015

	iShares MSCI Japan Minimum Volatility ETF	iShares MSCI USA Minimum Volatility ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$95,258	$33,953,087
Interest — affiliated (Note 2)	—	156
Securities lending income — affiliated (Note 2)	—	102,578

Total investment income	95,258	34,055,821

EXPENSES
Investment advisory fees (Note 2)	15,469	2,394,270

Total expenses	15,469	2,394,270

Net investment income	79,789	31,661,551

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	4,310	6,106,049
In-kind redemptions — unaffiliated	—	104,625,342
Foreign currency transactions	(7,806)	—

Net realized gain (loss)	(3,496)	110,731,391

Net change in unrealized appreciation/depreciation on:
Investments	(9,731)	155,036,917
Translation of assets and liabilities in foreign currencies	339	—

Net change in unrealized appreciation/depreciation	(9,392)	155,036,917

Net realized and unrealized gain (loss)	(12,888)	265,768,308

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$66,901	$297,429,859

[a]	Net of foreign withholding tax of $10,986 and $4,041, respectively.

See notes to financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI Asia ex Japan Minimum Volatility ETF		iShares MSCI EAFE Minimum Volatility ETF
	Six months ended January 31, 2015 (Unaudited)	Period from June 3, 2014[a] to July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$48,481	$36,225	$12,881,253	$39,237,782
Net realized gain (loss)	(30,640)	(2,852)	19,381,602	8,707,061
Net change in unrealized appreciation/depreciation	19,608	157,628	(24,367,073)	90,105,507

Net increase in net assets resulting from operations	37,449	191,001	7,895,782	138,050,350

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(84,316)	—	(17,558,349)	(37,084,063)

Total distributions to shareholders	(84,316)	—	(17,558,349)	(37,084,063)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	5,051,746	571,533,903	465,950,196
Cost of shares redeemed	—	—	(101,123,766)	(56,947,160)

Net increase in net assets from capital share transactions	—	5,051,746	470,410,137	409,003,036

INCREASE (DECREASE) IN NET ASSETS	(46,867)	5,242,747	460,747,570	509,969,323

NET ASSETS
Beginning of period	5,242,747	—	1,247,522,548	737,553,225

End of period	$5,195,880	$5,242,747	$1,708,270,118	$1,247,522,548

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,401)	$34,434	$(1,432,902)	$3,244,194

SHARES ISSUED AND REDEEMED
Shares sold	—	100,000	9,000,000	7,500,000
Shares redeemed	—	—	(1,600,000)	(900,000)

Net increase in shares outstanding	—	100,000	7,400,000	6,600,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Europe Minimum Volatility ETF		iShares MSCI Japan Minimum Volatility ETF
	Six months ended January 31, 2015 (Unaudited)	Period from June 3, 2014[a] to July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Period from June 3, 2014[a] to July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$30,189	$16,974	$79,789	$9,091
Net realized loss	(121,672)	(29)	(3,496)	—
Net change in unrealized appreciation/depreciation	(94,580)	(84,724)	(9,392)	414,641

Net increase (decrease) in net assets resulting from operations	(186,063)	(67,779)	66,901	423,732

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(43,483)	—	(91,466)	—

Total distributions to shareholders	(43,483)	—	(91,466)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,177,318	5,011,711	—	10,176,106
Cost of shares redeemed	(1,167,374)	—	—	—

Net increase in net assets from capital share transactions	9,944	5,011,711	—	10,176,106

INCREASE (DECREASE) IN NET ASSETS	(219,602)	4,943,932	(24,565)	10,599,838

NET ASSETS
Beginning of period	4,943,932	—	10,599,838	—

End of period	$4,724,330	$4,943,932	$10,575,273	$10,599,838

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,659	$16,953	$(2,586)	$9,091

SHARES ISSUED AND REDEEMED
Shares sold	50,000	200,000	—	200,000
Shares redeemed	(50,000)	—	—	—

Net increase in shares outstanding	—	200,000	—	200,000

[a]	Commencement of operations.

See notes to financial statements.

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI USA Minimum Volatility ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$31,661,551	$51,641,488
Net realized gain	110,731,391	86,661,334
Net change in unrealized appreciation/depreciation	155,036,917	107,059,567

Net increase in net assets resulting from operations	297,429,859	245,362,389

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(32,120,224)	(56,182,406)

Total distributions to shareholders	(32,120,224)	(56,182,406)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,936,329,757	990,510,343
Cost of shares redeemed	(543,694,163)	(927,452,671)

Net increase in net assets from capital share transactions	1,392,635,594	63,057,672

INCREASE IN NET ASSETS	1,657,945,229	252,237,655

NET ASSETS
Beginning of period	2,577,531,952	2,325,294,297

End of period	$4,235,477,181	$2,577,531,952

Undistributed net investment income included in net assets at end of period	$3,264,256	$3,722,929

SHARES ISSUED AND REDEEMED
Shares sold	48,700,000	27,800,000
Shares redeemed	(13,800,000)	(26,400,000)

Net increase in shares outstanding	34,900,000	1,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	35

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Asia ex Japan Minimum Volatility ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Period from Jun. 3, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$52.43	$50.44

Income from investment operations:
Net investment income[b]	0.48	0.36
Net realized and unrealized gain (loss)[c]	(0.11)	1.63

Total from investment operations	0.37	1.99

Less distributions from:
Net investment income	(0.84)	—

Total distributions	(0.84)	—

Net asset value, end of period	$51.96	$52.43

Total return	0.80%[d]	3.95%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,196	$5,243
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.85%	4.44%
Portfolio turnover rate[f]	9%	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2015 and the period ended July 31, 2014 were 9% and 0%, respectively. See Note 4.
[g]	Rounds to less than 1%.

See notes to financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Minimum Volatility ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Period from Oct. 18, 2011[a] to Jul. 31, 2012
Net asset value, beginning of period	$64.98	$58.54	$51.91	$49.77

Income from investment operations:
Net investment income[b]	0.64	2.47	1.95	1.38
Net realized and unrealized gain (loss)[c]	(0.57)	6.12	5.97	1.57

Total from investment operations	0.07	8.59	7.92	2.95

Less distributions from:
Net investment income	(0.83)	(2.15)	(1.29)	(0.81)

Total distributions	(0.83)	(2.15)	(1.29)	(0.81)

Net asset value, end of period	$64.22	$64.98	$58.54	$51.91

Total return	0.17%[d]	14.83%	15.39%	6.02%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,708,270	$1,247,523	$737,553	$72,672
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[e]	0.33%	0.33%	0.34%	0.34%
Ratio of net investment income to average net assets[e]	2.02%	3.97%	3.38%	3.49%
Portfolio turnover rate[f]	11%	20%	27%	25%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Europe Minimum Volatility ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Period from Jun. 3, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$24.72	$25.06

Income from investment operations:
Net investment income[b]	0.18	0.08
Net realized and unrealized loss[c]	(0.99)	(0.42)

Total from investment operations	(0.81)	(0.34)

Less distributions from:
Net investment income	(0.29)	—

Total distributions	(0.29)	—

Net asset value, end of period	$23.62	$24.72

Total return	(3.24)%[d]	(1.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,724	$4,944
Ratio of expenses to average net assets[e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.48%	2.11%
Portfolio turnover rate[f]	11%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Japan Minimum Volatility ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Period from Jun. 3, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$53.00	$50.88

Income from investment operations:
Net investment income[b]	0.40	0.05
Net realized and unrealized gain (loss)[c]	(0.06)	2.07

Total from investment operations	0.34	2.12

Less distributions from:
Net investment income	(0.46)	—

Total distributions	(0.46)	—

Net asset value, end of period	$52.88	$53.00

Total return	0.70%[d]	4.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,575	$10,600
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.55%	0.55%
Portfolio turnover rate[f]	11%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI USA Minimum Volatility ETF
	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Period from Oct. 18, 2011[a] to Jul. 31, 2012
Net asset value, beginning of period	$36.66	$33.75	$29.48	$25.32

Income from investment operations:
Net investment income[b]	0.39	0.76	0.83	0.56
Net realized and unrealized gain[c]	3.60	3.00	4.13	3.85

Total from investment operations	3.99	3.76	4.96	4.41

Less distributions from:
Net investment income	(0.39)	(0.85)	(0.69)	(0.25)

Total distributions	(0.39)	(0.85)	(0.69)	(0.25)

Net asset value, end of period	$40.26	$36.66	$33.75	$29.48

Total return	10.90%[d]	11.27%	17.08%	17.50%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,235,477	$2,577,532	$2,325,294	$353,808
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.98%	2.15%	2.56%	2.48%
Portfolio turnover rate[f]	11%	24%	26%	30%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Asia ex Japan Minimum Volatility	Non-diversified
MSCI EAFE Minimum Volatility	Diversified
MSCI Europe Minimum Volatility	Non-diversified
MSCI Japan Minimum Volatility	Non-diversified
MSCI USA Minimum Volatility	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of January 31, 2015, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of January 31, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of January 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Asia ex Japan Minimum Volatility	$121,774	$121,774	$—
MSCI EAFE Minimum Volatility	10,006,657	10,006,657	—
MSCI Europe Minimum Volatility	1,122	1,122	—
MSCI USA Minimum Volatility	10,610,023	10,610,023	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Asia ex Japan Minimum Volatility	0.35%
MSCI Europe Minimum Volatility	0.25
MSCI Japan Minimum Volatility	0.30
MSCI USA Minimum Volatility	0.15

For its investment advisory services to the iShares MSCI EAFE Minimum Volatility ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.350%	First $30 billion
0.320	Over $30 billion, up to and including $60 billion
0.280	Over $60 billion, up to and including $90 billion
0.252	Over $90 billion

The total of the investment advisory fee and any other fund expenses is a fund’s total annual operating expense. BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI EAFE Minimum Volatility ETF through November 30, 2015 in order to limit total annual operating expenses to 0.20% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares MSCI USA Minimum Volatility ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares MSCI Asia ex Japan Minimum Volatility ETF, iShares MSCI EAFE Minimum Volatility ETF, iShares MSCI Europe Minimum Volatility ETF and iShares MSCI Japan Minimum Volatility ETF (the “Group 2

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, the Group 1 Fund retained 70% of securities lending income and each Group 2 Fund retained 75% of securities lending income, and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, the Group 1 Fund retained for the remainder of calendar year 2014, 75% of securities lending income and each Group 2 Fund retained 80% of securities lending income, and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI Asia ex Japan Minimum Volatility	$82
MSCI EAFE Minimum Volatility	26,265
MSCI USA Minimum Volatility	49,148

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2015 were as follows:

iShares ETF	Purchases	Sales
MSCI Asia ex Japan Minimum Volatility	$490,775	$517,250
MSCI EAFE Minimum Volatility	160,063,963	150,883,793
MSCI Europe Minimum Volatility	482,747	475,657
MSCI Japan Minimum Volatility	1,167,259	1,208,747
MSCI USA Minimum Volatility	361,734,760	355,123,797

In-kind transactions (see Note 4) for the six months ended January 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI EAFE Minimum Volatility	$549,347,687	$95,518,402
MSCI Europe Minimum Volatility	1,151,112	1,163,336
MSCI USA Minimum Volatility	1,922,591,911	538,202,895

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Except for the iShares MSCI USA Minimum Volatility ETF, each fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares MSCI Japan Minimum Volatility ETF invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2014, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI Asia ex Japan Minimum Volatility	$1,061
MSCI EAFE Minimum Volatility	1,809,277
MSCI Europe Minimum Volatility	8
MSCI USA Minimum Volatility	9,514,442

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Asia ex Japan Minimum Volatility	$5,132,612	$403,665	$(226,497)	$177,168
MSCI EAFE Minimum Volatility	1,629,966,841	131,578,175	(47,525,215)	84,052,960
MSCI Europe Minimum Volatility	4,896,611	97,924	(277,037)	(179,113)
MSCI Japan Minimum Volatility	10,140,819	803,141	(401,922)	401,219
MSCI USA Minimum Volatility	3,962,815,075	353,285,289	(73,465,158)	279,820,131

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	49

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Asia ex Japan Minimum Volatility	$0.761845	$—	$0.081315	$0.843160	90%	—%	10%	100%
MSCI EAFE Minimum Volatility	0.773534	—	0.054690	0.828224	93	—	7	100
MSCI Japan Minimum Volatility	0.381182	—	0.076148	0.457330	83	—	17	100
MSCI USA Minimum Volatility	0.361732	—	0.027815	0.389547	93	—	7	100

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-79-0115

JANUARY 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core MSCI EAFE ETF | IEFA | NYSE Arca
➢	iShares Core MSCI Europe ETF | IEUR | NYSE Arca
➢	iShares Core MSCI Pacific ETF | IPAC | NYSE Arca
➢	iShares Core MSCI Total International Stock ETF | IXUS | NYSE Arca

Fund Performance Overview

iSHARES® CORE MSCI EAFE ETF

Performance as of January 31, 2015

The iShares Core MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -7.05%, net of fees, while the total return for the Index was -7.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.71)%	(0.63)%	(0.79)%	(0.71)%	(0.63)%	(0.79)%
Since Inception	8.99%	8.84%	8.91%	21.80%	21.40%	21.52%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$929.50	$0.63	$1,000.00	$1,024.60	$0.66	0.13%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*
Financials	24.99%
Industrials	13.77
Consumer Discretionary	13.32
Consumer Staples	10.92
Health Care	10.79
Materials	7.64
Information Technology	5.33
Energy	5.02
Telecommunication Services	4.66
Utilities	3.56

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*
Japan	22.61%
United Kingdom	20.90
France	9.01
Germany	8.84
Switzerland	8.66
Australia	7.20
Sweden	3.26
Spain	3.24
Hong Kong	3.19
Netherlands	2.70

TOTAL	89.61%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE MSCI EUROPE ETF

Performance as of January 31, 2015

The iShares Core MSCI Europe ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization European equities, as represented by the MSCI Europe IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -7.46%, net of fees, while the total return for the Index was -7.59%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(11.89)%	(11.73)%	(12.10)%

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$925.40	$0.24	$1,000.00	$1,025.00	$0.26	0.05%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*
Financials	22.18%
Consumer Staples	13.27
Health Care	13.25
Industrials	12.38
Consumer Discretionary	11.63
Materials	7.53
Energy	6.93
Telecommunication Services	4.88
Information Technology	4.13
Utilities	3.82

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*
United Kingdom	32.43%
France	13.99
Germany	13.71
Switzerland	13.44
Sweden	5.04
Spain	5.00
Netherlands	3.99
Italy	3.76
Denmark	2.47
Belgium	2.12

TOTAL	95.95%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE MSCI PACIFIC ETF

Performance as of January 31, 2015

The iShares Core MSCI Pacific ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Pacific region equities, as represented by the MSCI Pacific IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -5.94%, net of fees, while the total return for the Index was -6.06%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(2.16)%	(2.89)%	(2.18)%

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$940.60	$0.24	$1,000.00	$1,025.00	$0.26	0.05%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*
Financials	29.72%
Consumer Discretionary	17.18
Industrials	16.36
Information Technology	7.70
Materials	7.42
Consumer Staples	6.98
Health Care	5.43
Telecommunication Services	4.51
Utilities	3.10
Energy	1.60

TOTAL	100.00%

COUNTRY ALLOCATION

As of 1/31/15

Country	Percentage of Total Investments*
Japan	64.93%
Australia	20.74
Hong Kong	8.74
Singapore	4.81
New Zealand	0.78

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

Performance as of January 31, 2015

The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -8.35%, net of fees, while the total return for the Index was -8.28%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.15%	0.05%	0.17%	0.15%	0.05%	0.17%
Since Inception	6.07%	5.93%	6.06%	14.45%	14.12%	14.40%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$916.50	$0.72	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*
Financials	26.11%
Industrials	12.15
Consumer Discretionary	12.12
Consumer Staples	9.80
Health Care	8.61
Materials	8.02
Information Technology	7.97
Energy	6.49
Telecommunication Services	4.95
Utilities	3.42
Investment Companies	0.36

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*
Japan	16.08%
United Kingdom	14.81
Canada	6.95
France	6.37
Germany	6.34
Switzerland	6.16
Australia	5.11
China	4.76
South Korea	3.33
Taiwan	2.95

TOTAL	72.86%

*	Excludes money market funds.

8	2015 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2014 and held through January 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE	9

Schedule of Investments   (Unaudited)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.06%

AUSTRALIA — 7.17%
Abacus Property Group	87,253	$207,242
Adelaide Brighton Ltd.	128,124	357,200
AGL Energy Ltd.	159,247	1,760,993
Ainsworth Game Technology Ltd.	39,334	90,362
ALS Ltd.	98,675	376,532
Alumina Ltd.[a]	618,421	934,295
Amcor Ltd.	287,268	2,859,014
AMP Ltd.	709,127	3,186,383
Ansell Ltd.	36,266	640,250
APA Group	265,254	1,677,321
APN News & Media Ltd.[a]	188,014	118,597
ARB Corp. Ltd.[b]	19,066	171,936
Ardent Leisure Group	114,339	247,535
Aristocrat Leisure Ltd.	127,277	695,801
Arrium Ltd.	870,594	138,985
Asaleo Care Ltd.[a]	99,942	128,419
Asciano Ltd.	241,495	1,134,027
ASX Ltd.	45,671	1,356,498
Aurizon Holdings Ltd.	500,771	1,930,379
AusNet Services	428,189	466,833
Australia and New Zealand Banking Group Ltd.	652,111	16,758,439
Australian Agricultural Co. Ltd.[a]	118,490	147,639
Automotive Holdings Group	68,317	201,103
Aveo Group	98,258	174,462
AWE Ltd.[a,b]	133,738	140,080
Bank of Queensland Ltd.	84,892	827,032
Beach Energy Ltd.	346,945	259,376
Bega Cheese Ltd.	32,635	129,868
Bendigo & Adelaide Bank Ltd.	102,371	1,066,673
BHP Billiton Ltd.	763,100	17,388,170
BlueScope Steel Ltd.[a]	139,756	547,440
Boral Ltd.	193,088	842,057
Bradken Ltd.	49,989	106,276
Brambles Ltd.	369,947	3,053,820
BWP Trust	136,680	303,353
Cabcharge Australia Ltd.	37,490	127,000
Caltex Australia Ltd.	32,944	857,395
Cardno Ltd.	45,579	105,064
carsales.com Ltd.	57,091	457,934
Challenger Ltd.	140,844	692,095
Charter Hall Group	72,618	273,708
Charter Hall Retail REIT	76,125	260,250

Security	Shares	Value
Coca-Cola Amatil Ltd.	135,786	$1,025,711
Cochlear Ltd.	13,651	882,350
Commonwealth Bank of Australia	385,547	26,820,864
Computershare Ltd.	111,929	1,013,726
Cromwell Group	311,309	256,978
Crown Resorts Ltd.	90,043	954,347
CSL Ltd.	114,415	7,836,406
CSR Ltd.	133,058	414,476
Decmil Group Ltd.	61,131	59,745
Dexus Property Group	216,225	1,298,250
Domino’s Pizza Enterprises Ltd.	16,902	345,382
Downer EDI Ltd.	112,566	369,052
Drillsearch Energy Ltd.[a,b]	126,516	76,849
DUET Group	359,677	700,246
DuluxGroup Ltd.	98,064	456,677
Echo Entertainment Group Ltd.	197,264	622,158
Energy Resources of Australia Ltd.[a,b]	59,390	60,356
Energy World Corp. Ltd.[a,b]	291,473	66,960
Fairfax Media Ltd.	517,594	362,769
Federation Centres	336,726	794,543
FlexiGroup Ltd.	89,062	203,910
Flight Centre Travel Group Ltd.	14,209	418,377
Fortescue Metals Group Ltd.	376,526	691,998
G.U.D Holdings Ltd.	30,380	185,719
G8 Education Ltd.	77,996	255,105
Genworth Mortgage Insurance Australia Ltd.	53,840	148,425
Goodman Fielder Ltd.	437,918	218,258
Goodman Group	411,418	1,964,002
GPT Group (The)	391,375	1,377,621
GrainCorp Ltd. Class A	52,331	363,107
GWA Group Ltd.	79,302	163,655
Harvey Norman Holdings Ltd.	132,515	407,624
Healthscope Ltd.[a]	266,467	560,280
Hills Ltd.	70,682	59,447
Horizon Oil Ltd.[a,b]	447,941	43,604
iiNET Ltd.	38,297	223,678
Iluka Resources Ltd.	104,007	572,638
Incitec Pivot Ltd.	410,782	1,154,826
Independence Group NL	64,665	249,271
Insurance Australia Group Ltd.	559,494	2,788,518
Investa Office Fund	141,801	426,250
Invocare Ltd.	31,125	316,314
IOOF Holdings Ltd.	61,507	452,163

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Iress Ltd.	40,944	$329,374
Jacana Minerals Ltd.[b]	6,357	1,155
James Hardie Industries SE	108,481	1,099,924
Japara Healthcare Ltd.[a]	68,500	103,488
JB Hi-Fi Ltd.[b]	26,851	350,246
Karoon Gas Australia Ltd.[a,b]	62,028	102,405
Leighton Holdings Ltd.	24,873	399,600
Lend Lease Group	133,061	1,728,403
Liquefied Natural Gas Ltd.[a,b]	97,044	225,208
M2 Group Ltd.	45,042	315,688
Macquarie Atlas Roads Group	110,802	254,547
Macquarie Group Ltd.	68,950	3,337,133
Magellan Financial Group Ltd.	26,944	401,398
Mayne Pharma Group Ltd.[a]	154,764	75,327
McMillan Shakespeare Ltd.	17,933	160,601
Medibank Pvt Ltd.[a]	652,856	1,210,020
Metcash Ltd.	239,606	272,426
Mineral Resources Ltd.	43,624	228,973
Mirvac Group	868,070	1,304,698
MMA Offshore Ltd.	129,678	80,789
Monadelphous Group Ltd.[b]	22,485	142,883
Mount Gibson Iron Ltd.	214,312	35,883
Myer Holdings Ltd.[b]	171,435	207,600
National Australia Bank Ltd.	559,214	15,516,436
Navitas Ltd.	62,272	260,415
Newcrest Mining Ltd.[a]	184,619	1,949,549
Nine Entertainment Co. Holdings Ltd.	125,263	172,661
Northern Star Resources Ltd.	142,659	199,417
Novion Property Group	479,077	865,549
Nufarm Ltd.	52,823	234,063
Orica Ltd.	90,631	1,280,301
Origin Energy Ltd.	263,711	2,193,298
Orora Ltd.	301,741	500,509
OZ Minerals Ltd.	78,342	236,104
Pacific Brands Ltd.	378,397	144,392
PanAust Ltd.	133,155	125,470
Perpetual Ltd.	12,061	461,923
Platinum Asset Management Ltd.	59,488	403,039
Premier Investments Ltd.	25,156	201,192
Primary Health Care Ltd.	131,743	475,014
Programmed Maintenance Services Ltd.	61,963	104,711
Qantas Airways Ltd.[a]	169,082	343,666
QBE Insurance Group Ltd.	320,800	2,650,622
Qube Logistics Holdings Ltd.	160,540	292,548

Security	Shares	Value
Ramsay Health Care Ltd.	32,024	$1,482,605
REA Group Ltd.	13,625	525,749
Recall Holdings Ltd.	78,711	438,268
Regis Resources Ltd.[a,b]	98,814	145,823
Retail Food Group Ltd.	37,888	182,048
Rio Tinto Ltd.	103,124	4,622,518
SAI Global Ltd.	66,215	202,650
Sandfire Resources NL	35,372	117,621
Santos Ltd.	228,264	1,400,754
Scentre Group[a]	1,286,335	3,806,587
Seek Ltd.	78,159	1,086,464
Senex Energy Ltd.[a,b]	272,362	58,328
Seven West Media Ltd.	204,580	208,705
Shopping Centres Australasia Property Group	186,488	280,289
Sigma Pharmaceuticals Ltd.	307,337	191,471
Sims Metal Management Ltd.[b]	45,415	384,439
Sirius Resources NLa,b	74,803	146,215
Sirtex Medical Ltd.	16,149	338,924
Skilled Group Ltd.	78,151	79,727
Slater & Gordon Ltd.	46,860	242,308
Sonic Healthcare Ltd.	90,707	1,330,821
Southern Cross Media Group Ltd.	196,802	161,689
Spark Infrastructure Group	357,975	596,574
Spotless Group Holdings Ltd.[a]	129,968	188,761
Steadfast Group Ltd.	174,194	198,733
Stockland	542,800	1,851,450
STW Communications Group Ltd.	158,940	113,873
Suncorp Group Ltd.	305,245	3,499,085
Sundance Energy Australia Ltd.[a,b]	201,754	73,059
Super Retail Group Ltd.[b]	42,001	285,543
Sydney Airport	256,906	998,327
Syrah Resources Ltd.[a,b]	28,760	80,629
Tabcorp Holdings Ltd.	194,659	692,770
Tatts Group Ltd.	328,855	988,530
Technology One Ltd.	61,664	159,429
Telstra Corp. Ltd.	1,016,915	5,147,497
Ten Network Holdings Ltd.[a,b]	602,664	93,865
Toll Holdings Ltd.	166,890	804,487
Tox Free Solutions Ltd.	54,047	122,479
TPG Telecom Ltd.	70,325	366,930
Transfield Services Ltd.[a]	118,430	130,963
Transpacific Industries Group Ltd.	400,758	257,475
Transurban Group	423,788	3,039,530

SCHEDULES OF INVESTMENTS	11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Treasury Wine Estates Ltd.	157,500	$603,453
UGL Ltd.	44,154	61,721
Veda Group Ltd.	171,324	306,863
Virtus Health Ltd.	25,177	157,441
Wesfarmers Ltd.	264,418	8,975,858
Western Areas Ltd.	54,058	169,233
Westfield Corp.	476,285	3,657,143
Westpac Banking Corp.	736,295	19,759,012
Whitehaven Coal Ltd.[a,b]	193,596	186,946
Woodside Petroleum Ltd.	174,144	4,648,870
Woolworths Ltd.	298,995	7,399,731
WorleyParsons Ltd.	50,785	380,460

		245,269,842
AUSTRIA — 0.28%
AMAG Austria Metall AGc	1,592	49,799
ams AG	16,880	664,155
Andritz AG	17,488	947,248
BUWOG AGa	12,698	248,179
CA Immobilien Anlagen AG	18,478	374,389
conwert Immobilien Invest SE	17,771	206,553
Erste Group Bank AG	67,245	1,458,844
EVN AG	8,663	95,568
Flughafen Wien AG	2,333	202,163
IMMOFINANZ AGa	235,762	538,477
Lenzing AGb	2,073	134,181
Mayr-Melnhof Karton AG	1,890	194,978
Oesterreichische Post AG	8,014	397,005
OMV AG	35,762	890,851
Palfinger AG	3,201	83,622
Raiffeisen International Bank Holding AGb	28,585	335,470
RHI AG	5,058	132,989
S IMMO AG	18,352	141,859
Schoeller-Bleckmann Oilfield Equipment AG	2,872	169,467
Semperit AG Holding	3,022	133,679
UNIQA Insurance Group AG	29,422	249,010
Vienna Insurance Group AG	10,032	425,825
Voestalpine AG	26,162	931,435
Wienerberger AG	28,405	401,472
Zumtobel Group AG	7,036	161,733

		9,568,951
BELGIUM — 1.37%
Ablynx NVa	17,921	211,532
Ackermans & van Haaren NV	5,689	675,679

Security	Shares	Value
Ageas	52,378	$1,792,684
Agfa-Gevaert NVa	52,897	123,502
Anheuser-Busch InBev NV	190,915	23,288,859
Barco NV	2,662	171,194
Befimmo SA	5,032	383,800
Belgacom SA	35,849	1,334,774
bpost SA	14,901	392,127
Cofinimmo SA	3,849	470,174
Colruyt SA	16,607	765,817
Compagnie d’Entreprises CFE SA	1,964	187,054
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	24,165	2,007,817
Econocom Group SA/NVb	19,563	160,006
Elia System Operator SA	7,007	307,466
Euronav SAa	20,339	238,467
EVS Broadcast Equipment SA	5,008	168,804
Fagron	8,172	333,549
Galapagos NVa	12,443	255,271
GIMV NV	6,381	288,386
Groupe Bruxelles Lambert SA	18,783	1,556,399
KBC Ancora SCA[a]	9,060	272,105
KBC Groep NVa	59,567	3,207,326
Kinepolis Group NV	5,069	222,512
Melexis NV	5,999	300,569
Mobistar SAa	9,893	219,480
NV Bekaert SA	9,288	280,420
Nyrstar NVa	68,649	257,888
Ontex Group NVa	8,036	208,433
SA D’Ieteren NV	4,503	145,430
Solvay SA	13,744	1,878,191
Telenet Group Holding NVa	12,135	673,801
Tessenderlo Chemie NVa	8,873	229,442
ThromboGenics NVa,b	9,227	72,313
UCB SA	30,032	2,337,367
Umicore SA	25,161	1,052,952
Warehouses De Pauw SCA	3,733	286,450

		46,758,040
DENMARK — 1.57%
A.P. Moeller-Maersk A/S Class A	917	1,800,111
A.P. Moeller-Maersk A/S Class B	1,645	3,336,431
ALK-Abello A/S	1,562	177,820
Alm. Brand A/Sa	24,561	127,330
Auriga Industries A/S Class Ba	3,752	177,451
Bang & Olufsen A/S Class Ba,b	18,264	126,524

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Bavarian Nordic A/Sa	9,169	$282,844
Carlsberg A/S Class B	25,147	1,848,792
Christian Hansen Holding A/S	24,220	1,006,337
Coloplast A/S Class B	26,585	2,097,575
D/S Norden A/Sb	7,509	155,714
Danske Bank A/S	155,757	4,039,780
DSV A/S	42,344	1,333,821
FLSmidth & Co. A/Sb	11,868	502,288
Genmab A/Sa	10,701	718,277
GN Store Nord A/S	39,578	887,924
ISS A/Sa	21,936	647,749
Jyske Bank A/S Registered[a]	17,124	775,874
Matas A/S	8,851	191,862
NKT Holding A/S	6,227	319,897
Novo Nordisk A/S Class B	478,167	21,418,901
Novozymes A/S Class B	57,072	2,603,187
Pandora A/S	27,789	1,991,217
Rockwool International A/S Class B	1,844	197,624
Royal Unibrew A/Sa	2,152	366,990
Schouw & Co. A/S	3,092	143,424
SimCorp A/S	10,645	309,011
Solar Holdings A/S Class B	1,929	85,384
Spar Nord Bank AS	26,146	235,821
Sydbank A/Sa	17,270	486,929
TDC A/S	189,987	1,406,276
Topdanmark A/Sa,b	22,389	749,366
Tryg A/S	5,234	613,300
Vestas Wind Systems A/Sa	53,994	2,115,759
William Demant Holding A/Sa	5,572	422,235

		53,699,825
FINLAND — 0.96%
Amer Sports OYJ Class A	27,303	520,074
Cargotec Corp. OYJ Class B	9,214	295,082
Caverion Corp.	25,731	240,419
Citycon OYJ	61,032	207,028
Cramo OYJ	9,975	153,761
Elisa OYJ	33,012	878,039
Fortum OYJ	106,144	2,263,809
Huhtamaki OYJ	20,229	554,478
Kemira OYJ	22,145	253,394
Kesko OYJ Class B	15,101	551,608
Kone OYJ Class B	74,360	3,352,267
Konecranes OYJ	11,126	339,114
Metsa Board OYJ Class B	39,912	238,705

Security	Shares	Value
Metso OYJ	27,192	$826,036
Neste Oil OYJ	30,241	836,074
Nokia OYJ	892,974	6,897,548
Nokian Renkaat OYJ	27,012	667,245
Oriola-KD OYJ Class Ba	35,984	146,588
Orion OYJ Class B	23,768	783,442
Outokumpu OYJ[a,b]	44,786	242,687
Outotec OYJ[b]	40,737	235,595
PKC Group OYJ	7,049	153,521
Ramirent OYJ	18,204	150,164
Sampo OYJ	105,715	5,120,104
Sanitec OYJ	16,034	184,133
Sanoma OYJ	20,540	129,220
Sponda OYJ	48,559	223,569
Stockmann OYJ Abp Class B	7,016	48,651
Stora Enso OYJ Class R	129,378	1,257,031
Technopolis OYJ	26,660	120,940
Tieto OYJ	12,903	316,980
UPM-Kymmene OYJ	125,495	2,207,776
Uponor OYJ	13,513	205,858
Valmet OYJ	32,741	421,191
Wartsila OYJ Abp	35,607	1,652,634
YIT OYJ[b]	26,627	155,194

		32,829,959
FRANCE — 8.98%
AB Science SAa	6,146	102,298
ABC Arbitrage	26,937	144,690
Accor SA	40,268	2,014,148
Aeroports de Paris	6,777	813,695
Air France-KLM[a,b]	31,937	282,801
Airbus Group NV	141,763	7,550,703
Albioma SA	6,327	117,662
Alcatel-Lucent[a]	674,212	2,353,961
ALSTOM[a]	51,830	1,703,158
ALTEN	6,278	263,186
Altran Technologies SA	37,191	329,744
ANF Immobilier	2,523	64,743
APERAM SAa	12,527	328,523
ArcelorMittal	238,256	2,275,363
Arkema SA	15,342	1,099,356
Assystem	4,624	90,271
Atos SA	19,249	1,424,499
AXA SA	431,169	10,147,059
Belvedere SAa,b	9,353	105,966
Beneteau SAa	10,450	152,710

SCHEDULES OF INVESTMENTS	13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
BNP Paribas SA	251,767	$13,289,085
Boiron SA	2,082	212,859
Bollore	128,004	551,640
Bonduelle SCA	3,387	76,441
BOURBON SAb	8,732	180,765
Bouygues SA	41,997	1,500,179
Bureau Veritas SA	52,207	1,109,037
Cap Gemini SA	34,141	2,487,651
Carrefour SA	147,406	4,631,747
Casino Guichard-Perrachon SA	12,880	1,173,220
CGG[a,b]	40,009	224,296
Christian Dior SA	12,721	2,203,495
Cie de Saint-Gobain	107,997	4,622,501
Club Mediterranee SAa	5,583	154,920
CNP Assurances SA	39,362	692,478
Coface SAa	28,019	342,265
Compagnie Generale des Etablissements Michelin Class B	44,090	4,315,110
Compagnie Plastic Omnium SA	15,389	444,649
Credit Agricole SA	243,633	2,904,612
Danone SA	137,891	9,269,280
Dassault Systemes	30,342	1,880,430
DBV Technologies SAa	2,549	123,370
Derichebourg	33,042	128,936
Edenred SA	47,938	1,380,521
Eiffage SA	9,692	472,804
Electricite de France SA	58,776	1,598,120
Elior Participations SCA[a,c]	19,340	305,321
Eramet[a]	992	79,848
Essilor International SA	48,501	5,422,197
Esso SA Francaise[a]	1,277	53,030
Etablissements Maurel et Prom[a]	19,094	154,403
Euler Hermes Group	3,081	302,339
Eurazeo	9,344	657,539
Eurofins Scientific SE	2,302	593,573
Eutelsat Communications SA	36,294	1,246,905
Faiveley Transport SA	1,954	118,607
Faurecia	15,128	611,490
FFP[a]	1,573	104,107
Fonciere des Regions	6,164	632,905
GameLoft SAa	27,274	90,793
Gaztransport Et Technigaz SA	4,313	243,740
GDF Suez	344,740	7,673,459
Gecina SA	6,377	835,830
Genfit[a]	5,211	338,120

Security	Shares	Value
GL Events SA	3,145	$58,594
Groupe Eurotunnel SE	113,165	1,520,281
Groupe Fnac[a]	2,738	137,522
Havas SA	59,280	458,228
Hermes International	6,304	2,137,327
Icade	8,616	752,150
Iliad SA	6,213	1,443,227
Imerys SA	7,612	550,604
Ingenico SA	11,098	1,160,682
Ipsen SA	8,001	407,196
Ipsos SA	8,691	226,403
JCDecaux SA	15,752	568,545
Kering	17,796	3,602,693
Klepierre	41,715	1,968,135
Korian-Medica	9,355	353,542
L’Air Liquide SA	81,354	10,282,043
L’Oreal SA	59,201	10,625,397
Lafarge SA	44,183	3,031,885
Lagardere SCA	28,114	770,289
Legrand SA	62,439	3,360,909
LISI	4,904	121,746
LVMH Moet Hennessy Louis Vuitton SA	66,202	10,720,264
M6-Metropole Television	14,491	264,908
Mercialys	12,227	295,613
Mersen	4,304	101,508
Montupet	1,885	150,111
MPI	24,461	83,913
Natixis SA	227,215	1,449,178
Naturex[b]	1,858	97,222
Neopost SA	8,244	427,935
Nexans SAa	8,007	253,039
Nexity	6,459	254,593
Numericable-SFR[a]	27,139	1,414,876
Orange SA	442,059	7,791,907
Orpea SA	8,224	535,385
Parrot SAa	3,969	85,277
Pernod Ricard SA	49,825	5,993,589
Peugeot SAa	93,934	1,362,628
Publicis Groupe SA	44,296	3,320,559
Rallye SA	4,970	186,760
Remy Cointreau SA	6,243	462,076
Renault SA	45,542	3,505,441
Rexel SA	65,153	1,220,464
Rubis SCA	8,920	517,280
Safran SA	64,283	4,293,653

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Saft Groupe SA	7,518	$240,767
Sanofi	282,970	26,184,043
Sartorius Stedim Biotech SA	977	190,236
Schneider Electric SE	124,656	9,424,763
SCOR SE	34,241	1,068,955
SEB SA	5,061	346,492
SES SA Class A FDR	74,337	2,709,086
Societe BIC SA	6,605	939,130
Societe Generale	171,912	6,951,781
Societe Television Francaise 1	28,530	452,013
Sodexo SA	22,337	2,221,422
Soitec SAa,b	52,232	52,458
Solocal Group[a,b]	242,417	204,346
Sopra Steria Group	3,418	266,522
Stallergenes SA	1,756	104,468
STMicroelectronics NV	155,508	1,298,575
Suez Environnement SA	70,981	1,306,007
Technicolor SA Registered[a]	71,909	430,884
Technip SA	24,390	1,435,319
Teleperformance	13,502	968,879
Thales SA	21,820	1,152,346
Total SA	510,138	26,192,777
Ubisoft Entertainment SAa	23,903	482,553
Unibail-Rodamco SE	22,950	6,477,074
Valeo SA	18,091	2,565,119
Vallourec SA	26,010	568,529
Veolia Environnement SA	100,208	1,838,111
Vicat SA	3,729	262,242
Vilmorin & Cie SA	1,050	92,420
Vinci SA	115,995	6,131,103
Virbac SA	1,002	222,975
Vivendi SA	286,124	6,791,712
Wendel	7,588	851,559
Zodiac Aerospace	44,271	1,472,251

		307,021,647
GERMANY — 8.24%
Aareal Bank AG	12,077	458,388
adidas AG	49,951	3,449,110
AIXTRON SEa,b	26,895	213,267
Allianz SE Registered	108,533	17,930,209
Alstria Office REIT AG	20,025	256,365
Aurelius AG	6,411	256,752
Aurubis AG	8,195	445,459
Axel Springer SE	9,063	558,095
BASF SE	218,545	19,606,066

Security	Shares	Value
Bauer AGa	4,181	$76,527
Bayer AG Registered	197,125	28,484,182
Bayerische Motoren Werke AG	78,857	9,201,174
BayWa AG Registered[b]	3,997	157,233
Bechtle AG	4,045	342,618
Beiersdorf AG	23,475	2,060,951
Bertrandt AG	1,295	170,393
Bijou Brigitte modische Accessoires AG	966	58,123
Bilfinger Berger SEb	10,953	573,747
Borussia Dortmund GmbH & Co. KGaA	23,040	103,660
Brenntag AG	36,618	1,996,660
CANCOM SEb	3,861	165,825
Carl Zeiss Meditec AG Bearer[b]	7,555	199,112
Celesio AG	11,744	347,879
Cewe Stiftung & Co. KGAA	2,011	117,823
Comdirect Bank AG	8,473	84,140
Commerzbank AGa	230,237	2,772,184
Continental AG	26,399	5,978,845
CTS Eventim AG & Co. KGaA	11,456	328,359
Daimler AG Registered	228,838	20,782,538
Deutsche Annington Immobilien SE	57,805	2,009,086
Deutsche Bank AG Registered	329,047	9,579,881
Deutsche Beteiligungs AG	5,577	173,068
Deutsche Boerse AG	46,933	3,602,975
Deutsche EuroShop AG	10,240	474,520
Deutsche Lufthansa AG Registered	55,243	938,513
Deutsche Post AG Registered	231,314	7,509,729
Deutsche Telekom AG Registered	756,194	13,043,109
Deutsche Wohnen AG Bearer	73,456	1,909,819
DEUTZ AG	27,501	126,958
Dialog Semiconductor PLC[a]	17,503	673,321
DIC Asset AG	11,241	117,551
DMG MORI SEIKI AG	15,425	504,784
Draegerwerk AG & Co. KGaA	705	56,485
Drillisch AGb	11,268	438,681
Duerr AG	6,315	575,794
E.ON SE	478,134	7,405,331
ElringKlinger AGb	7,979	278,491
Evotec AGa,b	30,250	125,244
Fraport AG Frankfurt Airport Services Worldwide	7,898	483,236

SCHEDULES OF INVESTMENTS	15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Freenet AG	31,020	$926,220
Fresenius Medical Care AG & Co. KGaA	51,509	3,815,348
Fresenius SE & Co. KGaA	90,177	5,165,351
GAGFAH SAa	52,593	1,174,509
GEA Group AG	43,515	1,976,211
Gerresheimer AG	7,868	429,682
Gerry Weber International AGb	6,281	242,792
Gesco AG	1,458	114,265
Grammer AG	4,009	160,058
Grand City Properties SAa,b	21,435	350,731
H&R AGa	9,377	71,256
Hamborner REIT AG	15,218	157,509
Hamburger Hafen und Logistik AG	6,258	128,773
Hannover Rueck SE Registered	14,400	1,290,875
HeidelbergCement AG	33,351	2,456,057
Heidelberger Druckmaschinen AGa,b	67,711	159,159
Henkel AG & Co. KGaA	27,736	2,840,357
HUGO BOSS AG	9,981	1,288,494
Indus Holding AG	6,314	275,810
Infineon Technologies AG	269,083	3,029,484
Jenoptik AG	12,071	162,028
K+S AG Registered	41,199	1,301,749
Kabel Deutschland Holding AGa	5,132	697,840
KION Group AG	11,707	454,450
Kloeckner & Co. SEa	24,499	253,458
Kontron AGa	17,281	102,184
Krones AG	3,379	320,638
KUKA AGb	7,296	494,155
KWS Saat AG	473	144,488
Lanxess AG	21,787	1,046,115
LEG Immobilien AG	12,905	989,241
LEONI AG	8,602	538,443
Linde AG	44,041	8,443,704
LPKF Laser & Electronics AGb	8,692	96,231
MAN SE	7,762	827,028
Merck KGaA	30,811	3,084,330
METRO AGa	38,731	1,193,611
MLP AG	19,008	75,503
MorphoSys AGa	5,499	471,607
MTU Aero Engines Holding AG	12,229	1,119,579

Security	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	41,015	$8,238,444
Nemetschek AG	1,475	154,046
Nordex SEa	16,039	313,388
NORMA Group SE	8,052	400,251
Osram Licht AGa	21,519	992,694
Pfeiffer Vacuum Technology AG	2,564	230,513
ProSiebenSat.1 Media AG Registered	52,150	2,315,107
QIAGEN NVa	56,420	1,294,672
Rational AG	781	257,301
Rheinmetall AG	9,809	426,266
Rhoen Klinikum AG	18,106	479,737
RTL Group SA	9,310	881,653
RWE AG	117,960	3,275,886
SAF-Holland SA	12,982	192,056
Salzgitter AG	9,400	257,177
SAP SE	219,732	14,346,772
SGL Carbon SEa,b	9,526	151,731
Siemens AG Registered	188,699	19,803,184
Sixt SE	3,667	142,410
Software AG	14,877	394,517
Stada Arzneimittel AG	14,735	458,010
STRATEC Biomedical AG	1,586	85,450
Suedzucker AGb	19,333	242,707
Symrise AG	29,283	1,920,541
TAG Immobilien AG	28,657	372,372
Takkt AG	8,809	150,102
Telefonica Deutschland Holding AG	140,286	780,448
ThyssenKrupp AGa	108,563	2,828,709
Tom Tailor Holding AGa	6,888	84,645
United Internet AG Registered[d]	30,614	1,328,999
Volkswagen AG	7,477	1,663,438
Vossloh AGb	2,523	161,800
Wacker Chemie AGb	3,810	408,443
Wacker Neuson SE	7,957	161,174
Wincor Nixdorf AG	7,585	348,149
Wirecard AG	28,200	1,263,982

		281,878,357
HONG KONG — 3.18%
AIA Group Ltd.	2,897,000	16,907,434
ASM Pacific Technology Ltd.	59,000	535,336
Bank of East Asia Ltd. (The)	310,000	1,287,443

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
BOC Hong Kong (Holdings) Ltd.	899,500	$3,161,392
Brightoil Petroleum (Holdings) Ltd.[a,b]	715,000	176,137
Cafe de Coral Holdings Ltd.[b]	88,000	324,608
Cathay Pacific Airways Ltd.	268,000	625,639
Champion REIT	527,000	258,288
Cheung Kong Holdings Ltd.	334,000	6,397,106
Cheung Kong Infrastructure Holdings Ltd.	161,000	1,325,859
China LNG Group Ltd.[b]	935,000	161,595
China Public Procurement Ltd.[a,b]	3,588,000	85,612
Chow Sang Sang Holdings International Ltd.	72,000	190,834
Citic Telecom International Holdings Ltd.	349,000	108,481
CK Life Sciences International (Holdings) Inc.[b]	766,000	79,037
CLP Holdings Ltd.	469,000	4,185,907
Dah Sing Banking Group Ltd.	113,200	189,218
Dah Sing Financial Holdings Ltd.	40,000	231,642
Emperor International Holdings Ltd.	240,000	54,480
Emperor Watch & Jewellery Ltd.[b]	1,520,000	65,675
Esprit Holdings Ltd.[b]	469,200	529,513
Far East Consortium International Ltd.[b]	263,000	103,798
FIH Mobile Ltd.[a,b]	704,000	314,166
First Pacific Co. Ltd./Hong Kong	656,250	668,663
G-Resources Group Ltd.[a]	6,047,400	172,374
Galaxy Entertainment Group Ltd.	564,000	2,975,178
Giordano International Ltd.	384,000	181,764
Global Brands Group Holding Ltd.[a]	1,508,000	285,910
Great Eagle Holdings Ltd.	60,000	200,043
Hang Lung Properties Ltd.	549,000	1,617,965
Hang Seng Bank Ltd.	188,200	3,296,325
Henderson Land Development Co. Ltd.	256,800	1,834,913
HKT Trust & HKT Ltd.	668,200	875,610
Hong Kong & China Gas Co. Ltd.	1,584,590	3,637,873
Hong Kong Exchanges and Clearing Ltd.	185,500	4,273,030
Hopewell Holdings Ltd.	131,500	494,396
Hsin Chong Construction Group Ltd.[b]	686,000	78,745

Security	Shares	Value
Hutchison Telecommunications Hong Kong Holdings Ltd.[b]	384,000	$175,325
Hutchison Whampoa Ltd.	510,000	6,768,558
Hysan Development Co. Ltd.	157,000	760,362
Johnson Electric Holdings Ltd.	86,750	316,641
K. Wah International Holdings Ltd.[b]	286,000	154,558
Kerry Logistics Network Ltd.	156,000	238,627
Kerry Properties Ltd.	156,500	555,083
Kowloon Development Co. Ltd.	78,000	91,045
Lai Sun Development Co. Ltd.[b]	3,104,000	69,660
Langham Hospitality Investments Ltd.[b]	202,500	91,934
Li & Fung Ltd.	1,412,000	1,400,463
Link REIT (The)	563,000	3,812,223
Luk Fook Holdings International Ltd.[b]	84,000	312,562
Lung Cheong International Holdings Ltd.[a,b]	758,000	85,055
Macau Legend Development Ltd.[a,b]	390,750	143,633
Man Wah Holdings Ltd.	153,600	131,544
Melco International Development Ltd.[b]	219,000	440,070
MGM China Holdings Ltd.	248,400	606,154
Midland Holdings Ltd.[a]	244,000	123,049
MTR Corp. Ltd.	366,000	1,626,226
New World Development Co. Ltd.	1,257,000	1,501,263
Newocean Energy Holdings Ltd.[b]	258,000	94,171
NWS Holdings Ltd.	361,166	671,711
Orient Overseas International Ltd.	55,500	364,352
Pacific Basin Shipping Ltd.	464,000	171,755
Pacific Textiles Holdings Ltd.[b]	130,000	179,406
PCCW Ltd.	1,037,000	690,143
Power Assets Holdings Ltd.	344,000	3,607,112
Prosperity REIT	472,000	175,326
Regal Hotels International Holdings Ltd.	80,000	49,733
Regal REIT[b]	229,000	64,683
Sa Sa International Holdings Ltd.[b]	274,000	177,405
Sands China Ltd.	584,000	2,866,013
Shangri-La Asia Ltd.	262,000	341,298
Shun Tak Holdings Ltd.	398,000	182,231

SCHEDULES OF INVESTMENTS	17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Singamas Container Holdings Ltd.	692,000	$112,457
Sino Land Co. Ltd.	728,000	1,220,634
SITC International Holdings Co. Ltd.	285,000	157,326
SJM Holdings Ltd.	481,000	709,711
SmarTone Telecommunications Holding Ltd.[b]	105,500	185,055
SOCAM Development Ltd.[a]	60,000	54,402
SPT Energy Group Inc.[b]	316,000	50,538
Stella International Holdings Ltd.[b]	120,000	317,282
Sun Hung Kai Properties Ltd.	393,000	6,417,071
Sunlight REIT	307,000	155,215
Swire Pacific Ltd. Class A	151,500	2,034,108
Swire Properties Ltd.	301,400	969,894
Techtronic Industries Co. Ltd.	336,000	1,100,737
Television Broadcasts Ltd.	27,900	173,085
Texwinca Holdings Ltd.	178,000	145,553
Town Health International Medical Group Ltd.[b]	770,000	161,878
Truly International Holdings Ltd.	380,000	137,231
United Laboratories International Holdings Ltd. (The)[a]	142,000	70,145
Value Partners Group Ltd.	272,000	232,240
VTech Holdings Ltd.[b]	40,200	566,705
WH Group Ltd.[a,c]	874,000	495,992
Wharf Holdings Ltd. (The)	369,000	2,998,317
Wheelock and Co. Ltd.	225,000	1,276,867
Wynn Macau Ltd.[b]	374,000	1,044,336
Xinyi Glass Holdings Co. Ltd.	536,000	282,747
Yue Yuen Industrial Holdings Ltd.	183,500	682,798

		108,683,687
IRELAND — 0.39%
Aer Lingus Group PLC	61,170	148,409
Bank of Ireland[a]	6,413,462	1,939,589
C&C Group PLC	79,306	310,540
CRH PLC	169,801	4,084,210
Glanbia PLC	39,977	645,102
Hibernia REIT PLC	68,500	86,111
Irish Continental Group PLC	47,767	177,879
Kerry Group PLC Class A	36,321	2,632,150
Kingspan Group PLC	34,092	617,654
Paddy Power PLC	10,263	802,004
Ryanair Holdings PLC SP ADR[a]	8,645	570,397
Smurfit Kappa Group PLC	53,492	1,319,537

		13,333,582

Security	Shares	Value
ISRAEL — 0.61%
Alony Hetz Properties & Investments Ltd.	23,936	$169,127
Bank Hapoalim BM	254,075	1,132,544
Bank Leumi le-Israel BMa	310,536	1,038,561
Bezeq The Israel Telecommunication Corp. Ltd.	484,215	774,557
Cellcom Israel Ltd.[a]	16,615	87,985
Clal Insurance Enterprises Holdings Ltd.[a]	5,644	81,470
Delek Automotive Systems Ltd.	8,189	78,637
Delek Group Ltd. (The)	1,251	306,540
Elbit Systems Ltd.	5,771	355,731
EZchip Semiconductor Ltd.[a]	8,259	155,779
First International Bank of Israel Ltd.	4,339	54,531
Frutarom	10,559	331,082
Gazit Globe Ltd.	22,162	281,403
Harel Insurance Investments & Financial Services Ltd.	34,549	154,267
Israel Chemicals Ltd.	109,483	788,645
Israel Corp. Ltd. (The)	642	208,661
Israel Discount Bank Ltd. Class Aa	215,849	338,127
Ituran Location and Control Ltd.	7,183	150,724
Migdal Insurance & Financial Holdings Ltd.[b]	138,420	165,817
Mizrahi Tefahot Bank Ltd.[a]	35,441	387,996
NICE-Systems Ltd.	14,693	722,683
Nitsba Holdings (1995) Ltd.[a]	10,531	143,563
Oil Refineries Ltd.[a]	356,007	103,285
Ormat Industries Ltd.	21,291	149,570
Osem Investment Ltd.	9,634	170,990
Partner Communications Co. Ltd.[a]	25,783	87,740
Paz Oil Co. Ltd.	1,255	161,240
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,088	122,468
Shikun & Binui Ltd.	58,349	110,977
Shufersal Ltd.	59,199	122,139
Strauss Group Ltd.[a]	10,231	150,757
Teva Pharmaceutical Industries Ltd.	204,842	11,682,300

		20,769,896

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
ITALY — 2.32%
A2A SpA	326,442	$310,907
ACEA SpA	15,219	171,052
Amplifon SpA	26,236	156,912
Anima Holding SpA[a,c]	53,650	268,319
Ansaldo STS SpA	30,515	306,641
Assicurazioni Generali SpA	278,382	5,874,423
Astaldi SpA	16,686	106,009
Atlantia SpA	99,403	2,560,872
Autogrill SpA[a]	34,177	292,531
Autostrada Torino-Milano SpA	9,343	117,239
Azimut Holding SpA	26,568	620,300
Banca Carige SpA[a]	1,207,042	81,044
Banca Generali SpA	15,280	426,585
Banca Monte dei Paschi di Siena SpA[a]	835,863	377,292
Banca Popolare dell’Emilia Romagna SCa	119,070	805,516
Banca Popolare di Milano Scarl[a]	1,031,201	828,525
Banca Popolare di Sondrio Scarl	112,615	438,428
Banco Popolare SCa	87,089	1,102,652
Beni Stabili SpA SIIQ	275,916	205,963
Brembo SpA	7,335	258,248
Buzzi Unicem SpA[b]	22,094	271,260
Cerved Information Solutions SPA[a]	27,993	151,310
CIR SpA[a]	112,479	124,135
CNH Industrial NV	229,247	1,742,303
Credito Emiliano SpA	23,243	181,239
Credito Valtellinese SCa	282,599	318,899
Danieli & C. Officine Meccaniche SpA	3,677	90,123
Danieli & C. Officine Meccaniche SpA RNC	8,445	138,372
Davide Campari-Milano SpA	68,678	464,998
De’Longhi SpA	13,444	242,431
DiaSorin SpA[b]	5,603	223,381
Ei Towers SpA[a]	3,903	193,395
Enel Green Power SpA	432,129	854,339
Enel SpA	1,583,949	7,160,356
Eni SpA	603,600	10,148,876
ERG SpA	13,320	158,577
Exor SpA	24,378	996,389
FinecoBank Banca Fineco SpA[a]	50,213	270,395
Finmeccanica SpA[a]	99,843	1,091,752

Security	Shares	Value
Geox SpA[a,b]	24,185	$81,766
GTECH SpA[b]	16,566	325,274
Hera SpA	152,940	374,510
Interpump Group SpA	20,916	297,630
Intesa Sanpaolo SpA	2,805,789	8,225,771
Intesa Sanpaolo SpA RNC	220,984	564,572
Iren SpA	133,328	154,817
Italcementi SpA	49,741	342,395
Luxottica Group SpA	39,767	2,367,161
MARR SpA	10,894	190,424
Mediaset SpA[a]	173,639	790,434
Mediobanca SpA	147,487	1,279,860
Mediolanum SpA	57,643	410,123
Moncler SpA	24,485	364,165
Piaggio & C. SpA[a,b]	45,957	140,023
Pirelli & C. SpA	57,441	815,427
Prysmian SpA	49,624	918,371
Recordati SpA	24,573	406,236
Safilo Group SpA[a,b]	5,840	83,365
Saipem SpA[a]	61,700	559,092
Salini Impregilo SpA[a]	46,582	169,786
Salvatore Ferragamo SpA	12,252	354,769
Saras SpA[a]	68,688	76,813
Snam SpA	491,419	2,404,494
Societa Cattolica di Assicurazioni Scrl	32,400	250,083
Societa Iniziative Autostradali e Servizi SpA	17,183	171,797
Sorin SpA[a]	85,014	197,432
Telecom Italia SpA[a]	2,420,937	2,822,060
Telecom Italia SpA RNC	1,431,024	1,350,813
Tenaris SA	112,542	1,584,936
Terna Rete Elettrica Nazionale SpA	363,658	1,593,056
Tod’s SpA[b]	2,786	286,092
Trevi Finanziaria Industriale SpA	24,279	73,426
UniCredit SpA	1,053,778	6,225,128
Unione di Banche Italiane SpA	209,903	1,447,246
Unipol Gruppo Finanziario SpA	50,365	254,050
UnipolSai SpA	228,074	632,616
World Duty Free SpA[a]	33,121	365,158
Yoox SpA[a,b]	13,064	283,195

		79,366,354
JAPAN — 22.53%
77 Bank Ltd. (The)	88,000	490,699

SCHEDULES OF INVESTMENTS	19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
ABC-MART Inc.	6,600	$330,941
Accordia Golf Co. Ltd.	14,700	150,298
Acom Co. Ltd.[a]	106,100	291,749
Activia Properties Inc.	61	546,827
Adastria Holdings Co. Ltd.	4,920	130,471
Adeka Corp.	21,900	271,268
Aderans Co. Ltd.	11,500	102,601
Advance Residence Investment Corp.	319	818,784
Advantest Corp.	38,400	494,282
Aeon Co. Ltd.	159,500	1,696,635
AEON Delight Co. Ltd.	5,700	128,446
AEON Financial Service Co. Ltd.	28,300	514,370
Aeon Mall Co. Ltd.	28,100	469,589
AEON REIT Investment Corp.	233	319,751
Ai Holdings Corp.	10,500	184,587
Aica Kogyo Co. Ltd.	14,300	320,781
Aichi Steel Corp.	24,000	100,319
Aida Engineering Ltd.	16,700	166,623
AIFUL Corp.[a,b]	78,100	259,303
Air Water Inc.	37,000	642,259
Aisin Seiki Co. Ltd.	46,000	1,623,207
Ajinomoto Co. Inc.	137,000	2,844,034
Akebono Brake Industry Co. Ltd.	32,500	115,651
Alfresa Holdings Corp.	41,400	495,186
Alpine Electronics Inc.	10,600	165,770
Alps Electric Co. Ltd.	41,700	879,333
Amada Co. Ltd.	82,100	754,846
Amano Corp.	13,900	149,100
ANA Holdings Inc.	260,000	722,019
Anritsu Corp.	33,100	218,102
Aoki Holdings Inc.	9,700	113,049
Aoyama Trading Co. Ltd.	10,400	351,049
Aozora Bank Ltd.	272,000	995,701
Arcs Co. Ltd.	9,900	205,139
Ariake Japan Co. Ltd.	6,000	163,964
Asahi Co. Ltd.	19,000	186,822
Asahi Diamond Industrial Co. Ltd.	15,500	159,533
Asahi Glass Co. Ltd.	222,000	1,190,653
Asahi Group Holdings Ltd.	92,500	3,062,465
Asahi Holdings Inc.	5,900	88,250
Asahi Intecc Co. Ltd.	5,900	315,430
Asahi Kasei Corp.	308,000	3,073,052
Asatsu-DK Inc.	8,600	216,858
ASICS Corp.	37,900	938,909

Security	Shares	Value
Askul Corp.[b]	5,900	$92,268
Astellas Pharma Inc.	512,800	7,986,784
Atom Corp.	17,600	132,601
Autobacs Seven Co. Ltd.	14,500	213,553
Avex Group Holdings Inc.	11,100	188,425
Awa Bank Ltd. (The)	48,000	260,707
Azbil Corp.	14,400	360,659
Bandai Namco Holdings Inc.	42,600	870,024
Bando Chemical Industries Ltd.	29,000	106,406
Bank of Iwate Ltd. (The)	3,000	122,845
Bank of Kyoto Ltd. (The)	79,000	668,506
Bank of Nagoya Ltd. (The)	33,000	119,959
Bank of Saga Ltd. (The)	46,000	105,734
Bank of the Ryukyus Ltd.	12,600	175,702
Bank of Yokohama Ltd. (The)	273,000	1,486,957
Benesse Holdings Inc.	14,700	441,131
BIC Camera Inc.[b]	20,300	231,403
BML Inc.	3,200	85,949
Bridgestone Corp.	155,400	6,268,124
Broadleaf Co. Ltd.	8,900	138,351
Brother Industries Ltd.	56,600	980,074
Calbee Inc.	18,400	724,471
Calsonic Kansei Corp.	38,000	218,686
Canon Electronics Inc.	10,200	181,137
Canon Inc.	269,100	8,569,093
Canon Marketing Japan Inc.	12,800	233,956
Capcom Co. Ltd.	14,300	241,407
Casio Computer Co. Ltd.[b]	49,000	775,474
Cawachi Ltd.	7,400	118,372
Central Glass Co. Ltd.	50,000	211,552
Central Japan Railway Co.	34,700	6,002,673
Century Tokyo Leasing Corp.	10,900	260,100
Chiba Bank Ltd. (The)	174,000	1,185,034
Chiyoda Co. Ltd.	4,800	102,648
Chiyoda Corp.	39,000	303,461
Chofu Seisakusho Co. Ltd.	4,200	106,444
Chubu Electric Power Co. Inc.[a]	156,200	2,077,082
Chugai Pharmaceutical Co. Ltd.	53,400	1,602,477
Chugoku Bank Ltd. (The)	38,800	556,574
Chugoku Electric Power Co. Inc. (The)	70,700	984,678
Citizen Holdings Co. Ltd.	64,900	522,670
CKD Corp.	16,800	161,900
Coca-Cola East Japan Co. Ltd.	19,900	333,742
Coca-Cola West Co. Ltd.	15,500	222,739

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
cocokara fine Inc.	4,500	$112,170
COLOPL Inc.[b]	12,600	290,369
Colowide Co. Ltd.[b]	14,300	242,381
COMSYS Holdings Corp.	24,800	340,759
Cosel Co. Ltd.	8,800	95,068
Cosmo Oil Co. Ltd.	147,000	198,978
Cosmos Pharmaceutical Corp.	2,400	388,201
CREATE HOLDINGS Co. Ltd.	2,700	92,057
Credit Saison Co. Ltd.	36,300	618,675
CyberAgent Inc.	11,700	519,934
Dai Nippon Printing Co. Ltd.	125,000	1,133,848
Dai-ichi Life Insurance Co. Ltd. (The)	259,300	3,518,701
Daibiru Corp.	12,600	111,771
Daicel Corp.	67,000	841,314
Daido Steel Co. Ltd.	68,000	268,608
Daifuku Co. Ltd.	21,900	253,370
Daihatsu Motor Co. Ltd.	44,600	626,484
Daihen Corp.	28,000	136,347
Daiichi Sankyo Co. Ltd.	150,000	2,187,460
Daiichikosho Co. Ltd.	9,700	282,003
Daikin Industries Ltd.	56,500	3,980,228
Daikyo Inc.	85,000	126,633
Daio Paper Corp.	18,000	156,302
Daiseki Co. Ltd.	10,200	174,711
Daishi Bank Ltd. (The)	67,000	224,731
Daito Trust Construction Co. Ltd.	17,400	1,951,603
Daiwa House Industry Co. Ltd.	143,200	2,665,533
Daiwa House REIT Investment Corp.	69	335,411
Daiwa Office Investment Corp.	68	395,386
Daiwa Securities Group Inc.	404,000	2,966,416
Daiwabo Holdings Co. Ltd.	105,000	176,095
Daiwahouse Residential Investment Corp.	90	423,701
DCM Holdings Co. Ltd.	16,600	111,500
Dena Co. Ltd.	26,800	354,322
Denki Kagaku Kogyo K.K.	100,000	397,565
Denso Corp.	117,100	5,234,684
Dentsu Inc.	52,300	2,168,314
DIC Corp.	186,000	465,534
Digital Garage Inc.	7,900	114,130
DISCO Corp.	6,300	582,991
DMG Mori Seiki Co Ltd.	27,300	359,073
Don Quijote Holdings Co. Ltd.	14,300	1,049,385

Security	Shares	Value
Doshisha Co. Ltd.	9,000	$141,438
Doutor Nichires Holdings Co. Ltd.	7,900	112,583
Dowa Holdings Co. Ltd.	64,000	516,511
Dr. Ci:Labo Co. Ltd.[b]	4,600	158,600
DTS Corp.	7,300	154,371
Duskin Co. Ltd.	11,400	180,707
Earth Chemical Co. Ltd.	5,800	194,543
East Japan Railway Co.	79,600	6,186,932
Ebara Corp.	108,000	420,176
EDION Corp.	19,700	147,081
Eighteenth Bank Ltd. (The)	40,000	116,460
Eisai Co. Ltd.	60,500	3,032,597
Eizo Nanao Corp.	5,700	124,807
Electric Power Development Co. Ltd.	28,700	1,053,054
Enplas Corp.	2,500	89,920
EPS Holdings Inc.	9,700	121,224
Euglena Co. Ltd.[a,b]	14,700	221,880
Exedy Corp.	7,200	159,428
Ezaki Glico Co. Ltd.	10,300	426,152
FamilyMart Co. Ltd.	13,600	592,789
Fancl Corp.	11,500	184,642
FANUC Corp.	45,900	7,772,111
Fast Retailing Co. Ltd.	12,800	4,796,799
FCC Co. Ltd.	9,200	176,614
Fields Corp.	5,000	63,806
Foster Electric Co. Ltd.	7,700	146,376
FP Corp.	6,800	239,084
France Bed Holdings Co. Ltd.	94,000	144,043
Frontier Real Estate Investment Corp.	115	525,731
Fuji Co. Ltd.	3,500	63,793
Fuji Electric Co. Ltd.	133,000	575,184
Fuji Heavy Industries Ltd.	140,700	5,146,363
Fuji Kyuko Co. Ltd.	13,000	137,011
Fuji Machine Manufacturing Co. Ltd.	15,400	150,375
Fuji Oil Co. Ltd. New	16,300	210,506
Fuji Seal International Inc.	6,200	199,779
Fuji Soft Inc.	5,300	106,934
FUJIFILM Holdings Corp.	110,900	3,774,556
Fujikura Ltd.	74,000	310,578
Fujimi Inc.	6,500	101,818
Fujitsu Ltd.	444,000	2,364,674
Fujiya Co. Ltd.[a]	134,000	220,168

SCHEDULES OF INVESTMENTS	21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Fukuoka Financial Group Inc.	185,000	$932,363
Fukuoka REIT Corp.	174	351,955
Fukuyama Transporting Co. Ltd.	30,000	168,561
Funai Electric Co. Ltd.	5,900	71,976
Furukawa Co. Ltd.	81,000	134,466
Furukawa Electric Co. Ltd.	175,000	293,492
Futaba Corp.	8,700	141,389
Fuyo General Lease Co. Ltd.	5,400	175,380
Geo Holdings Corp.	14,000	137,420
Global One Real Estate Investment Corp. Ltd.	55	228,728
Glory Ltd.	14,300	378,606
GLP J-REIT	534	608,259
GMO Internet Inc.	20,900	174,367
Goldcrest Co. Ltd.	5,400	84,955
Gree Inc.[b]	32,200	184,211
GS Yuasa Corp.	90,000	409,909
GungHo Online Entertainment Inc.[b]	101,500	351,683
Gunma Bank Ltd. (The)	92,000	610,122
Gunze Ltd.	40,000	104,201
H.I.S. Co. Ltd.	10,200	353,416
H2O Retailing Corp.	19,900	353,902
Hachijuni Bank Ltd. (The)	96,000	639,101
Hakuhodo DY Holdings Inc.	56,800	570,587
Hamamatsu Photonics K.K.	17,000	809,007
Hankyu Hanshin Holdings Inc.	263,000	1,471,000
Hankyu REIT Inc.	148	192,772
Hanwa Co. Ltd.	40,000	150,853
Haseko Corp.	66,500	546,312
Hazama Ando Corp.	42,000	277,461
Heiwa Corp.	8,400	169,766
Heiwa Real Estate Co. Ltd.	11,600	166,794
Heiwa Real Estate REIT Inc.	288	240,031
Heiwado Co. Ltd.	10,200	217,346
Hibiya Engineering Ltd.	6,400	84,996
Higashi-Nippon Bank Ltd. (The)	36,000	102,056
Higo Bank Ltd. (The)	44,000	240,855
Hikari Tsushin Inc.	4,200	242,421
Hino Motors Ltd.	63,800	915,192
Hirose Electric Co. Ltd.	7,100	859,507
Hiroshima Bank Ltd. (The)	121,000	607,756
Hisamitsu Pharmaceutical Co. Inc.	13,300	455,165
Hitachi Capital Corp.	12,800	254,551

Security	Shares	Value
Hitachi Chemical Co. Ltd.	24,700	$502,348
Hitachi Construction Machinery Co. Ltd.	25,300	474,274
Hitachi High-Technologies Corp.	15,500	487,571
Hitachi Koki Co. Ltd.	14,700	106,873
Hitachi Ltd.	1,155,000	8,822,896
Hitachi Maxell Ltd.	11,500	195,118
Hitachi Metals Ltd.	52,000	857,038
Hitachi Transport System Ltd.	11,400	150,234
Hitachi Zosen Corp.	40,400	223,556
Hogy Medical Co. Ltd.	3,700	193,402
Hokkaido Electric Power Co. Inc.[a]	44,900	364,658
Hokkoku Bank Ltd. (The)	71,000	228,477
Hokuetsu Bank Ltd. (The)	62,000	113,481
Hokuetsu Kishu Paper Co. Ltd.	26,200	124,459
Hokuhoku Financial Group Inc.	278,000	577,466
Hokuriku Electric Power Co.	40,000	569,021
Hokuto Corp.	7,400	136,516
Honda Motor Co. Ltd.	389,300	11,868,074
Honeys Co. Ltd.	19,580	175,356
HORIBA Ltd.	8,700	286,260
Hoshizaki Electric Co. Ltd.	10,100	516,758
Hosiden Corp.	20,500	110,820
House Foods Group Inc.	15,500	312,204
Hoya Corp.	101,700	3,981,767
Hulic Co. Ltd.	57,600	529,097
Hulic Reit Inc.	196	294,338
Hyakugo Bank Ltd. (The)	60,000	255,906
Hyakujushi Bank Ltd. (The)	56,000	189,742
IBIDEN Co. Ltd.	27,000	410,063
IBJ Leasing Co. Ltd.	8,000	151,943
Ichibanya Co. Ltd.	3,600	149,866
Ichigo Group Holdings Co. Ltd.[b]	57,700	120,346
IDEC Corp.	20,100	178,473
Idemitsu Kosan Co. Ltd.	18,800	315,934
Ihara Chemical Industry Co. Ltd.	11,600	131,638
IHI Corp.	333,000	1,757,630
Iida Group Holdings Co. Ltd.	38,800	487,870
Iino Kaiun Kaisha Ltd.	24,000	141,591
Inaba Denki Sangyo Co. Ltd.	5,300	180,254
Inabata & Co. Ltd.	10,000	92,027
Industrial & Infrastructure Fund Investment Corp.	75	379,262
INPEX Corp.	206,400	2,291,283
Internet Initiative Japan Inc.[b]	8,800	186,316

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Invincible Investment Corp.	526	$235,539
Iriso Electronics Co. Ltd.	2,200	128,855
Iseki & Co. Ltd.	77,000	148,146
Isetan Mitsukoshi Holdings Ltd.	80,600	1,152,752
Ishihara Sangyo Kaisha Ltd.[a]	111,000	97,331
Isuzu Motors Ltd.	144,500	1,945,488
IT Holdings Corp.	19,300	323,022
Ito EN Ltd.[b]	15,000	289,107
ITOCHU Corp.	354,400	3,620,483
ITOCHU Enex Co. Ltd.	13,300	104,394
ITOCHU Techno-Solutions Corp.	5,900	211,710
Itoham Foods Inc.	45,000	257,438
Iwatani Corp.[b]	46,000	299,970
Iyo Bank Ltd. (The)	61,300	713,901
Izumi Co. Ltd.	9,300	336,483
J Trust Co. Ltd.	20,400	167,243
J-Oil Mills Inc.	38,000	136,517
J. Front Retailing Co. Ltd.	56,100	721,637
Jaccs Co. Ltd.	35,000	164,475
JAFCO Co. Ltd.	9,200	305,844
Japan Airlines Co. Ltd.	28,600	976,342
Japan Airport Terminal Co. Ltd.	9,800	446,346
Japan Aviation Electronics Industry Ltd.	14,000	321,321
Japan Communications Inc.[a,b]	31,500	137,300
Japan Display Inc.[a]	88,300	311,209
Japan Excellent Inc.	291	374,821
Japan Exchange Group Inc.	63,600	1,500,324
Japan Hotel REIT Investment Corp.	719	474,987
Japan Logistics Fund Inc.	204	438,166
Japan Petroleum Exploration Co. Ltd.	6,200	189,486
Japan Prime Realty Investment Corp.	192	673,426
Japan Pulp & Paper Co. Ltd.	27,000	76,542
Japan Real Estate Investment Corp.	297	1,448,780
Japan Rental Housing Investments Inc.	304	242,237
Japan Retail Fund Investment Corp.	586	1,273,121
Japan Securities Finance Co. Ltd.	35,400	176,902
Japan Steel Works Ltd. (The)	89,000	358,379

Security	Shares	Value
Japan Tobacco Inc.	261,500	$7,196,175
JFE Holdings Inc.	116,800	2,596,716
JGC Corp.	50,000	1,027,327
Joyo Bank Ltd. (The)	155,000	786,447
JSP Corp.	5,400	108,492
JSR Corp.	41,600	741,232
JTEKT Corp.	48,800	815,930
Juroku Bank Ltd. (The)	74,000	246,320
JVC Kenwood Corp.[a]	41,100	97,970
JX Holdings Inc.	531,100	1,970,403
K’s Holdings Corp.	10,400	307,223
kabu.com Securities Co. Ltd.	30,900	168,883
Kadokawa Dwango[a]	13,100	195,053
Kagome Co. Ltd.	22,500	357,426
Kagoshima Bank Ltd. (The)	33,000	208,173
Kajima Corp.	208,000	830,477
Kakaku.com Inc.	37,300	533,152
Kaken Pharmaceutical Co. Ltd.	17,000	364,849
Kamigumi Co. Ltd.	57,000	574,052
Kanamoto Co. Ltd.	7,100	186,468
Kaneka Corp.	64,000	393,922
Kanematsu Corp.	101,000	145,311
Kansai Electric Power Co. Inc. (The)[a]	172,100	1,674,629
Kansai Paint Co. Ltd.	57,000	1,003,499
Kansai Urban Banking Corp.	6,500	65,905
Kao Corp.	124,300	5,482,470
Kappa Create Co. Ltd.[a]	12,500	122,377
Kasumi Co. Ltd.	17,800	149,868
Kato Sangyo Co. Ltd.	4,600	84,979
Kato Works Co. Ltd.	17,000	134,449
Kawasaki Heavy Industries Ltd.	341,000	1,651,803
Kawasaki Kisen Kaisha Ltd.	211,000	610,735
Kayaba Industry Co. Ltd.	43,000	172,417
KDDI Corp.	138,800	9,881,960
Keihan Electric Railway Co. Ltd.	127,000	775,201
Keihin Corp.	12,400	199,304
Keikyu Corp.	109,000	855,557
Keio Corp.	136,000	1,116,111
Keisei Electric Railway Co. Ltd.	69,000	895,211
Keiyo Bank Ltd. (The)	64,000	352,514
Kenedix Inc.	63,800	291,123
Kenedix Realty Investment Corp.	102	606,972
Kenedix Residential Investment Corp.	98	284,493

SCHEDULES OF INVESTMENTS	23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Kewpie Corp.	28,100	$655,463
KEY Coffee Inc.	12,200	176,148
Keyence Corp.	11,100	5,243,596
Kikkoman Corp.	36,000	1,071,128
Kinden Corp.	32,000	381,935
Kintetsu Corp.	438,000	1,551,168
Kintetsu World Express Inc.	4,300	184,498
Kirin Holdings Co. Ltd.	195,200	2,642,217
Kisoji Co. Ltd.	10,700	182,546
Kissei Pharmaceutical Co. Ltd.	6,100	184,353
Kitz Corp.	25,100	120,302
Kiyo Bank Ltd. (The)	16,100	200,796
Koa Corp.	10,800	99,849
Kobayashi Pharmaceutical Co. Ltd.	6,100	410,769
Kobe Steel Ltd.	719,000	1,273,162
Koei Tecmo Holdings Co. Ltd.	8,600	130,832
Kohnan Shoji Co. Ltd.	10,300	117,060
Koito Manufacturing Co. Ltd.	23,800	783,101
Kokuyo Co. Ltd.	16,200	124,260
Komatsu Ltd.	223,100	4,429,142
Komeri Co. Ltd.	7,700	166,042
Komori Corp.	13,700	149,520
Konami Corp.	25,300	475,782
Konica Minolta Holdings Inc.	110,300	1,226,338
Konishi Co. Ltd.	7,800	134,731
Kose Corp.	7,300	329,375
Kubota Corp.	271,000	4,068,518
Kumagai Gumi Co. Ltd.[a,b]	66,000	210,701
Kurabo Industries Ltd.	59,000	99,451
Kuraray Co. Ltd.	80,500	1,019,742
Kureha Corp.	29,000	121,960
Kurita Water Industries Ltd.	24,200	520,198
Kuroda Electric Co. Ltd.	11,700	168,729
Kyocera Corp.	76,600	3,406,618
Kyoei Steel Ltd.	4,700	87,986
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,200	116,271
KYORIN Holdings Inc.	11,800	240,390
Kyoritsu Maintenance Co. Ltd.[b]	2,600	146,307
Kyowa Exeo Corp.	20,900	222,407
Kyowa Hakko Kirin Co. Ltd.	52,000	596,739
Kyushu Electric Power Co. Inc.[a]	103,100	1,003,221
Lawson Inc.	15,500	1,018,686
Leopalace21 Corp.[a]	61,500	401,571
Lintec Corp.	13,400	297,626

Security	Shares	Value
Lion Corp.	51,000	$278,304
LIXIL Group Corp.	63,800	1,255,198
M3 Inc.	48,000	973,362
Mabuchi Motor Co. Ltd.	12,700	526,531
Maeda Corp.	30,000	231,643
Maeda Road Construction Co. Ltd.	16,000	254,442
Makino Milling Machine Co. Ltd.	25,000	217,937
Makita Corp.	29,200	1,310,041
Mandom Corp.	4,700	159,648
Mani Inc.	2,200	129,792
Mars Engineering Corp.	3,800	67,482
Marubeni Corp.	385,800	2,146,344
Marudai Food Co. Ltd.	45,000	161,665
Maruha Nichiro Corp.	13,900	208,148
Marui Group Co. Ltd.	55,300	580,470
Maruichi Steel Tube Ltd.	11,500	274,026
MARUWA Co. Ltd.	3,000	81,726
Matsui Securities Co. Ltd.	32,700	279,773
Matsumotokiyoshi Co. Ltd.	8,700	288,852
Matsuya Co. Ltd.	8,200	136,754
Mazda Motor Corp.	130,400	2,717,014
McDonald’s Holdings Co. (Japan) Ltd.[b]	15,100	331,785
Medipal Holdings Corp.	30,900	363,545
Megachips Corp.	11,600	139,636
MEGMILK SNOW BRAND Co. Ltd.	6,700	92,573
Meidensha Corp.	53,000	159,724
MEIJI Holdings Co. Ltd.	14,600	1,617,043
Meitec Corp.	8,200	241,187
Melco Holdings Inc.[b]	5,500	86,949
Message Co. Ltd.	4,800	128,719
Micronics Japan Co. Ltd.[b]	3,700	100,953
MID REIT Inc.	80	204,997
Milbon Co. Ltd.	4,800	136,279
Minato Bank Ltd. (The)	42,000	81,165
Minebea Co. Ltd.	77,000	1,204,180
Miraca Holdings Inc.	13,600	613,630
MIRAIT Holdings Corp.	16,900	197,249
Misawa Homes Co. Ltd.	16,200	144,395
Misumi Group Inc.	20,900	789,099
Mitsubishi Chemical Holdings Corp.	322,500	1,686,011
Mitsubishi Corp.	326,000	5,739,310

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Mitsubishi Electric Corp.	464,000	$5,437,330
Mitsubishi Estate Co. Ltd.	301,000	6,107,636
Mitsubishi Gas Chemical Co. Inc.	93,000	424,365
Mitsubishi Heavy Industries Ltd.	724,000	4,037,734
Mitsubishi Logistics Corp.	30,000	451,283
Mitsubishi Materials Corp.	264,000	840,557
Mitsubishi Motors Corp.	157,100	1,342,769
Mitsubishi Paper Mills Ltd.[a]	250,000	185,162
Mitsubishi Pencil Co. Ltd.	4,700	140,042
Mitsubishi Shokuhin Co. Ltd.	1,500	33,597
Mitsubishi Steel Manufacturing Co. Ltd.	56,000	114,417
Mitsubishi Tanabe Pharma Corp.	49,400	786,430
Mitsubishi UFJ Financial Group Inc.	3,030,300	16,311,741
Mitsubishi UFJ Lease & Finance Co. Ltd.	127,060	555,986
Mitsui & Co. Ltd.	402,300	5,161,249
Mitsui Chemicals Inc.	191,000	564,228
Mitsui Engineering & Shipbuilding Co. Ltd.	181,000	297,391
Mitsui Fudosan Co. Ltd.	226,000	5,772,894
Mitsui Mining & Smelting Co. Ltd.	134,000	282,910
Mitsui O.S.K. Lines Ltd.	251,000	854,723
Mitsui Sugar Co. Ltd.	25,000	85,132
Mitsui-Soko Holdings Co. Ltd.	35,000	118,291
Mitsumi Electric Co. Ltd.	22,900	176,821
Miura Co. Ltd.	21,100	240,342
Mixi Inc.[b]	9,200	328,557
Miyazaki Bank Ltd. (The)	43,000	150,087
Mizuho Financial Group Inc.	5,458,700	9,015,348
Modec Inc.	5,800	94,408
Monex Group Inc.	61,600	127,956
MonotaRO Co. Ltd.	8,700	223,305
Mori Hills REIT Investment Corp.	351	497,821
MORI TRUST Sogo REIT Inc.	246	513,508
Morinaga & Co. Ltd.	62,000	193,709
Morinaga Milk Industry Co. Ltd.	44,000	191,036
Morita Holdings Corp.	10,000	110,927
MOS Food Services Inc.	9,600	199,821
Moshi Moshi Hotline Inc.	13,500	149,981
MS&AD Insurance Group Holdings Inc.	124,600	3,065,013
Murata Manufacturing Co. Ltd.	48,700	5,315,064

Security	Shares	Value
Musashi Seimitsu Industry Co. Ltd.	6,100	$115,909
Musashino Bank Ltd. (The)	7,600	251,683
Nabtesco Corp.	28,900	754,084
Nachi-Fujikoshi Corp.	43,000	233,550
Nagaileben Co. Ltd.	4,900	81,343
Nagase & Co. Ltd.	22,600	283,594
Nagoya Railroad Co. Ltd.	210,000	829,524
Nankai Electric Railway Co. Ltd.	132,000	530,405
Nanto Bank Ltd. (The)	49,000	165,607
NEC Corp.	616,000	1,751,534
NEC Networks & System Integration Corp.	7,100	153,527
Net One Systems Co. Ltd.	23,300	140,040
Nexon Co. Ltd.	32,800	325,026
NGK Insulators Ltd.	62,000	1,262,538
NGK Spark Plug Co. Ltd.	43,300	1,297,544
NH Foods Ltd.	42,000	1,044,413
NHK Spring Co. Ltd.	37,600	342,822
Nichi-Iko Pharmaceutical Co. Ltd.	10,400	188,584
Nichicon Corp.	13,700	105,317
Nichiha Corp.	7,900	84,942
Nichii Gakkan Co.	15,900	166,628
Nichirei Corp.	59,000	314,928
Nidec Corp.	52,800	3,629,227
Nifco Inc.	12,300	427,225
Nihon Kohden Corp.	9,700	483,906
Nihon M&A Center Inc.	9,000	314,902
Nihon Parkerizing Co. Ltd.	10,300	247,887
Nihon Unisys Ltd.	13,800	121,946
Nikon Corp.	79,500	1,017,903
Nintendo Co. Ltd.	25,500	2,481,292
Nippo Corp.	15,000	235,602
Nippon Accommodations Fund Inc.	110	455,583
Nippon Building Fund Inc.	333	1,644,234
Nippon Coke & Engineering Co. Ltd.	126,400	118,367
Nippon Denko Co. Ltd.	39,800	100,970
Nippon Electric Glass Co. Ltd.	91,000	474,116
Nippon Express Co. Ltd.	199,000	1,170,638
Nippon Flour Mills Co. Ltd.	23,000	109,454
Nippon Kayaku Co. Ltd.	38,000	536,364
Nippon Konpo Unyu Soko Co. Ltd.	14,700	230,890

SCHEDULES OF INVESTMENTS	25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Nippon Light Metal Holdings Co. Ltd.	124,500	$187,601
Nippon Paint Holdings Co. Ltd.	36,000	1,140,084
Nippon Paper Industries Co. Ltd.	21,900	347,894
Nippon Prologis REIT Inc.	352	831,267
Nippon Road Co. Ltd. (The)	22,000	106,006
Nippon Sharyo Ltd.[b]	30,000	90,921
Nippon Sheet Glass Co. Ltd.[a]	234,000	217,137
Nippon Shinyaku Co. Ltd.	11,000	365,683
Nippon Shokubai Co. Ltd.	31,000	421,198
Nippon Signal Co. Ltd. (The)	16,800	184,068
Nippon Soda Co. Ltd.	35,000	200,826
Nippon Steel & Sumikin Bussan Corp.	38,720	142,730
Nippon Steel & Sumitomo Metal Corp.	1,815,000	4,287,767
Nippon Suisan Kaisha Ltd.[a]	68,300	237,813
Nippon Telegraph and Telephone Corp.	88,900	5,312,885
Nippon Thompson Co. Ltd.	21,000	102,797
Nippon Valqua Industries Ltd.	84,000	223,113
Nippon Yakin Kogyo Co. Ltd.[a,b]	41,000	82,723
Nippon Yusen K.K.	372,000	1,114,749
Nipro Corp.[b]	25,900	228,429
Nishi-Nippon City Bank Ltd. (The)	165,000	542,204
Nishi-Nippon Railroad Co. Ltd.	84,000	365,419
Nishimatsu Construction Co. Ltd.	66,000	268,012
Nishimatsuya Chain Co. Ltd.	23,100	184,855
Nissan Chemical Industries Ltd.	30,700	571,844
Nissan Motor Co. Ltd.	588,500	5,092,668
Nissan Shatai Co. Ltd.	17,300	192,198
Nissha Printing Co. Ltd.	8,400	135,799
Nisshin OilliO Group Ltd. (The)	32,000	116,869
Nisshin Seifun Group Inc.	51,300	633,252
Nisshin Steel Co. Ltd.	20,600	216,233
Nisshinbo Holdings Inc.	33,000	374,205
Nissin Foods Holdings Co. Ltd.	14,000	760,397
Nissin Kogyo Co. Ltd.	11,300	174,312
Nitori Holdings Co. Ltd.	16,800	955,382
Nitta Corp.	5,100	123,348
Nitto Boseki Co. Ltd.	38,000	134,576
Nitto Denko Corp.	37,200	2,243,749
Nitto Kogyo Corp.	6,200	120,501
Noevir Holdings Co. Ltd.	4,100	75,044
NOF Corp.	36,000	232,308

Security	Shares	Value
NOK Corp.	23,200	$675,469
Nomura Co. Ltd.	11,800	112,209
Nomura Holdings Inc.	878,100	4,743,153
Nomura Real Estate Holdings Inc.	29,100	494,476
Nomura Real Estate Master Fund Inc.	403	506,731
Nomura Real Estate Office Fund Inc.	85	434,896
Nomura Real Estate Residential Fund Inc.	43	250,023
Nomura Research Institute Ltd.	26,800	918,316
Noritake Co. Ltd.	46,000	115,915
Noritz Corp.	9,100	144,326
North Pacific Bank Ltd.	83,700	314,948
NS Solutions Corp.	5,300	129,810
NSD Co. Ltd.	11,200	173,914
NSK Ltd.	115,000	1,367,684
NTN Corp.	108,000	468,906
NTT Data Corp.	29,900	1,149,266
NTT DOCOMO Inc.	362,600	6,189,188
NTT Urban Development Corp.	26,600	258,380
Obayashi Corp.	156,000	997,369
Obic Business Consultants Co. Ltd.	3,000	90,665
OBIC Co. Ltd.	17,600	595,582
Odakyu Electric Railway Co. Ltd.	153,000	1,500,498
Ogaki Kyoritsu Bank Ltd. (The)	77,000	237,952
Ohsho Food Service Corp.	2,400	96,744
Oiles Corp.	7,300	135,665
Oita Bank Ltd. (The)	39,000	137,786
Oji Holdings Corp.	175,000	665,943
Okabe Co. Ltd.	13,300	115,603
Okamoto Industries Inc.	40,000	147,108
Okasan Securities Group Inc.	43,000	306,032
Oki Electric Industry Co. Ltd.	192,000	395,556
Okinawa Electric Power Co. Inc. (The)	5,200	180,837
Okuma Corp.	36,000	310,458
Okumura Corp.	44,000	202,648
Olympus Corp.[a]	57,600	2,020,278
Omron Corp.	49,500	2,003,767
Ono Pharmaceutical Co. Ltd.	19,900	2,117,652
Onward Holdings Co. Ltd.	30,000	194,611
Oracle Corp. Japan	9,300	388,737

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Orient Corp.[a]	122,700	$184,888
Oriental Land Co. Ltd.	12,000	2,913,038
ORIX Corp.	318,500	3,706,547
Orix JREIT Inc.	526	790,802
Osaka Gas Co. Ltd.	453,000	1,799,428
OSAKA Titanium Technologies Co. Ltd.	5,300	111,942
OSG Corp.	18,500	343,494
Otsuka Corp.	11,600	402,418
Otsuka Holdings Co. Ltd.	93,300	2,905,076
Oyo Corp.	6,600	97,541
Pacific Metals Co. Ltd.[a]	36,000	98,072
Pack Corp. (The)	7,300	144,428
Pal Co. Ltd.	2,800	72,703
Paltac Corp.	4,900	62,113
Panasonic Corp.	525,900	6,053,010
Paramount Bed Holdings Co. Ltd.	4,100	114,136
Park24 Co. Ltd.	25,600	440,233
Penta-Ocean Construction Co. Ltd.	69,900	268,972
Pigeon Corp.	8,400	528,464
Pilot Corp.	4,100	245,375
Pioneer Corp.[a]	74,200	140,864
Plenus Co. Ltd.	4,900	84,764
Pola Orbis Holdings Inc.	5,600	240,276
Premier Investment Corp.	61	326,642
Press Kogyo Co. Ltd.	35,000	119,184
Prima Meat Packers Ltd.	59,000	154,199
Proto Corp.	5,100	80,235
Raito Kogyo Co. Ltd.	13,900	139,041
Rakuten Inc.	191,600	2,678,306
Recruit Holdings Co. Ltd.[a]	35,200	1,030,843
Relo Holdings Inc.	2,900	217,997
Rengo Co. Ltd.	47,000	198,859
Resona Holdings Inc.	528,600	2,647,838
Resorttrust Inc.	16,300	393,398
Ricoh Co. Ltd.	163,900	1,614,373
Ricoh Leasing Co. Ltd.	4,600	121,202
Riken Corp.	29,000	114,553
Ringer Hut Co. Ltd.	11,400	224,477
Rinnai Corp.	8,900	600,834
Riso Kagaku Corp.	7,400	129,523
Rohm Co. Ltd.	23,100	1,504,406
Rohto Pharmaceutical Co. Ltd.	21,600	292,193
Round One Corp.	17,700	111,054

Security	Shares	Value
Royal Holdings Co. Ltd.	12,700	$182,286
Ryobi Ltd.	36,000	97,765
Ryohin Keikaku Co. Ltd.	5,600	623,096
Ryosan Co. Ltd.	6,500	139,224
Ryoyo Electro Corp.	12,800	134,140
Saint Marc Holdings Co. Ltd.	2,600	167,999
Saizeriya Co. Ltd.	12,900	209,207
Sakai Chemical Industry Co. Ltd.	38,000	136,194
Sakata Seed Corp.	9,100	158,891
San-A & Co. Ltd.	4,500	151,130
San-in Godo Bank Ltd. (The)	35,000	287,532
Sanden Corp.	27,000	127,340
Sangetsu Co. Ltd.	6,600	178,394
Sanken Electric Co. Ltd.	28,000	231,456
Sankyo Co. Ltd.	10,100	364,998
Sankyo Tateyama Inc.	7,200	111,618
Sankyu Inc.	62,000	250,185
Sanrio Co. Ltd.[b]	12,200	304,000
Santen Pharmaceutical Co. Ltd.	17,900	1,121,560
Sanwa Holdings Corp.	52,500	366,492
Sanyo Shokai Ltd.	44,000	104,508
Sanyo Special Steel Co. Ltd.	37,000	125,365
Sapporo Holdings Ltd.	76,000	322,854
Sato Holdings Corp.	6,600	154,065
Sawada Holdings Co. Ltd.	10,800	78,978
Sawai Pharmaceutical Co. Ltd.	8,000	487,635
SBI Holdings Inc.	49,800	539,696
SCREEN Holdings Co. Ltd.	51,000	305,657
SCSK Corp.	11,900	299,159
Secom Co. Ltd.	51,400	3,007,905
Sega Sammy Holdings Inc.	44,000	577,602
Seibu Holdings Inc.[b]	29,600	707,588
Seikagaku Corp.	8,900	157,520
Seiko Epson Corp.	31,000	1,273,358
Seiko Holdings Corp.	34,000	187,852
Seino Holdings Co. Ltd.	35,000	384,072
Seiren Co. Ltd.	16,300	134,186
Sekisui Chemical Co. Ltd.	100,000	1,101,605
Sekisui House Ltd.	131,900	1,713,527
Sekisui House SI Residential Investment Corp.	279	315,898
Senko Co. Ltd.	25,000	145,575
Senshu Ikeda Holdings Inc.	53,100	237,326
Seria Co. Ltd.	4,900	142,038
Seven & I Holdings Co. Ltd.	178,500	6,591,272

SCHEDULES OF INVESTMENTS	27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Seven Bank Ltd.	148,100	$668,225
Sharp Corp./Japan[a,b]	363,000	716,945
Shiga Bank Ltd. (The)	54,000	303,869
Shikoku Chemicals Corp.	15,000	117,226
Shikoku Electric Power Co. Inc.[a]	44,200	559,908
Shima Seiki Manufacturing Ltd.	7,500	133,125
Shimachu Co. Ltd.	11,500	289,886
Shimadzu Corp.	59,000	618,806
Shimamura Co. Ltd.	5,500	492,104
Shimano Inc.	19,300	2,573,005
Shimizu Corp.	144,000	1,002,784
Shin-Etsu Chemical Co. Ltd.	98,200	6,560,879
Shinko Electric Industries Co. Ltd.	14,100	99,990
Shinko Plantech Co. Ltd.	16,100	120,889
Shinsei Bank Ltd.	393,000	719,321
Shionogi & Co. Ltd.	72,000	2,179,032
Ship Healthcare Holdings Inc.	10,600	264,492
Shiseido Co. Ltd.	87,400	1,412,210
Shizuoka Bank Ltd. (The)	123,000	1,135,079
Shizuoka Gas Co. Ltd.	21,000	135,155
SHO-BOND Holdings Co. Ltd.	6,500	276,678
Shochiku Co. Ltd.	29,000	288,852
Showa Corp.	12,800	131,416
Showa Denko K.K.	354,000	455,063
Showa Sangyo Co. Ltd.	21,000	86,885
Showa Shell Sekiyu K.K.	44,400	436,573
SIIX Corp.	6,000	129,639
Sintokogio Ltd.	16,900	120,278
SKY Perfect JSAT Holdings Inc.	42,700	260,638
SMC Corp.	13,500	3,662,751
SoftBank Corp.	228,900	13,568,558
Sohgo Security Services Co. Ltd.	14,100	363,708
Sojitz Corp.	298,600	388,931
Sompo Japan Nipponkoa Holdings Inc.	80,400	2,258,715
Sony Corp.	251,100	5,929,863
Sony Financial Holdings Inc.	42,700	599,432
Sosei Group Corp.[a,b]	3,500	118,738
Sotetsu Holdings Inc.	103,000	473,503
Square Enix Holdings Co. Ltd.	18,300	405,836
Stanley Electric Co. Ltd.	34,100	768,132
Star Micronics Co. Ltd.	11,500	144,992
Start Today Co. Ltd.	13,500	275,482
Sugi Holdings Co. Ltd.	10,000	472,481

Security	Shares	Value
Sumco Corp.	27,300	$466,679
Sumitomo Bakelite Co. Ltd.	48,000	200,230
Sumitomo Chemical Co. Ltd.	347,000	1,382,505
Sumitomo Corp.	262,800	2,613,122
Sumitomo Dainippon Pharma Co. Ltd.	36,000	381,254
Sumitomo Electric Industries Ltd.	185,800	2,420,074
Sumitomo Forestry Co. Ltd.	29,100	273,002
Sumitomo Heavy Industries Ltd.	133,000	728,038
Sumitomo Metal Mining Co. Ltd.	126,000	1,821,377
Sumitomo Mitsui Financial Group Inc.	301,000	10,225,518
Sumitomo Mitsui Trust Holdings Inc.	785,000	2,783,404
Sumitomo Osaka Cement Co. Ltd.	103,000	301,639
Sumitomo Real Estate Sales Co. Ltd.	5,900	140,688
Sumitomo Realty & Development Co. Ltd.	87,000	2,803,346
Sumitomo Riko Co. Ltd.	8,200	67,295
Sumitomo Rubber Industries Inc.	40,200	631,071
Sumitomo Warehouse Co. Ltd. (The)	33,000	186,260
Sundrug Co. Ltd.	8,600	367,531
Suntory Beverage & Food Ltd.	33,300	1,175,061
Suruga Bank Ltd.	43,500	824,709
Suzuken Co. Ltd.	16,800	476,976
Suzuki Motor Corp.	87,500	2,797,855
Sysmex Corp.	35,500	1,601,754
T&D Holdings Inc.	140,900	1,606,739
T-Gaia Corp.	9,200	100,486
Tachi-S Co. Ltd.	8,800	129,155
Tadano Ltd.	27,000	328,924
Taiheiyo Cement Corp.	283,000	836,002
Taikisha Ltd.	9,000	215,528
Taisei Corp.	247,000	1,444,592
Taisho Pharmaceutical Holdings Co. Ltd.	6,700	428,357
Taiyo Holdings Co. Ltd.	4,600	168,782
Taiyo Nippon Sanso Corp.	49,000	591,512
Taiyo Yuden Co. Ltd.	26,100	328,625
Takara Holdings Inc.	41,300	265,454
Takasago Thermal Engineering Co. Ltd.	16,600	209,717

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Takashimaya Co. Ltd.	64,000	$565,002
Takata Corp.[b]	9,500	112,093
Takeda Pharmaceutical Co. Ltd.	187,000	9,397,361
Tamron Co. Ltd.	4,500	88,303
TDK Corp.	29,500	1,860,937
Teijin Ltd.	230,000	691,185
Tekken Corp.[b]	28,000	106,551
Temp Holdings Co. Ltd.	11,200	382,344
Terumo Corp.	73,600	1,842,741
THK Co. Ltd.	27,800	683,965
Toa Corp.	58,000	99,740
Toagosei Co. Ltd.	55,000	221,938
Tobu Railway Co. Ltd.	250,000	1,208,871
TOC Co. Ltd.	12,900	79,070
Tocalo Co. Ltd.	8,700	147,315
Tochigi Bank Ltd. (The)	28,000	129,673
Toda Corp.	48,000	173,260
Toho Bank Ltd. (The)	48,000	169,582
Toho Co. Ltd.	28,400	646,746
Toho Gas Co. Ltd.	104,000	570,178
Toho Holdings Co. Ltd.	12,400	173,546
Toho Titanium Co. Ltd.[a]	12,700	90,494
Toho Zinc Co. Ltd.	42,000	133,367
Tohoku Electric Power Co. Inc.	109,200	1,387,021
Tokai Carbon Co. Ltd.	55,000	160,133
Tokai Corp. (GIFU)	2,800	87,481
TOKAI Holdings Corp.	27,100	122,736
Tokai Rika Co. Ltd.	13,900	289,206
Tokai Tokyo Financial Holdings Inc.	52,900	355,774
Token Corp.	2,510	104,597
Tokio Marine Holdings Inc.	166,200	5,857,643
TOKO Inc.	23,000	61,874
Tokuyama Corp.	83,000	186,541
Tokyo Broadcasting System Holdings Inc.	7,600	87,539
Tokyo Dome Corp.	45,000	209,935
Tokyo Electric Power Co. Inc.[a]	352,200	1,505,167
Tokyo Electron Ltd.	41,300	2,980,112
Tokyo Gas Co. Ltd.	580,000	3,487,456
Tokyo Ohka Kogyo Co. Ltd.	10,800	373,286
Tokyo Seimitsu Co. Ltd.	9,100	186,702
Tokyo Steel Manufacturing Co. Ltd.	27,200	207,245
Tokyo Tatemono Co. Ltd.	99,000	674,243

Security	Shares	Value
Tokyo TY Financial Group Inc.[a]	5,500	$158,494
Tokyotokeiba Co. Ltd.[b]	43,000	107,990
Tokyu Corp.	274,000	1,826,433
Tokyu Fudosan Holdings Corp.	112,600	705,517
TOKYU REIT Inc.	254	337,326
TOMONY Holdings Inc.	34,300	149,505
Tomy Co. Ltd.	17,700	98,547
TonenGeneral Sekiyu K.K.	65,000	578,257
Top REIT Inc.	49	210,658
Topcon Corp.	19,100	383,089
Toppan Forms Co. Ltd.	13,600	142,640
Toppan Printing Co. Ltd.	120,000	809,092
Topre Corp.	9,200	127,664
TOPY Industries Ltd.	53,000	120,470
Toray Industries Inc.	350,000	3,007,917
Torii Pharmaceutical Co. Ltd.	2,600	66,735
Toshiba Corp.	960,000	3,878,738
Toshiba Machine Co. Ltd.	29,000	112,331
Toshiba Tec Corp.	32,000	199,685
Tosoh Corp.	121,000	660,290
Totetsu Kogyo Co. Ltd.	7,200	173,158
TOTO Ltd.	68,000	757,775
Towa Bank Ltd. (The)	178,000	146,988
Toyo Corp.	21,600	203,744
Toyo Engineering Corp.	32,000	108,696
Toyo Ink SC Holdings Co. Ltd.	42,000	198,442
Toyo Seikan Group Holdings Ltd.	38,500	500,157
Toyo Suisan Kaisha Ltd.	21,300	757,055
Toyo Tanso Co. Ltd.	5,800	93,568
Toyo Tire & Rubber Co. Ltd.	22,200	506,311
Toyobo Co. Ltd.	214,000	289,669
Toyoda Gosei Co. Ltd.	15,300	339,957
Toyota Boshoku Corp.	16,900	225,305
Toyota Industries Corp.	39,500	2,148,768
Toyota Motor Corp.	651,600	42,408,224
Toyota Tsusho Corp.	48,700	1,165,832
TPR Co. Ltd.	5,500	140,936
Trans Cosmos Inc.	5,600	98,828
Trend Micro Inc.	25,100	714,762
Trusco Nakayama Corp.	5,600	150,411
TS Tech Co. Ltd.	12,500	317,967
TSI Holdings Co. Ltd.	16,200	92,954
Tsubakimoto Chain Co.	32,000	260,435
Tsukuba Bank Ltd. (The)	36,400	107,218
Tsumura & Co.	14,300	327,598

SCHEDULES OF INVESTMENTS	29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Tsuruha Holdings Inc.	9,000	$609,118
TV Asahi Holdings Corp.	5,200	81,631
UACJ Corp.	60,000	149,151
Ube Industries Ltd.	257,000	387,256
ULVAC Inc.[a]	9,700	140,382
Unicharm Corp.	90,000	2,505,810
Unipres Corp.	9,800	171,781
United Arrows Ltd.	5,300	151,377
United Urban Investment Corp.	618	992,777
Unitika Ltd.[a]	278,000	130,166
UNY Group Holdings Co. Ltd.	39,200	226,593
Ushio Inc.	28,200	329,378
USS Co. Ltd.	50,500	798,783
Valor Co. Ltd.	8,600	163,632
Vital KSK Holdings Inc.	10,000	77,300
VT Holdings Co. Ltd.	19,500	78,687
Wacoal Holdings Corp.	23,000	229,873
Watami Co. Ltd.[b]	11,800	117,131
Weathernews Inc.	5,300	134,773
Welcia Holdings Co. Ltd.	4,200	155,357
West Japan Railway Co.	38,700	2,002,457
Xebio Co. Ltd.	6,100	94,929
Yahoo! Japan Corp.	354,500	1,204,150
Yakult Honsha Co. Ltd.	21,100	1,289,729
Yamada Denki Co. Ltd.	203,600	762,644
Yamagata Bank Ltd. (The)	37,000	157,179
Yamaguchi Financial Group Inc.	50,000	524,837
Yamaha Corp.	38,800	571,769
Yamaha Motor Co. Ltd.	63,500	1,412,012
Yamanashi Chuo Bank Ltd. (The)	30,000	120,547
Yamato Holdings Co. Ltd.	87,500	1,994,850
Yamato Kogyo Co. Ltd.	10,000	260,077
Yamazaki Baking Co. Ltd.	28,000	415,000
Yamazen Corp.	16,200	114,882
Yaoko Co. Ltd.	2,300	150,377
Yaskawa Electric Corp.	54,600	706,990
Yellow Hat Ltd.	3,800	74,793
Yodogawa Steel Works Ltd.	15,000	54,399
Yokogawa Electric Corp.	51,200	542,228
Yokohama Reito Co. Ltd.	19,600	136,490
Yokohama Rubber Co. Ltd. (The)	50,000	475,035
Yondoshi Holdings Inc.	7,500	115,375
Yoshinoya Holdings Co. Ltd.	18,900	214,478
Yuasa Trading Co. Ltd.	7,200	149,314
Zenkoku Hosho Co. Ltd.	12,600	405,465

Security	Shares	Value
Zenrin Co. Ltd.	9,200	$119,283
Zensho Holdings Co. Ltd.[b]	23,700	214,473
Zeon Corp.	41,000	422,688

		770,517,599
NETHERLANDS — 2.69%
Aalberts Industries NV	24,815	717,144
Accell Group NV	6,982	106,364
AEGON NV	430,612	3,081,246
Akzo Nobel NV	57,853	4,186,025
Altice SAa	21,256	1,777,388
Amsterdam Commodities NV	4,791	114,318
Arcadis NV	14,623	444,793
ASM International NVb	11,636	477,496
ASML Holding NV	85,197	8,967,994
BE Semiconductor Industries NV	8,135	166,157
BinckBank NV	19,003	156,541
Boskalis Westminster NV	20,950	929,684
Brunel International NV	6,303	102,600
Corbion NV	20,006	332,767
Delta Lloyd NV	49,065	929,065
Eurocommercial Properties NV	9,905	441,503
Euronext NVa,c	16,036	520,436
Exact Holding NV	3,159	113,574
Fiat Chrysler Automobiles NVa,b	209,933	2,771,718
Fugro NV CVA	17,346	376,410
Gemalto NVb	18,965	1,378,656
Grontmij NVa	23,922	96,506
Heineken Holding NV	24,001	1,574,931
Heineken NV	55,243	4,131,828
IMCD Group NVa	7,046	223,425
ING Groep NV CVA[a]	918,136	11,521,109
Koninklijke Ahold NV	210,331	3,805,877
Koninklijke BAM Groep NVb	55,000	166,272
Koninklijke DSM NV	40,180	2,141,008
Koninklijke KPN NV	771,085	2,390,250
Koninklijke Philips NV	228,073	6,317,124
Koninklijke Ten Cate NV	7,007	155,769
Koninklijke Vopak NV	17,632	986,585
NN Group NVa	28,946	787,859
NSI NV	32,849	146,754
Nutreco NV	17,742	901,945
OCI NVa	20,601	727,289
PostNL NVa	107,897	392,664
Randstad Holding NV	30,837	1,632,897
Reed Elsevier NV	168,762	4,140,156

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Royal Imtech NVa,b	22,735	$105,956
SBM Offshore NVa,b	45,539	497,800
SNS REAAL NVa,b	3,991	—
TKH Group NV	9,340	291,107
TNT Express NV	104,892	689,360
TomTom NVa,b	26,409	174,695
Unilever NV CVA	386,177	16,816,811
USG People NV	18,353	213,111
VastNed Retail NV	4,557	225,981
Wereldhave NV	8,009	576,519
Wolters Kluwer NV	71,273	2,134,962

		92,058,429
NEW ZEALAND — 0.26%
Air New Zealand Ltd.	134,208	254,235
Argosy Property Ltd.	140,022	115,348
Auckland International Airport Ltd.	233,272	753,424
Chorus Ltd.[a]	101,318	194,872
Contact Energy Ltd.	95,554	490,326
Fisher & Paykel Healthcare Corp. Ltd.	141,443	637,514
Fletcher Building Ltd.	163,236	992,835
Freightways Ltd.	36,471	158,030
Genesis Energy Ltd.	118,320	192,364
Goodman Property Trust	211,034	180,739
Infratil Ltd.	127,203	291,744
Kathmandu Holdings Ltd.	60,715	88,575
Kiwi Property Group Ltd.	175,604	168,238
Meridian Energy Ltd.	318,042	442,049
Metlifecare Ltd.	31,575	110,002
Mighty River Power Ltd.	182,379	444,765
Nuplex Industries Ltd.	50,843	110,336
Precinct Properties New Zealand Ltd.	177,258	159,531
Ryman Healthcare Ltd.	94,058	563,205
Sky Network Television Ltd.	98,905	435,019
SKYCITY Entertainment Group Ltd.	143,593	409,584
Spark New Zealand Ltd.	450,462	1,078,920
Trade Me Group Ltd.	117,393	309,290
Warehouse Group Ltd. (The)	21,862	45,222
Xero Ltd.[a,b]	15,112	171,544
Z Energy Ltd.	54,505	195,821

		8,993,532

Security	Shares	Value
NORWAY — 0.80%
Akastor ASA[b]	35,989	$88,225
Aker ASA Class A	6,950	147,958
Aker Solutions ASA[a]	38,549	188,207
Archer Ltd.[a,b]	72,586	28,752
Atea ASA	22,545	249,433
Austevoll Seafood ASA	27,342	159,808
Bakkafrost P/F	11,112	230,828
BW LPG Ltd.[b,c]	19,455	120,463
BW Offshore Ltd.	96,245	92,017
Det norske oljeselskap ASA[a,b]	25,505	105,962
DNB ASA	233,911	3,389,227
DNO ASA[a,b]	145,968	320,167
Fred Olsen Energy ASA[b]	11,675	97,461
Gjensidige Forsikring ASA	49,693	836,712
Golden Ocean Group Ltd.[b]	116,957	72,614
Hoegh LNG Holdings Ltd.[a]	16,360	161,479
Kvaerner ASA	59,954	69,929
Leroey Seafood Group ASA	6,169	216,498
Marine Harvest ASA	75,838	993,169
Nordic Semiconductor ASA[a,b]	29,881	206,262
Norsk Hydro ASA	321,948	1,894,178
Norwegian Air Shuttle ASA[a,b]	7,259	284,722
Norwegian Property ASA[a]	95,226	127,779
Opera Software ASA[b]	31,011	410,119
Orkla ASA	192,874	1,420,954
Petroleum Geo-Services ASA[b]	55,543	301,131
Prosafe SE	63,587	169,828
REC Silicon ASA[a,b]	551,457	118,324
Salmar ASA	14,728	227,082
Schibsted ASA	18,434	1,189,214
Seadrill Ltd.[b]	92,060	978,149
Songa Offshore SEa	224,364	44,580
SpareBank 1 SMN	30,287	214,926
Statoil ASA	267,320	4,428,603
Stolt-Nielsen Ltd.[b]	8,821	138,851
Storebrand ASA[a]	113,608	343,001
Subsea 7 SA	65,595	557,733
Telenor ASA	178,909	3,838,793
TGS-NOPEC Geophysical Co. ASA[b]	24,793	574,201
Thin Film Electronics ASA[a,b]	104,027	81,606
Yara International ASA	42,477	2,207,017

		27,325,962

SCHEDULES OF INVESTMENTS	31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
PORTUGAL — 0.18%
Altri SGPS SA	39,671	$137,434
Banco BPI SAa,b,d	103,074	97,006
Banco Comercial Portugues SA Registered[a]	8,819,472	626,997
BANIF — Banco Internacional do Funchal SAa,b	11,010,002	74,545
CTT-Correios de Portugal SA	33,129	349,544
Energias de Portugal SA	558,222	2,127,260
Galp Energia SGPS SA Class B	90,374	954,965
Jeronimo Martins SGPS SAb	61,105	659,062
NOS SGPS	45,371	288,660
Portucel SA	31,708	128,525
Portugal Telecom SGPS SA Registered[b]	133,997	95,413
Redes Energeticas Nacionais SA	55,340	157,370
Semapa — Sociedade de Investimento e Gestao SGPS SA	14,803	173,893
Sonae SGPS SA	210,419	276,389

		6,147,063
SINGAPORE — 1.61%
Accordia Golf Trust[a,b]	217,200	123,601
AIMS AMP Capital Industrial REIT	152,475	165,648
ARA Asset Management Ltd.	178,300	224,012
Ascendas India Trust	238,200	150,514
Ascendas REIT	456,800	830,484
Ascott Residence Trust	181,000	169,215
Asian Pay Television Trust	309,000	207,812
Biosensors International Group Ltd.[a,b]	276,600	131,851
Boustead Singapore Ltd.	64,400	85,670
Cache Logistics Trust	263,600	230,852
Cambridge Industrial Trust[b]	362,000	181,923
CapitaCommercial Trust	484,800	634,170
CapitaLand Ltd.	628,000	1,615,136
CapitaMall Trust Management Ltd.	555,600	858,180
CapitaRetail China Trust	149,020	188,877
CDL Hospitality Trusts	161,800	215,239
Chip Eng Seng Corp. Ltd.	202,200	135,985
City Developments Ltd.	94,400	701,145
ComfortDelGro Corp. Ltd.	500,200	1,060,952
COSCO Corp. (Singapore) Ltd.[b]	210,200	83,887

Security	Shares	Value
CWT Ltd.	76,400	$94,858
DBS Group Holdings Ltd.	408,000	5,967,275
Ezion Holdings Ltd.[b]	306,040	287,245
Ezra Holdings Ltd.[b]	195,680	76,647
First REIT	159,800	155,300
First Resources Ltd.[b]	139,800	192,689
Frasers Centrepoint Trust[b]	136,800	209,279
Frasers Commercial Trust	165,800	181,962
Genting Singapore PLC	1,458,200	1,163,887
Global Logistic Properties Ltd.	755,800	1,413,180
GMG Global Ltd.[b]	1,595,400	75,460
Golden Agri-Resources Ltd.	1,601,400	497,072
GuocoLeisure Ltd.[b]	123,800	87,376
Ho Bee Land Ltd.[b]	35,000	53,544
Hong Leong Asia Ltd.	57,000	60,871
Hutchison Port Holdings Trust	1,324,400	946,946
Hyflux Ltd.[b]	219,200	154,708
Indofood Agri Resources Ltd.[b]	126,800	66,535
Jardine Cycle & Carriage Ltd.	25,000	781,539
Kenon Holdings Ltd.[a]	4,494	76,305
Keppel Corp. Ltd.	345,600	2,222,097
Keppel Land Ltd.	143,000	479,802
Keppel REIT	360,880	329,382
KrisEnergy Ltd.[a]	69,400	31,800
Lippo Malls Indonesia Retail Trust	740,800	194,357
M1 Ltd./Singapore	95,400	264,393
Mapletree Commercial Trust	324,000	362,767
Mapletree Greater China Commercial Trust	416,400	313,893
Mapletree Industrial Trust	255,600	289,016
Mapletree Logistics Trust	333,000	295,322
Midas Holdings Ltd.[b]	647,000	162,575
Neptune Orient Lines Ltd.[a,b]	241,200	180,040
Noble Group Ltd.	1,050,800	827,065
OSIM International Ltd.[b]	66,400	95,201
OUE Hospitality Trust[b]	241,700	167,016
OUE Ltd.[b]	14,000	22,763
Oversea-Chinese Banking Corp. Ltd.	687,400	5,283,394
Parkway Life REIT	95,400	171,327
Perennial China Retail Trust	74,000	29,259
Perennial Real Estate Holdings Ltd.[a,b]	173,271	133,817
Raffles Education Corp. Ltd.	350,000	85,360

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Raffles Medical Group Ltd.[b]	71,400	$209,488
Sabana Shari’ah Compliant Industrial REIT[b]	219,200	148,228
SATS Ltd.	156,800	343,011
SembCorp Industries Ltd.	232,200	739,622
SembCorp Marine Ltd.[b]	206,200	457,172
Singapore Airlines Ltd.	123,800	1,157,394
Singapore Exchange Ltd.	211,200	1,212,788
Singapore Post Ltd.	367,400	581,063
Singapore Press Holdings Ltd.[b]	268,000	818,003
Singapore Technologies Engineering Ltd.	365,000	906,363
Singapore Telecommunications Ltd.	1,884,000	5,680,822
SMRT Corp. Ltd.[b]	195,200	252,457
Soilbuild Business Space REIT[b]	302,600	174,435
Starhill Global REIT	307,000	188,316
StarHub Ltd.	128,800	397,889
Suntec REIT[b]	540,200	750,555
Super Group Ltd.[b]	121,400	99,589
Tat Hong Holdings Ltd.[b]	90,400	49,439
Tiger Airways Holdings Ltd.[a,b]	572,289	141,687
United Engineers Ltd.	98,400	221,075
United Overseas Bank Ltd.	305,100	5,226,678
UOL Group Ltd.	106,400	567,739
Vard Holdings Ltd.[a,b]	199,200	74,345
Venture Corp. Ltd.[b]	52,000	312,438
Wheelock Properties (Singapore) Ltd.	51,000	70,671
Wilmar International Ltd.	420,400	1,000,435
Wing Tai Holdings Ltd.	76,400	103,327
Yangzijiang Shipbuilding Holdings Ltd.	457,800	419,534
Yanlord Land Group Ltd.[b]	129,800	96,887
Ying Li International Real Estate Ltd.[a,b]	645,000	119,171

		54,999,098
SPAIN — 3.21%
Abengoa SA Class B	116,230	342,327
Abertis Infraestructuras SA	102,868	2,016,334
Acciona SAa,b	7,126	510,223
Acerinox SA	33,767	502,978
ACS Actividades de Construccion y Servicios SA	45,928	1,599,396
Almirall SAa	18,966	331,092

Security	Shares	Value
Amadeus IT Holding SA Class A	102,287	$4,108,004
Applus Services SAa	21,727	227,526
Atresmedia Corporacion de Medios de Comunicacion SA	19,641	288,574
Axia Real Estate SOCIMI SAa	9,962	124,894
Banco Bilbao Vizcaya Argentaria SA	1,431,965	12,280,851
Banco de Sabadell SA	846,078	2,142,475
Banco Popular Espanol SA	438,568	1,857,863
Banco Popular Espanol SA New	1,788	7,574
Banco Santander SA	3,288,536	22,117,260
Bankia SAa	1,141,488	1,494,211
Bankinter SA	171,860	1,196,388
Bolsas y Mercados Espanoles	1,895	77,956
CaixaBank SA	551,387	2,404,231
Cia. de Distribucion Integral Logista Holdings SAU[a]	10,278	188,355
Construcciones y Auxiliar de Ferrocarriles SAb	625	209,786
Corporacion Financiera Alba SA	4,548	217,348
Distribuidora Internacional de Alimentacion SA	161,238	1,045,843
Duro Felguera SA	36,725	147,535
Ebro Foods SA	22,029	374,620
Enagas SA	12,699	402,678
Ence Energia y Celulosa SA	58,262	174,226
Faes Farma SA	83,794	170,676
Faes Farma SA New	2,768	5,638
Ferrovial SA	107,542	2,134,042
Fomento de Construcciones y Contratas SAa,b	33,241	412,244
Gamesa Corporacion Tecnologica SAa	61,947	616,414
Gas Natural SDG SA	90,343	2,120,510
Grifols SA	37,460	1,574,623
Grupo Catalana Occidente SA	13,156	376,343
Hispania Activos Inmobiliarios SAU[a]	14,679	196,621
Iberdrola SA	1,240,078	8,575,318
Inditex SA	261,464	7,711,109
Indra Sistemas SAb	29,634	303,071
Inmobiliaria Colonial SAa	514,574	348,403
International Consolidated Airlines Group SAa	257,509	2,106,749
Jazztel PLC[a]	57,063	808,129

SCHEDULES OF INVESTMENTS	33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Liberbank SAa,b	415,302	$292,905
Mapfre SA	255,568	860,861
Mediaset Espana Comunicacion SAa	52,727	642,300
Melia Hotels International SAb	18,195	209,120
Merlin Properties SOCIMI SAa,b	39,672	475,435
NH Hotel Group SAa,b	55,384	274,367
Obrascon Huarte Lain SAb	12,436	287,615
Pescanova SAa	498	—
Promotora de Informaciones SAa	347,076	92,040
Prosegur Compania de Seguridad SAb	77,988	433,868
Red Electrica Corporacion SA	7,050	601,123
Repsol SA	248,768	4,403,130
Sacyr SAa,b	90,460	335,229
Tecnicas Reunidas SA	8,447	328,521
Telefonica SA	1,003,925	15,072,962
Tubacex SA	34,896	102,187
Tubos Reunidos SA	48,485	86,994
Viscofan SA	11,927	689,775
Zardoya Otis SA	49,872	567,846
Zeltia SAa,b	61,278	208,831

		109,815,547
SWEDEN — 3.24%
AAK AB	6,311	343,226
AF AB	17,770	272,808
Alfa Laval AB	75,721	1,407,792
Arcam ABa,b	4,009	86,505
Assa Abloy AB Class B	80,181	4,383,933
Atlas Copco AB Class A	158,419	4,697,542
Atlas Copco AB Class B	97,531	2,672,760
Avanza Bank Holding AB	6,273	207,016
Axfood AB	4,598	279,300
Axis Communications ABb	11,037	296,190
Betsson AB	9,175	344,155
Bilia AB	4,999	151,980
Billerud AB	43,179	657,671
BioGaia AB Class B	5,677	123,526
Boliden AB	66,162	1,038,124
Castellum AB	36,858	580,108
Clas Ohlson AB Class B	9,460	146,375
Com Hem Holding ABa	26,988	208,956
Duni AB	8,285	122,686
Electrolux AB Class B	58,121	1,800,726
Elekta AB Class Bb	89,575	961,536

Security	Shares	Value
Fabege AB	33,322	$455,977
Fastighets AB Balder Class Ba	22,714	329,214
Fingerprint Cards ABa,b	16,881	64,484
Getinge AB Class B	48,001	1,185,453
Hemfosa Fastigheter ABa	16,618	357,573
Hennes & Mauritz AB Class B	225,577	9,298,546
Hexagon AB Class B	61,165	1,940,878
Hexpol AB	6,005	603,589
HIQ International AB	26,117	135,440
Holmen AB Class B	10,842	391,481
Hufvudstaden AB Class A	26,087	342,152
Husqvarna AB Class B	101,301	704,121
ICA Gruppen AB	18,203	700,399
Industrial & Financial Systems Class B	5,126	158,010
Industrivarden AB Class C	35,741	637,704
Indutrade AB	8,576	349,781
Intrum Justitia AB	20,264	540,132
Investment AB Kinnevik	56,990	1,707,127
Investor AB Class B	109,947	4,011,146
JM AB	19,624	647,376
Klovern AB Class A	10,452	10,929
Klovern AB Class Ba	121,212	120,883
Kungsleden AB	42,674	327,569
LE Lundbergfortagen AB	9,532	417,809
Lindab International ABa	16,044	133,143
Loomis AB Class B	15,752	466,517
Lundin Petroleum ABa	52,992	687,987
Meda AB Class A	61,737	870,928
Medivir ABa,b	9,450	112,235
Mekonomen AB	5,757	135,357
Millicom International Cellular SA SDR	15,731	1,004,052
Modern Times Group MTG AB	15,014	425,422
NCC AB Class B	21,131	684,319
Net Entertainment NE ABa	9,897	314,050
Nibe Industrier AB Class B	20,825	529,659
Nobia AB	29,948	260,112
Nordea Bank AB	721,482	9,183,743
Nordnet AB	26,285	88,332
Oriflame Cosmetics SA SDR[b]	13,311	178,768
Peab AB	48,502	348,853
Qliro Group ABa	29,075	56,235
Ratos AB Class Bb	49,013	306,611
Rezidor Hotel Group ABa	26,362	98,788

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Saab AB Class B	15,997	$390,234
Sandvik AB	256,484	2,691,199
Securitas AB	74,745	911,673
Skandinaviska Enskilda Banken AB Class A	363,167	4,385,688
Skanska AB Class B	89,854	1,993,147
SKF AB Class B	94,951	2,243,945
SSAB AB Class Aa,b	71,069	345,876
SSAB AB Class Ba	26,386	113,838
Svenska Cellulosa AB Class B	137,712	3,332,742
Svenska Handelsbanken AB Class A	118,550	5,629,099
Swedbank AB Class A	215,721	5,231,054
Swedish Match AB	48,517	1,580,588
Swedish Orphan Biovitrum ABa	41,096	431,455
Tele2 AB Class B	74,594	844,457
Telefonaktiebolaget LM Ericsson Class B	724,854	8,841,125
TeliaSonera AB	559,025	3,449,791
Trelleborg AB Class B	58,741	1,063,700
Unibet Group PLC SDR	6,424	382,453
Volvo AB Class B	367,725	4,307,376
Wallenstam AB Class B	20,844	345,449
Wihlborgs Fastigheter AB	18,102	354,493

		110,975,181
SWITZERLAND — 8.64%
ABB Ltd. Registered	519,585	10,001,468
Actelion Ltd. Registered	24,681	2,736,223
Adecco SA Registered	40,235	3,013,088
AFG Arbonia-Forster Holding AG Registered[a,b]	6,442	115,179
Allreal Holding AG Registered	3,131	491,744
Aryzta AG	20,651	1,552,108
Ascom Holding AG Registered	14,195	218,313
Baloise Holding AG Registered	11,187	1,459,095
Banque Cantonale Vaudoise Registered	473	275,816
Barry Callebaut AG Registered	470	468,442
Basilea Pharmaceutica Registered[a]	2,569	297,374
BKW AG	4,178	124,879
Bossard Holding AG	1,983	205,186
Bucher Industries AG Registered	1,768	434,289
Burckhardt Compression Holding AG	815	252,016

Security	Shares	Value
Cembra Money Bank AG	6,139	$373,658
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	193	1,006,063
Chocoladefabriken Lindt & Sprugli AG Registered	23	1,447,046
Clariant AG Registered	70,074	1,127,216
Compagnie Financiere Richemont SA Class A Bearer	123,593	10,283,185
Cosmo Pharmaceuticals SpA	1,244	186,590
Credit Suisse Group AG Registered	362,981	7,673,475
Daetwyler Holding AG Bearer	1,928	229,881
Dufry AG Registered[a,b]	6,994	1,030,799
EFG International AGa	17,833	192,663
Emmi AG	642	210,034
EMS-Chemie Holding AG Registered	1,986	768,454
Flughafen Zurich AG Registered	919	625,286
Forbo Holding AG Registered	315	305,910
Galenica Holding AG Registered	1,037	834,627
GAM Holding AG	41,481	734,895
Gategroup Holding AGa	8,558	237,193
Geberit AG Registered	8,956	3,068,237
Georg Fischer AG Registered	1,032	618,606
Givaudan SA Registered	2,142	3,913,594
Helvetia Holding AG Registered	1,537	784,329
Holcim Ltd. Registered	54,206	3,797,160
Huber & Suhner AG Registered	4,184	186,223
Implenia AG Registered[a]	4,903	267,785
Inficon Holding AG Registered	529	177,090
Intershop Holdings AG Bearer	442	177,751
Julius Baer Group Ltd.	53,664	2,193,105
Kaba Holding AG Class B Registered	907	455,447
Komax Holding AG Registered	1,430	215,265
Kudelski SA Bearer	12,501	143,346
Kuehne & Nagel International AG Registered	12,473	1,716,300
Kuoni Reisen Holding AG Class B Registered	1,014	339,451
Leonteq AG	1,090	240,261
Logitech International SA Registered	38,427	565,932
Lonza Group AG Registered	12,702	1,507,590

SCHEDULES OF INVESTMENTS	35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Meyer Burger Technology AGa,b	25,785	$160,307
Mobilezone Holding AG Bearer[a]	21,485	256,872
Mobimo Holding AG Registered	1,858	428,932
Nestle SA Registered	765,014	58,578,595
Novartis AG Registered	546,325	53,531,002
OC Oerlikon Corp. AG Registered	46,775	533,816
Orascom Development Holding AGa,b	3,897	66,711
Panalpina Welttransport Holding AG Registered	3,198	391,039
Pargesa Holding SA Bearer	6,898	498,578
Partners Group Holding AG	4,279	1,146,896
PSP Swiss Property AG Registered	9,287	958,427
Rieter Holding AG Registered	1,082	156,764
Roche Holding AG Genusschein	166,913	45,100,344
Schindler Holding AG Participation Certificates	10,950	1,625,749
Schindler Holding AG Registered	4,361	635,155
Schmolz + Bickenbach AG Registered[a]	160,573	143,112
Schweiter Technologies AG Bearer	261	199,995
SFS Group AGa	2,632	171,929
SGS SA Registered	1,277	2,428,944
Siegfried Holding AG Registered[a]	1,355	225,625
Sika AG Bearer	479	1,641,006
Sonova Holding AG Registered	12,692	1,670,563
St Galler Kantonalbank AG Registered	422	159,961
Straumann Holding AG Registered	2,488	562,744
Sulzer AG Registered	5,779	613,985
Swatch Group AG (The) Bearer	7,162	2,856,082
Swatch Group AG (The) Registered	11,788	863,552
Swiss Life Holding AG Registered	7,497	1,675,325
Swiss Prime Site AG Registered	12,596	1,092,507
Swiss Re AG	83,346	7,527,909
Swisscom AG Registered	5,408	3,171,149
Swissquote Group Holding SA Registered	4,440	115,820
Syngenta AG Registered	21,910	7,125,126

Security	Shares	Value
Tecan AG Registered	3,144	$316,946
Temenos Group AG Registered[a]	15,503	472,647
Transocean Ltd.[b]	85,155	1,340,193
U-Blox AG	1,889	270,605
UBS Group AG	869,254	14,540,317
Valiant Holding AG Registered	4,114	335,362
Valora Holding AG Registered[b]	875	211,320
Vetropack Holding AG Bearer	75	108,907
Vontobel Holding AG Registered	7,471	249,696
Zehnder Group AG Bearer	4,346	188,946
Zurich Insurance Group AGa	35,214	11,688,882

		295,318,009
UNITED KINGDOM — 20.83%
3i Group PLC	231,511	1,597,016
888 Holdings PLC	68,025	144,311
Abcam PLC	57,477	372,923
Aberdeen Asset Management PLC	218,803	1,438,371
Admiral Group PLC	45,948	999,255
Advanced Computer Software Group PLC	127,824	266,371
Advanced Medical Solutions Group PLC	74,906	148,221
Afren PLC[a,b]	245,372	19,532
Aggreko PLC	60,633	1,415,146
Al Noor Hospitals Group PLC	11,107	151,469
Alent PLC	55,400	304,115
Amec Foster Wheeler PLC	90,170	1,080,025
Amerisur Resources PLC[a,b]	220,009	112,347
Amlin PLC	120,369	881,133
Anglo American PLC	331,230	5,536,892
Anglo Pacific Group PLC	43,524	55,563
Antofagasta PLC	92,026	898,390
ARM Holdings PLC	334,969	5,237,169
Ashmore Group PLC[b]	85,632	360,882
Ashtead Group PLC	120,248	1,964,934
ASOS PLC[a,b]	13,058	538,737
Associated British Foods PLC	84,988	3,960,779
AstraZeneca PLC	300,377	21,397,400
Avanti Communications Group PLC[a,b]	32,316	105,322
AVEVA Group PLC	15,852	312,601
Aviva PLC	701,781	5,565,148
Babcock International Group PLC	59,532	899,476
BAE Systems PLC	748,855	5,707,882

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Balfour Beatty PLC	169,650	$565,650
Bank of Georgia Holdings PLC	10,317	314,706
Barclays PLC	3,894,924	13,697,281
Barratt Developments PLC	234,264	1,612,840
BBA Aviation PLC	110,084	561,313
Beazley PLC	127,177	552,202
Bellway PLC	29,158	798,774
Berendsen PLC	41,477	693,959
Berkeley Group Holdings PLC (The)	30,481	1,109,236
Betfair Group PLC	17,108	414,196
BG Group PLC	812,086	10,817,275
BHP Billiton PLC	498,873	10,811,788
Big Yellow Group PLC	40,543	372,047
Bodycote PLC	47,902	489,219
boohoo.com PLC[a]	188,653	67,293
Booker Group PLC	360,986	810,537
Bovis Homes Group PLC	33,913	423,261
BP PLC	4,375,194	27,891,063
Brewin Dolphin Holdings PLC	79,894	352,059
Brit PLC[c]	28,403	116,714
British American Tobacco PLC	444,665	25,057,456
British Land Co. PLC (The)	220,271	2,744,195
Britvic PLC	60,058	635,467
BT Group PLC	1,930,804	12,118,581
BTG PLC[a]	90,729	1,077,864
Bunzl PLC	76,530	2,180,420
Burberry Group PLC	104,357	2,709,928
Bwin.Party Digital Entertainment PLC[a]	201,068	322,217
Cable & Wireless Communications PLC	668,116	501,722
Cairn Energy PLC[a]	151,200	436,008
Cape PLC	42,639	134,483
Capita PLC	154,713	2,597,825
Capital & Counties Properties PLC	175,567	1,014,393
Card Factory PLC[a]	32,201	132,997
Carillion PLC	102,294	526,201
Carnival PLC	42,695	1,921,786
Catlin Group Ltd.	84,701	886,671
Centamin PLC	280,110	281,447
Centrica PLC	1,211,155	5,344,323
Chemring Group PLC	61,872	201,184
Chesnara PLC	41,093	216,783

Security	Shares	Value
Cineworld Group PLC	52,841	$337,288
Clinigen Healthcare Ltd.[a]	18,958	146,636
Close Brothers Group PLC	37,529	857,309
Cobham PLC	267,487	1,312,481
Coca-Cola HBC AG	44,614	717,632
COLT Group SAa	91,397	181,607
Compass Group PLC	391,944	6,775,488
Crest Nicholson Holdings PLC	56,872	351,060
Croda International PLC	32,208	1,285,276
CSR PLC	42,103	540,655
Daily Mail & General Trust PLC Class A NVS	69,617	900,766
Dairy Crest Group PLC	39,430	289,349
Dart Group PLC	35,216	152,458
DCC PLC	19,698	1,043,739
De La Rue PLC	24,911	193,991
Debenhams PLC	306,410	346,299
Derwent London PLC	22,124	1,081,573
Devro PLC	47,351	200,193
Diageo PLC	595,983	17,633,613
Dialight PLC	9,171	96,417
Dignity PLC	13,552	378,580
Diploma PLC	31,712	360,308
Direct Line Insurance Group PLC	351,540	1,649,932
Dixons Carphone PLC	232,425	1,518,495
Domino Printing Sciences PLC	29,116	298,453
Domino’s Pizza Group PLC	41,965	424,804
Drax Group PLC	98,044	530,845
DS Smith PLC	224,037	1,066,309
Dunelm Group PLC	24,061	317,827
easyJet PLC	38,728	1,083,044
Electrocomponents PLC	107,900	331,889
Elementis PLC	113,358	470,578
EnQuest PLC[a]	253,520	129,459
Enterprise Inns PLC[a]	134,956	209,582
Entertainment One Ltd.	55,978	232,043
Essentra PLC	61,430	765,773
esure Group PLC	79,841	276,520
Evraz PLC	88,852	227,393
Experian PLC	235,488	4,148,661
Faroe Petroleum PLC[a,b]	67,985	66,114
Fenner PLC	54,694	152,790
Fidessa Group PLC	9,995	360,276
FirstGroup PLC[a]	293,444	438,961
Foxtons Group PLC	68,596	197,549

SCHEDULES OF INVESTMENTS	37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Fresnillo PLC	57,137	$771,469
Friends Life Group Ltd.	335,174	2,005,538
G4S PLC	368,211	1,577,203
Galliford Try PLC	22,076	436,332
Gem Diamonds Ltd.[a]	37,084	78,532
Genus PLC	20,301	373,199
GKN PLC	379,218	2,099,353
GlaxoSmithKline PLC	1,153,110	25,406,337
Glencore PLC[a]	2,516,406	9,406,906
Go-Ahead Group PLC	11,041	410,748
Grafton Group PLC Units	53,957	542,550
Grainger PLC	118,593	345,365
Great Portland Estates PLC	81,364	959,886
Greencore Group PLC	104,833	485,257
Greene King PLC	48,064	606,735
Greggs PLC	27,281	336,391
Gulf Keystone Petroleum Ltd.[a,b]	225,018	154,614
GW Pharmaceuticals PLC[a,b]	47,497	288,732
Halfords Group PLC	46,839	312,343
Halma PLC	87,817	918,631
Hammerson PLC	171,696	1,775,437
Hansteen Holdings PLC	212,929	360,732
Hargreaves Lansdown PLC	58,223	884,071
Hargreaves Services PLC	15,771	137,382
Hays PLC	349,324	814,257
Helical Bar PLC	35,221	201,808
HellermannTyton Group PLC	59,012	280,071
Henderson Group PLC	263,051	939,887
Hikma Pharmaceuticals PLC	36,320	1,287,357
Hiscox Ltd.[b]	77,563	855,633
Home Retail Group PLC	197,090	568,930
Homeserve PLC	74,952	379,813
Howden Joinery Group PLC	158,593	1,012,073
HSBC Holdings PLC	4,560,018	41,749,639
Hunting PLC	34,242	204,529
ICAP PLC	133,103	934,767
IG Group Holdings PLC	88,606	960,819
Imagination Technologies Group PLC[a,b]	55,683	204,894
IMI PLC	63,757	1,221,855
Imperial Tobacco Group PLC	228,675	10,729,288
Inchcape PLC	96,747	1,012,045
Indivior PLC[a]	154,026	402,517
Informa PLC	149,156	1,146,970
Inmarsat PLC	100,038	1,253,061

Security	Shares	Value
Innovation Group PLC	386,369	$169,734
InterContinental Hotels Group PLC	55,693	2,226,639
Intermediate Capital Group PLC	98,244	727,435
International Personal Finance PLC	62,831	410,964
Interserve PLC	37,739	303,523
Intertek Group PLC	38,386	1,321,959
Intu Properties PLC	194,939	1,068,643
Investec PLC	131,737	1,107,993
ITE Group PLC	77,048	151,302
ITV PLC	918,842	3,036,021
J Sainsbury PLC[b]	296,988	1,139,203
JD Wetherspoon PLC	22,654	269,130
John Menzies PLC	19,407	108,210
John Wood Group PLC	88,930	762,651
Johnson Matthey PLC	47,900	2,345,997
Jupiter Fund Management PLC	92,591	527,603
Just Eat PLC[a]	51,638	276,484
KAZ Minerals PLC[a,b]	72,820	219,612
Kcom Group PLC	167,075	208,272
Keller Group PLC	19,396	260,139
Kier Group PLC	13,936	327,771
Kingfisher PLC	556,760	2,866,487
Ladbrokes PLC	229,865	401,162
Laird PLC	70,350	336,840
Lancashire Holdings Ltd.[b]	48,599	445,609
Land Securities Group PLC	182,825	3,498,213
Legal & General Group PLC	1,406,540	5,659,343
Lloyds Banking Group PLC[a]	13,567,547	15,028,117
London Stock Exchange Group PLC	54,276	1,927,881
LondonMetric Property PLC	153,707	368,210
Lonmin PLC[a]	114,981	282,175
Lookers PLC	92,690	208,469
Majestic Wine PLC[b]	23,953	121,236
Man Group PLC	420,102	1,130,665
Marks & Spencer Group PLC	386,994	2,815,461
Marston’s PLC	122,443	269,409
Meggitt PLC	187,298	1,516,223
Melrose Industries PLC	250,900	998,591
Merlin Entertainments PLC[c]	119,946	726,893
Michael Page International PLC	70,442	493,013
Micro Focus International PLC	32,770	517,766
Mitchells & Butlers PLC[a]	51,597	330,510

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Mitie Group PLC	87,830	$356,030
Mondi PLC	86,486	1,544,432
Moneysupermarket.com Group PLC	118,241	467,052
Monitise PLC[a,b]	449,921	87,846
Morgan Advanced Materials PLC	75,043	343,193
N Brown Group PLC	39,035	253,795
National Express Group PLC	110,268	423,138
National Grid PLC	895,972	12,588,658
Next PLC	36,403	3,955,641
Northgate PLC	36,056	333,580
Ocado Group PLC[a,b]	119,200	735,799
Old Mutual PLC	1,152,578	3,604,062
Ophir Energy PLC[a,b]	126,353	254,861
Optimal Payments PLC[a]	44,823	231,916
Oxford Instruments PLC	15,109	168,944
Pace PLC	76,279	383,100
Paragon Group of Companies PLC (The)	77,944	482,538
Pearson PLC	193,577	3,927,809
Pennon Group PLC	88,306	1,178,389
Persimmon PLC[a]	72,316	1,729,094
Petra Diamonds Ltd.[a]	97,657	224,993
Petrofac Ltd.	61,205	648,982
Pets at Home Group PLC	59,104	192,183
Phoenix Group Holdings[b]	45,054	567,723
Playtech Ltd.	47,357	482,942
Poundland Group PLC	38,420	203,807
Premier Farnell PLC	97,444	247,334
Premier Foods PLC[a]	220,737	144,213
Premier Oil PLC	131,830	286,302
Primary Health Properties PLC	34,789	196,197
Provident Financial PLC	35,133	1,391,447
Prudential PLC	609,005	14,817,573
QinetiQ Group PLC	156,201	438,934
Quindell PLC[b]	118,968	150,983
Quintain Estates and Development PLC[a]	145,764	210,713
Randgold Resources Ltd.	22,051	1,882,782
Reckitt Benckiser Group PLC	154,026	13,023,978
Redefine International PLC	201,361	164,368
Redrow PLC	65,262	277,388
Reed Elsevier PLC	271,366	4,711,449
Regus PLC	157,169	476,825
Renishaw PLC	8,617	300,252

Security	Shares	Value
Rentokil Initial PLC	434,886	$789,665
Restaurant Group PLC (The)	51,007	551,191
Rexam PLC	159,882	1,020,539
Rightmove PLC	23,776	830,596
Rio Tinto PLC	302,180	13,274,947
Rockhopper Exploration PLC[a,b]	122,456	95,177
Rolls-Royce Holdings PLC	447,631	5,993,530
Rotork PLC	20,510	710,032
Royal Bank of Scotland Group PLC[a]	596,235	3,245,240
Royal Dutch Shell PLC Class A	935,187	28,343,980
Royal Dutch Shell PLC Class B	580,235	18,339,777
Royal Mail PLC	153,810	1,004,882
RPC Group PLC	59,577	485,422
RPS Group PLC	67,431	184,725
RSA Insurance Group PLC[a]	242,081	1,651,751
SABMiller PLC	229,490	12,496,054
Sage Group PLC (The)	258,736	1,866,037
Salamander Energy PLC[a]	80,701	84,237
Savills PLC	32,414	355,870
Schroders PLC	29,515	1,284,643
SDL PLC[a]	27,515	175,527
SEGRO PLC	167,649	1,038,391
Senior PLC	105,401	490,102
Serco Group PLC	131,376	304,652
Severn Trent PLC	56,177	1,815,691
Shaftesbury PLC	62,994	736,071
Shanks Group PLC	126,594	187,280
Shire PLC	140,554	10,246,704
SIG PLC	153,221	424,576
Sky PLC	242,706	3,382,748
Smith & Nephew PLC	212,756	3,805,702
Smiths Group PLC	92,286	1,562,072
SOCO International PLC[a]	48,543	191,891
Spectris PLC	27,427	860,926
Speedy Hire PLC	163,181	178,297
Spirax-Sarco Engineering PLC	17,070	781,942
Spire Healthcare Group PLC[a,c]	42,679	205,760
Spirent Communications PLC	166,856	223,661
Spirit Pub Co. PLC	180,186	310,403
Sports Direct International PLC[a]	65,001	694,602
SSE PLC	230,803	5,577,489
SSP Group PLC[a]	61,820	259,230
St James’s Place PLC	125,486	1,617,051
St. Modwen Properties PLC	52,112	327,313

SCHEDULES OF INVESTMENTS	39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
Stagecoach Group PLC	103,619	$532,550
Standard Chartered PLC	585,110	7,800,904
Standard Life PLC	564,091	3,414,251
Stobart Group Ltd.	89,159	142,277
Stock Spirits Group PLC	55,198	163,939
SuperGroup PLC[a]	11,276	162,580
SVG Capital PLC[a]	57,594	376,537
Synergy Health PLC	14,526	472,330
Synthomer PLC	77,441	282,979
TalkTalk Telecom Group PLC	123,271	589,488
Tate & Lyle PLC	112,011	1,140,595
Taylor Wimpey PLC	770,824	1,567,527
Ted Baker PLC	6,688	238,361
Telecity Group PLC	52,818	683,802
Telecom plus PLC	19,076	312,001
Tesco PLC	1,935,879	6,534,602
Thomas Cook Group PLC[a]	356,974	687,867
Travis Perkins PLC	57,773	1,667,706
TSB Banking Group PLC[a,b,c]	59,104	237,278
TT electronics PLC	57,495	95,419
TUI AGa	62,663	1,106,506
TUI AG New[a]	44,650	769,847
Tullett Prebon PLC	63,027	316,923
Tullow Oil PLC	217,662	1,193,209
UBM PLC	101,881	810,215
UDG Healthcare PLC	62,322	365,888
Ultra Electronics Holdings PLC	16,382	430,326
Unilever PLC	303,507	13,356,035
UNITE Group PLC (The)	49,660	365,389
United Utilities Group PLC	160,894	2,481,713
Vectura Group PLC[a]	107,643	245,333
Vedanta Resources PLC	21,814	122,335
Vesuvius PLC	52,588	347,521
Victrex PLC	19,972	617,617
Vodafone Group PLC	6,290,408	22,154,547
W.S. Atkins PLC	25,735	485,848
Weir Group PLC (The)	50,261	1,268,182
WH Smith PLC	30,369	615,751
Whitbread PLC	42,494	3,194,279
William Hill PLC	210,352	1,191,364
Wm Morrison Supermarkets PLC	504,879	1,364,142
Wolseley PLC	61,653	3,576,084
Workspace Group PLC	29,746	352,937
WPP PLC	315,749	6,952,118
Xaar PLC	30,795	142,338

Security	Shares	Value
Xchanging PLC	81,893	$193,102
Zeal Network SE	2,045	85,973
Zoopla Property Group PLC[b,c]	59,908	161,957

		712,278,397

TOTAL COMMON STOCKS (Cost: $3,435,366,663)		3,387,608,956

PREFERRED STOCKS — 0.58%

GERMANY — 0.57%
Bayerische Motoren Werke AG	12,418	1,053,084
Biotest AG	1,986	243,272
Draegerwerk AG & Co. KGaA	1,843	185,803
Fuchs Petrolub SE	17,247	710,377
Henkel AG & Co. KGaA	42,218	4,840,317
Jungheinrich AG	4,318	261,954
Porsche Automobil Holding SE	35,996	3,024,543
Sartorius AG	2,360	302,267
Sixt SE	4,012	124,253
STO SE & Co. KGaA	647	94,914
Volkswagen AG	38,063	8,517,422

		19,358,206
ITALY — 0.01%
Unipol Gruppo Finanziario SpA	71,129	363,282

		363,282

TOTAL PREFERRED STOCKS (Cost: $19,622,721)		19,721,488

RIGHTS — 0.01%

SPAIN — 0.01%
ACS Actividades de Construccion y Servicios SAa	45,928	23,323
Banco Santander SAa	2,925,265	445,637

		468,960
SWITZERLAND — 0.00%
Cosmo Pharmaceuticals SpA[a]	1,244	—

		—

TOTAL RIGHTS (Cost: $526,864)		468,960

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2015

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.61%

MONEY MARKET FUNDS — 1.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[e,f,g]	46,381,285	$46,381,285
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,f,g]	2,790,062	2,790,062
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	5,726,959	5,726,959

		54,898,306

TOTAL SHORT-TERM INVESTMENTS (Cost: $54,898,306)		54,898,306

TOTAL INVESTMENTS IN SECURITIES — 101.26% (Cost: $3,510,414,554)		3,462,697,710
Other Assets, Less Liabilities — (1.26)%		(42,986,347)

NET ASSETS — 100.00%		$3,419,711,363

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of January 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI EAFE E-Mini	119	Mar. 2015	NYSE LIFFE	$10,511,270	$(65,614)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.00%

AUSTRIA — 0.42%
ams AG	3,440	$135,349
Andritz AG	3,182	172,355
CA Immobilien Anlagen AG	4,730	95,836
Erste Group Bank AG	11,610	251,873
IMMOFINANZ AGa	42,312	96,640
Mayr-Melnhof Karton AG	774	79,848
Oesterreichische Post AG	1,978	97,988
OMV AG	6,622	164,958
Raiffeisen International Bank Holding AGb	5,074	59,548
Schoeller-Bleckmann Oilfield Equipment AG	774	45,671
UNIQA Insurance Group AG	6,450	54,589
Vienna Insurance Group AG	2,064	87,610
Voestalpine AG	4,730	168,400
Wienerberger AG	5,762	81,439

		1,592,104
BELGIUM — 2.12%
Ackermans & van Haaren NV	617	73,281
Ageas	9,546	326,720
Agfa-Gevaert NVa	9,546	22,288
Anheuser-Busch InBev NV	32,938	4,017,958
Befimmo SA	1,720	131,188
Belgacom SA	6,450	240,154
bpost SA	3,526	92,788
Cofinimmo SA	1,118	136,569
Colruyt SA	3,268	150,701
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	4,300	357,278
Econocom Group SA/NV	1,720	14,068
Elia System Operator SA	3,010	132,078
Euronav SAa	2,838	33,274
EVS Broadcast Equipment SA	688	23,190
Fagron	1,892	77,224
Groupe Bruxelles Lambert SA	3,612	299,298
Intervest Offices & Warehouses NV	516	13,451
Ion Beam Applications SAa	1,032	20,234
KBC Ancora SCA[a]	1,074	32,256
KBC Groep NVa	10,148	546,409
Mobistar SAa	1,204	26,711
NV Bekaert SA	2,322	70,105
Nyrstar NVa	10,750	40,384

Security	Shares	Value
Ontex Group NVa	946	$24,537
RHJ International SAa	2,841	14,908
Solvay SA	2,494	340,818
Telenet Group Holding NVa	2,494	138,480
ThromboGenics NVa	1,290	10,110
UCB SA	4,902	381,519
Umicore SA	4,644	194,345

		7,982,324
DENMARK — 2.46%
A.P. Moeller-Maersk A/S Class A	172	337,643
A.P. Moeller-Maersk A/S Class B	258	523,282
Bavarian Nordic A/Sa	860	26,529
Carlsberg A/S Class B	4,386	322,456
Christian Hansen Holding A/S	4,558	189,384
Coloplast A/S Class B	4,730	373,200
Danske Bank A/S	26,918	698,157
DSV A/S	7,912	249,225
FLSmidth & Co. A/S	2,236	94,634
Genmab A/Sa	2,236	150,086
GN Store Nord A/S	7,396	165,928
ISS A/Sa	2,236	66,027
Jyske Bank A/S Registered[a]	3,268	148,070
NKT Holding A/S	1,548	79,525
Novo Nordisk A/S Class B	81,872	3,667,355
Novozymes A/S Class B	10,062	458,951
Pandora A/S	4,816	345,090
Rockwool International A/S Class B	516	55,300
Royal Unibrew A/Sa	602	102,662
SimCorp A/S	2,752	79,887
Spar Nord Bank AS	8,084	72,913
Sydbank A/Sa	3,956	111,540
TDC A/S	34,572	255,901
Topdanmark A/Sa	4,730	158,314
Tryg A/S	946	110,849
Vestas Wind Systems A/Sa	9,288	363,951
William Demant Holding A/Sa	1,118	84,720

		9,291,579
FINLAND — 1.44%
Amer Sports OYJ Class A	4,300	81,907
Cargotec Corp. OYJ Class B	548	17,550
Caverion Corp.	7,998	74,730
Citycon OYJ	22,618	76,723
Elisa OYJ	5,590	148,680
Fortum OYJ	17,888	381,510
Huhtamaki OYJ	3,182	87,219

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2015

Security	Shares	Value
Kemira OYJ	5,504	$62,979
Kesko OYJ Class B	2,494	91,101
Kone OYJ Class B	12,384	558,290
Konecranes OYJ	800	24,384
Metso OYJ	4,386	133,237
Neste Oil OYJ[b]	5,332	147,414
Nokia OYJ	153,166	1,183,091
Nokian Renkaat OYJ	4,300	106,218
Orion OYJ Class B	4,042	133,232
Outokumpu OYJ[a,b]	9,295	50,368
Outotec OYJ	7,740	44,763
Sampo OYJ	17,372	841,380
Sanitec OYJ	1,204	13,827
Sponda OYJ	16,082	74,043
Stora Enso OYJ Class R	20,296	197,195
Tieto OYJ	3,096	76,057
UPM-Kymmene OYJ	20,726	364,623
Uponor OYJ	4,386	66,817
Valmet OYJ	7,396	95,145
Wartsila OYJ Abp	5,848	271,424
YIT OYJ	2,496	14,548

		5,418,455
FRANCE — 13.97%
ABC Arbitrage	2,322	12,472
Accor SA	6,966	348,429
Aeroports de Paris	1,376	165,212
Air France-KLM[a]	3,526	31,223
Airbus Group NV	24,166	1,287,150
Alcatel-Lucent[a]	116,100	405,355
ALSTOM[a]	8,944	293,904
ALTEN	1,720	72,106
Altran Technologies SA	8,858	78,537
APERAM SAa	1,220	31,995
ArcelorMittal	41,624	397,512
Arkema SA	2,618	187,597
Atos SA	3,354	248,209
AXA SA	73,530	1,730,443
Belvedere SAa	946	10,718
BNP Paribas SA	43,172	2,278,759
Boiron SA	258	26,377
Bollore	25,800	111,186
BOURBON SA	365	7,556
Bouygues SA	7,998	285,697
Bureau Veritas SA	9,546	202,786
Cap Gemini SA	6,106	444,908

Security	Shares	Value
Carrefour SA	25,026	$786,360
Casino Guichard-Perrachon SA	2,322	211,508
CGG[a,b]	7,396	41,463
Christian Dior SA	2,236	387,314
Cie de Saint-Gobain	18,060	773,006
CNP Assurances SA	7,052	124,063
Coface SAa	2,236	27,314
Compagnie Generale des Etablissements Michelin Class B	7,568	740,684
Compagnie Plastic Omnium SA	2,752	79,516
Credit Agricole SA	41,194	491,118
Danone SA	23,306	1,566,671
Dassault Systemes	5,332	330,448
DBV Technologies SAa	344	16,649
Edenred SA	8,858	255,093
Eiffage SA	1,720	83,907
Electricite de France SA	10,320	280,601
Elior Participations SCA[a,c]	1,978	31,227
Essilor International SA	8,428	942,213
Etablissements Maurel et Prom[a]	4,988	40,335
Euler Hermes Group	774	75,953
Eurazeo	1,806	127,089
Eurofins Scientific SE	430	110,876
Eutelsat Communications SA	6,622	227,503
Faurecia	2,752	111,239
Fonciere des Regions	1,118	114,794
GameLoft SAa	2,150	7,157
GDF Suez	59,426	1,322,745
Gecina SA	946	123,992
Genfit[a]	688	44,642
Groupe Eurotunnel SE	21,242	285,369
Groupe Fnac[a]	430	21,598
Havas SA	7,056	54,542
Hermes International	982	332,940
Icade	1,462	127,628
Iliad SA	1,118	259,702
Imerys SA	1,462	105,752
Ingenico SA	2,064	215,863
Innate Pharma SAa	1,032	10,737
Ipsen SA	1,806	91,913
Ipsos SA	2,236	58,248
JCDecaux SA	2,924	105,537
Kering	3,182	644,177
Klepierre	6,817	321,630
Korian-Medica	2,236	84,502

SCHEDULES OF INVESTMENTS	43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2015

Security	Shares	Value
L’Air Liquide SA	14,018	$1,771,685
L’Oreal SA	9,890	1,775,058
Lafarge SA	7,654	525,226
Lagardere SCA	5,418	148,447
Legrand SA	10,922	587,899
LVMH Moet Hennessy Louis Vuitton SA	11,352	1,838,259
M6-Metropole Television	1,212	22,156
Mercialys	3,784	91,486
Montupet	86	6,849
Natixis SA	39,302	250,668
Neopost SA	1,806	93,747
Nexans SAa	1,548	48,920
Nexity	2,064	81,356
Numericable-SFR[a]	5,676	295,915
Orange SA	76,196	1,343,061
Orpea SA	1,978	128,768
Pernod Ricard SA	8,772	1,055,209
Peugeot SAa	16,512	239,527
Pierre & Vacances SAa	258	7,398
Publicis Groupe SA	7,310	547,979
Rallye SA	1,720	64,633
Remy Cointreau SA	1,290	95,479
Renault SA	7,826	602,380
Rexel SA	10,922	204,594
Rubis SCA	1,892	109,719
Safran SA	11,180	746,746
Sanofi	48,762	4,512,091
Schneider Electric SE	21,242	1,606,026
SCOR SE	6,364	198,675
SEB SA	1,032	70,654
SES SA Class A FDR	13,072	476,387
Societe BIC SA	1,290	183,418
Societe Generale	27,988	1,131,779
Societe Television Francaise 1	5,160	81,752
Sodexo SA	3,698	367,767
Soitec SAa	7,740	7,773
Solocal Group[a,b]	31,648	26,678
Sopra Steria Group	430	33,530
STMicroelectronics NV	26,918	224,780
Suez Environnement SA	12,470	229,440
Technicolor SA Registered[a]	13,330	79,874
Technip SA	4,214	247,988
Teleperformance	2,580	185,136
Thales SA	3,870	204,380

Security	Shares	Value
Total SA	87,978	$4,517,186
Ubisoft Entertainment SAa	5,074	102,434
Unibail-Rodamco SE	3,784	1,067,941
Valeo SA	3,182	451,175
Vallourec SA	4,558	99,629
Veolia Environnement SA	17,372	318,654
Vicat SA	1,032	72,575
Vinci SA	19,780	1,045,504
Vivendi SA	49,192	1,167,668
Wendel	1,376	154,421
Zodiac Aerospace	7,912	263,117

		52,665,345
GERMANY — 12.85%
Aareal Bank AG	1,204	45,698
adidas AG	8,428	581,952
AIXTRON SEa	6,020	47,736
Allianz SE Registered	18,576	3,068,851
Alstria Office REIT AG	6,708	85,878
Aurubis AG	1,978	107,519
Axel Springer SE	1,806	111,213
BASF SE	37,496	3,363,834
Bayer AG Registered	33,970	4,908,599
Bayerische Motoren Werke AG	13,588	1,585,472
Bechtle AG	1,032	87,412
Beiersdorf AG	3,956	347,311
Bilfinger Berger SE	1,978	103,613
Brenntag AG	6,450	351,697
Celesio AG	2,580	76,424
Commerzbank AGa	40,162	483,573
Continental AG	4,558	1,032,296
CTS Eventim AG & Co. KGaA	2,752	78,880
Daimler AG Registered	39,388	3,577,127
Deutsche Annington Immobilien SE	8,428	292,926
Deutsche Bank AG Registered	56,502	1,645,000
Deutsche Boerse AG	7,998	613,994
Deutsche EuroShop AG	2,236	103,616
Deutsche Lufthansa AG Registered	10,062	170,942
Deutsche Post AG Registered	39,560	1,284,336
Deutsche Telekom AG Registered	127,796	2,204,272
Deutsche Wohnen AG Bearer	11,524	299,618
Dialog Semiconductor PLC[a]	3,182	122,408
DMG MORI SEIKI AG	3,010	98,502
Drillisch AG	2,322	90,399
Duerr AG	1,204	109,779
E.ON SE	82,302	1,274,692

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2015

Security	Shares	Value
ElringKlinger AG	2,064	$72,040
Fraport AG Frankfurt Airport Services Worldwide	1,720	105,237
Freenet AG	5,934	177,182
Fresenius Medical Care AG & Co. KGaA	9,116	675,236
Fresenius SE & Co. KGaA	15,996	916,253
GAGFAH SAa	7,052	157,486
GEA Group AG	7,740	351,508
Gerresheimer AG	1,806	98,628
Gerry Weber International AG	1,634	63,162
Hannover Rueck SE Registered	2,666	238,991
HeidelbergCement AG	5,762	424,329
Heidelberger Druckmaschinen AGa	7,138	16,778
Henkel AG & Co. KGaA	4,816	493,192
HUGO BOSS AG	1,376	177,634
Indus Holding AG	2,150	93,917
Infineon Technologies AG	46,612	524,784
K+S AG Registered	7,224	228,254
Kabel Deutschland Holding AGa	1,032	140,330
Kloeckner & Co. SEa	5,418	56,053
Krones AG	946	89,767
KUKA AG	1,634	110,670
Lanxess AG	3,870	185,820
LEG Immobilien AG	2,236	171,402
LEONI AG	1,634	102,280
Linde AG	7,654	1,467,453
MAN SE	1,548	164,937
Merck KGaA	5,504	550,977
METRO AGa	6,880	212,028
MorphoSys AGa	1,118	95,882
MTU Aero Engines Holding AG	2,322	212,582
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,396	1,485,591
Nordex SEa	3,870	75,616
NORMA Group SE	1,806	89,773
Osram Licht AGa	3,784	174,560
Pfeiffer Vacuum Technology AG	860	77,317
ProSiebenSat.1 Media AG Registered	8,944	397,053
QIAGEN NVa	10,492	240,760
QSC AG	4,300	8,564
Rational AG	102	33,604
Rheinmetall AG	1,892	82,220
Rhoen Klinikum AG	4,816	127,605

Security	Shares	Value
RTL Group SAa	1,720	$162,883
RWE AG	20,382	566,032
Salzgitter AG	2,064	56,470
SAP SE	37,754	2,465,039
SGL Carbon SEa	602	9,589
Siemens AG Registered	32,508	3,411,581
Software AG	3,010	79,821
Stada Arzneimittel AG	1,229	38,201
Suedzucker AG	4,214	52,903
Symrise AG	5,504	360,983
TAG Immobilien AG	7,052	91,634
Telefonica Deutschland Holding AG	23,165	128,873
ThyssenKrupp AGa	18,662	486,256
TUI AG	7,396	130,532
United Internet AG Registered[d]	5,332	231,470
Volkswagen AG	1,204	267,859
Vossloh AG	258	16,546
Wacker Chemie AG	354	37,950
Wincor Nixdorf AG	1,720	78,948
Wirecard AG	5,246	235,136

		48,431,730
IRELAND — 0.60%
Bank of Ireland[a]	1,073,538	324,664
C&C Group PLC	15,480	60,615
CRH PLC	29,154	701,239
Glanbia PLC	7,568	122,124
Kerry Group PLC Class A	6,536	473,658
Kingspan Group PLC	6,106	110,624
Paddy Power PLC	1,806	141,130
Ryanair Holdings PLC SP ADR[a]	1,634	107,811
Smurfit Kappa Group PLC	9,288	229,116

		2,270,981
ISRAEL — 0.00%
Plus500 Ltd.	1,462	12,516

		12,516
ITALY — 3.62%
A2A SpA	72,756	69,294
Anima Holding SpA[a,c]	6,278	31,398
Ansaldo STS SpA	8,861	89,043
Assicurazioni Generali SpA	48,762	1,028,977
Atlantia SpA	17,716	456,409
Autogrill SpA[a]	9,030	77,290
Azimut Holding SpA	5,074	118,466
Banca Carige SpA[a]	115,020	7,723

SCHEDULES OF INVESTMENTS	45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2015

Security	Shares	Value
Banca Generali SpA	3,182	$88,835
Banca Monte dei Paschi di Siena SpA[a]	92,256	41,642
Banca Popolare dell’Emilia Romagna SCa	20,820	140,849
Banca Popolare di Milano Scarl[a]	188,168	151,185
Banca Popolare di Sondrio Scarl	16,512	64,284
Banco Popolare SCa	15,308	193,818
Beni Stabili SpA SIIQ	10,234	7,639
Brembo SpA	863	30,384
Buzzi Unicem SpA	4,816	59,129
Cerved Information Solutions SPA[a]	4,128	22,313
CNH Industrial NV	39,732	301,968
Credito Emiliano SpA	1,118	8,718
Credito Valtellinese SCa	56,158	63,371
Davide Campari-Milano SpA	16,254	110,051
De’Longhi SpA	3,784	68,235
Enel Green Power SpA	85,656	169,346
Enel SpA	274,082	1,239,007
Eni SpA	104,146	1,751,102
Exor SpA	4,902	200,357
FinecoBank Banca Fineco SpA[a]	4,816	25,934
Finmeccanica SpA[a]	18,490	202,182
GTECH SpA	3,526	69,233
Hera SpA	45,494	111,403
Immobiliare Grande Distribuzione SIIQ SpA	10,148	8,348
Intesa Sanpaolo SpA	482,288	1,413,930
Intesa Sanpaolo SpA RNC	40,678	103,925
Italcementi SpA	7,568	52,095
Luxottica Group SpA	6,966	414,656
Mediaset SpA[a]	30,788	140,152
Mediobanca SpA	26,660	231,350
Mediolanum SpA	10,750	76,485
Moleskine SpA[a]	14,706	19,167
Moncler SpA	4,902	72,907
Pirelli & C. SpA	10,406	147,723
Prysmian SpA	9,116	168,706
Recordati SpA	6,278	103,787
Saipem SpA[a]	11,352	102,866
Salvatore Ferragamo SpA	2,924	84,667
Snam SpA	88,236	431,735
Societa Cattolica di Assicurazioni Scrl	3,612	27,880
Tamburi Investment Partners SPA	7,654	24,633

Security	Shares	Value
Telecom Italia SpA[a]	412,714	$481,096
Telecom Italia SpA RNC	250,346	236,314
Tenaris SA	19,436	273,718
Terna Rete Elettrica Nazionale SpA	68,628	300,635
Tod’s SpA	688	70,650
Trevi Finanziaria Industriale SpA	3,526	10,663
UniCredit SpA	182,406	1,077,552
Unione di Banche Italiane SpA	37,066	255,564
Unipol Gruppo Finanziario SpA	14,018	70,709
UnipolSai SpA	42,054	116,646
World Duty Free SpA[a]	6,278	69,215
Yoox SpA[a]	2,752	59,657

		13,647,016
NETHERLANDS — 4.20%
Aalberts Industries NV	4,730	136,695
AEGON NV	75,078	537,221
Akzo Nobel NV	9,890	715,603
Altice SAa	3,440	287,647
Arcadis NV	3,096	94,172
ASM International NV	2,752	112,931
ASML Holding NV	14,878	1,566,086
Boskalis Westminster NV	4,042	179,369
Corbion NV	1,568	26,081
Delta Lloyd NV	8,772	166,101
Eurocommercial Properties NV	2,236	99,667
Euronext NVa,c	2,150	69,777
Fiat Chrysler Automobiles NVa	37,238	491,648
Fugro NV CVA	3,096	67,184
Gemalto NVb	3,354	243,818
Heineken Holding NV	4,300	282,163
Heineken NV	9,546	713,981
ING Groep NV CVA[a]	157,638	1,978,100
Koninklijke Ahold NV	38,872	703,377
Koninklijke BAM Groep NV	16,512	49,918
Koninklijke DSM NV	7,310	389,517
Koninklijke KPN NV	133,042	412,411
Koninklijke Philips NV	39,990	1,107,636
Koninklijke Vopak NV	3,182	178,046
NN Group NVa	3,870	105,335
NSI NV	2,580	11,526
Nutreco NV	3,526	179,250
OCI NVa	3,698	130,553
PostNL NVa	20,468	74,488
Randstad Holding NV	5,246	277,789
Reed Elsevier NV	28,896	708,891

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2015

Security	Shares	Value
Royal Imtech NVa,b	3,096	$14,429
SBM Offshore NVa	8,342	91,189
TKH Group NV	2,924	91,135
TNT Express NV	19,200	126,184
Unilever NV CVA	66,736	2,906,146
Wereldhave NV	1,590	114,454
Wolters Kluwer NV	12,556	376,111

		15,816,629
NORWAY — 1.24%
Akastor ASA	6,880	16,866
Aker Solutions ASA[a]	6,880	33,590
American Shipping ASA	1,376	5,326
Archer Ltd.[a]	3,784	1,499
Bakkafrost P/F	860	17,865
Borregaard ASA	1,978	13,909
BW LPG Ltd.[c]	6,020	37,275
DNB ASA	41,194	596,876
DNO ASA[a]	29,498	64,701
Gjensidige Forsikring ASA	9,718	163,628
Hexagon Composites ASA	1,376	3,355
Kongsberg Automotive ASA[a]	12,642	9,934
Leroey Seafood Group ASA	430	15,091
Marine Harvest ASA	15,480	202,725
Norsk Hydro ASA	62,350	366,836
Norwegian Air Shuttle ASA[a]	860	33,732
Norwegian Property ASA[a]	3,715	4,985
Opera Software ASA	7,224	95,537
Orkla ASA	36,292	267,373
Petroleum Geo-Services ASA	12,126	65,742
Prosafe SE	13,158	35,142
REC Silicon ASA[a]	129,860	27,864
REC Solar ASA[a]	688	9,054
Salmar ASA	1,376	21,216
Schibsted ASA	3,354	216,373
Seadrill Ltd.	16,082	170,873
Selvaag Bolig ASA	2,838	7,653
Statoil ASA	47,816	792,152
Storebrand ASA[a]	7,411	22,375
Subsea 7 SA	12,814	108,953
Telenor ASA	32,508	697,514
TGS-NOPEC Geophysical Co. ASA	4,644	107,554
Thin Film Electronics ASA[a]	12,298	9,647
Yara International ASA	8,084	420,028

		4,663,243

Security	Shares	Value
PORTUGAL — 0.27%
Banco BPI SAa,d	5,332	$5,018
Banco Comercial Portugues SA Registered[a,b]	1,567,702	111,452
BANIF — Banco Internacional do Funchal SAa	2,293,964	15,532
CTT — Correios de Portugal SA	8,600	90,739
Energias de Portugal SA	98,900	376,886
Galp Energia SGPS SA Class B	16,598	175,388
Jeronimo Martins SGPS SA	11,180	120,584
NOS SGPS	12,642	80,431
Portugal Telecom SGPS SA Registered	28,036	19,963
Sonae SGPS SA	17,576	23,086

		1,019,079
SPAIN — 4.98%
Abengoa SA Class B	20,984	61,803
Abertis Infraestructuras SA	17,544	343,883
Acciona SAa	1,290	92,364
Acerinox SA	7,143	106,399
ACS Actividades de Construccion y Servicios SA	7,663	266,856
Almirall SAa	5,418	94,583
Amadeus IT Holding SA Class A	16,340	656,240
Applus Services SAa	3,096	32,421
Atresmedia Corporacion de Medios de Comunicacion SA	5,590	82,131
Axia Real Estate SOCIMI SAa	3,698	46,362
Banco Bilbao Vizcaya Argentaria SA	245,725	2,107,392
Banco de Sabadell SA	144,652	366,294
Banco Popular Espanol SA	73,651	312,000
Banco Popular Espanol SA New	174	737
Banco Santander SA	561,257	3,774,770
Bankia SAa	192,124	251,491
Bankinter SA	31,046	216,124
CaixaBank SA	91,280	398,011
Carbures Europe SAa	2,322	5,634
CIE Automotive SA	1,032	14,848
Corporacion Financiera Alba SA	1,462	69,869
Deoleo SAa	43,000	19,409
Distribuidora Internacional de Alimentacion SA	27,262	176,830
Ebro Foods SA	4,558	77,512
Enagas SA	1,036	32,851
Ence Energia y Celulosa SA	5,762	17,231

SCHEDULES OF INVESTMENTS	47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2015

Security	Shares	Value
Faes Farma SA	11,261	$22,937
Faes Farma SA New	91	185
Ferrovial SA	17,902	355,244
Fomento de Construcciones y Contratas SAa	5,339	66,212
Gamesa Corporacion Tecnologica SAa	9,546	94,989
Gas Natural SDG SA	15,652	367,380
Grifols SA	6,794	285,584
Grupo Catalana Occidente SA	2,924	83,645
Hispania Activos Inmobiliarios SAU[a]	3,440	46,078
Iberdrola SA	199,778	1,381,494
Inditex SA	45,150	1,331,566
Indra Sistemas SA	5,762	58,929
Inmobiliaria Colonial SAa,b	100,706	68,185
International Consolidated Airlines Group SAa	44,032	360,237
Jazztel PLC[a]	11,180	158,332
Lar Espana Real Estate SOCIMI SAa	4,558	45,983
Liberbank SAa,b	83,162	58,653
Mapfre SA	41,366	139,338
Mediaset Espana Comunicacion SAa	10,234	124,667
Merlin Properties SOCIMI SAa	5,762	69,053
Miquel y Costas & Miquel SA	688	23,796
NH Hotel Group SAa	14,018	69,444
Obrascon Huarte Lain SA	2,322	53,702
Papeles y Cartones de Europa SA	4,386	21,109
Promotora de Informaciones SAa	65,704	17,424
Prosegur Compania de Seguridad SA	15,566	86,598
Realia Business SAa	9,804	6,749
Red Electrica Corporacion SA	565	48,175
Repsol SA	41,631	736,858
Sacyr SAa,b	15,652	58,004
Tecnicas Reunidas SA	1,720	66,894
Telefonica SA	172,462	2,589,350
Viscofan SA	2,666	154,183
Zardoya Otis SA	8,353	95,108

		18,770,130
SWEDEN — 5.03%
AAK AB	1,634	88,866
AF AB	4,816	73,936
Alfa Laval AB	13,072	243,032

Security	Shares	Value
Arcam ABa	430	$9,278
Assa Abloy AB Class B	13,760	752,334
Atlas Copco AB Class A	27,606	818,591
Atlas Copco AB Class B	15,996	438,358
Axis Communications AB	2,924	78,469
Betsson AB	1,072	40,211
Billerud AB	8,170	124,440
Boliden AB	11,954	187,566
Castellum AB	6,966	109,638
Electrolux AB Class B	9,890	306,416
Elekta AB Class B	15,996	171,708
Fabege AB	7,138	97,676
Fastighets AB Balder Class Ba	2,357	34,162
Fingerprint Cards ABa	2,838	10,841
Getinge AB Class B	8,686	214,513
Hennes & Mauritz AB Class B	38,958	1,605,894
Hexagon AB Class B	10,750	341,117
Hexpol AB	1,204	121,019
Holmen AB Class B	2,408	86,948
Hufvudstaden AB Class A	5,934	77,829
Husqvarna AB Class B	18,490	128,520
ICA Gruppen AB	3,182	122,434
Industrivarden AB Class C	5,848	104,342
Indutrade AB	2,236	91,198
Intrum Justitia AB	4,128	110,031
Investment AB Kinnevik	9,976	298,830
Investor AB Class B	19,006	693,387
JM AB	3,440	113,482
LE Lundbergfortagen AB	1,978	86,700
Loomis AB Class B	3,440	101,880
Lundin Petroleum ABa	9,460	122,818
Meda AB Class A	11,975	168,932
Medivir ABa	860	10,214
Millicom International Cellular SA SDR	2,752	175,650
Modern Times Group MTG AB	633	17,936
NCC AB Class B	3,698	119,758
Net Entertainment NE AB	688	21,832
Nibe Industrier AB Class B	3,870	98,429
Nobia AB	3,096	26,890
Nordea Bank AB	123,324	1,569,791
Opus Group AB	9,632	8,616
Oriflame Cosmetics SA SDR	1,663	22,334
Peab AB	10,836	77,938
Ratos AB Class B	9,976	62,407

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2015

Security	Shares	Value
Saab AB Class B	3,268	$79,720
Sandvik AB	43,516	456,599
SAS ABa	7,568	15,095
Securitas AB	14,104	172,028
Skandinaviska Enskilda Banken AB Class A	62,522	755,030
Skanska AB Class B	15,738	349,101
SKF AB Class B	16,512	390,223
SSAB AB Class Aa,b	11,954	58,177
Svenska Cellulosa AB Class B	23,908	578,593
Svenska Handelsbanken AB Class A	20,468	971,880
Swedbank AB Class A	36,636	888,392
Swedish Match AB	8,858	288,576
Swedish Orphan Biovitrum ABa	8,256	86,677
Tele2 AB Class B	13,588	153,826
Telefonaktiebolaget LM Ericsson Class B	125,216	1,527,274
TeliaSonera AB	95,718	590,684
Trelleborg AB Class B	10,406	188,435
Unibet Group PLC SDR	1,806	107,520
Volvo AB Class B	62,436	731,349
Vostok Nafta Investment Ltd.[a]	2,150	8,707
Wallenstam AB Class B	4,902	81,241
Wihlborgs Fastigheter AB	4,730	92,628

		18,958,946
SWITZERLAND — 13.42%
ABB Ltd. Registered	89,010	1,713,349
Actelion Ltd. Registered	4,472	495,782
Adecco SA Registered	6,880	515,224
Allreal Holding AG Registered	1,032	162,082
Aryzta AG	3,784	284,401
Baloise Holding AG Registered	1,978	257,986
Banque Cantonale Vaudoise Registered	172	100,297
Barry Callebaut AG Registered	86	85,715
Basilea Pharmaceutica Registered[a]	774	89,594
Bucher Industries AG Registered	430	105,625
Burckhardt Compression Holding AG	258	79,779
Cembra Money Bank AG	1,047	63,727
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	20	104,255
Chocoladefabriken Lindt & Sprugli AG Registered	2	125,830

Security	Shares	Value
Clariant AG Registered	12,384	$199,210
Compagnie Financiere Richemont SA Class A Bearer	21,156	1,760,222
Cosmo Pharmaceuticals SpA	172	25,799
Credit Suisse Group AG Registered	61,834	1,307,180
Daetwyler Holding AG Bearer	602	71,778
Dufry AG Registered[a]	1,118	164,775
EMS-Chemie Holding AG Registered	344	133,106
Flughafen Zurich AG Registered	258	175,543
Forbo Holding AG Registered	86	83,518
Galenica Holding AG Registered	100	80,485
GAM Holding AG	7,654	135,602
Geberit AG Registered	1,548	530,329
Georg Fischer AG Registered	96	57,545
Givaudan SA Registered	344	628,514
Helvetia Holding AG Registered	261	133,188
Holcim Ltd. Registered	9,202	644,605
Implenia AG Registered	1,376	75,152
Julius Baer Group Ltd.	9,374	383,090
Kaba Holding AG Class B Registered	258	129,554
Kuehne & Nagel International AG Registered	2,236	307,676
Kuoni Reisen Holding AG Class B Registered	258	86,369
Leonteq AG	172	37,913
Logitech International SA Registered	8,084	119,057
Lonza Group AG Registered	2,408	285,804
Meyer Burger Technology AGa,b	6,450	40,100
Mobimo Holding AG Registered	688	158,830
Myriad Group AGa	3,698	15,917
Nestle SA Registered	131,580	10,075,334
Novartis AG Registered	93,826	9,193,429
OC Oerlikon Corp. AG Registered	8,170	93,239
Orascom Development Holding AGa	602	10,305
Panalpina Welttransport Holding AG Registered	688	84,126
Pargesa Holding SA Bearer	1,462	105,671
Partners Group Holding AG	774	207,454
PSP Swiss Property AG Registered	1,978	204,131
Roche Holding AG Genusschein	28,724	7,761,303
Santhera Pharmaceutical Holding AGa,b	172	19,723

SCHEDULES OF INVESTMENTS	49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2015

Security	Shares	Value
Schindler Holding AG Participation Certificates	1,634	$242,600
Schindler Holding AG Registered	1,118	162,830
Schmolz + Bickenbach AG Registered[a]	14,448	12,877
SGS SA Registered	258	490,734
Sika AG Bearer	86	294,627
Sonova Holding AG Registered	2,322	305,629
Straumann Holding AG Registered	516	116,711
Sulzer AG Registered	1,032	109,644
Swatch Group AG (The) Bearer	1,290	514,430
Swatch Group AG (The) Registered	2,064	151,202
Swiss Life Holding AG Registered	1,376	307,489
Swiss Prime Site AG Registered	1,634	141,724
Swiss Re AG	14,190	1,281,658
Swisscom AG Registered	946	554,717
Syngenta AG Registered	3,698	1,202,589
Tecan AG Registered	946	95,366
Temenos Group AG Registered	3,268	99,633
Transocean Ltd.	14,792	232,801
UBS Group AG	149,210	2,495,888
Valiant Holding AG Registered	1,290	105,157
Zurich Insurance Group AG	5,934	1,969,723

		50,597,251
UNITED KINGDOM — 32.38%
3i Group PLC	35,100	242,128
Abcam PLC	5,349	34,705
Aberdeen Asset Management PLC	36,808	241,969
Admiral Group PLC	7,826	170,196
Afren PLC[a]	44,978	3,580
Aggreko PLC	10,578	246,886
Alent PLC	14,967	82,161
Amec Foster Wheeler PLC	11,438	137,000
Amerisur Resources PLC[a]	15,394	7,861
Amlin PLC	22,790	166,829
Anglo American PLC	57,104	954,559
Antofagasta PLC	5,201	50,774
AO World PLC[a]	4,730	21,823
ARM Holdings PLC	57,104	892,809
Ashmore Group PLC	14,534	61,251
Ashtead Group PLC	20,296	331,650
ASOS PLC[a]	2,236	92,251
Associated British Foods PLC	15,050	701,390
AstraZeneca PLC	51,772	3,687,986
Avanti Communications Group PLC[a]	4,816	15,696

Security	Shares	Value
AVEVA Group PLC	3,010	$59,357
Aviva PLC	120,314	954,094
Babcock International Group PLC	4,225	63,836
BAE Systems PLC	127,796	974,080
Balfour Beatty PLC	29,068	96,919
Bank of Georgia Holdings PLC	2,064	62,959
Barclays PLC	666,242	2,342,973
Barratt Developments PLC	39,646	272,951
BBA Aviation PLC	22,532	114,890
Beazley PLC	26,230	113,891
Bellway PLC	5,074	139,001
Berendsen PLC	9,030	151,082
Berkeley Group Holdings PLC (The)	4,816	175,259
Betfair Group PLC	4,496	108,851
BG Group PLC	140,008	1,864,957
BHP Billiton PLC	85,484	1,852,646
Big Yellow Group PLC	10,148	93,124
Bodycote PLC	9,546	97,493
boohoo.com PLC[a]	21,156	7,546
Booker Group PLC	63,468	142,507
Bovis Homes Group PLC	6,708	83,721
BP PLC	752,844	4,799,243
Brewin Dolphin Holdings PLC	16,254	71,625
British American Tobacco PLC	76,712	4,322,822
British Land Co. PLC (The)	35,088	437,136
Britvic PLC	11,266	119,204
BT Group PLC	322,844	2,026,312
BTG PLC[a]	16,254	193,098
Bunzl PLC	13,244	377,336
Burberry Group PLC	17,544	455,580
Bwin.Party Digital Entertainment PLC	43,602	69,873
Cable & Wireless Communications PLC	123,238	92,546
Cairn Energy PLC[a]	28,724	82,830
Capita PLC	25,800	433,214
Capital & Counties Properties PLC	28,552	164,968
Carillion PLC	18,404	94,670
Carnival PLC	7,310	329,037
Catlin Group Ltd.	16,340	171,051
Centamin PLC	80,668	81,053
Centrica PLC	208,894	921,762
Cineworld Group PLC	14,792	94,418
Close Brothers Group PLC	7,052	161,095
Cobham PLC	46,784	229,556

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2015

Security	Shares	Value
Coca-Cola HBC AG	8,342	$134,184
Compass Group PLC	65,877	1,138,808
Crest Nicholson Holdings PLC	15,394	95,024
Croda International PLC	5,418	216,208
CSR PLC	8,428	108,226
Daily Mail & General Trust PLC Class A NVS	12,298	159,122
Dairy Crest Group PLC	11,782	86,460
DCC PLC	3,440	182,275
De La Rue PLC	6,536	50,898
Debenhams PLC	65,962	74,549
Derwent London PLC	3,612	176,579
Devro PLC	4,988	21,089
Diageo PLC	102,426	3,030,523
Dignity PLC	3,701	103,389
Diploma PLC	8,342	94,781
Direct Line Insurance Group PLC	59,942	281,334
Dixons Carphone PLC	35,604	232,610
Domino Printing Sciences PLC	7,912	81,102
Domino’s Pizza Group PLC	9,202	93,150
Drax Group PLC	17,716	95,921
DS Smith PLC	37,324	177,644
Dunelm Group PLC	5,762	76,112
easyJet PLC	6,622	185,187
Electrocomponents PLC	22,274	68,512
Elementis PLC	22,446	93,179
EnQuest PLC[a]	40,936	20,904
Enterprise Inns PLC[a]	37,582	58,364
Essentra PLC	10,578	131,863
esure Group PLC	19,350	67,016
Evraz PLC	9,546	24,430
Experian PLC	39,904	703,001
Fenner PLC	15,050	42,043
Fidessa Group PLC	2,408	86,798
FirstGroup PLC[a]	53,922	80,662
Flybe Group PLC[a]	10,578	10,287
Foxtons Group PLC	16,512	47,553
Fresnillo PLC	10,492	141,664
Friends Life Group Ltd.	58,566	350,434
G4S PLC	65,016	278,491
Galliford Try PLC	5,418	107,087
Genus PLC	4,988	91,696
GKN PLC	62,178	344,218
GlaxoSmithKline PLC	197,972	4,361,894
Glencore PLC	432,666	1,617,405

Security	Shares	Value
Globo PLC[a]	9,202	$5,805
Go-Ahead Group PLC	2,580	95,981
Grafton Group PLC Units	10,578	106,364
Grainger PLC	25,628	74,633
Great Portland Estates PLC	13,760	162,333
Greencore Group PLC	20,124	93,151
Greene King PLC	9,116	115,076
Gulf Keystone Petroleum Ltd.[a,b]	54,008	37,110
GW Pharmaceuticals PLC[a]	6,794	41,300
Halfords Group PLC	10,234	68,245
Halma PLC	17,716	185,322
Hammerson PLC	25,886	267,676
Hansteen Holdings PLC	57,104	96,742
Hargreaves Lansdown PLC	10,062	152,784
Hays PLC	64,758	150,948
Helical Bar PLC	946	5,420
Henderson Group PLC	44,720	159,786
Hikma Pharmaceuticals PLC	6,708	237,764
Hiscox Ltd.[b]	14,964	165,075
Home Retail Group PLC	36,464	105,259
Homeserve PLC	15,136	76,700
Howden Joinery Group PLC	28,638	182,756
HSBC Holdings PLC	782,944	7,168,311
Hunting PLC	6,794	40,581
ICAP PLC	23,048	161,864
IG Group Holdings PLC	16,340	177,186
Imagination Technologies Group PLC[a]	5,504	20,253
IMI PLC	10,836	207,664
Imperial Tobacco Group PLC	39,216	1,839,990
Inchcape PLC	16,598	173,627
Indivior PLC[a]	26,230	68,547
Informa PLC	22,102	169,958
Inmarsat PLC	17,630	220,831
InterContinental Hotels Group PLC	9,383	375,138
Intermediate Capital Group PLC	18,318	135,633
International Personal Finance PLC	10,492	68,626
Interserve PLC	8,428	67,784
Intertek Group PLC	6,364	219,167
Intu Properties PLC	30,358	166,421
Investec PLC	22,188	186,615
ITE Group PLC	4,128	8,106
ITV PLC	154,886	511,771
J Sainsbury PLC[b]	52,460	201,229
JD Wetherspoon PLC	6,364	75,605

SCHEDULES OF INVESTMENTS	51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2015

Security	Shares	Value
John Menzies PLC	1,204	$6,713
John Wood Group PLC	15,652	134,229
Johnson Matthey PLC	8,170	400,142
Jupiter Fund Management PLC	16,254	92,619
Just Eat PLC[a]	4,214	22,563
KAZ Minerals PLC[a]	18,146	54,725
Keller Group PLC	5,332	71,513
Kier Group PLC	3,182	74,840
Kingfisher PLC	95,546	491,920
Ladbrokes PLC	39,302	68,590
Laird PLC	17,458	83,590
Lancashire Holdings Ltd.	10,922	100,145
Land Securities Group PLC	30,100	575,940
Legal & General Group PLC	240,198	966,459
Lloyds Banking Group PLC[a]	2,329,654	2,580,445
London Stock Exchange Group PLC	8,600	305,472
LondonMetric Property PLC	36,034	86,321
Lonmin PLC[a]	20,554	50,442
Man Group PLC	73,960	199,056
Marks & Spencer Group PLC	64,500	469,251
Marston’s PLC	35,088	77,204
Meggitt PLC	31,218	252,717
Melrose Industries PLC	43,516	173,195
Merlin Entertainments PLC[c]	6,622	40,130
Michael Page International PLC	13,502	94,499
Micro Focus International PLC	7,494	118,405
Mitchells & Butlers PLC[a]	12,126	77,674
Mitie Group PLC	20,984	85,061
Mondi PLC	14,534	259,542
Moneysupermarket.com Group PLC	28,380	112,101
Monitise PLC[a]	80,152	15,649
Morgan Advanced Materials PLC	17,200	78,661
Mothercare PLC[a]	8,524	22,980
N Brown Group PLC	10,836	70,453
Nanoco Group PLC[a]	3,870	5,522
National Express Group PLC	25,886	99,334
National Grid PLC	151,102	2,123,026
Next PLC	6,364	691,528
Northgate PLC	9,890	91,499
Ocado Group PLC[a]	20,812	128,469
Old Mutual PLC	191,694	599,419
Ophir Energy PLC[a]	23,650	47,703
Optimal Payments PLC[a]	4,386	22,693
Oxford Instruments PLC	3,784	42,311
Pace PLC	14,878	74,723

Security	Shares	Value
Paragon Group of Companies PLC (The)	15,910	$98,496
Pearson PLC	33,282	675,314
Pennon Group PLC	15,910	212,309
Persimmon PLC	11,868	283,767
Petra Diamonds Ltd.[a]	31,906	73,509
Petrofac Ltd.	10,406	110,339
Pets at Home Group PLC	2,838	9,228
Phoenix Group Holdings	10,234	128,958
Playtech Ltd.	8,600	87,702
Poundland Group PLC	3,784	20,073
Premier Farnell PLC	24,596	62,430
Premier Foods PLC[a]	21,758	14,215
Premier Oil PLC	25,972	56,405
Provident Financial PLC	6,106	241,829
Prudential PLC	104,060	2,531,862
QinetiQ Group PLC	31,390	88,208
Quadrise Fuels International PLC[a]	8,256	2,418
Quindell PLC	17,546	22,268
Randgold Resources Ltd.	3,870	330,432
Reckitt Benckiser Group PLC	26,230	2,217,930
Reed Elsevier PLC	45,322	786,879
Regus PLC	31,046	94,189
Renishaw PLC	602	20,976
Rentokil Initial PLC	86,000	156,159
Restaurant Group PLC (The)	9,890	106,873
Rexam PLC	27,090	172,918
Rightmove PLC	4,214	147,213
Rio Tinto PLC	52,116	2,289,487
Rolls-Royce Holdings PLC	76,712	1,027,131
Rotork PLC	3,612	125,043
Royal Bank of Scotland Group PLC[a]	100,190	545,323
Royal Dutch Shell PLC Class A	159,874	4,845,518
Royal Dutch Shell PLC Class B	100,276	3,169,474
Royal Mail PLC	26,660	174,177
RPC Group PLC	13,424	109,376
RPS Group PLC	17,286	47,354
RSA Insurance Group PLC[a]	42,656	291,048
SABMiller PLC	39,130	2,130,684
Safestore Holdings PLC	2,408	9,729
Sage Group PLC (The)	45,408	327,488
Salamander Energy PLC[a]	7,912	8,259
Savills PLC	8,170	89,698
Schroders PLC	4,472	194,644
SDL PLC[a]	2,924	18,653

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2015

Security	Shares	Value
SEGRO PLC	26,402	$163,530
Senior PLC	21,414	99,573
Serco Group PLC	23,908	55,441
Severn Trent PLC	9,804	316,874
Shaftesbury PLC	11,180	130,636
Shire PLC	24,166	1,761,756
SIG PLC	31,476	87,220
Sky PLC	42,054	586,133
Smith & Nephew PLC	36,722	656,870
Smiths Group PLC	15,050	254,743
SOCO International PLC	12,298	48,614
Spectris PLC	4,902	153,872
Speedy Hire PLC	16,340	17,854
Spirax-Sarco Engineering PLC	3,010	137,882
Spire Healthcare Group PLC[a,c]	4,042	19,487
Spirent Communications PLC	49,536	66,400
Spirit Pub Co. PLC	18,576	32,001
Sports Direct International PLC[a]	11,266	120,389
SSE PLC	39,904	964,303
SSP Group PLC[a]	4,386	18,392
St James’s Place PLC	21,500	277,056
St. Modwen Properties PLC	13,502	84,805
Stagecoach Group PLC	20,898	107,405
Standard Chartered PLC	98,642	1,315,132
Standard Life PLC	94,256	570,499
Stock Spirits Group PLC	5,418	16,092
SuperGroup PLC[a]	1,204	17,360
SVG Capital PLC[a]	15,652	102,329
Synergy Health PLC	4,042	131,430
Synthomer PLC	19,608	71,650
TalkTalk Telecom Group PLC	22,188	106,104
Tate & Lyle PLC	20,210	205,796
Taylor Wimpey PLC	127,882	260,057
Ted Baker PLC	516	18,390
Telecity Group PLC	9,460	122,473
Telecom plus PLC	3,526	57,670
Tesco PLC	329,380	1,111,829
Thomas Cook Group PLC[a]	59,942	115,505
Travis Perkins PLC	9,632	278,042
Trinity Mirror PLC[a]	9,116	23,583
TUI AG New[a]	6,749	116,365
Tullett Prebon PLC	16,684	83,893
Tullow Oil PLC	37,496	205,551
Tungsten Corp. PLC[a]	2,064	7,068
UBM PLC	19,267	153,222

Security	Shares	Value
UDG Healthcare PLC	16,684	$97,951
Ultra Electronics Holdings PLC	3,784	99,399
Unilever PLC	51,858	2,282,047
UNITE Group PLC (The)	13,416	98,712
United Utilities Group PLC	28,466	439,074
Vectura Group PLC[a]	10,062	22,933
Vedanta Resources PLC	1,204	6,752
Vesuvius PLC	11,524	76,155
Victrex PLC	3,784	117,017
Vodafone Group PLC	1,078,698	3,799,128
W.S. Atkins PLC	5,332	100,662
Weir Group PLC (The)	8,600	216,995
WH Smith PLC	6,622	134,265
Whitbread PLC	7,052	530,100
William Hill PLC	28,638	162,196
Wm Morrison Supermarkets PLC	90,128	243,519
Wolseley PLC	10,148	588,619
Workspace Group PLC	8,772	104,080
WPP PLC	52,976	1,166,418
Xaar PLC	3,354	15,503

		122,066,142

TOTAL COMMON STOCKS
(Cost: $390,483,465)		373,203,470

PREFERRED STOCKS — 0.85%
GERMANY — 0.85%
Bayerische Motoren Werke AG	2,236	189,620
Fuchs Petrolub SE	1,462	60,217
Henkel AG & Co. KGaA	7,396	847,956
Jungheinrich AG	442	26,814
Porsche Automobil Holding SE	6,278	527,505
Sartorius AG	284	36,374
Volkswagen AG	6,708	1,501,061

		3,189,547
ITALY — 0.00%
Unipol Gruppo Finanziario SpA	3,272	16,711

		16,711

TOTAL PREFERRED STOCKS
(Cost: $3,256,728)		3,206,258

SCHEDULES OF INVESTMENTS	53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2015

Security	Shares	Value

RIGHTS — 0.01%

SPAIN — 0.01%
ACS Actividades de Construccion y Servicios SAa	4,281	$2,174
Banco Santander SAa	283,386	43,171

		45,345
SWITZERLAND — 0.00%
Cosmo Pharmaceuticals SpA[a]	48	—

		—

TOTAL RIGHTS
(Cost: $50,954)		45,345

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[e,f,g]	685,476	685,476
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,f,g]	41,235	41,235
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	3,631	3,631

		730,342

TOTAL SHORT-TERM INVESTMENTS
(Cost: $730,342)		730,342

TOTAL INVESTMENTS IN SECURITIES — 100.06% (Cost: $394,521,489)		377,185,415
Other Assets, Less Liabilities — (0.06)%		(213,025)

NET ASSETS — 100.00%		$376,972,390

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments   (Unaudited)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.13%

AUSTRALIA — 20.56%
Abacus Property Group	33,320	$79,141
Adelaide Brighton Ltd.	31,850	88,795
AGL Energy Ltd.	43,192	477,628
Ainsworth Game Technology Ltd.	14,980	34,414
ALS Ltd.	27,300	104,173
Alumina Ltd.[a]	175,000	264,386
Amcom Telecommunications Ltd.	30,170	67,195
Amcor Ltd.	80,850	804,654
AMP Ltd.	200,760	902,093
Ansell Ltd.	11,550	203,907
APA Group	71,160	449,977
APN News & Media Ltd.[a]	72,730	45,877
ARB Corp. Ltd.	5,950	53,657
Ardent Leisure Group	32,900	71,226
Aristocrat Leisure Ltd.	30,240	165,317
Asciano Ltd.	65,380	307,016
ASX Ltd.	12,880	382,556
Atlas Iron Ltd.	20,090	2,660
Aurizon Holdings Ltd.	142,170	548,039
AusNet Services	107,310	116,995
Australia and New Zealand Banking Group Ltd.	186,340	4,788,706
Australian Agricultural Co. Ltd.[a]	57,890	72,131
Automotive Holdings Group	19,740	58,108
Aveo Group	28,420	50,461
AWE Ltd.[a]	77,280	80,945
Bank of Queensland Ltd.	26,740	260,505
Beach Energy Ltd.	125,440	93,779
Bendigo & Adelaide Bank Ltd.	31,710	330,408
BHP Billiton Ltd.	219,520	5,002,033
BlueScope Steel Ltd.[a]	38,360	150,260
Boral Ltd.	51,520	224,679
Bradken Ltd.	17,220	36,610
Brambles Ltd.	105,910	874,261
Breville Group Ltd.	9,870	55,802
BT Investment Management Ltd.	8,540	47,884
BWP Trust	39,270	87,157
Cabcharge Australia Ltd.	16,870	57,148
Caltex Australia Ltd.	9,450	245,944
Cardno Ltd.	13,230	30,496
carsales.com Ltd.	15,400	123,525
Challenger Ltd.	35,490	174,395
Charter Hall Group	20,370	76,778

Security	Shares	Value
Charter Hall Retail REIT	25,760	$88,066
Coca-Cola Amatil Ltd.	39,130	295,583
Cochlear Ltd.	4,690	303,144
Commonwealth Bank of Australia	109,480	7,616,058
Computershare Ltd.	31,360	284,023
Cover-More Group Ltd.	27,090	39,978
Cromwell Group	98,070	80,954
Crown Resorts Ltd.	24,500	259,670
CSL Ltd.	33,110	2,267,739
CSR Ltd.	35,140	109,461
Dexus Property Group	59,809	359,103
Domino’s Pizza Enterprises Ltd.	4,620	94,407
Downer EDI Ltd.	30,520	100,061
Drillsearch Energy Ltd.[a]	88,340	53,660
DUET Group	97,725	190,258
DuluxGroup Ltd.	27,230	126,808
Echo Entertainment Group Ltd.	54,810	172,867
Fairfax Media Ltd.	138,810	97,288
Federation Centres	91,630	216,211
FlexiGroup Ltd.	23,660	54,170
Flight Centre Travel Group Ltd.	3,710	109,239
Fortescue Metals Group Ltd.	113,890	209,313
G8 Education Ltd.	17,010	55,635
GDI Property Group	77,910	51,268
Goodman Fielder Ltd.	129,920	64,752
Goodman Group	113,470	541,676
GPT Group (The)	108,780	382,900
GrainCorp Ltd. Class A	17,220	119,484
GWA Group Ltd.	28,490	58,794
Harvey Norman Holdings Ltd.	37,450	115,199
iiNET Ltd.	14,420	84,222
Iluka Resources Ltd.	29,610	163,026
Incitec Pivot Ltd.	113,540	319,194
Independence Group NL	20,160	77,713
Insurance Australia Group Ltd.	158,130	788,120
Investa Office Fund	40,950	123,095
Invocare Ltd.	9,940	101,017
IOOF Holdings Ltd.	18,690	137,398
Iress Ltd.	15,260	122,759
James Hardie Industries SE	29,960	303,774
JB Hi-Fi Ltd.	7,140	93,135
Karoon Gas Australia Ltd.[a]	25,690	42,413
Leighton Holdings Ltd.	6,930	111,335
Lend Lease Group	35,840	465,546
Liquefied Natural Gas Ltd.[a,b]	12,740	29,565

SCHEDULES OF INVESTMENTS	55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2015

Security	Shares	Value
M2 Group Ltd.	16,730	$117,256
Macquarie Atlas Roads Group	29,400	67,541
Macquarie Group Ltd.	13,066	632,385
Magellan Financial Group Ltd.	7,210	107,411
McMillan Shakespeare Ltd.	5,740	51,405
Medibank Pvt Ltd.[a]	187,740	347,962
Mesoblast Ltd.[a]	14,420	45,143
Metcash Ltd.	63,350	72,027
Mineral Resources Ltd.	10,990	57,684
Mirvac Group	240,940	362,130
MMA Offshore Ltd.	43,890	27,343
Monadelphous Group Ltd.	6,020	38,255
Mount Gibson Iron Ltd.	160,090	26,804
Myer Holdings Ltd.	46,270	56,031
National Australia Bank Ltd.	159,810	4,434,227
Navitas Ltd.	15,610	65,279
Newcrest Mining Ltd.[a]	56,140	592,830
Nine Entertainment Co. Holdings Ltd.	36,890	50,849
Novion Property Group	135,310	244,465
Nufarm Ltd.	21,280	94,294
Orica Ltd.	25,410	358,955
Origin Energy Ltd.	75,390	627,022
Orora Ltd.	86,730	143,862
OZ Minerals Ltd.	24,290	73,204
OzForex Group Ltd.	22,610	44,723
Pacific Brands Ltd.	104,160	39,746
Pact Group Holdings Ltd.	17,990	66,266
PanAust Ltd.	40,810	38,455
Perpetual Ltd.	3,220	123,323
Platinum Asset Management Ltd.	14,840	100,543
Premier Investments Ltd.	7,070	56,544
Primary Health Care Ltd.	38,220	137,807
Qantas Airways Ltd.[a]	73,640	149,676
QBE Insurance Group Ltd.	85,260	704,464
Qube Logistics Holdings Ltd.	49,700	90,567
Ramsay Health Care Ltd.	8,890	411,578
REA Group Ltd.	3,640	140,457
Recall Holdings Ltd.	24,430	136,028
Regis Resources Ltd.[a]	43,750	64,563
Rio Tinto Ltd.	29,890	1,339,815
SAI Global Ltd.	16,800	51,416
Sandfire Resources NL	10,290	34,217
Santos Ltd.	65,940	404,644
Scentre Group[a]	341,531	1,010,676

Security	Shares	Value
Seek Ltd.	21,980	$305,537
Senex Energy Ltd.[a]	151,830	32,515
Seven West Media Ltd.	55,510	56,629
Shopping Centres Australasia Property Group	56,280	84,588
Sigma Pharmaceuticals Ltd.	101,290	63,104
Sims Metal Management Ltd.	13,720	116,140
Sirius Resources NLa	18,480	36,122
Sirtex Medical Ltd.	4,550	95,492
Skilled Group Ltd.	25,200	25,708
Slater & Gordon Ltd.	14,210	73,478
Sonic Healthcare Ltd.	25,480	373,834
Southern Cross Media Group Ltd.	80,710	66,310
Spark Infrastructure Group	97,860	163,086
Steadfast Group Ltd.	53,130	60,614
Stockland	152,180	519,075
STW Communications Group Ltd.	63,070	45,187
Suncorp Group Ltd.	86,940	996,611
Sundance Energy Australia Ltd.[a]	62,510	22,636
Super Retail Group Ltd.	11,200	76,143
Sydney Airport	70,000	272,017
Tabcorp Holdings Ltd.	51,240	182,357
Tassal Group Ltd.	18,200	53,433
Tatts Group Ltd.	93,660	281,540
Telstra Corp. Ltd.	290,710	1,471,538
Ten Network Holdings Ltd.[a]	199,080	31,007
Toll Holdings Ltd.	46,270	223,043
Tox Free Solutions Ltd.	26,180	59,328
TPG Telecom Ltd.	18,760	97,883
Transfield Services Ltd.[a]	49,140	54,340
Transpacific Industries Group Ltd.	120,610	77,488
Transurban Group	116,690	836,934
Treasury Wine Estates Ltd.	44,170	169,235
UGL Ltd.	13,090	18,298
UXC Ltd.	25,410	14,742
Veda Group Ltd.	29,890	53,537
Village Roadshow Ltd.	11,200	53,204
Virgin Australia Holdings Ltd.[a]	138,390	50,652
Virtus Health Ltd.	12,460	77,917
Vocation Ltd.	12,737	2,480
Wesfarmers Ltd.	76,473	2,595,931
Western Areas Ltd.	16,030	50,183
Westfield Corp.	133,000	1,021,237
Westpac Banking Corp.	211,190	5,667,437
Whitehaven Coal Ltd.[a]	58,870	56,848

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2015

Security	Shares	Value
Woodside Petroleum Ltd.	50,470	$1,347,325
Woolworths Ltd.	85,540	2,117,002
WorleyParsons Ltd.	14,420	108,029

		69,669,448
HONG KONG — 8.67%
AIA Group Ltd.	826,000	4,820,690
ASM Pacific Technology Ltd.[b]	21,000	190,543
Bank of East Asia Ltd. (The)	112,000	465,141
BOC Hong Kong (Holdings) Ltd.[b]	245,000	861,079
Brightoil Petroleum (Holdings) Ltd.[a]	280,000	68,977
Cathay Pacific Airways Ltd.	70,000	163,413
Century City International Holdings Ltd.	2,240,000	173,344
Champion REIT	140,000	68,616
Cheung Kong Holdings Ltd.	47,000	900,192
Cheung Kong Infrastructure Holdings Ltd.	70,000	576,461
China Public Procurement Ltd.[a]	1,680,000	40,086
Citic Telecom International Holdings Ltd.	210,000	65,275
CLP Holdings Ltd.	140,000	1,249,524
Dah Sing Banking Group Ltd.	84,000	140,409
Esprit Holdings Ltd.	133,000	150,096
FIH Mobile Ltd.[a,b]	210,000	93,714
First Pacific Co. Ltd./Hong Kong	140,000	142,648
G-Resources Group Ltd.[a]	2,961,000	84,400
Galaxy Entertainment Group Ltd.[b]	150,000	791,271
Giordano International Ltd.	140,000	66,268
Global Brands Group Holding Ltd.[a]	700,065	132,729
Hang Lung Properties Ltd.	140,000	412,596
Hang Seng Bank Ltd.	56,000	980,841
Henderson Land Development Co. Ltd.	70,200	501,600
Hilong Holding Ltd.	140,000	43,517
HKT Trust & HKT Ltd.	210,720	276,128
Hong Kong & China Gas Co. Ltd.	420,000	964,228
Hong Kong Exchanges and Clearing Ltd.	29,100	670,324
Hopewell Holdings Ltd.	35,000	131,588
Hutchison Telecommunications Hong Kong Holdings Ltd.	280,000	127,842
Hutchison Whampoa Ltd.	94,000	1,247,538
Hysan Development Co. Ltd.	70,000	339,015
IGG Inc.	140,000	51,462
Johnson Electric Holdings Ltd.	35,250	128,664

Security	Shares	Value
K. Wah International Holdings Ltd.	140,000	$75,658
Kerry Logistics Network Ltd.	70,000	107,076
Kerry Properties Ltd.	35,000	124,140
Kowloon Development Co. Ltd.	70,000	81,707
Langham Hospitality Investments Ltd.	140,000	63,560
Li & Fung Ltd.	420,000	416,568
Link REIT (The)	140,000	947,977
Macau Legend Development Ltd.[a]	140,000	51,462
Man Wah Holdings Ltd.	112,000	95,917
Melco International Development Ltd.	70,000	140,662
MGM China Holdings Ltd.	56,000	136,653
MTR Corp. Ltd.	105,000	466,540
New World Development Co. Ltd.	350,000	418,013
Newocean Energy Holdings Ltd.	140,000	51,100
NWS Holdings Ltd.	140,000	260,378
Pacific Basin Shipping Ltd.	210,000	77,734
Pacific Textiles Holdings Ltd.	70,000	96,603
PCCW Ltd.	280,000	186,345
Power Assets Holdings Ltd.	105,000	1,101,008
Sa Sa International Holdings Ltd.	140,000	90,645
Sands China Ltd.	168,000	824,469
Shangri-La Asia Ltd.	140,000	182,373
Shun Tak Holdings Ltd.	280,000	128,203
Sino Land Co. Ltd.	140,000	234,737
SITC International Holdings Co. Ltd.	140,000	77,283
SJM Holdings Ltd.[b]	140,000	206,569
SmarTone Telecommunications Holding Ltd.	70,000	122,786
SPT Energy Group Inc.[b]	140,000	22,390
Stella International Holdings Ltd.	35,000	92,541
Sun Hung Kai Properties Ltd.	140,000	2,285,980
Sunlight REIT	140,000	70,782
Swire Pacific Ltd. Class A	35,000	469,926
Swire Properties Ltd.	84,000	270,309
Techtronic Industries Co. Ltd.	105,000	343,980
Town Health International Medical Group Ltd.	420,000	88,297
Truly International Holdings Ltd.	140,000	50,559
Value Partners Group Ltd.	140,000	119,535
VTech Holdings Ltd.[b]	14,000	197,360
Wharf Holdings Ltd. (The)	70,000	568,786
Wheelock and Co. Ltd.	70,000	397,248
Wynn Macau Ltd.	112,000	312,742

SCHEDULES OF INVESTMENTS	57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2015

Security	Shares	Value
Xinyi Glass Holdings Co. Ltd.	140,000	$73,852
Yue Yuen Industrial Holdings Ltd.	35,000	130,234

		29,380,906
JAPAN — 64.36%
Accordia Golf Co. Ltd.	7,000	71,570
Acom Co. Ltd.[a,b]	28,000	76,993
Adeka Corp.	7,000	86,707
Advance Residence Investment Corp.	70	179,671
Advantest Corp.	14,000	180,207
Aeon Co. Ltd.	42,000	446,763
AEON Financial Service Co. Ltd.	7,000	127,229
Aeon Mall Co. Ltd.	7,000	116,980
AEON REIT Investment Corp.	70	96,063
Aica Kogyo Co. Ltd.	7,000	157,025
Aida Engineering Ltd.	7,000	69,842
AIFUL Corp.[a,b]	21,000	69,723
Aisin Seiki Co. Ltd.	14,000	494,019
Ajinomoto Co. Inc.	70,000	1,453,156
Alpine Electronics Inc.	7,000	109,471
Alps Electric Co. Ltd.	14,000	295,220
Amada Co. Ltd.	28,000	257,438
Amano Corp.	7,000	75,086
ANA Holdings Inc.	70,000	194,390
Anritsu Corp.	14,000	92,249
Aoki Holdings Inc.	7,000	81,582
Aozora Bank Ltd.	70,000	256,247
Asahi Diamond Industrial Co. Ltd.	7,000	72,047
Asahi Glass Co. Ltd.	70,000	375,431
Asahi Group Holdings Ltd.	28,000	927,017
Asahi Kasei Corp.	70,000	698,421
ASICS Corp.	14,000	346,827
Astellas Pharma Inc.	147,000	2,289,503
Autobacs Seven Co. Ltd.	7,000	103,095
Azbil Corp.	7,000	175,320
Bandai Namco Holdings Inc.	14,000	285,923
Bank of Saga Ltd. (The)	70,000	160,899
Bank of the Ryukyus Ltd.	7,000	97,612
Bank of Yokohama Ltd. (The)	70,000	381,271
Benesse Holdings Inc.	7,000	210,063
BIC Camera Inc.	7,000	79,794
Bridgestone Corp.	42,000	1,694,088
Brother Industries Ltd.	14,000	242,421
Calbee Inc.	7,000	275,614
Canon Inc.	77,000	2,451,952

Security	Shares	Value
Canon Marketing Japan Inc.	7,000	$127,944
Capcom Co. Ltd.	7,000	118,171
Casio Computer Co. Ltd.[b]	14,000	221,564
Cawachi Ltd.	7,000	111,974
Central Japan Railway Co.	7,000	1,210,914
Chiba Bank Ltd. (The)	70,000	476,738
Chubu Electric Power Co. Inc.[a]	42,000	558,498
Chugai Pharmaceutical Co. Ltd.	14,000	420,125
Chugoku Bank Ltd. (The)	14,000	200,826
Chugoku Electric Power Co. Inc. (The)	21,000	292,479
Citizen Holdings Co. Ltd.	21,000	169,123
CKD Corp.	7,000	67,458
Coca-Cola East Japan Co. Ltd.	7,000	117,397
Coca-Cola West Co. Ltd.	7,000	100,592
Colowide Co. Ltd.	7,000	118,648
COMSYS Holdings Corp.	7,000	96,182
Corona Corp.	14,000	139,446
Cosmo Oil Co. Ltd.	70,000	94,752
Credit Saison Co. Ltd.	7,600	129,530
Dai Nippon Printing Co. Ltd.	70,000	634,955
Dai-ichi Life Insurance Co. Ltd. (The)	70,000	949,900
Daibiru Corp.	7,000	62,095
Daifuku Co. Ltd.	7,000	80,986
Daihatsu Motor Co. Ltd.	14,000	196,654
Daiichi Sankyo Co. Ltd.	42,000	612,489
Daikin Industries Ltd.	14,000	986,251
Daiseki Co. Ltd.	7,000	119,900
Daito Trust Construction Co. Ltd.	7,000	785,127
Daiwa House Industry Co. Ltd.	63,000	1,172,685
Daiwa Securities Group Inc.	140,000	1,027,966
Daiwahouse Residential Investment Corp.	1	4,708
DCM Holdings Co. Ltd.	14,000	94,037
Dena Co. Ltd.	7,000	92,547
Denso Corp.	35,000	1,564,594
Dentsu Inc.	14,000	580,428
DIC Corp.	70,000	175,201
DMG Mori Seiki Co Ltd.	14,000	184,140
Don Quijote Holdings Co. Ltd.	7,000	513,685
Duskin Co. Ltd.	7,000	110,961
East Japan Railway Co.	21,000	1,632,231
EDION Corp.	14,000	104,525
Eighteenth Bank Ltd. (The)	70,000	203,805
Eiken Chemical Co. Ltd.	7,000	109,233

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2015

Security	Shares	Value
Eisai Co. Ltd.	14,000	$701,758
Electric Power Development Co. Ltd.	7,000	256,842
EPS Holdings Inc.	7,000	87,481
Euglena Co. Ltd.[a]	7,000	105,657
FamilyMart Co. Ltd.	7,000	305,112
Fancl Corp.	7,000	112,391
FANUC Corp.	14,000	2,370,578
Fast Retailing Co. Ltd.	7,000	2,623,249
FCC Co. Ltd.	7,000	134,380
Fuji Electric Co. Ltd.	70,000	302,728
Fuji Heavy Industries Ltd.	42,000	1,536,228
Fuji Machine Manufacturing Co. Ltd.	7,000	68,352
Fuji Oil Co. Ltd. New	7,000	90,401
FUJIFILM Holdings Corp.	35,000	1,191,248
Fujitec Co. Ltd.	7,000	72,405
Fujitsu Ltd.	140,000	745,618
Fukuoka Financial Group Inc.	70,000	352,786
Fukuoka REIT Corp.	70	141,591
Furukawa Electric Co. Ltd.	70,000	117,397
Glory Ltd.	7,000	185,332
GLP J-REIT	140	159,469
GMO Internet Inc.	7,000	58,400
Godo Steel Ltd.	70,000	113,821
Gree Inc.	14,000	80,092
Gulliver International Co. Ltd.	7,000	56,195
GungHo Online Entertainment Inc.	28,000	97,016
Hachijuni Bank Ltd. (The)	70,000	466,011
Hakuhodo DY Holdings Inc.	14,000	140,638
Hamamatsu Photonics K.K.	7,000	333,120
Hankyu Hanshin Holdings Inc.	70,000	391,521
Haseko Corp.	21,000	172,519
Hazama Ando Corp.	14,000	92,487
Heiwa Real Estate REIT Inc.	70	58,341
Heiwado Co. Ltd.	7,000	149,159
Hino Motors Ltd.	21,000	301,239
Hisamitsu Pharmaceutical Co. Inc.	7,000	239,561
Hitachi Chemical Co. Ltd.	7,000	142,366
Hitachi Construction Machinery Co. Ltd.	7,000	131,222
Hitachi High-Technologies Corp.	7,000	220,193
Hitachi Ltd.	350,000	2,673,605
Hitachi Transport System Ltd.	7,000	92,249
Hitachi Zosen Corp.	21,000	116,205
Hokkaido Electric Power Co. Inc.[a]	14,000	113,702

Security	Shares	Value
Hokuetsu Kishu Paper Co. Ltd.	14,000	$66,505
Hokuhoku Financial Group Inc.	70,000	145,405
Hokuriku Electric Power Co.	14,000	199,157
Honda Motor Co. Ltd.	112,000	3,414,396
House Foods Group Inc.	7,000	140,995
Hoya Corp.	28,000	1,096,258
Hulic Co. Ltd.	14,000	128,600
Hulic Reit Inc.	70	105,121
IBIDEN Co. Ltd.	7,000	106,313
Ichigo Group Holdings Co. Ltd.	21,000	43,800
Ichigo Real Estate Investment Corp.	140	110,126
Ichiyoshi Securities Co. Ltd.	7,000	71,689
Idemitsu Kosan Co. Ltd.	7,000	117,635
IHI Corp.	70,000	369,472
Iida Group Holdings Co. Ltd.	14,000	176,035
Iino Kaiun Kaisha Ltd.	14,000	82,595
INPEX Corp.	63,000	699,374
Invesco Office J-Reit Inc.	70	69,425
Invincible Investment Corp.	70	31,346
Isetan Mitsukoshi Holdings Ltd.	21,000	300,345
Isuzu Motors Ltd.	35,000	471,225
IT Holdings Corp.	7,000	117,158
Ito EN Ltd.	7,000	134,917
ITOCHU Corp.	105,000	1,072,660
Itoki Corp.	7,000	34,742
Iyo Bank Ltd. (The)	14,000	163,044
J Trust Co. Ltd.	7,000	57,387
J. Front Retailing Co. Ltd.	35,000	450,219
Japan Airlines Co. Ltd.	14,000	477,930
Japan Communications Inc.[a]	14,000	61,022
Japan Display Inc.[a]	21,000	74,014
Japan Excellent Inc.	70	90,163
Japan Exchange Group Inc.	21,000	495,390
Japan Hotel REIT Investment Corp.	140	92,487
Japan Logistics Fund Inc.	70	150,351
Japan Prime Realty Investment Corp.	70	245,520
Japan Real Estate Investment Corp.	70	341,463
Japan Rental Housing Investments Inc.	140	111,557
Japan Retail Fund Investment Corp.	140	304,159
Japan Securities Finance Co. Ltd.	14,000	69,961
Japan Tobacco Inc.	77,000	2,118,950
JFE Holdings Inc.	35,000	778,125
Joyo Bank Ltd. (The)	70,000	355,170

SCHEDULES OF INVESTMENTS	59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2015

Security	Shares	Value
JSP Corp.	7,000	$140,638
JSR Corp.	14,000	249,453
JTEKT Corp.	14,000	234,078
JX Holdings Inc.	154,000	571,346
Kadokawa Dwango[a]	7,000	104,227
Kagome Co. Ltd.	7,000	111,199
Kajima Corp.	70,000	279,487
Kakaku.com Inc.	14,000	200,111
Kamei Corp.	14,000	93,083
Kansai Electric Power Co. Inc. (The)[a]	49,000	476,797
Kao Corp.	35,000	1,543,736
Kawasaki Heavy Industries Ltd.	70,000	339,080
Kawasaki Kisen Kaisha Ltd.	70,000	202,614
KDDI Corp.	42,000	2,990,218
Keikyu Corp.	70,000	549,440
Keio Corp.	70,000	574,469
Keiyo Co. Ltd.	21,000	99,936
Kenedix Inc.	14,000	63,883
Kewpie Corp.	7,000	163,283
Keyence Corp.	7,000	3,306,772
Kikkoman Corp.	70,000	2,082,748
Kintetsu Corp.	140,000	495,807
Kirin Holdings Co. Ltd.	56,000	758,013
Kitz Corp.	14,000	67,101
Kiyo Bank Ltd. (The)	7,000	87,303
Kobe Steel Ltd.	210,000	371,855
Koei Tecmo Holdings Co. Ltd.	7,000	106,491
Kohnan Shoji Co. Ltd.	7,000	79,556
Koito Manufacturing Co. Ltd.	7,000	230,324
Kokuyo Co. Ltd.	7,000	53,693
Komatsu Ltd.	63,000	1,250,721
Komori Corp.	7,000	76,397
Konami Corp.	7,000	131,639
Konica Minolta Holdings Inc.	35,000	389,137
Konishi Co. Ltd.	7,000	120,913
Kubota Corp.	70,000	1,050,909
Kuraray Co. Ltd.	21,000	266,020
Kurita Water Industries Ltd.	7,000	150,470
Kuroda Electric Co. Ltd.	7,000	100,949
Kyocera Corp.	21,000	933,929
KYORIN Holdings Inc.	7,000	142,604
Kyowa Exeo Corp.	7,000	74,490
Kyushu Electric Power Co. Inc.[a]	28,000	272,456
Lawson Inc.	7,000	460,052

Security	Shares	Value
Leopalace21 Corp.[a]	14,000	$91,414
Lintec Corp.	7,000	155,476
LIXIL Group Corp.	21,000	413,153
M3 Inc.	14,000	283,897
Makita Corp.	7,000	314,051
Marubeni Corp.	133,000	739,927
Maruha Nichiro Corp.	7,000	104,823
Marui Group Co. Ltd.	14,000	146,954
Marusan Securities Co. Ltd.	14,000	97,850
Matsuda Sangyo Co. Ltd.	7,000	79,675
Matsui Securities Co. Ltd.	7,000	59,890
Mazda Motor Corp.	42,000	875,112
McDonald’s Holdings Co. (Japan) Ltd.	7,000	153,808
Medipal Holdings Corp.	7,000	82,356
MEGMILK SNOW BRAND Co. Ltd.	7,000	96,718
MEIJI Holdings Co. Ltd.	7,000	775,295
Mie Bank Ltd. (The)	70,000	156,132
Miraca Holdings Inc.	7,000	315,839
MIRAIT Holdings Corp.	7,000	81,701
Misumi Group Inc.	7,000	264,291
Mitsubishi Chemical Holdings Corp.	91,000	475,743
Mitsubishi Corp.	98,000	1,725,314
Mitsubishi Electric Corp.	140,000	1,640,574
Mitsubishi Estate Co. Ltd.	70,000	1,420,381
Mitsubishi Heavy Industries Ltd.	210,000	1,171,166
Mitsubishi Materials Corp.	70,000	222,875
Mitsubishi Motors Corp.	42,000	358,984
Mitsubishi Tanabe Pharma Corp.	14,000	222,875
Mitsubishi UFJ Financial Group Inc.	868,000	4,672,340
Mitsubishi UFJ Lease & Finance Co. Ltd.	35,000	153,152
Mitsui & Co. Ltd.	119,000	1,526,693
Mitsui Chemicals Inc.	70,000	206,785
Mitsui Engineering & Shipbuilding Co. Ltd.	70,000	115,013
Mitsui Fudosan Co. Ltd.	70,000	1,788,065
Mitsui Mining & Smelting Co. Ltd.	70,000	147,789
Mitsui O.S.K. Lines Ltd.	70,000	238,369
Mitsumi Electric Co. Ltd.	14,000	108,100
Mizuho Financial Group Inc.	1,561,000	2,578,079
Monex Group Inc.	35,000	72,702
Mori Hills REIT Investment Corp.	70	99,281
MORI TRUST Sogo REIT Inc.	70	146,120
MOS Food Services Inc.	7,000	145,703

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2015

Security	Shares	Value
Moshi Moshi Hotline Inc.	7,000	$77,768
MS&AD Insurance Group Holdings Inc.	35,000	860,959
Murata Manufacturing Co. Ltd.	14,000	1,527,944
Nabtesco Corp.	7,000	182,650
Nagase & Co. Ltd.	7,000	87,839
Nagoya Railroad Co. Ltd.	70,000	276,508
NanoCarrier Co. Ltd.[a]	7,000	80,867
NEC Corp.	88,000	250,219
Net One Systems Co. Ltd.	200	1,202
Neturen Co. Ltd.	21,000	158,396
Nexon Co. Ltd.	7,000	69,365
NGK Insulators Ltd.	70,000	1,425,446
NGK Spark Plug Co. Ltd.	21,000	629,294
NHK Spring Co. Ltd.	14,000	127,647
Nichi-Iko Pharmaceutical Co. Ltd.	7,000	126,931
Nichicon Corp.	14,000	107,624
Nichii Gakkan Co.	7,000	73,358
Nidec Corp.	14,000	962,295
NIFTY Corp.	7,000	78,364
Nihon Nohyaku Co. Ltd.	7,000	83,131
Nihon Parkerizing Co. Ltd.	7,000	168,467
Nihon Unisys Ltd.	7,000	61,857
Nikkiso Co. Ltd.	7,000	62,155
Nikon Corp.	21,000	268,880
Nintendo Co. Ltd.	7,000	681,139
Nippon Building Fund Inc.	70	345,635
Nippon Coke & Engineering Co. Ltd.	35,000	32,776
Nippon Express Co. Ltd.	70,000	411,782
Nippon Konpo Unyu Soko Co. Ltd.	7,000	109,948
Nippon Light Metal Holdings Co. Ltd.	42,000	63,287
Nippon Paper Industries Co. Ltd.	7,000	111,199
Nippon Prologis REIT Inc.	70	165,309
Nippon Sheet Glass Co. Ltd.[a]	140,000	129,911
Nippon Signal Co. Ltd. (The)	7,000	76,695
Nippon Steel & Sumitomo Metal Corp.	490,000	1,157,579
Nippon Suisan Kaisha Ltd.[a]	21,000	73,120
Nippon Telegraph and Telephone Corp.	28,000	1,673,349
Nippon Yakin Kogyo Co. Ltd.[a]	21,000	42,370
Nippon Yusen K.K.	140,000	419,529
Nipro Corp.	7,000	61,738
Nishi-Nippon City Bank Ltd. (The)	70,000	230,026
Nishimatsuya Chain Co. Ltd.	7,000	56,017

Security	Shares	Value
Nissan Chemical Industries Ltd.	7,000	$130,388
Nissan Motor Co. Ltd.	168,000	1,453,812
Nissan Shatai Co. Ltd.	7,000	77,768
Nisshin Seifun Group Inc.	14,700	181,458
Nisshin Steel Co. Ltd.	14,000	146,954
Nissin Foods Holdings Co. Ltd.	7,000	380,198
Nitori Holdings Co. Ltd.	7,000	398,076
Nitto Denko Corp.	14,000	844,422
Nitto Kohki Co. Ltd.	7,000	131,103
NOK Corp.	7,000	203,805
Nomura Holdings Inc.	231,000	1,247,772
Nomura Real Estate Holdings Inc.	7,000	118,946
Nomura Real Estate Master Fund Inc.	70	88,018
Nomura Research Institute Ltd.	7,000	239,859
North Pacific Bank Ltd.	28,000	105,359
NSD Co. Ltd.	7,000	108,696
NSK Ltd.	70,000	832,503
NTT Data Corp.	7,000	269,059
NTT DOCOMO Inc.	105,000	1,792,236
NTT Urban Development Corp.	7,000	67,995
Obayashi Corp.	70,000	447,538
OBIC Co. Ltd.	7,000	236,879
Odakyu Electric Railway Co. Ltd.	70,000	686,502
Oji Holdings Corp.	70,000	266,377
Okabe Co. Ltd.	7,000	60,844
Okamoto Industries Inc.	70,000	257,438
Oki Electric Industry Co. Ltd.	70,000	144,213
Olympus Corp.[a]	14,000	491,040
Omron Corp.	14,000	566,722
Ono Pharmaceutical Co. Ltd.	7,000	744,903
Onoken Co. Ltd.	21,000	173,056
Orient Corp.[a]	49,000	73,835
Oriental Land Co. Ltd.	7,000	1,699,272
ORIX Corp.	91,000	1,059,013
Orix JREIT Inc.	140	210,480
Osaka Gas Co. Ltd.	140,000	556,115
OSG Corp.	7,000	129,971
OSJB Holdings Corp.	14,000	33,610
Otsuka Holdings Co. Ltd.	28,000	871,834
Paltac Corp.	7,000	88,733
Panasonic Corp.	154,000	1,772,511
Park24 Co. Ltd.	7,000	120,376
Penta-Ocean Construction Co. Ltd.	21,000	80,807
Pioneer Corp.[a]	28,000	53,156

SCHEDULES OF INVESTMENTS	61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2015

Security	Shares	Value
Proto Corp.	7,000	$110,126
Rakuten Inc.	56,000	782,803
Recruit Holdings Co. Ltd.[a]	7,000	204,997
Resona Holdings Inc.	147,000	736,345
Resorttrust Inc.	7,000	168,944
Ricoh Co. Ltd.	49,000	482,637
Rohm Co. Ltd.	7,000	455,880
Rohto Pharmaceutical Co. Ltd.	7,000	94,692
Round One Corp.	14,000	87,839
Royal Holdings Co. Ltd.	7,000	100,472
Sakata Seed Corp.	7,000	122,224
Sanrio Co. Ltd.[b]	7,000	174,426
Santen Pharmaceutical Co. Ltd.	7,000	438,599
SBI Holdings Inc.	14,000	151,722
Secom Co. Ltd.	14,000	819,274
Sega Sammy Holdings Inc.	14,000	183,782
Seibu Holdings Inc.	7,000	167,335
Seikagaku Corp.	7,000	123,892
Seiko Epson Corp.	7,600	312,178
Sekisui Chemical Co. Ltd.	70,000	771,123
Sekisui House Ltd.	35,000	454,689
Sekisui House SI Residential Investment Corp.	70	79,258
Sekisui Plastics Co. Ltd.	70,000	274,124
Senshu Ikeda Holdings Inc.	28,000	125,144
Seven & I Holdings Co. Ltd.	49,000	1,809,369
Seven Bank Ltd.	42,000	189,503
Sharp Corp./Japan[a,b]	140,000	276,508
Shikoku Electric Power Co. Inc.[a]	14,000	177,346
Shimachu Co. Ltd.	7,000	176,453
Shimano Inc.	7,000	933,214
Shimizu Corp.	70,000	487,464
Shin-Etsu Chemical Co. Ltd.	28,000	1,870,719
Shin-Etsu Polymer Co. Ltd.	21,000	94,573
Shinko Electric Industries Co. Ltd.	7,000	49,640
Shinko Plantech Co. Ltd.	14,000	105,121
Shinsei Bank Ltd.	140,000	256,247
Shionogi & Co. Ltd.	21,000	635,551
Shiseido Co. Ltd.	21,000	339,318
Shizuoka Bank Ltd. (The)	70,000	645,980
Showa Corp.	7,000	71,868
Showa Denko K.K.	140,000	179,968
Showa Shell Sekiyu K.K.	14,000	137,658
SKY Perfect JSAT Holdings Inc.	14,000	85,455
SMC Corp.	7,000	1,899,204

Security	Shares	Value
SoftBank Corp.	63,000	$3,734,466
Sohgo Security Services Co. Ltd.	7,000	180,564
Sojitz Corp.	112,000	145,882
Sompo Japan Nipponkoa Holdings Inc.	21,000	589,963
Sony Corp.	70,000	1,653,088
Sony Financial Holdings Inc.	14,000	196,535
Square Enix Holdings Co. Ltd.	7,000	155,238
Stanley Electric Co. Ltd.	7,000	157,681
Star Micronics Co. Ltd.	7,000	88,256
Start Today Co. Ltd.	7,000	142,843
Sumco Corp.	7,000	119,661
Sumitomo Chemical Co. Ltd.	70,000	278,892
Sumitomo Corp.	77,000	765,641
Sumitomo Dainippon Pharma Co. Ltd.	14,000	148,265
Sumitomo Electric Industries Ltd.	49,000	638,233
Sumitomo Forestry Co. Ltd.	7,000	65,671
Sumitomo Heavy Industries Ltd.	70,000	383,178
Sumitomo Metal Mining Co. Ltd.	70,000	1,011,876
Sumitomo Mitsui Construction Co. Ltd.[a]	56,000	79,138
Sumitomo Mitsui Financial Group Inc.	84,000	2,853,633
Sumitomo Mitsui Trust Holdings Inc.	210,000	744,605
Sumitomo Realty & Development Co. Ltd.	70,000	2,255,565
Sumitomo Rubber Industries Inc.	14,000	219,776
Suntory Beverage & Food Ltd.	7,000	247,010
Suruga Bank Ltd.	7,000	132,712
Suzuken Co. Ltd.	7,000	198,740
Suzuki Motor Corp.	28,000	895,313
Sysmex Corp.	7,000	315,839
T&D Holdings Inc.	42,000	478,943
Taiheiyo Cement Corp.	70,000	206,785
Taisei Corp.	70,000	409,399
Taiyo Yuden Co. Ltd.	7,000	88,137
Takara Bio Inc.	7,000	80,569
Takasago Thermal Engineering Co. Ltd.	7,000	88,435
Takeda Pharmaceutical Co. Ltd.	56,000	2,814,183
Tatsuta Electric Wire and Cable Co. Ltd.	7,000	29,439
TDK Corp.	7,000	441,578
Teijin Ltd.	70,000	210,361

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2015

Security	Shares	Value
Terumo Corp.	21,000	$525,782
THK Co. Ltd.	7,000	172,221
Tobu Railway Co. Ltd.	70,000	338,484
Tocalo Co. Ltd.	7,000	118,529
Toho Co. Ltd.	7,000	159,409
Toho Holdings Co. Ltd.	7,000	97,970
Tohoku Electric Power Co. Inc.	28,000	355,646
Tohokushinsha Film Corp.	14,000	101,426
Tokai Rika Co. Ltd.	7,000	145,643
Tokai Tokyo Financial Holdings Inc.	14,000	94,156
Tokio Marine Holdings Inc.	49,000	1,726,982
Tokyo Broadcasting System Holdings Inc.	7,000	80,628
Tokyo Electric Power Co. Inc.[a]	98,000	418,814
Tokyo Electron Ltd.	14,000	1,010,207
Tokyo Gas Co. Ltd.	140,000	841,800
Tokyo Seimitsu Co. Ltd.	7,000	143,617
Tokyo Steel Manufacturing Co. Ltd.	14,000	106,670
Tokyo Tatemono Co. Ltd.	70,000	476,738
Tokyu Construction Co. Ltd.	7,000	35,696
Tokyu Corp.	70,000	466,607
Tokyu Fudosan Holdings Corp.	35,000	219,299
TOKYU REIT Inc.	70	92,964
TOMONY Holdings Inc.	42,000	183,067
Topcon Corp.	7,000	140,399
Toppan Forms Co. Ltd.	7,000	73,418
Toppan Printing Co. Ltd.	70,000	471,970
Topre Corp.	7,000	97,135
TOPY Industries Ltd.	70,000	159,111
Toray Industries Inc.	70,000	601,583
Toshiba Corp.	280,000	1,131,299
Tosoh Corp.	70,000	381,986
Towa Bank Ltd. (The)	210,000	173,413
Toyo Seikan Group Holdings Ltd.	14,000	181,875
Toyo Suisan Kaisha Ltd.	7,000	248,797
Toyobo Co. Ltd.	70,000	94,752
Toyoda Gosei Co. Ltd.	7,000	155,536
Toyota Boshoku Corp.	7,000	93,321
Toyota Industries Corp.	14,000	761,589
Toyota Motor Corp.	189,000	12,300,728
Toyota Tsusho Corp.	14,000	335,147
Trend Micro Inc.	7,000	199,336
TS Tech Co. Ltd.	7,000	178,062
TSI Holdings Co. Ltd.	14,000	80,330
Tsukuba Bank Ltd. (The)	7,000	20,619

Security	Shares	Value
Tsumura & Co.	7,000	$160,363
Ube Industries Ltd.	70,000	105,478
Unicharm Corp.	21,000	584,689
United Urban Investment Corp.	140	224,901
UNY Group Holdings Co. Ltd.	21,000	121,389
USEN Corp.[a]	14,100	37,331
Ushio Inc.	7,000	81,761
USS Co. Ltd.	14,000	221,445
VT Holdings Co. Ltd.	14,000	56,493
Wacom Co. Ltd.	14,000	59,711
Wakita & Co. Ltd.	7,000	66,922
West Japan Railway Co.	14,000	724,403
Yahoo! Japan Corp.	98,000	332,882
Yakult Honsha Co. Ltd.	7,000	427,872
Yamada Denki Co. Ltd.	56,000	209,765
Yamaha Corp.	14,000	206,308
Yamaha Motor Co. Ltd.	21,000	466,965
Yamato Holdings Co. Ltd.	28,000	638,352
Yaskawa Electric Corp.	14,000	181,280
Yokogawa Electric Corp.	14,000	148,265
Yoshinoya Holdings Co. Ltd.	7,000	79,436
Zensho Holdings Co. Ltd.	7,000	63,347

		218,157,259
NEW ZEALAND — 0.77%
Air New Zealand Ltd.	30,170	57,152
Argosy Property Ltd.	62,650	51,610
Auckland International Airport Ltd.	63,140	203,930
Chorus Ltd.[a]	39,690	76,339
Contact Energy Ltd.	26,040	133,622
Fisher & Paykel Healthcare Corp. Ltd.	37,590	169,426
Fletcher Building Ltd.	45,780	278,443
Freightways Ltd.	12,740	55,203
Goodman Property Trust	71,260	61,030
Infratil Ltd.	40,740	93,438
Kathmandu Holdings Ltd.	17,920	26,143
Kiwi Property Group Ltd.	57,750	55,328
Meridian Energy Ltd.	77,560	107,801
Metlifecare Ltd.	17,640	61,455
Mighty River Power Ltd.	47,950	116,935
Nuplex Industries Ltd.	42,210	91,602
Precinct Properties New Zealand Ltd.	56,910	51,219
Ryman Healthcare Ltd.	25,060	150,055
Sky Network Television Ltd.	27,370	120,383

SCHEDULES OF INVESTMENTS	63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2015

Security	Shares	Value
SKYCITY Entertainment Group Ltd.	39,130	$111,614
Spark New Zealand Ltd.	120,960	289,716
Summerset Group Holdings Ltd.	21,280	47,880
Trade Me Group Ltd.	28,000	73,770
Xero Ltd.[a]	4,340	49,266
Z Energy Ltd.	23,310	83,746

		2,617,106
SINGAPORE — 4.77%
AIMS AMP Capital Industrial REIT	70,000	76,048
ARA Asset Management Ltd.	140,000	175,892
Ascendas Hospitality Trust	140,000	70,874
Ascendas India Trust	140,000	88,464
Ascendas REIT	140,000	254,527
Ascott Residence Trust	70,000	65,442
Asian Pay Television Trust	280,000	188,308
Biosensors International Group Ltd.[a]	210,000	100,103
Cache Logistics Trust	70,000	61,304
Cambridge Industrial Trust	140,000	70,357
CapitaCommercial Trust	140,000	183,135
CapitaLand Ltd.[b]	140,000	360,062
CapitaMall Trust Management Ltd.	140,000	216,244
CapitaRetail China Trust	70,000	88,722
CDL Hospitality Trusts	70,000	93,120
ComfortDelGro Corp. Ltd.	140,000	296,948
COSCO Corp. (Singapore) Ltd.	140,000	55,872
DBS Group Holdings Ltd.	99,200	1,450,867
Ezion Holdings Ltd.	78,700	73,867
Ezra Holdings Ltd.	289,820	113,521
Far East Hospitality Trust	140,000	87,429
First REIT	70,000	68,029
First Resources Ltd.	70,000	96,482
Frasers Centrepoint Trust	70,000	107,087
Frasers Commercial Trust	70,000	76,824
Genting Singapore PLC	420,000	335,230
Global Logistic Properties Ltd.	210,000	392,654
Golden Agri-Resources Ltd.	490,000	152,095
GuocoLeisure Ltd.	140,000	98,810
Hutchison Port Holdings Trust	420,000	300,300
Hyflux Ltd.	210,000	148,215
Indofood Agri Resources Ltd.	70,000	36,730
Keppel Corp. Ltd.	70,000	450,078
Keppel Land Ltd.	70,000	234,868
Keppel REIT	70,000	63,890
Lippo Malls Indonesia Retail Trust	280,000	73,461
Mapletree Commercial Trust	70,000	78,376

Security	Shares	Value
Mapletree Greater China Commercial Trust	140,000	$105,535
Mapletree Industrial Trust	70,000	79,152
Mapletree Logistics Trust	70,000	62,080
Neptune Orient Lines Ltd.[a]	70,000	52,250
Noble Group Ltd.	280,000	220,383
OUE Hospitality Trust	140,000	96,741
Oversea-Chinese Banking Corp. Ltd.	220,175	1,692,277
Sabana Shari’ah Compliant Industrial REIT	210,000	142,007
SATS Ltd.	70,000	153,130
SembCorp Industries Ltd.	70,000	222,969
SembCorp Marine Ltd.[b]	70,000	155,199
Silverlake Axis Ltd.	70,000	67,770
Singapore Airlines Ltd.	70,000	654,423
Singapore Exchange Ltd.	70,000	401,966
Singapore Post Ltd.	140,000	221,418
Singapore Press Holdings Ltd.	42,000	128,195
Singapore Technologies Engineering Ltd.	140,000	347,646
Singapore Telecommunications Ltd.	560,000	1,688,567
SMRT Corp. Ltd.	70,000	90,533
Soilbuild Business Space REIT	280,000	161,407
Starhill Global REIT	140,000	85,877
StarHub Ltd.	70,000	216,244
Suntec REIT	140,000	194,516
Super Group Ltd.	70,000	57,424
United Overseas Bank Ltd.	70,000	1,199,172
Vard Holdings Ltd.[a]	70,000	26,125
Wheelock Properties (Singapore) Ltd.	70,000	96,999
Wilmar International Ltd.	140,000	333,161
Wing Tai Holdings Ltd.	70,000	94,672
Yangzijiang Shipbuilding Holdings Ltd.	140,000	128,298
Yanlord Land Group Ltd.[b]	70,000	52,250
Yoma Strategic Holdings Ltd.[a,b]	140,000	55,872

		16,168,493

TOTAL COMMON STOCKS
(Cost: $346,646,076)		335,993,212

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2015

Security	Shares	Value

RIGHTS — 0.00%

SINGAPORE — 0.00%
Yoma Strategic Holdings Ltd.[a]	31,333	$3,705

		3,705

TOTAL RIGHTS
(Cost: $0)		3,705

SHORT-TERM INVESTMENTS — 0.57%

MONEY MARKET FUNDS — 0.57%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.15%[c,d,e]	1,605,979	1,605,979
BlackRock Cash Funds: Prime,
SL Agency Shares
0.14%[c,d,e]	96,608	96,608
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[c,d]	228,451	228,451

		1,931,038

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,931,038)		1,931,038

TOTAL INVESTMENTS IN SECURITIES — 99.70%
(Cost: $348,577,114)		337,927,955
Other Assets, Less Liabilities — 0.30%		1,028,284

NET ASSETS — 100.00%		$338,956,239

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Consolidated Schedule of Investments   (Unaudited)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 97.95%

AUSTRALIA — 5.09%
Adelaide Brighton Ltd.	30,233	$84,286
AGL Energy Ltd.	40,365	446,366
ALS Ltd.	26,354	100,564
Alumina Ltd.[a]	166,539	251,603
Amcor Ltd.	76,503	761,390
AMP Ltd.	189,516	851,569
Ansell Ltd.	10,253	181,009
APA Group	73,599	465,400
ARB Corp. Ltd.	10,206	92,037
Ardent Leisure Group	64,591	139,835
Aristocrat Leisure Ltd.	37,800	206,646
Arrium Ltd.	392,269	62,623
Asciano Ltd.	60,594	284,541
Astro Japan Property Trust	50,768	197,678
ASX Ltd.	10,383	308,391
Atlas Iron Ltd.[b]	213,295	28,238
Aurizon Holdings Ltd.	126,186	486,423
AusNet Services	109,793	119,702
Australia and New Zealand Banking Group Ltd.	170,902	4,391,968
Automotive Holdings Group	24,742	72,832
Aveo Group	35,257	62,601
AWE Ltd.[a]	60,606	63,480
Bank of Queensland Ltd.	22,567	219,851
Beach Energy Ltd.	106,428	79,566
Bendigo & Adelaide Bank Ltd.	24,381	254,042
BHP Billiton Ltd.	201,971	4,602,157
BlueScope Steel Ltd.[a]	34,531	135,262
Boral Ltd.	48,101	209,768
Bradken Ltd.	15,019	31,930
Brambles Ltd.	98,348	811,838
BWP Trust	44,654	99,107
Cabcharge Australia Ltd.	16,724	56,654
Caltex Australia Ltd.	10,100	262,861
Cardno Ltd.	10,147	23,390
carsales.com Ltd.	17,332	139,022
Challenger Ltd.	39,343	193,328
Charter Hall Group	28,243	106,452
Charter Hall Retail REIT	23,497	80,330
Coca-Cola Amatil Ltd.	33,176	250,607
Cochlear Ltd.	3,705	239,477
Commonwealth Bank of Australia	103,407	7,193,585
Computershare Ltd.	31,238	282,918

Security	Shares	Value
Crown Resorts Ltd.	23,018	$243,963
CSL Ltd.	30,873	2,114,525
CSR Ltd.	41,985	130,783
Decmil Group Ltd.	24,624	24,066
Dexus Property Group	56,296	338,010
Domino’s Pizza Enterprises Ltd.	5,643	115,311
Downer EDI Ltd.	33,639	110,287
Drillsearch Energy Ltd.[a]	91,193	55,393
DUET Group	95,206	185,354
DuluxGroup Ltd.	32,358	150,689
Echo Entertainment Group Ltd.	49,023	154,615
Fairfax Media Ltd.	149,707	104,926
Federation Centres	111,454	262,988
FlexiGroup Ltd.	33,122	75,834
Flight Centre Travel Group Ltd.	3,481	102,496
Fortescue Metals Group Ltd.	106,615	195,942
G.U.D Holdings Ltd.	18,694	114,280
G8 Education Ltd.	21,260	69,536
Goodman Fielder Ltd.	137,940	68,749
Goodman Group	103,656	494,827
GPT Group (The)	92,895	326,986
GrainCorp Ltd. Class A	15,055	104,462
GWA Group Ltd.	38,595	79,648
Harvey Norman Holdings Ltd.	39,578	121,744
iiNET Ltd.	13,643	79,684
Iluka Resources Ltd.	25,852	142,335
IMF Bentham Ltd.	74,005	123,908
Incitec Pivot Ltd.	98,170	275,984
Independence Group NL	23,934	92,261
Insurance Australia Group Ltd.	147,548	735,379
Investa Office Fund	58,697	176,442
Invocare Ltd.	12,141	123,385
IOOF Holdings Ltd.	18,839	138,493
Iress Ltd.	16,152	129,935
James Hardie Industries SE	30,013	304,312
JB Hi-Fi Ltd.[b]	7,283	95,000
Karoon Gas Australia Ltd.[a,b]	15,939	26,315
Leighton Holdings Ltd.	6,664	107,061
Lend Lease Group	34,662	450,244
Liquefied Natural Gas Ltd.[a,b]	26,063	60,484
M2 Group Ltd.	19,911	139,551
Macquarie Atlas Roads Group	38,854	89,260
Macquarie Group Ltd.	18,188	880,287
Magellan Financial Group Ltd.	8,769	130,636
McMillan Shakespeare Ltd.	6,182	55,364

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Mesoblast Ltd.[a,b]	20,776	$65,041
Metcash Ltd.	63,444	72,134
Mineral Resources Ltd.	12,424	65,211
Mirvac Group	217,421	326,781
MMA Offshore Ltd.	46,997	29,279
Monadelphous Group Ltd.[b]	6,141	39,024
Mount Gibson Iron Ltd.	126,526	21,184
Myer Holdings Ltd.	49,072	59,424
National Australia Bank Ltd.	145,965	4,050,071
Navitas Ltd.	18,642	77,959
Newcrest Mining Ltd.[a]	49,709	524,920
Northern Star Resources Ltd.	33,512	46,845
Novion Property Group	123,527	223,176
Nufarm Ltd.	21,317	94,458
Orica Ltd.	22,774	321,718
Origin Energy Ltd.	72,178	600,308
Orora Ltd.	97,161	161,165
OZ Minerals Ltd.	24,143	72,761
Pacific Brands Ltd.	161,251	61,531
Paladin Energy Ltd.[a]	150,442	44,520
PanAust Ltd.	29,682	27,969
Perpetual Ltd.	3,504	134,199
Platinum Asset Management Ltd.	14,280	96,749
Premier Investments Ltd.	5,548	44,372
Primary Health Care Ltd.	39,318	141,765
Qantas Airways Ltd.[a]	68,497	139,223
QBE Insurance Group Ltd.	86,564	715,238
Qube Logistics Holdings Ltd.	54,603	99,502
Ramsay Health Care Ltd.	8,501	393,568
REA Group Ltd.	3,625	139,878
Recall Holdings Ltd.	26,142	145,560
Rio Tinto Ltd.	27,333	1,225,198
SAI Global Ltd.	25,664	78,544
Sandfire Resources NL	15,544	51,688
Santos Ltd.	59,922	367,714
Scentre Group[a]	334,412	989,609
Seek Ltd.	21,341	296,655
Senex Energy Ltd.[a,b]	207,529	44,444
Seven West Media Ltd.	58,441	59,619
Shopping Centres Australasia Property Group	73,804	110,926
Sigma Pharmaceuticals Ltd.	122,101	76,069
Sims Metal Management Ltd.[b]	15,700	132,901
Sirius Resources NLa,b	23,758	46,439
Sirtex Medical Ltd.	5,589	117,298

Security	Shares	Value
Skilled Group Ltd.	29,771	$30,371
Sonic Healthcare Ltd.	22,781	334,235
Southern Cross Media Group Ltd.	54,578	44,840
Spark Infrastructure Group	100,019	166,684
Stockland	137,208	468,006
Suncorp Group Ltd.	80,849	926,788
Super Retail Group Ltd.	10,038	68,243
Sydney Airport	56,778	220,637
Tabcorp Holdings Ltd.	54,340	193,390
Tatts Group Ltd.	83,023	249,565
Telstra Corp. Ltd.	279,328	1,413,924
Ten Network Holdings Ltd.[a,b]	182,578	28,437
Toll Holdings Ltd.	42,493	204,836
TPG Telecom Ltd.	19,820	103,413
Transfield Services Ltd.[a]	47,861	52,926
Transpacific Industries Group Ltd.	135,018	86,745
Transurban Group	113,341	812,914
Treasury Wine Estates Ltd.	41,314	158,293
UGL Ltd.	30,514	42,654
Virtus Health Ltd.	18,620	116,438
Vocus Communications Ltd.	16,254	78,605
Wesfarmers Ltd.	69,788	2,369,004
Western Areas Ltd.	20,854	65,285
Westfield Corp.	123,229	946,211
Westpac Banking Corp.	193,061	5,180,933
Whitehaven Coal Ltd.[a,b]	61,328	59,221
Woodside Petroleum Ltd.	44,894	1,198,470
Woolworths Ltd.	78,863	1,951,755
WorleyParsons Ltd.	13,290	99,563

		65,338,084
AUSTRIA — 0.21%
AMAG Austria Metall AGc	391	12,231
ams AG	5,325	209,516
Andritz AG	4,981	269,799
BUWOG AGa	4,522	88,381
CA Immobilien Anlagen AGb	5,084	103,009
conwert Immobilien Invest SE	5,441	63,241
Erste Group Bank AG	17,965	389,741
EVN AG	1,819	20,067
Flughafen Wien AG	1,092	94,626
IMMOFINANZ AGa	55,710	127,241
Lenzing AG	776	50,229
Mayr-Melnhof Karton AG	439	45,288
Oesterreichische Post AG	2,782	137,817

CONSOLIDATED SCHEDULES OF INVESTMENTS	67

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
OMV AG	9,689	$241,358
Raiffeisen International Bank Holding AGb	7,034	82,550
RHI AG	1,970	51,797
S IMMO AG	12,575	97,203
Schoeller-Bleckmann Oilfield Equipment AG	988	58,299
Semperit AG Holding	860	38,042
UNIQA Insurance Group AG	7,617	64,466
Vienna Insurance Group AG	2,799	118,808
Voestalpine AG	7,481	266,343
Wienerberger AG	7,385	104,378

		2,734,430
BELGIUM — 0.98%
Ackermans & van Haaren NV	1,458	173,166
Ageas	13,065	447,161
Agfa-Gevaert NVa	30,647	71,554
Anheuser-Busch InBev NV	50,516	6,162,219
Barco NV	1,346	86,562
Befimmo SA	2,240	170,849
Belgacom SA	8,760	326,163
Cofinimmo SA	1,215	148,418
Colruyt SA	4,013	185,056
Compagnie d’Entreprises CFE SA	546	52,002
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	6,303	523,702
Elia System Operator SA	1,549	67,970
Euronav SAa	6,608	77,476
EVS Broadcast Equipment SA	2,231	75,200
Fagron	2,534	103,428
Galapagos NVa	6,119	125,533
GIMV NV	2,465	111,404
Groupe Bruxelles Lambert SA	4,132	342,386
Ion Beam Applications SAa	6,050	118,621
KBC Groep NVa	15,906	856,443
Kinepolis Group NV	3,383	148,503
Mobistar SAa	3,928	87,144
NV Bekaert SA	2,744	82,846
Nyrstar NVa	29,480	110,745
SA D’Ieteren NV	1,020	32,942
Solvay SA	3,418	467,088
Telenet Group Holding NVa	2,963	164,522
Tessenderlo Chemie NVa,b	3,703	95,754
ThromboGenics NVa,b	3,481	27,281

Security	Shares	Value
UCB SA	8,220	$639,756
Umicore SA	6,358	266,073
Warehouses De Pauw SCA	2,448	187,846

		12,535,813
BRAZIL — 1.05%
Abril Educacao SAa	10,800	38,988
Aliansce Shopping Centers SA	10,600	63,580
ALL — America Latina Logistica SA	32,100	46,042
AMBEV SA	293,400	1,927,070
Arezzo Industria e Comercio SA	3,900	34,057
B2W Companhia Global do Varejo[a]	6,917	58,754
Banco Bradesco SA	38,490	480,372
Banco do Brasil SA	55,000	423,329
BB Seguridade Participacoes SA	46,600	510,409
BM&F Bovespa SA	120,500	408,520
BR Malls Participacoes SA	27,200	154,331
BR Properties SA	14,700	48,796
Brasil Brokers Participacoes SA	80,900	81,376
BRF SA	42,000	1,007,362
CCR SA	54,900	312,522
Centrais Eletricas Brasileiras SA	20,900	39,944
CETIP SA — Mercados Organizados	17,605	225,949
Cielo SA	46,300	689,964
Companhia de Saneamento Basico do Estado de Sao Paulo	19,200	95,135
Companhia de Saneamento de Minas Gerais SA	5,200	32,934
Companhia Hering SA	11,100	75,221
Companhia Siderurgica Nacional SA	46,600	72,221
Cosan Logistica SAa	36,200	29,535
Cosan SA Industria e Comercio	9,600	87,731
CPFL Energia SA	14,700	92,224
Cyrela Brazil Realty SA Empreendimentos e Participacoes	24,800	99,876
Duratex SA	18,519	51,262
EcoRodovias Infraestrutura e Logistica SA	7,500	28,975
EDP Energias do Brasil SA	18,300	59,041
Embraer SA	42,800	378,538

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Equatorial Energia SA	13,528	$125,997
Estacio Participacoes SA	21,100	131,197
Eternit SA	60,800	69,765
Even Construtora e Incorporadora SA	36,300	58,557
EZ TEC Empreendimentos e Participacoes SA	6,400	39,341
Fibria Celulose SAa	16,100	193,737
Gafisa SA	50,800	35,959
Helbor Empreendimentos SA	25,050	36,490
Hypermarcas SAa	19,400	131,757
Iochpe-Maxion SA	8,800	36,653
JBS SA	56,800	242,080
JHSF Participacoes SA	25,800	20,665
Julio Simoes Logistica SA	5,900	23,915
Klabin SA	29,200	148,926
Kroton Educacional SA	91,108	417,491
Light SA	8,000	42,203
Localiza Rent A Car SA	10,025	130,345
Lojas Renner SA	8,400	220,624
LPS Brasil — Consultoria de Imoveis SA	12,300	26,165
M Dias Branco SA	1,900	58,610
Marfrig Global Foods SAa	24,800	46,196
Mills Estruturas e Servicos de Engenharia SA	10,800	23,135
MRV Engenharia e Participacoes SA	24,600	63,328
Multiplan Empreendimentos Imobiliarios SA	5,300	95,152
Multiplus SA	3,500	45,311
Natura Cosmeticos SA	9,200	107,451
Odontoprev SA	19,900	76,584
PDG Realty SA Empreendimentos e Participacoes[a]	99,200	19,218
Petroleo Brasileiro SA	186,600	558,924
Porto Seguro SA	7,100	71,682
Qualicorp SAa	14,900	147,379
Raia Drogasil SA	14,600	140,604
Rossi Residencial SAa	1	1
Sao Martinho SA	4,300	54,563
Sonae Sierra Brasil SA	6,000	34,759
Souza Cruz SA	21,900	183,493
Sul America SA Units	13,395	56,940

Security	Shares	Value
Tecnisa SA	41,400	$48,584
Tegma Gestao Logistica SA	5,900	30,443
TIM Participacoes SA	52,700	232,460
Totvs SA	9,000	112,559
Tractebel Energia SA	9,300	107,891
Ultrapar Participacoes SA	25,300	499,553
Vale SA	84,700	587,239
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	6,000	85,947
WEG SA	17,980	214,351

		13,488,282
CANADA — 6.92%
Advantage Oil & Gas Ltd.[a]	11,360	47,753
Aecon Group Inc.	8,695	67,204
AG Growth International Inc.	764	32,598
AGF Management Ltd. Class B	5,866	33,310
Agnico Eagle Mines Ltd.	13,623	460,278
Agrium Inc.	8,989	961,109
Aimia Inc.	12,929	138,982
Alacer Gold Corp.	15,669	36,826
Alaris Royalty Corp.	3,715	97,567
Algonquin Power & Utilities Corp.	8,260	65,926
Alimentation Couche-Tard Inc. Class B	27,496	1,079,716
Allied Properties Real Estate Investment Trust	2,045	64,514
AltaGas Ltd.	9,549	323,383
ARC Resources Ltd.	19,361	351,199
Argonaut Gold Inc.[a]	13,637	26,673
Artis Real Estate Investment Trust	508	6,230
ATCO Ltd. Class I NVS	5,548	215,234
Athabasca Oil Corp.[a,b]	21,090	30,938
ATS Automation Tooling Systems Inc.[a]	8,723	99,754
AuRico Gold Inc.	15,790	62,390
AutoCanada Inc.	1,534	39,174
Avigilon Corp.[a,b]	2,801	42,746
B2Gold Corp.[a]	39,327	77,541
Badger Daylighting Ltd.	3,741	66,680
Bank of Montreal	39,837	2,291,346
Bank of Nova Scotia (The)	75,203	3,621,511
Bankers Petroleum Ltd.[a]	20,627	47,503
Barrick Gold Corp.	72,405	927,940

CONSOLIDATED SCHEDULES OF INVESTMENTS	69

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Baytex Energy Corp.	10,373	$161,328
BCE Inc.	14,577	670,936
Bellatrix Exploration Ltd.[a,b]	11,420	23,147
Birchcliff Energy Ltd.[a]	8,995	48,240
Bird Construction Inc.	11,625	101,860
Black Diamond Group Ltd.	4,407	35,139
BlackBerry Ltd.[a,b]	33,084	336,854
BlackPearl Resources Inc.[a]	19,102	13,860
Boardwalk Real Estate Investment Trust	1,308	63,267
Bombardier Inc. Class B	86,037	196,780
Bonavista Energy Corp.	10,244	48,475
Bonterra Energy Corp.	2,802	87,842
Brookfield Asset Management Inc. Class A	34,771	1,775,640
CAE Inc.	18,566	229,156
Calfrac Well Services Ltd.[b]	6,662	42,874
Calloway Real Estate Investment Trust	1,734	43,393
Cameco Corp.	26,342	371,462
Canaccord Genuity Group Inc.	8,529	42,916
Canadian Apartment Properties Real Estate Investment Trust	6,571	147,542
Canadian Energy Services & Technology Corp.	13,570	57,471
Canadian Imperial Bank of Commerce/Canada	24,934	1,734,043
Canadian National Railway Co.	52,569	3,471,018
Canadian Natural Resources Ltd.	69,706	2,025,292
Canadian Oil Sands Ltd.	28,740	177,932
Canadian Pacific Railway Ltd.	11,474	2,004,138
Canadian Real Estate Investment Trust	1,281	48,716
Canadian Tire Corp. Ltd. Class A NVS	4,618	426,818
Canadian Utilities Ltd. Class A	6,800	225,943
Canadian Western Bank	6,094	123,855
Canexus Corp.[b]	10,968	20,501
Canfor Corp.[a]	6,332	158,556
Canyon Services Group Inc.	6,349	35,301
Capital Power Corp.	6,574	131,122
Capstone Mining Corp.[a]	22,438	20,528
Catamaran Corp.[a]	13,340	667,552
CCL Industries Inc. Class B	2,030	210,293
Celestica Inc.[a]	11,711	131,523

Security	Shares	Value
Cenovus Energy Inc.	49,738	$944,196
Centerra Gold Inc.	10,640	63,943
CGI Group Inc. Class Aa	14,503	575,911
Chartwell Retirement Residences	772	7,696
China Gold International Resources Corp. Ltd.[a]	13,612	23,296
CI Financial Corp.	14,341	366,456
Cineplex Inc.	5,453	194,346
Cogeco Cable Inc.	2,040	117,449
Cominar Real Estate Investment Trust	345	5,281
Constellation Software Inc./Canada	1,215	337,387
Corus Entertainment Inc. Class B	5,370	91,353
Cott Corp.	7,545	57,482
Crescent Point Energy Corp.	25,143	598,855
Crew Energy Inc.[a]	7,320	30,193
Denison Mines Corp.[a,b]	39,365	33,840
Detour Gold Corp.[a,b]	9,301	95,361
DH Corp.	6,006	168,108
Dollarama Inc.	8,094	385,246
Dominion Diamond Corp.[a]	6,549	109,034
Dorel Industries Inc. Class B	2,286	65,644
Dream Unlimited Corp. Class Aa	3,661	25,553
Dundee Corp. Class Aa	2,801	26,553
Dundee Precious Metals Inc.[a]	10,513	29,683
Eldorado Gold Corp.	45,636	219,551
Element Financial Corp.[a]	17,628	187,687
Empire Co. Ltd. Class A	3,291	240,086
Enbridge Inc.	53,862	2,614,619
Enbridge Income Fund Holdings Inc.	7,130	231,509
Encana Corp.	48,047	588,864
Endeavour Mining Corp.[a]	87,603	41,454
Endeavour Silver Corp.[a,b]	20,523	56,489
EnerCare Inc.	12,656	142,635
Enerflex Ltd.	5,700	71,927
Enerplus Corp.	14,577	141,752
Ensign Energy Services Inc.[b]	9,549	66,349
Extendicare Inc.	12,656	68,074
Fairfax Financial Holdings Ltd.	1,402	746,362
Finning International Inc.	10,930	180,593
First Capital Realty Inc.	2,784	42,859
First Majestic Silver Corp.[a,b]	7,122	44,093
First Quantum Minerals Ltd.	38,330	350,365

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
FirstService Corp.	2,998	$158,063
Fortis Inc./Canada	17,241	569,873
Fortuna Silver Mines Inc.[a,b]	16,972	82,454
Franco-Nevada Corp.	10,394	601,122
Freehold Royalties Ltd.	3,698	51,972
Gabriel Resources Ltd.[a,b]	58,573	35,108
Genworth MI Canada Inc.	2,322	57,906
George Weston Ltd.	3,206	254,670
Gibson Energy Inc.	9,221	164,428
Gildan Activewear Inc.	8,003	468,207
Goldcorp Inc.	51,117	1,237,258
Great-West Lifeco Inc.	17,256	438,358
H&R Real Estate Investment Trust	6,303	121,392
Home Capital Group Inc.	4,684	155,154
HudBay Minerals Inc.	14,742	107,546
Husky Energy Inc.	21,582	465,529
IAMGOLD Corp.[a,b]	30,731	82,405
IGM Financial Inc.	6,266	215,513
Imperial Metals Corp.[a]	3,423	24,162
Imperial Oil Ltd.	19,668	732,770
Industrial Alliance Insurance and Financial Services Inc.	6,906	220,369
Innergex Renewable Energy Inc.	11,371	106,899
Intact Financial Corp.	9,011	603,505
Inter Pipeline Ltd.	21,797	567,982
Ithaca Energy Inc.[a,b]	20,985	20,026
Ivanhoe Mines Ltd.[a]	28,520	17,095
Jean Coutu Group PJC Inc. (The) Class A	7,293	146,613
Just Energy Group Inc.	7,080	36,016
Keyera Corp.	6,071	359,103
Killam Properties Inc.	10,241	89,733
Kinross Gold Corp.[a]	67,105	228,102
Labrador Iron Ore Royalty Corp.	5,862	80,166
Lake Shore Gold Corp.[a]	52,600	47,292
Laurentian Bank of Canada	1,697	62,650
Legacy Oil & Gas Inc. Class Aa	10,649	12,934
Lightstream Resources Ltd.	26,803	16,066
Linamar Corp.	3,500	200,927
Loblaw Companies Ltd.	14,720	732,895
Lucara Diamond Corp.	38,324	63,473
Lundin Mining Corp.[a]	38,613	137,648
MacDonald Dettwiler & Associates Ltd.	2,585	190,294

Security	Shares	Value
Magna International Inc. Class A	14,106	$1,358,257
Mainstreet Equity Corp.[a]	3,421	91,329
Major Drilling Group International Inc.	10,942	58,682
Manitoba Telecom Services Inc.	968	19,582
Manulife Financial Corp.	117,013	1,880,772
Maple Leaf Foods Inc.	7,767	124,840
Martinrea International Inc.	7,289	54,210
Medical Facilities Corp.	5,407	83,539
MEG Energy Corp.[a,b]	9,886	151,103
Methanex Corp.	6,173	273,414
Metro Inc. Class A	5,330	422,718
Morguard Real Estate Investment Trust	4,256	61,963
Morneau Shepell Inc.	9,073	122,505
Mullen Group Ltd.	6,401	102,935
National Bank of Canada	21,007	732,457
Nevsun Resources Ltd.	9,682	33,522
New Gold Inc.[a]	25,620	112,547
Newalta Corp.	5,865	61,289
Norbord Inc.	2,937	65,506
North West Co. Inc. (The)	6,406	134,188
Northern Property Real Estate Investment Trust	4,360	84,762
Northland Power Inc.	5,848	78,868
Novagold Resources Inc.[a,b]	24,629	93,819
NuVista Energy Ltd.[a]	10,184	57,348
OceanaGold Corp.[a]	20,599	45,489
Onex Corp.	5,836	321,039
Open Text Corp.	8,334	473,637
Osisko Gold Royalties Ltd.	5,148	69,387
Pacific Rubiales Energy Corp.	20,999	48,856
Painted Pony Petroleum Ltd.[a]	6,267	33,956
Pan American Silver Corp.	11,175	131,144
Paramount Resources Ltd.[a,b]	3,772	84,814
Parex Resources Inc.[a]	9,009	48,884
Parkland Fuel Corp.	7,001	120,866
Pason Systems Inc.	6,117	86,404
Pembina Pipeline Corp.	22,007	685,229
Pengrowth Energy Corp.[b]	32,629	87,494
Penn West Petroleum Ltd.	26,627	40,320
Peyto Exploration & Development Corp.	9,970	252,405
Poseidon Concepts Corp.[a]	293	—
Potash Corp. of Saskatchewan Inc.	52,610	1,919,428

CONSOLIDATED SCHEDULES OF INVESTMENTS	71

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Power Corp. of Canada	22,324	$539,459
Power Financial Corp.	14,469	391,295
PrairieSky Royalty Ltd.	9,230	199,239
Precision Drilling Corp.	18,809	96,274
Premier Gold Mines Ltd.[a]	21,104	34,121
Pretium Resources Inc.[a,b]	5,356	36,032
Primero Mining Corp.[a,b]	9,742	39,185
Progressive Waste Solutions Ltd.	7,294	208,589
Prometic Life Sciences Inc.[a]	34,787	52,128
Quebecor Inc. Class B	6,513	163,602
Raging River Exploration Inc.[a,b]	11,925	69,408
Redknee Solutions Inc.[a,b]	10,139	23,189
Reitmans Canada Ltd. Class A	7,014	44,807
Restaurant Brands International Inc.[a]	12,228	474,866
RioCan REIT	6,774	157,283
Ritchie Bros. Auctioneers Inc.	6,555	164,657
RMP Energy Inc.[a]	12,603	43,039
Rogers Communications Inc. Class B	21,366	761,320
Romarco Minerals Inc.[a,b]	166,793	74,981
RONA Inc.	11,481	115,811
Royal Bank of Canada	88,068	4,982,845
Russel Metals Inc.	5,087	93,961
Saputo Inc.	15,956	459,823
Savanna Energy Services Corp.	12,642	22,433
Secure Energy Services Inc.	8,536	99,299
SEMAFO Inc.[a]	18,194	63,854
Shaw Communications Inc. Class B	23,950	554,196
ShawCor Ltd.	4,614	126,999
Sherritt International Corp.	14,364	24,243
Silver Standard Resources Inc.[a]	6,551	40,455
Silver Wheaton Corp.	21,693	499,404
SNC-Lavalin Group Inc.	9,741	323,048
Stantec Inc.	6,394	157,587
Sun Life Financial Inc.	38,922	1,192,877
Suncor Energy Inc.	94,495	2,824,528
Superior Plus Corp.	10,450	100,548
Surge Energy Inc.	13,267	26,891
Tahoe Resources Inc.	5,901	80,700
Talisman Energy Inc.	63,534	480,031
Taseko Mines Ltd.[a,b]	24,659	17,698
Teck Resources Ltd. Class B	36,171	469,272
Tekmira Pharmaceuticals Corp.[a,b]	1,472	37,939

Security	Shares	Value
TELUS Corp. NVS	6,490	$223,115
Thompson Creek Metals Co. Inc.[a,b]	11,645	14,511
Thomson Reuters Corp.	21,700	834,490
TMX Group Ltd.	2,046	75,953
TORC Oil & Gas Ltd.	6,551	42,625
Torex Gold Resources Inc.[a]	77,940	89,130
Toromont Industries Ltd.	6,523	142,092
Toronto-Dominion Bank (The)	114,142	4,555,058
Total Energy Services Inc.	6,452	66,405
Tourmaline Oil Corp.[a]	10,906	300,529
TransAlta Corp.	15,481	135,769
TransCanada Corp.	46,038	2,052,911
Transcontinental Inc. Class A	8,998	107,370
TransForce Inc.	6,798	154,623
TransGlobe Energy Corp.	7,823	22,828
Trican Well Service Ltd.	10,128	39,140
Trilogy Energy Corp.	5,113	26,211
Trinidad Drilling Ltd.[b]	12,351	41,594
Turquoise Hill Resources Ltd.[a,b]	50,862	148,019
Valeant Pharmaceuticals International Inc.[a]	20,522	3,288,343
Valener Inc.	10,649	142,188
Veresen Inc.	16,217	206,813
Vermilion Energy Inc.	6,317	278,846
Wajax Corp.	3,377	64,586
West Fraser Timber Co. Ltd.	4,688	269,829
Westport Innovations Inc.[a,b]	8,116	27,012
Westshore Terminals Investment Corp.	4,427	111,727
Whitecap Resources Inc.	16,723	163,676
Wi-Lan Inc.	21,223	57,077
WSP Global Inc.	4,608	124,908
Yamana Gold Inc.	51,402	213,238

		88,877,189
CHILE — 0.29%
AES Gener SA	125,653	64,777
Aguas Andinas SA Series A	137,173	78,619
Banco de Chile	1,388,024	153,148
Banco de Credito e Inversiones	2,327	97,507
Banco Santander Chile	5,254,283	249,702
CAP SA	4,884	11,975
Cencosud SA	86,832	212,719
Cia. Cervecerias Unidas SA	11,634	106,539
Colbun SA	660,428	179,825

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
CorpBanca SA	7,992,419	$88,513
E.CL SA	57,172	89,338
Empresa Nacional de Electricidad SA/Chile	244,933	350,800
Empresa Nacional de Telecomunicaciones SA	6,332	59,524
Empresas CMPC SA	80,119	199,146
Empresas COPEC SA	34,531	391,034
Enersis SA	1,495,742	463,421
Inversiones Aguas Metropolitanas SA	35,684	55,111
LATAM Airlines Group SAa	22,498	237,520
Multiexport Foods SAa	104,408	20,942
Parque Arauco SA	35,939	63,794
SACI Falabella	65,322	428,819
Sonda SA	31,719	76,848
Vina Concha y Toro SA	31,702	57,305

		3,736,926
CHINA — 4.73%
AAC Technologies Holdings Inc.[b]	49,500	317,302
Agile Property Holdings Ltd.	114,250	69,699
Agricultural Bank of China Ltd. Class H	1,423,000	697,428
Air China Ltd. Class H	140,000	134,342
Ajisen (China) Holdings Ltd.	90,000	52,235
Alibaba Pictures Group Ltd.[a]	320,000	63,560
Aluminum Corp. of China Ltd. Class Ha	264,000	121,217
Anhui Conch Cement Co. Ltd. Class H	83,000	279,937
Anta Sports Products Ltd.	80,000	140,946
Anxin-China Holdings Ltd.	692,000	47,303
Asian Citrus Holdings Ltd.[a]	381,000	40,786
AviChina Industry & Technology Co. Ltd. Class H	180,000	116,775
Bank of China Ltd. Class H	5,161,000	2,888,911
Bank of Communications Co. Ltd. Class H	594,000	499,511
BBMG Corp. Class H	94,500	82,880
Beijing Capital International Airport Co. Ltd. Class H	130,000	123,572
Beijing Enterprises Holdings Ltd.	35,500	271,744
Beijing Enterprises Water Group Ltd.	318,000	210,405
Belle International Holdings Ltd.	298,000	337,844

Security	Shares	Value
Biostime International Holdings Ltd.	19,000	$51,707
Bosideng International Holdings Ltd.	290,000	37,403
Brilliance China Automotive Holdings Ltd.	206,000	377,813
BYD Co. Ltd. Class Hb	43,000	157,229
China Agri-Industries Holdings Ltd.	202,100	81,848
China BlueChemical Ltd. Class H	168,000	58,504
China Cinda Asset Management Co. Ltd.[a]	385,000	182,734
China CITIC Bank Corp. Ltd. Class H	573,000	424,945
China Coal Energy Co. Class Hb	311,000	171,277
China Communications Construction Co. Ltd. Class H	306,000	333,495
China Communications Services Corp. Ltd. Class H	176,000	79,450
China Construction Bank Corp. Class H	4,657,000	3,742,010
China COSCO Holdings Co. Ltd. Class Ha,b	247,000	122,650
China Everbright International Ltd.	179,000	265,036
China Everbright Ltd.	72,000	156,010
China Gas Holdings Ltd.	148,000	229,826
China High Speed Transmission Equipment Group Co. Ltd.[a]	110,000	77,889
China Huishan Dairy Holdings Co. Ltd.[b]	510,000	81,565
China International Marine Containers (Group) Co. Ltd. Class H	41,100	79,090
China Life Insurance Co. Ltd. Class H	485,000	1,914,140
China Longyuan Power Group Corp. Ltd.	212,000	229,134
China Lumena New Materials Corp.[a]	152,000	2,451
China Medical System Holdings Ltd.	92,000	158,765
China Mengniu Dairy Co. Ltd.	91,000	414,898
China Merchants Bank Co. Ltd. Class H	303,677	679,943

CONSOLIDATED SCHEDULES OF INVESTMENTS	73

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
China Merchants Holdings International Co. Ltd.	78,000	$287,218
China Metal Recycling Holdings Ltd.[a],b	3,000	—
China Minsheng Banking Corp. Ltd. Class H	427,500	521,049
China Mobile Ltd.	389,500	5,149,226
China Modern Dairy Holdings Ltd.a,[b]	203,000	65,717
China National Building Material Co. Ltd. Class H	208,000	200,935
China Oil and Gas Group Ltd.	660,000	85,124
China Oilfield Services Ltd. Class H	114,000	187,614
China Overseas Land & Investment Ltd.	266,000	770,209
China Pacific Insurance (Group) Co. Ltd. Class H	174,800	845,441
China Petroleum & Chemical Corp. Class H	1,648,200	1,303,110
China Power International Development Ltd.	280,000	159,260
China Precious Metal Resources Holdings Co. Ltd.[a],b	564,000	49,465
China Railway Construction Corp. Ltd. Class H	149,500	171,802
China Railway Group Ltd. Class H	310,000	227,502
China Resources Cement Holdings Ltd.	160,000	95,339
China Resources Enterprise Ltd.	76,000	166,638
China Resources Gas Group Ltd.	66,000	161,226
China Resources Land Ltd.	168,666	432,469
China Resources Power Holdings Co. Ltd.	132,000	372,845
China Rongsheng Heavy Industries Group Holdings Ltd.[a],b	157,000	14,377
China Shanshui Cement Group Ltd.	163,000	71,689
China Shenhua Energy Co. Ltd. Class H	225,000	616,669
China Shineway Pharmaceutical Group Ltd.	40,000	62,734
China Shipping Container Lines Co. Ltd. Class Ha	314,000	98,817

Security	Shares	Value
China South City Holdings Ltd.	176,000	$57,885
China State Construction International Holdings Ltd.	128,000	196,787
China Taiping Insurance Holdings Co. Ltd.[a]	80,568	249,393
China Telecom Corp. Ltd. Class H	898,000	532,776
China Travel International Investment Hong Kong Ltd.	290,000	95,378
China Unicom Hong Kong Ltd.	382,000	577,433
China Vanke Co. Ltd.[a],b	90,700	197,465
China Yurun Food Group Ltd.[a],b	293,000	112,992
China ZhengTong Auto Services Holdings Ltd.[b]	124,000	62,213
Chongqing Changan Automobile Co. Ltd.	62,998	157,061
Chongqing Rural Commercial Bank Co. Ltd.	229,000	140,590
CITIC Ltd.	155,000	266,285
CITIC Resources Holdings Ltd.[a]	302,000	39,730
CITIC Securities Co. Ltd. Class H	76,000	244,565
CNOOC Ltd.	1,117,000	1,466,600
COSCO Pacific Ltd.	132,000	191,700
Country Garden Holdings Co. Ltd.	334,866	133,889
CSPC Pharmaceutical Group Ltd.	222,000	187,545
CSR Corp Ltd. Class H	95,000	115,544
Dah Chong Hong Holdings Ltd.	117,000	68,661
Daphne International Holdings Ltd.	122,000	38,866
Datang International Power Generation Co. Ltd. Class H	188,000	102,325
Digital China Holdings Ltd.	89,000	84,026
Dongfeng Motor Group Co. Ltd. Class H	180,000	262,338
Dongyue Group Ltd.	162,000	56,832
ENN Energy Holdings Ltd.	52,000	308,176
Evergrande Real Estate Group Ltd.[b]	407,000	169,554
Far East Horizon Ltd.	148,000	126,366
Fosun International Ltd.	136,500	191,546
Franshion Properties (China) Ltd.	302,000	88,808
GCL-Poly Energy Holdings Ltd.[a,b]	746,000	161,644
Geely Automobile Holdings Ltd.	410,000	168,688
Glorious Property Holdings Ltd.[a]	368,000	42,242

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Golden Eagle Retail Group Ltd.[b]	59,000	$70,389
GOME Electrical Appliances Holdings Ltd.	772,000	106,540
Great Wall Motor Co. Ltd. Class H	69,000	396,467
Guangdong Investment Ltd.	196,000	262,906
Guangzhou Automobile Group Co. Ltd.	142,000	129,302
Guangzhou R&F Properties Co. Ltd. Class H	68,400	77,722
Haier Electronics Group Co. Ltd.	77,000	207,562
Haitian International Holdings Ltd.	48,000	93,235
Haitong Securities Co. Ltd. Class H	84,800	184,620
Harbin Electric Co. Ltd. Class H	126,000	90,518
Hengan International Group Co. Ltd.	47,000	559,210
Hengdeli Holdings Ltd.	361,200	67,550
Hopewell Highway Infrastructure Ltd.	221,275	107,022
Hopson Development Holdings Ltd.[a],b	48,000	42,717
Huabao International Holdings Ltd.	161,000	126,875
Huaneng Power International Inc. Class H	244,000	346,173
Hunan Nonferrous Metal Corp. Ltd. Class Ha,[b]	126,000	65,329
Industrial and Commercial Bank of China Ltd. Class H	4,740,000	3,411,325
Inner Mongolia Yitai Coal Co. Ltd. Class B	78,800	111,187
Intime Retail Group Co. Ltd.	105,500	65,042
Jiangsu Expressway Co. Ltd. Class H	92,000	114,268
Jiangxi Copper Co. Ltd. Class H	83,000	135,526
Ju Teng International Holdings Ltd.	138,000	72,619
Kingboard Chemical Holdings Co. Ltd.	55,000	89,239
Kingboard Laminates Holdings Ltd.	245,000	103,961
Kingdee International Software Group Co. Ltd.[a]	214,000	69,554

Security	Shares	Value
Kingsoft Corp. Ltd.	53,000	$127,282
Kunlun Energy Co. Ltd.	192,000	199,841
KWG Property Holdings Ltd.	102,500	65,704
Lee & Man Paper Manufacturing Ltd.	116,000	61,042
Lenovo Group Ltd.	446,000	577,536
Li Ning Co. Ltd.[a],b	135,500	59,419
Longfor Properties Co. Ltd.	90,000	118,400
Lonking Holdings Ltd.	483,000	91,575
Minth Group Ltd.	56,000	117,007
MMG Ltd.	148,000	42,377
New China Life Insurance Co. Ltd. Class H	62,000	357,046
New World China Land Ltd.	166,000	103,411
Nine Dragons Paper (Holdings) Ltd.[b]	126,000	92,793
North Mining Shares Co. Ltd.[a],b	1,190,000	51,416
Parkson Retail Group Ltd.	168,500	40,423
People’s Insurance Co. Group of China Ltd.	541,000	264,452
PetroChina Co. Ltd. Class H	1,364,000	1,476,002
Phoenix Satellite Television Holdings Ltd.	190,000	59,548
PICC Property and Casualty Co. Ltd. Class H	239,680	469,879
Ping An Insurance (Group) Co. of China Ltd. Class H	170,000	1,811,088
Poly Property Group Co. Ltd.	148,000	68,337
Renhe Commercial Holdings Co. Ltd.[a]	1,266,000	57,149
REXLot Holdings Ltd.	775,000	60,974
Sany Heavy Equipment International Holdings Co. Ltd.[a]	219,000	47,171
Semiconductor Manufacturing International Corp.[a]	2,279,000	199,877
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	128,000	100,540
Shanghai Electric Group Co. Ltd. Class H	218,000	133,836
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	30,000	108,534
Shanghai Industrial Holdings Ltd.	41,000	121,360
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	52,000	112,674

CONSOLIDATED SCHEDULES OF INVESTMENTS	75

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Shenzhen International Holdings Ltd.	101,500	$146,359
Shenzhen Investment Ltd.	230,000	66,449
Shenzhou International Group Holdings Ltd.	43,000	156,397
Shimao Property Holdings Ltd.	91,500	193,070
Shougang Fushan Resources Group Ltd.[b]	206,000	42,511
Shui On Land Ltd.	401,500	90,622
Shunfeng International Clean Energy Ltd.[a]	80,000	61,806
Sihuan Pharmaceutical Holdings Group Ltd.	340,000	219,699
Sino Biopharmaceutical Ltd.	232,000	232,498
Sino-Ocean Land Holdings Ltd.	269,500	172,753
Sinofert Holdings Ltd.[a]	402,000	73,625
Sinopec Engineering Group Co. Ltd.	73,000	52,255
Sinopec Kantons Holdings Ltd.	106,000	84,080
Sinopec Shanghai Petrochemical Co. Ltd. Class H	243,000	70,518
Sinopharm Group Co. Ltd. Class H	82,400	301,294
Skyworth Digital Holdings Ltd.	180,000	101,685
SOHO China Ltd.	133,000	92,459
Sun Art Retail Group Ltd.[b]	164,000	148,277
Sunac China Holdings Ltd.	115,000	102,936
Sunny Optical Technology Group Co. Ltd.[b]	57,000	87,191
Tencent Holdings Ltd.	331,200	5,638,647
Tianneng Power International Ltd.	242,000	59,303
Tingyi Cayman Islands Holding Corp.	128,000	315,982
Tong Ren Tang Technologies Co. Ltd. Class H	70,000	87,575
Towngas China Co. Ltd.	113,000	98,814
Travelsky Technology Ltd. Class H	86,000	90,954
Tsingtao Brewery Co. Ltd. Class H	28,000	187,970
Uni-President China Holdings Ltd.	107,200	92,636
Want Want China Holdings Ltd.	386,000	463,996
Weichai Power Co. Ltd. Class H	36,000	143,009

Security	Shares	Value
West China Cement Ltd.	756,000	$84,830
Xinyi Solar Holdings Ltd.	214,000	59,342
Yanzhou Coal Mining Co. Ltd. Class H	148,000	117,967
Yingde Gases Group Co. Ltd.	102,500	69,273
Yuexiu Property Co. Ltd.	690,080	134,396
Yuexiu Real Estate Investment Trust	203,000	107,085
Zhejiang Expressway Co. Ltd. Class H	122,000	155,620
Zhongsheng Group Holdings Ltd.	59,000	51,441
Zhuzhou CSR Times Electric Co. Ltd. Class H	24,500	137,141
Zijin Mining Group Co. Ltd. Class H	400,000	121,238
ZTE Corp. Class H	60,400	132,589

		60,768,430
COLOMBIA — 0.10%
Almacenes Exito SA	10,518	107,944
Cementos Argos SA	23,467	88,628
Cemex Latam Holdings SAa	15,020	93,844
Corporacion Financiera Colombiana SA NVS New[a]	229	3,487
Corporacion Financiera Colombiana SA NVS	12,636	192,237
Ecopetrol SA	330,512	265,251
Grupo Argos SA/Colombia	14,000	106,437
Grupo de Inversiones Suramericana SA	20,082	291,832
Interconexion Electrica SA ESP	24,896	76,650
Isagen SA ESP	69,517	82,330

		1,308,640
CZECH REPUBLIC — 0.04%
CEZ AS	11,876	278,291
Komercni Banka AS	1,062	216,456

		494,747
DENMARK — 1.12%
A.P. Moeller-Maersk A/S Class A	266	522,170
A.P. Moeller-Maersk A/S Class B	406	823,459
ALK-Abello A/S	1,048	119,306
Bang & Olufsen A/S Class Ba,b	12,161	84,245
Carlsberg A/S Class B	6,580	483,758
Christian Hansen Holding A/S	6,681	277,594
Coloplast A/S Class B	7,240	571,241
D/S Norden A/Sb	2,499	51,822

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Danske Bank A/S	41,326	$1,071,849
DSV A/S	11,585	364,923
FLSmidth & Co. A/Sb	3,499	148,088
Genmab A/Sa	3,222	216,268
GN Store Nord A/S	11,954	268,185
Jyske Bank A/S Registered[a]	4,687	212,364
NKT Holding A/S	2,302	118,260
Novo Nordisk A/S Class B	128,109	5,738,485
Novozymes A/S Class B	15,448	704,619
Pandora A/S	7,562	541,854
Rockwool International A/S Class B	497	53,264
Royal Unibrew A/Sa	763	130,118
SimCorp A/S	4,162	120,818
Solar Holdings A/S Class B	1,748	77,372
Sydbank A/Sa	5,543	156,285
TDC A/S	52,346	387,463
Topdanmark A/Sa,b	8,254	276,264
Tryg A/S	1,571	184,084
Vestas Wind Systems A/Sa	14,291	559,994
William Demant Holding A/Sa	1,720	130,338

		14,394,490
EGYPT — 0.08%
Arabian Cement Co.	24,212	51,645
Commercial International Bank (Egypt) SAE	54,699	397,808
Egyptian Financial Group-Hermes Holding Co.[a]	71,662	167,116
Egyptian Kuwaiti Holding Co. SAE[a]	69,655	50,152
Global Telecom Holding SAE[a]	166,290	101,877
Talaat Moustafa Group Holding Co. SAE	144,683	219,025
Telecom Egypt Co.	41,608	66,934

		1,054,557
FINLAND — 0.67%
Amer Sports OYJ Class A	8,085	154,005
Cargotec Corp. OYJ Class B	2,179	69,783
Caverion Corp.	8,522	79,626
Citycon OYJ	10,261	34,807
Elisa OYJ	7,547	200,732
Fortum OYJ	26,598	567,275
Huhtamaki OYJ	5,400	148,014
Kemira OYJ	5,627	64,387
Kesko OYJ Class B	4,122	150,568

Security	Shares	Value
Kone OYJ Class B	19,622	$884,591
Konecranes OYJ[b]	3,264	99,485
Metsa Board OYJ Class B	17,932	107,247
Metso OYJ	7,082	215,136
Neste Oil OYJ[b]	8,703	240,612
Nokia OYJ	239,361	1,848,883
Nokian Renkaat OYJ	7,244	178,940
Orion OYJ Class B	7,003	230,833
Outokumpu OYJ[a,b]	12,591	68,228
Outotec OYJ[b]	11,838	68,463
Ramirent OYJ	6,281	51,812
Sampo OYJ	27,605	1,336,995
Sanoma OYJ	5,101	32,091
Sponda OYJ	12,382	57,008
Stockmann OYJ Abp Class B	3,941	27,328
Stora Enso OYJ Class R	31,334	304,440
Tieto OYJ	4,901	120,400
UPM-Kymmene OYJ	33,571	590,599
Uponor OYJ	4,966	75,652
Valmet OYJ	10,702	137,674
Wartsila OYJ Abp	9,499	440,879
YIT OYJ[b]	7,294	42,513

		8,629,006
FRANCE — 6.34%
AB Science SAa	2,304	38,349
ABC Arbitrage	24,798	133,201
Accor SA	10,137	507,038
Aeroports de Paris	1,709	205,195
Airbus Group NV	37,697	2,007,850
Alcatel-Lucent[a]	182,992	638,903
ALSTOM[a]	13,896	456,629
ALTEN	2,425	101,661
Altran Technologies SA	16,210	143,722
ANF Immobilier	1,713	43,957
APERAM SAa	3,415	89,559
ArcelorMittal	65,147	622,159
Arkema SA	3,898	279,317
Assystem	3,597	70,221
Atos SA	5,166	382,303
AXA SA	113,876	2,679,939
Belvedere SAa,b	3,909	44,288
Beneteau SAa	2,675	39,091
BNP Paribas SA	66,413	3,505,495
Bollore[b]	29,290	126,227
Bonduelle SCA	2,736	61,749

CONSOLIDATED SCHEDULES OF INVESTMENTS	77

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
BOURBON SAb	2,472	$51,174
Bouygues SA	11,660	416,508
Bureau Veritas SA	12,611	267,896
Cap Gemini SA	8,984	654,611
Carrefour SA	38,859	1,221,016
Casino Guichard-Perrachon SA	3,138	285,836
Cegid Group	3,715	133,647
CGG[a,b]	10,684	59,896
Christian Dior SA	3,177	550,311
Cie de Saint-Gobain	27,597	1,181,210
Club Mediterranee SAa	4,835	134,164
CNP Assurances SA	9,650	169,768
Compagnie Generale des Etablissements Michelin Class B	11,582	1,133,536
Compagnie Plastic Omnium SA	3,893	112,484
Credit Agricole SA	62,672	747,180
Danone SA	36,168	2,431,278
Dassault Systemes	8,102	502,117
Edenred SA	12,837	369,681
Eiffage SA	2,673	130,397
Electricite de France SA	15,223	413,914
Essilor International SA	12,827	1,434,002
Etablissements Maurel et Prom[a]	7,006	56,654
Euler Hermes Group	1,215	119,228
Eurazeo	2,430	170,999
Eurofins Scientific SE	620	159,868
Eutelsat Communications SA	9,179	315,351
Faiveley Transport SA	993	60,274
Faurecia	4,137	167,222
Fonciere des Regions	1,446	148,472
GameLoft SAa	14,993	49,911
GDF Suez	90,516	2,014,767
Gecina SA	1,571	205,910
Groupe Eurotunnel SE	29,963	402,529
Groupe Fnac[a]	2,236	112,308
Guerbet	1,344	49,897
Havas SA	16,633	128,571
Hermes International	1,794	608,243
Icade	1,773	154,777
Iliad SA	1,704	395,825
Imerys SA	1,774	128,320
Ingenico SA	3,059	319,925
Ipsen SA	2,174	110,642
Ipsos SA	2,989	77,864

Security	Shares	Value
Jacquet Metal Service SA	3,222	$56,174
JCDecaux SA	3,879	140,007
Kering	4,835	978,817
Klepierre	8,472	399,713
Korian-Medica	2,708	102,340
L’Air Liquide SA	22,083	2,790,992
L’Oreal SA	15,333	2,751,967
Lafarge SA	11,705	803,210
Lagardere SCA	7,121	195,107
Legrand SA	16,411	883,356
LVMH Moet Hennessy Louis Vuitton SA	17,609	2,851,472
M6-Metropole Television	3,048	55,720
Mercialys	2,930	70,839
Mersen	2,635	62,145
Montupet	1,049	83,537
MPI	10,937	37,519
Natixis SA	57,857	369,012
Naturex	1,473	77,077
Neopost SA	2,239	116,224
Nexans SAa	5,342	168,819
Nexity	1,455	57,351
Numericable-SFR[a]	8,090	421,767
Orange SA	117,645	2,073,657
Orpea SA	2,062	134,237
Pernod Ricard SA	13,080	1,573,430
Peugeot SAa	25,148	364,803
Publicis Groupe SA	11,097	831,864
Rallye SA	1,818	68,316
Remy Cointreau SA	1,600	118,424
Renault SA	12,136	934,127
Rexel SA	16,161	302,732
Rubis SCA	2,229	129,262
Safran SA	16,984	1,134,412
Saft Groupe SA	3,209	102,770
Sanofi	75,269	6,964,861
Sartorius Stedim Biotech SA	339	66,008
Schneider Electric SE	32,564	2,462,039
SCOR SE	7,871	245,721
SEB SA	1,448	99,135
Seche Environnement SA	1,689	39,834
SES SA Class A FDR	20,018	729,522
Societe BIC SA	1,872	266,170
Societe Generale	45,388	1,835,401
Societe Television Francaise 1	7,272	115,214

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Sodexo SA	4,979	$495,163
Solocal Group[a,b]	76,005	64,069
Sopra Steria Group	1,248	97,314
STMicroelectronics NV	41,077	343,015
Suez Environnement SA	17,394	320,039
Technicolor SA Registered[a,b]	39,668	237,693
Technip SA	6,366	374,631
Teleperformance	3,763	270,026
Thales SA	5,449	287,770
Total SA	136,055	6,985,675
Ubisoft Entertainment SAa	7,244	146,242
Unibail-Rodamco SE	5,857	1,652,994
Valeo SA	4,661	660,882
Vallourec SA	7,052	154,143
Veolia Environnement SA	26,275	481,961
Vicat SA	1,070	75,248
Vilmorin & Cie SA	303	26,670
Vinci SA	30,238	1,598,278
Virbac SAb	339	75,438
Vivendi SA	75,819	1,799,712
Wendel	1,845	207,054
Zodiac Aerospace	11,750	390,751

		81,344,908
GERMANY — 5.91%
Aareal Bank AG	3,910	148,406
adidas AG	13,742	948,883
AIXTRON SEa	8,490	67,323
Allianz SE Registered	28,927	4,778,889
Alstria Office REIT AG	13,771	176,300
Aurubis AG	2,742	149,048
Axel Springer SE	2,674	164,664
BASF SE	58,191	5,220,420
Bayer AG Registered	52,846	7,636,145
Bayerische Motoren Werke AG	21,015	2,452,067
BayWa AG Registered[b]	2,265	89,100
Bechtle AG	1,712	145,009
Beiersdorf AG	6,082	533,960
Bertrandt AG	754	99,209
Bilfinger Berger SEb	3,432	179,777
Brenntag AG	9,537	520,021
Carl Zeiss Meditec AG Bearer[b]	2,016	53,132
Celesio AG	2,979	88,243
Comdirect Bank AG	3,625	35,998
Commerzbank AGa	62,498	752,511
Continental AG	7,045	1,595,552

Security	Shares	Value
CTS Eventim AG & Co. KGaA	3,944	$113,045
Daimler AG Registered	60,785	5,520,353
Deutsche Annington Immobilien SE	15,891	552,312
Deutsche Bank AG Registered	88,116	2,565,411
Deutsche Boerse AG	12,349	948,014
Deutsche EuroShop AG	3,282	152,087
Deutsche Lufthansa AG Registered	14,829	251,927
Deutsche Post AG Registered	61,536	1,997,798
Deutsche Telekom AG Registered	197,961	3,414,503
Deutsche Wohnen AG Bearer	18,692	485,983
DEUTZ AG	11,658	53,819
Dialog Semiconductor PLC[a]	5,481	210,848
DMG MORI SEIKI AG	4,420	144,645
Drillisch AGb	4,146	161,410
Duerr AG	1,940	176,887
E.ON SE	125,827	1,948,806
ElringKlinger AG	2,538	88,584
Fraport AG Frankfurt Airport Services Worldwide	2,265	138,583
Freenet AG	9,933	296,587
Fresenius Medical Care AG & Co. KGaA	14,054	1,041,001
Fresenius SE & Co. KGaA	24,603	1,409,263
GAGFAH SAa	15,200	339,447
GEA Group AG	12,080	548,607
Gerresheimer AG	2,499	136,474
Gerry Weber International AGb	2,750	106,301
Hamborner REIT AG	15,538	160,821
Hamburger Hafen und Logistik AG	2,999	61,711
Hannover Rueck SE Registered	3,937	352,929
HeidelbergCement AG	8,773	646,067
Heidelberger Druckmaschinen AGa,b	23,095	54,286
Henkel AG & Co. KGaA	7,018	718,691
HUGO BOSS AG	2,338	301,823
Indus Holding AG	3,177	138,779
Infineon Technologies AG	74,584	839,708
K+S AG Registered	10,678	337,389
Kabel Deutschland Holding AGa	1,557	211,718
Kloeckner & Co. SEa	8,523	88,176
Krones AG	1,214	115,198

CONSOLIDATED SCHEDULES OF INVESTMENTS	79

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
KUKA AG	2,732	$185,037
KWS Saat AG	285	87,059
Lanxess AG	6,108	293,279
LEG Immobilien AG	3,448	264,309
LEONI AG	2,752	172,262
Linde AG	11,647	2,233,006
MAN SE	1,770	188,590
Merck KGaA	8,532	854,094
METRO AGa,b	10,389	320,168
MorphoSys AGa	1,691	145,024
MTU Aero Engines Holding AG	3,408	312,006
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,723	2,153,867
Nordex SEa	4,848	94,726
NORMA Group SE	3,393	168,660
Osram Licht AGa	5,824	268,667
Pfeiffer Vacuum Technology AG	1,221	109,772
ProSiebenSat.1 Media AG Registered	14,327	636,022
QIAGEN NVa	15,576	357,423
Rational AG	217	71,491
Rheinmetall AG	3,174	137,931
Rhoen Klinikum AG	7,868	208,471
RTL Group SAb	2,520	238,643
RWE AG	31,455	873,542
Salzgitter AG	3,181	87,030
SAP SE	58,676	3,831,082
SGL Carbon SEa,b	1,993	31,745
Siemens AG Registered	50,378	5,286,964
Software AG	5,303	140,628
Stada Arzneimittel AG	4,162	129,368
Suedzucker AGb	3,953	49,626
Symrise AG	8,009	525,275
TAG Immobilien AG	10,876	141,324
Telefonica Deutschland Holding AG	36,215	201,474
ThyssenKrupp AGa	29,711	774,147
United Internet AG Registered[d]	8,541	370,778
Volkswagen AG	1,787	397,561
Vossloh AGb	1,319	84,587
Wacker Chemie AGb	1,042	111,705
Wincor Nixdorf AG	2,755	126,454
Wirecard AG	8,082	362,252

		75,690,697

Security	Shares	Value
GREECE — 0.07%
Alpha Bank AEa	280,449	$102,537
Eurobank Ergasias SAa	488,245	60,606
FF Group[a]	2,571	76,854
Hellenic Telecommunications Organization SAa	16,958	140,077
Jumbo SA	6,758	64,288
Motor Oil (Hellas) Corinth Refineries SA	5,599	37,909
Mytilineos Holdings SAa	7,116	40,391
National Bank of Greece SAa	101,099	105,529
OPAP SA	15,260	129,151
Piraeus Bank SAa	140,199	81,952
Public Power Corp. SAa	8,760	47,449
Titan Cement Co. SA	3,150	70,204

		956,947
HONG KONG — 2.39%
AIA Group Ltd.	789,000	4,604,752
Alibaba Health Information Technology Ltd.[a]	164,000	108,299
ASM Pacific Technology Ltd.[b]	17,800	161,508
Bank of East Asia Ltd. (The)	83,400	346,364
BOC Hong Kong (Holdings) Ltd.	256,500	901,497
Brightoil Petroleum (Holdings) Ltd.[a,b]	252,000	62,079
Cafe de Coral Holdings Ltd.[b]	40,000	147,549
Cathay Pacific Airways Ltd.	76,000	177,420
Champion REIT	167,000	81,849
Cheung Kong Holdings Ltd.	90,000	1,723,771
Cheung Kong Infrastructure Holdings Ltd.	49,000	403,522
Chow Sang Sang Holdings International Ltd.	28,000	74,213
CLP Holdings Ltd.	131,500	1,173,660
Dah Sing Banking Group Ltd.	39,600	66,193
Dah Sing Financial Holdings Ltd.	13,600	78,758
Esprit Holdings Ltd.[b]	136,850	154,441
FIH Mobile Ltd.[a,b]	191,000	85,235
First Pacific Co. Ltd./Hong Kong	195,000	198,688
G-Resources Group Ltd.[a]	2,502,600	71,334
Galaxy Entertainment Group Ltd.[b]	152,000	801,821
Giordano International Ltd.	116,000	54,908
Global Brands Group Holding Ltd.[a]	526,000	99,727

80	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Great Eagle Holdings Ltd.	18,000	$60,013
Hanergy Thin Film Power Group Ltd.[a,b]	906,000	421,838
Hang Lung Properties Ltd.	138,000	406,702
Hang Seng Bank Ltd.	50,300	881,005
Henderson Land Development Co. Ltd.	71,950	514,104
HKT Trust & HKT Ltd.	186,600	244,521
Hong Kong & China Gas Co. Ltd.	439,030	1,007,917
Hong Kong Exchanges and Clearing Ltd.	70,000	1,612,464
Hopewell Holdings Ltd.	39,000	146,627
Hutchison Whampoa Ltd.	135,000	1,791,677
Hysan Development Co. Ltd.	43,000	208,252
Johnson Electric Holdings Ltd.	29,250	106,764
K. Wah International Holdings Ltd.[b]	96,000	51,880
Kerry Logistics Network Ltd.	56,000	85,661
Kerry Properties Ltd.	44,000	156,062
Kowloon Development Co. Ltd.[b]	38,000	44,355
Li & Fung Ltd.	358,000	355,075
Link REIT (The)	159,500	1,080,017
Luk Fook Holdings International Ltd.[b]	27,000	100,466
Macau Legend Development Ltd.[a,b]	106,000	38,964
Melco International Development Ltd.[b]	67,000	134,633
MGM China Holdings Ltd.	67,200	163,984
Midland Holdings Ltd.[a,b]	178,000	89,765
MTR Corp. Ltd.	106,500	473,205
New World Development Co. Ltd.	332,666	397,311
Newocean Energy Holdings Ltd.[b]	110,000	40,150
NWS Holdings Ltd.	102,000	189,704
Orient Overseas International Ltd.	17,500	114,886
Pacific Basin Shipping Ltd.	153,000	56,635
PCCW Ltd.	340,000	226,276
Power Assets Holdings Ltd.	94,500	990,907
Prosperity REIT	518,000	192,412
Sa Sa International Holdings Ltd.[b]	98,000	63,451
Sands China Ltd.	156,000	765,579
Shangri-La Asia Ltd.	74,000	96,397
Shun Tak Holdings Ltd.	174,000	79,669

Security	Shares	Value
Sino Land Co. Ltd.	198,000	$331,986
SJM Holdings Ltd.	124,000	182,961
SmarTone Telecommunications Holding Ltd.[b]	39,000	68,409
Stella International Holdings Ltd.[b]	39,500	104,439
Sun Hung Kai Properties Ltd.	105,000	1,714,485
Sunlight REIT	333,000	168,361
Swire Pacific Ltd. Class A	42,000	563,911
Swire Properties Ltd.	83,400	268,378
Techtronic Industries Co. Ltd.	96,000	314,496
Television Broadcasts Ltd.	3,700	22,954
Texwinca Holdings Ltd.	58,000	47,427
Trinity Ltd.[b]	170,000	33,328
VTech Holdings Ltd.[b]	12,600	177,624
Wharf Holdings Ltd. (The)	97,000	788,175
Wheelock and Co. Ltd.	61,000	346,173
Wynn Macau Ltd.[b]	99,200	277,000
Xinyi Glass Holdings Co. Ltd.[b]	140,000	73,852
Yue Yuen Industrial Holdings Ltd.	52,000	193,491

		30,644,366
HUNGARY — 0.05%
Magyar Telekom Telecommunications PLC[a]	43,718	56,653
MOL Hungarian Oil and Gas PLC	3,931	157,746
OTP Bank PLC	16,210	214,769
Richter Gedeon Nyrt	11,076	150,367

		579,535
INDIA — 1.74%
Adani Ports & Special Economic Zone Ltd.	39,180	215,748
Adani Enterprises Ltd.	10,747	108,849
AIA Engineering Ltd.	4,128	75,815
Ambuja Cements Ltd.	44,663	179,380
Apollo Hospitals Enterprise Ltd.	5,809	123,200
Asian Paints Ltd.	21,960	304,128
Astral Polytechnik Ltd.	9,514	58,634
Aurobindo Pharma Ltd.	10,290	207,304
Bajaj Auto Ltd.	5,626	217,255
Balkrishna Industries Ltd.	4,646	48,677
Bharat Heavy Electricals Ltd.	40,535	190,943
Bharat Petroleum Corp. Ltd.	19,177	231,867
Bharti Airtel Ltd.	38,436	231,913
Cairn India Ltd.	32,683	122,875
CCL International Ltd.	6,295	48,299
Cipla Ltd.	25,564	287,174

CONSOLIDATED SCHEDULES OF INVESTMENTS	81

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
CMC Ltd.	1,739	$52,639
Coal India Ltd.	38,382	223,624
Cyient Ltd.	10,006	86,029
Dabur India Ltd.	38,340	158,628
DCB Bank Ltd.[a]	84,698	161,505
Divi’s Laboratories Ltd.	3,534	99,418
DLF Ltd.	32,399	88,877
Dr. Reddy’s Laboratories Ltd.	7,856	410,114
FDC Ltd.	25,407	67,707
Federal Bank Ltd.	57,732	132,224
Finolex Cables Ltd.	16,543	67,724
GAIL (India) Ltd.	23,744	162,165
Gateway Distriparks Ltd.	19,340	119,815
Gillette India Ltd.	1,212	66,872
Godrej Consumer Products Ltd.	7,554	129,431
HCL Technologies Ltd.	16,794	485,842
Hero Motocorp Ltd.	4,970	229,943
Hindalco Industries Ltd.	75,054	169,291
Hindustan Unilever Ltd.	49,165	740,273
Housing Development Finance Corp. Ltd.	95,805	1,952,915
ICICI Bank Ltd.	71,475	416,259
Idea Cellular Ltd.	71,952	179,895
Indiabulls Housing Finance Ltd.	14,597	138,746
Info Edge India Ltd.	4,878	66,903
Infosys Ltd.	59,297	2,050,670
ITC Ltd.	143,413	853,392
Jaiprakash Associates Ltd.[a]	81,130	37,398
Jammu & Kashmir Bank Ltd. (The)	22,564	55,540
Jindal Steel & Power Ltd.	26,277	67,310
JK Lakshmi Cement Ltd.	7,388	46,200
JSW Steel Ltd.	6,276	99,047
Jubilant Foodworks Ltd.[a]	2,321	52,092
Karur Vysya Bank Ltd. (The)	8,776	84,381
Kaveri Seed Co. Ltd.	5,130	60,668
Larsen & Toubro Ltd.	21,486	589,941
LIC Housing Finance Ltd.	23,147	178,830
Mahindra & Mahindra Financial Services Ltd.	22,525	92,831
Mahindra & Mahindra Ltd.	22,922	468,211
Motherson Sumi Systems Ltd.	15,972	116,331
NCC Ltd./India	42,495	52,042
Nestle India Ltd.	1,513	173,764
NTPC Ltd.	114,115	264,675

Security	Shares	Value
Oil & Natural Gas Corp. Ltd.	49,917	$283,173
Oil India Ltd.	9,473	81,752
PC Jeweller Ltd.	12,056	52,684
Piramal Enterprises Ltd.	4,391	59,117
Power Finance Corp. Ltd.	20,875	100,592
Ranbaxy Laboratories Ltd.[a]	9,970	113,101
Reliance Communications Ltd.[a]	67,056	86,182
Reliance Industries Ltd.	84,879	1,254,307
Reliance Infrastructure Ltd.	8,535	70,040
Risa International Ltd.[a]	8,685	25,928
Rural Electrification Corp. Ltd.	23,272	125,162
Sadbhav Engineering Ltd.	12,881	59,304
Sesa Sterlite Ltd.	78,481	255,901
Shriram Transport Finance Co. Ltd.	14,573	268,789
Siemens Ltd.	5,944	100,017
SRF Ltd.	3,200	49,066
State Bank of Bikaner and Jaipur	13,887	145,597
State Bank of India	102,980	513,695
Strides Arcolab Ltd.	4,081	61,441
Sun Pharmaceuticals Industries Ltd.	47,361	701,793
Symphony Ltd.	1,726	61,807
Tata Consultancy Services Ltd.	30,160	1,208,664
Tata Global Beverages Ltd.	34,266	87,802
Tata Motors Ltd.	50,206	474,337
Tata Power Co. Ltd.	88,949	129,973
Tata Steel Ltd.	21,832	137,633
Tech Mahindra Ltd.	4,416	204,526
Tilak Finance Ltd.[a]	14,056	13,776
Ultratech Cement Ltd.	4,656	236,078
United Breweries Ltd.	5,150	81,077
United Spirits Ltd.[a]	4,214	234,827
Wipro Ltd.	39,602	387,835
Zee Entertainment Enterprises Ltd.	37,172	226,117

		22,294,316
INDONESIA — 0.61%
PT Adaro Energy Tbk	1,076,300	84,965
PT Aneka Tambang (Persero) Tbk	640,900	53,883
PT Astra Agro Lestari Tbk	24,600	45,151
PT Astra International Tbk	1,351,200	837,333
PT Bank Central Asia Tbk	834,900	881,530
PT Bank Danamon Indonesia Tbk	200,000	69,469

82	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
PT Bank Mandiri (Persero) Tbk	602,900	$523,537
PT Bank Negara Indonesia (Persero) Tbk	566,000	279,258
PT Bank Rakyat Indonesia (Persero) Tbk	723,300	666,629
PT Bank Tabungan Negara (Persero) Tbk	776,093	60,960
PT Bukit Asam (Persero) Tbk	78,600	70,580
PT Bumi Resources Tbk[a]	5,014,500	39,981
PT Bumi Serpong Damai Tbk	594,500	94,801
PT Charoen Pokphand Indonesia Tbk	516,100	161,135
PT Ciputra Development Tbk	846,500	96,227
PT Gajah Tunggal Tbk	285,000	32,848
PT Garuda Indonesia (Persero) Tbk[a]	1,501,396	70,521
PT Global Mediacom Tbk	391,100	57,272
PT Gudang Garam Tbk	35,200	160,613
PT Indo Tambangraya Megah Tbk	26,000	34,379
PT Indocement Tunggal Prakarsa Tbk	100,900	183,201
PT Indofood CBP Sukses Makmur Tbk	98,800	113,093
PT Indofood Sukses Makmur Tbk	317,400	189,175
PT Japfa Comfeed Indonesia Tbk	464,500	32,635
PT Jasa Marga (Persero) Tbk	180,500	102,593
PT Kalbe Farma Tbk	1,628,400	239,745
PT Lippo Karawaci Tbk	1,194,300	107,009
PT Matahari Department Store Tbk	129,400	158,590
PT Media Nusantara Citra Tbk	304,800	68,816
PT Mitra Adiperkasa Tbk	84,000	38,958
PT MNC Investama Tbk	2,152,500	47,748
PT Perusahaan Gas Negara (Persero) Tbk	733,000	292,216
PT Semen Gresik (Persero) Tbk	200,200	230,347
PT Sentul City Tbk[a]	4,424,600	40,168
PT Summarecon Agung Tbk	1,110,000	144,583
PT Surya Citra Media Tbk	393,000	105,948
PT Telekomunikasi Indonesia (Persero) Tbk	3,238,400	723,479
PT Timah (Persero) Tbk	461,559	42,813
PT Tower Bersama Infrastructure Tbk	152,500	114,367

Security	Shares	Value
PT Unilever Indonesia Tbk	122,700	$347,008
PT United Tractors Tbk	106,200	150,068
PT XL Axiata Tbk	241,500	91,510

		7,885,142
IRELAND — 0.27%
Aer Lingus Group PLC	27,576	66,904
Bank of Ireland[a]	1,735,985	525,005
C&C Group PLC	18,323	71,748
CRH PLC	44,194	1,062,995
FBD Holdings PLC	3,447	42,787
Glanbia PLC	7,981	128,788
Hibernia REIT PLC	85,694	107,725
Irish Continental Group PLC	24,880	92,650
Kerry Group PLC Class A	9,246	670,049
Kingspan Group PLC	7,097	128,578
Paddy Power PLC	2,470	193,019
Smurfit Kappa Group PLC	13,778	339,875

		3,430,123
ISRAEL — 0.43%
Bank Hapoalim BM	76,302	340,118
Bank Leumi le-Israel BMa	96,276	321,987
Bezeq The Israel Telecommunication Corp. Ltd.	139,601	223,308
Cellcom Israel Ltd.[a]	10,176	53,887
Delek Group Ltd. (The)	351	86,008
Elbit Systems Ltd.	1,806	111,324
Frutarom	3,859	121,001
Gazit Globe Ltd.	6,806	86,420
Israel Chemicals Ltd.	27,368	197,141
Israel Corp. Ltd. (The)	149	48,427
Israel Discount Bank Ltd. Class Aa	87,333	136,807
Mizrahi Tefahot Bank Ltd.[a]	10,449	114,392
NICE-Systems Ltd.	4,454	219,072
Oil Refineries Ltd.[a]	184,492	53,525
Osem Investment Ltd.	2,661	47,229
Partner Communications Co. Ltd.[a]	16,185	55,077
Paz Oil Co. Ltd.	1,003	128,864
Strauss Group Ltd.[a]	5,878	86,614
Teva Pharmaceutical Industries Ltd.	54,985	3,135,838

		5,567,039
ITALY — 1.64%
A2A SpA	103,227	98,315

CONSOLIDATED SCHEDULES OF INVESTMENTS	83

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Ansaldo STS SpA	10,136	$101,855
Assicurazioni Generali SpA	74,516	1,572,438
Atlantia SpA	26,821	690,977
Autogrill SpA[a]	12,575	107,633
Azimut Holding SpA	7,734	180,571
Banca Carige SpA[a,b]	240,355	16,138
Banca Generali SpA	4,667	130,293
Banca Monte dei Paschi di Siena SpA[a,b]	178,158	80,417
Banca Popolare dell’Emilia Romagna SCa	30,178	204,156
Banca Popolare di Milano Scarl[a]	265,128	213,019
Banca Popolare di Sondrio Scarl	31,575	122,926
Banco Popolare SCa	23,770	300,957
Beni Stabili SpA SIIQ	89,530	66,831
Brembo SpA	2,733	96,222
Buzzi Unicem SpA[b]	6,763	83,033
CIR SpA[a]	41,454	45,750
CNH Industrial NV	57,945	440,389
Credito Emiliano SpA	6,079	47,402
Credito Valtellinese SCa	74,356	83,907
Danieli & C. Officine Meccaniche SpA	1,046	25,637
Danieli & C. Officine Meccaniche SpA RNC	2,222	36,408
Davide Campari-Milano SpA	14,091	95,406
De’Longhi SpA	4,440	80,065
DiaSorin SpA	1,312	52,307
Ei Towers SpA[a]	1,487	73,681
Enel Green Power SpA	114,538	226,447
Enel SpA	421,893	1,907,198
Eni SpA	160,833	2,704,232
ERG SpA	4,136	49,240
Exor SpA	6,805	278,137
Finmeccanica SpA[a]	27,826	304,268
GTECH SpA[b]	5,421	106,441
Hera SpA	56,654	138,731
Interpump Group SpA	12,847	182,810
Intesa Sanpaolo SpA	790,381	2,317,171
Italcementi SpA	17,405	119,808
Luxottica Group SpA	10,697	636,747
Mediaset SpA[a]	49,442	225,068
Mediobanca SpA	39,543	343,146
Mediolanum SpA	17,165	122,127
Moncler SpA	7,367	109,569

Security	Shares	Value
Piaggio & C. SpA[a,b]	20,773	$63,291
Pirelli & C. SpA	15,102	214,387
Prysmian SpA	13,383	247,674
Recordati SpA	6,615	109,358
Saipem SpA[a]	17,139	155,304
Salvatore Ferragamo SpA	2,909	84,233
Saras SpA[a]	24,498	27,396
Snam SpA	127,841	625,521
Societa Cattolica di Assicurazioni Scrl	12,367	95,456
Societa Iniziative Autostradali e Servizi SpA	3,151	31,504
Sorin SpA[a,b]	33,312	77,362
Telecom Italia SpA[a]	703,313	819,844
Telecom Italia SpA RNC	328,156	309,762
Tenaris SA	30,170	424,886
Terna Rete Elettrica Nazionale SpA	89,171	390,626
Tod’s SpA[b]	737	75,682
UniCredit SpA	281,511	1,663,009
Unione di Banche Italiane SpA	57,877	399,052
Unipol Gruppo Finanziario SpA	10,399	52,454
UnipolSai SpA	60,651	168,230
World Duty Free SpA[a]	7,962	87,781
Yoox SpA[a,b]	3,725	80,749

		21,021,434
JAPAN — 16.01%
77 Bank Ltd. (The)	29,000	161,708
ABC-MART Inc.	2,100	105,299
Accordia Golf Co. Ltd.	5,300	54,189
Acom Co. Ltd.[a,b]	28,400	78,093
Activia Properties Inc.	17	152,394
Adastria Holdings Co. Ltd.	2,000	53,037
Adeka Corp.	7,800	96,616
Advance Residence Investment Corp.	86	220,738
Advantest Corp.	12,300	158,325
Aeon Co. Ltd.	38,200	406,341
AEON Delight Co. Ltd.	2,900	65,350
AEON Financial Service Co. Ltd.	7,500	136,317
Aeon Mall Co. Ltd.	7,000	116,980
Aica Kogyo Co. Ltd.	5,500	123,377
Aichi Bank Ltd. (The)	1,700	83,940
AIFUL Corp.[a,b]	21,100	70,055
Air Water Inc.	12,000	208,300

84	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Aisin Seiki Co. Ltd.	12,100	$426,974
Ajinomoto Co. Inc.	39,000	809,616
Alfresa Holdings Corp.	9,400	112,433
Alps Electric Co. Ltd.	12,600	265,698
Amada Co. Ltd.	24,500	225,259
Amano Corp.	7,800	83,667
ANA Holdings Inc.	65,000	180,505
Anritsu Corp.	9,500	62,597
Aoyama Trading Co. Ltd.	2,800	94,513
Aozora Bank Ltd.	66,000	241,604
Arcs Co. Ltd.	4,000	82,884
Ariake Japan Co. Ltd.	3,500	95,646
Asahi Diamond Industrial Co. Ltd.	6,200	63,813
Asahi Glass Co. Ltd.	48,000	257,438
Asahi Group Holdings Ltd.	25,600	847,558
Asahi Holdings Inc.	2,100	31,411
Asahi Intecc Co. Ltd.	2,000	106,925
Asahi Kasei Corp.	85,000	848,082
Asatsu-DK Inc.	3,800	95,821
ASICS Corp.	11,100	274,984
Astellas Pharma Inc.	137,900	2,147,772
Autobacs Seven Co. Ltd.	3,800	55,966
Avex Group Holdings Inc.	4,000	67,901
Awa Bank Ltd. (The)	19,000	103,197
Azbil Corp.	4,200	105,192
Bandai Namco Holdings Inc.	11,600	236,908
Bank of Kyoto Ltd. (The)	21,000	177,704
Bank of Nagoya Ltd. (The)	17,000	61,797
Bank of Yokohama Ltd. (The)	74,000	403,058
Benesse Holdings Inc.	3,700	111,033
BIC Camera Inc.[b]	8,900	101,452
Bridgestone Corp.	41,400	1,669,886
Brother Industries Ltd.	17,200	297,832
Calbee Inc.	5,700	224,429
Calsonic Kansei Corp.	12,000	69,059
Canon Electronics Inc.	5,600	99,447
Canon Inc.	69,500	2,213,125
Canon Marketing Japan Inc.	4,500	82,250
Capcom Co. Ltd.	5,500	92,849
Casio Computer Co. Ltd.[b]	14,300	226,312
Central Glass Co. Ltd.	25,000	105,776
Central Japan Railway Co.	9,400	1,626,084
Century Tokyo Leasing Corp.	3,300	78,746
Chiba Bank Ltd. (The)	46,000	313,285
Chiyoda Co. Ltd.	2,500	53,463

Security	Shares	Value
Chiyoda Corp.	10,000	$77,810
Chubu Electric Power Co. Inc.[a]	42,700	567,807
Chugai Pharmaceutical Co. Ltd.	14,200	426,127
Chugoku Bank Ltd. (The)	11,100	159,226
Chugoku Electric Power Co. Inc. (The)	16,800	233,983
Citizen Holdings Co. Ltd.	18,900	152,210
Coca-Cola East Japan Co. Ltd.	5,000	83,855
Coca-Cola West Co. Ltd.	3,900	56,044
cocokara fine Inc.	2,200	54,838
COLOPL Inc.[b]	3,400	78,354
Colowide Co. Ltd.[b]	8,400	142,378
COMSYS Holdings Corp.	7,500	103,052
Cosmo Oil Co. Ltd.	50,000	67,680
Credit Saison Co. Ltd.	9,900	168,729
CyberAgent Inc.	3,300	146,648
Dai Nippon Printing Co. Ltd.	27,000	244,911
Dai-ichi Life Insurance Co. Ltd. (The)	69,800	947,186
Daicel Corp.	21,000	263,696
Daido Steel Co. Ltd.	19,000	75,052
Daifuku Co. Ltd.	7,200	83,300
Daihatsu Motor Co. Ltd.	9,000	126,421
Daiichi Sankyo Co. Ltd.	36,700	535,199
Daiichikosho Co. Ltd.	2,900	84,310
Daikin Industries Ltd.	15,400	1,084,876
Daikyo Inc.	31,000	46,184
Daio Paper Corp.	7,000	60,784
Daiseki Co. Ltd.	5,900	101,058
Daishi Bank Ltd. (The)	26,000	87,209
Daito Trust Construction Co. Ltd.	4,700	527,157
Daiwa House Industry Co. Ltd.	38,300	712,918
Daiwa Office Investment Corp.	19	110,475
Daiwa Securities Group Inc.	104,000	763,632
Daiwahouse Residential Investment Corp.	27	127,110
DCM Holdings Co. Ltd.	8,700	58,437
Dena Co. Ltd.	7,800	103,123
Denki Kagaku Kogyo K.K.	31,000	123,245
Denso Corp.	30,700	1,372,372
Dentsu Inc.	14,100	584,574
DIC Corp.	53,000	132,652
DISCO Corp.	2,200	203,584
DMG Mori Seiki Co Ltd.	8,600	113,115
Don Quijote Holdings Co. Ltd.	4,200	308,211

CONSOLIDATED SCHEDULES OF INVESTMENTS	85

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Doutor Nichires Holdings Co. Ltd.	5,200	$74,105
Dowa Holdings Co. Ltd.	17,000	137,198
Dr. Ci:Labo Co. Ltd.[b]	2,000	68,957
Duskin Co. Ltd.	3,900	61,821
Dydo Drinco Inc.	2,600	107,130
Earth Chemical Co. Ltd.	3,000	100,626
East Japan Railway Co.	21,000	1,632,231
Ebara Corp.	29,000	112,825
Eisai Co. Ltd.	15,100	756,896
Electric Power Development Co. Ltd.	8,200	300,873
Exedy Corp.	2,500	55,357
Ezaki Glico Co. Ltd.	3,100	128,259
FamilyMart Co. Ltd.	3,200	139,480
Fancl Corp.	4,800	77,068
FANUC Corp.	12,200	2,065,790
Fast Retailing Co. Ltd.	3,400	1,274,150
FCC Co. Ltd.	4,000	76,789
Frontier Real Estate Investment Corp.	28	128,004
Fuji Co. Ltd.	4,900	89,311
Fuji Electric Co. Ltd.	37,000	160,014
Fuji Heavy Industries Ltd.	38,300	1,400,893
Fuji Machine Manufacturing Co. Ltd.	7,200	70,305
Fuji Seal International Inc.	2,400	77,334
Fuji Soft Inc.	3,700	74,652
FUJIFILM Holdings Corp.	30,200	1,027,877
Fujikura Ltd.	23,000	96,531
Fujitsu Ltd.	121,000	644,427
Fukuoka Financial Group Inc.	53,000	267,109
Furukawa Electric Co. Ltd.	53,000	88,886
Fuyo General Lease Co. Ltd.	2,200	71,451
Global One Real Estate Investment Corp. Ltd.	23	95,650
Glory Ltd.	4,300	113,847
GLP J-REIT	148	168,581
GMO Internet Inc.	8,800	73,418
Gree Inc.[b]	10,400	59,497
GS Yuasa Corp.	24,000	109,309
GungHo Online Entertainment Inc.[b]	26,300	91,126
Gunma Bank Ltd. (The)	29,000	192,321
Gunze Ltd.	35,000	91,176
H.I.S. Co. Ltd.	3,400	117,805

Security	Shares	Value
Hachijuni Bank Ltd. (The)	27,000	$179,747
Hakuhodo DY Holdings Inc.	16,800	168,765
Hamamatsu Photonics K.K.	5,100	242,702
Hankyu Hanshin Holdings Inc.	71,000	397,114
Hanwa Co. Ltd.	19,000	71,655
Haseko Corp.	20,400	167,590
Hazama Ando Corp.	14,300	94,469
Heiwa Corp.	3,200	64,673
Heiwa Real Estate Co. Ltd.	6,700	96,338
Heiwa Real Estate REIT Inc.	126	105,013
Higo Bank Ltd. (The)	16,000	87,584
Hikari Tsushin Inc.	1,100	63,491
Hino Motors Ltd.	16,400	235,253
Hirose Electric Co. Ltd.	1,800	217,903
Hiroshima Bank Ltd. (The)	36,000	180,820
Hisamitsu Pharmaceutical Co. Inc.	2,600	88,980
Hitachi Capital Corp.	4,000	79,547
Hitachi Chemical Co. Ltd.	7,500	152,535
Hitachi Construction Machinery Co. Ltd.	7,400	138,720
Hitachi High-Technologies Corp.	5,300	166,718
Hitachi Ltd.	308,000	2,352,772
Hitachi Metals Ltd.	16,000	263,704
Hitachi Zosen Corp.	13,400	74,150
Hogy Medical Co. Ltd.	1,800	94,088
Hokkaido Electric Power Co. Inc.[a]	13,400	108,829
Hokkoku Bank Ltd. (The)	25,000	80,450
Hokuetsu Kishu Paper Co. Ltd.	12,600	59,854
Hokuhoku Financial Group Inc.	77,000	159,946
Hokuriku Electric Power Co.	9,100	129,452
Hokuto Corp.	4,600	84,861
Honda Motor Co. Ltd.	101,000	3,079,053
HORIBA Ltd.	3,200	105,291
Hoshizaki Electric Co. Ltd.	3,400	173,958
House Foods Group Inc.	5,900	118,839
Hoya Corp.	28,100	1,100,174
Hulic Co. Ltd.	15,000	137,786
Hyakugo Bank Ltd. (The)	22,000	93,832
Hyakujushi Bank Ltd. (The)	18,000	60,988
IBIDEN Co. Ltd.	7,300	110,869
IBJ Leasing Co. Ltd.	3,500	66,475
Idemitsu Kosan Co. Ltd.	5,300	89,067
IHI Corp.	95,000	501,426
Iida Group Holdings Co. Ltd.	9,800	123,225

86	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Inaba Denki Sangyo Co. Ltd.	3,000	$102,030
Industrial & Infrastructure Fund Investment Corp.	23	116,307
INPEX Corp.	53,700	596,133
Internet Initiative Japan Inc.	3,100	65,634
Isetan Mitsukoshi Holdings Ltd.	21,800	311,787
Isuzu Motors Ltd.	38,500	518,348
IT Holdings Corp.	7,300	122,179
Ito EN Ltd.	4,300	82,877
ITOCHU Corp.	96,400	984,804
ITOCHU Techno-Solutions Corp.	1,700	61,001
Itoham Foods Inc.	22,000	125,859
Iwatani Corp.[b]	14,000	91,295
Iyo Bank Ltd. (The)	24,700	287,657
Izumi Co. Ltd.	3,500	126,633
J. Front Retailing Co. Ltd.	15,000	192,951
Jaccs Co. Ltd.	15,000	70,489
JAFCO Co. Ltd.	2,800	93,083
Japan Airlines Co. Ltd.	7,900	269,689
Japan Airport Terminal Co. Ltd.	3,400	154,855
Japan Aviation Electronics Industry Ltd.	4,000	91,806
Japan Display Inc.[a]	23,300	82,120
Japan Excellent Inc.	93	119,788
Japan Exchange Group Inc.	17,100	403,389
Japan Hotel REIT Investment Corp.	251	165,816
Japan Logistics Fund Inc.	61	131,020
Japan Petroleum Exploration Co. Ltd.	1,700	51,956
Japan Prime Realty Investment Corp.	52	182,386
Japan Real Estate Investment Corp.	73	356,098
Japan Rental Housing Investments Inc.	117	93,229
Japan Retail Fund Investment Corp.	148	321,539
Japan Securities Finance Co. Ltd.	16,300	81,455
Japan Steel Works Ltd. (The)	26,000	104,695
Japan Tobacco Inc.	68,500	1,885,040
JFE Holdings Inc.	31,800	706,983
JGC Corp.	12,000	246,559
Joyo Bank Ltd. (The)	39,000	197,880

Security	Shares	Value
JSR Corp.	11,100	$197,781
JTEKT Corp.	14,100	235,750
Juroku Bank Ltd. (The)	24,000	79,888
JVC Kenwood Corp.[a]	32,600	77,708
JX Holdings Inc.	136,600	506,792
K’s Holdings Corp.	3,100	91,576
Kadokawa Dwango[a]	3,418	50,892
Kagome Co. Ltd.	6,900	109,611
Kagoshima Bank Ltd. (The)	12,000	75,699
Kajima Corp.	58,000	231,575
Kakaku.com Inc.	11,100	158,659
Kamigumi Co. Ltd.	16,000	161,137
Kanamoto Co. Ltd.	2,700	70,910
Kaneka Corp.	16,000	98,480
Kanematsu Corp.	55,000	79,130
Kansai Electric Power Co. Inc. (The)[a]	47,100	458,309
Kansai Paint Co. Ltd.	16,000	281,684
Kao Corp.	33,400	1,473,166
Kawasaki Heavy Industries Ltd.	98,000	474,712
Kawasaki Kisen Kaisha Ltd.	65,000	188,141
Kayaba Industry Co. Ltd.	15,000	60,146
KDDI Corp.	36,900	2,627,120
Keihin Corp.	4,600	73,935
Keikyu Corp.	28,000	219,776
Keio Corp.	37,000	303,648
Keisei Electric Railway Co. Ltd.	23,000	298,404
Keiyo Bank Ltd. (The)	22,000	121,177
Kenedix Inc.	17,700	80,766
Kenedix Realty Investment Corp.	30	178,521
Kewpie Corp.	8,500	198,272
Keyence Corp.	2,900	1,369,949
Kikkoman Corp.	11,000	327,289
Kinden Corp.	10,000	119,355
Kintetsu Corp.	107,000	378,938
Kirin Holdings Co. Ltd.	49,300	667,322
Kisoji Co. Ltd.	8,700	148,425
Kissei Pharmaceutical Co. Ltd.	3,100	93,687
Kiyo Bank Ltd. (The)	6,000	74,831
Kobayashi Pharmaceutical Co. Ltd.	1,900	127,944
Kobe Steel Ltd.	197,000	348,836
Koito Manufacturing Co. Ltd.	7,200	236,905
Kokuyo Co. Ltd.	11,000	84,374
Komatsu Ltd.	60,100	1,193,149

CONSOLIDATED SCHEDULES OF INVESTMENTS	87

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Komeri Co. Ltd.	2,800	$60,379
Konami Corp.	7,200	135,400
Konica Minolta Holdings Inc.	32,400	360,230
Kose Corp.	2,600	117,312
Kubota Corp.	72,000	1,080,935
Kuraray Co. Ltd.	21,300	269,820
Kureha Corp.	15,000	63,083
Kurita Water Industries Ltd.	7,000	150,470
Kyocera Corp.	20,100	893,904
KYORIN Holdings Inc.	4,000	81,488
Kyowa Exeo Corp.	7,200	76,619
Kyowa Hakko Kirin Co. Ltd.	12,000	137,709
Kyushu Electric Power Co. Inc.[a]	28,500	277,321
Lawson Inc.	3,400	223,454
Leopalace21 Corp.[a]	18,800	122,757
Lintec Corp.	5,500	122,160
Lion Corp.	18,000	98,225
LIXIL Group Corp.	16,400	322,653
M3 Inc.	13,400	271,730
Mabuchi Motor Co. Ltd.	4,600	190,712
Makino Milling Machine Co. Ltd.	11,000	95,892
Makita Corp.	7,400	331,997
Mandom Corp.	2,300	78,125
Marubeni Corp.	99,800	555,223
Maruha Nichiro Corp.	7,200	107,818
Marui Group Co. Ltd.	15,100	158,501
Maruichi Steel Tube Ltd.	2,600	61,954
Matsui Securities Co. Ltd.	8,200	70,157
Matsumotokiyoshi Co. Ltd.	2,500	83,003
Mazda Motor Corp.	36,100	752,179
McDonald’s Holdings Co. (Japan) Ltd.	4,000	87,890
Medipal Holdings Corp.	7,600	89,416
Megachips Corp.	9,500	114,357
MEGMILK SNOW BRAND Co. Ltd.	5,600	77,375
Meidensha Corp.	29,000	87,396
MEIJI Holdings Co. Ltd.	4,300	476,253
Meitec Corp.	3,300	97,063
MID REIT Inc.	59	151,185
Minebea Co. Ltd.	23,000	359,690
Miraca Holdings Inc.	3,600	162,431
MIRAIT Holdings Corp.	7,800	91,038
Misawa Homes Co. Ltd.	11,400	101,612
Misumi Group Inc.	6,300	237,862

Security	Shares	Value
Mitsubishi Chemical Holdings Corp.	91,100	$476,265
Mitsubishi Corp.	84,800	1,492,925
Mitsubishi Electric Corp.	123,000	1,441,361
Mitsubishi Estate Co. Ltd.	79,000	1,603,001
Mitsubishi Gas Chemical Co. Inc.	24,000	109,513
Mitsubishi Heavy Industries Ltd.	193,000	1,076,357
Mitsubishi Logistics Corp.	9,000	135,385
Mitsubishi Materials Corp.	73,000	232,427
Mitsubishi Motors Corp.	40,300	344,453
Mitsubishi Tanabe Pharma Corp.	12,800	203,771
Mitsubishi UFJ Financial Group Inc.	804,300	4,329,450
Mitsubishi UFJ Lease & Finance Co. Ltd.	36,310	158,884
Mitsui & Co. Ltd.	104,300	1,338,102
Mitsui Chemicals Inc.	57,000	168,382
Mitsui Engineering & Shipbuilding Co. Ltd.	59,000	96,940
Mitsui Fudosan Co. Ltd.	59,000	1,507,083
Mitsui Mining & Smelting Co. Ltd.	43,000	90,784
Mitsui O.S.K. Lines Ltd.	67,000	228,153
Mitsumi Electric Co. Ltd.	8,200	63,316
Miura Co. Ltd.	8,800	100,238
Mizuho Financial Group Inc.	1,395,900	2,305,407
MonotaRO Co. Ltd.	2,900	74,435
Mori Hills REIT Investment Corp.	99	140,411
MORI TRUST Sogo REIT Inc.	71	148,208
Morinaga & Co. Ltd.	45,000	140,595
Morinaga Milk Industry Co. Ltd.	22,000	95,518
MOS Food Services Inc.	6,400	133,214
Moshi Moshi Hotline Inc.	8,100	89,989
MS&AD Insurance Group Holdings Inc.	33,000	811,761
Murata Manufacturing Co. Ltd.	13,100	1,429,720
Musashi Seimitsu Industry Co. Ltd.	4,100	77,906
Musashino Bank Ltd. (The)	2,700	89,414
Nabtesco Corp.	8,900	232,227
Nachi-Fujikoshi Corp.	14,000	76,040
Nagase & Co. Ltd.	7,600	95,368
Nagoya Railroad Co. Ltd.	62,000	244,907
Nanto Bank Ltd. (The)	20,000	67,595
NEC Corp.	167,000	474,848
NEC Networks & System Integration Corp.	3,500	75,682

88	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Net One Systems Co. Ltd.	10,600	$63,709
Nexon Co. Ltd.	11,100	109,994
NGK Insulators Ltd.	17,000	346,180
NGK Spark Plug Co. Ltd.	12,100	362,593
NH Foods Ltd.	12,000	298,404
NHK Spring Co. Ltd.	9,900	90,264
Nichi-Iko Pharmaceutical Co. Ltd.	5,300	96,105
Nichias Corp.	15,000	83,003
Nichii Gakkan Co.	8,200	85,934
Nichirei Corp.	19,000	101,417
Nidec Corp.	14,600	1,003,536
Nifco Inc.	4,000	138,935
Nihon Kohden Corp.	3,100	154,650
Nikon Corp.	20,700	265,039
Nintendo Co. Ltd.	6,800	661,678
Nippon Accommodations Fund Inc.	34	140,816
Nippon Building Fund Inc.	84	414,762
Nippon Electric Glass Co. Ltd.	22,000	114,621
Nippon Express Co. Ltd.	55,000	323,543
Nippon Flour Mills Co. Ltd.	15,000	71,383
Nippon Kayaku Co. Ltd.	10,000	141,148
Nippon Konpo Unyu Soko Co. Ltd.	5,600	87,958
Nippon Light Metal Holdings Co. Ltd.	55,300	83,328
Nippon Paint Holdings Co. Ltd.	10,700	338,858
Nippon Paper Industries Co. Ltd.	4,900	77,839
Nippon Prologis REIT Inc.	93	219,625
Nippon Sheet Glass Co. Ltd.[a]	84,000	77,947
Nippon Shokubai Co. Ltd.	9,000	122,283
Nippon Soda Co. Ltd.	18,000	103,282
Nippon Steel & Sumitomo Metal Corp.	488,000	1,152,854
Nippon Suisan Kaisha Ltd.[a]	27,400	95,404
Nippon Telegraph and Telephone Corp.	22,800	1,362,585
Nippon Yusen K.K.	103,000	308,654
Nipro Corp.[b]	8,600	75,849
Nishi-Nippon City Bank Ltd. (The)	53,000	174,163
Nishimatsu Construction Co. Ltd.	22,000	89,337
Nishimatsuya Chain Co. Ltd.	11,100	88,826
Nissan Chemical Industries Ltd.	9,400	175,092
Nissan Motor Co. Ltd.	153,600	1,329,199
Nissan Shatai Co. Ltd.	4,000	44,439

Security	Shares	Value
Nisshin OilliO Group Ltd. (The)	28,000	$102,260
Nisshin Seifun Group Inc.	12,700	156,770
Nisshin Steel Co. Ltd.	6,700	70,328
Nissin Foods Holdings Co. Ltd.	3,900	211,825
Nissin Kogyo Co. Ltd.	4,000	61,703
Nitori Holdings Co. Ltd.	4,800	272,966
Nitto Boseki Co. Ltd.	19,000	67,288
Nitto Denko Corp.	10,200	615,222
Nitto Kogyo Corp.	3,100	60,250
NOF Corp.	14,000	90,342
NOK Corp.	7,400	215,451
Nomura Holdings Inc.	232,700	1,256,954
Nomura Real Estate Holdings Inc.	8,000	135,938
Nomura Real Estate Master Fund Inc.	138	173,521
Nomura Real Estate Office Fund Inc.	23	117,678
Nomura Real Estate Residential Fund Inc.	18	104,661
Nomura Research Institute Ltd.	7,700	263,845
Noritz Corp.	4,400	69,784
North Pacific Bank Ltd.	28,700	107,993
NSK Ltd.	31,000	368,680
NTN Corp.	33,000	143,277
NTT Data Corp.	8,400	322,871
NTT DOCOMO Inc.	89,200	1,522,547
NTT Urban Development Corp.	7,200	69,937
Obayashi Corp.	43,000	274,916
OBIC Co. Ltd.	5,400	182,735
Odakyu Electric Railway Co. Ltd.	39,000	382,480
Ogaki Kyoritsu Bank Ltd. (The)	30,000	92,708
Oiles Corp.	4,400	81,771
Oita Bank Ltd. (The)	24,000	84,791
Oji Holdings Corp.	38,000	144,605
Okasan Securities Group Inc.	12,000	85,404
Oki Electric Industry Co. Ltd.	57,000	117,431
Okinawa Electric Power Co. Inc. (The)	3,200	111,284
Okuma Corp.	12,000	103,486
Okumura Corp.	16,000	73,690
Olympus Corp.[a]	16,100	564,696
Omron Corp.	13,500	546,482
Ono Pharmaceutical Co. Ltd.	5,300	563,998
Oracle Corp. Japan	2,800	117,039

CONSOLIDATED SCHEDULES OF INVESTMENTS	89

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Orient Corp.[a]	42,200	$63,588
Oriental Land Co. Ltd.	3,500	849,636
ORIX Corp.	85,300	992,680
Orix JREIT Inc.	147	221,004
Osaka Gas Co. Ltd.	116,000	460,781
OSAKA Titanium Technologies Co. Ltd.	2,300	48,579
OSG Corp.	6,000	111,403
Otsuka Corp.	3,300	114,481
Otsuka Holdings Co. Ltd.	25,200	784,651
Pacific Metals Co. Ltd.[a]	14,000	38,139
Panasonic Corp.	141,000	1,622,883
Paramount Bed Holdings Co. Ltd.	2,100	58,460
Park24 Co. Ltd.	7,400	127,255
Penta-Ocean Construction Co. Ltd.	26,600	102,356
Pigeon Corp.	2,500	157,281
Pioneer Corp.[a]	27,800	52,777
Pola Orbis Holdings Inc.	1,700	72,941
Premier Investment Corp.	21	112,451
Press Kogyo Co. Ltd.	25,000	85,132
Rakuten Inc.	52,000	726,889
Recruit Holdings Co. Ltd.[a]	9,700	284,068
Rengo Co. Ltd.	13,000	55,004
Resona Holdings Inc.	145,100	726,828
Resorttrust Inc.	5,900	142,396
Ricoh Co. Ltd.	43,000	423,539
Ricoh Leasing Co. Ltd.	3,100	81,680
Rinnai Corp.	2,300	155,272
Rohm Co. Ltd.	6,500	423,318
Rohto Pharmaceutical Co. Ltd.	7,200	97,398
Royal Holdings Co. Ltd.	9,900	142,097
Ryohin Keikaku Co. Ltd.	1,600	178,028
Ryosan Co. Ltd.	3,900	83,535
Saizeriya Co. Ltd.	7,300	118,388
San-in Godo Bank Ltd. (The)	14,000	115,013
Sangetsu Co. Ltd.	1,900	51,356
Sankyo Co. Ltd.	1,700	61,435
Sankyo Tateyama Inc.	3,800	58,909
Sankyu Inc.	20,000	80,705
Sanrio Co. Ltd.[b]	3,200	79,738
Santen Pharmaceutical Co. Ltd.	4,900	307,019
Sanwa Holdings Corp.	18,700	130,541
Sapporo Holdings Ltd.	28,000	118,946
Sawai Pharmaceutical Co. Ltd.	2,400	146,290

Security	Shares	Value
SBI Holdings Inc.	13,700	$148,471
SCREEN Holdings Co. Ltd.	18,000	107,879
SCSK Corp.	4,100	103,072
Secom Co. Ltd.	13,500	790,014
Sega Sammy Holdings Inc.	10,300	135,211
Seiko Epson Corp.	8,600	353,254
Seino Holdings Co. Ltd.	10,000	109,735
Sekisui Chemical Co. Ltd.	28,000	308,449
Sekisui House Ltd.	33,400	433,903
Sekisui House SI Residential Investment Corp.	100	113,225
Senshu Ikeda Holdings Inc.	26,800	119,780
Seven & I Holdings Co. Ltd.	46,700	1,724,439
Seven Bank Ltd.	46,200	208,454
Sharp Corp./Japan[a,b]	96,000	189,605
Shiga Bank Ltd. (The)	18,000	101,290
Shikoku Electric Power Co. Inc.[a]	12,400	157,078
Shimachu Co. Ltd.	4,700	118,475
Shimadzu Corp.	18,000	188,788
Shimamura Co. Ltd.	1,400	125,263
Shimano Inc.	5,500	733,240
Shimizu Corp.	41,000	285,515
Shin-Etsu Chemical Co. Ltd.	26,700	1,783,864
Shinko Electric Industries Co. Ltd.	6,300	44,676
ShinMaywa Industries Ltd.	12,000	117,890
Shinsei Bank Ltd.	104,000	190,355
Shionogi & Co. Ltd.	20,300	614,366
Ship Healthcare Holdings Inc.	3,200	79,847
Shiseido Co. Ltd.	23,000	371,634
Shizuoka Bank Ltd. (The)	31,000	286,077
SHO-BOND Holdings Co. Ltd.	2,600	110,671
Showa Corp.	4,700	48,254
Showa Denko K.K.	102,000	131,120
Showa Shell Sekiyu K.K.	13,300	130,775
SKY Perfect JSAT Holdings Inc.	15,300	93,390
SMC Corp.	3,600	976,734
SoftBank Corp.	60,800	3,604,056
Sohgo Security Services Co. Ltd.	4,700	121,236
Sojitz Corp.	101,900	132,726
Sompo Japan Nipponkoa Holdings Inc.	21,600	606,819
Sony Corp.	67,400	1,591,688
Sony Financial Holdings Inc.	10,900	153,017
Sotetsu Holdings Inc.	39,000	179,287

90	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Square Enix Holdings Co. Ltd.	5,400	$119,755
Stanley Electric Co. Ltd.	9,300	209,490
Start Today Co. Ltd.	3,900	79,584
Sugi Holdings Co. Ltd.	3,000	141,744
Sumco Corp.	9,200	157,269
Sumitomo Bakelite Co. Ltd.	22,000	91,772
Sumitomo Chemical Co. Ltd.	98,000	390,448
Sumitomo Corp.	62,700	623,450
Sumitomo Dainippon Pharma Co. Ltd.	9,000	95,314
Sumitomo Electric Industries Ltd.	49,000	638,233
Sumitomo Forestry Co. Ltd.	9,100	85,372
Sumitomo Heavy Industries Ltd.	41,000	224,433
Sumitomo Metal Mining Co. Ltd.	34,000	491,483
Sumitomo Mitsui Financial Group Inc.	79,000	2,683,774
Sumitomo Mitsui Trust Holdings Inc.	203,000	719,785
Sumitomo Osaka Cement Co. Ltd.	31,000	90,784
Sumitomo Realty & Development Co. Ltd.	23,000	741,114
Sumitomo Rubber Industries Inc.	11,600	182,100
Sumitomo Warehouse Co. Ltd. (The)	14,000	79,019
Sundrug Co. Ltd.	2,700	115,388
Suntory Beverage & Food Ltd.	9,100	321,113
Suruga Bank Ltd.	12,500	236,986
Suzuken Co. Ltd.	3,900	110,727
Suzuki Motor Corp.	24,100	770,609
Sysmex Corp.	10,200	460,222
T&D Holdings Inc.	37,500	427,627
Tadano Ltd.	8,000	97,459
Taiheiyo Cement Corp.	76,000	224,509
Taikisha Ltd.	4,400	105,369
Taisei Corp.	70,000	409,399
Taisho Pharmaceutical Holdings Co. Ltd.	1,500	95,901
Taiyo Holdings Co. Ltd.	2,400	88,060
Taiyo Nippon Sanso Corp.	11,000	132,788
Taiyo Yuden Co. Ltd.	8,900	112,060
Takara Holdings Inc.	11,400	73,273
Takasago Thermal Engineering Co. Ltd.	7,600	96,015
Takashimaya Co. Ltd.	18,000	158,907

Security	Shares	Value
Takata Corp.[b]	2,800	$33,038
Takeda Pharmaceutical Co. Ltd.	47,100	2,366,929
Tamron Co. Ltd.	3,200	62,793
TDK Corp.	8,500	536,202
Teijin Ltd.	71,000	213,366
Temp Holdings Co. Ltd.	3,300	112,655
Terumo Corp.	19,600	490,730
THK Co. Ltd.	8,200	201,745
Toagosei Co. Ltd.	21,000	84,740
Tobu Railway Co. Ltd.	59,000	285,294
Toda Corp.	16,000	57,753
Toho Bank Ltd. (The)	24,000	84,791
Toho Co. Ltd.	9,100	207,232
Toho Gas Co. Ltd.	29,000	158,992
Toho Holdings Co. Ltd.	3,900	54,583
Toho Zinc Co. Ltd.	24,000	76,210
Tohoku Electric Power Co. Inc.	31,000	393,751
Tokai Carbon Co. Ltd.	26,000	75,699
Tokai Rika Co. Ltd.	5,000	104,031
Tokai Tokyo Financial Holdings Inc.	15,000	100,881
Tokio Marine Holdings Inc.	45,300	1,596,578
Tokuyama Corp.	31,000	69,672
Tokyo Dome Corp.	18,000	83,974
Tokyo Electric Power Co. Inc.[a]	94,700	404,711
Tokyo Electron Ltd.	11,500	829,813
Tokyo Gas Co. Ltd.	152,000	913,954
Tokyo Ohka Kogyo Co. Ltd.	4,500	155,536
Tokyo Seimitsu Co. Ltd.	4,300	88,222
Tokyo Tatemono Co. Ltd.	27,000	183,885
Tokyu Corp.	69,000	459,941
Tokyu Fudosan Holdings Corp.	29,800	186,718
TOKYU REIT Inc.	98	130,149
TOMONY Holdings Inc.	18,900	82,380
Tomy Co. Ltd.	14,300	79,617
TonenGeneral Sekiyu K.K.	20,000	177,925
Top REIT Inc.	19	81,684
Topcon Corp.	6,400	128,365
Toppan Forms Co. Ltd.	7,300	76,564
Toppan Printing Co. Ltd.	27,000	182,046
Toray Industries Inc.	98,000	842,217
Toshiba Corp.	260,000	1,050,492
Toshiba Machine Co. Ltd.	17,000	65,849
Toshiba Tec Corp.	11,000	68,642
Tosoh Corp.	37,000	201,907

CONSOLIDATED SCHEDULES OF INVESTMENTS	91

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
TOTO Ltd.	18,000	$200,587
Toyo Ink SC Holdings Co. Ltd.	16,000	75,597
Toyo Seikan Group Holdings Ltd.	9,300	120,817
Toyo Suisan Kaisha Ltd.	6,200	220,364
Toyo Tire & Rubber Co. Ltd.	6,900	157,367
Toyobo Co. Ltd.	66,000	89,337
Toyoda Gosei Co. Ltd.	4,200	93,321
Toyota Boshoku Corp.	5,200	69,324
Toyota Industries Corp.	10,400	565,752
Toyota Motor Corp.	173,400	11,285,430
Toyota Tsusho Corp.	12,600	301,632
Trend Micro Inc.	6,500	185,098
TS Tech Co. Ltd.	3,400	86,487
TSI Holdings Co. Ltd.	7,600	43,608
Tsubakimoto Chain Co.	13,000	105,802
Tsumura & Co.	4,100	93,927
Tsuruha Holdings Inc.	2,900	196,271
UACJ Corp.	18,000	44,745
Ube Industries Ltd.	68,000	102,465
ULVAC Inc.[a]	4,100	59,337
Unicharm Corp.	25,400	707,195
Unipres Corp.	3,800	66,609
United Arrows Ltd.	1,600	45,699
United Urban Investment Corp.	160	257,030
Universal Entertainment Corp.	2,000	33,968
UNY Group Holdings Co. Ltd.	7,600	43,931
Ushio Inc.	8,500	99,281
USS Co. Ltd.	13,600	215,118
Valor Co. Ltd.	4,200	79,913
Wacom Co. Ltd.	11,000	46,916
Watami Co. Ltd.[b]	9,100	90,330
West Japan Railway Co.	10,800	558,825
Xebio Co. Ltd.	3,400	52,911
Yahoo! Japan Corp.	100,700	342,053
Yakult Honsha Co. Ltd.	6,000	366,748
Yamada Denki Co. Ltd.	54,500	204,146
Yamagata Bank Ltd. (The)	20,000	84,961
Yamaguchi Financial Group Inc.	15,000	157,451
Yamaha Corp.	11,000	162,099
Yamaha Motor Co. Ltd.	17,700	393,584
Yamanashi Chuo Bank Ltd. (The)	18,000	72,328
Yamato Holdings Co. Ltd.	24,200	551,718
Yamato Kogyo Co. Ltd.	3,300	85,826
Yaskawa Electric Corp.	15,800	204,587
Yokogawa Electric Corp.	14,100	149,324

Security	Shares	Value
Yokohama Rubber Co. Ltd. (The)	14,000	$133,010
Yoshinoya Holdings Co. Ltd.	8,000	90,784
Zenkoku Hosho Co. Ltd.	4,200	135,155
Zenrin Co. Ltd.	7,500	97,242
Zensho Holdings Co. Ltd.	9,700	87,780
Zeon Corp.	12,000	123,713

		205,419,308
MALAYSIA — 0.79%
AirAsia Bhd	109,600	84,587
Alliance Financial Group Bhd	83,100	109,487
AMMB Holdings Bhd	121,100	209,622
Astro Malaysia Holdings Bhd	219,200	176,423
Axiata Group Bhd	171,200	339,757
Berjaya Corp. Bhd	424,500	47,388
Berjaya Sports Toto Bhd	34,742	32,463
British American Tobacco Malaysia Bhd	9,200	167,365
Bumi Armada Bhd[a]	179,700	59,438
Bursa Malaysia Bhd	68,600	155,050
CapitaMalls Malaysia Trust Bhd	154,200	61,204
Carlsberg Brewery Malaysia Bhd	13,400	43,509
CIMB Group Holdings Bhd	322,000	488,148
Dialog Group Bhd	296,278	132,296
DiGi.Com Bhd	217,100	383,575
DRB-Hicom Bhd	86,100	42,480
Felda Global Ventures Holdings Bhd	80,800	54,342
Gamuda Bhd	149,300	208,641
Genting Bhd	139,900	340,495
Genting Malaysia Bhd	215,000	240,601
Genting Plantations Bhd	24,900	69,731
Hong Leong Bank Bhd	39,900	154,189
Hong Leong Financial Group Bhd	21,700	101,203
IHH Healthcare Bhd	189,700	271,896
IJM Corp. Bhd	73,200	139,217
IOI Corp. Bhd	205,000	266,138
IOI Properties Group Bhd	93,973	53,358
KPJ Healthcare Bhd	57,700	62,503
Kuala Lumpur Kepong Bhd	32,300	201,741
Lafarge Malaysia Bhd	50,200	137,123
Magnum Bhd	5,000	3,845
Malayan Banking Bhd	267,400	642,703
Malaysia Airports Holdings Bhd	54,500	107,558
Malaysian Resources Corp. Bhd	134,300	49,974
Maxis Bhd	113,700	222,511

92	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Media Prima Bhd	99,300	$51,183
MISC Bhd	80,100	171,107
Parkson Holdings Bhd[a]	82,751	56,566
Pavilion Real Estate Investment Trust Bhd	60,900	26,019
Petronas Chemicals Group Bhd	176,700	248,393
Petronas Dagangan Bhd	18,400	89,464
Petronas Gas Bhd	49,500	302,894
PPB Group Bhd	34,300	137,654
Public Bank Bhd	176,360	881,800
RHB Capital Bhd	43,900	98,739
Sapurakencana Petroleum Bhd	226,000	166,323
Sime Darby Bhd	203,000	525,965
Sunway Real Estate Investment Trust Bhd	162,700	69,511
Telekom Malaysia Bhd	88,200	169,933
Tenaga Nasional Bhd	195,500	781,353
UEM Sunrise Bhd	84,800	29,685
UMW Holdings Bhd	33,000	99,146
WCT Holdings Bhd	148,370	65,433
YTL Corp. Bhd	373,500	181,191
YTL Power International Bhd	220,700	97,332

		10,110,252
MEXICO — 0.95%
Alfa SAB de CV Series A	188,000	344,911
Alsea SAB de CVa,b	39,400	105,572
America Movil SAB de CV Series L	2,158,400	2,310,770
Arca Continental SAB de CV	28,400	168,052
Bolsa Mexicana de Valores SAB de CV	47,300	78,344
Cemex SAB de CV CPO[a]	776,309	690,087
Coca-Cola FEMSA SAB de CV Series L	26,200	212,550
Compartamos SAB de CV	91,800	173,631
Controladora Comercial Mexicana SAB de CV BC Units	26,500	80,599
Corporacion Inmobiliaria Vesta SAB de CV	51,900	100,452
El Puerto de Liverpool SAB de CV Series C1	10,400	106,667
Empresas ICA SAB de CVa,b	73,000	75,911
Fibra Uno Administracion SAB de CV	147,400	444,966

Security	Shares	Value
Fomento Economico Mexicano SAB de CV BD Units	124,000	$1,036,770
Genomma Lab Internacional SAB de CV Series Ba,b	57,800	91,643
Gruma SAB de CV Series B	14,600	158,315
Grupo Aeroportuario del Pacifico SAB de CV Series B	24,800	164,141
Grupo Aeroportuario del Sureste SAB de CV Series B	13,800	180,627
Grupo Bimbo SAB de CV Series Aa	113,900	290,132
Grupo Carso SAB de CV Series A1	40,300	176,482
Grupo Comercial Chedraui SAB de CV	25,800	71,578
Grupo Financiero Banorte SAB de CV Series O	162,100	823,546
Grupo Financiero Inbursa SAB de CV Series O	157,600	406,815
Grupo Financiero Santander Mexico SAB de CV Series B	107,600	228,092
Grupo Herdez SAB de CV	34,800	80,068
Grupo Mexico SAB de CV Series B	245,600	649,389
Grupo Simec SAB de CV Series Ba	10,100	28,392
Grupo Televisa SAB de CV CPO	168,700	1,099,203
Industrias CH SAB de CV Series Ba	12,800	52,472
Industrias Penoles SAB de CV	7,695	152,060
Kimberly-Clark de Mexico SAB de CV Series A	101,000	196,293
Macquarie Mexico Real Estate Management SA de CV	72,400	119,337
Mexichem SAB de CVa	62,200	172,646
Minera Frisco SAB de CV Series A1[a]	31,800	41,712
OHL Mexico SAB de CVa	61,100	116,136
Promotora y Operadora Infraestructura SAB de CVa	18,800	211,844
TV Azteca SAB de CV CPO	83,700	33,205
Wal-Mart de Mexico SAB de CV Series V	340,900	659,123

		12,132,533

CONSOLIDATED SCHEDULES OF INVESTMENTS	93

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
NETHERLANDS — 1.89%
Aalberts Industries NV	7,040	$203,453
AEGON NV	116,728	835,248
Akzo Nobel NV	15,221	1,101,334
Altice SAa,b	5,780	483,313
Arcadis NV	4,970	151,174
ASM International NVb	3,390	139,112
ASML Holding NV	22,943	2,415,023
BinckBank NV	8,299	68,365
Boskalis Westminster NV	5,653	250,859
Brunel International NV	3,973	64,672
Corbion NV	5,389	89,637
Delta Lloyd NV	13,052	247,145
Eurocommercial Properties NV	2,715	121,018
Fiat Chrysler Automobiles NVa,b	56,209	742,120
Fugro NV CVA	4,662	101,166
Gemalto NVb	5,071	368,635
Heineken Holding NV	6,044	396,604
Heineken NV	14,614	1,093,035
ING Groep NV CVA[a]	244,277	3,065,278
Koninklijke Ahold NV	57,215	1,035,288
Koninklijke BAM Groep NVb	19,819	59,915
Koninklijke DSM NV	10,503	559,657
Koninklijke KPN NV	201,016	623,120
Koninklijke Philips NV	61,567	1,705,271
Koninklijke Ten Cate NV	2,990	66,469
Koninklijke Vopak NV	4,906	274,511
NSI NV	20,516	91,656
Nutreco NV	4,961	252,201
OCI NVa	5,576	196,853
PostNL NVa	28,329	103,097
Randstad Holding NV	7,728	409,217
Reed Elsevier NV	44,942	1,102,540
Royal Imtech NVa,b	5,686	26,500
SBM Offshore NVa,b	12,844	140,402
TKH Group NV	3,016	94,002
TNT Express NV	27,361	179,819
TomTom NVa	7,726	51,107
Unilever NV CVA	101,770	4,431,768
USG People NV	5,803	67,383
VastNed Retail NV	1,500	74,385
Wereldhave NV	2,686	193,349
Wolters Kluwer NV	19,096	572,015

		24,247,716

Security	Shares	Value
NEW ZEALAND — 0.18%
Air New Zealand Ltd.	46,858	$88,765
Auckland International Airport Ltd.	58,651	189,432
Chorus Ltd.[a]	29,725	57,172
Contact Energy Ltd.	25,666	131,703
Fisher & Paykel Healthcare Corp. Ltd.	40,579	182,898
Fletcher Building Ltd.	41,122	250,112
Freightways Ltd.	14,060	60,922
Goodman Property Trust	46,825	40,103
Infratil Ltd.	40,580	93,071
Kiwi Property Group Ltd.	35,724	34,226
Meridian Energy Ltd.	90,885	126,322
Mighty River Power Ltd.	70,748	172,532
Nuplex Industries Ltd.	15,447	33,522
Precinct Properties New Zealand Ltd.	51,683	46,514
Ryman Healthcare Ltd.	27,287	163,391
Sky Network Television Ltd.	33,280	146,377
SKYCITY Entertainment Group Ltd.	39,680	113,183
Spark New Zealand Ltd.	122,776	294,066
Trade Me Group Ltd.	32,196	84,825
Xero Ltd.[a,b]	5,179	58,790

		2,367,926
NORWAY — 0.58%
Akastor ASA[b]	15,562	38,150
Aker ASA Class A	1,930	41,088
Aker Solutions ASA[a]	10,178	49,692
Atea ASA	10,874	120,308
Austevoll Seafood ASA	13,773	80,500
Borregaard ASA	11,726	82,455
BW LPG Ltd.[b,c]	7,745	47,956
Det norske oljeselskap ASA[a,b]	6,811	28,297
DNB ASA	61,400	889,648
DNO ASA[a,b]	39,184	85,947
Fred Olsen Energy ASA[b]	4,212	35,161
Gjensidige Forsikring ASA	14,076	237,006
Kvaerner ASA	38,671	45,105
Leroey Seafood Group ASA	2,264	79,454
Marine Harvest ASA	22,424	293,663
Norsk Hydro ASA	89,716	527,843
Norwegian Air Shuttle ASA[a,b]	2,220	87,076
Norwegian Property ASA[a]	44,628	59,884

94	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Opera Software ASA[b]	11,857	$156,808
Orkla ASA	51,840	381,919
Petroleum Geo-Services ASA[b]	18,834	102,110
Prosafe SE	21,249	56,752
REC Silicon ASA[a,b]	336,039	72,103
Schibsted ASA	4,917	317,205
Seadrill Ltd.[b]	24,409	259,349
SpareBank 1 SMN	12,016	85,269
Statoil ASA	71,239	1,180,193
Storebrand ASA[a]	32,061	96,797
Subsea 7 SA	20,140	171,244
Telenor ASA	46,655	1,001,061
TGS-NOPEC Geophysical Co. ASA[b]	7,268	168,325
Yara International ASA	11,607	603,076

		7,481,444
PERU — 0.09%
Cia. de Minas Buenaventura SAA SP ADR	14,533	165,967
Credicorp Ltd.	4,589	661,367
Southern Copper Corp.	10,651	290,559

		1,117,893
PHILIPPINES — 0.31%
Aboitiz Equity Ventures Inc.	126,810	162,780
Aboitiz Power Corp.	98,400	99,308
Alliance Global Group Inc.	193,600	109,988
Ayala Corp.	15,920	262,306
Ayala Land Inc.	468,200	383,327
Bank of the Philippine Islands	53,137	119,306
BDO Unibank Inc.	109,810	285,153
Belle Corp.	365,500	38,048
DMCI Holdings Inc.	290,000	101,286
Energy Development Corp.	774,800	150,240
First Gen Corp.	128,700	90,776
First Philippine Holdings Corp.	24,270	54,437
Globe Telecom Inc.	1,680	66,525
International Container Terminal Services Inc.	59,430	153,653
JG Summit Holdings Inc.	161,942	240,564
Jollibee Foods Corp.	31,710	166,846
Manila Water Co. Inc.	121,100	88,711
Metro Pacific Investments Corp.	870,700	102,091
Metropolitan Bank & Trust Co.	25,639	55,415
Philippine Long Distance Telephone Co.	5,520	371,814

Security	Shares	Value
Philippine National Bank[a]	20,145	$38,469
SM Investments Corp.	8,830	186,040
SM Prime Holdings Inc.	439,700	185,481
Universal Robina Corp.	86,950	408,197

		3,920,761
POLAND — 0.33%
Alior Bank SAa	4,120	95,378
Asseco Poland SA	7,516	111,304
Bank Handlowy w Warszawie SA	2,528	73,750
Bank Millennium SA	36,670	74,020
Bank Pekao SA	8,573	413,448
Bank Zachodni WBK SA	1,966	182,793
Cyfrowy Polsat SA	14,861	95,399
ENEA SA	17,466	77,384
Eurocash SA	7,381	73,241
Getin Noble Bank SAa	69,257	37,143
Globe Trade Centre SAa	30,687	39,696
Grupa Azoty SA	4,113	78,700
Grupa Lotos SAa	8,049	53,015
Jastrzebska Spolka Weglowa SAa	3,754	21,448
Kernel Holding SAa	6,417	54,043
KGHM Polska Miedz SA	9,201	261,231
Lubelski Wegiel Bogdanka SA	3,685	96,788
mBank SA	1,032	130,439
Netia SA	45,890	73,956
Orange Polska SA	43,462	104,831
PGE Polska Grupa Energetyczna SA	56,180	294,481
Polski Koncern Naftowy Orlen SA	22,303	329,682
Polskie Gornictwo Naftowe i Gazownictwo SA	144,850	170,981
Powszechna Kasa Oszczednosci Bank Polski SA	58,351	540,013
Powszechny Zaklad Ubezpieczen SA	3,917	532,615
Synthos SA	29,540	34,232
Tauron Polska Energia SA	93,762	126,344
TVN SAa	16,733	79,818

		4,256,173
PORTUGAL — 0.12%
Banco BPI SAa,b,d	23,022	21,666
Banco Comercial Portugues SA Registered[a,b]	3,188,785	226,698
CTT-Correios de Portugal SA	11,464	120,957

CONSOLIDATED SCHEDULES OF INVESTMENTS	95

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Energias de Portugal SA	148,306	$565,161
Galp Energia SGPS SA Class B	23,453	247,823
Jeronimo Martins SGPS SAb	15,281	164,817
Mota-Engil SGPS SA	4,821	14,890
NOS SGPS	12,782	81,322
Portugal Telecom SGPS SA Registered[b]	49,503	35,249
Sonae SGPS SA	50,272	66,033

		1,544,616
QATAR — 0.16%
Industries Qatar QSC	12,755	522,528
Masraf Al Rayan QSC	34,022	418,503
Ooredoo QSC	7,939	250,682
Qatar National Bank SAQ	13,523	735,188
Vodafone Qatar QSC	45,221	185,006

		2,111,907
RUSSIA — 0.20%
LSR Group OJSC SP GDR[d]	90,701	145,122
Magnit PJSC SP GDR[d]	17,483	667,851
Mechel OAO SP ADR[a]	118,145	153,588
MegaFon OAO SP GDR[d]	31,612	434,349
Mobile TeleSystems OJSC SP ADR	54,344	427,144
NovaTek OAO SP GDR[d]	7,083	495,810
Pharmstandard GDR[a,d]	10,271	81,141
Sistema JSFC SP GDR[d]	26,639	118,543

		2,523,548
SINGAPORE — 1.18%
AIMS AMP Capital Industrial REIT	113,225	123,007
ARA Asset Management Ltd.	85,300	107,169
Ascendas India Trust	160,000	101,101
Ascendas REIT	111,000	201,803
Ascott Residence Trust	44,800	41,883
Biosensors International Group Ltd.[a,b]	78,000	37,181
Cache Logistics Trust	146,000	127,862
Cambridge Industrial Trust[b]	243,000	122,120
CapitaCommercial Trust[b]	134,000	175,286
CapitaLand Ltd.	159,000	408,928
CapitaMall Trust Management Ltd.[b]	131,000	202,343
CapitaRetail China Trust	85,240	108,038
CDL Hospitality Trusts	74,000	98,441
City Developments Ltd.	27,000	200,540

Security	Shares	Value
ComfortDelGro Corp. Ltd.	149,000	$316,037
COSCO Corp. (Singapore) Ltd.[b]	97,000	38,711
DBS Group Holdings Ltd.	109,000	1,594,199
Ezion Holdings Ltd.[b]	103,360	97,012
Ezra Holdings Ltd.[b]	101,680	39,827
First REIT[b]	112,000	108,846
First Resources Ltd.[b]	42,000	57,889
Frasers Centrepoint Trust[b]	60,000	91,789
Frasers Commercial Trust	114,000	125,113
Genting Singapore PLC	386,000	308,093
Global Logistic Properties Ltd.	190,000	355,258
Golden Agri-Resources Ltd.	414,000	128,505
Hutchison Port Holdings Trust	297,000	212,355
Hyflux Ltd.	91,000	64,227
Indofood Agri Resources Ltd.[b]	60,000	31,483
Jardine Cycle & Carriage Ltd.[b]	7,000	218,831
Kenon Holdings Ltd.[a]	1,043	17,709
Keppel Corp. Ltd.	84,000	540,093
Keppel Land Ltd.	35,000	117,434
Keppel REIT[b]	91,160	83,203
Lippo Malls Indonesia Retail Trust	334,000	87,628
M1 Ltd./Singapore	31,000	85,914
Mapletree Commercial Trust	112,000	125,401
Mapletree Industrial Trust	87,000	98,374
Mapletree Logistics Trust	112,000	99,328
Midas Holdings Ltd.[b]	382,000	95,987
Neptune Orient Lines Ltd.[a,b]	79,000	58,968
Noble Group Ltd.	300,000	236,124
OUE Hospitality Trust	174,166	120,350
OUE Ltd.[b]	19,000	30,892
Oversea-Chinese Banking Corp. Ltd.	182,750	1,404,626
Parkway Life REIT[b]	47,000	84,406
Perennial Real Estate Holdings Ltd.[a,b]	120,572	93,118
Sabana Shari’ah Compliant Industrial REIT	161,065	108,916
SATS Ltd.	40,000	87,503
SembCorp Industries Ltd.	57,000	181,561
SembCorp Marine Ltd.[b]	47,000	104,205
Singapore Airlines Ltd.	28,000	261,769
Singapore Exchange Ltd.[b]	50,000	287,119
Singapore Post Ltd.	134,000	211,928
Singapore Press Holdings Ltd.[b]	41,000	125,142

96	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Singapore Technologies Engineering Ltd.	90,000	$223,487
Singapore Telecommunications Ltd.	474,000	1,429,251
SMRT Corp. Ltd.[b]	96,000	124,159
Starhill Global REIT	144,000	88,331
StarHub Ltd.	27,000	83,409
Suntec REIT[b]	159,000	220,915
Super Group Ltd.[b]	33,000	27,071
Tiger Airways Holdings Ltd.[a]	312,540	77,379
United Engineers Ltd.	41,000	92,114
United Overseas Bank Ltd.	81,000	1,387,614
UOL Group Ltd.	30,000	160,077
Vard Holdings Ltd.[a,b]	88,000	32,843
Venture Corp. Ltd.[b]	19,000	114,160
Wheelock Properties (Singapore) Ltd.	15,000	20,786
Wilmar International Ltd.	111,000	264,149
Wing Tai Holdings Ltd.	48,000	64,918
Yangzijiang Shipbuilding Holdings Ltd.	138,000	126,465

		15,128,703
SOUTH AFRICA — 1.77%
Acucap Properties Ltd.	9,788	47,126
Adcock Ingram Holdings Ltd.[a]	15,910	58,956
Aeci Ltd.	8,286	89,122
African Rainbow Minerals Ltd.	8,236	83,443
Anglo American Platinum Ltd.[a]	3,187	97,821
AngloGold Ashanti Ltd.[a]	25,655	301,724
ArcelorMittal South Africa Ltd.[a]	11,334	24,215
Aspen Pharmacare Holdings Ltd.	21,227	800,479
Assore Ltd.	1,967	27,304
Aveng Ltd.[a]	26,048	39,886
AVI Ltd.	25,378	185,137
Barclays Africa Group Ltd.	21,833	373,382
Barloworld Ltd.	15,318	116,212
Bidvest Group Ltd. (The)	19,551	543,061
Brait SEa	27,142	179,873
Capital Property Fund[a]	105,460	134,103
Clicks Group Ltd.	18,182	141,191
Coronation Fund Managers Ltd.	19,799	176,184
DataTec Ltd.	14,240	71,867
Discovery Ltd.	22,483	222,878
Emira Property Fund	33,767	55,886
Exxaro Resources Ltd.	10,866	96,870

Security	Shares	Value
FirstRand Ltd.	207,849	$930,683
Foschini Group Ltd. (The)	13,544	195,224
Gold Fields Ltd.	51,345	288,090
Grindrod Ltd.	23,942	37,464
Growthpoint Properties Ltd.	116,804	294,244
Harmony Gold Mining Co. Ltd.[a]	24,425	71,694
Hyprop Investments Ltd.	14,740	134,081
Illovo Sugar Ltd.	15,715	32,562
Impala Platinum Holdings Ltd.[a]	33,867	220,568
Imperial Holdings Ltd.	11,184	198,256
Investec Ltd.	15,015	126,706
JSE Ltd.	8,578	90,212
Kumba Iron Ore Ltd.	4,005	77,373
Lewis Group Ltd.	7,840	61,272
Liberty Holdings Ltd.	9,162	103,270
Life Healthcare Group Holdings Ltd.	58,853	220,111
Massmart Holdings Ltd.	7,722	110,582
Mediclinic International Ltd.	24,729	246,163
MMI Holdings Ltd.	81,085	218,416
Mondi Ltd.	8,289	149,296
Mr. Price Group Ltd.	16,516	376,300
MTN Group Ltd.	106,566	1,851,414
Murray & Roberts Holdings Ltd.	46,294	78,291
Nampak Ltd.	39,622	145,155
Naspers Ltd. Class N	25,317	3,695,681
Nedbank Group Ltd.	13,776	303,780
Netcare Ltd.	66,421	221,632
Northam Platinum Ltd.[a]	17,174	57,217
Omnia Holdings Ltd.	3,700	54,312
Pick n Pay Holdings Ltd.	18,093	37,412
Pick n Pay Stores Ltd.	18,859	93,282
PPC Ltd.	39,160	72,051
Rand Merchant Insurance Holdings Ltd.	62,722	229,835
Redefine Properties Ltd.	185,929	182,236
Remgro Ltd.	31,331	729,333
Resilient Property Income Fund Ltd.	16,987	129,005
Reunert Ltd.	16,157	87,071
RMB Holdings Ltd.	44,447	253,246
Sanlam Ltd.	121,320	732,551
Sappi Ltd.[a]	38,456	158,704
Sasol Ltd.	35,494	1,285,395
Shoprite Holdings Ltd.	28,355	450,764

CONSOLIDATED SCHEDULES OF INVESTMENTS	97

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Sibanye Gold Ltd.	57,020	$150,847
SPAR Group Ltd. (The)	14,080	223,336
Standard Bank Group Ltd.	76,060	1,011,125
Steinhoff International Holdings Ltd.	141,581	727,321
Sun International Ltd.	7,974	89,126
Super Group Ltd.[a]	21,862	64,359
Telkom SA SOC Ltd.[a]	25,164	150,798
Tiger Brands Ltd.	10,938	370,694
Tongaat Hulett Ltd.	7,584	104,328
Truworths International Ltd.	26,100	181,764
Vodacom Group Ltd.	21,820	252,100
Wilson Bayly Holmes-Ovcon Ltd.	3,191	33,060
Woolworths Holdings Ltd.	59,046	441,157

		22,697,669
SOUTH KOREA — 3.18%
Able C&C Co. Ltd.	2,074	41,818
Amicogen Inc.[a]	1,307	58,323
AmorePacific Corp.	245	593,905
AmorePacific Group	242	277,273
Asiana Airlines Inc.[a]	12,890	101,720
Binggrae Co. Ltd.	834	56,739
BS Financial Group Inc.	11,856	150,151
Cell Biotech Co. Ltd.	1,287	69,081
Celltrion Inc.[a]	4,538	168,889
Chabiotech Co. Ltd.[a]	5,083	66,001
Cheil Worldwide Inc.[a]	4,425	79,914
CJ CheilJedang Corp.	592	190,549
CJ Corp.	1,139	179,661
CJ E&M Corp.[a]	1,956	68,145
CJ Korea Express Co. Ltd.[a]	689	120,651
CJ O Shopping Co. Ltd.	304	61,656
Cosmax Inc.[a]	828	82,527
Coway Co. Ltd.	3,420	274,576
Daelim Industrial Co. Ltd.	1,765	88,766
Daesang Corp.	2,033	70,735
Daewoo Engineering & Construction Co. Ltd.[a]	10,395	64,446
Daewoo International Corp.	3,642	91,583
Daewoo Securities Co. Ltd.[a]	17,854	164,892
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	7,101	126,618
Daum Kakao Corp.	1,689	235,836
Dong-A Socio Holdings Co. Ltd.	487	55,887
Dong-A ST Co. Ltd.	554	44,883

Security	Shares	Value
Dongbu Insurance Co. Ltd.	3,696	$179,798
Dongkuk Steel Mill Co. Ltd.	5,824	29,823
Dongwon Industries Co. Ltd.	139	41,309
Doosan Corp.	516	49,071
Doosan Heavy Industries & Construction Co. Ltd.	3,882	82,709
Doosan Infracore Co. Ltd.[a]	11,576	107,969
E-Mart Co. Ltd.	1,472	279,971
Fila Korea Ltd.	1,082	108,338
Gamevil Inc.[a]	538	90,273
GemVax & Kael Co. Ltd.[a]	3,011	47,081
Grand Korea Leisure Co. Ltd.	2,757	101,093
Green Cross Corp.	1,295	164,599
Green Cross Holdings Corp.	3,735	74,796
GS Engineering & Construction Corp.[a]	3,407	78,041
GS Holdings Corp.	3,680	140,322
Halla Holdings Corp.	1,847	107,415
Halla Visteon Climate Control Corp.	2,655	112,769
Hana Financial Group Inc.	18,447	544,841
Hana Tour Service Inc.	1,353	105,657
Handsome Co. Ltd.	2,686	75,157
Hanjin Heavy Industries & Construction Co. Ltd.[a]	9,206	32,746
Hanjin Kal Corp.[a]	2,727	81,416
Hanjin Shipping Co. Ltd.[a]	6,565	35,718
Hankook Tire Co. Ltd.	4,392	211,648
Hanmi Pharm Co. Ltd.a	636	56,877
Hansol Holdings Co. Ltd.	1,738	12,587
Hanssem Co. Ltd.	816	115,655
Hanwha Chemical Corp.	8,230	92,565
Hanwha Corp.	3,700	92,703
Hanwha Life Insurance Co. Ltd.	17,647	125,543
Hotel Shilla Co. Ltd.	2,209	206,033
Huchems Fine Chemical Corp.	3,068	74,343
Hyosung Corp.	1,771	117,570
Hyundai Department Store Co. Ltd.	1,072	117,140
Hyundai Development Co. Engineering & Construction	3,510	138,493
Hyundai Engineering & Construction Co. Ltd.	4,736	189,033
Hyundai Glovis Co. Ltd.	945	211,277
Hyundai Greenfood Co. Ltd.	4,093	64,748

98	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Hyundai Heavy Industries Co. Ltd.	2,666	$275,474
Hyundai Home Shopping Network Corp.	573	62,875
Hyundai Hysco Co. Ltd.	2,547	179,333
Hyundai Livart Furniture Co. Ltd.	1,687	52,912
Hyundai Marine & Fire Insurance Co. Ltd.	1,960	46,778
Hyundai Merchant Marine Co. Ltd.[a]	6,005	56,283
Hyundai Mipo Dockyard Co. Ltd.	966	68,192
Hyundai Mobis Co. Ltd.	4,426	1,003,702
Hyundai Motor Co.	9,686	1,501,259
Hyundai Securities Co. Ltd.[a]	11,898	81,706
Hyundai Steel Co.	3,916	235,977
Hyundai Wia Corp.	1,034	145,607
iMarketKorea Inc.	2,080	52,114
Industrial Bank of Korea	17,240	204,150
JB Financial Group Co. Ltd.	33,547	178,840
Kangwon Land Inc.	7,748	229,549
KB Financial Group Inc.	12,062	405,890
KCC Corp.	403	203,048
KEPCO Plant Service & Engineering Co. Ltd.	1,814	146,467
Kia Motors Corp.	16,683	701,736
KIWOOM Securities Co. Ltd.	1,697	90,778
Kolon Industries Inc.	1,272	54,027
Korea Aerospace Industries Ltd.	4,645	198,993
Korea Electric Power Corp.	16,392	647,526
Korea Gas Corp.[a]	2,177	89,978
Korea Investment Holdings Co. Ltd.	4,000	190,197
Korea Zinc Co. Ltd.	626	245,855
Korean Reinsurance Co.	10,827	100,983
KT Corp.	4,865	133,236
KT Skylife Co. Ltd.	2,570	38,071
KT&G Corp.	7,003	513,570
Kumho Petrochemical Co. Ltd.	1,006	82,515
Kumho Tire Co. Inc.[a]	8,980	79,733
Kwangju Bank[a]	8,558	69,882
Kyongnam Bank[a]	3,977	39,639
LF Corp.	2,986	86,009
LG Chem Ltd.	3,233	586,824
LG Corp.	6,622	374,819
LG Display Co. Ltd.	16,260	536,003

Security	Shares	Value
LG Electronics Inc.	7,264	$403,851
LG Hausys Ltd.	610	100,123
LG Household & Health Care Ltd.	630	396,342
LG Innotek Co. Ltd.	1,049	93,907
LG International Corp.	2,594	87,170
LG Life Sciences Ltd.[a]	3,390	144,763
LG Uplus Corp.	15,440	170,834
LIG Insurance Co. Ltd.	3,874	81,476
Lotte Chemical Corp.	1,081	172,489
Lotte Chilsung Beverage Co. Ltd.	56	85,311
Lotte Confectionery Co. Ltd.	50	85,452
Lotte Food Co. Ltd.	105	59,624
Lotte Shopping Co. Ltd.	731	158,753
LS Corp.	1,040	45,790
LS Industrial Systems Co. Ltd.	1,724	95,533
Mando Corp.[a]	594	89,893
Medipost Co. Ltd.[a]	1,807	77,908
Medy-Tox Inc.	400	135,406
MegaStudy Co. Ltd.	1,316	71,721
Meritz Fire & Marine Insurance Co. Ltd.	7,218	80,523
Mirae Asset Securities Co. Ltd.	2,519	106,878
Namyang Dairy Products Co. Ltd.	89	58,840
NAVER Corp.	1,776	1,162,780
NCsoft Corp.	973	179,724
Nexen Tire Corp.	4,360	62,195
NH Investment & Securities Co. Ltd.	11,965	121,444
NHN Entertainment Corp.[a]	817	55,657
NongShim Co. Ltd.	326	69,010
OCI Co. Ltd.[a]	972	69,505
ORION Corp.	227	217,950
Paradise Co. Ltd.	3,693	88,813
Partron Co. Ltd.	4,190	47,701
Poongsan Corp.	2,740	57,000
POSCO	4,098	946,182
S-Oil Corp.	4,256	235,450
S.M. Entertainment Co.[a]	1,762	58,970
S1 Corp.	1,511	110,534
Samsung C&T Corp.	7,923	404,264
Samsung Card Co. Ltd.	3,242	113,245
Samsung Electro-Mechanics Co. Ltd.	3,737	228,949
Samsung Electronics Co. Ltd.	7,026	8,769,651
Samsung Engineering Co. Ltd.[a]	2,245	78,008

CONSOLIDATED SCHEDULES OF INVESTMENTS	99

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Samsung Fine Chemicals Co. Ltd.	3,004	$93,806
Samsung Fire & Marine Insurance Co. Ltd.	2,257	608,829
Samsung Heavy Industries Co. Ltd.	9,949	162,845
Samsung Life Insurance Co. Ltd.	4,409	453,559
Samsung SDI Co. Ltd.	3,390	399,881
Samsung SDS Co. Ltd.	1,875	453,491
Samsung Securities Co. Ltd.	5,095	221,765
Samsung Techwin Co. Ltd.	1,931	40,523
Sansung Life & Science Co. Ltd.[a]	2,190	65,784
SeAH Besteel Corp.	1,327	38,648
Seegene Inc.[a]	1,461	43,819
Seoul Semiconductor Co. Ltd.	2,687	47,912
SFA Engineering Corp.	1,575	66,465
Shinhan Financial Group Co. Ltd.	15,402	633,769
Shinsegae Co. Ltd.	575	84,652
SK C&C Co. Ltd.	1,447	310,941
SK Chemicals Co. Ltd.	1,347	75,258
SK Holdings Co. Ltd.	1,757	274,732
SK Hynix Inc.	24,283	1,058,051
SK Innovation Co. Ltd.	3,913	335,267
SK Networks Co. Ltd.[a]	21,790	187,494
SK Telecom Co. Ltd.	690	182,343
SKC Co. Ltd.	2,439	67,465
Sung Kwang Bend Co. Ltd.	4,675	56,642
Sungwoo Hitech Co. Ltd.	4,676	51,951
Taekwang Industrial Co. Ltd.	35	36,101
TK Corp.[a]	6,471	62,426
TONGYANG Life Insurance Co.	8,726	87,771
ViroMed Co. Ltd.[a]	1,332	63,945
Whanin Pharmaceutical Co. Ltd.	3,706	66,421
Woori Bank[a]	21,987	176,925
YG Entertainment Inc.	1,420	61,677
Youngone Corp.	1,826	94,172
Youngone Holdings Co. Ltd.	796	65,508
Yuanta Securities Korea[a]	18,699	67,881
Yuhan Corp.	270	42,218

		40,793,438
SPAIN — 2.26%
Abengoa SA Class B	38,133	112,311
Abertis Infraestructuras SA	25,437	498,595
Acciona SAa	4,367	312,678
Acerinox SA	10,967	163,359

Security	Shares	Value
ACS Actividades de Construccion y Servicios SA	12,373	$430,877
Almirall SAa	5,082	88,717
Amadeus IT Holding SA Class A	27,957	1,122,796
Atresmedia Corporacion de Medios de Comunicacion SA	6,822	100,232
Banco Bilbao Vizcaya Argentaria SA	379,544	3,255,054
Banco de Sabadell SA	224,440	568,336
Banco Popular Espanol SA	115,950	491,188
Banco Popular Espanol SA New	491	2,080
Banco Santander SA	874,325	5,880,329
Bankia SAa	300,045	392,760
Bankinter SA	47,977	333,988
Bolsas y Mercados Espanoles	298	12,259
CaixaBank SA	148,549	647,723
Construcciones y Auxiliar de Ferrocarriles SAb	289	97,005
Corporacion Financiera Alba SA	1,945	92,951
Distribuidora Internacional de Alimentacion SA	43,904	284,776
Ebro Foods SA	7,138	121,387
Enagas SA	1,356	42,998
Faes Farma SA	49,232	100,278
Faes Farma SA New	1,218	2,481
Ferrovial SA	25,610	508,200
Fomento de Construcciones y Contratas SAa,b	9,306	115,410
Gamesa Corporacion Tecnologica SAa	17,370	172,843
Gas Natural SDG SA	24,256	569,331
Grifols SA	10,373	436,027
Grupo Catalana Occidente SA	4,925	140,886
Iberdrola SA	326,163	2,255,464
Inditex SA	69,053	2,036,515
Indra Sistemas SAb	9,589	98,068
Inmobiliaria Colonial SAa	157,139	106,394
International Consolidated Airlines Group SAa	77,249	631,995
Jazztel PLC[a]	17,696	250,612
Mapfre SA	62,666	211,086
Mediaset Espana Comunicacion SAa	17,387	211,802
NH Hotel Group SAa	19,237	95,298
Obrascon Huarte Lain SAb	3,618	83,676

100	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Prosegur Compania de Seguridad SA	22,872	$127,243
Red Electrica Corporacion SA	930	79,297
Repsol SA	67,474	1,194,272
Sacyr SAa,b	24,352	90,244
Tecnicas Reunidas SA	2,899	112,748
Telefonica SA	265,433	3,985,220
Viscofan SA	3,716	214,908
Zardoya Otis SA	10,434	118,802

		29,001,499
SWEDEN — 2.30%
AAK AB	2,437	132,537
Active Biotech ABa,b	6,360	14,069
AF AB	7,604	116,738
Alfa Laval AB	19,325	359,287
Assa Abloy AB Class B	21,504	1,175,741
Atlas Copco AB Class A	42,016	1,245,886
Atlas Copco AB Class B	26,140	716,346
Axfood AB	1,095	66,515
Axis Communications ABb	3,735	100,233
Betsson AB	3,180	119,282
Billerud AB	12,860	195,874
Boliden AB	18,341	287,782
Castellum AB	13,881	218,473
Clas Ohlson AB Class B	3,400	52,608
Electrolux AB Class B	15,318	474,588
Elekta AB Class Bb	25,396	272,612
Fabege AB	8,813	120,597
Getinge AB Class B	13,015	321,424
Hennes & Mauritz AB Class B	60,122	2,478,299
Hexagon AB Class B	16,184	513,548
Hexpol AB	1,749	175,800
Holmen AB Class B	3,008	108,612
Hufvudstaden AB Class A	8,729	114,488
Husqvarna AB Class B	31,249	217,205
ICA Gruppen AB	5,126	197,234
Industrivarden AB Class C	8,836	157,655
Indutrade AB	2,769	112,936
Intrum Justitia AB	6,523	173,869
Investment AB Kinnevik	15,453	462,892
Investor AB Class B	28,810	1,051,062
JM AB	5,444	179,592
Kungsleden AB	21,364	163,992
LE Lundbergfortagen AB	2,413	105,767
Lindab International ABa	7,743	64,256

Security	Shares	Value
Loomis AB Class B	5,304	$157,085
Lundin Petroleum ABa,b	14,739	191,354
Meda AB Class A	15,308	215,951
Mekonomen AB	1,715	40,323
Millicom International Cellular SA SDR	4,005	255,624
Modern Times Group MTG AB	3,728	105,633
NCC AB Class B	6,763	219,017
Nibe Industrier AB Class B	5,392	137,139
Nobia AB	11,597	100,725
Nordea Bank AB	189,987	2,418,344
Oriflame Cosmetics SA SDR[b]	5,157	69,259
Peab AB	16,738	120,389
Ratos AB Class B	14,952	93,535
Saab AB Class B	4,867	118,727
Sandvik AB	68,501	718,758
Securitas AB	19,615	239,246
Skandinaviska Enskilda Banken AB Class A	95,333	1,151,263
Skanska AB Class B	22,964	509,389
SKF AB Class B	25,607	605,162
SSAB AB Class Aa,b	27,978	136,162
Svenska Cellulosa AB Class B	35,498	859,080
Svenska Handelsbanken AB Class A	31,226	1,482,701
Swedbank AB Class A	56,499	1,370,054
Swedish Match AB	12,860	418,953
Swedish Orphan Biovitrum ABa	11,703	122,866
Tele2 AB Class B	17,659	199,913
Telefonaktiebolaget LM Ericsson Class B	196,506	2,396,806
TeliaSonera AB	138,926	857,324
Trelleborg AB Class B	15,805	286,202
Unibet Group PLC SDR	2,957	176,045
Volvo AB Class B	98,880	1,158,239
Wallenstam AB Class B	6,657	110,327
Wihlborgs Fastigheter AB	9,977	195,380

		29,504,774
SWITZERLAND — 6.13%
ABB Ltd. Registered[a]	137,639	2,649,407
Actelion Ltd. Registered[a]	6,838	758,085
Adecco SA Registered[a]	10,618	795,153
Allreal Holding AG Registered	1,468	230,559
Aryzta AG	5,827	437,951
Baloise Holding AG Registered	2,996	390,761

CONSOLIDATED SCHEDULES OF INVESTMENTS	101

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Banque Cantonale Vaudoise Registered	32	$18,660
Barry Callebaut AG Registered	108	107,642
Basilea Pharmaceutica Registered[a]	990	114,597
BKW AG	2,965	88,623
Bucher Industries AG Registered	589	144,681
Burckhardt Compression Holding AG	329	101,734
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	54	281,489
Chocoladefabriken Lindt & Sprugli AG Registered	6	377,490
Clariant AG Registered	17,657	284,032
Compagnie Financiere Richemont SA Class A Bearer	32,832	2,731,688
Credit Suisse Group AG Registered	95,096	2,010,344
Dufry AG Registered[a,b]	1,748	257,626
EFG International AG	8,066	87,143
EMS-Chemie Holding AG Registered	495	191,533
Flughafen Zurich AG Registered	310	210,923
Forbo Holding AG Registered	120	116,537
Galenica Holding AG Registered	271	218,114
GAM Holding AG	12,384	219,400
Gategroup Holding AG	4,978	137,970
Geberit AG Registered	2,284	782,476
Georg Fischer AG Registered	312	187,020
Givaudan SA Registered[a]	562	1,026,816
Helvetia Holding AG Registered	403	205,650
Holcim Ltd. Registered	14,325	1,003,474
Huber & Suhner AG Registered	2,495	111,049
Implenia AG Registered	2,307	126,000
Julius Baer Group Ltd.	14,370	587,264
Kaba Holding AG Class B Registered	392	196,841
Kudelski SA Bearer	7,039	80,715
Kuehne & Nagel International AG Registered	3,205	441,012
Kuoni Reisen Holding AG Class B Registered	426	142,610
Logitech International SA Registered	11,178	164,624

Security	Shares	Value
Lonza Group AG Registered	3,663	$434,759
Meyer Burger Technology AGa,b	9,804	60,952
Mobimo Holding AG Registered	925	213,543
Nestle SA Registered	201,041	15,394,096
Novartis AG Registered	145,222	14,229,404
OC Oerlikon Corp. AG Registered	12,311	140,498
Panalpina Welttransport Holding AG Registered	991	121,175
Pargesa Holding SA Bearer	1,982	143,256
Partners Group Holding AG	1,195	320,295
PSP Swiss Property AG Registered	2,761	284,938
Rieter Holding AG Registered	743	107,648
Roche Holding AG Genusschein	44,206	11,944,581
Schindler Holding AG Participation Certificates	2,440	362,267
Schindler Holding AG Registered	1,513	220,360
Schmolz + Bickenbach AG Registered[a]	69,027	61,521
Schweiter Technologies AG Bearer	192	147,122
SGS SA Registered	304	578,229
Sika AG Bearer	135	462,497
Sonova Holding AG Registered	3,452	454,364
St Galler Kantonalbank AG Registered	304	115,233
Straumann Holding AG Registered	746	168,733
Sulzer AG Registered	1,310	139,180
Swatch Group AG (The) Bearer	1,928	768,853
Swatch Group AG (The) Registered	3,253	238,305
Swiss Life Holding AG Registered	1,991	444,921
Swiss Prime Site AG Registered	3,661	317,535
Swiss Re AG	21,802	1,969,182
Swisscom AG Registered	1,316	771,678
Syngenta AG Registered	5,819	1,892,337
Tecan AG Registered	1,418	142,948
Temenos Group AG Registered	5,327	162,407
Transocean Ltd.[b]	22,537	354,694
UBS Group AG	229,529	3,839,412
Valiant Holding AG Registered	2,028	165,317
Valora Holding AG Registered	565	136,452

102	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Vontobel Holding AG Registered	3,577	$119,551
Zehnder Group AG Bearer	4,160	180,860
Zurich Insurance Group AG	9,193	3,051,510

		78,678,306
TAIWAN — 2.94%
Acer Inc.[a]	195,148	127,876
Advanced Semiconductor Engineering Inc.	427,000	540,635
Advantech Co. Ltd.	24,193	182,713
Airtac International Group	9,000	78,538
ALI Corp.	164,000	130,884
AmTRAN Technology Co. Ltd.	115,000	65,139
Asia Cement Corp.	118,329	143,060
ASUSTeK Computer Inc.	46,000	485,348
AU Optronics Corp.	593,000	325,540
BES Engineering Corp.	483,000	115,870
Capital Securities Corp.	318,000	103,936
Career Technology (MFG.) Co. Ltd.	64,000	68,339
Catcher Technology Co. Ltd.	43,000	380,012
Cathay Financial Holding Co. Ltd.	533,629	770,467
Chailease Holding Co. Ltd.	58,950	139,736
Chang Hwa Commercial Bank Ltd.	297,768	168,663
Cheng Loong Corp.	254,000	103,168
Cheng Shin Rubber Industry Co. Ltd.	103,500	249,607
Cheng Uei Precision Industry Co. Ltd.	35,000	62,196
Chicony Electronics Co. Ltd.	41,155	114,270
Chin-Poon Industrial Co. Ltd.	48,000	81,641
China Airlines Ltd.[a]	223,000	112,514
China Bills Finance Corp.	397,000	142,985
China Development Financial Holding Corp.	841,000	277,545
China Life Insurance Co. Ltd.	182,272	153,563
China Man-Made Fibers Corp.[a]	257,000	93,377
China Motor Co. Ltd.	37,000	31,877
China Petrochemical Development Corp.[a]	258,050	97,034
China Steel Chemical Corp.	14,000	67,971
China Steel Corp.	735,575	623,220
China Synthetic Rubber Corp.	103,000	105,244
Chipbond Technology Corp.	49,000	100,757
Chroma ATE Inc.	28,000	70,103

Security	Shares	Value
Chunghwa Telecom Co. Ltd.	211,000	$639,424
Clevo Co.	30,241	46,062
CMC Magnetics Corp.[a]	730,000	102,851
Compal Electronics Inc.	268,000	196,874
Compeq Manufacturing Co. Ltd.	127,000	73,145
Coretronic Corp.[a]	64,500	91,285
CTBC Financial Holding Co. Ltd.	590,693	376,757
CTCI Corp.	53,000	84,091
Delta Electronics Inc.	118,000	724,547
Dynapack International Technology Corp.	40,000	91,389
E Ink Holdings Inc.[a]	93,000	42,201
E.Sun Financial Holding Co. Ltd.	402,217	247,608
Eclat Textile Co. Ltd.	12,260	127,410
Elan Microelectronics Corp.	48,000	75,853
Epistar Corp.	75,000	133,752
Eternal Materials Co. Ltd.	68,810	67,907
EVA Airways Corp.[a]	175,852	135,041
Everlight Electronics Co. Ltd.	41,000	98,878
Far Eastern Department Stores Ltd.	76,702	65,716
Far Eastern International Bank Ltd.	342,059	114,514
Far Eastern New Century Corp.	169,364	170,904
Far EasTone Telecommunications Co. Ltd.	103,000	252,324
Faraday Technology Corp.	65,000	79,823
Farglory Land Development Co. Ltd.	42,265	49,623
Feng Hsin Iron & Steel Co. Ltd.	42,000	51,578
Firich Enterprises Co. Ltd.	17,003	58,541
First Financial Holding Co. Ltd.	518,227	303,403
FLEXium Interconnect Inc.	28,253	67,599
Formosa Chemicals & Fibre Corp.	181,660	390,834
Formosa Petrochemical Corp.	80,000	170,594
Formosa Plastics Corp.	244,040	592,415
Formosa Taffeta Co. Ltd.	46,000	46,637
Foxconn Technology Co. Ltd.	76,117	207,481
Fubon Financial Holding Co. Ltd.	455,000	726,244
Giant Manufacturing Co. Ltd.	20,000	174,528
Gigabyte Technology Co. Ltd.	49,000	60,796
Gloria Material Technology Corp.	146,200	103,456
Goldsun Development & Construction Co. Ltd.[a]	329,000	112,230

CONSOLIDATED SCHEDULES OF INVESTMENTS	103

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Grand Pacific Petrochemical Corp.	90,000	$49,550
Great Wall Enterprise Co. Ltd.	96,000	85,144
HannStar Display Corp.	223,465	55,381
Hermes Microvision Inc.	3,000	143,748
Hey Song Corp.	55,500	67,100
Highwealth Construction Corp.	60,900	124,260
Hiwin Technologies Corp.	15,240	126,704
Hon Hai Precision Industry Co. Ltd.	802,016	2,206,508
Hotai Motor Co. Ltd.	17,000	244,911
HTC Corp.[a]	45,000	224,190
Hua Nan Financial Holdings Co. Ltd.	382,640	213,094
Huaku Development Co. Ltd.	27,000	49,779
Innolux Corp.	528,414	258,225
Inotera Memories Inc.[a]	165,000	242,682
Inventec Corp.	150,000	111,857
Kenda Rubber Industrial Co. Ltd.	41,275	83,824
Kerry TJ Logistics Co. Ltd.	34,000	42,725
King Yuan Electronics Co. Ltd.	119,000	100,446
King’s Town Bank Co. Ltd.	103,000	109,493
Kinsus Interconnect Technology Corp.	24,000	78,062
Largan Precision Co. Ltd.	7,000	586,415
LCY Chemical Corp.	120,000	63,211
Lite-On Technology Corp.	115,519	142,962
Macronix International Co. Ltd.[a]	364,000	79,699
Makalot Industrial Co. Ltd.	14,616	82,325
MediaTek Inc.	90,970	1,394,276
Medigen Biotechnology Corp.[a]	4,000	20,753
Mega Financial Holding Co. Ltd.	617,941	474,532
Merida Industry Co. Ltd.	15,350	106,186
Merry Electronics Co. Ltd.	14,350	48,040
Micro-Star International Co. Ltd.	61,000	68,523
Microbio Co. Ltd.[a]	109,689	93,979
MIN AIK Technology Co. Ltd.	5,000	23,641
Mitac Holdings Corp.	50,500	38,540
Nan Ya Plastics Corp.	292,300	588,987
Novatek Microelectronics Corp.	44,000	245,038
Oriental Union Chemical Corp.	51,000	46,609
Pegatron Corp.	117,000	315,579
Pou Chen Corp.	142,000	194,885
Powertech Technology Inc.	63,000	105,355
President Chain Store Corp.	36,000	277,595

Security	Shares	Value
Prince Housing & Development Corp.	142,521	$54,497
Qisda Corp.[a]	141,000	64,430
Quanta Computer Inc.	170,000	415,378
Radiant Opto-Electronics Corp.	32,060	102,243
Radium Life Tech Co. Ltd.	102,124	52,984
Realtek Semiconductor Corp.	39,020	120,229
Richtek Technology Corp.	18,000	91,961
Ruentex Development Co. Ltd.	39,468	59,490
Ruentex Industries Ltd.	29,616	64,000
Sanyang Motor Co. Ltd.[a]	47,000	41,238
Shin Kong Financial Holding Co. Ltd.	529,318	147,810
Shin Zu Shing Co. Ltd.	33,000	73,930
Shinkong Synthetic Fibers Corp.	307,000	105,699
Siliconware Precision Industries Co. Ltd.	208,000	351,138
Simplo Technology Co. Ltd.	23,000	113,856
Sino-American Silicon Products Inc.	46,000	72,474
SinoPac Financial Holdings Co. Ltd.	515,206	210,081
Solar Applied Materials Technology Corp.	116,000	97,177
St.Shine Optical Co. Ltd.	4,000	63,465
Standard Foods Corp.	30,793	66,152
Synnex Technology International Corp.	80,000	115,506
Ta Chong Bank Ltd.[a]	381,481	128,316
Taichung Commercial Bank Co. Ltd.	303,713	100,231
Tainan Spinning Co. Ltd.	79,472	43,123
Taishin Financial Holdings Co. Ltd.	528,929	217,355
Taiwan Business Bank Ltd.[a]	405,982	118,135
Taiwan Cement Corp.	202,000	273,064
Taiwan Cooperative Financial Holding Co. Ltd.	341,686	176,733
Taiwan Fertilizer Co. Ltd.	38,000	66,321
Taiwan Hon Chuan Enterprise Co. Ltd.	50,000	91,231
Taiwan Mobile Co. Ltd.	104,000	343,218
Taiwan Secom Co. Ltd.	36,105	93,947
Taiwan Semiconductor Manufacturing Co. Ltd.	1,575,000	7,046,980
Tatung Co. Ltd.[a]	320,000	89,765

104	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Teco Electric and Machinery Co. Ltd.	127,000	$119,289
Tong Hsing Electronic Industries Ltd.	14,000	51,089
TPK Holding Co. Ltd.	17,000	110,857
Transcend Information Inc.	24,000	76,539
Tripod Technology Corp.	43,000	93,468
TSRC Corp.	44,100	52,547
TTY Biopharm Co. Ltd.	25,965	53,720
Tung Ho Steel Enterprise Corp.	91,000	68,437
TXC Corp.	71,000	86,853
Uni-President Enterprises Co.	301,320	482,862
Unimicron Technology Corp.	90,000	62,545
United Microelectronics Corp.	827,000	404,138
USI Corp.	93,000	52,677
Vanguard International Semiconductor Corp.	66,000	112,885
Walsin Lihwa Corp.[a]	288,000	89,105
Wan Hai Lines Ltd.	87,000	91,794
Waterland Financial Holdings Co. Ltd.	392,599	104,274
Win Semiconductors Corp.	96,000	101,442
Winbond Electronics Corp.[a]	243,000	77,495
Wistron Corp.	151,638	139,543
Wistron NeWeb Corp.	31,441	67,844
WPG Holdings Co. Ltd.	90,000	112,238
XPEC Entertainment Inc.	9,000	53,120
Yageo Corp.	52,049	93,978
Yang Ming Marine Transport Corp.[a]	158,000	84,732
YFY Inc.	111,000	45,966
Yuanta Financial Holding Co. Ltd.	389,450	187,845
Yulon Motor Co. Ltd.	50,000	73,302
Yungtay Engineering Co. Ltd.	33,000	76,758
Zhen Ding Technology Holding Ltd.	32,050	90,820

		37,673,275
THAILAND — 0.58%
Advanced Information Service PCL NVDR	75,200	562,909
Airports of Thailand PCL NVDR	36,800	364,290
Bangchak Petroleum PCL NVDR	99,100	103,702
Bangkok Bank PCL Foreign	32,000	187,718
Bangkok Bank PCL NVDR	17,700	103,020
Banpu PCL NVDR	106,300	78,921

Security	Shares	Value
BEC World PCL NVDR	80,300	$126,350
BTS Group Holdings PCL NVDR	366,800	110,387
Bumrungrad Hospital PCL NVDR	36,400	173,492
Central Pattana PCL NVDR	131,200	179,383
Charoen Pokphand Foods PCL NVDR	205,500	158,536
CP All PCL NVDR	313,800	397,883
Delta Electronics Thailand PCL NVDR	45,200	102,539
Esso (Thailand) PCL NVDR[a]	573,000	90,160
Glow Energy PCL NVDR	55,500	154,732
Hemaraj Land and Development PCL NVDR	1,014,800	137,663
Indorama Ventures PCL NVDR	98,900	65,873
IRPC PCL NVDR	1,289,700	134,762
Jasmine International PCL NVDR	342,500	86,855
Kasikornbank PCL Foreign	73,100	500,287
Kasikornbank PCL NVDR	53,600	363,556
Kiatnakin Bank PCL NVDR[b]	62,200	76,966
Krung Thai Bank PCL NVDR	342,200	237,334
PTT Exploration & Production PCL NVDR	98,161	326,903
PTT Global Chemical PCL NVDR	102,800	177,458
PTT PCL NVDR	69,000	729,423
Siam Cement (The) PCL Foreign	20,200	307,351
Siam Cement (The) PCL NVDR	11,700	177,305
Siam Commercial Bank PCL NVDR	116,900	641,111
Thai Airways International PCL NVDR[a,b]	109,000	50,953
Thai Oil PCL NVDR	79,400	124,328
Thai Tap Water Supply PCL NVDR	325,200	122,211
Thanachart Capital PCL NVDR	108,000	109,716
TISCO Financial Group PCL NVDR	102,100	145,055

		7,409,132
TURKEY — 0.39%
Akbank TAS	124,660	457,927
Anadolu Efes Biracilik ve Malt Sanayii ASa	14,852	130,914
Arcelik AS	19,654	125,701
Asya Katilim Bankasi ASa	54,602	13,879
BIM Birlesik Magazalar AS	13,326	270,437
Coca-Cola Icecek AS	5,632	114,065

CONSOLIDATED SCHEDULES OF INVESTMENTS	105

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	150,464	$198,015
Enka Insaat ve Sanayi AS	33,105	67,319
Eregli Demir ve Celik Fabrikalari TAS	114,275	206,141
Ford Otomotiv Sanayi AS	4,937	68,919
Haci Omer Sabanci Holding AS	72,605	308,083
KOC Holding AS	51,473	269,061
TAV Havalimanlari Holding AS	10,276	77,097
Tupras Turkiye Petrol Rafinerileri AS	9,782	213,154
Turk Hava Yollari AOa	45,152	173,637
Turk Telekomunikasyon AS	41,797	125,777
Turkcell Iletisim Hizmetleri ASa	56,188	324,806
Turkiye Garanti Bankasi AS	158,724	673,511
Turkiye Halk Bankasi AS	43,660	282,815
Turkiye Is Bankasi AS Class C	122,054	356,782
Turkiye Sinai Kalkinma Bankasi AS	97,205	81,298
Turkiye Sise ve Cam Fabrikalari AS	72,125	113,252
Turkiye Vakiflar Bankasi TAO Class D	67,964	159,381
Ulker Biskuvi Sanayi AS	11,789	93,765
Yapi ve Kredi Bankasi AS	72,698	151,706

		5,057,442
UNITED ARAB EMIRATES — 0.14%
Abu Dhabi Commercial Bank PJSC	96,636	182,062
Aldar Properties PJSC	255,965	165,159
Arabtec Holding PJSC[a]	107,836	85,140
Deyaar Development PJSC[a]	199,603	41,300
DP World Ltd.	12,537	246,352
Dubai Financial Market PJSC	190,534	98,560
Emaar Properties PJSC	263,525	480,695
First Gulf Bank PJSC	62,317	288,422
National Bank of Abu Dhabi PJSC	55,547	194,329
Union Properties PJSC[a]	153,397	44,686

		1,826,705
UNITED KINGDOM — 14.74%
3i Group PLC	61,119	421,613
Abcam PLC	22,217	144,149
Aberdeen Asset Management PLC	56,484	371,316

Security	Shares	Value
Admiral Group PLC	11,375	$247,378
Advanced Computer Software Group PLC	61,559	128,282
Afren PLC[a,b]	76,180	6,064
African Minerals Ltd.[a,b]	26,821	4,028
Aggreko PLC	15,466	360,969
Alent PLC	17,926	98,404
Amec Foster Wheeler PLC	18,205	218,053
Amerisur Resources PLC[a,b]	87,780	44,825
Amlin PLC	37,976	277,994
Anglo American PLC	88,013	1,471,239
Anglo Pacific Group PLC	22,741	29,032
Antofagasta PLC	22,259	217,300
ARM Holdings PLC	89,524	1,399,689
Ashmore Group PLC[b]	21,982	92,639
Ashtead Group PLC	32,184	525,908
ASOS PLC[a,b]	3,416	140,935
Associated British Foods PLC	22,564	1,051,572
AstraZeneca PLC	80,287	5,719,256
Avanti Communications Group PLC[a,b]	16,022	52,218
AVEVA Group PLC	4,908	96,786
Aviva PLC	185,720	1,472,766
Babcock International Group PLC	25,824	390,178
BAE Systems PLC	195,061	1,486,783
Balfour Beatty PLC	48,961	163,247
Bank of Georgia Holdings PLC	2,800	85,410
Barclays PLC	1,039,086	3,654,154
Barratt Developments PLC	65,087	448,105
BBA Aviation PLC	32,352	164,961
Beazley PLC	47,733	207,256
Bellway PLC	8,258	226,225
Berendsen PLC	12,890	215,665
Berkeley Group Holdings PLC (The)	8,229	299,462
Betfair Group PLC	5,721	138,509
BG Group PLC	217,440	2,896,378
BHP Billiton PLC	130,513	2,828,533
Big Yellow Group PLC	17,703	162,454
Bodycote PLC	17,012	173,742
Booker Group PLC	91,157	204,679
Bovis Homes Group PLC	12,374	154,437
BP PLC	1,161,498	7,404,338
Brewin Dolphin Holdings PLC	25,806	113,716
British American Tobacco PLC	117,462	6,619,138
British Land Co. PLC (The)	55,480	691,185

106	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Britvic PLC	15,531	$164,332
BT Group PLC	516,530	3,241,971
BTG PLC[a,b]	23,964	284,693
Bunzl PLC	19,613	558,795
Burberry Group PLC	27,975	726,451
Bwin.Party Digital Entertainment PLC[a]	65,405	104,813
Cable & Wireless Communications PLC	183,738	137,978
Cairn Energy PLC[a]	38,617	111,358
Cape PLC	18,936	59,724
Capita PLC	39,603	664,984
Capital & Counties Properties PLC	37,224	215,073
Carillion PLC	27,258	140,215
Carnival PLC	11,610	522,589
Catlin Group Ltd.	24,368	255,090
Centamin PLC	73,081	73,430
Centrica PLC	306,445	1,352,214
Chemring Group PLC	23,370	75,990
Cineworld Group PLC	22,069	140,868
Close Brothers Group PLC	10,989	251,032
Cobham PLC	67,009	328,794
Coca-Cola HBC AG	13,018	209,399
COLT Group SAa	36,456	72,439
Compass Group PLC	102,096	1,764,921
Croda International PLC	7,764	309,826
CSR PLC	12,792	164,265
Daily Mail & General Trust PLC Class A NVS	17,970	232,512
Dairy Crest Group PLC	20,287	148,872
DCC PLC	5,561	294,661
De La Rue PLC	10,642	82,873
Debenhams PLC	96,688	109,275
Derwent London PLC	6,641	324,658
Devro PLC	20,508	86,705
Diageo PLC	157,451	4,658,573
Dialight PLC	5,562	58,475
Dignity PLC	6,042	168,785
Diploma PLC	9,716	110,392
Direct Line Insurance Group PLC	98,424	461,947
Dixons Carphone PLC	61,828	403,939
Domino’s Pizza Group PLC	14,274	144,493
Drax Group PLC	24,844	134,514
DS Smith PLC	61,347	291,982
Dunelm Group PLC	7,859	103,811

Security	Shares	Value
easyJet PLC	11,001	$307,647
Electrocomponents PLC	39,610	121,836
Elementis PLC	34,354	142,612
EnQuest PLC[a]	86,745	44,296
Enterprise Inns PLC[a]	47,266	73,402
Essentra PLC	17,206	214,486
esure Group PLC	23,275	80,610
Experian PLC	61,088	1,076,205
Faroe Petroleum PLC[a,b]	45,459	44,208
Fenner PLC	20,056	56,027
Ferrexpo PLC	16,461	12,361
Fidessa Group PLC	3,394	122,339
FirstGroup PLC[a]	79,788	119,354
Foxtons Group PLC	25,073	72,208
Fresnillo PLC	14,052	189,731
Friends Life Group Ltd.	85,885	513,899
G4S PLC	97,626	418,173
Galliford Try PLC	7,307	144,423
Genus PLC	7,132	131,109
GKN PLC	93,544	517,860
GlaxoSmithKline PLC	304,757	6,714,675
Glencore PLC[a]	665,894	2,489,265
Go-Ahead Group PLC	4,649	172,953
Grafton Group PLC Units	15,487	155,725
Grainger PLC	39,294	114,431
Great Portland Estates PLC	20,613	243,180
Greencore Group PLC	29,507	136,584
Greene King PLC	15,808	199,552
Greggs PLC	13,136	161,975
GW Pharmaceuticals PLC[a,b]	13,761	83,652
Halfords Group PLC	15,579	103,888
Halma PLC	25,840	270,306
Hammerson PLC	38,377	396,841
Hansteen Holdings PLC	70,708	119,790
Hargreaves Lansdown PLC	15,784	239,668
Hays PLC	96,530	225,007
Henderson Group PLC	66,645	238,124
Hikma Pharmaceuticals PLC	9,667	342,645
Hiscox Ltd.[b]	18,558	204,722
Hochschild Mining PLC[a]	28,470	38,697
Home Retail Group PLC	54,615	157,655
Homeserve PLC	23,150	117,311
Howden Joinery Group PLC	40,801	260,375
HSBC Holdings PLC	1,204,126	11,024,480
Hunting PLC	13,789	82,363
ICAP PLC	34,362	241,320

CONSOLIDATED SCHEDULES OF INVESTMENTS	107

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
IG Group Holdings PLC	23,859	$258,720
Imagination Technologies Group PLC[a,b]	15,004	55,210
IMI PLC	16,164	309,771
Imperial Tobacco Group PLC	60,323	2,830,318
Inchcape PLC	26,597	278,224
Indivior PLC[a]	38,858	101,548
Informa PLC	38,872	298,915
Inmarsat PLC	24,000	300,620
InterContinental Hotels Group PLC	14,040	561,328
Intermediate Capital Group PLC	25,881	191,633
International Personal Finance PLC	16,285	106,517
Interserve PLC	12,785	102,826
Intertek Group PLC	9,016	310,498
Intu Properties PLC	43,868	240,482
Investec PLC	31,962	268,821
ITE Group PLC	21,096	41,427
ITV PLC	245,634	811,619
J Sainsbury PLC[b]	72,214	277,002
JD Wetherspoon PLC	8,020	95,278
John Menzies PLC	12,622	70,378
John Wood Group PLC	25,646	219,936
Johnson Matthey PLC	12,375	606,090
Jupiter Fund Management PLC	23,525	134,050
KAZ Minerals PLC[a,b]	19,847	59,855
Kcom Group PLC	79,088	98,589
Keller Group PLC	7,078	94,930
Kier Group PLC	5,860	137,826
Kingfisher PLC	145,620	749,727
Ladbrokes PLC	58,693	102,432
Laird PLC	21,523	103,053
Lancashire Holdings Ltd.[b]	17,629	161,642
Land Securities Group PLC	46,324	886,373
Legal & General Group PLC	368,973	1,484,597
Lloyds Banking Group PLC[a]	3,595,522	3,982,586
London Stock Exchange Group PLC	13,511	479,910
LondonMetric Property PLC	57,449	137,621
Lonmin PLC[a]	33,568	82,379
Majestic Wine PLC[b]	16,728	84,667
Man Group PLC	165,593	445,678
Marks & Spencer Group PLC	97,019	705,833
Marston’s PLC	57,183	125,819

Security	Shares	Value
Meggitt PLC	48,296	$390,968
Melrose Industries PLC	68,939	274,380
Michael Page International PLC	25,104	175,699
Micro Focus International PLC	10,964	173,231
Mitchells & Butlers PLC[a]	17,994	115,263
Mitie Group PLC	33,072	134,062
Mondi PLC	21,801	389,314
Moneysupermarket.com Group PLC	37,230	147,058
Monitise PLC[a,b]	118,356	23,109
Morgan Advanced Materials PLC	31,930	146,025
N Brown Group PLC	13,058	84,900
National Express Group PLC	30,198	115,881
National Grid PLC	237,250	3,333,429
Next PLC	9,699	1,053,918
Northgate PLC	14,301	132,309
Ocado Group PLC[a,b]	31,696	195,653
Old Mutual PLC	298,463	933,281
Ophir Energy PLC[a,b]	34,506	69,600
Optimal Payments PLC[a]	12,380	64,055
Oxford Instruments PLC	3,963	44,313
Pace PLC	23,862	119,843
Paragon Group of Companies PLC (The)	22,963	142,160
Pearson PLC	52,136	1,057,875
Pennon Group PLC	24,889	332,128
Persimmon PLC	19,577	468,091
Petra Diamonds Ltd.[a]	23,722	54,654
Petrofac Ltd.	16,500	174,956
Phoenix Group Holdings[b]	13,273	167,252
Playtech Ltd.	12,581	128,300
Premier Farnell PLC	47,122	119,606
Premier Oil PLC	43,212	93,846
Primary Health Properties PLC	18,422	103,893
Provident Financial PLC	9,057	358,704
Prudential PLC	160,339	3,901,175
QinetiQ Group PLC	49,935	140,320
Quindell PLC[b]	33,105	42,014
Quintain Estates and Development PLC[a]	83,942	121,345
Randgold Resources Ltd.	5,392	460,385
Reckitt Benckiser Group PLC	40,788	3,448,911
Redrow PLC	19,288	81,981
Reed Elsevier PLC	70,194	1,218,706
Regus PLC	48,954	148,519

108	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
Renishaw PLC	1,799	$62,685
Rentokil Initial PLC	113,319	205,764
Restaurant Group PLC (The)	16,270	175,817
Rexam PLC	39,850	254,366
Rightmove PLC	7,299	254,985
Rio Tinto PLC	80,059	3,517,039
Rockhopper Exploration PLC[a,b]	36,646	28,483
Rolls-Royce Holdings PLC	119,159	1,595,473
Rotork PLC	4,940	171,017
Royal Bank of Scotland Group PLC[a]	157,162	855,415
Royal Dutch Shell PLC Class A	246,366	7,466,948
Royal Dutch Shell PLC Class B	155,531	4,915,946
Royal Mail PLC	41,050	268,191
RPC Group PLC	15,428	125,704
RPS Group PLC	23,382	64,054
RSA Insurance Group PLC[a]	62,572	426,937
SABMiller PLC	60,630	3,301,389
Sage Group PLC (The)	66,582	480,198
Salamander Energy PLC[a]	28,934	30,202
Savills PLC	12,362	135,721
Schroders PLC	6,593	286,961
SDL PLC[a]	11,634	74,217
SEGRO PLC	39,571	245,096
Senior PLC	35,977	167,289
Serco Group PLC	36,205	83,957
Severn Trent PLC	14,470	467,683
Shaftesbury PLC	15,695	183,393
Shanks Group PLC	74,721	110,540
Shire PLC	37,643	2,744,260
SIG PLC	48,495	134,380
Sky PLC	64,485	898,769
Smith & Nephew PLC	56,414	1,009,113
Smiths Group PLC	23,928	405,015
SOCO International PLC	15,457	61,102
Spectris PLC	7,272	228,266
Spirax-Sarco Engineering PLC	4,893	224,138
Spirent Communications PLC	57,877	77,581
Spirit Pub Co. PLC	95,012	163,675
Sports Direct International PLC[a]	15,809	168,935
SSE PLC	59,874	1,446,890
St James’s Place PLC	31,684	408,290
St. Modwen Properties PLC	17,203	108,051
Stagecoach Group PLC	39,899	205,061
Standard Chartered PLC	154,830	2,064,251

Security	Shares	Value
Standard Life PLC	149,029	$902,022
Stobart Group Ltd.	27,568	43,992
Synergy Health PLC	5,625	182,903
Synthomer PLC	36,642	133,894
TalkTalk Telecom Group PLC	31,344	149,889
Tate & Lyle PLC	28,780	293,064
Taylor Wimpey PLC	215,491	438,217
Telecity Group PLC	14,046	181,845
Telecom plus PLC	5,790	94,700
Tesco PLC	515,372	1,739,649
Thomas Cook Group PLC[a]	97,748	188,354
Travis Perkins PLC	14,602	421,509
Trinity Mirror PLC[a]	23,972	62,016
TUI AG	11,365	200,580
TUI AG New[a]	10,498	181,005
Tullett Prebon PLC	20,019	100,663
Tullow Oil PLC	57,687	316,237
UBM PLC	28,984	230,497
UDG Healthcare PLC	27,819	163,323
Ultra Electronics Holdings PLC	5,922	155,561
Unilever PLC	79,531	3,499,817
UNITE Group PLC (The)	20,302	149,378
United Utilities Group PLC	41,364	638,020
Vectura Group PLC[a]	31,248	71,218
Vedanta Resources PLC	6,111	34,271
Vesuvius PLC	18,717	123,689
Victrex PLC	4,879	150,879
Vodafone Group PLC	1,664,430	5,862,051
W.S. Atkins PLC	7,858	148,350
Weir Group PLC (The)	13,330	336,342
WH Smith PLC	8,563	173,621
Whitbread PLC	11,176	840,101
William Hill PLC	52,888	299,540
Wm Morrison Supermarkets PLC	127,140	343,522
Wolseley PLC	15,569	903,055
Workspace Group PLC	14,512	172,185
WPP PLC	81,579	1,796,195
Xaar PLC	9,981	46,133
Xchanging PLC	34,751	81,942

		189,435,967

TOTAL COMMON STOCKS
(Cost: $1,278,812,797)		1,257,216,088

CONSOLIDATED SCHEDULES OF INVESTMENTS	109

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
INVESTMENT COMPANIES — 0.36%

UNITED STATES — 0.36%
iShares MSCI Russia Capped ETF[b,e]	406,404	$4,572,045

		4,572,045

TOTAL INVESTMENT COMPANIES
(Cost: $7,049,813)		4,572,045

PREFERRED STOCKS — 1.23%

BRAZIL — 0.63%
AES Tiete SA	7,800	48,122
Banco Bradesco SA	134,960	1,695,925
Banco do Estado do Rio Grande do Sul SA Class B	12,200	55,450
Banco Pan SA	29,440	18,865
Bradespar SA	12,500	54,066
Braskem SA Class A	10,100	46,846
Centrais Eletricas Brasileiras SA Class B	7,600	17,385
Companhia Brasileira de Distribuicao	8,100	268,873
Companhia Energetica de Minas Gerais	49,502	219,644
Companhia Energetica de Sao Paulo Class B	12,300	107,961
Companhia Paranaense de Energia Class B	7,400	86,014
Gerdau SA	54,800	185,988
GOL Linhas Aereas Inteligentes SA	5,300	24,129
Itau Unibanco Holding SA	176,256	2,160,354
Itausa-Investimentos Itau SA	207,855	707,769
Lojas Americanas SA	39,900	231,147
Marcopolo SA	35,800	35,744
Metalurgica Gerdau SA	15,800	57,921
Oi SA	17,020	31,641
Petroleo Brasileiro SA	268,900	819,463
Randon SA Implementos e Participacoes	22,925	34,163
Suzano Papel e Celulose SA Class A	25,200	102,051
Telefonica Brasil SA	16,700	309,835
Usinas Siderurgicas de Minas Gerais SA Class A	22,900	28,580

Security	Shares	Value
Vale SA Class A	113,675	$700,887

		8,048,823
CHILE — 0.01%
Embotelladora Andina SA Class B	14,488	40,831
Sociedad Quimica y Minera de Chile SA Series B	6,071	145,111

		185,942
COLOMBIA — 0.04%
Banco Davivienda SA	8,063	84,800
Bancolombia SA	28,494	337,811
Grupo Argos SA/Colombia	5,632	42,818
Grupo Aval Acciones y Valores SA	135,485	71,469
Grupo de Inversiones Suramericana SA	1,801	25,729

		562,627
GERMANY — 0.40%
Bayerische Motoren Werke AG	2,972	252,035
Draegerwerk AG & Co. KGaA	1,053	106,159
Fuchs Petrolub SE	4,692	193,256
Henkel AG & Co. KGaA	11,372	1,303,806
Jungheinrich AG	1,703	103,313
Porsche Automobil Holding SE	9,438	793,023
Sartorius AG	759	97,212
Volkswagen AG	10,220	2,286,947

		5,135,751
ITALY — 0.01%
Unipol Gruppo Finanziario SpA	22,987	117,403

		117,403
SOUTH KOREA — 0.14%
Hyundai Motor Co. Ltd.	2,010	211,366
Hyundai Motor Co. Ltd. Series 2	2,424	265,984
Samsung Electronics Co. Ltd.	1,302	1,269,140

		1,746,490

TOTAL PREFERRED STOCKS
(Cost: $18,343,988)		15,797,036

RIGHTS — 0.01%

SOUTH KOREA — 0.00%
Hyundai Merchant Marine Co. Ltd.[a]	922	2,513

		2,513

110	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2015

Security	Shares	Value
SPAIN — 0.01%
ACS Actividades de Construccion y Servicios SAa	12,373	$6,283
Banco Santander SAa	785,747	119,701

		125,984

TOTAL RIGHTS
(Cost: $141,538)		128,497

SHORT-TERM INVESTMENTS — 1.67%

MONEY MARKET FUNDS — 1.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[e,f,g]	18,207,828	18,207,828
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,f,g]	1,095,290	1,095,290
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	2,105,921	2,105,921

		21,409,039

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,409,039)	$21,409,039

TOTAL INVESTMENTS IN SECURITIES — 101.22%
(Cost: $1,325,757,175)	1,299,122,705
Other Assets, Less Liabilities — (1.22)%	(15,632,794)

NET ASSETS — 100.00%	$1,283,489,911

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of January 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets E-Mini	23	Mar. 2015	NYSE LIFFE	$1,094,225	$14,296
MSCI EAFE E-Mini	44	Mar. 2015	NYSE LIFFE	3,886,520	(21,900)

Net Unrealized Depreciation					$(7,604)

See notes to financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	111

Statements of Assets and Liabilities  (Unaudited)

iSHARES® TRUST

January 31, 2015

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI Pacific ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,455,516,248	$393,791,147	$346,646,076
Affiliated (Note 2)	54,898,306	730,342	1,931,038

Total cost of investments	$3,510,414,554	$394,521,489	$348,577,114

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,407,799,404	$376,455,073	$335,996,917
Affiliated (Note 2)	54,898,306	730,342	1,931,038

Total fair value of investments	3,462,697,710	377,185,415	337,927,955
Foreign currency, at value[b]	1,605,048	334,130	174,718
Cash	12,029	—	—
Cash pledged to broker	393,000	—	—
Receivables:
Due from custodian (Note 4)	366,154	—	—
Dividends and interest	4,694,039	136,862	242,717
Capital shares sold	—	1,981,165	2,322,947

Total Assets	3,469,767,980	379,637,572	340,668,337

LIABILITIES
Payables:
Investment securities purchased	366,154	1,929,657	—
Collateral for securities on loan (Note 1)	49,171,347	726,711	1,702,587
Futures variation margin	183,855	—	—
Investment advisory fees (Note 2)	335,261	8,814	9,511

Total Liabilities	50,056,617	2,665,182	1,712,098

NET ASSETS	$3,419,711,363	$376,972,390	$338,956,239

Net assets consist of:
Paid-in capital	$3,480,822,928	$392,919,471	$350,183,414
Undistributed (distributions in excess of) net investment income	(1,454,990)	196,201	(13,340)
Undistributed net realized gain (accumulated net realized loss)	(11,599,776)	1,202,998	(563,820)
Net unrealized depreciation	(48,056,799)	(17,346,280)	(10,650,015)

NET ASSETS	$3,419,711,363	$376,972,390	$338,956,239

Shares outstanding[c]	61,100,000	8,600,000	7,000,000

Net asset value per share	$55.97	$43.83	$48.42

[a]	Securities on loan with values of $45,975,067, $663,619 and $1,604,185, respectively. See Note 1.
[b]	Cost of foreign currency: $1,616,677, $340,814 and $175,579, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

112	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2015

iShares Core MSCI Total International Stock ETF (Consolidated)

ASSETS
Investments, at cost:
Unaffiliated	$1,297,298,323
Affiliated (Note 2)	28,458,852

Total cost of investments	$1,325,757,175

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,273,141,621
Affiliated (Note 2)	25,981,084

Total fair value of investments	1,299,122,705
Foreign currency, at value[b]	2,143,200
Cash	61,419
Cash pledged to broker	106,117
Receivables:
Investment securities sold	269
Dividends and interest	1,505,490

Total Assets	1,302,939,200

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	19,303,118
Futures variation margin	7,604
Foreign taxes (Note 1)	426
Investment advisory fees (Note 2)	138,141

Total Liabilities	19,449,289

NET ASSETS	$1,283,489,911

Net assets consist of:
Paid-in capital	$1,314,289,009
Distributions in excess of net investment income	(59,084)
Accumulated net realized loss	(4,002,355)
Net unrealized depreciation	(26,737,659)

NET ASSETS	$1,283,489,911

Shares outstanding[c]	24,100,000

Net asset value per share	$53.26

[a]	Securities on loan with a value of $18,151,470. See Note 1.
[b]	Cost of foreign currency: $2,184,158.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	113

Statements of Operations  (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2015

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI Pacific ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$27,591,793	$1,378,773	$2,143,624
Interest — affiliated (Note 2)	234	3	4
Securities lending income — affiliated (Note 2)	386,443	538	499

Total investment income	27,978,470	1,379,314	2,144,127

EXPENSES
Investment advisory fees (Note 2)	1,895,746	119,528	128,275

Total expenses	1,895,746	119,528	128,275
Less investment advisory fees waived (Note 2)	—	(76,840)	(82,462)

Net expenses	1,895,746	42,688	45,813

Net investment income	26,082,724	1,336,626	2,098,314

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,726,513)	(203,561)	(441,273)
In-kind redemptions — unaffiliated	—	1,461,734	—
Futures contracts	(1,570,451)	—	—
Foreign currency transactions	(1,159,559)	(43,578)	(122,512)

Net realized gain (loss)	(6,456,523)	1,214,595	(563,785)

Net change in unrealized appreciation/depreciation on:
Investments	(199,987,377)	(14,647,313)	(11,036,879)
Futures contracts	214,589	—	—
Translation of assets and liabilities in foreign currencies	(239,054)	(9,416)	(716)

Net change in unrealized appreciation/depreciation	(200,011,842)	(14,656,729)	(11,037,595)

Net realized and unrealized loss	(206,468,365)	(13,442,134)	(11,601,380)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(180,385,641)	$(12,105,508)	$(9,503,066)

[a]	Net of foreign withholding tax of $1,560,145, $83,736 and $134,034, respectively.

See notes to financial statements.

114	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2015

iShares Core MSCI Total International Stock ETF (Consolidated)

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$8,449,485
Dividends — affiliated (Note 2)	163,926
Interest — unaffiliated	2
Interest — affiliated (Note 2)	84
Securities lending income — affiliated (Note 2)	126,940

8,740,437
Less: Other foreign taxes (Note 1)	(20,027)

Total investment income	8,720,410

EXPENSES
Investment advisory fees (Note 2)	689,003
Commitment fees (Note 8)	309
Interest expense (Note 8)	261

Total expenses	689,573
Less investment advisory fees waived (Note 2)	(13,762)

Net expenses	675,811

Net investment income	8,044,599

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,319,100)
Futures contracts	(552,541)
Foreign currency transactions	(467,993)

Net realized loss	(2,339,634)

Net change in unrealized appreciation/depreciation on:
Investments	(66,578,497)
Futures contracts	36,903
Translation of assets and liabilities in foreign currencies	(66,504)

Net change in unrealized appreciation/depreciation	(66,608,098)

Net realized and unrealized loss	(68,947,732)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(60,903,133)

[a]	Net of foreign withholding tax of $706,262.

See notes to financial statements.

FINANCIAL STATEMENTS	115

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core MSCI EAFE ETF		iShares Core MSCI Europe ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Period from June 10, 2014[a] to July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,082,724	$58,169,857	$1,336,626	$125,253
Net realized gain (loss)	(6,456,523)	(3,110,839)	1,214,595	(11,578)
Net change in unrealized appreciation/depreciation	(200,011,842)	116,590,983	(14,656,729)	(2,689,551)

Net increase (decrease) in net assets resulting from operations	(180,385,641)	171,650,001	(12,105,508)	(2,575,876)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(29,780,653)	(56,878,068)	(1,265,697)	—

Total distributions to shareholders	(29,780,653)	(56,878,068)	(1,265,697)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,154,654,558	1,478,610,560	360,960,182	55,009,370
Cost of shares redeemed	—	—	(23,050,081)	—

Net increase in net assets from capital share transactions	1,154,654,558	1,478,610,560	337,910,101	55,009,370

INCREASE IN NET ASSETS	944,488,264	1,593,382,493	324,538,896	52,433,494

NET ASSETS
Beginning of period	2,475,223,099	881,840,606	52,433,494	—

End of period	$3,419,711,363	$2,475,223,099	$376,972,390	$52,433,494

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,454,990)	$2,242,939	$196,201	$125,272

SHARES ISSUED AND REDEEMED
Shares sold	20,400,000	24,400,000	8,000,000	1,100,000
Shares redeemed	—	—	(500,000)	—

Net increase in shares outstanding	20,400,000	24,400,000	7,500,000	1,100,000

[a]	Commencement of operations.

See notes to financial statements.

116	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (Continued)

iSHARES® TRUST

	iShares Core MSCI Pacific ETF		iShares Core MSCI Total International Stock ETF (Consolidated)
	Six months ended January 31, 2015 (Unaudited)	Period from June 10, 2014[a] to July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,098,314	$13,966	$8,044,599	$16,099,560
Net realized loss	(563,785)	(28)	(2,339,634)	(1,356,717)
Net change in unrealized appreciation/depreciation	(11,037,595)	387,580	(66,608,098)	35,679,005

Net increase (decrease) in net assets resulting from operations	(9,503,066)	401,518	(60,903,133)	50,421,848

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,125,627)	—	(9,706,112)	(14,730,104)

Total distributions to shareholders	(2,125,627)	—	(9,706,112)	(14,730,104)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	340,188,481	9,994,933	560,445,190	648,995,034

Net increase in net assets from capital share transactions	340,188,481	9,994,933	560,445,190	648,995,034

INCREASE IN NET ASSETS	328,559,788	10,396,451	489,835,945	684,686,778

NET ASSETS
Beginning of period	10,396,451	—	793,653,966	108,967,188

End of period	$338,956,239	$10,396,451	$1,283,489,911	$793,653,966

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(13,340)	$13,973	$(59,084)	$1,602,429

SHARES ISSUED
Shares sold	6,800,000	200,000	10,600,000	11,400,000

Net increase in shares outstanding	6,800,000	200,000	10,600,000	11,400,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	117

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Core MSCI EAFE ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Period from Oct. 18, 2012[a] to Jul. 31, 2013
Net asset value, beginning of period	$60.82	$54.10	$48.62

Income from investment operations:
Net investment income[b]	0.53	2.21	1.51
Net realized and unrealized gain (loss)[c]	(4.83)	6.22	4.92

Total from investment operations	(4.30)	8.43	6.43

Less distributions from:
Net investment income	(0.55)	(1.71)	(0.95)

Total distributions	(0.55)	(1.71)	(0.95)

Net asset value, end of period	$55.97	$60.82	$54.10

Total return	(7.05)%[d]	15.62%	13.34%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,419,711	$2,475,223	$881,841
Ratio of expenses to average net assets[e]	0.13%	0.13%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.13%	0.14%	0.14%
Ratio of net investment income to average net assets[e]	1.84%	3.67%	3.63%
Portfolio turnover rate[f]	1%	3%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

118	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Core MSCI Europe ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Period from Jun. 10, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$47.67	$50.07

Income from investment operations:
Net investment income[b]	0.35	0.12
Net realized and unrealized loss[c]	(3.91)	(2.52)

Total from investment operations	(3.56)	(2.40)

Less distributions from:
Net investment income	(0.28)	—

Total distributions	(0.28)	—

Net asset value, end of period	$43.83	$47.67

Total return	(7.46)%[d]	(4.79)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$376,972	$52,433
Ratio of expenses to average net assets[e]	0.05%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.14%	0.14%
Ratio of net investment income to average net assets[e]	1.57%	1.70%
Portfolio turnover rate[f]	1%	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	119

Financial Highlights  (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Core MSCI Pacific ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Period from Jun. 10, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$51.98	$49.97

Income from investment operations:
Net investment income[b]	0.56	0.07
Net realized and unrealized gain (loss)[c]	(3.67)	1.94

Total from investment operations	(3.11)	2.01

Less distributions from:
Net investment income	(0.45)	—

Total distributions	(0.45)	—

Net asset value, end of period	$48.42	$51.98

Total return	(5.94)%[d]	4.02%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$338,956	$10,396
Ratio of expenses to average net assets[e]	0.05%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.14%	0.14%
Ratio of net investment income to average net assets[e]	2.29%	0.98%
Portfolio turnover rate[f]	2%	0%[g]

a	Commencement of operations.
b	Based on average shares outstanding throughout each period.
c	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
d	Not annualized.
e	Annualized for periods of less than one year.
f	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
g	Rounds to less than 1%.

See notes to financial statements.

120	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Core MSCI Total International Stock ETF (Consolidated)

	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Period from Oct. 18, 2012[a] to Jul. 31, 2013
Net asset value, beginning of period	$58.79	$51.89	$49.15

Income from investment operations:
Net investment income[b]	0.50	1.99	1.22
Net realized and unrealized gain (loss)[c]	(5.42)	6.20	2.57

Total from investment operations	(4.92)	8.19	3.79

Less distributions from:
Net investment income	(0.61)	(1.29)	(1.05)

Total distributions	(0.61)	(1.29)	(1.05)

Net asset value, end of period	$53.26	$58.79	$51.89

Total return	(8.35)%[d]	15.82%	7.81%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,283,490	$793,654	$108,967
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.15%	0.16%	0.16%
Ratio of net investment income to average net assets[e]	1.79%	3.46%	3.03%
Portfolio turnover rate[f]	1%	4%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended January 31, 2015, for the year ended July 31, 2014 and for the period ended January 31, 2014, were 1%, 4% and 5%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	121

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core MSCI EAFE	Diversified
Core MSCI Europe	Diversified
Core MSCI Pacific	Diversified
Core MSCI Total International Stock	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

The iShares Core MSCI Total International Stock ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

122	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

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the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
Core MSCI EAFE
Assets:
Common Stocks	$3,387,565,330	$43,626	$0	[a]	$3,387,608,956
Preferred Stocks	19,721,488	—	—		19,721,488
Rights	23,323	445,637	—		468,960
Money Market Funds	54,898,306	—	—		54,898,306

	$3,462,208,447	$489,263	$0	[a]	$3,462,697,710

Liabilities:
Futures Contracts[b]	$(65,614)	$—	$—		$(65,614)

Core MSCI Europe
Assets:
Common Stocks	$373,202,548	$922	$—		$373,203,470
Preferred Stocks	3,206,258	—	—		3,206,258
Rights	2,174	43,171	—		45,345
Money Market Funds	730,342	—	—		730,342

	$377,141,322	$44,093	$—		$377,185,415

Core MSCI Pacific
Assets:
Common Stocks	$335,990,732	$2,480	$—		$335,993,212
Rights	—	3,705	—		3,705
Money Market Funds	1,931,038	—	—		1,931,038

	$337,921,770	$6,185	$—		$337,927,955

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iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Core MSCI Total International Stock
Assets:
Common Stocks	$1,256,741,579	$472,058	$2,451	$1,257,216,088
Investment Companies	4,572,045	—	—	4,572,045
Preferred Stocks	15,797,036	—	—	15,797,036
Rights	6,283	122,214	—	128,497
Money Market Funds	21,409,039	—	—	21,409,039
Futures Contracts[b]	14,296	—	—	14,296

	$1,298,540,278	$594,272	$2,451	$1,299,137,001

Liabilities:
Futures Contracts[b]	$(21,900)	$—	$—	$(21,900)

[a]	Rounds to less than $1.
[b]	Shown at the net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on

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stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

The iShares Core MSCI Total International Stock ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a tax residence certificate from the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the consolidated statement of operations. Any dividends paid by the Subsidiary to the Fund are not subject to tax in Mauritius. Further, the Subsidiary is also exempt from tax in Mauritius on any gains from the sale of securities.

However, there can be no assurance that any future changes to the India-Mauritius treaty will not adversely affect the tax position of the Fund’s investments in India. If the DTAA is interpreted, amended, terminated, renegotiated, or possibly overridden by the General Anti-Avoidance Rules provisions (which are due to take effect April 1, 2017, the details of which are pending further authoritative guidance), in a manner that would adversely affect the tax position in India of the Fund, such an interpretation, amendment, or override renegotiation may cause the Fund to incur capital gains tax in India.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of

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investments. The value of any securities on loan as of January 31, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of January 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received[a]	Net Amount
Core MSCI EAFE	$45,975,067	$45,975,067	$—
Core MSCI Europe	663,619	663,619	—
Core MSCI Pacific	1,604,185	1,604,185	—
Core MSCI Total International Stock	18,151,470	18,151,470	—

[a]

Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA, manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

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With respect to the iShares Core MSCI International Stock ETF, the Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Effective December 10, 2014, for its investment advisory services to the iShares Core MSCI EAFE ETF, BFA is entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of the Fund. Prior to December 10, 2014, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.14% based on the Fund’s average daily net assets.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core MSCI Europe	0.14%
Core MSCI Pacific	0.14

For the six months ended January 31, 2015, BFA has voluntarily waived a portion of its investment advisory fees for the iShares Core MSCI Europe and iShares Core MSCI Pacific ETFs in the amounts of $76,840 and $82,462, respectively.

Effective December 10, 2014, for its investment advisory services to the iShares Core MSCI Total International Stock ETF, BFA is entitled to an annual investment advisory fee of 0.14% based on the average daily net assets of the Fund. Prior to December 10, 2014, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.16% based on the Fund’s average daily net assets. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2015 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Prior to January 1, 2015 each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Core MSCI EAFE	$127,018
Core MSCI Europe	144
Core MSCI Pacific	140
Core MSCI Total International Stock	41,429

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Core MSCI Total International Stock ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended January 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core MSCI Total International Stock iShares MSCI Russia Capped ETF	254,554	151,850	—	406,404	$4,572,045	$163,926	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

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3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2015 were as follows:

iShares ETF	Purchases	Sales
Core MSCI EAFE	$249,498,812	$22,039,663
Core MSCI Europe	4,444,279	1,732,333
Core MSCI Pacific	5,801,211	4,061,288
Core MSCI Total International Stock	218,610,891	9,053,784

In-kind transactions (see Note 4) for the six months ended January 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI EAFE	$919,547,483	$—
Core MSCI Europe	357,536,752	22,932,959
Core MSCI Pacific	335,358,503	—
Core MSCI Total International Stock	346,881,447	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to

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the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Funds as of January 31, 2015 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF
Equity contracts:
Variation margin / Net assets consist of — net unrealized appreciation (depreciation)[a]	$65,614	$7,604

[a]	Represents cumulative depreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities for the iShares Core MSCI EAFE ETF.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the six months ended January 31, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF
Equity contracts:
Futures contracts	$(1,570,451)	$(552,541)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF
Equity contracts:
Futures contracts	$214,589	$36,903

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The following table shows the average quarter-end balances of open futures contracts for the six months ended January 31, 2015:

	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF
Average value of contracts purchased	$13,680,237	$4,838,248

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares Core MSCI Total International Stock ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with

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each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2014, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring
Core MSCI EAFE	$1,023,149
Core MSCI Europe	11,562
Core MSCI Pacific	32
Core MSCI Total International Stock	175,651

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI EAFE	$3,517,961,481	$202,531,293	$(257,795,064)	$(55,263,771)
Core MSCI Europe	394,521,933	3,871,721	(21,208,239)	(17,336,518)
Core MSCI Pacific	348,594,783	9,106,837	(19,773,665)	(10,666,828)
Core MSCI Total International Stock	1,328,042,696	69,344,686	(98,264,677)	(28,919,991)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LINE OF CREDIT

The iShares Core MSCI Total International Stock ETF, along with certain other iShares funds, is a party to a $150 million credit agreement with State Street Bank and Trust Company, which expires October 28, 2015. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended January 31, 2015, the iShares Core MSCI Total International Stock ETF’s maximum amount borrowed, the average borrowings and the weighted average interest rate under the credit agreement were $1,156,000, $43,978 and 1.16%, respectively.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

134	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core MSCI EAFE	$0.524185	$—	$0.022249	$0.546434	96%	—%	4%	100%
Core MSCI Europe	0.244809	—	0.036457	0.281266	87	—	13	100
Core MSCI Pacific	0.401093	—	0.051168	0.452261	89	—	11	100
Core MSCI Total International Stock	0.570584	—	0.036048	0.606632	94	—	6	100

SUPPLEMENTAL INFORMATION	135

Notes:

136	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	137

Notes:

138	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-710-0115

JANUARY 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI International Developed Momentum Factor ETF | IMTM | NYSE Arca
➢	iShares MSCI International Developed Quality Factor ETF | IQLT | NYSE Arca
➢	iShares MSCI USA Momentum Factor ETF | MTUM | NYSE Arca
➢	iShares MSCI USA Quality Factor ETF | QUAL | NYSE Arca
➢	iShares MSCI USA Size Factor ETF | SIZE | NYSE Arca
➢	iShares MSCI USA Value Factor ETF | VLUE | NYSE Arca

Fund Performance Overview

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

Performance as of January 31, 2015

The iShares MSCI International Developed Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher momemtum characteristics, as represented by the MSCI World ex USA Momentum Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 13, 2015 (inception date of the Fund) through January 31, 2015, the total return for the Fund was 1.53%, net of fees, while the total return for the Index was 1.57%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	1.53%	1.45%	1.57%

The inception date of the Fund was 1/13/15. The first day of secondary market trading was 1/15/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (1/13/15) [a]	Ending Account Value (1/31/15)	Expenses Paid During Period [b]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,015.30	$0.15	$1,000.00	$1,023.70	$1.53	0.30%

[a]	The beginning of the period (commencement of operations) is January 13, 2015.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (18 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Health Care	27.98%
Financials	17.72
Industrials	13.88
Consumer Discretionary	10.46
Information Technology	7.87
Consumer Staples	6.89
Utilities	5.01
Telecommunication Services	4.07
Materials	3.68
Energy	2.44

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*

Japan	30.45%
Canada	17.31
Switzerland	12.36
United Kingdom	8.93
Germany	4.70
Denmark	4.05
Netherlands	3.45
Australia	3.11
Hong Kong	2.82
Belgium	2.48

TOTAL	89.66%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

Performance as of January 31, 2015

The iShares MSCI International Developed Quality Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher quality characteristics, as identified through three fundamental variables: return on equity, earnings variability, and debt-to-equity, and as represented by the MSCI World ex USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 13, 2015 (inception date of the Fund) through January 31, 2015, the total return for the Fund was 1.60%, net of fees, while the total return for the Index was 1.53%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	1.60%	1.60%	1.53%

The inception date of the Fund was 1/13/15. The first day of secondary market trading was 1/15/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (1/13/15) [a]	Ending Account Value (1/31/15)	Expenses Paid During Period [b]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,016.00	$0.15	$1,000.00	$1,023.70	$1.53	0.30%

[a]	The beginning of the period (commencement of operations) is January 13, 2015.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (18 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Financials	26.80%
Industrials	12.21
Consumer Discretionary	11.66
Consumer Staples	10.90
Health Care	10.36
Materials	7.72
Energy	6.80
Telecommunication Services	4.95
Information Technology	4.72
Utilities	3.88

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*

United Kingdom	25.16%
Switzerland	15.03
Canada	8.45
Germany	8.13
Japan	7.77
Hong Kong	7.41
Australia	6.13
France	6.04
Denmark	3.60
Sweden	3.40

TOTAL	91.12%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI USA MOMENTUM FACTOR ETF

Performance as of January 31, 2015

The iShares MSCI USA Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher price momentum, as represented by the MSCI USA Momentum Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 8.57%, net of fees, while the total return for the Index was 8.70%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.40%	16.41%	16.64%	16.40%	16.41%	16.64%
Since Inception	17.53%	17.57%	17.81%	33.69%	33.76%	34.07%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,085.70	$0.79	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Health Care	32.35%
Information Technology	23.09
Consumer Discretionary	11.58
Industrials	11.21
Consumer Staples	10.20
Financials	6.78
Utilities	1.89
Materials	1.62
Energy	0.93
Telecommunication Services	0.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

Apple Inc.	5.19%
Gilead Sciences Inc.	4.07
Microsoft Corp.	4.07
Intel Corp.	3.94
Johnson & Johnson	3.83
Amgen Inc.	3.52
Union Pacific Corp.	3.01
Facebook Inc. Class A	2.99
CVS Health Corp.	2.91
Berkshire Hathaway Inc. Class B	2.83

TOTAL	36.36%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI USA QUALITY FACTOR ETF

Performance as of January 31, 2015

The iShares MSCI USA Quality Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with quality characteristics as identified through certain fundamental metrics, as represented by the MSCI USA Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 6.70%, net of fees, while the total return for the Index was 6.74%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.48%	14.49%	14.64%	14.48%	14.49%	14.64%
Since Inception	15.34%	15.35%	15.61%	24.73%	24.75%	25.03%

The inception date of the Fund was 7/16/13. The first day of secondary market trading was 7/18/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,067.00	$0.78	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Information Technology	32.98%
Consumer Discretionary	20.36
Health Care	17.60
Industrials	12.62
Consumer Staples	6.74
Energy	5.08
Materials	2.59
Financials	2.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

Apple Inc.	5.25%
Exxon Mobil Corp.	4.67
Johnson & Johnson	4.64
Gilead Sciences Inc.	4.36
Microsoft Corp.	4.12
Home Depot Inc. (The)	3.69
International Business Machines Corp.	3.44
Oracle Corp.	2.91
Visa Inc. Class A	2.85
MasterCard Inc. Class A	2.60

TOTAL	38.53%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI USA SIZE FACTOR ETF

Performance as of January 31, 2015

The iShares MSCI USA Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI USA Risk Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 7.74%, net of fees, while the total return for the Index was 7.78%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.72%	16.78%	16.90%	16.72%	16.78%	16.90%
Since Inception	16.38%	16.39%	16.64%	31.35%	31.37%	31.70%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,077.40	$0.79	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Financials	21.54%
Consumer Discretionary	13.62
Industrials	12.28
Consumer Staples	10.74
Utilities	10.38
Health Care	10.37
Information Technology	10.08
Materials	5.06
Energy	4.72
Telecommunication Services	1.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

Kinder Morgan Inc.	0.55%
Arch Capital Group Ltd.	0.51
Clorox Co. (The)	0.50
PepsiCo Inc.	0.48
McDonald’s Corp.	0.46
Xcel Energy Inc.	0.45
General Mills Inc.	0.45
Duke Energy Corp.	0.45
Colgate-Palmolive Co.	0.44
Southern Co. (The)	0.44

TOTAL	4.73%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI USA VALUE FACTOR ETF

Performance as of January 31, 2015

The iShares MSCI USA Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI USA Value Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 2.02%, net of fees, while the total return for the Index was 2.03%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.17%	12.21%	12.30%	12.17%	12.21%	12.30%
Since Inception	15.57%	15.58%	15.81%	29.70%	29.72%	30.02%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,020.20	$0.76	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Financials	21.03%
Information Technology	14.83
Energy	12.84
Consumer Discretionary	12.34
Health Care	10.70
Industrials	9.39
Consumer Staples	8.89
Utilities	4.14
Materials	3.37
Telecommunication Services	2.47

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

Exxon Mobil Corp.	3.51%
Apple Inc.	2.55
Chevron Corp.	2.19
JPMorgan Chase & Co.	2.10
Wells Fargo & Co.	2.05
Citigroup Inc.	1.55
General Electric Co.	1.48
Bank of America Corp.	1.35
AT&T Inc.	1.32
Microsoft Corp.	1.24

TOTAL	19.34%

*	Excludes money market funds.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2014 (or commencement of operations, as applicable) and held through January 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.79%

AUSTRALIA — 3.11%
Alumina Ltd.[a]	4,234	$6,397
Amcor Ltd.	1,412	14,053
AMP Ltd.	3,154	14,172
APA Group	1,638	10,358
Caltex Australia Ltd.	256	6,663
Cochlear Ltd.	72	4,654
CSL Ltd.	514	35,204
Lend Lease Group	770	10,002
Macquarie Group Ltd.	230	11,132
Qantas Airways Ltd.[a]	1,000	2,033
Ramsay Health Care Ltd.	180	8,333
Sonic Healthcare Ltd.	298	4,372
TPG Telecom Ltd.	400	2,087
Transurban Group	2,260	16,209
Westfield Corp.[a]	2,050	15,741

		161,410
BELGIUM — 2.48%
Anheuser-Busch InBev NV	850	103,688
Belgacom SA	316	11,766
Telenet Group Holding NVa	42	2,332
UCB SA	140	10,896

		128,682
CANADA — 17.27%
Alimentation Couche-Tard Inc. Class B	718	28,194
AltaGas Ltd.	102	3,454
Bank of Montreal	738	42,448
BlackBerry Ltd.[a]	512	5,213
Brookfield Asset Management Inc. Class A	918	46,879
CAE Inc.	202	2,493
Canadian Imperial Bank of Commerce/Canada	458	31,852
Canadian National Railway Co.	1,760	116,209
Canadian Pacific Railway Ltd.	370	64,627
Canadian Tire Corp. Ltd. Class A NVS	104	9,612
Catamaran Corp.[a]	218	10,909
Constellation Software Inc./Canada	38	10,552
Dollarama Inc.	106	5,045
Enbridge Inc.	718	34,854
Fortis Inc./Canada	378	12,494
Gildan Activewear Inc.	136	7,957
Imperial Oil Ltd.	236	8,793

Security	Shares	Value
Intact Financial Corp.	134	$8,975
Inter Pipeline Ltd.	488	12,716
Keyera Corp.	150	8,873
Loblaw Companies Ltd.	312	15,534
Magna International Inc. Class A	194	18,680
Manulife Financial Corp.	1,350	21,699
Metro Inc. Class A	124	9,834
National Bank of Canada	498	17,364
Onex Corp.	70	3,851
Open Text Corp.	168	9,548
Pembina Pipeline Corp.	418	13,015
Restaurant Brands International Inc.[a]	452	17,553
Royal Bank of Canada	1,608	90,980
Saputo Inc.	306	8,818
Shaw Communications Inc. Class B	458	10,598
Sun Life Financial Inc.	512	15,692
Thomson Reuters Corp.	282	10,845
Toronto-Dominion Bank (The)	1,950	77,818
TransCanada Corp.	850	37,903
Valeant Pharmaceuticals International Inc.[a]	280	44,866

		896,747
DENMARK — 4.04%
A.P. Moeller-Maersk A/S Class A	4	7,852
A.P. Moeller-Maersk A/S Class B	8	16,226
Coloplast A/S Class B	168	13,255
Danske Bank A/S	688	17,844
Novo Nordisk A/S Class B	2,808	125,781
Novozymes A/S Class B	268	12,224
Pandora A/S	172	12,325
Tryg A/S	38	4,453

		209,960
FINLAND — 0.98%
Elisa OYJ	110	2,926
Nokia OYJ	3,182	24,578
Orion OYJ Class B	140	4,615
Sampo OYJ Class A	388	18,792

		50,911
FRANCE — 2.20%
Aeroports de Paris	30	3,602
Credit Agricole SA	802	9,562
Dassault Systemes	142	8,800
Essilor International SA	218	24,371
Groupe Eurotunnel SE	478	6,422
Natixis SA	830	5,294

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

January 31, 2015

Security	Shares	Value
Numericable-SFR[a]	264	$13,763
Orange SA	1,738	30,635
SES SA Class A FDR	320	11,662

		114,111
GERMANY — 4.69%
Bayer AG Registered	960	138,718
Celesio AG	70	2,074
Deutsche Wohnen AG Bearer	346	8,996
Fresenius Medical Care AG & Co. KGaA	304	22,518
Fresenius SE & Co. KGaA	522	29,900
Kabel Deutschland Holding AGa	24	3,264
Merck KGaA	172	17,218
QIAGEN NVa	260	5,966
Symrise AG	226	14,822

		243,476
HONG KONG — 2.81%
Henderson Land Development Co. Ltd.	2,000	14,291
HKT Trust & HKT Ltd.	6,000	7,862
Hong Kong & China Gas Co. Ltd.	10,000	22,958
Link REIT (The)	4,000	27,085
PCCW Ltd.	10,000	6,655
Power Assets Holdings Ltd.	2,000	20,972
Sun Hung Kai Properties Ltd.	2,000	32,657
Swire Pacific Ltd. Class A	1,000	13,426

		145,906
IRELAND — 0.04%
Ryanair Holdings PLC SP ADR[a]	30	1,979

		1,979
ISRAEL — 1.64%
Teva Pharmaceutical Industries Ltd.	1,490	84,976

		84,976
ITALY — 0.63%
Enel SpA	4,862	21,979
Exor SpA	128	5,231
Finmeccanica SpA[a]	324	3,543
Intesa Sanpaolo SpA RNC	800	2,044

		32,797
JAPAN — 30.38%
Ajinomoto Co. Inc.	2,000	41,519
ANA Holdings Inc.	2,000	5,554
Aozora Bank Ltd.	2,000	7,321
Asahi Group Holdings Ltd.	600	19,865
Asahi Kasei Corp.	2,000	19,955
ASICS Corp.	200	4,955

Security	Shares	Value
Astellas Pharma Inc.	5,200	$80,989
Bandai Namco Holdings Inc.	200	4,085
Bank of Yokohama Ltd. (The)	2,000	10,893
Brother Industries Ltd.	400	6,926
Calbee Inc.	200	7,875
Casio Computer Co. Ltd.	400	6,330
Central Japan Railway Co.	200	34,597
Chugai Pharmaceutical Co. Ltd.	400	12,004
Chugoku Bank Ltd. (The)	200	2,869
Daikin Industries Ltd.	200	14,089
Daito Trust Construction Co. Ltd.	200	22,432
Daiwa House Industry Co. Ltd.	600	11,168
Electric Power Development Co. Ltd.	200	7,338
Fuji Heavy Industries Ltd.	800	29,261
FUJIFILM Holdings Corp.	800	27,228
Fujitsu Ltd.	2,000	10,652
Fukuoka Financial Group Inc.	2,000	10,080
Hakuhodo DY Holdings Inc.	400	4,018
Hamamatsu Photonics K.K.	200	9,518
Hankyu Hanshin Holdings Inc.	2,000	11,186
Hitachi Chemical Co. Ltd.	200	4,068
Hitachi High-Technologies Corp.	200	6,291
Hitachi Ltd.	6,000	45,833
Hoya Corp.	800	31,322
IHI Corp.	2,000	10,556
Iyo Bank Ltd. (The)	400	4,658
JTEKT Corp.	200	3,344
Kajima Corp.	2,000	7,985
Kao Corp.	600	26,464
KDDI Corp.	800	56,956
Keihan Electric Railway Co. Ltd.	2,000	12,208
Koito Manufacturing Co. Ltd.	200	6,581
Konica Minolta Holdings Inc.	800	8,895
Kubota Corp.	2,000	30,026
M3 Inc.	200	4,056
Mabuchi Motor Co. Ltd.	200	8,292
Mazda Motor Corp.	400	8,334
MEIJI Holdings Co. Ltd.	200	22,151
Mitsubishi Chemical Holdings Corp.	1,600	8,365
Mitsubishi Electric Corp.	2,000	23,437
Mitsubishi Heavy Industries Ltd.	4,000	22,308
Mitsubishi Tanabe Pharma Corp.	400	6,368
Mitsui & Co. Ltd.	1,800	23,093
Mitsui Chemicals Inc.	2,000	5,908
Mixi Inc.	200	7,143
Murata Manufacturing Co. Ltd.	400	43,656

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

January 31, 2015

Security	Shares	Value
Nagoya Railroad Co. Ltd.	2,000	$7,900
NGK Spark Plug Co. Ltd.	200	5,993
Nidec Corp.	400	27,494
Nippon Paint Holdings Co. Ltd.	400	12,668
Nippon Prologis REIT Inc.	2	4,723
Nippon Telegraph and Telephone Corp.	600	35,857
Nitori Holdings Co. Ltd.	200	11,374
Nitto Denko Corp.	200	12,063
NOK Corp.	200	5,823
Nomura Research Institute Ltd.	200	6,853
NTT Data Corp.	200	7,687
NTT DOCOMO Inc.	1,800	30,724
Omron Corp.	400	16,192
Ono Pharmaceutical Co. Ltd.	200	21,283
Oriental Land Co. Ltd.	200	48,551
Otsuka Holdings Co. Ltd.	800	24,910
Panasonic Corp.	2,200	25,322
Resona Holdings Inc.	2,600	13,024
Rohm Co. Ltd.	200	13,025
Santen Pharmaceutical Co. Ltd.	200	12,531
Secom Co. Ltd.	200	11,704
Seibu Holdings Inc.	200	4,781
Seiko Epson Corp.	400	16,430
Seven Bank Ltd.	800	3,610
Shimano Inc.	200	26,663
Shimizu Corp.	2,000	13,928
Shin-Etsu Chemical Co. Ltd.	600	40,087
Shionogi & Co. Ltd.	600	18,159
SMC Corp.	200	54,263
Suntory Beverage & Food Ltd.	200	7,057
Suruga Bank Ltd.	400	7,584
Suzuki Motor Corp.	600	19,185
Sysmex Corp.	200	9,024
Taisei Corp.	2,000	11,697
TDK Corp.	200	12,616
Terumo Corp.	400	10,015
THK Co. Ltd.	200	4,921
Toho Co. Ltd.	200	4,555
Tohoku Electric Power Co. Inc.	600	7,621
Tokyo Electron Ltd.	200	14,431
Tokyo Gas Co. Ltd.	2,000	12,026
Toyo Suisan Kaisha Ltd.	200	7,108
Toyota Industries Corp.	200	10,880
Unicharm Corp.	600	16,705
USS Co. Ltd.	400	6,327
West Japan Railway Co.	200	10,349

Security	Shares	Value
Yamaha Motor Co. Ltd.	400	$8,895
Yokogawa Electric Corp.	200	2,118

		1,577,741
NETHERLANDS — 3.44%
Altice SAa	148	12,376
ASML Holding NV	504	53,052
Boskalis Westminster NV	78	3,461
Delta Lloyd NV	148	2,802
Fiat Chrysler Automobiles NVa	770	10,166
Heineken NV	284	21,241
ING Groep NV CVA[a]	3,236	40,607
Reed Elsevier NV	1,144	28,065
Wolters Kluwer NV	228	6,830

		178,600
NEW ZEALAND — 0.21%
Meridian Energy Ltd.	2,570	3,572
Mighty River Power Ltd.	934	2,278
Spark New Zealand Ltd.	2,090	5,006

		10,856
NORWAY — 0.25%
Norsk Hydro ASA	2,208	12,991

		12,991
PORTUGAL — 0.13%
Energias de Portugal SA	1,716	6,539

		6,539
SINGAPORE — 0.16%
ComfortDelGro Corp. Ltd.	4,000	8,484

		8,484
SPAIN — 1.77%
Bankinter SA	1,152	8,019
Ferrovial SA	746	14,803
Gas Natural SDG SA	680	15,961
Iberdrola SA	5,928	40,993
International Consolidated Airlines Group SAa	1,482	12,125

		91,901
SWEDEN — 2.31%
Assa Abloy AB Class B	392	21,433
Atlas Copco AB Class A	680	20,164
Boliden AB	332	5,209
Electrolux AB Class B	262	8,117
Hexagon AB Class B	292	9,266
Husqvarna AB Class B	386	2,683
ICA Gruppen AB	136	5,233

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

January 31, 2015

Security	Shares	Value
Investor AB Class B	516	$18,825
Securitas AB	222	2,708
Skandinaviska Enskilda Banken AB Class A	1,316	15,892
Skanska AB Class B	300	6,655
Tele2 AB Class B	350	3,962

		120,147
SWITZERLAND — 12.34%
Actelion Ltd. Registered	174	19,290
Aryzta AG	72	5,411
Baloise Holding AG Registered	50	6,521
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	2	10,426
Geberit AG Registered	44	15,074
Givaudan SA Registered	12	21,925
Lonza Group AG Registered	58	6,884
Novartis AG Registered	2,744	268,868
Roche Holding AG Genusschein	722	195,086
Sonova Holding AG Registered	72	9,477
Swiss Life Holding AG Registered	24	5,363
Swisscom AG Registered	28	16,419
Zurich Insurance Group AG	180	59,749

		640,493
UNITED KINGDOM — 8.91%
Ashtead Group PLC	666	10,883
AstraZeneca PLC	1,146	81,636
Bunzl PLC	302	8,604
Compass Group PLC	1,530	26,449
Dixons Carphone PLC	1,762	11,512
InterContinental Hotels Group PLC	304	12,154
Intu Properties PLC	966	5,296
Investec PLC	816	6,863
ITV PLC	3,016	9,965
Legal & General Group PLC	4,536	18,251
London Stock Exchange Group PLC	350	12,432
National Grid PLC	4,550	63,929
Next PLC	110	11,953
Prudential PLC	1,926	46,861
Reed Elsevier PLC	1,544	26,807
SEGRO PLC	650	4,026
Shire PLC	790	57,593
Smith & Nephew PLC	1,280	22,896
United Utilities Group PLC	696	10,735

Security	Shares	Value
Whitbread PLC	184	$13,831

		462,676

TOTAL COMMON STOCKS
(Cost: $5,105,110)		5,181,383

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	9,922	9,922

		9,922

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,922)		9,922

TOTAL INVESTMENTS IN SECURITIES — 99.98%
Cost: $5,115,032)		5,191,305
Other Assets, Less Liabilities — 0.02%		1,244

NET ASSETS — 100.00%		$5,192,549

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.52%

AUSTRALIA — 6.11%
Amcor Ltd.	784	$7,803
ASX Ltd.	290	8,613
Bendigo & Adelaide Bank Ltd.	578	6,022
BHP Billiton Ltd.	2,340	53,320
Brambles Ltd.	1,758	14,512
Cochlear Ltd.	56	3,620
CSL Ltd.	664	45,478
Flight Centre Travel Group Ltd.	62	1,825
Fortescue Metals Group Ltd.	1,470	2,702
Goodman Group	2,034	9,710
GPT Group (The)	2,136	7,519
Incitec Pivot Ltd.	878	2,468
Insurance Australia Group Ltd.	3,366	16,776
Lend Lease Group	916	11,898
Novion Property Group	2,454	4,434
Orica Ltd.	216	3,051
QBE Insurance Group Ltd.	1,654	13,666
REA Group Ltd.	90	3,473
Rio Tinto Ltd.	330	14,792
Seek Ltd.	376	5,227
Telstra Corp. Ltd.	8,528	43,168
TPG Telecom Ltd.	412	2,150
Woodside Petroleum Ltd.	554	14,789
Woolworths Ltd.	832	20,591
WorleyParsons Ltd.	160	1,199

		318,806
AUSTRIA — 0.04%
Vienna Insurance Group AG	44	1,868

		1,868
BELGIUM — 0.21%
Belgacom SA	244	9,085
Colruyt SA	40	1,845

		10,930
CANADA — 8.43%
Agrium Inc.	72	7,698
Alimentation Couche-Tard Inc. Class B	246	9,660
Baytex Energy Corp.	90	1,400
Canadian Imperial Bank of Commerce/Canada	624	43,396
Canadian National Railway Co.	976	64,443
Canadian Natural Resources Ltd.	728	21,152
Canadian Oil Sands Ltd.	362	2,241

Security	Shares	Value
Canadian Utilities Ltd. Class A	80	$2,658
CGI Group Inc. Class Aa	324	12,866
CI Financial Corp.	494	12,623
Dollarama Inc.	212	10,091
Finning International Inc.	154	2,545
Gildan Activewear Inc.	114	6,669
Great-West Lifeco Inc.	516	13,108
Husky Energy Inc.	206	4,444
IGM Financial Inc.	164	5,641
Imperial Oil Ltd.	242	9,016
Industrial Alliance Insurance and Financial Services Inc.	130	4,148
Intact Financial Corp.	196	13,127
Keyera Corp.	72	4,259
Metro Inc. Class A	38	3,014
Peyto Exploration & Development Corp.	92	2,329
Potash Corp. of Saskatchewan Inc.	606	22,109
Power Financial Corp.	360	9,736
Restaurant Brands International Inc.[a]	270	10,485
RioCan REIT	170	3,947
Royal Bank of Canada	1,840	104,106
Saputo Inc.	116	3,343
Suncor Energy Inc.	882	26,364
Vermilion Energy Inc.	70	3,090

		439,708
DENMARK — 3.59%
Coloplast A/S Class B	182	14,360
Novo Nordisk A/S Class B	3,194	143,071
Novozymes A/S Class B	206	9,396
Pandora A/S	202	14,474
Tryg A/S	36	4,219
William Demant Holding A/Sa	22	1,667

		187,187
FINLAND — 1.78%
Elisa OYJ	222	5,904
Fortum OYJ	344	7,337
Kone OYJ Class B	584	26,327
Metso OYJ	100	3,038
Neste Oil OYJ	74	2,046
Orion OYJ Class B	134	4,417
Sampo OYJ Class A	734	35,550
Wartsila OYJ Abp	174	8,076

		92,695
FRANCE — 6.03%
AXA SA	2,680	63,071

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

January 31, 2015

Security	Shares	Value
Bureau Veritas SA	296	$6,288
Dassault Systemes	190	11,775
L’Air Liquide SA	236	29,827
L’Oreal SA	124	22,256
Legrand SA	292	15,717
Publicis Groupe SA	198	14,843
Safran SA	262	17,500
SCOR SE	212	6,618
Societe BIC SA	32	4,550
Technip SA	64	3,766
Total SA	1,466	75,271
Vivendi SAa	1,552	36,840
Zodiac Aerospace	182	6,052

		314,374
GERMANY — 7.87%
Allianz SE Registered	586	96,810
BASF SE	602	54,007
Beiersdorf AG	50	4,390
Continental AG	112	25,366
Deutsche Boerse AG	324	24,873
GEA Group AG	168	7,630
Hannover Rueck SE Registered	90	8,068
Henkel AG & Co. KGaA	54	5,530
HUGO BOSS AG	68	8,778
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	210	42,181
RTL Group SA	48	4,546
SAP SE	1,700	110,997
Symrise AG	74	4,853
United Internet AG Registered[b]	290	12,589

		410,618
HONG KONG — 7.39%
AIA Group Ltd.	17,200	100,382
Bank of East Asia Ltd. (The)	2,000	8,306
Cheung Kong Holdings Ltd.	2,000	38,306
Cheung Kong Infrastructure Holdings Ltd.	2,000	16,470
Galaxy Entertainment Group Ltd.	4,000	21,100
Hang Seng Bank Ltd.	1,400	24,521
Henderson Land Development Co. Ltd.	2,000	14,291
Hong Kong & China Gas Co. Ltd.	8,000	18,366
Hysan Development Co. Ltd.	2,000	9,686
Link REIT (The)	3,000	20,314
Power Assets Holdings Ltd.	2,000	20,972
Sands China Ltd.	4,000	19,630
Sino Land Co. Ltd.	4,000	6,707

Security	Shares	Value
SJM Holdings Ltd.	4,000	$5,902
Sun Hung Kai Properties Ltd.	2,000	32,657
Swire Properties Ltd.	1,600	5,149
Wharf Holdings Ltd. (The)	2,000	16,251
Wynn Macau Ltd.	2,400	6,702

		385,712
IRELAND — 0.12%
Kerry Group PLC Class A	88	6,377

		6,377
ISRAEL — 0.03%
Israel Chemicals Ltd.	256	1,844

		1,844
ITALY — 0.14%
Tenaris SA	346	4,873
UnipolSai SpA	940	2,607

		7,480
JAPAN — 7.75%
ABC-MART Inc.	200	10,029
Aeon Mall Co. Ltd.	200	3,342
Bank of Yokohama Ltd. (The)	2,000	10,893
Brother Industries Ltd.	400	6,926
Calbee Inc.	200	7,875
COLOPL Inc.	200	4,609
Daito Trust Construction Co. Ltd.	200	22,432
Daiwa House Industry Co. Ltd.	1,000	18,614
Fuji Heavy Industries Ltd.	600	21,946
Hino Motors Ltd.	200	2,869
Hoya Corp.	600	23,491
Iyo Bank Ltd. (The)	400	4,658
Japan Airlines Co. Ltd.	200	6,828
Japan Exchange Group Inc.	400	9,436
Japan Tobacco Inc.	600	16,511
JSR Corp.	200	3,564
Kakaku.com Inc.	400	5,717
KDDI Corp.	800	56,957
Kuraray Co. Ltd.	200	2,534
M3 Inc.	200	4,056
Mitsubishi Motors Corp.	800	6,838
Nippon Paint Holdings Co. Ltd.	200	6,334
Nitori Holdings Co. Ltd.	200	11,374
Nitto Denko Corp.	200	12,063
NTT DOCOMO Inc.	1,600	27,310
Oracle Corp. Japan	200	8,360
Osaka Gas Co. Ltd.	2,000	7,944

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

January 31, 2015

Security	Shares	Value
Otsuka Corp.	200	$6,938
Park24 Co. Ltd.	200	3,439
Sanrio Co. Ltd.	200	4,984
Seven Bank Ltd.	800	3,610
Shin-Etsu Chemical Co. Ltd.	200	13,362
Sony Financial Holdings Inc.	400	5,615
T&D Holdings Inc.	800	9,123
Tokyo Gas Co. Ltd.	2,000	12,026
Trend Micro Inc.	200	5,695
USS Co. Ltd.	400	6,327
Yahoo! Japan Corp.	2,800	9,511

		404,140
NETHERLANDS — 1.99%
Boskalis Westminster NV	86	3,817
Gemalto NV	104	7,560
Koninklijke Vopak NV	42	2,350
Reed Elsevier NV	1,206	29,586
Unilever NV CVA	1,388	60,443

		103,756
NEW ZEALAND — 0.07%
Contact Energy Ltd.	284	1,457
Ryman Healthcare Ltd.	344	2,060

		3,517
NORWAY — 0.94%
Gjensidige Forsikring ASA	350	5,893
Seadrill Ltd.	218	2,316
Statoil ASA	850	14,082
Subsea 7 SA	174	1,479
Telenor ASA	930	19,955
Yara International ASA	100	5,196

		48,921
PORTUGAL — 0.03%
Jeronimo Martins SGPS SA	168	1,812

		1,812
SINGAPORE — 1.78%
Ascendas REIT	2,000	3,636
CapitaMall Trust Management Ltd.	4,000	6,178
ComfortDelGro Corp. Ltd.	2,000	4,242
Keppel Corp. Ltd.	2,000	12,859
Keppel Land Ltd.	2,000	6,711
SembCorp Industries Ltd.	2,000	6,371
SembCorp Marine Ltd.	2,000	4,434
Singapore Exchange Ltd.	2,000	11,485
Singapore Technologies Engineering Ltd.	2,000	4,966

Security	Shares	Value
Singapore Telecommunications Ltd.	10,000	$30,153
Yangzijiang Shipbuilding Holdings Ltd.	2,000	1,833

		92,868
SPAIN — 1.73%
Gas Natural SDG SA	286	6,713
Iberdrola SA	3,636	25,144
Inditex SA	1,672	49,311
Mapfre SA	1,632	5,497
Zardoya Otis SA	306	3,484

		90,149
SWEDEN — 3.39%
Alfa Laval AB	354	6,581
Assa Abloy AB Class B	334	18,262
Atlas Copco AB Class A	974	28,882
Atlas Copco AB Class B	592	16,223
Hennes & Mauritz AB Class B	1,734	71,477
ICA Gruppen AB	80	3,078
Industrivarden AB Class C	226	4,032
Investment AB Kinnevik	520	15,577
Millicom International Cellular SA SDR	76	4,851
Skanska AB Class B	366	8,119

		177,082
SWITZERLAND — 15.00%
ABB Ltd. Registered[a]	2,166	41,693
Actelion Ltd. Registered[a]	150	16,630
Adecco SA Registered[a]	168	12,581
Compagnie Financiere Richemont SA Class A Bearer	572	47,592
EMS-Chemie Holding AG Registered	8	3,095
Geberit AG Registered	66	22,611
Givaudan SA Registered[a]	8	14,617
Kuehne & Nagel International AG Registered	90	12,384
Nestle SA Registered	1,562	119,605
Partners Group Holding AG	46	12,329
Roche Holding AG Genusschein	924	249,667
Schindler Holding AG Participation Certificates	56	8,314
Schindler Holding AG Registered	26	3,787
SGS SA Registered	10	19,021
Sika AG Bearer	2	6,852
Swatch Group AG (The) Bearer	38	15,154
Swatch Group AG (The) Registered	56	4,102
Swiss Life Holding AG Registered[a]	36	8,045
Swiss Re AGa	474	42,812

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

January 31, 2015

Security	Shares	Value
Swisscom AG Registered	36	$21,110
Syngenta AG Registered	72	23,414
Zurich Insurance Group AGa	232	77,010

		782,425
UNITED KINGDOM — 25.10%
Aberdeen Asset Management PLC	2,074	13,634
Admiral Group PLC	470	10,221
Aggreko PLC	336	7,842
Amec Foster Wheeler PLC	338	4,049
Antofagasta PLC	216	2,109
Associated British Foods PLC	158	7,363
Babcock International Group PLC	210	3,173
BAE Systems PLC	5,238	39,925
BG Group PLC	2,470	32,901
BHP Billiton PLC	1,464	31,728
British American Tobacco PLC	1,270	71,566
British Land Co. PLC (The)	1,210	15,075
Bunzl PLC	520	14,815
Burberry Group PLC	714	18,541
Capita PLC	838	14,071
Centrica PLC	5,310	23,431
Cobham PLC	1,388	6,811
Compass Group PLC	2,706	46,778
Croda International PLC	138	5,507
Diageo PLC	1,834	54,263
easyJet PLC	204	5,705
Experian PLC	1,078	18,991
Hargreaves Lansdown PLC	572	8,685
ICAP PLC	936	6,573
IMI PLC	436	8,356
Imperial Tobacco Group PLC	608	28,527
Intertek Group PLC	218	7,508
ITV PLC	5,690	18,801
Johnson Matthey PLC	160	7,836
Legal & General Group PLC	9,624	38,723
London Stock Exchange Group PLC	348	12,361
Marks & Spencer Group PLC	1,696	12,339
Meggitt PLC	740	5,991
Melrose Industries PLC	916	3,646
National Grid PLC	2,988	41,982
Old Mutual PLC	7,360	23,014
Petrofac Ltd.	258	2,736
Prudential PLC	4,122	100,292
Reckitt Benckiser Group PLC	550	46,506
Reed Elsevier PLC	2,138	37,120

Security	Shares	Value
Rexam PLC	486	$3,102
Rio Tinto PLC	1,002	44,019
Rolls-Royce Holdings PLC[a]	1,938	25,949
Royal Dutch Shell PLC Class A	2,356	71,407
Royal Dutch Shell PLC Class B	1,462	46,210
Sage Group PLC (The)	2,568	18,521
Schroders PLC	216	9,401
Shire PLC	742	54,094
Sky PLC	1,174	16,363
Smiths Group PLC	492	8,328
Sports Direct International PLC[a]	322	3,441
SSE PLC	714	17,254
Standard Life PLC	3,126	18,921
Tate & Lyle PLC	274	2,790
Tesco PLC	3,468	11,706
Travis Perkins PLC	214	6,177
Unilever PLC	1,100	48,406
Weir Group PLC (The)	230	5,803
Whitbread PLC	214	16,086
William Hill PLC	894	5,063
Wolseley PLC	296	17,169

		1,309,705

TOTAL COMMON STOCKS
(Cost: $5,112,849)		5,191,974

PREFERRED STOCKS — 0.24%

GERMANY — 0.24%
Fuchs Petrolub SE	68	2,801
Henkel AG & Co. KGaA	84	9,630

		12,431

TOTAL PREFERRED STOCKS
(Cost: $12,008)		12,431

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	9,997	9,997

		9,997

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,997)		9,997

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

January 31, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $5,134,854)	$5,214,402
Other Assets, Less Liabilities — 0.05%	2,422

NET ASSETS — 100.00%	$5,216,824

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 3.76%
General Dynamics Corp.	49,485	$6,591,898
Lockheed Martin Corp.	36,511	6,877,577
Northrop Grumman Corp.	18,276	2,868,418
Raytheon Co.	24,270	2,428,214
TransDigm Group Inc.	6,206	1,275,519

		20,041,626
AIR FREIGHT & LOGISTICS — 0.88%
FedEx Corp.	27,713	4,686,545

		4,686,545
AIRLINES — 0.40%
American Airlines Group Inc.	13,699	672,347
Southwest Airlines Co.	32,180	1,453,892

		2,126,239
BEVERAGES — 3.54%
Dr Pepper Snapple Group Inc.	31,940	2,468,004
Molson Coors Brewing Co. Class B NVS	17,785	1,350,415
Monster Beverage Corp.[a]	17,968	2,101,358
PepsiCo Inc.	138,044	12,945,766

		18,865,543
BIOTECHNOLOGY — 11.07%
Alexion Pharmaceuticals Inc.[a]	17,413	3,190,758
Amgen Inc.	123,004	18,728,589
BioMarin Pharmaceutical Inc.[a]	14,010	1,361,212
Celgene Corp.[a]	108,306	12,905,743
Gilead Sciences Inc.[a]	207,057	21,705,785
Medivation Inc.[a]	10,525	1,145,331

		59,037,418
CAPITAL MARKETS — 0.39%
Ameriprise Financial Inc.	13,423	1,677,070
Legg Mason Inc.	7,480	414,691

		2,091,761
CHEMICALS — 0.96%
Air Products and Chemicals Inc.	17,699	2,577,152
Sigma-Aldrich Corp.	18,593	2,556,909

		5,134,061
COMMERCIAL SERVICES & SUPPLIES — 0.19%
Cintas Corp.	12,732	1,002,008

		1,002,008

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.30%
Palo Alto Networks Inc.[a]	12,723	$1,608,060

		1,608,060
COMPUTERS & PERIPHERALS — 5.19%
Apple Inc.	236,142	27,666,397

		27,666,397
CONTAINERS & PACKAGING — 0.17%
Ball Corp.	14,190	898,653

		898,653
DIVERSIFIED FINANCIAL SERVICES — 3.13%
Berkshire Hathaway Inc. Class Ba	104,825	15,085,366
Moody’s Corp.	17,826	1,628,048

		16,713,414
ELECTRIC UTILITIES — 0.79%
Edison International	28,571	1,947,114
Entergy Corp.	19,692	1,723,247
Pepco Holdings Inc.	20,436	560,968

		4,231,329
FOOD & STAPLES RETAILING — 3.59%
CVS Health Corp.	158,105	15,519,587
Kroger Co. (The)	52,808	3,646,392

		19,165,979
FOOD PRODUCTS — 0.43%
Hormel Foods Corp.	13,100	670,982
Keurig Green Mountain Inc.	13,331	1,633,847

		2,304,829
HEALTH CARE EQUIPMENT & SUPPLIES — 3.78%
Becton, Dickinson and Co.	18,754	2,589,552
C.R. Bard Inc.	7,003	1,197,723
CareFusion Corp.[a]	32,342	1,917,881
Cooper Companies Inc. (The)	4,500	709,425
Edwards Lifesciences Corp.[a]	15,335	1,922,242
Intuitive Surgical Inc.[a]	3,316	1,639,696
Medtronic PLC	142,561	10,178,855

		20,155,374
HEALTH CARE PROVIDERS & SERVICES — 7.25%
AmerisourceBergen Corp.	32,886	3,125,814
Anthem Inc.	32,638	4,404,824
Cardinal Health Inc.	33,014	2,746,435
Cigna Corp.	27,258	2,911,972
DaVita HealthCare Partners Inc.[a]	17,778	1,334,417
HCA Holdings Inc.[a]	34,108	2,414,846
Humana Inc.	16,934	2,479,815
McKesson Corp.	26,195	5,570,367

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

January 31, 2015

Security	Shares	Value
UnitedHealth Group Inc.	120,504	$12,803,550
Universal Health Services Inc. Class B	8,418	863,098

		38,655,138
HOTELS, RESTAURANTS & LEISURE — 0.78%
Marriott International Inc./MD Class A	38,591	2,875,029
Royal Caribbean Cruises Ltd.	17,180	1,297,949

		4,172,978
HOUSEHOLD DURABLES — 0.11%
Leggett & Platt Inc.	13,458	573,715

		573,715
INDUSTRIAL CONGLOMERATES — 1.87%
3M Co.	52,305	8,489,102
Roper Industries Inc.	9,648	1,489,072

		9,978,174
INSURANCE — 1.07%
Allstate Corp. (The)	40,179	2,804,093
Marsh & McLennan Companies Inc.	44,233	2,378,408
WR Berkley Corp.	10,794	528,798

		5,711,299
INTERNET SOFTWARE & SERVICES — 3.78%
Facebook Inc. Class Aa	209,881	15,932,067
Yahoo! Inc.[a]	95,550	4,203,244

		20,135,311
IT SERVICES — 1.74%
Alliance Data Systems Corp.[a]	4,857	1,402,847
Automatic Data Processing Inc.	58,280	4,809,848
Fiserv Inc.[a]	26,828	1,945,835
FleetCor Technologies Inc.[a]	8,027	1,127,794

		9,286,324
LIFE SCIENCES TOOLS & SERVICES — 0.76%
Illumina Inc.[a]	18,551	3,620,970
Quintiles Transnational Holdings Inc.[a]	6,772	409,706

		4,030,676
MACHINERY — 0.14%
Wabtec Corp./DE	8,750	730,188

		730,188
MEDIA — 4.75%
DIRECTV[a]	45,365	3,868,727
DISH Network Corp. Class Aa	16,558	1,164,855
Time Warner Inc.	75,344	5,871,558
Walt Disney Co. (The)	158,849	14,448,905

		25,354,045

Security	Shares	Value
METALS & MINING — 0.48%
Alcoa Inc.	164,807	$2,579,230

		2,579,230
MULTI-UTILITIES — 0.87%
Integrys Energy Group Inc.	7,481	606,709
NiSource Inc.	37,306	1,613,857
Sempra Energy	21,592	2,416,577

		4,637,143
OIL, GAS & CONSUMABLE FUELS — 0.92%
Cheniere Energy Inc.[a]	23,223	1,657,658
Williams Companies Inc. (The)	74,661	3,274,631

		4,932,289
PHARMACEUTICALS — 9.47%
Actavis PLC[a]	30,088	8,019,656
Allergan Inc.	47,015	10,308,509
Eli Lilly and Co.	100,586	7,242,192
Jazz Pharmaceuticals PLC[a]	6,614	1,120,015
Johnson & Johnson	203,967	20,425,255
Mallinckrodt PLC[a]	21,351	2,262,992
Salix Pharmaceuticals Ltd.[a]	8,403	1,131,632

		50,510,251
PROFESSIONAL SERVICES — 0.15%
Robert Half International Inc.	13,678	794,145

		794,145
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.18%
American Tower Corp.	38,977	3,778,820
Digital Realty Trust Inc.	15,998	1,166,894
Equity Residential	36,120	2,803,273
Essex Property Trust Inc.	5,931	1,340,703
Federal Realty Investment Trust	6,836	982,812
Iron Mountain Inc.	20,781	827,915
UDR Inc.	22,397	744,924

		11,645,341
ROAD & RAIL — 3.70%
CSX Corp.	112,260	3,738,258
Union Pacific Corp.	136,577	16,008,190

		19,746,448
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.45%
Avago Technologies Ltd.	37,273	3,834,646
Broadcom Corp. Class A	66,580	2,825,322
Intel Corp.	635,667	21,002,438
Lam Research Corp.	18,319	1,400,304

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

January 31, 2015

Security	Shares	Value
Micron Technology Inc.[a]	106,694	$3,122,400
Skyworks Solutions Inc.	26,653	2,213,532

		34,398,642
SOFTWARE — 5.62%
Adobe Systems Inc.[a]	37,290	2,615,148
Electronic Arts Inc.[a]	34,554	1,895,632
Intuit Inc.	24,553	2,131,692
Microsoft Corp.	537,025	21,695,810
ServiceNow Inc.[a]	12,922	942,014
Workday Inc. Class Aa	8,783	697,897

		29,978,193
SPECIALTY RETAIL — 4.19%
Advance Auto Parts Inc.	6,860	1,090,740
AutoZone Inc.[a]	2,330	1,390,917
Foot Locker Inc.	17,189	914,799
Home Depot Inc. (The)	134,284	14,021,935
L Brands Inc.	22,063	1,867,192
O’Reilly Automotive Inc.[a]	10,572	1,980,770
Signet Jewelers Ltd.	8,805	1,066,373

		22,332,726
TEXTILES, APPAREL & LUXURY GOODS — 1.74%
Hanesbrands Inc.	12,672	1,411,407
Nike Inc. Class B	71,578	6,603,071
Under Armour Inc. Class Aa	17,380	1,252,750

		9,267,228
TOBACCO — 2.63%
Altria Group Inc.	264,585	14,049,463

		14,049,463
TRADING COMPANIES & DISTRIBUTORS — 0.12%
United Rentals Inc.[a]	7,765	643,330

		643,330
WATER UTILITIES — 0.23%
American Water Works Co. Inc.	21,939	1,231,655

		1,231,655
WIRELESS TELECOMMUNICATION SERVICES — 0.35%
SBA Communications Corp. Class Aa	15,807	1,844,677

		1,844,677

TOTAL COMMON STOCKS
(Cost: $506,146,659)		532,947,845

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	293,619	$293,619

		293,619

TOTAL SHORT-TERM INVESTMENTS
Cost: $293,619)		293,619

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $506,440,278)		533,241,464
Other Assets, Less Liabilities — 0.02%		123,077

NET ASSETS — 100.00%		$533,364,541

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI USA QUALITY FACTOR ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 5.58%
Boeing Co. (The)	150,840	$21,927,611
Honeywell International Inc.	140,012	13,687,573
Lockheed Martin Corp.	71,280	13,427,014
Raytheon Co.	57,170	5,719,858
Rockwell Collins Inc.	27,891	2,388,027

		57,150,083
AIR FREIGHT & LOGISTICS — 0.41%
C.H. Robinson Worldwide Inc.	34,571	2,462,147
Expeditors International of Washington Inc.	39,577	1,728,723

		4,190,870
AIRLINES — 0.19%
Delta Air Lines Inc.	40,629	1,922,158

		1,922,158
AUTO COMPONENTS — 0.59%
Delphi Automotive PLC	88,084	6,054,013

		6,054,013
BEVERAGES — 1.15%
Brown-Forman Corp. Class B NVS	28,577	2,539,638
Coca-Cola Enterprises Inc.	45,221	1,903,804
Dr Pepper Snapple Group Inc.	39,616	3,061,129
Monster Beverage Corp.[a]	36,516	4,270,546

		11,775,117
BIOTECHNOLOGY — 8.42%
Biogen Idec Inc.[a]	51,242	19,941,337
Celgene Corp.[a,b]	182,567	21,754,684
Gilead Sciences Inc.[a]	425,126	44,565,958

		86,261,979
CAPITAL MARKETS — 1.08%
Eaton Vance Corp. NVS	24,839	999,770
Franklin Resources Inc.	80,458	4,146,001
SEI Investments Co.	32,192	1,293,152
T. Rowe Price Group Inc.	58,176	4,579,615

		11,018,538
CHEMICALS — 2.59%
Albemarle Corp.	22,432	1,082,568
CF Industries Holdings Inc.	9,677	2,955,162
Eastman Chemical Co.	27,496	1,949,192
International Flavors & Fragrances Inc.	15,772	1,673,567

Security	Shares	Value
LyondellBasell Industries NV Class A	119,815	$9,476,168
Sherwin-Williams Co. (The)	22,759	6,173,834
Sigma-Aldrich Corp.	23,417	3,220,306

		26,530,797
COMMUNICATIONS EQUIPMENT — 2.43%
F5 Networks Inc.[a]	15,489	1,728,882
Harris Corp.	21,374	1,434,837
QUALCOMM Inc.	347,332	21,694,357

		24,858,076
COMPUTERS & PERIPHERALS — 5.58%
Apple Inc.	458,370	53,702,629
Seagate Technology PLC	61,704	3,482,574

		57,185,203
DISTRIBUTORS — 0.28%
Genuine Parts Co.	30,768	2,859,578

		2,859,578
DIVERSIFIED CONSUMER SERVICES — 0.22%
H&R Block Inc.	66,404	2,276,329

		2,276,329
DIVERSIFIED FINANCIAL SERVICES — 0.69%
McGraw Hill Financial Inc.	79,336	7,095,812

		7,095,812
ELECTRICAL EQUIPMENT — 0.32%
Rockwell Automation Inc.	29,822	3,248,212

		3,248,212
ENERGY EQUIPMENT & SERVICES — 0.41%
Core Laboratories NV	99	9,182
FMC Technologies Inc.[a]	48,131	1,803,950
Helmerich & Payne Inc.	20,080	1,195,965
Oceaneering International Inc.	22,407	1,173,230

		4,182,327
FOOD PRODUCTS — 2.32%
Campbell Soup Co.	40,902	1,870,857
Hershey Co. (The)	40,889	4,179,265
Hormel Foods Corp.	28,894	1,479,951
Kellogg Co.	57,398	3,764,161
Keurig Green Mountain Inc.	23,696	2,904,182
Kraft Foods Group Inc.	122,854	8,027,280
McCormick & Co. Inc. NVS	22,077	1,576,077

		23,801,773
HEALTH CARE EQUIPMENT & SUPPLIES — 1.28%
C.R. Bard Inc.	19,384	3,315,246

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA QUALITY FACTOR ETF

January 31, 2015

Security	Shares	Value
Edwards Lifesciences Corp.[a]	19,655	$2,463,754
Intuitive Surgical Inc.[a,b]	7,001	3,461,855
ResMed Inc.[b]	29,054	1,815,003
Varian Medical Systems Inc.[a]	22,400	2,073,344

		13,129,202
HEALTH CARE PROVIDERS & SERVICES — 0.22%
Henry Schein Inc.[a,b]	16,375	2,260,896

		2,260,896
HOTELS, RESTAURANTS & LEISURE — 4.92%
Chipotle Mexican Grill Inc.[a]	6,675	4,738,182
McDonald’s Corp.	219,338	20,275,605
Starbucks Corp.	196,680	17,215,400
Yum! Brands Inc.	112,545	8,134,753

		50,363,940
HOUSEHOLD DURABLES — 0.12%
Garmin Ltd.	24,154	1,264,703

		1,264,703
HOUSEHOLD PRODUCTS — 2.42%
Church & Dwight Co. Inc.	26,073	2,109,827
Colgate-Palmolive Co.	189,867	12,819,820
Kimberly-Clark Corp.	91,414	9,869,055

		24,798,702
INDUSTRIAL CONGLOMERATES — 2.17%
3M Co.	137,108	22,252,628

		22,252,628
INSURANCE — 0.26%
Progressive Corp. (The)	103,187	2,677,703

		2,677,703
INTERNET & CATALOG RETAIL — 1.28%
Priceline Group Inc. (The)[a]	11,470	11,578,736
TripAdvisor Inc.[a]	22,398	1,500,890

		13,079,626
INTERNET SOFTWARE & SERVICES — 4.91%
Google Inc. Class Aa	46,601	25,050,368
Google Inc. Class Ca	47,277	25,270,502

		50,320,870
IT SERVICES — 11.89%
Accenture PLC Class A	203,033	17,060,863
Automatic Data Processing Inc.	100,499	8,294,183
International Business Machines Corp.	229,191	35,137,272
MasterCard Inc. Class A	324,646	26,630,711
Paychex Inc.	88,835	4,020,672

Security	Shares	Value
Teradata Corp.[a,b]	31,221	$1,391,208
Visa Inc. Class A	114,515	29,191,019

		121,725,928
LEISURE EQUIPMENT & PRODUCTS — 0.46%
Mattel Inc.	72,672	1,954,877
Polaris Industries Inc.	18,721	2,706,869

		4,661,746
LIFE SCIENCES TOOLS & SERVICES — 0.39%
Mettler-Toledo International Inc.[a]	7,091	2,155,309
Waters Corp.[a]	15,490	1,844,085

		3,999,394
MACHINERY — 0.80%
Cummins Inc.	33,055	4,609,850
Flowserve Corp.	27,557	1,501,581
Pall Corp.	21,003	2,032,250

		8,143,681
MEDIA — 0.61%
Scripps Networks Interactive Inc. Class A	16,407	1,166,373
Viacom Inc. Class B NVS	78,078	5,029,785

		6,196,158
MULTILINE RETAIL — 0.73%
Dollar Tree Inc.[a]	52,843	3,757,138
Family Dollar Stores Inc.	21,391	1,627,855
Nordstrom Inc.	27,496	2,095,195

		7,480,188
OIL, GAS & CONSUMABLE FUELS — 4.66%
Exxon Mobil Corp.	546,366	47,763,316

		47,763,316
PERSONAL PRODUCTS — 0.38%
Estee Lauder Companies Inc. (The) Class A	55,045	3,885,627

		3,885,627
PHARMACEUTICALS — 7.26%
Allergan Inc.	57,387	12,582,674
Eli Lilly and Co.	198,038	14,258,736
Johnson & Johnson	474,128	47,479,178

		74,320,588
PROFESSIONAL SERVICES — 0.38%
Robert Half International Inc.	31,933	1,854,030
Verisk Analytics Inc. Class Aa,b	30,907	1,988,865

		3,842,895

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA QUALITY FACTOR ETF

January 31, 2015

Security	Shares	Value
ROAD & RAIL — 2.18%
J.B. Hunt Transport Services Inc.	20,813	$1,656,923
Union Pacific Corp.	176,283	20,662,130

		22,319,053
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.57%
Linear Technology Corp.	61,885	2,781,112
Skyworks Solutions Inc.	36,464	3,028,335

		5,809,447
SOFTWARE — 7.56%
Intuit Inc.	63,575	5,519,582
Microsoft Corp.	1,042,506	42,117,242
Oracle Corp.	710,781	29,774,616

		77,411,440
SPECIALTY RETAIL — 7.91%
Advance Auto Parts Inc.	14,158	2,251,122
Bed Bath & Beyond Inc.[a]	50,875	3,803,924
Dick’s Sporting Goods Inc.	20,333	1,050,199
Foot Locker Inc.	28,109	1,495,961
GameStop Corp. Class Ab	24,010	846,352
Gap Inc. (The)	63,201	2,603,249
Home Depot Inc. (The)	361,430	37,740,521
O’Reilly Automotive Inc.[a,b]	23,871	4,472,471
PetSmart Inc.	23,525	1,922,110
Ross Stores Inc.	60,642	5,561,478
TJX Companies Inc. (The)	214,349	14,134,173
Tractor Supply Co.	32,802	2,662,538
Ulta Salon, Cosmetics & Fragrance Inc.[a,b]	12,842	1,694,373
Urban Outfitters Inc.[a]	22,103	770,511

		81,008,982
TEXTILES, APPAREL & LUXURY GOODS — 3.22%
Coach Inc.	68,935	2,563,693
Fossil Group Inc.[a]	11,281	1,103,282
Lululemon Athletica Inc.[a,b]	23,104	1,530,409
Michael Kors Holdings Ltd.[a]	54,682	3,870,939
Nike Inc. Class B	158,080	14,582,880
Ralph Lauren Corp.	12,430	2,074,443
Under Armour Inc. Class Aa	31,440	2,266,195
VF Corp.	72,272	5,013,508

		33,005,349
TOBACCO — 0.46%
Reynolds American Inc.	68,919	4,683,046

		4,683,046

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.59%
Fastenal Co.[b]	64,687	$2,872,103
W.W. Grainger Inc.	13,369	3,152,945

		6,025,048

TOTAL COMMON STOCKS
(Cost: $970,703,914)		1,022,841,021

SHORT-TERM INVESTMENTS — 0.89%

MONEY MARKET FUNDS — 0.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	7,770,818	7,770,818
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	467,453	467,453
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	838,409	838,409

		9,076,680

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,076,680)		9,076,680

TOTAL INVESTMENTS IN SECURITIES — 100.78%
(Cost: $979,780,594)		1,031,917,701
Other Assets, Less Liabilities — (0.78)%		(7,998,753)

NET ASSETS — 100.00%		$1,023,918,948

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 2.71%
B/E Aerospace Inc.[a]	3,756	$219,087
Boeing Co. (The)	3,200	465,184
General Dynamics Corp.	3,424	456,111
Honeywell International Inc.	5,694	556,645
L-3 Communications Holdings Inc.	4,879	600,703
Lockheed Martin Corp.	3,420	644,225
Northrop Grumman Corp.	3,808	597,666
Precision Castparts Corp.	1,821	364,382
Raytheon Co.	5,174	517,659
Rockwell Collins Inc.	6,987	598,227
Textron Inc.	4,403	187,392
TransDigm Group Inc.	1,996	410,238
United Technologies Corp. Class B	5,027	576,999

		6,194,518
AIR FREIGHT & LOGISTICS — 0.85%
C.H. Robinson Worldwide Inc.	4,920	350,402
Expeditors International of Washington Inc.	8,690	379,579
FedEx Corp.	2,369	400,622
United Parcel Service Inc.	8,133	803,866

		1,934,469
AIRLINES — 0.28%
American Airlines Group Inc.	1,321	64,835
Delta Air Lines Inc.	2,643	125,040
Southwest Airlines Co.	7,594	343,097
United Continental Holdings Inc.[a]	1,496	103,777

		636,749
AUTO COMPONENTS — 0.44%
Autoliv Inc.	2,583	273,953
BorgWarner Inc.	4,230	228,462
Delphi Automotive PLC	2,126	146,120
Johnson Controls Inc.	4,173	193,919
TRW Automotive Holdings Corp.[a]	1,504	155,168

		997,622
AUTOMOBILES — 0.32%
Ford Motor Co.	14,915	219,399
General Motors Co.	6,242	203,614
Harley-Davidson Inc.	4,097	252,785
Tesla Motors Inc.[a,b]	243	49,475

		725,273

Security	Shares	Value
BEVERAGES — 1.81%
Brown-Forman Corp. Class B NVS	6,303	$560,148
Coca-Cola Co. (The)	17,206	708,371
Coca-Cola Enterprises Inc.	10,870	457,627
Constellation Brands Inc.[a]	1,096	121,053
Dr Pepper Snapple Group Inc.	8,944	691,103
Molson Coors Brewing Co. Class B NVS	5,103	387,471
Monster Beverage Corp.[a]	994	116,248
PepsiCo Inc.	11,662	1,093,662

		4,135,683
BIOTECHNOLOGY — 0.77%
Alexion Pharmaceuticals Inc.[a]	751	137,613
Amgen Inc.	2,375	361,618
Biogen Idec Inc.[a]	771	300,042
BioMarin Pharmaceutical Inc.[a]	1,552	150,792
Celgene Corp.[a]	2,154	256,671
Gilead Sciences Inc.[a]	1,926	201,903
Incyte Corp.[a]	853	67,993
Medivation Inc.[a]	788	85,750
Pharmacyclics Inc.[a,b]	367	61,931
Regeneron Pharmaceuticals Inc.[a]	231	96,248
Vertex Pharmaceuticals Inc.[a]	336	37,007

		1,757,568
BUILDING PRODUCTS — 0.06%
Masco Corp.	5,762	143,128

		143,128
CAPITAL MARKETS — 2.09%
Affiliated Managers Group Inc.[a]	1,408	289,372
Ameriprise Financial Inc.	2,495	311,725
Bank of New York Mellon Corp. (The)	8,248	296,928
BlackRock Inc.[c]	1,052	358,217
Charles Schwab Corp. (The)	7,227	187,757
Eaton Vance Corp. NVS	5,674	228,378
Franklin Resources Inc.	5,343	275,325
Goldman Sachs Group Inc. (The)	1,348	232,409
Invesco Ltd.	6,947	255,163
Legg Mason Inc.	4,480	248,371
Morgan Stanley	4,104	138,756
Northern Trust Corp.	6,453	421,897
Raymond James Financial Inc.	5,219	274,624
SEI Investments Co.	9,058	363,860
State Street Corp.	3,863	276,243
T. Rowe Price Group Inc.	4,562	359,121

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2015

Security	Shares	Value
TD Ameritrade Holding Corp.	8,035	$260,254

		4,778,400
CHEMICALS — 3.33%
Air Products and Chemicals Inc.	3,377	491,725
Airgas Inc.	4,296	483,901
Albemarle Corp.	5,168	249,408
Ashland Inc.	2,566	304,122
Celanese Corp. Series A	3,746	201,385
CF Industries Holdings Inc.	753	229,951
Dow Chemical Co. (The)	5,146	232,393
E.I. du Pont de Nemours and Co.	6,751	480,739
Eastman Chemical Co.	2,673	189,489
Ecolab Inc.	6,475	671,911
FMC Corp.	6,161	354,258
International Flavors & Fragrances Inc.	6,324	671,040
LyondellBasell Industries NV Class A	2,609	206,346
Monsanto Co.	3,858	455,167
Mosaic Co. (The)	4,718	229,719
PPG Industries Inc.	1,950	434,616
Praxair Inc.	6,752	814,224
Sherwin-Williams Co. (The)	1,794	486,658
Sigma-Aldrich Corp.	2,089	287,279
Westlake Chemical Corp.	2,294	131,469

		7,605,800
COMMERCIAL BANKS — 2.25%
Bank of America Corp.	9,621	145,758
BB&T Corp.	10,972	387,202
CIT Group Inc.	6,013	263,490
Citigroup Inc.	3,273	153,667
Comerica Inc.	5,625	233,437
Fifth Third Bancorp	18,276	316,175
First Republic Bank	7,202	366,726
Huntington Bancshares Inc.	32,283	323,476
JPMorgan Chase & Co.	4,497	244,547
KeyCorp	25,941	336,974
M&T Bank Corp.	4,578	518,046
PNC Financial Services Group Inc. (The)[c]	4,768	403,087
Regions Financial Corp.	19,739	171,729
SunTrust Banks Inc.	5,744	220,684
U.S. Bancorp	13,692	573,832
Wells Fargo & Co.	9,286	482,129

		5,140,959

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 1.54%
ADT Corp. (The)[b]	5,122	$176,197
Cintas Corp.	6,798	535,002
Republic Services Inc.	15,720	623,769
Stericycle Inc.[a,b]	6,310	828,440
Tyco International PLC	11,428	466,377
Waste Management Inc.	17,353	892,465

		3,522,250
COMMUNICATIONS EQUIPMENT — 0.84%
Cisco Systems Inc.	11,595	305,702
F5 Networks Inc.[a]	1,015	113,294
Harris Corp.	4,978	334,173
Juniper Networks Inc.	6,350	144,336
Motorola Solutions Inc.	8,295	517,691
Palo Alto Networks Inc.[a,b]	1,256	158,746
QUALCOMM Inc.	5,486	342,656

		1,916,598
COMPUTERS & PERIPHERALS — 0.52%
Apple Inc.	1,972	231,039
EMC Corp.	11,358	294,513
Hewlett-Packard Co.	4,378	158,177
NetApp Inc.	4,507	170,365
SanDisk Corp.	1,448	109,918
Seagate Technology PLC	1,720	97,077
Western Digital Corp.	1,331	129,413

		1,190,502
CONSTRUCTION & ENGINEERING — 0.35%
Chicago Bridge & Iron Co. NV	3,358	115,885
Fluor Corp.	3,780	202,570
Jacobs Engineering Group Inc.[a]	5,821	221,780
Quanta Services Inc.[a]	9,747	258,100

		798,335
CONSTRUCTION MATERIALS — 0.17%
Martin Marietta Materials Inc.	1,992	214,618
Vulcan Materials Co.	2,589	182,551

		397,169
CONSUMER FINANCE — 0.82%
Ally Financial Inc.[a]	14,604	273,241
American Express Co.	4,949	399,335
Capital One Financial Corp.	3,533	258,651
Discover Financial Services	6,182	336,177
Navient Corp.	15,341	302,831
Synchrony Financial[a]	9,672	298,478

		1,868,713

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2015

Security	Shares	Value
CONTAINERS & PACKAGING — 1.10%
Avery Dennison Corp.	7,461	$389,986
Ball Corp.	9,174	580,989
Crown Holdings Inc.[a]	10,479	464,325
MeadWestvaco Corp.	8,419	423,307
Owens-Illinois Inc.[a]	8,226	192,077
Rock-Tenn Co. Class A	3,863	250,709
Sealed Air Corp.	5,209	210,965

		2,512,358
DISTRIBUTORS — 0.31%
Genuine Parts Co.	5,458	507,267
LKQ Corp.[a]	7,946	205,086

		712,353
DIVERSIFIED CONSUMER SERVICES — 0.13%
H&R Block Inc.	8,467	290,249

		290,249
DIVERSIFIED FINANCIAL SERVICES — 1.29%
Berkshire Hathaway Inc. Class Ba	6,588	948,079
CME Group Inc./IL	4,111	350,668
Intercontinental Exchange Inc.	1,444	297,074
Leucadia National Corp.	10,204	231,325
McGraw Hill Financial Inc.	2,830	253,115
Moody’s Corp.	1,962	179,189
NASDAQ OMX Group Inc. (The)	8,726	397,906
Voya Financial Inc.	7,195	280,677

		2,938,033
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.89%
AT&T Inc.	19,501	641,973
CenturyLink Inc.	8,904	330,962
Frontier Communications Corp.	21,805	146,420
Level 3 Communications Inc.[a]	2,286	113,706
Verizon Communications Inc.	13,095	598,572
Windstream Holdings Inc.	25,946	206,271

		2,037,904
ELECTRIC UTILITIES — 4.55%
American Electric Power Co. Inc.	12,531	787,072
Duke Energy Corp.	11,723	1,021,542
Edison International	10,326	703,717
Entergy Corp.	7,651	669,539
Exelon Corp.	11,594	417,848
FirstEnergy Corp.	11,963	482,468
NextEra Energy Inc.	7,326	800,292
Northeast Utilities	15,984	888,391
OGE Energy Corp.	16,204	570,057

Security	Shares	Value
Pepco Holdings Inc.	16,126	$442,658
Pinnacle West Capital Corp.	11,016	773,103
PPL Corp.	22,800	809,400
Southern Co. (The)	19,820	1,005,270
Xcel Energy Inc.	27,400	1,028,322

		10,399,679
ELECTRICAL EQUIPMENT — 0.70%
AMETEK Inc.	8,128	389,331
Eaton Corp. PLC	3,711	234,127
Emerson Electric Co.	7,310	416,231
Rockwell Automation Inc.	2,631	286,569
Sensata Technologies Holding NVa,b	5,643	278,313

		1,604,571
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.85%
Amphenol Corp. Class A	5,843	313,827
Arrow Electronics Inc.[a]	3,790	208,602
Avnet Inc.	5,693	236,943
Corning Inc.	10,395	247,089
Flextronics International Ltd.[a]	20,714	230,340
FLIR Systems Inc.	7,485	226,047
TE Connectivity Ltd.	5,282	350,672
Trimble Navigation Ltd.[a]	5,760	137,318

		1,950,838
ENERGY EQUIPMENT & SERVICES — 1.00%
Baker Hughes Inc.	3,408	197,630
Cameron International Corp.[a]	3,247	145,401
Core Laboratories NV	1,574	145,988
Diamond Offshore Drilling Inc.[b]	7,276	229,412
Ensco PLC Class A	2,990	83,840
FMC Technologies Inc.[a]	4,149	155,504
Halliburton Co.	3,539	141,525
Helmerich & Payne Inc.	2,426	144,492
Nabors Industries Ltd.	6,278	72,260
National Oilwell Varco Inc.	3,897	212,114
Nobel Corp. PLC	8,448	137,027
Oceaneering International Inc.	3,926	205,565
Schlumberger Ltd.	2,979	245,440
Superior Energy Services Inc.	5,331	106,620
Weatherford International Ltd.[a,b]	7,010	72,413

		2,295,231
FOOD & STAPLES RETAILING — 1.83%
Costco Wholesale Corp.	4,959	709,087
CVS Health Corp.	7,898	775,268

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2015

Security	Shares	Value
Kroger Co. (The)	8,897	$614,338
Sysco Corp.	20,593	806,628
Wal-Mart Stores Inc.	9,111	774,253
Walgreens Boots Alliance Inc.	3,892	287,035
Whole Foods Market Inc.	4,056	211,297

		4,177,906
FOOD PRODUCTS — 3.58%
Archer-Daniels-Midland Co.	7,034	327,995
Bunge Ltd.	5,670	507,635
Campbell Soup Co.	11,963	547,188
ConAgra Foods Inc.	16,508	584,879
General Mills Inc.	19,501	1,023,413
Hershey Co. (The)	9,082	928,271
Hormel Foods Corp.	10,912	558,913
J.M. Smucker Co. (The)	6,948	716,686
Kellogg Co.	14,199	931,170
Keurig Green Mountain Inc.	235	28,802
Kraft Foods Group Inc.	4,030	263,320
McCormick & Co. Inc. NVS	9,903	706,975
Mead Johnson Nutrition Co. Class A	3,123	307,584
Mondelez International Inc. Class A	15,043	530,115
Tyson Foods Inc. Class A	5,837	227,877

		8,190,823
HEALTH CARE EQUIPMENT & SUPPLIES — 3.04%
Abbott Laboratories	12,858	575,524
Baxter International Inc.	6,546	460,249
Becton, Dickinson and Co.	5,704	787,608
Boston Scientific Corp.[a]	16,196	239,863
C.R. Bard Inc.	3,078	526,430
CareFusion Corp.[a]	5,231	310,198
Cooper Companies Inc. (The)	1,906	300,481
DENTSPLY International Inc.	10,318	516,158
Edwards Lifesciences Corp.[a]	1,112	139,389
Hologic Inc.[a]	8,748	265,633
Intuitive Surgical Inc.[a]	295	145,872
Medtronic PLC	11,589	827,455
ResMed Inc.	4,716	294,609
St. Jude Medical Inc.	3,924	258,474
Stryker Corp.	5,810	529,000
Varian Medical Systems Inc.[a]	4,313	399,211
Zimmer Holdings Inc.	3,358	376,432

		6,952,586
HEALTH CARE PROVIDERS & SERVICES — 3.32%
Aetna Inc.	3,628	333,123
AmerisourceBergen Corp.	6,525	620,201

Security	Shares	Value
Anthem Inc.	2,258	$304,740
Cardinal Health Inc.	6,209	516,527
Cigna Corp.	3,559	380,208
DaVita HealthCare Partners Inc.[a]	5,981	448,934
Express Scripts Holding Co.[a]	4,103	331,153
HCA Holdings Inc.[a]	3,037	215,020
Henry Schein Inc.[a]	5,303	732,185
Humana Inc.	1,584	231,961
Laboratory Corp. of America Holdings[a]	5,094	584,689
McKesson Corp.	2,608	554,591
Omnicare Inc.	5,737	430,160
Patterson Companies Inc.	14,029	702,713
Quest Diagnostics Inc.	7,115	505,663
UnitedHealth Group Inc.	4,051	430,419
Universal Health Services Inc. Class B	2,487	254,992

		7,577,279
HEALTH CARE TECHNOLOGY — 0.13%
Cerner Corp.[a]	4,358	289,153

		289,153
HOTELS, RESTAURANTS & LEISURE — 2.01%
Carnival Corp.	7,175	315,413
Chipotle Mexican Grill Inc.[a]	270	191,657
Darden Restaurants Inc.	6,378	391,482
Hilton Worldwide Holdings Inc.[a]	5,919	153,716
Las Vegas Sands Corp.	3,125	169,906
Marriott International Inc./MD Class A	4,525	337,113
McDonald’s Corp.	11,423	1,055,942
MGM Resorts International[a]	6,271	122,159
Norwegian Cruise Line Holdings Ltd.[a,b]	3,668	160,512
Royal Caribbean Cruises Ltd.	2,147	162,206
Starbucks Corp.	4,685	410,078
Starwood Hotels & Resorts Worldwide Inc.	3,410	245,418
Wyndham Worldwide Corp.	4,334	363,146
Wynn Resorts Ltd.	1,018	150,613
Yum! Brands Inc.	5,105	368,989

		4,598,350
HOUSEHOLD DURABLES — 1.02%
D.R. Horton Inc.	5,046	123,728
Garmin Ltd.	4,776	250,071
Jarden Corp.[a]	6,921	332,346

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2015

Security	Shares	Value
Leggett & Platt Inc.	8,888	$378,896
Lennar Corp. Class A	3,248	145,868
Mohawk Industries Inc.[a]	1,448	238,978
Newell Rubbermaid Inc.	10,975	404,648
PulteGroup Inc.	4,624	95,208
Toll Brothers Inc.[a,b]	5,292	183,209
Whirlpool Corp.	872	173,598

		2,326,550
HOUSEHOLD PRODUCTS — 2.18%
Church & Dwight Co. Inc.	11,114	899,345
Clorox Co. (The)	10,830	1,155,669
Colgate-Palmolive Co.	14,959	1,010,032
Energizer Holdings Inc.	2,376	304,152
Kimberly-Clark Corp.	7,153	772,238
Procter & Gamble Co. (The)	10,066	848,463

		4,989,899
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.33%
AES Corp. (The)	22,811	278,750
Calpine Corp.[a]	14,522	303,219
NRG Energy Inc.	6,810	167,935

		749,904
INDUSTRIAL CONGLOMERATES — 1.06%
3M Co.	4,454	722,884
Danaher Corp.	7,487	616,779
General Electric Co.	18,976	453,337
Roper Industries Inc.	4,114	634,955

		2,427,955
INSURANCE — 7.22%
ACE Ltd.	6,145	663,414
Aflac Inc.	6,072	346,590
Alleghany Corp.[a]	1,599	706,902
Allstate Corp. (The)	9,968	695,667
American International Group Inc.	4,426	216,299
Aon PLC	5,253	473,033
Arch Capital Group Ltd.[a]	19,936	1,155,690
Assurant Inc.	5,732	364,039
Axis Capital Holdings Ltd.	14,269	726,292
Chubb Corp. (The)	9,181	898,820
Cincinnati Financial Corp.	14,119	713,151
Everest Re Group Ltd.	4,141	709,684
FNF Group	13,585	476,833
Genworth Financial Inc. Class Aa	7,046	49,181
Hartford Financial Services Group Inc. (The)	5,018	195,200

Security	Shares	Value
Lincoln National Corp.	3,009	$150,390
Loews Corp.	18,511	708,231
Marsh & McLennan Companies Inc.	13,697	736,488
MetLife Inc.	3,956	183,954
PartnerRe Ltd.	7,055	807,092
Principal Financial Group Inc.	5,602	262,902
Progressive Corp. (The)	19,816	514,225
Prudential Financial Inc.	2,401	182,188
RenaissanceRe Holdings Ltd.	9,803	937,461
Torchmark Corp.	15,357	768,925
Travelers Companies Inc. (The)	6,876	706,990
Unum Group	10,544	327,497
Willis Group Holdings PLC	14,072	609,317
WR Berkley Corp.	15,776	772,866
XL Group PLC	12,822	442,231

		16,501,552
INTERNET & CATALOG RETAIL — 0.46%
Amazon.com Inc.[a]	627	222,290
Expedia Inc.	1,309	112,483
Liberty Interactive Corp. Series Aa	13,081	357,896
Netflix Inc.[a]	95	41,971
Priceline Group Inc. (The)[a]	165	166,564
TripAdvisor Inc.[a]	2,205	147,757

		1,048,961
INTERNET SOFTWARE & SERVICES — 0.83%
Akamai Technologies Inc.[a]	1,915	111,367
eBay Inc.[a]	4,757	252,121
Equinix Inc.	997	216,209
Facebook Inc. Class Aa	1,837	139,447
Google Inc. Class Aa	589	316,617
Google Inc. Class Ca	254	135,768
LinkedIn Corp. Class Aa	446	100,234
Rackspace Hosting Inc.[a]	1,732	77,871
Twitter Inc.[a]	3,403	127,714
VeriSign Inc.[a,b]	4,254	231,758
Yahoo! Inc.[a]	4,492	197,603

		1,906,709
IT SERVICES — 2.81%
Accenture PLC Class A	4,860	408,386
Alliance Data Systems Corp.[a]	1,733	500,543
Automatic Data Processing Inc.	8,737	721,065
Cognizant Technology Solutions Corp. Class Aa	4,403	238,334
Computer Sciences Corp.	2,702	163,957

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2015

Security	Shares	Value
Fidelity National Information Services Inc.	8,151	$508,867
Fiserv Inc.[a]	8,433	611,646
FleetCor Technologies Inc.[a]	1,819	255,570
International Business Machines Corp.	3,038	465,756
MasterCard Inc. Class A	3,722	305,316
Paychex Inc.	13,993	633,323
Teradata Corp.[a,b]	3,338	148,741
Total System Services Inc.	13,290	470,067
Vantiv Inc. Class Aa,b	4,367	150,181
Visa Inc. Class A	1,518	386,953
Western Union Co.[b]	10,709	182,053
Xerox Corp.	20,137	265,204

		6,415,962
LEISURE EQUIPMENT & PRODUCTS — 0.40%
Hasbro Inc.	6,745	370,436
Mattel Inc.	12,167	327,292
Polaris Industries Inc.	1,559	225,416

		923,144
LIFE SCIENCES TOOLS & SERVICES — 0.79%
Agilent Technologies Inc.	7,164	270,584
Illumina Inc.[a]	542	105,793
Mettler-Toledo International Inc.[a]	1,374	417,627
Quintiles Transnational Holdings Inc.[a]	1,838	111,199
Thermo Fisher Scientific Inc.	4,181	523,503
Waters Corp.[a]	3,210	382,151

		1,810,857
MACHINERY — 2.33%
AGCO Corp.	4,894	212,106
Caterpillar Inc.	3,135	250,706
Cummins Inc.	1,463	204,030
Deere & Co.	5,892	501,939
Dover Corp.	4,663	326,596
Flowserve Corp.	4,240	231,038
Illinois Tool Works Inc.	5,573	518,791
Ingersoll-Rand PLC	4,787	317,857
Joy Global Inc.	2,891	121,249
PACCAR Inc.	4,212	253,183
Pall Corp.	4,475	433,001
Parker-Hannifin Corp.	2,249	261,918
Pentair PLC	3,286	203,108
Snap-on Inc.	3,012	399,722
SPX Corp.	2,624	219,288
Stanley Black & Decker Inc.	3,134	293,499

Security	Shares	Value
Wabtec Corp./DE	4,093	$341,561
Xylem Inc.	7,056	240,610

		5,330,202
MEDIA — 3.51%
Cablevision NY Group Class A	8,513	161,066
CBS Corp. Class B NVS	5,400	295,974
Charter Communications Inc. Class Aa	1,827	276,087
Comcast Corp. Class A	8,051	427,870
Comcast Corp. Class A Special NVS[b]	8,841	467,689
DIRECTV[a]	4,672	398,428
Discovery Communications Inc. Series Aa	8,954	259,532
Discovery Communications Inc. Series C NVS[a]	8,738	243,615
DISH Network Corp. Class Aa	4,666	328,253
Interpublic Group of Companies Inc. (The)	12,365	246,558
Liberty Global PLC Series Aa	8,668	404,969
Liberty Global PLC Series C NVS[a]	8,747	398,776
Liberty Media Corp. Class Aa	12,144	413,503
Liberty Media Corp. Class Ca	4,268	145,624
News Corp. Class A NVS[a]	10,137	150,940
Omnicom Group Inc.	6,211	452,161
Scripps Networks Interactive Inc. Class A	5,313	377,701
Sirius XM Holdings Inc.[a]	65,778	233,512
Time Warner Cable Inc.	2,573	350,263
Time Warner Inc.	4,187	326,293
Twenty-First Century Fox Inc. Class A	11,446	379,549
Twenty-First Century Fox Inc. Class B	12,582	400,737
Viacom Inc. Class B NVS	6,528	420,534
Walt Disney Co. (The)	4,978	452,799

		8,012,433
METALS & MINING — 0.31%
Alcoa Inc.	13,738	215,000
Newmont Mining Corp.	9,070	228,110
Nucor Corp.	5,972	260,678

		703,788
MULTI-UTILITIES — 5.06%
Alliant Energy Corp.	13,931	955,806
Ameren Corp.	14,515	657,239

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2015

Security	Shares	Value
CenterPoint Energy Inc.	27,345	$631,396
CMS Energy Corp.	21,920	827,042
Consolidated Edison Inc.	14,499	1,004,491
Dominion Resources Inc.	10,575	813,112
DTE Energy Co.	9,460	848,184
Integrys Energy Group Inc.	6,484	525,852
MDU Resources Group Inc.	18,087	408,947
NiSource Inc.	15,972	690,949
PG&E Corp.	13,352	785,231
Public Service Enterprise Group Inc.	14,916	636,615
SCANA Corp.	15,028	958,335
Sempra Energy	7,662	857,531
Wisconsin Energy Corp.	17,307	965,211

		11,565,941
MULTILINE RETAIL — 1.19%
Dollar General Corp.[a]	5,872	393,776
Dollar Tree Inc.[a]	5,772	410,389
Family Dollar Stores Inc.	3,076	234,084
Kohl’s Corp.	5,179	309,290
Macy’s Inc.	5,057	323,041
Nordstrom Inc.	5,515	420,243
Target Corp.	8,584	631,868

		2,722,691
OIL, GAS & CONSUMABLE FUELS — 3.71%
Anadarko Petroleum Corp.	2,351	192,194
Apache Corp.	3,107	194,405
Cabot Oil & Gas Corp.	5,032	133,348
Cheniere Energy Inc.[a]	1,222	87,226
Chesapeake Energy Corp.	5,144	98,662
Chevron Corp.	4,422	453,388
Cimarex Energy Co.	1,054	108,773
Cobalt International Energy Inc.[a]	4,734	43,174
Concho Resources Inc.[a,b]	1,428	158,294
ConocoPhillips	7,486	471,468
CONSOL Energy Inc.	3,713	107,491
Continental Resources Inc.[a,b]	2,481	112,637
Denbury Resources Inc.	16,285	112,366
Devon Energy Corp.	3,536	213,115
Energen Corp.	2,788	176,815
EOG Resources Inc.	2,621	233,348
EQT Corp.	2,720	202,477
Exxon Mobil Corp.	8,045	703,294
Hess Corp.	2,644	178,443
Kinder Morgan Inc.	30,660	1,258,593
Marathon Oil Corp.	8,215	218,519

Security	Shares	Value
Marathon Petroleum Corp.	1,717	$158,977
Murphy Oil Corp.	5,483	246,241
Noble Energy Inc.	4,743	226,431
Occidental Petroleum Corp.	3,968	317,440
ONEOK Inc.	5,657	249,078
Phillips 66	1,677	117,927
Pioneer Natural Resources Co.	852	128,252
QEP Resources Inc.	6,071	122,756
Range Resources Corp.	3,256	150,655
Southwestern Energy Co.[a,b]	6,156	152,607
Spectra Energy Corp.	15,189	507,920
Tesoro Corp.	1,726	141,066
Valero Energy Corp.	2,985	157,847
Whiting Petroleum Corp.[a]	4,437	133,199
Williams Companies Inc. (The)	4,927	216,098

		8,484,524
PAPER & FOREST PRODUCTS — 0.15%
International Paper Co.	6,345	334,128

		334,128
PERSONAL PRODUCTS — 0.23%
Avon Products Inc.	13,343	103,275
Estee Lauder Companies Inc. (The) Class A	5,357	378,150
Herbalife Ltd.[b]	1,425	43,434

		524,859
PHARMACEUTICALS — 2.31%
AbbVie Inc.	1,628	98,250
Actavis PLC[a]	1,138	303,323
Allergan Inc.	1,219	267,278
Bristol-Myers Squibb Co.	6,407	386,150
Eli Lilly and Co.	8,249	593,928
Endo International PLC[a]	1,924	153,170
Hospira Inc.[a]	4,680	296,852
Jazz Pharmaceuticals PLC[a]	682	115,490
Johnson & Johnson	9,257	926,996
Mallinckrodt PLC[a]	1,193	126,446
Merck & Co. Inc.	10,387	626,128
Mylan Inc./PAa	4,762	253,100
Perrigo Co. PLC	2,018	306,211
Pfizer Inc.	18,972	592,875
Salix Pharmaceuticals Ltd.[a]	1,004	135,209
Zoetis Inc.	2,397	102,424

		5,283,830

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2015

Security	Shares	Value
PROFESSIONAL SERVICES — 1.25%
Dun & Bradstreet Corp. (The)	2,634	$303,200
Equifax Inc.	6,136	518,247
IHS Inc. Class Aa	1,992	229,339
Manpowergroup Inc.	2,677	195,100
Nielsen NV	12,089	526,597
Robert Half International Inc.	4,406	255,812
Towers Watson & Co. Class A	2,705	320,542
Verisk Analytics Inc. Class Aa	7,883	507,271

		2,856,108
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.04%
American Capital Agency Corp.	16,321	351,717
American Realty Capital Properties Inc.	32,048	296,925
American Tower Corp.	6,112	592,558
Annaly Capital Management Inc.	45,612	481,663
AvalonBay Communities Inc.	3,209	555,125
Boston Properties Inc.	3,932	545,762
Camden Property Trust	6,418	494,507
Crown Castle International Corp.	5,712	494,145
Digital Realty Trust Inc.	3,938	287,238
Duke Realty Corp.	16,978	370,630
Equity Residential	6,890	534,733
Essex Property Trust Inc.	2,472	558,796
Federal Realty Investment Trust	5,455	784,265
General Growth Properties Inc.	16,190	488,614
HCP Inc.	10,003	473,042
Health Care REIT Inc.	7,206	590,532
Host Hotels & Resorts Inc.	13,606	311,441
Iron Mountain Inc.[b]	5,038	200,714
Kimco Realty Corp.	16,866	466,345
Liberty Property Trust	12,287	495,166
Macerich Co. (The)	7,015	603,360
Plum Creek Timber Co. Inc.	12,186	542,521
Prologis Inc.	8,979	405,312
Public Storage	3,290	660,764
Rayonier Inc.	15,374	451,227
Realty Income Corp.[b]	9,742	529,088
Regency Centers Corp.	6,272	430,008
Simon Property Group Inc.	3,495	694,317
SL Green Realty Corp.	3,627	457,002
UDR Inc.	16,402	545,530
Ventas Inc.	6,829	545,022
Vornado Realty Trust	4,291	473,898
Weyerhaeuser Co.	10,264	367,964

		16,079,931

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.22%
CBRE Group Inc. Class Aa	6,138	$198,503
Realogy Holdings Corp.[a]	6,631	308,341

		506,844
ROAD & RAIL — 0.80%
CSX Corp.	9,142	304,429
Hertz Global Holdings Inc.[a]	5,533	113,537
J.B. Hunt Transport Services Inc.	5,288	420,978
Kansas City Southern	1,847	203,336
Norfolk Southern Corp.	2,957	301,525
Union Pacific Corp.	4,138	485,015

		1,828,820
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.07%
Altera Corp.	7,325	241,176
Analog Devices Inc.	7,656	398,916
Applied Materials Inc.	10,031	229,108
Avago Technologies Ltd.	1,988	204,525
Broadcom Corp. Class A	4,629	196,432
Cree Inc.[a,b]	2,355	83,273
Intel Corp.	12,229	404,046
KLA-Tencor Corp.	3,336	205,064
Lam Research Corp.	2,674	204,401
Linear Technology Corp.	9,076	407,875
Marvell Technology Group Ltd.	11,522	178,476
Maxim Integrated Products Inc.	9,763	323,058
Microchip Technology Inc.	8,381	377,983
Micron Technology Inc.[a]	2,786	81,532
NVIDIA Corp.	10,949	210,275
Qorvo Inc.[a]	2,925	216,070
Skyworks Solutions Inc.	1,527	126,817
Texas Instruments Inc.	7,327	391,628
Xilinx Inc.	6,459	249,156

		4,729,811
SOFTWARE — 2.15%
Activision Blizzard Inc.	11,706	244,597
Adobe Systems Inc.[a]	4,788	335,782
ANSYS Inc.[a]	4,355	351,318
Autodesk Inc.[a]	2,818	152,186
CA Inc.	12,353	374,296
Citrix Systems Inc.[a]	2,913	172,624
Electronic Arts Inc.[a,b]	2,965	162,660
FireEye Inc.[a,b]	4,081	137,979
Intuit Inc.	5,735	497,913

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2015

Security	Shares	Value
Microsoft Corp.	7,155	$289,062
NetSuite Inc.[a,b]	1,326	130,518
Nuance Communications Inc.[a,b]	8,888	122,166
Oracle Corp.	8,363	350,326
Red Hat Inc.[a]	2,744	175,040
Salesforce.com Inc.[a]	2,414	136,270
ServiceNow Inc.[a]	2,037	148,497
Symantec Corp.	9,436	233,730
Synopsys Inc.[a,b]	14,514	623,957
VMware Inc. Class Aa	2,045	157,669
Workday Inc. Class Aa,b	1,441	114,502

		4,911,092
SPECIALTY RETAIL — 2.84%
Advance Auto Parts Inc.	1,363	216,717
AutoNation Inc.[a,b]	4,568	272,344
AutoZone Inc.[a]	1,064	635,165
Bed Bath & Beyond Inc.[a]	3,709	277,322
Best Buy Co. Inc.	2,043	71,914
CarMax Inc.[a,b]	3,602	223,684
Dick’s Sporting Goods Inc.	5,380	277,877
Foot Locker Inc.	4,629	246,355
GameStop Corp. Class Ab	2,564	90,381
Gap Inc. (The)	5,374	221,355
Home Depot Inc. (The)	4,296	448,588
L Brands Inc.	3,419	289,350
Lowe’s Companies Inc.	6,192	419,570
O’Reilly Automotive Inc.[a]	1,763	330,316
PetSmart Inc.	4,490	366,856
Ross Stores Inc.	3,999	366,748
Signet Jewelers Ltd.	2,142	259,418
Staples Inc.	13,287	226,543
Tiffany & Co.	2,586	224,051
TJX Companies Inc. (The)	7,518	495,737
Tractor Supply Co.	2,538	206,010
Ulta Salon, Cosmetics & Fragrance Inc.[a]	949	125,211
Urban Outfitters Inc.[a,b]	5,979	208,428

		6,499,940
TEXTILES, APPAREL & LUXURY GOODS — 0.98%
Coach Inc.	5,442	202,388
Fossil Group Inc.[a]	841	82,250
Hanesbrands Inc.	2,410	268,426
Lululemon Athletica Inc.[a,b]	2,225	147,384
Michael Kors Holdings Ltd.[a]	2,146	151,915
Nike Inc. Class B	4,102	378,409

Security	Shares	Value
PVH Corp.	1,484	$163,626
Ralph Lauren Corp.	1,802	300,736
Under Armour Inc. Class Aa	1,850	133,348
VF Corp.	5,766	399,987

		2,228,469
THRIFTS & MORTGAGE FINANCE — 0.60%
Hudson City Bancorp Inc.	29,423	263,924
New York Community Bancorp Inc.	31,520	486,984
People’s United Financial Inc.[b]	43,507	612,144

		1,363,052
TOBACCO — 1.09%
Altria Group Inc.	15,448	820,289
Lorillard Inc.	6,044	396,547
Philip Morris International Inc.	7,048	565,531
Reynolds American Inc.	10,383	705,525

		2,487,892
TRADING COMPANIES & DISTRIBUTORS — 0.33%
Fastenal Co.	6,667	296,015
United Rentals Inc.[a]	861	71,334
W.W. Grainger Inc.	1,628	383,947

		751,296
WATER UTILITIES — 0.43%
American Water Works Co. Inc.	17,507	982,843

		982,843
WIRELESS TELECOMMUNICATION SERVICES — 0.32%
SBA Communications Corp. Class Aa	4,739	553,041
Sprint Corp.[a]	15,033	64,642
T-Mobile US Inc.[a]	3,422	103,276

		720,959

TOTAL COMMON STOCKS (Cost: $205,025,405)		228,281,995

SHORT-TERM INVESTMENTS — 1.81%

MONEY MARKET FUNDS — 1.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	3,683,629	3,683,629
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	221,588	221,588

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2015

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	234,392	$234,392

		4,139,609

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,139,609)		4,139,609

TOTAL INVESTMENTS IN SECURITIES — 101.71%
(Cost: $209,165,014)		232,421,604
Other Assets, Less Liabilities — (1.71)%		(3,910,892)

NET ASSETS — 100.00%		$228,510,712

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 2.49%
B/E Aerospace Inc.[a]	2,819	$164,432
Boeing Co. (The)	21,367	3,106,121
General Dynamics Corp.	8,923	1,188,633
Honeywell International Inc.	19,094	1,866,630
L-3 Communications Holdings Inc.	5,239	645,026
Lockheed Martin Corp.	7,810	1,471,170
Northrop Grumman Corp.	8,766	1,375,824
Precision Castparts Corp.	3,809	762,181
Raytheon Co.	12,012	1,201,800
Rockwell Collins Inc.	3,415	292,392
Textron Inc.	10,939	465,564
TransDigm Group Inc.	436	89,611
United Technologies Corp. Class B	29,929	3,435,250

		16,064,634
AIR FREIGHT & LOGISTICS — 0.58%
C.H. Robinson Worldwide Inc.	4,661	331,957
Expeditors International of Washington Inc.	5,612	245,132
FedEx Corp.	10,489	1,773,795
United Parcel Service Inc.	14,129	1,396,510

		3,747,394
AIRLINES — 0.21%
American Airlines Group Inc.	4,866	238,823
Delta Air Lines Inc.	13,238	626,290
Southwest Airlines Co.	4,238	191,473
United Continental Holdings Inc.[a]	3,836	266,103

		1,322,689
AUTO COMPONENTS — 0.56%
Autoliv Inc.	4,215	447,043
BorgWarner Inc.	7,265	392,383
Delphi Automotive PLC	10,410	715,479
Johnson Controls Inc.	29,286	1,360,920
TRW Automotive Holdings Corp.[a]	6,966	718,682

		3,634,507
AUTOMOBILES — 1.96%
Ford Motor Co.	407,758	5,998,120
General Motors Co.	191,539	6,248,002
Harley-Davidson Inc.	5,655	348,914
Tesla Motors Inc.[a,b]	127	25,857

		12,620,893

Security	Shares	Value
BEVERAGES — 1.43%
Brown-Forman Corp. Class B NVS	1,659	$147,435
Coca-Cola Co. (The)	90,387	3,721,233
Coca-Cola Enterprises Inc.	9,094	382,858
Constellation Brands Inc.[a]	4,656	514,255
Dr Pepper Snapple Group Inc.	4,866	375,996
Molson Coors Brewing Co. Class B NVS	5,200	394,836
Monster Beverage Corp.[a]	1,274	148,994
PepsiCo Inc.	37,819	3,546,666

		9,232,273
BIOTECHNOLOGY — 0.88%
Alexion Pharmaceuticals Inc.[a]	867	158,869
Amgen Inc.	13,570	2,066,168
Biogen Idec Inc.[a]	2,513	977,959
BioMarin Pharmaceutical Inc.[a]	556	54,021
Celgene Corp.[a]	6,303	751,065
Gilead Sciences Inc.[a]	13,329	1,397,279
Incyte Corp.[a,b]	78	6,217
Medivation Inc.[a]	69	7,509
Pharmacyclics Inc.[a,b]	402	67,838
Regeneron Pharmaceuticals Inc.[a]	345	143,748
Vertex Pharmaceuticals Inc.[a]	569	62,670

		5,693,343
BUILDING PRODUCTS — 0.03%
Masco Corp.	7,446	184,959

		184,959
CAPITAL MARKETS — 2.37%
Affiliated Managers Group Inc.[a]	899	184,762
Ameriprise Financial Inc.	5,435	679,049
Bank of New York Mellon Corp. (The)	60,291	2,170,476
BlackRock Inc.[c]	3,391	1,154,669
Charles Schwab Corp. (The)	19,703	511,884
Eaton Vance Corp. NVS	2,692	108,353
Franklin Resources Inc.	11,378	586,308
Goldman Sachs Group Inc. (The)	23,311	4,019,050
Invesco Ltd.	12,196	447,959
Legg Mason Inc.	3,652	202,467
Morgan Stanley	66,691	2,254,823
Northern Trust Corp.	8,121	530,951
Raymond James Financial Inc.	4,119	216,742
SEI Investments Co.	2,625	105,446
State Street Corp.	21,053	1,505,500

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2015

Security	Shares	Value
T. Rowe Price Group Inc.	5,415	$426,269
TD Ameritrade Holding Corp.	5,107	165,416

		15,270,124
CHEMICALS — 2.27%
Air Products and Chemicals Inc.	5,695	829,249
Airgas Inc.	1,989	224,041
Albemarle Corp.	4,601	222,044
Ashland Inc.	2,869	340,034
Celanese Corp. Series A	6,590	354,278
CF Industries Holdings Inc.	2,702	825,137
Dow Chemical Co. (The)	53,985	2,437,963
E.I. du Pont de Nemours and Co.	28,029	1,995,945
Eastman Chemical Co.	5,987	424,418
Ecolab Inc.	5,228	542,510
FMC Corp.	4,374	251,505
International Flavors & Fragrances Inc.	1,770	187,815
LyondellBasell Industries NV Class A	19,056	1,507,139
Monsanto Co.	10,149	1,197,379
Mosaic Co. (The)	17,171	836,056
PPG Industries Inc.	3,600	802,368
Praxair Inc.	7,497	904,063
Sherwin-Williams Co. (The)	1,349	365,943
Sigma-Aldrich Corp.	1,987	273,252
Westlake Chemical Corp.	1,371	78,572

		14,599,711
COMMERCIAL BANKS — 9.32%
Bank of America Corp.	572,986	8,680,738
BB&T Corp.	42,129	1,486,732
CIT Group Inc.	9,350	409,717
Citigroup Inc.	212,271	9,966,124
Comerica Inc.	11,138	462,227
Fifth Third Bancorp	60,898	1,053,535
First Republic Bank	5,837	297,220
Huntington Bancshares Inc.	48,768	488,655
JPMorgan Chase & Co.	249,180	13,550,408
KeyCorp	59,427	771,957
M&T Bank Corp.	6,181	699,442
PNC Financial Services Group Inc. (The)[c]	37,490	3,169,405
Regions Financial Corp.	100,473	874,115
SunTrust Banks Inc.	36,849	1,415,739
U.S. Bancorp	84,859	3,556,441

Security	Shares	Value
Wells Fargo & Co.	254,138	$13,194,845

		60,077,300
COMMERCIAL SERVICES & SUPPLIES — 0.36%
ADT Corp. (The)	9,880	339,872
Cintas Corp.	2,884	226,971
Republic Services Inc.	12,178	483,223
Stericycle Inc.[a,b]	1,293	169,758
Tyco International PLC	10,156	414,466
Waste Management Inc.	13,667	702,894

		2,337,184
COMMUNICATIONS EQUIPMENT — 1.39%
Cisco Systems Inc.	189,302	4,990,947
F5 Networks Inc.[a]	1,123	125,349
Harris Corp.	4,311	289,398
Juniper Networks Inc.	15,584	354,224
Motorola Solutions Inc.	8,524	531,983
Palo Alto Networks Inc.[a]	160	20,222
QUALCOMM Inc.	42,189	2,635,125

		8,947,248
COMPUTERS & PERIPHERALS — 3.99%
Apple Inc.	140,056	16,408,961
EMC Corp.	62,500	1,620,625
Hewlett-Packard Co.	139,496	5,039,990
NetApp Inc.	9,727	367,681
SanDisk Corp.	5,790	439,519
Seagate Technology PLC	16,074	907,216
Western Digital Corp.	9,320	906,184

		25,690,176
CONSTRUCTION & ENGINEERING — 0.20%
Chicago Bridge & Iron Co. NV	6,692	230,941
Fluor Corp.	10,169	544,957
Jacobs Engineering Group Inc.[a]	8,253	314,439
Quanta Services Inc.[a]	8,458	223,968

		1,314,305
CONSTRUCTION MATERIALS — 0.04%
Martin Marietta Materials Inc.	886	95,458
Vulcan Materials Co.	2,602	183,467

		278,925
CONSUMER FINANCE — 1.21%
Ally Financial Inc.[a]	49,482	925,808
American Express Co.	27,001	2,178,711
Capital One Financial Corp.	39,506	2,892,234
Discover Financial Services	20,049	1,090,265

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2015

Security	Shares	Value
Navient Corp.	24,849	$490,519
Synchrony Financial[a]	6,175	190,561

		7,768,098
CONTAINERS & PACKAGING — 0.30%
Avery Dennison Corp.	4,230	221,102
Ball Corp.	4,555	288,468
Crown Holdings Inc.[a]	5,645	250,130
MeadWestvaco Corp.	6,398	321,691
Owens-Illinois Inc.[a]	7,557	176,456
Rock-Tenn Co. Class A	7,724	501,288
Sealed Air Corp.	4,255	172,328

		1,931,463
DISTRIBUTORS — 0.10%
Genuine Parts Co.	4,713	438,026
LKQ Corp.[a]	7,209	186,064

		624,090
DIVERSIFIED CONSUMER SERVICES — 0.04%
H&R Block Inc.	6,829	234,098

		234,098
DIVERSIFIED FINANCIAL SERVICES — 1.47%
Berkshire Hathaway Inc. Class Ba	40,600	5,842,746
CME Group Inc./IL	14,118	1,204,266
Intercontinental Exchange Inc.	2,291	471,328
Leucadia National Corp.	20,736	470,085
McGraw Hill Financial Inc.	4,060	363,126
Moody’s Corp.	2,395	218,735
NASDAQ OMX Group Inc. (The)	5,203	237,257
Voya Financial Inc.	16,302	635,941

		9,443,484
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.37%
AT&T Inc.[b]	257,535	8,478,052
CenturyLink Inc.	34,201	1,271,251
Frontier Communications Corp.	57,467	385,891
Level 3 Communications Inc.[a]	3,312	164,739
Verizon Communications Inc.	103,539	4,732,768
Windstream Holdings Inc.	32,724	260,156

		15,292,857
ELECTRIC UTILITIES — 2.46%
American Electric Power Co. Inc.	23,565	1,480,118
Duke Energy Corp.	29,812	2,597,818
Edison International	15,152	1,032,609
Entergy Corp.	11,522	1,008,290
Exelon Corp.	52,049	1,875,846
FirstEnergy Corp.	28,097	1,133,152

Security	Shares	Value
NextEra Energy Inc.	14,290	$1,561,040
Northeast Utilities	11,683	649,341
OGE Energy Corp.	7,347	258,467
Pepco Holdings Inc.	10,908	299,425
Pinnacle West Capital Corp.	4,997	350,689
PPL Corp.	29,562	1,049,451
Southern Co. (The)	33,055	1,676,549
Xcel Energy Inc.	23,100	866,943

		15,839,738
ELECTRICAL EQUIPMENT — 0.50%
AMETEK Inc.	5,542	265,462
Eaton Corp. PLC	18,862	1,190,004
Emerson Electric Co.	21,914	1,247,783
Rockwell Automation Inc.	3,613	393,528
Sensata Technologies Holding NVa,b	2,269	111,907

		3,208,684
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.77%
Amphenol Corp. Class A	6,260	336,225
Arrow Electronics Inc.[a]	10,204	561,628
Avnet Inc.	15,558	647,524
Corning Inc.	66,611	1,583,343
Flextronics International Ltd.[a]	57,179	635,831
FLIR Systems Inc.	4,161	125,662
TE Connectivity Ltd.	14,262	946,854
Trimble Navigation Ltd.[a,b]	5,565	132,670

		4,969,737
ENERGY EQUIPMENT & SERVICES — 1.35%
Baker Hughes Inc.	22,863	1,325,825
Cameron International Corp.[a]	8,126	363,882
Core Laboratories NV	631	58,525
Diamond Offshore Drilling Inc.[b]	5,937	187,194
Ensco PLC Class Ab	20,536	575,830
FMC Technologies Inc.[a]	5,576	208,989
Helmerich & Payne Inc.	4,700	279,932
Nabors Industries Ltd.	26,079	300,169
National Oilwell Varco Inc.	21,309	1,159,849
Nobel Corp. PLC	22,961	372,427
Oceaneering International Inc.	2,915	152,629
Schlumberger Ltd.	38,394	3,163,282
Superior Energy Services Inc.	11,476	229,520
Weatherford International Ltd.[a]	31,948	330,023

		8,708,076

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2015

Security	Shares	Value
FOOD & STAPLES RETAILING — 3.21%
Costco Wholesale Corp.	18,028	$2,577,824
CVS Health Corp.	44,875	4,404,930
Kroger Co. (The)	33,703	2,327,192
Sysco Corp.	28,807	1,128,370
Wal-Mart Stores Inc.	86,041	7,311,764
Walgreens Boots Alliance Inc.	32,931	2,428,662
Whole Foods Market Inc.	9,180	478,232

		20,656,974
FOOD PRODUCTS — 1.76%
Archer-Daniels-Midland Co.	45,556	2,124,276
Bunge Ltd.	15,188	1,359,782
Campbell Soup Co.	6,217	284,365
ConAgra Foods Inc.	16,185	573,434
General Mills Inc.	19,396	1,017,902
Hershey Co. (The)	2,718	277,807
Hormel Foods Corp.	3,664	187,670
J.M. Smucker Co. (The)	3,972	409,712
Kellogg Co.	8,691	569,956
Keurig Green Mountain Inc.	1,241	152,097
Kraft Foods Group Inc.	19,303	1,261,258
McCormick & Co. Inc. NVS	2,899	206,960
Mead Johnson Nutrition Co. Class A	2,559	252,036
Mondelez International Inc. Class A	55,461	1,954,446
Tyson Foods Inc. Class A	18,599	726,105

		11,357,806
HEALTH CARE EQUIPMENT & SUPPLIES — 1.58%
Abbott Laboratories	39,373	1,762,335
Baxter International Inc.	15,799	1,110,828
Becton, Dickinson and Co.	4,813	664,579
Boston Scientific Corp.[a]	28,958	428,868
C.R. Bard Inc.	1,508	257,913
CareFusion Corp.[a]	5,562	329,826
Cooper Companies Inc. (The)	1,048	165,217
DENTSPLY International Inc.	3,992	199,700
Edwards Lifesciences Corp.[a]	1,387	173,860
Hologic Inc.[a]	4,161	126,349
Intuitive Surgical Inc.[a]	566	279,876
Medtronic PLC	36,397	2,598,746
ResMed Inc.	3,163	197,593
St. Jude Medical Inc.	6,902	454,635
Stryker Corp.	7,592	691,251
Varian Medical Systems Inc.[a,b]	2,425	224,458
Zimmer Holdings Inc.	4,468	500,863

		10,166,897

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.63%
Aetna Inc.	17,931	$1,646,424
AmerisourceBergen Corp.	16,223	1,541,996
Anthem Inc.	18,478	2,493,791
Cardinal Health Inc.	24,697	2,054,544
Cigna Corp.	11,022	1,177,480
DaVita HealthCare Partners Inc.[a,b]	4,860	364,792
Express Scripts Holding Co.[a]	35,465	2,862,380
HCA Holdings Inc.[a]	12,371	875,867
Henry Schein Inc.[a]	2,587	357,187
Humana Inc.	8,611	1,260,995
Laboratory Corp. of America Holdings[a]	3,472	398,516
McKesson Corp.	12,356	2,627,503
Omnicare Inc.	3,106	232,888
Patterson Companies Inc.	2,927	146,613
Quest Diagnostics Inc.	6,668	473,895
UnitedHealth Group Inc.	42,912	4,559,400
Universal Health Services Inc. Class B	3,394	347,987

		23,422,258
HEALTH CARE TECHNOLOGY — 0.04%
Cerner Corp.[a]	3,484	231,163

		231,163
HOTELS, RESTAURANTS & LEISURE — 1.23%
Carnival Corp.	17,410	765,344
Chipotle Mexican Grill Inc.[a]	264	187,398
Darden Restaurants Inc.	5,476	336,117
Hilton Worldwide Holdings Inc.[a]	6,404	166,312
Las Vegas Sands Corp.	7,678	417,453
Marriott International Inc./MD Class A	3,766	280,567
McDonald’s Corp.	27,076	2,502,905
MGM Resorts International[a]	16,220	315,966
Norwegian Cruise Line Holdings Ltd.[a,b]	1,863	81,525
Royal Caribbean Cruises Ltd.	5,961	450,353
Starbucks Corp.	10,169	890,093
Starwood Hotels & Resorts Worldwide Inc.	4,494	323,433
Wyndham Worldwide Corp.	3,441	288,321
Wynn Resorts Ltd.	1,376	203,579
Yum! Brands Inc.	9,773	706,392

		7,915,758

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2015

Security	Shares	Value
HOUSEHOLD DURABLES — 0.48%
D.R. Horton Inc.	12,375	$303,435
Garmin Ltd.	3,244	169,856
Jarden Corp.[a]	5,642	270,929
Leggett & Platt Inc.	3,968	169,156
Lennar Corp. Class A	5,587	250,912
Mohawk Industries Inc.[a]	1,857	306,479
Newell Rubbermaid Inc.	8,446	311,404
PulteGroup Inc.	19,267	396,708
Toll Brothers Inc.[a]	5,475	189,544
Whirlpool Corp.	3,678	732,216

		3,100,639
HOUSEHOLD PRODUCTS — 1.38%
Church & Dwight Co. Inc.	2,787	225,524
Clorox Co. (The)	2,659	283,742
Colgate-Palmolive Co.	15,240	1,029,005
Energizer Holdings Inc.	2,060	263,700
Kimberly-Clark Corp.	9,254	999,062
Procter & Gamble Co. (The)	72,411	6,103,523

		8,904,556
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.19%
AES Corp. (The)	47,385	579,045
Calpine Corp.[a]	9,565	199,717
NRG Energy Inc.	19,168	472,683

		1,251,445
INDUSTRIAL CONGLOMERATES — 2.09%
3M Co.	13,897	2,255,483
Danaher Corp.	16,565	1,364,625
General Electric Co.	398,716	9,525,325
Roper Industries Inc.	2,004	309,297

		13,454,730
INSURANCE — 4.68%
ACE Ltd.	17,311	1,868,896
Aflac Inc.	27,252	1,555,544
Alleghany Corp.[a]	1,086	480,110
Allstate Corp. (The)	24,807	1,731,281
American International Group Inc.	128,708	6,289,960
Aon PLC	7,570	681,678
Arch Capital Group Ltd.[a]	7,026	407,297
Assurant Inc.	6,321	401,447
Axis Capital Holdings Ltd.	7,830	398,547
Chubb Corp. (The)	11,853	1,160,409
Cincinnati Financial Corp.	6,596	333,164

Security	Shares	Value
Everest Re Group Ltd.	2,821	$483,463
FNF Group	10,336	362,794
Hartford Financial Services Group Inc. (The)	25,749	1,001,636
Lincoln National Corp.	14,752	737,305
Loews Corp.	19,761	756,056
Marsh & McLennan Companies Inc.	13,991	752,296
MetLife Inc.	64,061	2,978,836
PartnerRe Ltd.	3,580	409,552
Principal Financial Group Inc.	11,164	523,927
Progressive Corp. (The)	27,313	708,772
Prudential Financial Inc.	27,134	2,058,928
RenaissanceRe Holdings Ltd.[b]	2,408	230,277
Torchmark Corp.	6,102	305,527
Travelers Companies Inc. (The)	18,103	1,861,350
Unum Group	17,275	536,561
Willis Group Holdings PLC	4,382	189,741
WR Berkley Corp.	5,923	290,168
XL Group PLC	18,886	651,378

		30,146,900
INTERNET & CATALOG RETAIL — 0.47%
Amazon.com Inc.[a]	3,912	1,386,921
Expedia Inc.	2,209	189,819
Liberty Interactive Corp. Series Aa	15,922	435,626
Netflix Inc.[a,b]	781	345,046
Priceline Group Inc. (The)[a]	610	615,783
TripAdvisor Inc.[a,b]	1,219	81,685

		3,054,880
INTERNET SOFTWARE & SERVICES — 1.79%
Akamai Technologies Inc.[a]	2,889	168,010
eBay Inc.[a]	27,176	1,440,328
Equinix Inc.	806	174,789
Facebook Inc. Class Aa	7,641	580,028
Google Inc. Class Aa	7,878	4,234,819
Google Inc. Class Ca,b	7,005	3,744,313
LinkedIn Corp. Class Aa,b	363	81,581
Rackspace Hosting Inc.[a]	1,999	89,875
Twitter Inc.[a]	1,282	48,113
VeriSign Inc.[a,b]	1,903	103,675
Yahoo! Inc.[a]	20,386	896,780

		11,562,311
IT SERVICES — 2.44%
Accenture PLC Class A	16,587	1,393,806
Alliance Data Systems Corp.[a]	1,000	288,830

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2015

Security	Shares	Value
Automatic Data Processing Inc.	9,226	$761,422
Cognizant Technology Solutions Corp. Class Aa	10,140	548,878
Computer Sciences Corp.	6,272	380,585
Fidelity National Information Services Inc.	7,919	494,383
Fiserv Inc.[a]	5,245	380,420
FleetCor Technologies Inc.[a]	744	104,532
International Business Machines Corp.	43,212	6,624,832
MasterCard Inc. Class A	11,247	922,591
Paychex Inc.	5,073	229,604
Teradata Corp.[a,b]	4,771	212,596
Total System Services Inc.	4,282	151,454
Vantiv Inc. Class Aa	3,038	104,477
Visa Inc. Class A	6,421	1,636,777
Western Union Co.	23,540	400,180
Xerox Corp.	80,212	1,056,392

		15,691,759
LEISURE EQUIPMENT & PRODUCTS — 0.11%
Hasbro Inc.	3,598	197,602
Mattel Inc.	13,565	364,899
Polaris Industries Inc.	1,024	148,060

		710,561
LIFE SCIENCES TOOLS & SERVICES — 0.35%
Agilent Technologies Inc.	13,283	501,699
Illumina Inc.[a]	481	93,886
Mettler-Toledo International Inc.[a]	518	157,446
Quintiles Transnational Holdings Inc.[a]	1,715	103,758
Thermo Fisher Scientific Inc.	9,615	1,203,894
Waters Corp.[a]	1,860	221,433

		2,282,116
MACHINERY — 1.75%
AGCO Corp.	9,342	404,882
Caterpillar Inc.	29,710	2,375,909
Cummins Inc.	6,352	885,850
Deere & Co.	19,731	1,680,884
Dover Corp.	6,427	450,147
Flowserve Corp.	3,968	216,217
Illinois Tool Works Inc.	11,502	1,070,721
Ingersoll-Rand PLC	10,157	674,425
Joy Global Inc.	6,918	290,141
PACCAR Inc.	12,384	744,402
Pall Corp.	2,092	202,422
Parker-Hannifin Corp.	5,613	653,690

Security	Shares	Value
Pentair PLC	6,418	$396,697
Snap-on Inc.	1,475	195,747
SPX Corp.	1,897	158,532
Stanley Black & Decker Inc.	5,603	524,721
Wabtec Corp./DE	1,711	142,783
Xylem Inc.	5,723	195,154

		11,263,324
MEDIA — 3.74%
Cablevision NY Group Class A	10,679	202,047
CBS Corp. Class B NVS	16,975	930,400
Charter Communications Inc. Class Aa	1,338	202,192
Comcast Corp. Class A	81,846	4,349,706
Comcast Corp. Class A Special NVS[b]	20,760	1,098,204
DIRECTV[a]	16,615	1,416,927
Discovery Communications Inc. Series Aa	6,179	179,098
Discovery Communications Inc. Series C NVS[a,b]	5,946	165,775
DISH Network Corp. Class Aa	5,239	368,564
Interpublic Group of Companies Inc. (The)	15,854	316,129
Liberty Global PLC Series Aa	10,735	501,539
Liberty Global PLC Series C NVS[a]	11,429	521,048
Liberty Media Corp. Class Aa	32,664	1,112,209
Liberty Media Corp. Class Ca	22,840	779,301
News Corp. Class A NVS[a]	27,663	411,902
Omnicom Group Inc.	8,254	600,891
Scripps Networks Interactive Inc. Class A	2,482	176,445
Sirius XM Holdings Inc.[a]	56,959	202,204
Time Warner Cable Inc.	10,002	1,361,572
Time Warner Inc.	37,140	2,894,320
Twenty-First Century Fox Inc. Class A	39,312	1,303,586
Twenty-First Century Fox Inc. Class B	11,949	380,576
Viacom Inc. Class B NVS	19,016	1,225,011
Walt Disney Co. (The)	37,114	3,375,889

		24,075,535
METALS & MINING — 0.59%
Alcoa Inc.	52,069	814,880
Freeport-McMoRan Inc.	72,613	1,220,624

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2015

Security	Shares	Value
Newmont Mining Corp.	48,142	$1,210,771
Nucor Corp.	13,184	575,482

		3,821,757
MULTI-UTILITIES — 1.44%
Alliant Energy Corp.	4,395	301,541
Ameren Corp.	12,097	547,752
CenterPoint Energy Inc.	19,887	459,191
CMS Energy Corp.	11,434	431,405
Consolidated Edison Inc.	14,576	1,009,825
Dominion Resources Inc.	13,366	1,027,712
DTE Energy Co.	7,989	716,294
Integrys Energy Group Inc.	3,686	298,935
MDU Resources Group Inc.	9,353	211,471
NiSource Inc.	9,838	425,592
PG&E Corp.	19,594	1,152,323
Public Service Enterprise Group Inc.	24,336	1,038,660
SCANA Corp.	5,954	379,686
Sempra Energy	7,330	820,374
Wisconsin Energy Corp.	7,781	433,946

		9,254,707
MULTILINE RETAIL — 0.97%
Dollar General Corp.[a]	10,194	683,610
Dollar Tree Inc.[a]	5,354	380,669
Family Dollar Stores Inc.	3,811	290,017
Kohl’s Corp.	14,652	875,017
Macy’s Inc.	17,308	1,105,635
Nordstrom Inc.	4,858	370,180
Target Corp.	34,289	2,524,013

		6,229,141
OIL, GAS & CONSUMABLE FUELS — 11.47%
Anadarko Petroleum Corp.	14,867	1,215,377
Antero Resources Corp.[a,b]	536	18,572
Apache Corp.	35,170	2,200,587
Cabot Oil & Gas Corp.	5,703	151,130
Cheniere Energy Inc.[a]	121	8,637
Chesapeake Energy Corp.	48,177	924,035
Chevron Corp.	137,702	14,118,586
Cimarex Energy Co.	2,898	299,074
Cobalt International Energy Inc.[a]	6,167	56,243
Concho Resources Inc.[a]	2,870	318,139
ConocoPhillips	74,591	4,697,741
CONSOL Energy Inc.	9,707	281,018
Continental Resources Inc.[a,b]	2,253	102,286
Denbury Resources Inc.	33,556	231,536

Security	Shares	Value
Devon Energy Corp.	20,723	$1,248,975
Energen Corp.	3,156	200,154
EOG Resources Inc.	15,846	1,410,769
EQT Corp.	3,036	226,000
Exxon Mobil Corp.	258,641	22,610,396
Hess Corp.	23,281	1,571,235
HollyFrontier Corp.	18,728	672,710
Kinder Morgan Inc.	30,065	1,234,168
Marathon Oil Corp.	48,860	1,299,676
Marathon Petroleum Corp.	25,645	2,374,471
Murphy Oil Corp.	13,215	593,486
Noble Energy Inc.	13,869	662,106
Occidental Petroleum Corp.	41,891	3,351,280
ONEOK Inc.	6,414	282,408
Phillips 66	63,677	4,477,767
Pioneer Natural Resources Co.	2,825	425,247
QEP Resources Inc.	11,842	239,445
Range Resources Corp.	2,730	126,317
Southwestern Energy Co.[a,b]	15,607	386,898
Spectra Energy Corp.	17,973	601,017
Tesoro Corp.	11,926	974,712
Valero Energy Corp.	68,279	3,610,594
Whiting Petroleum Corp.[a]	7,862	236,017
Williams Companies Inc. (The)	11,371	498,732

		73,937,541
PAPER & FOREST PRODUCTS — 0.16%
International Paper Co.	19,770	1,041,088

		1,041,088
PERSONAL PRODUCTS — 0.11%
Avon Products Inc.	28,145	217,842
Estee Lauder Companies Inc. (The) Class A	5,010	353,656
Herbalife Ltd.[b]	4,254	129,662

		701,160
PHARMACEUTICALS — 4.20%
AbbVie Inc.	30,547	1,843,512
Actavis PLC[a]	2,562	682,876
Allergan Inc.	3,105	680,802
Bristol-Myers Squibb Co.	28,395	1,711,367
Eli Lilly and Co.	31,388	2,259,936
Endo International PLC[a]	3,422	272,425
Hospira Inc.[a]	3,630	230,251
Jazz Pharmaceuticals PLC[a]	624	105,668
Johnson & Johnson	61,959	6,204,574

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2015

Security	Shares	Value
Mallinckrodt PLC[a]	2,031	$215,266
Merck & Co. Inc.	75,252	4,536,191
Mylan Inc./PAa	7,462	396,605
Perrigo Co. PLC	2,687	407,725
Pfizer Inc.	229,764	7,180,125
Salix Pharmaceuticals Ltd.[a]	754	101,541
Zoetis Inc.	6,252	267,148

		27,096,012
PROFESSIONAL SERVICES — 0.28%
Dun & Bradstreet Corp. (The)	974	112,117
Equifax Inc.	2,432	205,407
IHS Inc. Class Aa	1,000	115,130
Manpowergroup Inc.	7,039	513,002
Nielsen NV	7,931	345,474
Robert Half International Inc.	2,629	152,640
Towers Watson & Co. Class A	1,985	235,222
Verisk Analytics Inc. Class Aa,b	2,039	131,210

		1,810,202
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.74%
American Capital Agency Corp.	30,676	661,068
American Realty Capital Properties Inc.	30,794	285,306
American Tower Corp.	4,059	393,520
Annaly Capital Management Inc.	115,155	1,216,037
AvalonBay Communities Inc.	2,029	350,997
Boston Properties Inc.	2,538	352,274
Camden Property Trust	1,591	122,587
Crown Castle International Corp.	4,358	377,011
Digital Realty Trust Inc.	2,828	206,274
Duke Realty Corp.	6,181	134,931
Equity Residential	4,940	383,393
Essex Property Trust Inc.	975	220,399
Federal Realty Investment Trust	784	112,716
General Growth Properties Inc.	6,984	210,777
HCP Inc.	12,694	600,299
Health Care REIT Inc.	5,873	481,292
Host Hotels & Resorts Inc.	15,384	352,140
Iron Mountain Inc.	3,933	156,691
Kimco Realty Corp.	7,950	219,817
Liberty Property Trust	3,971	160,031
Macerich Co. (The)	2,629	226,120
Plum Creek Timber Co. Inc.	3,359	149,543
Prologis Inc.	11,416	515,318
Public Storage	1,815	364,525
Rayonier Inc.	6,482	190,247

Security	Shares	Value
Realty Income Corp.[b]	4,161	$225,984
Regency Centers Corp.	1,241	85,083
Simon Property Group Inc.	3,912	777,158
SL Green Realty Corp.	2,589	326,214
UDR Inc.	3,587	119,304
Ventas Inc.	6,150	490,831
Vornado Realty Trust	2,449	270,468
Weyerhaeuser Co.	13,654	489,496

		11,227,851
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
CBRE Group Inc. Class Aa	6,924	223,922
Realogy Holdings Corp.[a]	3,353	155,915

		379,837
ROAD & RAIL — 0.77%
CSX Corp.	30,089	1,001,964
Hertz Global Holdings Inc.[a,b]	23,877	489,956
J.B. Hunt Transport Services Inc.	2,201	175,221
Kansas City Southern	2,000	220,180
Norfolk Southern Corp.	9,479	966,574
Union Pacific Corp.	17,919	2,100,286

		4,954,181
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.98%
Altera Corp.	8,233	271,072
Analog Devices Inc.	7,720	402,251
Applied Materials Inc.	29,191	666,723
Avago Technologies Ltd.	3,391	348,866
Broadcom Corp. Class A	13,740	583,057
Cree Inc.[a,b]	3,908	138,187
Intel Corp.	186,677	6,167,808
KLA-Tencor Corp.	4,131	253,933
Lam Research Corp.	3,893	297,581
Linear Technology Corp.	4,251	191,040
Marvell Technology Group Ltd.	17,658	273,522
Maxim Integrated Products Inc.	8,171	270,378
Microchip Technology Inc.	4,214	190,051
Micron Technology Inc.[a]	17,464	511,084
NVIDIA Corp.	17,677	339,487
Qorvo Inc.[a]	1,597	117,970
Skyworks Solutions Inc.	2,720	225,896
Texas Instruments Inc.	23,714	1,267,513
Xilinx Inc.	6,430	248,037

		12,764,456
SOFTWARE — 2.46%
Activision Blizzard Inc.	18,649	389,671

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2015

Security	Shares	Value
Adobe Systems Inc.[a]	6,051	$424,357
ANSYS Inc.[a]	1,765	142,383
Autodesk Inc.[a]	3,051	164,769
CA Inc.	13,289	402,657
Citrix Systems Inc.[a]	3,314	196,388
Electronic Arts Inc.[a]	3,977	218,178
FireEye Inc.[a,b]	665	22,484
Intuit Inc.	4,225	366,815
Microsoft Corp.	197,901	7,995,200
NetSuite Inc.[a]	66	6,496
Nuance Communications Inc.[a]	6,542	89,920
Oracle Corp.	101,906	4,268,842
Red Hat Inc.[a]	1,861	118,713
Salesforce.com Inc.[a]	2,311	130,456
ServiceNow Inc.[a]	206	15,017
Symantec Corp.	23,930	592,746
Synopsys Inc.[a,b]	4,278	183,911
VMware Inc. Class Aa	1,220	94,062
Workday Inc. Class Aa,b	198	15,733

		15,838,798
SPECIALTY RETAIL — 2.14%
Advance Auto Parts Inc.	1,864	296,376
AutoNation Inc.[a]	4,289	255,710
AutoZone Inc.[a]	752	448,914
Bed Bath & Beyond Inc.[a]	8,022	599,805
Best Buy Co. Inc.	24,142	849,798
CarMax Inc.[a]	6,914	429,359
Dick’s Sporting Goods Inc.	3,848	198,749
Foot Locker Inc.	4,994	265,781
GameStop Corp. Class Ab	7,264	256,056
Gap Inc. (The)	9,557	393,653
Home Depot Inc. (The)	29,491	3,079,450
L Brands Inc.	5,037	426,281
Lowe’s Companies Inc.	30,524	2,068,306
O’Reilly Automotive Inc.[a]	1,837	344,180
PetSmart Inc.	3,440	281,065
Ross Stores Inc.	5,438	498,719
Signet Jewelers Ltd.	1,858	225,022
Staples Inc.	60,372	1,029,343
Tiffany & Co.	2,643	228,990
TJX Companies Inc. (The)	16,974	1,119,266
Tractor Supply Co.	2,609	211,773
Ulta Salon, Cosmetics & Fragrance Inc.[a]	941	124,156
Urban Outfitters Inc.[a,b]	3,940	137,348

		13,768,100

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.54%
Coach Inc.	12,352	$459,371
Fossil Group Inc.[a]	1,421	138,974
Hanesbrands Inc.	1,772	197,365
Lululemon Athletica Inc.[a,b]	2,073	137,315
Michael Kors Holdings Ltd.[a]	4,344	307,512
Nike Inc. Class B	11,920	1,099,620
PVH Corp.	2,681	295,607
Ralph Lauren Corp.	1,748	291,724
Under Armour Inc. Class Aa,b	1,102	79,432
VF Corp.	7,067	490,238

		3,497,158
THRIFTS & MORTGAGE FINANCE — 0.17%
Hudson City Bancorp Inc.	39,814	357,131
New York Community Bancorp Inc.[b]	28,231	436,169
People’s United Financial Inc.	20,713	291,432

		1,084,732
TOBACCO — 0.99%
Altria Group Inc.	38,302	2,033,836
Lorillard Inc.	7,079	464,453
Philip Morris International Inc.	43,166	3,463,640
Reynolds American Inc.	6,541	444,461

		6,406,390
TRADING COMPANIES & DISTRIBUTORS — 0.12%
Fastenal Co.	4,731	210,056
United Rentals Inc.[a]	2,394	198,343
W.W. Grainger Inc.	1,607	378,995

		787,394
WATER UTILITIES — 0.05%
American Water Works Co. Inc.	5,897	331,058

		331,058
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
SBA Communications Corp. Class Aa	541	63,134
Sprint Corp.[a,b]	54,103	232,643
T-Mobile US Inc.[a]	9,710	293,048

		588,825

TOTAL COMMON STOCKS
(Cost: $634,630,657)		643,805,990

SHORT-TERM INVESTMENTS — 1.64%

MONEY MARKET FUNDS — 1.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	9,615,911	9,615,911

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2015

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	578,444	$578,444
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	396,538	396,538

		10,590,893

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,590,893)		10,590,893

TOTAL INVESTMENTS IN SECURITIES — 101.54%
(Cost: $645,221,550)		654,396,883
Other Assets, Less Liabilities — (1.54)%		(9,938,345)

NET ASSETS — 100.00%		$644,458,538

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2015

	iShares MSCI International Developed Momentum Factor ETF	iShares MSCI International Developed Quality Factor ETF	iShares MSCI USA Momentum Factor ETF

ASSETS
Investments, at cost:
Unaffiliated	$5,105,110	$5,124,857	$506,146,659
Affiliated (Note 2)	9,922	9,997	293,619

Total cost of investments	$5,115,032	$5,134,854	$506,440,278

Investments in securities, at fair value (Note 1):
Unaffiliated	$5,181,383	$5,204,405	$532,947,845
Affiliated (Note 2)	9,922	9,997	293,619

Total fair value of investments	5,191,305	5,214,402	533,241,464
Foreign currency, at value[a]	78	50	—
Receivables:
Dividends	1,932	3,141	143,302
Capital shares sold	—	—	44,418

Total Assets	5,193,315	5,217,593	533,429,184

LIABILITIES
Payables:
Investment advisory fees (Note 2)	766	769	64,643

Total Liabilities	766	769	64,643

NET ASSETS	$5,192,549	$5,216,824	$533,364,541

Net assets consist of:
Paid-in capital	$5,115,110	$5,134,857	$487,067,911
Undistributed net investment income	1,201	2,472	114,183
Undistributed net realized gain	—	—	19,381,261
Net unrealized appreciation	76,238	79,495	26,801,186

NET ASSETS	$5,192,549	$5,216,824	$533,364,541

Shares outstanding[b]	200,000	200,000	7,900,000

Net asset value per share	$25.96	$26.08	$67.51

[a]	Cost of foreign currency: $78, $51 and $ —, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2015

	iShares MSCI USA Quality Factor ETF	iShares MSCI USA Size Factor ETF	iShares MSCI USA Value Factor ETF

ASSETS
Investments, at cost:
Unaffiliated	$970,703,914	$204,350,172	$630,443,228
Affiliated (Note 2)	9,076,680	4,814,842	14,778,322

Total cost of investments	$979,780,594	$209,165,014	$645,221,550

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,022,841,021	$227,520,691	$639,481,916
Affiliated (Note 2)	9,076,680	4,900,913	14,914,967

Total fair value of investments	1,031,917,701	232,421,604	654,396,883
Receivables:
Investment securities sold	—	205,371	979,042
Dividends and interest	225,309	187,591	612,351
Capital shares sold	113,679	—	—

Total Assets	1,032,256,689	232,814,566	655,988,276

LIABILITIES
Payables:
Investment securities purchased	—	370,564	1,259,345
Collateral for securities on loan (Note 1)	8,238,271	3,905,217	10,194,355
Investment advisory fees (Note 2)	99,470	28,073	76,038

Total Liabilities	8,337,741	4,303,854	11,529,738

NET ASSETS	$1,023,918,948	$228,510,712	$644,458,538

Net assets consist of:
Paid-in capital	$968,653,824	$201,757,254	$628,140,351
Undistributed net investment income	271,828	190,879	622,435
Undistributed net realized gain	2,856,189	3,305,989	6,520,419
Net unrealized appreciation	52,137,107	23,256,590	9,175,333

NET ASSETS	$1,023,918,948	$228,510,712	$644,458,538

Shares outstanding[b]	16,750,000	3,550,000	10,200,000

Net asset value per share	$61.13	$64.37	$63.18

[a]	Securities on loan with values of $8,065,254, $3,820,646 and $9,918,906, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2015

	iShares MSCI International Developed Momentum Factor ETF[a]	iShares MSCI International Developed Quality Factor ETF[a]	iShares MSCI USA Momentum Factor ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$1,967	$3,241	$2,878,299
Interest — affiliated (Note 2)	—	—	11
Securities lending income — affiliated (Note 2)	—	—	843

Total investment income	1,967	3,241	2,879,153

EXPENSES
Investment advisory fees (Note 2)	766	769	311,664

Total expenses	766	769	311,664

Net investment income	1,201	2,472	2,567,489

NET REALIZED AND UNREALIZED GAIN (LOSS)
Investments — unaffiliated	—	—	(2,071,006)
In-kind redemptions — unaffiliated	—	—	22,622,429

Net realized gain	—	—	20,551,423

Net change in unrealized appreciation/depreciation on:
Investments	76,273	79,548	7,635,281
Translation of assets and liabilities in foreign currencies	(35)	(53)	—

Net change in unrealized appreciation/depreciation	76,238	79,495	7,635,281

Net realized and unrealized gain	76,238	79,495	28,186,704

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$77,439	$81,967	$30,754,193

[a]	For the period from January 13, 2015 (commencement of operations) to January 31, 2015.
[b]	Net of foreign withholding tax of $244, $233 and $2,333, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2015

	iShares MSCI USA Quality Factor ETF	iShares MSCI USA Size Factor ETF	iShares MSCI USA Value Factor ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,977,572	$1,953,937	$4,146,265
Dividends — affiliated (Note 2)	—	6,744	32,152
Interest — affiliated (Note 2)	27	6	17
Securities lending income — affiliated (Note 2)	13,449	16,047	14,572

Total investment income	4,991,048	1,976,734	4,193,006

EXPENSES
Investment advisory fees (Note 2)	471,016	139,018	306,709

Total expenses	471,016	139,018	306,709

Net investment income	4,520,032	1,837,716	3,886,297

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,800,302)	(808,022)	(1,763,377)
Investments — affiliated (Note 2)	—	155	(383)
In-kind redemptions — unaffiliated	7,846,306	4,480,556	8,471,018
In-kind redemptions — affiliated (Note 2)	—	2,644	51,485

Net realized gain	5,046,004	3,675,333	6,758,743

Net change in unrealized appreciation/depreciation	23,187,504	7,371,220	(10,391,608)

Net realized and unrealized gain (loss)	28,233,508	11,046,553	(3,632,865)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,753,540	$12,884,269	$253,432

[a]	Net of foreign withholding tax of $502, $846 and $327, respectively.

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI International Developed Momentum Factor ETF	iShares MSCI International Developed Quality Factor ETF
	Period from January 13, 2015[a] to January 31, 2015 (Unaudited)	Period from January 13, 2015[a] to January 31, 2015 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,201	$2,472
Net change in unrealized appreciation/depreciation	76,238	79,495

Net increase in net assets resulting from operations	77,439	81,967

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,115,110	5,134,857

Net increase in net assets from capital share transactions	5,115,110	5,134,857

INCREASE IN NET ASSETS	5,192,549	5,216,824

NET ASSETS
Beginning of period	—	—

End of period	$5,192,549	$5,216,824

Undistributed net investment income included in net assets at end of period	$1,201	$2,472

SHARES ISSUED
Shares sold	200,000	200,000

Net increase in shares outstanding	200,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI USA Momentum Factor ETF		iShares MSCI USA Quality Factor ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,567,489	$2,536,265	$4,520,032	$4,312,382
Net realized gain	20,551,423	13,200,183	5,046,004	3,179,645
Net change in unrealized appreciation/depreciation	7,635,281	13,642,071	23,187,504	28,835,195

Net increase in net assets resulting from operations	30,754,193	29,378,519	32,753,540	36,327,222

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,610,673)	(2,581,811)	(4,403,029)	(4,171,479)

Total distributions to shareholders	(2,610,673)	(2,581,811)	(4,403,029)	(4,171,479)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	354,883,708	285,175,842	591,414,877	347,221,177
Cost of shares redeemed	(156,188,516)	(146,710,504)	(34,244,753)	(51,199,017)

Net increase in net assets from capital share transactions	198,695,192	138,465,338	557,170,124	296,022,160

INCREASE IN NET ASSETS	226,838,712	165,262,046	585,520,635	328,177,903

NET ASSETS
Beginning of period	306,525,829	141,263,783	438,398,313	110,220,410

End of period	$533,364,541	$306,525,829	$1,023,918,948	$438,398,313

Undistributed net investment income included in net assets at end of period	$114,183	$157,367	$271,828	$154,825

SHARES ISSUED AND REDEEMED
Shares sold	5,300,000	4,800,000	9,700,000	6,300,000
Shares redeemed	(2,300,000)	(2,500,000)	(550,000)	(900,000)

Net increase in shares outstanding	3,000,000	2,300,000	9,150,000	5,400,000

See notes to financial statements.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI USA Size Factor ETF		iShares MSCI USA Value Factor ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,837,716	$2,383,863	$3,886,297	$2,621,699
Net realized gain	3,675,333	3,553,332	6,758,743	4,528,487
Net change in unrealized appreciation/depreciation	7,371,220	10,229,408	(10,391,608)	11,736,339

Net increase in net assets resulting from operations	12,884,269	16,166,603	253,432	18,886,525

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,756,805)	(2,472,309)	(3,502,708)	(2,566,358)

Total distributions to shareholders	(1,756,805)	(2,472,309)	(3,502,708)	(2,566,358)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	104,109,131	20,192,954	518,000,847	51,583,534
Cost of shares redeemed	(16,377,614)	(14,579,403)	(29,403,233)	(20,801,735)

Net increase in net assets from capital share transactions	87,731,517	5,613,551	488,597,614	30,781,799

INCREASE IN NET ASSETS	98,858,981	19,307,845	485,348,338	47,101,966

NET ASSETS
Beginning of period	129,651,731	110,343,886	159,110,200	112,008,234

End of period	$228,510,712	$129,651,731	$644,458,538	$159,110,200

Undistributed net investment income included in net assets at end of period	$190,879	$109,968	$622,435	$238,846

SHARES ISSUED AND REDEEMED
Shares sold	1,650,000	350,000	8,100,000	850,000
Shares redeemed	(250,000)	(250,000)	(450,000)	(350,000)

Net increase in shares outstanding	1,400,000	100,000	7,650,000	500,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI International Developed Momentum Factor ETF

Period from Jan. 13, 2015[a] to Jan. 31, 2015 (Unaudited)
Net asset value, beginning of period	$25.57

Income from investment operations:
Net investment income[b]	0.01
Net realized and unrealized gain[c]	0.38

Total from investment operations	0.39

Net asset value, end of period	$25.96

Total return	1.53%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,193
Ratio of expenses to average net assets[e]	0.30%
Ratio of net investment income to average net assets[e]	0.47%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI International Developed Quality Factor ETF

Period from Jan. 13, 2015[a] to Jan. 31, 2015 (Unaudited)
Net asset value, beginning of period	$25.67

Income from investment operations:
Net investment income[b]	0.01
Net realized and unrealized gain[c]	0.40

Total from investment operations	0.41

Net asset value, end of period	$26.08

Total return	1.60%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,217
Ratio of expenses to average net assets[e]	0.30%
Ratio of net investment income to average net assets[e]	0.96%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI USA Momentum Factor ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$62.56	$54.33	$51.62

Income from investment operations:
Net investment income[b]	0.41	0.70	0.29
Net realized and unrealized gain[c]	4.95	8.24	2.62

Total from investment operations	5.36	8.94	2.91

Less distributions from:
Net investment income	(0.41)	(0.71)	(0.20)

Total distributions	(0.41)	(0.71)	(0.20)

Net asset value, end of period	$67.51	$62.56	$54.33

Total return	8.57%[d]	16.54%	5.65%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$533,365	$306,526	$141,264
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.24%	1.18%	1.88%
Portfolio turnover rate[f]	65%	123%	38%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI USA Quality Factor ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Period from Jul. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$57.68	$50.10	$50.04

Income from investment operations:
Net investment income[b]	0.44	0.85	0.01
Net realized and unrealized gain[c]	3.43	7.51	0.05

Total from investment operations	3.87	8.36	0.06

Less distributions from:
Net investment income	(0.42)	(0.78)	—

Total distributions	(0.42)	(0.78)	—

Net asset value, end of period	$61.13	$57.68	$50.10

Total return	6.70%[d]	16.76%	0.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,023,919	$438,398	$110,220
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.44%	1.52%	0.31%
Portfolio turnover rate[f]	6%	27%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI USA Size Factor ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$60.30	$53.83	$50.68

Income from investment operations:
Net investment income[b]	0.63	1.13	0.31
Net realized and unrealized gain[c]	4.04	6.51	3.05

Total from investment operations	4.67	7.64	3.36

Less distributions from:
Net investment income	(0.60)	(1.17)	(0.21)

Total distributions	(0.60)	(1.17)	(0.21)

Net asset value, end of period	$64.37	$60.30	$53.83

Total return	7.74%[d]	14.31%	6.66%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$228,511	$129,652	$110,344
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.98%	1.97%	2.05%
Portfolio turnover rate[f]	11%	13%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI USA Value Factor ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$62.40	$54.64	$50.26

Income from investment operations:
Net investment income[b]	0.62	1.20	0.30
Net realized and unrealized gain[c]	0.66	7.72	4.29

Total from investment operations	1.28	8.92	4.59

Less distributions from:
Net investment income	(0.50)	(1.16)	(0.21)

Total distributions	(0.50)	(1.16)	(0.21)

Net asset value, end of period	$63.18	$62.40	$54.64

Total return	2.02%[d]	16.47%	9.16%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$644,459	$159,110	$112,008
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.90%	2.04%	1.98%
Portfolio turnover rate[f]	8%	8%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI International Developed Momentum Factor[a]	Non-diversified
MSCI International Developed Quality Factor[a]	Non-diversified
MSCI USA Momentum Factor	Diversified
MSCI USA Quality Factor	Non-diversified
MSCI USA Size Factor	Diversified
MSCI USA Value Factor	Diversified

[a]	The Fund commenced operations on January 13, 2015.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2015, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105%

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of January 31, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of January 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI USA Quality Factor	$8,065,254	$8,065,254	$—
MSCI USA Size Factor	3,820,646	3,820,646	—
MSCI USA Value Factor	9,918,906	9,918,906	—

[a]

Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA, manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI International Developed Momentum Factor	0.30%
MSCI International Developed Quality Factor	0.30
MSCI USA Momentum Factor	0.15
MSCI USA Quality Factor	0.15
MSCI USA Size Factor	0.15
MSCI USA Value Factor	0.15

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF, and iShares MSCI USA Value Factor ETF (the “Group 1 Funds”), retain 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares MSCI International Developed Momentum Factor ETF and iShares MSCI International Developed Quality Factor ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015 each Group 1 Fund retained 70% of securities lending income and each Group 2 Fund retained 75% of securities lending income, and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Group 1 Fund retained for the remainder of calendar year 2014, 75% of securities lending income and each Group 2 Fund retained 80% of securities lending income, and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI USA Momentum Factor	$454
MSCI USA Quality Factor	6,450
MSCI USA Size Factor	7,244
MSCI USA Value Factor	6,944

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended January 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI USA Size Factor
BlackRock Inc.	629	507	(84)	1,052	$358,217	$3,125	$1,261
PNC Financial Services Group Inc. (The)	2,429	2,444	(105)	4,768	403,087	3,619	1,538

					$761,304	$6,744	$2,799

MSCI USA Value Factor
BlackRock Inc.	937	2,919	(465)	3,391	$1,154,669	$6,971	$36,438
PNC Financial Services Group Inc. (The)	9,159	29,657	(1,326)	37,490	3,169,405	25,181	14,664

					$4,324,074	$32,152	$51,102

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2015 were as follows:

iShares ETF	Purchases	Sales
MSCI International Developed Momentum Factor	$141,284	$—
MSCI International Developed Quality Factor	373,393	—
MSCI USA Momentum Factor	267,259,856	267,315,349
MSCI USA Quality Factor	40,238,075	39,499,415
MSCI USA Size Factor	21,491,354	20,877,989
MSCI USA Value Factor	34,696,415	33,047,343

In-kind transactions (see Note 4) for the six months ended January 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI International Developed Momentum Factor	$4,963,826	$—
MSCI International Developed Quality Factor	4,751,463	—
MSCI USA Momentum Factor	354,199,390	155,714,624
MSCI USA Quality Factor	590,030,146	34,012,399
MSCI USA Size Factor	103,510,437	16,240,628
MSCI USA Value Factor	516,218,672	29,145,633

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares MSCI International Developed Momentum Factor ETF and iShares MSCI International Developed Quality Factor ETF each invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy;

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2014, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI USA Momentum Factor	$178,551
MSCI USA Quality Factor	50,270
MSCI USA Size Factor	55,807

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI International Developed Momentum Factor	$5,115,032	$149,159	$(72,886)	$76,273
MSCI International Developed Quality Factor	5,134,854	153,659	(74,111)	79,548
MSCI USA Momentum Factor	506,726,612	38,898,381	(12,383,529)	26,514,852
MSCI USA Quality Factor	980,518,014	72,013,614	(20,613,927)	51,399,687
MSCI USA Size Factor	209,478,551	26,893,748	(3,950,695)	22,943,053
MSCI USA Value Factor	645,437,435	30,528,866	(21,569,418)	8,959,448

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	69

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares MSCI International Developed Momentum Factor ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on September 10-11, 2014, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including a fund sponsored by an “at cost” service provider) (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fee and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying index that serves as the underlying index for the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares Funds, including in terms of the different, generally more extensive services to be provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	71

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

II. iShares MSCI International Developed Quality Factor ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on September 10-11, 2014, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including a fund sponsored by an “at cost” service provider) (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fee and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	73

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying index that serves as the underlying index for the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares Funds, including in terms of the different, generally more extensive services to be provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
MSCI USA Momentum Factor	$0.404439	$—	$0.006657	$0.411096	98%	—%	2%		100%
MSCI USA Quality Factor	0.414375	—	0.001229	0.415604	100	—	0	[a]	100
MSCI USA Size Factor	0.539676	—	0.055749	0.595425	91	—	9		100
MSCI USA Value Factor	0.470884	—	0.027614	0.498498	94	—	6		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	75

Notes:

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	77

Notes:

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-711-0115

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date: March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date: March 27, 2015
By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: March 27, 2015